UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

CT Corporation System

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: April 30, 2008

Date of reporting period: April 30, 2008

Item 1.	Reports to Stockholders.

2008 ANNUAL REPORT TO SHAREHOLDERS

iSHARES® DOW JONES SERIES

iSHARES® KLD SERIES

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

APRIL 30, 2008

Would you prefer to receive materials like this electronically?

See inside cover for details.

iShares Dow Jones U.S. Basic Materials Sector Index Fund

iShares Dow Jones U.S. Consumer Goods Sector Index Fund

iShares Dow Jones U.S. Consumer Services Sector Index Fund

iShares Dow Jones U.S. Financial Sector Index Fund

iShares Dow Jones U.S. Industrial Sector Index Fund

iShares Dow Jones U.S. Financial Services Index Fund

iShares Dow Jones U.S. Real Estate Index Fund

iShares KLD Select SocialSM Index Fund

iShares KLD 400 Social Index Fund

iShares Cohen & Steers Realty Majors Index Fund

iShares®

Dear iShares Shareholder:

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Management’s Discussion of Fund Performance

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

Performance as of April 30, 2008

Average Annual Total Returns

Year Ended 4/30/08			Five Years Ended 4/30/08			Inception to 4/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
22.24%	22.17%	22.92%	20.40%	20.39%	21.11%	12.56%	12.55%	13.16%

Cumulative Total Returns

Year Ended 4/30/08			Five Years Ended 4/30/08			Inception to 4/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
22.24%	22.17%	22.92%	152.97%	152.95%	160.50%	154.14%	153.96%	165.31%

Total returns for the period since inception are calculated from the inception date of the Fund (6/12/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 4/30/08
Industry	Percentage of Net Assets
Chemicals	43.07%

Mining	18.16

Iron & Steel	12.31

Agriculture	10.63

Coal	9.04

Forest Products & Paper	4.95

Metal Fabricate & Hardware	0.83

Household Products & Wares	0.78

Manufacturing	0.08

Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 4/30/08
Security	Percentage of Net Assets
Monsanto Co.	10.63%

E.I. du Pont de Nemours and Co.	7.58

Freeport-McMoRan Copper & Gold Inc.	7.47

Dow Chemical Co. (The)	6.54

Praxair Inc.	4.97

Alcoa Inc.	4.88

Air Products and Chemicals Inc.	3.41

Nucor Corp.	3.41

Newmont Mining Corp.	3.30

United States Steel Corp.	3.14

TOTAL	55.33%

The iShares Dow Jones U.S. Basic Materials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Basic Materials Index (the “Index”). The Index measures the performance of the basic materials sector of the U.S. equity market, and includes companies in the following industry groups: chemicals, forestry and paper, industrial metals and mining. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended April 30, 2008 (the “reporting period”), the Fund returned 22.24%, while the Index returned 22.92%.

Domestic equity markets, as measured by the Dow Jones U.S. Index, declined for the 12-month period ending April 30, 2008, against a backdrop of increasing volatility. The volatility was fueled by problems in the subprime mortgage industry which led to a “credit crunch” and spread to broader areas of the economy as the reporting period progressed. Many banks and financial institutions announced large subprime-related losses, some financial institutions struggled under the weight of deteriorating credit conditions, and corporate earnings growth slowed. Energy and commodity prices climbed as the U.S. dollar declined, driving inflation worries despite evidence of slowing economic activity. Responding to signs of a slowing economy, the Federal Reserve (the “Fed”) took decisive action. The Fed lowered its federal funds target rate for the first time since June 2003, cutting rates seven times during the reporting period, bringing the rate down to 2.00% by the end of the period. Late in the first quarter of 2008, the Fed also made less routine moves, initiating several actions aimed at increasing liquidity levels in financial markets. In the final month of the reporting period, the outlook appeared to improve for both the economy and the equity markets: home prices showed signs of stabilizing, March retail sales were stronger than anticipated, and first-quarter GDP increased.

During the reporting period basic materials shares performed strongly, continuing to benefit from healthy levels of global demand for commodities products, including agricultural commodities, forest products, oil, and metals. This demand, in turn, translated into gains for companies related to the production or delivery of these products.

Among the Fund’s ten largest holdings as of April 30, 2008, performance was largely positive for the reporting period. Agricultural chemical company Monsanto Co. delivered the strongest gains among the ten largest holdings, followed by mining company Freeport-McMoRan Copper & Gold Inc. Industrial gas manufacturers Praxair Inc. and Air Products and Chemicals Inc. also produced significant returns. The Dow Chemical Co. was the lone issue to post a decline for the reporting period.

2	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

Performance as of April 30, 2008

Average Annual Total Returns

Year Ended 4/30/08			Five Years Ended 4/30/08			Inception to 4/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(2.07)%	(2.19)%	(1.64)%	10.50%	10.47%	11.11%	6.71%	6.70%	7.36%

Cumulative Total Returns

Year Ended 4/30/08			Five Years Ended 4/30/08			Inception to 4/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(2.07)%	(2.19)%	(1.64)%	64.76%	64.50%	69.31%	66.89%	66.79%	75.09%

Total returns for the period since inception are calculated from the inception date of the Fund (6/12/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/16/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS INDEX FUND

PORTFOLIO ALLOCATION As of 4/30/08
Industry	Percentage of Net Assets
Beverages	23.26%

Cosmetics & Personal Care	20.38

Agriculture	16.40

Food	13.81

Apparel	4.67

Household Products & Wares	3.60

Auto Parts & Equipment	3.29

Auto Manufacturers	2.22

Software	2.10

Home Builders	1.95

Toys, Games & Hobbies	1.03

Leisure Time	1.00

Distribution & Wholesale	0.98

Hand & Machine Tools	0.86

Home Furnishings	0.80

Manufacturing	0.67

Electronics	0.60

Housewares	0.44

Electrical Components & Equipment	0.34

Textiles	0.32

Pharmaceuticals	0.30

Office Furnishings	0.27

Retail	0.16

Commercial Services	0.13

Biotechnology	0.09

Machinery	0.06

Internet	0.05

Short-Term and Other Net Assets	0.22

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 4/30/08
Security	Percentage of Net Assets
Procter & Gamble Co. (The)	15.77%

Coca-Cola Co. (The)	9.58

PepsiCo Inc.	8.46

Philip Morris International Inc.	8.19

Kraft Foods Inc.	3.42

Altria Group Inc.	3.21

Colgate-Palmolive Co.	2.80

Anheuser-Busch Companies Inc.	2.76

Kimberly-Clark Corp.	2.08

Archer-Daniels-Midland Co.	1.98

TOTAL	58.25%

The iShares Dow Jones U.S. Consumer Goods Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Consumer Goods Index (the “Index”). The Index measures the performance of the consumer goods sector of the U.S. equity market, and includes companies in the following industry groups: automobiles and parts, beverages, food producers, household goods, leisure goods, personal goods and tobacco. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended April 30, 2008 (the “reporting period”), the Fund declined 2.07%, while the Index declined 1.64%.

Domestic equity markets, as measured by the Dow Jones U.S. Index, declined for the 12-month period ending April 30, 2008, against a backdrop of increasing volatility. The volatility was fueled by problems in the subprime mortgage industry which led to a “credit crunch”

4	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

and spread to broader areas of the economy as the reporting period progressed. Many banks and financial institutions announced large subprime-related losses, some financial institutions struggled under the weight of deteriorating credit conditions, and corporate earnings growth slowed. Energy and commodity prices climbed as the U.S. dollar declined, driving inflation worries despite evidence of slowing economic activity. Responding to signs of a slowing economy, the Federal Reserve (the “Fed”) took decisive action. The Fed lowered its federal funds target rate for the first time since June 2003, cutting rates seven times during the reporting period, bringing the rate down to 2.00% by the end of the period. Late in the first quarter of 2008, the Fed also made less routine moves, initiating several actions aimed at increasing liquidity levels in financial markets. In the final month of the reporting period, the outlook appeared to improve for both the economy and the equity markets: home prices showed signs of stabilizing, March retail sales were stronger than anticipated, and first-quarter GDP increased.

Consumer goods stocks declined slightly during the reporting period, but still outpaced the performance of the broader market. Consumer staples stocks, which comprised the majority of the Index during the period, helped to contribute to this out performance since they are generally less sensitive to the state of the economy and generally tend to outperform the broader market during economic downturns.

Among the Fund’s ten largest holdings as of April 30, 2008, performance was mostly positive for the reporting period. The Coca-Cola Co. delivered the largest gain, followed by food products company Archer-Daniels-Midland Co. Household products companies Procter & Gamble Co. and Colgate-Palmolive Co. also performed well, as did PepsiCo Inc. Kimberly-Clark Corp., Kraft Foods Inc., and Altria Group Inc. were the decliners for the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

Performance as of April 30, 2008

Average Annual Total Returns

Year Ended 4/30/08			Five Years Ended 4/30/08			Inception to 4/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(12.77)%	(12.78)%	(12.58)%	6.19%	6.20%	6.67%	0.49%	0.49%	0.97%

Cumulative Total Returns

Year Ended 4/30/08			Five Years Ended 4/30/08			Inception to 4/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(12.77)%	(12.78)%	(12.58)%	35.00%	35.11%	38.13%	3.91%	3.91%	7.90%

Total returns for the period since inception are calculated from the inception date of the Fund (6/12/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/20/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

6	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 4/30/08
Industry	Percentage of Net Assets
Retail	48.52%

Media	24.31

Internet	5.73

Food	4.13

Commercial Services	3.70

Lodging	3.19

Pharmaceuticals	1.99

Advertising	1.63

Entertainment	1.61

Leisure Time	1.57

Airlines	1.55

Software	0.84

Apparel	0.46

Computers	0.33

Electronics	0.14

Manufacturing	0.10

Household Products & Wares	0.06

Short-Term and Other Net Assets	0.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 4/30/08
Security	Percentage of Net Assets
Wal-Mart Stores Inc.	9.39%

McDonald’s Corp.	4.49

CVS Caremark Corp.	3.78

Walt Disney Co. (The)	3.75

Time Warner Inc.	3.52

Home Depot Inc.	3.17

Target Corp.	2.58

Comcast Corp. Class A	2.58

Lowe’s Companies Inc.	2.41

eBay Inc.	2.40

TOTAL	38.07%

The iShares Dow Jones U.S. Consumer Services Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Consumer Services Index (the “Index”). The Index measures the performance of the consumer services sector of the U.S. equity market, and includes companies in the following industry groups: food and drug retailers, general retailers, media and travel and leisure. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended April 30, 2008 (the “reporting period”), the Fund declined 12.77%, while the Index declined 12.58%.

Domestic equity markets, as measured by the Dow Jones U.S. Index, declined for the 12-month period ending April 30, 2008, against a backdrop of increasing volatility. The volatility was fueled by problems in the subprime mortgage industry which led to a “credit crunch” and spread to broader areas of the economy as the reporting period progressed. Many banks and financial institutions announced large subprime-related losses, some financial institutions struggled under the weight of deteriorating credit conditions, and corporate earnings growth slowed. Energy and commodity prices climbed as the U.S. dollar declined, driving inflation worries despite evidence of slowing economic activity. Responding to signs of a slowing economy, the Federal Reserve (the “Fed”) took decisive action. The Fed lowered its federal funds target rate for the first time since June 2003, cutting rates seven times during the reporting period, bringing the rate down to 2.00% by the end of the period. Late in the first quarter of 2008, the Fed also made less routine moves, initiating several actions aimed at increasing liquidity levels in financial markets. In the final month of the reporting period, the outlook appeared to improve for both the economy and the equity markets: home prices showed signs of stabilizing, March retail sales were stronger than anticipated, and first-quarter GDP increased.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

Consumer services stocks, as represented by the Index, lagged the performance of the broader market during the reporting period primarily due to their exposure to consumer discretionary stocks. Consumer discretionary stocks, which comprised the majority of the Index during the period, are sensitive to the state of the economy and generally underperform the broader market in weak economic environments.

Among the Fund’s ten largest holdings as of April 30, 2008, performance was mostly negative for the reporting period. McDonald’s Corp. and Wal-Mart Stores Inc. were the strongest performers. Drugstore chain CVS Caremark Corp. also delivered positive results. Entertainment company Time Warner Inc. and the Class A shares of cable operator Comcast Corp. endured the largest declines for the reporting period, followed by home improvement retailers Lowe’s Companies Inc. and Home Depot Inc.

8	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

Performance as of April 30, 2008

Average Annual Total Returns

Year Ended 4/30/08			Five Years Ended 4/30/08			Inception to 4/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(24.81)%	(24.84)%	(24.54)%	5.89%	5.85%	6.44%	4.49%	4.49%	5.07%

Cumulative Total Returns

Year Ended 4/30/08			Five Years Ended 4/30/08			Inception to 4/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(24.81)%	(24.84)%	(24.54)%	33.12%	32.87%	36.64%	41.78%	41.72%	48.17%

Total returns for the period since inception are calculated from the inception date of the Fund (5/22/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/31/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 4/30/08
Industry	Percentage of Net Assets
Diversified Financial Services	32.94%

Banks	27.87

Insurance	23.33

Real Estate Investment Trusts	11.31

Savings & Loans	1.70

Software	0.96

Real Estate	0.76

Commercial Services	0.54

Forest Products & Paper	0.50

Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 4/30/08
Security	Percentage of Net Assets
Bank of America Corp.	6.97%

JPMorgan Chase & Co.	6.66

Citigroup Inc.	5.43

American International Group Inc.	4.25

Wells Fargo & Co.	3.92

Goldman Sachs Group Inc. (The)	2.84

U.S. Bancorp	2.41

Wachovia Corp.	2.39

Bank of New York Mellon Corp. (The)	2.05

American Express Co.	2.03

TOTAL	38.95%

The iShares Dow Jones U.S. Financial Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Financials Index (the “Index”). The Index measures the performance of the financial sector of the U.S. equity market, and includes companies in the following industry groups: banks, non-life insurance, life insurance, real estate and general finance. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended April 30, 2008 (the “reporting period”), the Fund declined 24.81%, while the Index declined 24.54%.

Domestic equity markets, as measured by the Dow Jones U.S. Index, declined for the 12-month period ending April 30, 2008, against a backdrop of increasing volatility. The volatility was fueled by problems in the subprime mortgage industry which led to a “credit crunch” and spread to broader areas of the economy as the reporting period progressed. Many banks and financial institutions announced large subprime-related losses, some financial institutions struggled under the weight of deteriorating credit conditions, and corporate earnings growth slowed. Energy and commodity prices climbed as the U.S. dollar declined, driving inflation worries despite evidence of slowing economic activity. Responding to signs of a slowing economy, the Federal Reserve (the “Fed”) took decisive action. The Fed lowered its federal funds target rate for the first time since June 2003, cutting rates seven times during the reporting period, bringing the rate down to 2.00% by the end of the period. Late in the first quarter of 2008, the Fed also made less routine moves, initiating several actions aimed at increasing liquidity levels in financial markets. In the final month of the reporting period, the outlook appeared to improve for both the economy and the equity markets: home prices showed signs of stabilizing, March retail sales were stronger than anticipated, and first-quarter GDP increased.

The financial sector as a group delivered one of the weakest returns within the Dow Jones U.S. Index during the reporting period, as financial companies continued to struggle with the fallout stemming from problems associated with the subprime mortgage market. In particular, consumer banks and lenders suffered reduced earnings levels and poor market performance.

Among the Fund’s ten largest holdings as of April 30, 2008, performance was mostly negative for the reporting period. Regional bank U.S. Bancorp posted a modest gain, as did Bank of New York Mellon Corp. Diversified financial services companies Citigroup Inc. and Wachovia Corp. logged the steepest declines among the ten largest holdings. Insurance company American International Group Inc., Bank of America Corp., and credit services company American Express Co. were other significant decliners.

10	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

Performance as of April 30, 2008

Average Annual Total Returns

Year Ended 4/30/08			Five Years Ended 4/30/08			Inception to 4/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1.91%	1.82%	2.35%	13.99%	14.01%	14.54%	3.47%	3.46%	3.54%

Cumulative Total Returns

Year Ended 4/30/08			Five Years Ended 4/30/08			Inception to 4/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1.91%	1.82%	2.35%	92.46%	92.60%	97.13%	30.87%	30.80%	31.58%

Total returns for the period since inception are calculated from the inception date of the Fund (6/12/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/20/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 4/30/08
Industry	Percentage of Net Assets
Manufacturing	31.44%

Aerospace & Defense	15.01

Transportation	12.70

Machinery	8.17

Commercial Services	5.31

Electronics	4.74

Software	3.53

Engineering & Construction	3.16

Electrical Components & Equipment	3.14

Environmental Control	1.99

Packaging & Containers	1.75

Building Materials	1.60

Metal Fabricate & Hardware	1.22

Auto Manufacturers	1.04

Distribution & Wholesale	0.84

Household Products & Wares	0.53

Telecommunications	0.42

Forest Products & Paper	0.42

Hand & Machine Tools	0.42

Energy - Alternate Sources	0.33

Mining	0.32

Chemicals	0.30

Electric	0.25

Computers	0.24

Textiles	0.23

Holding Companies - Diversified	0.19

Retail	0.15

Internet	0.10

Trucking & Leasing	0.10

Housewares	0.09

Health Care - Products	0.08

Semiconductors	0.03

Short-Term and Other Net Assets	0.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 4/30/08
Security	Percentage of Net Assets
General Electric Co.	16.64%

United Technologies Corp.	3.34

Boeing Co. (The)	2.95

Caterpillar Inc.	2.60

3M Co.	2.54

United Parcel Service Inc. Class B	2.51

Emerson Electric Co.	2.11

Honeywell International Inc.	2.07

Union Pacific Corp.	1.94

Deere & Co.	1.86

TOTAL	38.56%

The iShares Dow Jones U.S. Industrial Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Industrials Index (the “Index”). The Index measures the performance of the industrials sector of the U.S. equity market, and includes companies in the following industry groups: construction and materials, aerospace and defense, general industrials, electronic and electrical equipment, industrial engineering and industrial transportation and support services. The Fund invests in a representative sample of securities included in the Index that collectively has

12	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended April 30, 2008 (the “reporting period”), the Fund returned 1.91%, while the Index returned 2.35%.

Domestic equity markets, as measured by the Dow Jones U.S. Index, declined for the 12-month period ending April 30, 2008, against a backdrop of increasing volatility. The volatility was fueled by problems in the subprime mortgage industry which led to a “credit crunch” and spread to broader areas of the economy as the reporting period progressed. Many banks and financial institutions announced large subprime-related losses, some financial institutions struggled under the weight of deteriorating credit conditions, and corporate earnings growth slowed. Energy and commodity prices climbed as the U.S. dollar declined, driving inflation worries despite evidence of slowing economic activity. Responding to signs of a slowing economy, the Federal Reserve (the “Fed”) took decisive action. The Fed lowered its federal funds target rate for the first time since June 2003, cutting rates seven times during the reporting period, bringing the rate down to 2.00% by the end of the period. Late in the first quarter of 2008, the Fed also made less routine moves, initiating several actions aimed at increasing liquidity levels in financial markets. In the final month of the reporting period, the outlook appeared to improve for both the economy and the equity markets: home prices showed signs of stabilizing, March retail sales were stronger than anticipated, and first-quarter GDP increased.

Industrial stocks as a group delivered modestly positive returns for the reporting period, as continued global demand for commodities and infrastructure was countered by rising energy costs and a slowing economy in the U.S. Rising agricultural prices translated into higher demand for farm machinery, and the ongoing conflict in Iraq benefited defense companies.

Among the Fund’s ten largest holdings as of April 30, 2008, performance was mostly positive for the reporting period. Farm machinery company Deere & Co. logged the strongest results, followed by railroad company Union Pacific Corp. Machinery maker Caterpillar Inc. and Emerson Electric Co. also performed particularly well. Conglomerate General Electric Co. and airplane manufacturer Boeing Co. were the largest decliners for the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

Performance as of April 30, 2008

Average Annual Total Returns

Year Ended 4/30/08			Five Years Ended 4/30/08			Inception to 4/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(28.37)%	(28.50)%	(28.14)%	4.35%	4.32%	4.90%	3.02%	3.00%	3.58%

Cumulative Total Returns

Year Ended 4/30/08			Five Years Ended 4/30/08			Inception to 4/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(28.37)%	(28.50)%	(28.14)%	23.71%	23.57%	27.00%	26.41%	26.26%	32.01%

Total returns for the period since inception are calculated from the inception date of the Fund (6/12/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or ”NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

14	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

PORTFOLIO ALLOCATION As of 4/30/08
Industry	Percentage of Net Assets
Diversified Financial Services	51.23%

Banks	43.39

Savings & Loans	2.63

Software	1.49

Commercial Services	0.84

Insurance	0.35

Short-Term and Other Net Assets	0.07

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 4/30/08
Security	Percentage of Net Assets
Bank of America Corp.	10.84%

JPMorgan Chase & Co.	10.35

Citigroup Inc.	8.45

Wells Fargo & Co.	6.10

Goldman Sachs Group Inc. (The)	4.43

U.S. Bancorp	3.76

Wachovia Corp.	3.72

Bank of New York Mellon Corp. (The)	3.19

American Express Co.	3.16

Morgan Stanley	3.15

TOTAL	57.15%

The iShares Dow Jones U.S. Financial Services Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Financial Services Index (the “Index”). The Index measures the performance of the financial services sector of the U.S. equity market and is a subset of the Dow Jones U.S. Financials Index. The Index includes companies in the following industry groups: banks and investment management/brokers. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended April 30, 2008 (the “reporting period”), the Fund declined 28.37%, while the Index declined 28.14%.

Domestic equity markets, as measured by the Dow Jones U.S. Index, declined for the 12-month period ending April 30, 2008, against a backdrop of increasing volatility. The volatility was fueled by problems in the subprime mortgage industry which led to a “credit crunch” and spread to broader areas of the economy as the reporting period progressed. Many banks and financial institutions announced large subprime-related losses, some financial institutions struggled under the weight of deteriorating credit conditions, and corporate earnings growth slowed. Energy and commodity prices climbed as the U.S. dollar declined, driving inflation worries despite evidence of slowing economic activity. Responding to signs of a slowing economy, the Federal Reserve (the “Fed”) took decisive action. The Fed lowered its federal funds target rate for the first time since June 2003, cutting rates seven times during the reporting period, bringing the rate down to 2.00% by the end of the period. Late in the first quarter of 2008, the Fed also made less routine moves, initiating several actions aimed at increasing liquidity levels in financial markets. In the final month of the reporting period, the outlook appeared to improve for both the economy and the equity markets: home prices showed signs of stabilizing, March retail sales were stronger than anticipated, and first-quarter GDP increased.

Financial services companies were the worst performing group in the Dow Jones U.S. Index during the reporting period, as this group struggled with problems stemming from the subprime mortgage market. Lenders and diversified financial companies tended to perform the worst, while select regional banks generally delivered relatively stronger results.

Most of the Fund’s ten largest holdings as of April 30, 2008, delivered negative returns for the reporting period. Regional bank U.S. Bancorp posted a modest gain, as did Bank of New York Mellon Corp. Diversified financial services companies Citigroup Inc. and Wachovia Corp. logged the steepest declines among the ten largest holdings. Investment bank Morgan Stanley and Bank of America Corp. also declined significantly during the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

Performance as of April 30, 2008

Average Annual Total Returns

Year Ended 4/30/08			Five Years Ended 4/30/08			Inception to 4/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(16.16)%	(16.02)%	(15.72)%	16.66%	16.72%	17.17%	14.62%	14.63%	15.12%

Cumulative Total Returns

Year Ended 4/30/08			Five Years Ended 4/30/08			Inception to 4/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(16.16)%	(16.02)%	(15.72)%	116.06%	116.61%	120.80%	193.25%	193.55%	203.77%

Total returns for the period since inception are calculated from the inception date of the Fund (6/12/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

16	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

PORTFOLIO ALLOCATION As of 4/30/08
Industry	Percentage of Net Assets
REITs - Regional Malls	14.39%

REITs - Apartments	12.97

REITs - Office Property	12.80

REITs - Diversified	9.38

REITs - Shopping Centers	8.89

REITs - Health Care	8.41

REITs - Warehouse/Industrial	8.26

REITs - Hotels	6.01

REITs - Storage	3.74

Real Estate Operating/Development	3.67

REITs - Mortgage	3.18

Real Estate Management/Services	2.40

Forestry	2.27

Paper & Related Products	1.62

REITs - Outlet Centers	1.49

REITs - Manufactured Homes	0.37

Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 4/30/08
Security	Percentage of Net Assets
Simon Property Group Inc.	7.30%

ProLogis	5.28

Vornado Realty Trust	4.39

Boston Properties Inc.	3.93

Public Storage	3.74

Equity Residential	3.70

General Growth Properties Inc.	3.22

Host Hotels & Resorts Inc.	2.95

Kimco Realty Corp.	2.89

Annaly Capital Management Inc.	2.56

TOTAL	39.96%

The iShares Dow Jones U.S. Real Estate Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Real Estate Index (the “Index”). The Index measures the performance of the real estate sector of the U.S. equity market and includes companies in the following sub-sectors: real estate holding and development and real estate investment trusts. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended April 30, 2008 (the “reporting period”), the Fund declined 16.16%, while the Index declined 15.72%.

Domestic equity markets declined for the 12-month period ending April 30, 2008, against a backdrop of increasing volatility. The volatility was fueled by problems in the subprime mortgage industry which led to a “credit crunch” and spread to broader areas of the economy as the reporting period progressed. Many banks and financial institutions announced large subprime-related losses, some financial institutions struggled under the weight of deteriorating credit conditions, and corporate earnings growth slowed. Energy and commodity prices climbed as the U.S. dollar declined, driving inflation worries despite evidence of slowing economic activity. Responding to signs of a slowing economy, the Federal Reserve (the “Fed”) took decisive action. The Fed lowered its federal funds target rate for the first time since June 2003, cutting rates seven times during the reporting period, bringing the rate down to 2.00% by the end of the period. Late in the first quarter of 2008, the Fed also made less routine moves, initiating several actions aimed at increasing liquidity levels in financial markets. In the final month of the reporting period, the outlook appeared to improve for both the economy and the equity markets: home prices showed signs of stabilizing, March retail sales were stronger than anticipated, and first-quarter GDP increased.

The slowing economy, deterioration in the housing market, and the “credit crunch” had a negative impact on real estate investment trusts (“REITs”), which suffered double-digit declines for the reporting period and underperformed the broad stock market indexes. The

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance (Continued)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

economic slowdown led to a general increase in commercial property vacancies; housing market concerns spilled over into the commercial market, depressing property values; and the “credit crunch” made development financing more challenging.

Mortgage REITs, which invest primarily in mortgages and mortgage-backed securities, declined the most as the problems surrounding the subprime lending industry led to substantial write-downs on residential mortgage-backed securities. Retail REITs, which own shopping centers and regional malls, also performed poorly as a slowdown in consumer spending led to waning demand for retail space, putting downward pressure on rents. Lodging and office REITs felt the ill effects of the economic downturn on occupancy rates in hotels and office buildings. The best performers in the REIT sector included health care REITs, which are relatively immune to the economic environment, and industrial REITs, which benefited from steady warehouse demand and international exposure. Apartment REITs also held up well as tighter lending standards and housing market difficulties led many potential home buyers to rent rather than own.

Nine of the Fund’s ten largest holdings as of April 30, 2008, declined during the reporting period. The weakest performers were regional mall owner General Growth Properties Inc. and Host Hotels & Resorts Inc., which owns and operates luxury hotels. Other top-ten holdings that suffered double-digit declines for the reporting period included office and retail property owner Vornado Realty Trust, neighborhood shopping center owner Kimco Realty Corp., and mall owner Simon Property Group Inc., the Fund’s largest holding. The only stock among the Fund’s ten largest holdings to advance for the reporting period was mortgage REIT Annaly Capital Management Inc., which benefited from its notable exposure to high-quality, government-sponsored mortgage debt.

18	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® KLD SELECT SOCIALSM INDEX FUND

Performance as of April 30, 2008

Average Annual Total Returns						Cumulative Total Returns

Year Ended 4/30/08			Inception to 4/30/08			Inception to 4/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(5.08)%	(5.19)%	(4.66)%	5.94%	5.92%	6.47%	20.72%	20.66%	22.74%

Total returns for the period since inception are calculated from the inception date of the Fund (1/24/05). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/28/05), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

Management’s Discussion of Fund Performance (Continued)

iSHARES® KLD SELECT SOCIALSM INDEX FUND

PORTFOLIO ALLOCATION As of 4/30/08
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	26.30%

Financial	14.85

Technology	14.50

Energy	11.27

Communications	9.60

Industrial	9.47

Consumer Cyclical	8.08

Basic Materials	4.39

Utilities	1.45

Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 4/30/08
Security	Percentage of Net Assets
Johnson & Johnson	4.61%

General Mills Inc.	3.15

International Business Machines Corp.	2.92

Exxon Mobil Corp.	2.87

Microsoft Corp.	2.47

United Parcel Service Inc. Class B	2.38

Kimberly-Clark Corp.	2.33

Travelers Companies Inc. (The)	2.26

Procter & Gamble Co. (The)	1.93

Texas Instruments Inc.	1.82

TOTAL	26.74%

The iShares KLD Select SocialSM Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the KLD Select SocialSM Index (the “Index”). The Index is designed to maximize exposure to companies that KLD determines to have positive social and environmental characteristics, while at the same time maintaining risk and return characteristics similar to the Russell 1000® Index. The Index consists of approximately 200 to 300 companies drawn from the universe of companies included in the S&P 500® Index and the Russell 1000 Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended April 30, 2008 (the “reporting period”), the Fund declined 5.08%, while the Index declined 4.66%.

Domestic equity markets declined for the 12-month period ending April 30, 2008, against a backdrop of increasing volatility. The volatility was fueled by problems in the subprime mortgage industry which led to a “credit crunch” and spread to broader areas of the economy as the reporting period progressed. Many banks and financial institutions announced large subprime-related losses, some financial institutions struggled under the weight of deteriorating credit conditions, and corporate earnings growth slowed. Energy and commodity prices climbed as the U.S. dollar declined, driving inflation worries despite evidence of slowing economic activity. Responding to signs of a slowing economy, the Federal Reserve (the “Fed”) took decisive action. The Fed lowered its federal funds target rate for the first time since June 2003, cutting rates seven times during the reporting period, bringing the rate down to 2.00% by the end of the period. Late in the first quarter of 2008, the Fed also made less routine moves, initiating several actions aimed at increasing liquidity levels in financial markets. In the final month of the reporting period, the outlook appeared to improve for both the economy and the equity markets: home prices showed signs of stabilizing, March retail sales were stronger than anticipated, and first-quarter GDP increased.

Within the Index, sector performance was mostly negative for the reporting period. The energy sector, which represented approximately 8% of the Index during the period, was the most significant positive contributor to performance. The materials sector also contributed positively to returns. On the negative side, the financials sector, which represented nearly 20% of the Index during the period, was the most significant detractor from performance by far, followed by the consumer discretionary and health care sectors.

Among the Fund’s ten largest holdings as of April 30, 2008, performance was mixed for the reporting period. Computer maker International Business Machines Corp. was the strongest performer among the Fund’s ten largest holdings, followed by diversified oil company Exxon Mobil Corp. Semiconductor company Texas Instruments Inc. and insurance company Travelers Companies Inc. led the decliners for the reporting period.

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

20	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® KLD 400 SOCIAL INDEX FUND

Performance as of April 30, 2008

Average Annual Total Returns						Cumulative Total Returns

Year Ended 4/30/08			Inception to 4/30/08			Inception to 4/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(6.89)%	(6.96)%	(6.41)%	(1.06)%	(1.09)%	(0.57)%	(1.55)%	(1.59)%	(0.83)%

Total returns for the period since inception are calculated from the inception date of the Fund (11/14/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/17/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	21

Management’s Discussion of Fund Performance (Continued)

iSHARES® KLD 400 SOCIAL INDEX FUND

PORTFOLIO ALLOCATION As of 4/30/08
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	24.47%

Financial	18.66

Technology	16.21

Communications	14.19

Consumer Cyclical	10.08

Industrial	7.68

Energy	5.88

Basic Materials	1.99

Utilities	0.67

Short-Term and Other Net Assets	0.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 4/30/08
Security	Percentage of Net Assets
AT&T Inc.	3.88%

Microsoft Corp.	3.79

Procter & Gamble Co. (The)	3.43

Johnson & Johnson	3.16

JPMorgan Chase & Co.	2.69

Apple Inc.	2.54

Cisco Systems Inc.	2.54

Intel Corp.	2.14

Coca-Cola Co. (The)	1.96

Hewlett-Packard Co.	1.90

TOTAL	28.03%

The iShares KLD 400 Social Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Domini 400 SocialSM Index (the “Index”). The Index is designed to provide exposure to the common stocks of companies that KLD determines have positive environmental, social and governance characteristics. The Index consists of 400 companies drawn primarily from the universe of companies included in the S&P 500® Index and the Russell 3000® Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended April 30, 2008 (the “reporting period”), the Fund declined 6.89%, while the Index declined 6.41%.

Domestic equity markets declined for the 12-month period ending April 30, 2008, against a backdrop of increasing volatility. The volatility was fueled by problems in the subprime mortgage industry which led to a “credit crunch” and spread to broader areas of the economy as the reporting period progressed. Many banks and financial institutions announced large subprime-related losses, some financial institutions struggled under the weight of deteriorating credit conditions, and corporate earnings growth slowed. Energy and commodity prices climbed as the U.S. dollar declined, driving inflation worries despite evidence of slowing economic activity. Responding to signs of a slowing economy, the Federal Reserve (the “Fed”) took decisive action. The Fed lowered its federal funds target rate for the first time since June 2003, cutting rates seven times during the reporting period, bringing the rate down to 2.00% by the end of the period. Late in the first quarter of 2008, the Fed also made less routine moves, initiating several actions aimed at increasing liquidity levels in financial markets. In the final month of the reporting period, the outlook appeared to improve for both the economy and the equity markets: home prices showed signs of stabilizing, March retail sales were stronger than anticipated, and first-quarter GDP increased.

Within the Index, sector performance was mixed for the reporting period. The energy sector made the largest positive contribution to Index returns, followed by consumer staples and materials. Representing nearly 20% of the Index during the period, the financials sector was also the weakest performing group in the Index, making it by far the most significant detractor from performance. The consumer discretionary and health care sectors also weighed considerably on Index returns.

Among the Fund’s ten largest holdings as of April 30, 2008, performance was mostly positive for the reporting period. Technology company Apple Inc. delivered the strongest gains among the ten largest holdings. The Coca-Cola Co. and technology company Hewlett-Packard Co. produced the next largest gains. Financial company JPMorgan Chase & Co. and networking company Cisco Systems Inc. were the two largest decliners for the reporting period.

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

22	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

Performance as of April 30, 2008

Average Annual Total Returns

Year Ended 4/30/08			Five Years Ended 4/30/08			Inception to 4/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(13.97)%	(13.79)%	(13.50)%	19.90%	19.96%	20.60%	16.31%	16.35%	16.89%

Cumulative Total Returns

Year Ended 4/30/08			Five Years Ended 4/30/08			Inception to 4/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(13.97)%	(13.79)%	(13.50)%	147.82%	148.40%	155.11%	199.16%	199.83%	209.97%

Total returns for the period since inception are calculated from the inception date of the Fund (1/29/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/2/01), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	23

Management’s Discussion of Fund Performance (Continued)

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

PORTFOLIO ALLOCATION As of 4/30/08
Industry	Percentage of Net Assets
REITs – Apartments	18.41%

REITs – Regional Malls	16.56

REITs – Shopping Centers	14.35

REITs – Office Property	13.24

REITs – Warehouse/Industrial	11.04

REITs – Diversified	8.89

REITs – Health Care	7.20

REITs – Storage	5.66

REITs – Hotels	4.48

Short-Term and Other Net Assets	0.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 4/30/08
Security	Percentage of Net Assets
Simon Property Group Inc.	8.70%

ProLogis	7.92

Vornado Realty Trust	6.57

Boston Properties Inc.	6.04

Equity Residential	5.74

Public Storage	5.66

General Growth Properties Inc.	5.14

Kimco Realty Corp.	4.95

Host Hotels & Resorts Inc.	4.48

AvalonBay Communities Inc.	4.22

TOTAL	59.42%

The iShares Cohen & Steers Realty Majors Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cohen & Steers Realty Majors Index® (the “Index”). The Index consists of selected real estate investment trusts (“REITs”). The objective of the Index is to represent relatively large and liquid REITs that may benefit from future consolidation and securitization of the U.S. real estate industry. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended April 30, 2008 (the “reporting period”), the Fund declined 13.97%, while the Index declined 13.50%.

Domestic equity markets declined for the 12-month period ending April 30, 2008, against a backdrop of increasing volatility. The volatility was fueled by problems in the subprime mortgage industry which led to a “credit crunch” and spread to broader areas of the economy as the reporting period progressed. Many banks and financial institutions announced large subprime-related losses, some financial institutions struggled under the weight of deteriorating credit conditions, and corporate earnings growth slowed. Energy and commodity prices climbed as the U.S. dollar declined, driving inflation worries despite evidence of slowing economic activity. Responding to signs of a slowing economy, the Federal Reserve (the “Fed”) took decisive action. The Fed lowered its federal funds target rate for the first time since June 2003, cutting rates seven times during the reporting period, bringing the rate down to 2.00% by the end of the period. Late in the first quarter of 2008, the Fed also made less routine moves, initiating several actions aimed at increasing liquidity levels in financial markets. In the final month of the reporting period, the outlook appeared to improve for both the economy and the equity markets: home prices showed signs of stabilizing, March retail sales were stronger than anticipated, and first-quarter GDP increased.

The slowing economy, deterioration in the housing market, and the “credit crunch” had a negative impact on REITs, which suffered double-digit declines for the reporting period and underperformed the broad stock market indexes. The economic slowdown led to a general increase in commercial property vacancies; housing market concerns spilled over into the commercial market, depressing property values; and the “credit crunch” made development financing more challenging.

Retail REITs, which own shopping centers and regional malls, declined the most as a slowdown in consumer spending led to waning demand for retail space, putting downward pressure on rents. Lodging and office REITs also felt the ill effects of the economic downturn on occupancy rates in hotels and office buildings. The best performers in the REIT sector included health care REITs, which are relatively immune to the economic environment, and industrial REITs, which benefited from steady warehouse demand and international exposure. Apartment REITs also held up well as tighter lending standards and housing market difficulties led many potential home buyers to rent rather than own.

24	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

Each of the Fund’s ten largest holdings as of April 30, 2008, declined during the reporting period. The weakest performers were regional mall owner General Growth Properties Inc. and Host Hotels & Resorts Inc., which owns and operates luxury hotels. Other top-ten holdings that suffered double-digit declines for the reporting period included office and retail property owner Vornado Realty Trust, apartment REIT AvalonBay Communities Inc., neighborhood shopping center owner Kimco Realty Corp., and mall owner Simon Property Group Inc., the Fund’s largest holding. The best performers among the Fund’s top ten holdings were two stocks that declined by less than 1% for the reporting period – self-storage REIT Public Storage, which benefited from its strong balance sheet and market share gains, and industrial property owner ProLogis, which generated robust results from its international business.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	25

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (11/1/07)	Ending Account Value (4/30/08)	Annualized Expense Ratio	Expenses Paid During Period[a] (11/1/07 to 4/30/08)
Dow Jones U.S. Basic Materials Sector
Actual	$1,000.00	$1,024.10	0.47%	$2.37
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.47	2.36
Dow Jones U.S. Consumer Goods Sector
Actual	1,000.00	933.30	0.47	2.26
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.47	2.36
Dow Jones U.S. Consumer Services Sector
Actual	1,000.00	891.70	0.47	2.21
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.47	2.36
Dow Jones U.S. Financial Sector
Actual	1,000.00	814.30	0.47	2.12
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.47	2.36

26	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (11/1/07)	Ending Account Value (4/30/08)	Annualized Expense Ratio	Expenses Paid During Period[a] (11/1/07 to 4/30/08)
Dow Jones U.S. Industrial Sector
Actual	$1,000.00	$ 928.40	0.47%	$2.25
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.47	2.36
Dow Jones U.S. Financial Services
Actual	1,000.00	781.90	0.47	2.08
Hypothetical (5% return before expenses)	1,000.00	1022.50	0.47	2.36
Dow Jones U.S. Real Estate
Actual	1,000.00	915.70	0.47	2.24
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.47	2.36
KLD Select SocialSM
Actual	1,000.00	899.00	0.50	2.36
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.50	2.51
KLD 400 Social
Actual	1,000.00	888.40	0.50	2.35
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.50	2.51
Cohen & Steers Realty Majors
Actual	1,000.00	926.80	0.35	1.68
Hypothetical (5% return before expenses)	1,000.00	1,023.10	0.35	1.76

a	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days).

SHAREHOLDER EXPENSES	27

Schedule of Investments

iSHARES® DOW JONES U.S. BASIC MATERIAL SECTOR INDEX FUND

April 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.85%

AGRICULTURE – 10.63%
Monsanto Co.	794,016	$90,533,704

		90,533,704

CHEMICALS – 43.07%
A. Schulman Inc.	36,577	775,432
Air Products and Chemicals Inc.	294,833	29,020,412
Airgas Inc.	103,678	4,990,022
Albemarle Corp.	113,165	4,233,503
Ashland Inc.	82,278	4,362,380
Cabot Corp.	73,683	2,148,596
Celanese Corp. Class A	222,014	9,935,126
CF Industries Holdings Inc.	72,798	9,733,093
Chemtura Corp.	352,260	2,437,639
Cytec Industries Inc.	61,330	3,619,083
Dow Chemical Co. (The)	1,385,699	55,635,815
E.I. du Pont de Nemours and Co.	1,319,155	64,519,871
Eastman Chemical Co.	117,002	8,599,647
Ecolab Inc.	258,591	11,884,842
Ferro Corp.	64,081	1,126,544
FMC Corp.	106,214	6,668,115
H.B. Fuller Co.	83,962	1,937,843
Hercules Inc.	171,081	3,216,323
Huntsman Corp.	140,788	3,166,322
International Flavors & Fragrances Inc.	109,321	4,986,131
Lubrizol Corp.	100,783	5,877,665
Minerals Technologies Inc.	28,163	1,907,762
Mosaic Co. (The)[a]	214,975	26,336,587
Olin Corp.	96,212	1,940,596
OM Group Inc.[a]	44,745	2,450,236
PPG Industries Inc.	242,802	14,900,759
Praxair Inc.	463,531	42,325,016
Rohm and Haas Co.	223,337	11,937,363
RPM International Inc.	178,220	3,974,306
Sensient Technologies Corp.	69,495	2,068,866
Sigma-Aldrich Corp.	162,570	9,269,741
Terra Industries Inc.[a]	131,540	4,980,104
Valspar Corp. (The)	136,379	2,997,610
W.R. Grace & Co.[a]	86,378	2,190,546
Zep Inc.	30,467	451,521

		366,605,417

Security	Shares	Value
COAL – 9.04%
Alpha Natural Resources Inc.[a]	96,307	$4,685,336
Arch Coal Inc.	210,070	12,049,615
CONSOL Energy Inc.	269,357	21,807,143
Foundation Coal Holdings Inc.	66,469	3,986,811
International Coal Group Inc.[a,b]	178,288	1,419,172
Massey Energy Co.	118,141	6,182,319
Patriot Coal Corp.[a]	38,705	2,556,465
Peabody Energy Corp.	397,650	24,308,345

		76,995,206

FOREST PRODUCTS & PAPER – 4.95%
AbitibiBowater Inc.[b]	83,970	828,784
Domtar Corp.[a]	677,703	4,045,887
International Paper Co.	630,430	16,498,353
Neenah Paper Inc.	21,889	503,009
Wausau Paper Corp.	76,101	589,022
Weyerhaeuser Co.	307,479	19,641,759

		42,106,814

HOUSEHOLD PRODUCTS & WARES – 0.78%
Avery Dennison Corp.	138,015	6,650,943

		6,650,943

IRON & STEEL – 12.31%
AK Steel Holding Corp.	163,637	10,273,131
Allegheny Technologies Inc.	139,501	9,601,854
Carpenter Technology Corp.	72,165	3,700,621
Cleveland-Cliffs Inc.	60,439	9,694,416
Nucor Corp.	383,898	28,984,299
Reliance Steel & Aluminum Co.	96,924	5,891,041
Steel Dynamics Inc.	283,448	9,878,163
United States Steel Corp.	173,835	26,761,898

		104,785,423

MANUFACTURING – 0.08%
Tredegar Corp.	39,274	641,737

		641,737

METAL FABRICATE & HARDWARE – 0.83%
Commercial Metals Co.	171,232	5,332,164
Worthington Industries Inc.	96,285	1,734,093

		7,066,257

MINING – 18.16%
Alcoa Inc.	1,194,914	41,559,109
Coeur d’Alene Mines Corp.[a]	807,821	2,480,010

28	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

April 30, 2008

Security	Shares	Value
Freeport-McMoRan Copper & Gold Inc.	559,242	$63,613,778
Kaiser Aluminum Corp.	20,938	1,436,975
Newmont Mining Corp.	635,395	28,090,813
RTI International Metals Inc.[a]	33,937	1,397,865
Southern Copper Corp.	107,729	12,362,980
Stillwater Mining Co.[a,b]	65,551	929,513
Titanium Metals Corp.	128,014	1,950,933
USEC Inc.[a,b]	161,746	750,501

		154,572,477

TOTAL COMMON STOCKS (Cost: $764,696,193)		849,957,978

SHORT-TERM INVESTMENTS – 0.59%

MONEY MARKET FUNDS – 0.59%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.85%[c,d]	1,582,986	1,582,986
BGI Cash Premier Fund LLC 2.90%[c,d,e]	3,422,417	3,422,417

		5,005,403

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,005,403)		5,005,403

TOTAL INVESTMENTS IN SECURITIES – 100.44%
(Cost: $769,701,596)		854,963,381

Other Assets, Less Liabilities – (0.44)%		(3,709,683)

NET ASSETS – 100.00%		$851,253,698

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See
Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

April 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.78%

AGRICULTURE – 16.40%
Altria Group Inc.	556,278	$11,125,560
Archer-Daniels-Midland Co.	155,762	6,862,874
Bunge Ltd.	32,014	3,652,477
Carolina Group	28,662	1,882,234
Philip Morris International Inc.[a]	556,282	28,387,070
Reynolds American Inc.	45,389	2,444,198
Universal Corp.	7,238	464,607
UST Inc.	39,540	2,058,848

		56,877,868

APPAREL – 4.67%
Carter’s Inc.[a]	13,590	192,163
Coach Inc.[a]	93,391	3,321,918
Crocs Inc.[a,b]	20,963	214,032
Deckers Outdoor Corp.[a]	3,445	475,651
Hanes brands Inc.[a]	25,526	893,921
Jones Apparel Group Inc.	22,730	359,816
Liz Claiborne Inc.	26,434	467,617
Nike Inc. Class B	96,625	6,454,550
Phillips-Van Heusen Corp.	14,899	628,887
Quiksilver Inc.[a]	32,627	317,461
Timberland Co. Class Aa,b	13,274	193,800
VF Corp.	23,043	1,713,938
Warnaco Group Inc. (The)[a]	12,293	567,199
Wolverine World Wide Inc.	13,762	395,520

		16,196,473

AUTO MANUFACTURERS – 2.22%
Ford Motor Co.[a,b]	565,615	4,671,980
General Motors Corp.	130,293	3,022,798

		7,694,778

AUTO PARTS & EQUIPMENT – 3.29%
American Axle & Manufacturing Holdings Inc.	12,068	243,050
ArvinMeritor Inc.	19,124	285,713
BorgWarner Inc.	30,676	1,507,725
Cooper Tire & Rubber Co.	16,151	212,224
Goodyear Tire & Rubber Co. (The)[a]	63,574	1,702,512
Johnson Controls Inc.	156,210	5,507,965
Lear Corp.[a]	16,986	485,290
Modine Manufacturing Co.	7,906	138,908

Security	Shares	Value
Superior Industries International Inc.	5,610	$113,939
TRW Automotive Holdings Corp.[a]	13,930	356,051
Visteon Corp.[a]	33,763	146,531
WABCO Holdings Inc.	14,992	716,018

		11,415,926

BEVERAGES – 23.26%
Anheuser-Busch Companies Inc.	194,521	9,570,433
Brown-Forman Corp. Class A	3,948	277,347
Brown-Forman Corp. Class B	15,244	1,036,897
Coca-Cola Co. (The)	564,318	33,221,401
Coca-Cola Enterprises Inc.	75,384	1,696,140
Constellation Brands Inc. Class Aa	50,741	931,605
Hansen Natural Corp.[a,b]	19,427	687,522
Molson Coors Brewing Co. Class B	40,473	2,219,539
Pepsi Bottling Group Inc.	36,376	1,226,235
PepsiAmericas Inc.	16,970	436,129
PepsiCo Inc.	428,304	29,351,673

		80,654,921

BIOTECHNOLOGY – 0.09%
Martek Biosciences Corp.[a]	8,477	298,899

		298,899

COMMERCIAL SERVICES – 0.13%
Weight Watchers International Inc.	9,690	444,383

		444,383

COSMETICS & PERSONAL CARE – 20.38%
Alberto-Culver Co.	23,534	592,351
Avon Products Inc.	113,077	4,412,265
Colgate-Palmolive Co.	137,322	9,708,665
Estee Lauder Companies Inc. (The) Class A	28,150	1,283,922
Procter & Gamble Co. (The)	815,763	54,696,909

		70,694,112

DISTRIBUTION & WHOLESALE – 0.98%
Central European Distribution Corp.[a]	8,706	530,370
Genuine Parts Co.	44,408	1,885,564
LKQ Corp.[a]	32,832	714,424
Pool Corp.[b]	12,602	275,102

		3,405,460

ELECTRICAL COMPONENTS & EQUIPMENT – 0.34%
Energizer Holdings Inc.[a]	15,067	1,191,197

		1,191,197

30	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

April 30, 2008

Security	Shares	Value
ELECTRONICS – 0.60%
Garmin Ltd.[b]	33,782	$1,381,684
Gentex Corp.	37,719	704,591

		2,086,275

FOOD – 13.81%
Campbell Soup Co.	62,943	2,190,416
Chiquita Brands International Inc.[a]	11,064	251,706
ConAgra Foods Inc.	129,995	3,062,682
Corn Products International Inc.	19,631	910,486
Dean Foods Co.[a]	39,788	924,673
Del Monte Foods Co.	53,174	479,630
Flowers Foods Inc.	22,244	575,897
Fresh Del Monte Produce Inc.[a]	11,892	376,858
General Mills Inc.	89,100	5,381,640
H.J. Heinz Co.	79,449	3,736,486
Hain Celestial Group Inc.[a]	10,424	257,264
Hershey Co. (The)	41,056	1,534,673
Hormel Foods Corp.	19,468	767,234
J.M. Smucker Co. (The)	15,059	751,143
Kellogg Co.	64,902	3,321,035
Kraft Foods Inc.	375,012	11,861,630
McCormick & Co. Inc. NVS	28,079	1,061,105
Pilgrim’s Pride Corp.	10,800	261,036
Ralcorp Holdings Inc.[a]	6,949	424,167
Sara Lee Corp.	189,059	2,743,246
Smithfield Foods Inc.[a]	33,021	947,042
Tootsie Roll Industries Inc.[b]	6,399	155,688
TreeHouse Foods Inc.[a]	8,250	187,028
Tyson Foods Inc. Class A	75,695	1,347,371
Wm. Wrigley Jr. Co.	57,789	4,401,210

		47,911,346

HAND & MACHINE TOOLS – 0.86%
Black & Decker Corp. (The)	16,137	1,059,071
Snap-On Inc.	15,471	917,585
Stanley Works (The)	20,735	1,000,256

		2,976,912

HOME BUILDERS – 1.95%
Centex Corp.	32,029	666,844
Champion Enterprises Inc.[a]	20,045	206,864
D.R. Horton Inc.	72,429	1,121,925
Fleetwood Enterprises Inc.[a]	16,745	57,770

Security	Shares	Value
Hovnanian Enterprises Inc. Class Aa,b	12,476	$147,466
KB Home	20,390	458,775
Lennar Corp. Class A	34,196	629,890
M.D.C. Holdings Inc.	9,387	409,085
NVR Inc.[a,b]	1,268	777,918
Pulte Homes Inc.	55,918	729,171
Ryland Group Inc.	11,417	365,116
Thor Industries Inc.	10,194	309,082
Toll Brothers Inc.[a,b]	33,905	767,609
Winnebago Industries Inc.[b]	7,786	125,277

		6,772,792

HOME FURNISHINGS – 0.80%
Ethan Allen Interiors Inc.	7,225	198,471
Furniture Brands International Inc.	12,557	170,147
Harman International Industries Inc.	16,018	654,656
La-Z-Boy Inc.[b]	13,425	85,517
Tempur-Pedic International Inc.[b]	18,792	208,779
Whirlpool Corp.	20,066	1,460,404

		2,777,974

HOUSEHOLD PRODUCTS & WARES – 3.60%
ACCO Brands Corp.[a]	14,123	196,592
Blyth Inc.	7,059	118,874
Church & Dwight Co. Inc.	17,498	994,236
Clorox Co. (The)	36,756	1,948,068
Fossil Inc.[a]	12,943	463,230
Jarden Corp.[a,b]	18,439	393,119
Kimberly-Clark Corp.	112,854	7,221,527
Scotts Miracle-Gro Co. (The) Class A	11,581	383,794
Tupperware Brands Corp.	15,963	628,942
WD-40 Co.	4,290	133,505

		12,481,887

HOUSEWARES – 0.44%
Newell Rubbermaid Inc.	73,795	1,515,011

		1,515,011

INTERNET – 0.05%
NutriSystem Inc.[a,b]	8,554	171,764

		171,764

LEISURE TIME – 1.00%
Brunswick Corp.	23,300	388,644
Callaway Golf Co.	16,381	225,075

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

April 30, 2008

Security	Shares	Value
Harley-Davidson Inc.	63,341	$2,422,793
Polaris Industries Inc.[b]	9,096	423,419

		3,459,931

MACHINERY – 0.06%
Briggs & Stratton Corp.	12,979	197,540

		197,540

MANUFACTURING – 0.67%
Eastman Kodak Co.	75,780	1,355,704
Lancaster Colony Corp.	5,793	221,235
Leggett & Platt Inc.	44,439	737,687

		2,314,626

OFFICE FURNISHINGS – 0.27%
Herman Miller Inc.	15,038	350,837
HNI Corp.[b]	10,120	220,312
Interface Inc. Class A	14,845	190,610
Steelcase Inc. Class A	16,958	187,895

		949,654

PHARMACEUTICALS – 0.30%
Herbalife Ltd.	13,496	590,855
NBTY Inc.[a]	15,913	447,951

		1,038,806

RETAIL – 0.16%
Nu Skin Enterprises Inc. Class A	13,759	246,699
Select Comfort Corp.[a]	12,385	37,403
Under Armour Inc. Class Aa,b	8,667	288,871

		572,973

SOFTWARE – 2.10%
Activision Inc.[a]	77,326	2,091,668
Electronic Arts Inc.[a]	83,455	4,295,429
Take-Two Interactive Software Inc.[a]	19,673	516,220
THQ Inc.[a]	17,648	375,549

		7,278,866

TEXTILES – 0.32%
Mohawk Industries Inc.[a,b]	14,459	1,101,631

		1,101,631

Security	Shares	Value
TOYS, GAMES & HOBBIES – 1.03%
Hasbro Inc.	33,921	$1,206,231
JAKKS Pacific Inc.[a]	7,701	180,897
Marvel Entertainment Inc.[a]	13,735	394,057
Mattel Inc.	95,603	1,792,556

		3,573,741

TOTAL COMMON STOCKS
(Cost: $350,769,642)		346,055,746

SHORT-TERM INVESTMENTS – 3.43%

MONEY MARKET FUNDS – 3.43%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.85%[c,d]	376,874	376,874
BGI Cash Premier Fund LLC 2.90%[c,d,e]	11,516,833	11,516,833

		11,893,707

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,893,707)		11,893,707

TOTAL INVESTMENTS IN SECURITIES – 103.21%
(Cost: $362,663,349)		357,949,453

Other Assets, Less Liabilities – (3.21)%		(11,126,665)

NET ASSETS – 100.00%		$346,822,788

NVS - Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

32	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

April 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.86%

ADVERTISING – 1.63%
Getty Images Inc.[a]	6,988	$228,158
Harte-Hanks Inc.	6,296	86,003
Interpublic Group of Companies Inc. (The)[a]	61,719	558,557
Lamar Advertising Co.[a,b]	9,230	364,954
Omnicom Group Inc.	42,945	2,050,194
R.H. Donnelley Corp.[a]	9,512	45,562

		3,333,428

AIRLINES – 1.55%
AirTran Holdings Inc.[a]	12,560	42,830
Alaska Air Group Inc.[a]	5,072	108,947
AMR Corp.[a]	30,658	268,871
Continental Airlines Inc. Class Ba	12,803	230,198
Delta Air Lines Inc.[a]	37,312	317,525
JetBlue Airways Corp.[a,b]	24,399	122,971
Northwest Airlines Corp.[a]	30,947	298,948
SkyWest Inc.	8,276	157,492
Southwest Airlines Co.	97,506	1,290,979
UAL Corp.	15,313	228,164
US Airways Group Inc.[a]	11,022	94,679

		3,161,604

APPAREL – 0.46%
Guess? Inc.	7,346	281,205
Gymboree Corp.[a]	3,844	166,138
Polo Ralph Lauren Corp.	7,743	480,918

		928,261

COMMERCIAL SERVICES – 3.70%
Apollo Group Inc. Class Aa	17,934	912,841
Arbitron Inc.	3,828	183,132
Avis Budget Group Inc.[a]	13,817	183,490
Career Education Corp.[a,b]	12,324	248,329
Chemed Corp.	3,115	106,221
Corinthian Colleges Inc.[a]	11,347	128,788
DeVry Inc.	8,154	464,778
H&R Block Inc.	43,162	943,953
Hertz Global Holdings Inc.[a]	17,266	222,041
Hillenbrand Inc.[a]	8,260	157,270
ITT Educational Services Inc.[a]	5,276	404,458
Live Nation Inc.[a]	9,266	127,778

Security	Shares	Value
McKesson Corp.	38,791	$2,021,787
Pre-Paid Legal Services Inc.[a]	1,174	51,351
Rent-A-Center Inc.[a]	9,243	199,002
Service Corp. International	38,123	423,547
Sotheby’s Holdings Inc. Class A	8,965	248,330
Stewart Enterprises Inc. Class A	10,962	74,870
Strayer Education Inc.	1,948	361,724
Valassis Communications Inc.[a]	6,464	91,789

		7,555,479

COMPUTERS – 0.33%
FactSet Research Systems Inc.	5,963	357,959
IHS Inc. Class Aa	4,691	309,841

		667,800

ELECTRONICS – 0.14%
Dolby Laboratories Inc. Class Aa	6,912	277,517

		277,517

ENTERTAINMENT – 1.61%
Bally Technologies Inc.[a]	6,464	217,772
DreamWorks Animation SKG Inc. Class Aa	9,152	255,890
International Game Technology Inc.	42,183	1,465,437
International Speedway Corp. Class A	4,052	171,886
Penn National Gaming Inc.[a]	9,775	417,588
Pinnacle Entertainment Inc.[a]	7,742	120,156
Regal Entertainment Group Class A	10,240	194,150
Scientific Games Corp. Class Aa	8,952	252,088
Vail Resorts Inc.[a]	4,021	196,345

		3,291,312

FOOD – 4.13%
Kroger Co. (The)	84,270	2,296,357
Performance Food Group Co.[a]	4,217	141,101
Safeway Inc.	58,724	1,855,678
SUPERVALU Inc.	28,174	932,559
Sysco Corp.	81,815	2,501,085
United Natural Foods Inc.[a]	5,095	100,881
Whole Foods Market Inc.	18,613	607,528

		8,435,189

HOUSEHOLD PRODUCTS & WARES – 0.06%
American Greetings Corp. Class A	6,555	117,334

		117,334

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

April 30, 2008

Security	Shares	Value
INTERNET – 5.73%
Amazon.com Inc.[a]	39,891	$3,136,629
CNET Networks Inc.[a]	19,355	150,001
eBay Inc.[a]	156,766	4,905,208
Expedia Inc.[a]	28,171	711,599
IAC/InterActiveCorp[a]	26,207	545,368
Liberty Media Corp. – Liberty Interactive Group Series Aa	77,613	1,174,285
NetFlix Inc.[a,b]	6,919	221,270
Priceline.com Inc.[a,b]	4,580	584,591
ValueClick Inc.[a]	13,592	271,160

		11,700,111

LEISURE TIME – 1.57%
Carnival Corp.	56,103	2,253,658
Life Time Fitness Inc.[a,b]	4,655	169,209
Royal Caribbean Cruises Ltd.	18,086	576,943
WMS Industries Inc.[a]	5,900	213,521

		3,213,331

LODGING – 3.19%
Boyd Gaming Corp.	7,485	140,344
Choice Hotels International Inc.	4,610	158,999
Gaylord Entertainment Co.[a]	5,306	157,164
Las Vegas Sands Corp.[a,b]	14,079	1,073,101
Marriott International Inc. Class A	41,440	1,421,392
MGM MIRAGE[a]	13,215	675,947
Orient-Express Hotels Ltd.	5,591	260,261
Starwood Hotels & Resorts Worldwide Inc.	23,641	1,234,297
Wyndham Worldwide Corp.	23,883	513,007
Wynn Resorts Ltd.	8,370	881,696

		6,516,208

MANUFACTURING – 0.10%
Matthews International Corp. Class A	4,150	205,176

		205,176

MEDIA – 24.31%
A. H. Belo Corp. Class Aa	2,120	20,670
Belo Corp. Class A	11,535	116,504
Cablevision Systems Corp.[a]	30,521	701,983
CBS Corp. Class A	1,915	44,294
CBS Corp. Class B	77,763	1,793,992

Security	Shares	Value
Charter Communications Inc. Class Aa,b	47,028	$50,320
Clear Channel Communications Inc.	60,196	1,814,909
Comcast Corp. Class A	255,876	5,258,252
Comcast Corp. Class A Special	126,918	2,568,820
CTC Media Inc.[a]	4,833	125,030
DIRECTV Group Inc. (The)[a]	93,077	2,293,417
Discovery Holding Co. Class Aa	35,484	821,809
Dish Network Corp. Class Aa	28,146	839,877
E.W. Scripps Co. Class A	10,654	478,471
Entercom Communications Corp.	3,916	41,510
Gannett Co. Inc.	30,705	878,777
Gemstar-TV Guide International Inc.[a]	33,531	135,130
Idearc Inc.	19,303	63,700
John Wiley & Sons Inc. Class A	6,259	288,227
Lee Enterprises Inc.	5,412	41,835
Liberty Global Inc. Class Aa	22,943	811,953
Liberty Global Inc. Class Ca	22,276	739,563
Liberty Media Corp. – Liberty Capital Group Series Aa	17,011	261,459
Liberty Media Corp. – Liberty Entertainment Series Aa	65,214	1,692,303
McClatchy Co. (The) Class Ab	7,520	78,960
McGraw-Hill Companies Inc. (The)	43,878	1,798,559
Media General Inc. Class A	2,624	38,520
Meredith Corp.	5,342	173,134
New York Times Co. (The) Class Ab	17,444	340,158
News Corp. Class A	242,467	4,340,159
News Corp. Class B	57,538	1,064,453
Scholastic Corp.[a]	4,457	125,465
Sinclair Broadcast Group Inc. Class A	6,606	58,067
Sirius Satellite Radio Inc.[a,b]	180,336	463,464
Time Warner Cable Inc. Class Aa	20,536	575,008
Time Warner Inc.	483,601	7,181,475
Viacom Inc. Class Aa	1,536	59,459
Viacom Inc. Class Ba	73,025	2,807,081
Walt Disney Co. (The)	235,933	7,651,307
Washington Post Co. (The) Class B	795	521,202
XM Satellite Radio Holdings Inc. Class Aa	42,820	477,443

		49,636,719

34	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

April 30, 2008

Security	Shares	Value
PHARMACEUTICALS – 1.99%
AmerisourceBergen Corp.	21,893	$887,761
Cardinal Health Inc.	47,735	2,485,561
Omnicare Inc.	16,167	328,998
VCA Antech Inc.[a]	11,031	357,073

		4,059,393

RETAIL – 48.52%
Abercrombie & Fitch Co. Class A	11,543	857,760
Advance Auto Parts Inc.	12,723	441,234
Aeropostale Inc.[a]	9,119	289,893
American Eagle Outfitters Inc.	24,334	447,016
AnnTaylor Stores Corp.[a]	8,427	213,203
AutoNation Inc.[a,b]	18,175	290,982
AutoZone Inc.[a]	5,699	688,154
Barnes & Noble Inc.	6,746	217,761
Bed Bath & Beyond Inc.[a]	35,040	1,138,800
Best Buy Co. Inc.	45,269	1,947,472
Big Lots Inc.[a,b]	12,299	332,442
BJ’s Wholesale Club Inc.[a]	8,693	331,377
Blockbuster Inc. Class Aa,b	15,055	43,961
Bob Evans Farms Inc.	4,485	125,894
Borders Group Inc.	7,612	47,956
Brinker International Inc.	13,706	310,989
Brown Shoe Co. Inc.	5,616	93,675
CarMax Inc.[a,b]	28,622	593,907
Casey’s General Store Inc.	6,851	151,613
Cato Corp. Class A	4,052	69,897
CBRL Group Inc.	3,190	117,839
CEC Entertainment Inc.[a]	3,726	138,607
Charming Shoppes Inc.[a]	17,059	88,024
Cheesecake Factory Inc. (The)[a]	8,889	201,158
Chico’s FAS Inc.[a]	22,778	161,040
Children’s Place Retail Stores Inc. (The)[a]	3,382	78,632
Chipotle Mexican Grill Inc. Class Aa,b	1,983	194,592
Chipotle Mexican Grill Inc. Class Ba	2,488	211,405
Christopher & Banks Corp.	4,596	54,463
Circuit City Stores Inc.	21,501	101,915
Collective Brands Inc.[a,b]	8,474	104,823
Copart Inc.[a]	8,863	362,231
Costco Wholesale Corp.	58,512	4,168,980
CVS Caremark Corp.	191,430	7,728,029
Darden Restaurants Inc.	17,186	611,478

Security	Shares	Value
Dick’s Sporting Goods Inc.[a]	11,308	$323,409
Dillard’s Inc. Class A	8,581	175,052
Dollar Tree Inc.[a]	12,552	396,643
Dress Barn Inc.[a]	5,665	76,251
Family Dollar Stores Inc.	17,632	377,325
Foot Locker Inc.	20,372	257,706
Fred’s Inc.	4,670	51,744
GameStop Corp. Class Aa	19,878	1,094,085
Gap Inc. (The)	71,663	1,334,365
Genesco Inc.[a]	2,920	64,707
Group 1 Automotive Inc.	3,087	82,361
Home Depot Inc.	224,674	6,470,611
IHOP Corp.[b]	2,234	104,194
J. Crew Group Inc.[a]	5,761	273,648
J.C. Penney Co. Inc.	26,055	1,107,338
Jack in the Box Inc.[a]	8,039	215,043
Kohl’s Corp.[a]	37,516	1,832,657
Limited Brands Inc.	40,360	747,467
Longs Drug Stores Corp.	4,256	170,495
Lowe’s Companies Inc.	195,620	4,927,668
Macy’s Inc.	56,271	1,423,094
McDonald’s Corp.	153,956	9,172,698
Men’s Wearhouse Inc. (The)	6,655	177,223
99 Cents Only Stores[a]	6,623	62,985
Nordstrom Inc.	25,223	889,363
Office Depot Inc.[a]	35,849	454,565
OfficeMax Inc.	10,062	183,833
O’Reilly Automotive Inc.[a]	15,096	435,822
P.F. Chang’s China Bistro Inc.[a,b]	3,389	105,161
Pacific Sunwear of California Inc.[a]	8,985	120,489
Panera Bread Co. Class Aa,b	3,984	208,204
Pantry Inc. (The)[a]	3,065	33,255
Papa John’s International Inc.[a]	2,912	78,624
Pep Boys – Manny, Moe & Jack (The)	5,051	45,055
PetSmart Inc.	17,268	386,458
Pier 1 Imports Inc.[a]	10,601	82,688
RadioShack Corp.	17,603	244,682
Regis Corp.	5,956	173,915
Rite Aid Corp.[a,b]	70,217	189,586
Ross Stores Inc.	17,992	602,552
Ruby Tuesday Inc.	6,555	55,783
Saks Inc.[a]	16,632	216,382
Sally Beauty Co. Inc.[a]	11,008	66,708

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

April 30, 2008

Security	Shares	Value
Sears Holdings Corp.[a,b]	9,876	$973,872
Sonic Corp.[a]	8,214	180,626
Staples Inc.	94,008	2,039,974
Starbucks Corp.[a]	97,840	1,587,943
Target Corp.	99,194	5,270,177
Tiffany & Co.	17,093	744,229
TJX Companies Inc. (The)	58,530	1,885,837
Tractor Supply Co.[a]	4,562	162,225
Triarc Companies Inc. Class B	6,092	43,253
Tween Brands Inc.[a]	3,111	59,109
Urban Outfitters Inc.[a]	15,649	535,978
Walgreen Co.	132,551	4,619,402
Wal-Mart Stores Inc.	330,549	19,165,231
Wendy’s International Inc.	11,572	335,588
Williams-Sonoma Inc.[b]	11,565	305,316
Yum! Brands Inc.	63,658	2,589,607
Zale Corp.[a,b]	6,185	128,153

		99,075,616

SOFTWARE – 0.84%
Avid Technology Inc.	5,263	109,839
Dun & Bradstreet Corp. (The)	7,609	641,439
NAVTEQ Corp.[a]	13,071	969,999

		1,721,277

TOTAL COMMON STOCKS (Cost: $258,321,613)		203,895,755

SHORT-TERM INVESTMENTS – 3.49%

MONEY MARKET FUNDS – 3.49%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.85%[c,d]	265,748	265,748
BGI Cash Premier Fund LLC 2.90%[c,d,e]	6,857,888	6,857,888

		7,123,636

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,123,636)		7,123,636

TOTAL INVESTMENTS IN SECURITIES – 103.35% (Cost: $265,445,249)		211,019,391

Other Assets, Less Liabilities – (3.35)%		(6,840,197)

NET ASSETS – 100.00%		$204,179,194

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See
Note 5.

See notes to financial statements.

36	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

April 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.91%

BANKS – 27.87%
AMCORE Financial Inc.	6,492	$80,760
Associated Banc-Corp.	33,151	937,179
BancorpSouth Inc.	21,230	510,157
Bank of America Corp.	1,248,817	46,880,590
Bank of Hawaii Corp.	13,669	749,471
Bank of New York Mellon Corp. (The)	316,261	13,766,841
BB&T Corp.	152,993	5,246,130
BOK Financial Corp.	6,327	361,272
Cathay General Bancorp	13,981	238,376
Citizens Republic Bancorp Inc.	22,443	185,155
City National Corp.	11,038	535,564
Colonial BancGroup Inc. (The)[a]	42,439	345,453
Comerica Inc.	42,193	1,465,363
Commerce Bancshares Inc.	19,089	830,372
Cullen/Frost Bankers Inc.	16,326	911,317
Discover Financial Services LLC	121,706	2,216,266
East West Bancorp Inc.	17,463	248,673
F.N.B. Corp. (Pennsylvania)	24,675	381,475
Fifth Third Bancorp	135,645	2,906,872
First BanCorp (Puerto Rico)	21,581	222,068
First Community Bancorp	7,725	166,010
First Horizon National Corp.[a]	34,900	376,920
First Midwest Bancorp Inc.	13,761	351,318
FirstMerit Corp.	21,448	440,113
Frontier Financial Corp.[a]	12,874	205,984
Fulton Financial Corp.	49,476	616,966
Hancock Holding Co.	7,443	307,173
Huntington Bancshares Inc.	102,874	965,987
International Bancshares Corp.	15,472	386,645
KeyCorp	104,093	2,511,764
M&T Bank Corp.	21,858	2,037,821
Marshall & Ilsley Corp.	69,743	1,742,180
Northern Trust Corp.	54,001	4,002,014
Old National Bancorp	18,300	313,113
Pacific Capital Bancorp	13,294	270,932
Park National Corp.[a]	3,252	247,185
PNC Financial Services Group Inc. (The)	94,289	6,538,942
Popular Inc.	71,152	887,265
Prosperity Bancshares Inc.	11,953	370,184

Security	Shares	Value
Provident Bankshares Corp.	9,436	$120,875
Regions Financial Corp.	192,940	4,229,245
South Financial Group Inc. (The)	21,360	129,014
State Street Corp.	107,155	7,730,162
Sterling Bancshares Inc.	20,923	217,390
Sterling Financial Corp. (Washington)	14,071	171,807
SunTrust Banks Inc.	97,005	5,408,029
Susquehanna Bancshares Inc.	25,763	512,426
SVB Financial Group[a,b]	9,523	463,389
Synovus Financial Corp.	77,008	911,775
TCF Financial Corp.	34,005	591,687
TrustCo Bank Corp. NY	20,482	178,808
Trustmark Corp.	14,570	317,335
U.S. Bancorp	479,330	16,244,494
UCBH Holdings Inc.	29,311	213,384
Umpqua Holdings Corp.	17,389	256,488
UnionBanCal Corp.	15,069	791,273
United Bancshares Inc.	12,404	360,832
United Community Banks Inc.[a]	13,366	183,515
Valley National Bancorp	33,295	638,931
Wachovia Corp.	551,303	16,070,482
Webster Financial Corp.	15,381	400,675
Wells Fargo & Co.	886,602	26,376,410
Westamerica Bancorporation	8,560	500,246
Whitney Holding Corp.	19,370	453,452
Wilmington Trust Corp.	18,757	616,730
Wintrust Financial Corp.	6,671	211,604
Zions Bancorporation	29,742	1,378,542

		187,436,870

COMMERCIAL SERVICES – 0.54%
Equifax Inc.	36,618	1,401,371
Moody’s Corp.	61,080	2,257,517

		3,658,888

DIVERSIFIED FINANCIAL SERVICES – 32.94%
Affiliated Managers Group Inc.[b]	8,251	819,654
American Express Co.	284,679	13,670,286
AmeriCredit Corp.[a,b]	33,297	464,826
Ameriprise Financial Inc.	63,034	2,993,485
BlackRock Inc.	5,486	1,107,020
Capital One Financial Corp.	103,621	5,491,913
Charles Schwab Corp. (The)	261,130	5,640,408

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

April 30, 2008

Security	Shares	Value
CIT Group Inc.	77,874	$848,048
Citigroup Inc.	1,445,436	36,526,168
CME Group Inc.	14,765	6,754,249
CompuCredit Corp.[a,b]	9,733	78,643
Countrywide Financial Corp.[a]	158,869	918,263
E*TRADE Financial Corp.[a,b]	118,723	472,518
Eaton Vance Corp.	32,987	1,207,324
Federal Home Loan Mortgage Corp.	179,534	4,472,192
Federal National Mortgage Association	272,028	7,698,392
Federated Investors Inc. Class B	27,137	908,547
First Marblehead Corp. (The)[a]	16,752	61,982
Franklin Resources Inc.	44,854	4,267,858
Friedman, Billings, Ramsey Group Inc. Class A	41,545	103,447
GLG Partners Inc.[a]	54,964	453,453
Goldman Sachs Group Inc. (The)	99,955	19,128,388
IndyMac Bancorp Inc.[a]	20,114	65,371
IntercontinentalExchange Inc.[b]	19,485	3,023,098
Invesco Ltd.	117,625	3,017,081
Investment Technology Group Inc.[b]	12,105	584,187
Janus Capital Group Inc.	45,901	1,287,982
Jefferies Group Inc.	29,746	559,225
JPMorgan Chase & Co.	939,470	44,765,746
Knight Capital Group Inc. Class Ab	27,148	507,939
Lazard Ltd. Class A	14,224	556,727
Legg Mason Inc.	36,482	2,199,135
Lehman Brothers Holdings Inc.	147,689	6,533,761
Merrill Lynch & Co. Inc.	253,726	12,643,167
MF Global Ltd.[b]	26,998	355,564
Morgan Stanley	279,766	13,596,628
NASDAQ OMX Group Inc. (The)[b]	38,752	1,412,510
National Financial Partners Corp.	11,033	297,008
NYMEX Holdings Inc.	17,185	1,591,331
NYSE Euronext Inc.	62,272	4,116,179
optionsXpress Holdings Inc.	13,583	291,627
Piper Jaffray Companies[b]	4,780	178,103
Raymond James Financial Inc.	27,423	788,960
SLM Corp.[b]	143,173	2,652,996
SWS Group Inc.	7,715	101,221
T. Rowe Price Group Inc.	73,317	4,293,444

Security	Shares	Value
TD Ameritrade Holding Corp.[b]	67,549	$1,222,637
Waddell & Reed Financial Inc. Class A	23,073	781,252

		221,509,943

FOREST PRODUCTS & PAPER – 0.50%
Plum Creek Timber Co. Inc.	47,981	1,959,544
Potlatch Corp.	11,180	500,976
Rayonier Inc.	21,269	893,936

		3,354,456

INSURANCE – 23.33%
ACE Ltd.	90,192	5,437,676
Aflac Inc.	136,138	9,076,320
Alleghany Corp.[b]	1,521	523,985
Allied World Assurance Holdings Ltd.	13,597	560,604
Allstate Corp. (The)	155,877	7,849,966
Ambac Financial Group Inc.	80,854	374,354
American Financial Group Inc.	19,392	531,729
American International Group Inc.	618,521	28,575,670
American National Insurance Co.	4,359	487,249
Aon Corp.	74,795	3,394,945
Arch Capital Group Ltd.[b]	12,245	865,109
Arthur J. Gallagher & Co.	25,578	628,451
Aspen Insurance Holdings Ltd.	20,912	543,503
Assurant Inc.	27,456	1,784,640
Assured Guaranty Ltd.	16,759	423,835
Axis Capital Holdings Ltd.	38,769	1,314,657
Brown & Brown Inc.	31,148	598,042
Chubb Corp.	102,834	5,447,117
Cincinnati Financial Corp.	42,879	1,539,356
Commerce Group Inc.	15,436	562,488
Conseco Inc.[b]	52,716	614,141
Delphi Financial Group Inc. Class A	12,055	328,137
Endurance Specialty Holdings Ltd.	15,333	569,314
Erie Indemnity Co. Class A	12,385	661,607
Everest Re Group Ltd.	17,532	1,584,016
Fidelity National Financial Inc.	60,440	966,436
First American Corp.	22,298	731,374
Genworth Financial Inc. Class A	119,948	2,766,001
Hanover Insurance Group Inc. (The)	14,577	654,216
Hartford Financial Services Group Inc. (The)	87,746	6,253,657

38	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

April 30, 2008

Security	Shares	Value
HCC Insurance Holdings Inc.	32,057	$791,167
Hilb Rogal & Hobbs Co.	10,079	291,585
Horace Mann Educators Corp.	11,922	201,720
IPC Holdings Ltd.	17,281	503,050
Lincoln National Corp.	75,326	4,049,526
Loews Corp.	124,296	5,234,105
Markel Corp.[b]	2,759	1,198,510
Marsh & McLennan Companies Inc.	144,890	3,997,515
Max Capital Group Ltd.	13,591	318,165
MBIA Inc.[a]	62,789	653,006
Mercury General Corp.	7,304	364,397
MetLife Inc.	120,070	7,306,260
MGIC Investment Corp.	33,647	438,420
Montpelier Re Holdings Ltd.	26,838	442,827
Nationwide Financial Services Inc. Class A	13,177	660,431
Old Republic International Corp.	64,296	922,648
PartnerRe Ltd.	15,625	1,155,938
Philadelphia Consolidated Holding Corp.[b]	16,445	606,492
Phoenix Companies Inc. (The)	31,632	411,216
Platinum Underwriters Holdings Ltd.	16,460	590,420
PMI Group Inc. (The)	21,082	118,692
Principal Financial Group Inc.	71,741	3,849,622
ProAssurance Corp.[b]	8,497	449,746
Progressive Corp. (The)	175,808	3,197,948
Protective Life Corp.	19,194	818,048
Prudential Financial Inc.	123,279	9,333,453
Radian Group Inc.[a]	21,983	118,708
Reinsurance Group of America Inc.	8,412	437,256
RenaissanceRe Holdings Ltd.	17,172	883,328
RLI Corp.	6,075	291,600
Safeco Corp.	24,767	1,652,950
Selective Insurance Group Inc.	15,472	329,863
StanCorp Financial Group Inc.	13,704	702,193
Torchmark Corp.	25,602	1,657,473
Transatlantic Holdings Inc.	7,268	471,330
Travelers Companies Inc. (The)	172,386	8,688,254
Unitrin Inc.	12,868	488,212
Unum Group	100,009	2,321,209
W.R. Berkley Corp.	42,918	1,102,563
White Mountains Insurance Group Ltd.	2,176	1,035,994

Security	Shares	Value
Willis Group Holdings Ltd.	30,654	$1,065,227
XL Capital Ltd. Class A	49,452	1,725,380
Zenith National Insurance Corp.	10,239	380,276

		156,905,318

REAL ESTATE – 0.76%
Brookfield Properties Corp.	56,549	1,138,331
CB Richard Ellis Group Inc. Class Ab	57,006	1,317,979
Forest City Enterprises Inc. Class A	17,860	659,748
Forestar Real Estate Group Inc.[b]	9,033	224,922
Jones Lang LaSalle Inc.	8,964	695,696
St. Joe Co. (The)[a]	25,752	1,047,334

		5,084,010

REAL ESTATE INVESTMENT TRUSTS – 11.31%
Alexandria Real Estate Equities Inc.	8,845	928,990
AMB Property Corp.	27,287	1,575,824
Annaly Capital Management Inc.	125,886	2,109,849
Apartment Investment and Management Co. Class A	26,631	984,814
AvalonBay Communities Inc.[a]	21,355	2,130,161
BioMed Realty Trust Inc.	18,782	488,332
Boston Properties Inc.	33,051	3,321,295
Brandywine Realty Trust	24,003	418,852
BRE Properties Inc. Class A	14,079	675,088
Camden Property Trust	14,832	784,761
CapitalSource Inc.	50,027	702,879
CBL & Associates Properties Inc.	18,283	447,751
Colonial Properties Trust	12,705	307,842
Corporate Office Properties Trust	13,521	504,333
Cousins Properties Inc.[a]	11,449	290,919
DCT Industrial Trust Inc.	46,327	463,270
Developers Diversified Realty Corp.	33,304	1,430,407
DiamondRock Hospitality Co.	26,319	335,567
Digital Realty Trust Inc.	16,556	641,545
Douglas Emmett Inc.	30,372	721,639
Duke Realty Corp.	40,462	988,082
Entertainment Properties Trust	8,225	438,886
Equity Lifestyle Properties Inc.	6,174	305,243
Equity Residential	75,291	3,126,082
Essex Property Trust Inc.	7,068	841,092
Federal Realty Investment Trust	16,394	1,346,767
FelCor Lodging Trust Inc.	18,139	228,370
First Industrial Realty Trust Inc.[a]	12,435	375,661

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

April 30, 2008

Security	Shares	Value
Franklin Street Properties Corp.	18,634	$275,224
General Growth Properties Inc.	64,168	2,628,321
HCP Inc.	60,273	2,151,746
Health Care REIT Inc.	24,732	1,198,265
Healthcare Realty Trust Inc.	14,141	400,615
Highwoods Properties Inc.[a]	16,101	564,179
Home Properties Inc.	9,130	479,964
Hospitality Properties Trust	25,367	815,042
Host Hotels & Resorts Inc.	143,242	2,463,762
HRPT Properties Trust	63,374	439,182
iStar Financial Inc.	37,242	716,909
Kilroy Realty Corp.	8,870	464,078
Kimco Realty Corp.	61,070	2,437,304
LaSalle Hotel Properties	11,436	366,753
Lexington Realty Trust	16,001	230,414
Liberty Property Trust	25,128	880,234
Macerich Co. (The)	20,276	1,482,784
Mack-Cali Realty Corp.	18,547	723,704
Maguire Properties Inc.	10,833	174,411
Mid-America Apartment Communities Inc.	6,973	366,083
National Retail Properties Inc.	19,872	455,268
Nationwide Health Properties Inc.	26,577	957,304
Newcastle Investment Corp.[a]	14,534	143,741
Pennsylvania Real Estate Investment Trust	10,376	261,268
Post Properties Inc.	11,926	437,684
ProLogis	69,881	4,375,249
Public Storage	35,720	3,239,804
RAIT Financial Trust[a]	18,409	139,908
Realty Income Corp.[a]	27,757	730,287
Redwood Trust Inc.[a]	8,397	279,536
Regency Centers Corp.	19,385	1,387,384
Senior Housing Properties Trust	26,291	629,669
Simon Property Group Inc.	61,957	6,187,026
SL Green Realty Corp.	16,267	1,509,578
Strategic Hotels & Resorts Inc.[a]	21,048	303,302
Sunstone Hotel Investors Inc.	16,706	312,068
Taubman Centers Inc.	14,747	835,712
UDR Inc.	37,376	944,865
Ventas Inc.	38,038	1,847,125
Vornado Realty Trust	39,396	3,667,374

Security	Shares	Value
Washington Real Estate Investment Trust	12,854	$456,703
Weingarten Realty Investors	22,131	816,413

		76,090,543

SAVINGS & LOANS – 1.70%
Anchor BanCorp Wisconsin Inc.	6,063	92,097
Astoria Financial Corp.	24,370	577,569
Dime Community Bancshares Inc.	10,040	187,447
Downey Financial Corp.[a]	6,168	87,216
First Niagara Financial Group Inc.	29,414	424,444
FirstFed Financial Corp.[a,b]	4,211	64,344
Guaranty Financial Group Inc.[b]	9,033	69,102
Hudson City Bancorp Inc.	133,639	2,556,514
New York Community Bancorp Inc.	90,086	1,681,906
NewAlliance Bancshares Inc.	29,104	391,740
People’s United Financial Inc.	46,948	796,708
Provident Financial Services Inc.	17,227	265,813
Sovereign Bancorp Inc.	90,979	679,613
Washington Federal Inc.	23,751	565,511
Washington Mutual Inc.	240,479	2,955,487

		11,395,511

SOFTWARE – 0.96%
MasterCard Inc. Class A	19,837	5,517,860
MoneyGram International Inc.	23,097	35,800
SEI Investments Co.	39,549	920,305

		6,473,965

TOTAL COMMON STOCKS (Cost: $796,791,774)		671,909,504

SHORT-TERM INVESTMENTS – 1.04%

MONEY MARKET FUNDS – 1.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.85%[c,d]	314,498	314,498
BGI Cash Premier Fund LLC 2.90%[c,d,e]	6,685,721	6,685,721

		7,000,219

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,000,219)		7,000,219

40	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

April 30, 2008

Value
TOTAL INVESTMENTS IN SECURITIES – 100.95% (Cost: $803,791,993)	$678,909,723

Other Assets, Less Liabilities – (0.95)%	(6,360,028)

NET ASSETS – 100.00%	$672,549,695

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

April 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.84%

AEROSPACE & DEFENSE – 15.01%
AAR Corp.[a]	8,377	$196,022
Alliant Techsystems Inc.[a,b]	7,105	781,408
BE Aerospace Inc.[a]	19,682	794,366
Boeing Co. (The)	145,900	12,381,074
Curtiss-Wright Corp.	9,350	444,031
DRS Technologies Inc.	8,733	545,289
Esterline Technologies Corp.[a]	6,047	336,576
General Dynamics Corp.	71,778	6,490,167
Goodrich Corp.	26,633	1,815,039
Kaman Corp.	5,242	142,058
L-3 Communications Holdings Inc.	26,329	2,934,367
Lockheed Martin Corp.	69,375	7,356,525
Moog Inc. Class Aa	8,090	348,760
Northrop Grumman Corp.	67,228	4,945,964
Orbital Sciences Corp.[a]	12,532	337,236
Raytheon Co.	91,644	5,862,467
Rockwell Collins Inc.	34,651	2,186,825
Spirit AeroSystems Holdings Inc. Class Aa	21,824	636,606
Teledyne Technologies Inc.[a]	6,764	397,250
United Technologies Corp.	193,376	14,013,959

		62,945,989

AUTO MANUFACTURERS – 1.04%
Oshkosh Corp.	15,571	632,183
PACCAR Inc.	78,583	3,718,548

		4,350,731

BUILDING MATERIALS – 1.60%
Eagle Materials Inc.	9,145	331,781
Lennox International Inc.	13,227	438,343
Martin Marietta Materials Inc.[b]	8,819	964,622
Masco Corp.	77,609	1,413,260
NCI Building Systems Inc.[a]	4,142	99,988
Owens Corning[a]	18,610	392,857
Quanex Building Products Corp.[a]	8,175	138,975
Simpson Manufacturing Co. Inc.[b]	7,825	206,502
Texas Industries Inc.	5,742	444,488
Trane Inc.	36,953	1,718,684
USG Corp.[a,b]	15,724	555,214

		6,704,714

Security	Shares	Value
CHEMICALS – 0.30%
Sherwin-Williams Co. (The)	22,498	$1,244,589

		1,244,589

COMMERCIAL SERVICES – 5.31%
Accenture Ltd.	127,751	4,797,050
Administaff Inc.	5,091	133,333
Alliance Data Systems Corp.[a]	16,690	958,173
BearingPoint Inc.[a]	41,038	75,920
Bowne & Co. Inc.	6,071	101,021
ChoicePoint Inc.[a]	14,529	702,477
Convergys Corp.[a]	28,210	443,461
Corporate Executive Board Co. (The)	7,886	343,593
Corrections Corp. of America[a]	26,161	667,105
Deluxe Corp.	10,666	226,759
Forrester Research Inc.[a]	3,065	88,395
FTI Consulting Inc.[a]	10,118	647,552
Hewitt Associates Inc. Class Aa,b	20,991	860,631
Iron Mountain Inc.[a]	38,845	1,067,072
Manpower Inc.	17,302	1,161,483
Monster Worldwide Inc.[a]	24,155	587,691
MPS Group Inc.[a]	20,910	224,364
Navigant Consulting Inc.[a]	10,757	216,431
PHH Corp.[a]	11,051	216,931
Quanta Services Inc.[a]	36,678	973,434
R.R. Donnelley & Sons Co.	46,016	1,409,930
Resources Connection Inc.	11,278	227,928
Robert Half International Inc.	34,431	816,015
Spherion Corp.[a]	11,322	55,931
TeleTech Holdings Inc.[a]	8,168	187,292
TrueBlue Inc.[a]	10,214	130,024
United Rentals Inc.[a]	16,449	309,899
Viad Corp.	4,062	127,791
VistaPrint Ltd.[a,b]	8,807	299,702
Watson Wyatt Worldwide Inc.	9,371	549,328
Western Union Co.	160,172	3,683,956

		22,290,672

COMPUTERS – 0.24%
Affiliated Computer Services Inc. Class Aa	19,231	1,018,666

		1,018,666

42	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

April 30, 2008

Security	Shares	Value
DISTRIBUTION & WHOLESALE – 0.84%
Fastenal Co.	29,772	$1,453,171
United Stationers Inc.[a]	5,691	250,916
W.W. Grainger Inc.	14,262	1,236,658
Watsco Inc.[b]	5,132	232,839
WESCO International Inc.[a]	9,312	346,500

		3,520,084

ELECTRIC – 0.25%
MDU Resources Group Inc.	35,956	1,038,050

		1,038,050

ELECTRICAL COMPONENTS & EQUIPMENT – 3.14%
AMETEK Inc.	22,643	1,098,638
Belden Inc.	9,520	321,205
Emerson Electric Co.	169,128	8,838,629
Energy Conversion Devices Inc.[a,b]	8,512	277,406
General Cable Corp.[a,b]	11,113	744,571
GrafTech International Ltd.[a]	22,635	444,778
Hubbell Inc. Class B	10,712	479,148
Littelfuse Inc.[a]	4,655	171,118
Molex Inc.	14,228	403,791
Molex Inc. Class A	15,695	406,814

		13,186,098

ELECTRONICS – 4.74%
Agilent Technologies Inc.[a]	79,518	2,402,239
Amphenol Corp. Class A	38,280	1,767,770
Arrow Electronics Inc.[a]	26,445	719,568
Avnet Inc.[a]	31,618	828,075
AVX Corp.	10,506	138,364
Benchmark Electronics Inc.[a]	15,287	271,803
Brady Corp. Class A	10,547	358,071
Checkpoint Systems Inc.[a]	8,234	213,508
CTS Corp.	7,231	81,349
Dionex Corp.[a]	4,014	313,975
Electro Scientific Industries Inc.[a]	5,702	93,570
Flextronics International Ltd.[a]	176,346	1,832,235
FLIR Systems Inc.[a]	28,814	989,185
Itron Inc.[a]	6,624	616,562
Jabil Circuit Inc.	39,376	428,411
KEMET Corp.[a]	17,277	70,317
Methode Electronics Inc.	7,604	82,427
Mettler-Toledo International Inc.[a]	7,652	728,930
National Instruments Corp.	12,954	381,107

Security	Shares	Value
Orbotech Ltd.[a]	7,135	$125,219
Park Electrochemical Corp.	3,731	101,110
PerkinElmer Inc.	25,101	666,683
Plexus Corp.[a]	9,833	236,877
Sanmina-SCI Corp.[a]	109,760	170,128
Taser International Inc.[a,b]	12,822	95,652
Technitrol Inc.	8,413	176,673
Thomas & Betts Corp.[a]	12,620	472,745
Trimble Navigation Ltd.[a]	25,483	835,588
Tyco Electronics Ltd.	103,917	3,887,535
Vishay Intertechnology Inc.[a]	36,967	349,338
Woodward Governor Co.	12,289	431,713

		19,866,727

ENERGY - ALTERNATE SOURCES – 0.33%
Covanta Holding Corp.[a]	22,895	609,694
Headwaters Inc.[a]	8,531	97,509
SunPower Corp. Class Aa,b	7,860	685,942

		1,393,145

ENGINEERING & CONSTRUCTION – 3.16%
AECOM Technology Corp.[a]	15,785	433,456
EMCOR Group Inc.[a]	13,473	337,633
Fluor Corp.	18,810	2,875,485
Foster Wheeler Ltd.[a]	30,619	1,950,124
Granite Construction Inc.	7,054	241,952
Insituform Technologies Inc. Class Aa	5,442	92,079
Jacobs Engineering Group Inc.[a]	25,571	2,207,544
KBR Inc.	35,827	1,033,251
McDermott International Inc.[a]	48,044	2,574,198
Shaw Group Inc. (The)[a]	16,339	807,473
URS Corp.[a]	17,011	686,224

		13,239,419

ENVIRONMENTAL CONTROL – 1.99%
Allied Waste Industries Inc.[a]	62,258	769,509
Mine Safety Appliances Co.	4,524	168,157
Nalco Holding Co.	31,460	723,265
Republic Services Inc.	35,259	1,120,884
Stericycle Inc.[a]	18,802	1,003,651
Tetra Tech Inc.[a]	11,897	251,384
Waste Connections Inc.[a]	14,766	473,546
Waste Management Inc.	105,937	3,824,326

		8,334,722

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

April 30, 2008

Security	Shares	Value
FOREST PRODUCTS & PAPER – 0.42%
Louisiana-Pacific Corp.	21,501	$247,476
MeadWestvaco Corp.	37,724	992,141
Smurfit-Stone Container Corp.[a]	54,020	293,329
Temple-Inland Inc.	20,753	242,187

		1,775,133

HAND & MACHINE TOOLS – 0.42%
Baldor Electric Co.	8,958	290,239
Kennametal Inc.	16,375	569,359
Lincoln Electric Holdings Inc.	8,774	669,456
Regal Beloit Corp.	6,578	243,978

		1,773,032

HEALTH CARE - PRODUCTS – 0.08%
West Pharmaceutical Services Inc.	7,017	329,167

		329,167

HOLDING COMPANIES - DIVERSIFIED – 0.19%
Walter Industries Inc.	11,529	799,651

		799,651

HOUSEHOLD PRODUCTS & WARES – 0.53%
Fortune Brands Inc.	32,638	2,206,982

		2,206,982

HOUSEWARES – 0.09%
Toro Co. (The)	8,476	359,298

		359,298

INTERNET – 0.10%
HLTH Corp.[a]	37,984	422,382

		422,382

MACHINERY – 8.17%
AGCO Corp.[a]	19,426	1,168,085
Albany International Corp. Class A	5,330	193,479
Astec Industries Inc.[a]	3,422	125,416
Bucyrus International Inc. Class A	7,859	989,684
Caterpillar Inc.	133,309	10,915,341
Cognex Corp.	8,330	209,916
Cummins Inc.	38,886	2,436,208
Deere & Co.	93,022	7,820,360
Flowserve Corp.	12,093	1,500,620
Gardner Denver Inc.[a]	11,467	532,642
Graco Inc.	13,796	571,292
IDEX Corp.	17,370	637,305

Security	Shares	Value
Joy Global Inc.	23,133	$1,717,625
Manitowoc Co. Inc. (The)	27,468	1,038,840
Nordson Corp.	6,456	381,098
Rockwell Automation Inc.	28,543	1,547,887
Terex Corp.[a]	21,646	1,508,293
Wabtec Corp.	10,241	439,134
Zebra Technologies Corp. Class Aa	14,318	526,186

		34,259,411
MANUFACTURING – 31.44%
Actuant Corp. Class A	12,100	409,827
Acuity Brands Inc.	8,896	425,585
AptarGroup Inc.	13,832	610,683
Brink’s Co. (The)	8,138	592,039
Carlisle Companies Inc.	13,199	381,187
Ceradyne Inc.[a]	5,144	200,410
CLARCOR Inc.	10,851	455,308
Cooper Industries Ltd.	37,869	1,605,267
Crane Co.	11,457	469,050
Danaher Corp.	52,611	4,104,710
Donaldson Co. Inc.	14,780	643,521
Dover Corp.	41,136	2,034,998
Eaton Corp.	31,253	2,745,264
ESCO Technologies Inc.[a]	5,478	255,056
General Electric Co.	2,133,599	69,768,687
Harsco Corp.	17,870	1,060,227
Hexcel Corp.[a]	20,013	447,891
Honeywell International Inc.	146,162	8,682,023
Illinois Tool Works Inc.	96,732	5,058,116
Ingersoll-Rand Co. Ltd. Class A	58,104	2,578,656
ITT Industries Inc.	38,824	2,484,736
Pall Corp.	26,094	907,288
Parker Hannifin Corp.	35,919	2,868,132
Pentair Inc.	21,269	783,337
Roper Industries Inc.	18,691	1,161,085
SPX Corp.	11,159	1,372,557
Teleflex Inc.	8,345	459,726
Textron Inc.	53,284	3,250,857
3M Co.	138,627	10,660,416
Trinity Industries Inc.	17,647	536,469
Tyco International Ltd.	103,650	4,849,784

		131,862,892

44	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

April 30, 2008

Security	Shares	Value
METAL FABRICATE & HARDWARE – 1.22%
Kaydon Corp.	5,974	$312,858
Mueller Industries Inc.	7,862	254,493
Mueller Water Products Inc. Class B	18,482	146,747
Precision Castparts Corp.	29,250	3,438,630
Timken Co. (The)	15,949	576,556
Valmont Industries Inc.	3,973	391,182

		5,120,466

MINING – 0.32%
Vulcan Materials Co.	19,387	1,334,213

		1,334,213

PACKAGING & CONTAINERS – 1.75%
Ball Corp.	21,051	1,132,123
Bemis Co. Inc.	21,554	566,870
Crown Holdings Inc.[a]	33,874	909,178
Greif Inc. Class A	5,089	328,749
Owens-Illinois Inc.[a]	31,078	1,713,952
Packaging Corp. of America	19,920	437,842
Pactiv Corp.[a]	27,753	660,244
Sealed Air Corp.	34,795	879,966
Sonoco Products Co.	21,201	698,573

		7,327,497

RETAIL – 0.15%
MSC Industrial Direct Co. Inc. Class A	10,364	505,349
World Fuel Services Corp.	5,827	143,111

		648,460

SEMICONDUCTORS – 0.03%
Veeco Instruments Inc.[a]	6,055	114,016

		114,016

SOFTWARE – 3.53%
Acxiom Corp.	15,022	177,710
Automatic Data Processing Inc.	113,338	5,009,540
Broadridge Financial Solutions Inc.	29,385	547,149
Fidelity National Information Services Inc.	41,089	1,481,669
Fiserv Inc.[a]	35,119	1,775,265
Global Payments Inc.	17,231	762,644
IMS Health Inc.	39,836	985,941
Metavante Technologies Inc.[a]	23,445	552,599

Security	Shares	Value
Paychex Inc.	69,420	$2,524,805
Total System Services Inc.	41,815	995,197

		14,812,519

TELECOMMUNICATIONS – 0.42%
Anixter International Inc.[a]	6,763	385,288
Black Box Corp.	3,493	103,847
CommScope Inc.[a,b]	14,117	671,263
NeuStar Inc. Class Aa	16,368	450,284
Newport Corp.[a]	7,966	91,689
Powerwave Technologies Inc.[a]	27,140	74,092

		1,776,463

TEXTILES – 0.23%
Cintas Corp.	28,245	836,334
G&K Services Inc. Class A	4,308	135,831

		972,165

TRANSPORTATION – 12.70%
Alexander & Baldwin Inc.	9,375	470,906
American Commercial Lines Inc.[a]	7,858	124,314
Arkansas Best Corp.	4,739	187,096
Burlington Northern Santa Fe Corp.	66,657	6,835,675
C.H. Robinson Worldwide Inc.	36,171	2,267,198
Con-way Inc.	9,736	450,290
CSX Corp.	86,194	5,425,912
Expeditors International Washington Inc.	45,358	2,113,229
FedEx Corp.	60,820	5,830,813
Forward Air Corp.	6,268	213,676
General Maritime Corp.	5,449	142,382
Genesee & Wyoming Inc. Class Aa	6,653	237,379
J.B. Hunt Transport Services Inc.	18,361	623,723
Kansas City Southern Industries Inc.[a,b]	16,502	743,910
Kirby Corp.[a]	11,578	634,938
Landstar System Inc.	11,661	605,906
Norfolk Southern Corp.	80,444	4,792,853
Old Dominion Freight Line Inc.[a]	6,651	204,186
Overseas Shipholding Group Inc.	6,150	462,849
Pacer International Inc.	7,467	138,588
Ryder System Inc.	12,501	855,943
Teekay Corp.	9,023	411,810
Union Pacific Corp.	56,068	8,140,513

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

April 30, 2008

Security	Shares	Value
United Parcel Service Inc. Class B	145,614	$10,543,910
UTi Worldwide Inc.	18,663	410,213
Werner Enterprises Inc.	11,390	221,536
YRC Worldwide Inc.[a,b]	11,903	193,424

		53,283,172

TRUCKING & LEASING – 0.10%
GATX Corp.	9,490	417,560

		417,560

TOTAL COMMON STOCKS
(Cost: $ 417,267,523)		418,728,085

SHORT-TERM INVESTMENTS – 1.20%

MONEY MARKET FUNDS – 1.20%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.85%[c,d]	564,126	564,126
BGI Cash Premier Fund LLC 2.90%[c,d,e]	4,454,870	4,454,870

		5,018,996

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 5,018,996)		5,018,996

TOTAL INVESTMENTS IN SECURITIES – 101.04% (Cost: $ 422,286,519)		423,747,081

Other Assets, Less Liabilities – (1.04)%		(4,361,487)

NET ASSETS – 100.00%		$419,385,594

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See

Note 5.

See notes to financial statements.

46	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

April 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.93%

BANKS – 43.39%
AMCORE Financial Inc.	5,065	$63,009
Associated Banc-Corp.	25,616	724,164
BancorpSouth Inc.	16,758	402,695
Bank of America Corp.	964,558	36,209,507
Bank of Hawaii Corp.	10,495	575,441
Bank of New York Mellon Corp. (The)	244,442	10,640,560
BB&T Corp.	118,256	4,054,998
BOK Financial Corp.	4,888	279,105
Cathay General Bancorp[a]	11,243	191,693
Citizens Republic Bancorp Inc.	17,167	141,628
City National Corp.	8,572	415,913
Colonial BancGroup Inc. (The)	34,750	282,865
Comerica Inc.	32,593	1,131,955
Commerce Bancshares Inc.	14,621	636,013
Cullen/Frost Bankers Inc.	12,685	708,077
Discover Financial Services LLC	93,779	1,707,716
East West Bancorp Inc.	14,172	201,809
F.N.B. Corp. (Pennsylvania)	18,761	290,045
Fifth Third Bancorp	105,247	2,255,443
First BanCorp (Puerto Rico)	16,757	172,430
First Community Bancorp	6,017	129,305
First Horizon National Corp.[a]	27,170	293,436
First Midwest Bancorp Inc.	10,732	273,988
FirstMerit Corp.	16,453	337,616
Frontier Financial Corp.[a]	10,617	169,872
Fulton Financial Corp.[a]	37,459	467,114
Hancock Holding Co.	5,933	244,855
Huntington Bancshares Inc.	79,420	745,754
International Bancshares Corp.	11,975	299,255
KeyCorp	80,400	1,940,052
M&T Bank Corp.	16,925	1,577,918
Marshall & Ilsley Corp.	53,976	1,348,320
Northern Trust Corp.	41,756	3,094,537
Old National Bancorp	14,407	246,504
Pacific Capital Bancorp	10,163	207,122
Park National Corp.	2,524	191,849
PNC Financial Services Group Inc. (The)	72,852	5,052,286
Popular Inc.	55,403	690,875
Prosperity Bancshares Inc.	9,632	298,303

Security	Shares	Value
Provident Bankshares Corp.	7,660	$98,125
Regions Financial Corp.	149,175	3,269,916
South Financial Group Inc. (The)	16,416	99,153
State Street Corp.	83,016	5,988,774
Sterling Bancshares Inc.	15,972	165,949
Sterling Financial Corp. (Washington)	11,590	141,514
SunTrust Banks Inc.	74,918	4,176,679
Susquehanna Bancshares Inc.	19,468	387,219
SVB Financial Group[a,b]	7,318	356,094
Synovus Financial Corp.[a]	58,835	696,606
TCF Financial Corp.	25,898	450,625
TrustCo Bank Corp. NY	16,114	140,675
Trustmark Corp.	11,240	244,807
U.S. Bancorp	370,519	12,556,889
UCBH Holdings Inc.	23,525	171,262
Umpqua Holdings Corp.	13,441	198,255
UnionBanCal Corp.	11,604	609,326
United Bancshares Inc.	9,576	278,566
United Community Banks Inc.	10,775	147,941
Valley National Bancorp	26,141	501,646
Wachovia Corp.	426,150	12,422,273
Webster Financial Corp.	11,444	298,116
Wells Fargo & Co.	685,022	20,379,405
Westamerica Bancorporation	6,494	379,509
Whitney Holding Corp.	14,888	348,528
Wilmington Trust Corp.	14,749	484,947
Wintrust Financial Corp.	5,297	168,021
Zions Bancorporation	23,278	1,078,935

		144,933,782

COMMERCIAL SERVICES – 0.84%
Equifax Inc.	27,809	1,064,250
Moody’s Corp.	47,256	1,746,582

		2,810,832

DIVERSIFIED FINANCIAL SERVICES – 51.23%
Affiliated Managers Group Inc.[b]	6,422	637,961
American Express Co.	219,984	10,563,632
AmeriCredit Corp.[a,b]	24,808	346,320
Ameriprise Financial Inc.	48,902	2,322,356
BlackRock Inc.	4,234	854,379
Capital One Financial Corp.	80,003	4,240,159
Charles Schwab Corp. (The)	201,910	4,361,256
CIT Group Inc.	60,104	654,533

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

April 30, 2008

Security	Shares	Value
Citigroup Inc.	1,116,551	$28,215,244
CME Group Inc.	11,445	5,235,515
CompuCredit Corp.[a,b]	8,101	65,456
Countrywide Financial Corp.[a]	123,832	715,749
E*TRADE Financial Corp.[a,b]	91,763	365,217
Eaton Vance Corp.	25,330	927,078
Federal Home Loan Mortgage Corp.	138,595	3,452,401
Federal National Mortgage Association	210,246	5,949,962
Federated Investors Inc. Class B	20,586	689,219
Franklin Resources Inc.	34,572	3,289,526
GLG Partners Inc.[a]	43,497	358,850
Goldman Sachs Group Inc. (The)	77,252	14,783,715
IndyMac Bancorp Inc.[a]	17,424	56,628
IntercontinentalExchange Inc.[b]	15,065	2,337,335
Invesco Ltd.	91,280	2,341,332
Investment Technology Group Inc.[b]	9,422	454,706
Janus Capital Group Inc.	35,264	989,508
Jefferies Group Inc.	23,446	440,785
JPMorgan Chase & Co.	725,648	34,577,127
Knight Capital Group Inc. Class Ab	21,119	395,136
Lazard Ltd. Class A	11,164	436,959
Legg Mason Inc.	28,220	1,701,102
Lehman Brothers Holdings Inc.	114,170	5,050,881
Merrill Lynch & Co. Inc.	196,032	9,768,275
MF Global Ltd.[b]	21,101	277,900
Morgan Stanley	216,248	10,509,653
NASDAQ OMX Group Inc. (The)[b]	29,989	1,093,099
National Financial Partners Corp.	8,405	226,263
NYMEX Holdings Inc.	13,435	1,244,081
NYSE Euronext Inc.	48,164	3,183,640
optionsXpress Holdings Inc.	11,284	242,267
Piper Jaffray Companies[b]	3,919	146,022
Raymond James Financial Inc.	21,323	613,463
SLM Corp.[b]	110,640	2,050,159
SWS Group Inc.	5,969	78,313
T. Rowe Price Group Inc.	56,704	3,320,586
TD Ameritrade Holding Corp.[b]	51,823	937,996
Waddell & Reed Financial Inc. Class A	18,063	611,613

		171,113,357

Security	Shares	Value
INSURANCE – 0.35%
Fidelity National Financial Inc.	46,276	$739,953
MGIC Investment Corp.	26,171	341,008
Radian Group Inc.[a]	17,453	94,246

		1,175,207

SAVINGS & LOANS – 2.63%
Anchor BanCorp Wisconsin Inc.	4,154	63,099
Astoria Financial Corp.	19,135	453,500
Dime Community Bancshares Inc.	7,121	132,949
Downey Financial Corp.[a]	4,494	63,545
First Niagara Financial Group Inc.	22,854	329,783
FirstFed Financial Corp.[a,b]	2,948	45,045
Guaranty Financial Group Inc.[b]	7,043	53,879
Hudson City Bancorp Inc.	103,637	1,982,576
New York Community Bancorp Inc.	69,755	1,302,326
NewAlliance Bancshares Inc.	22,226	299,162
People’s United Financial Inc.	36,361	617,046
Provident Financial Services Inc.	12,477	192,520
Sovereign Bancorp Inc.	71,093	531,065
Washington Federal Inc.	18,922	450,533
Washington Mutual Inc.	185,808	2,283,580

		8,800,608

SOFTWARE – 1.49%
MasterCard Inc. Class A	15,337	4,266,140
SEI Investments Co.	30,463	708,874

		4,975,014

TOTAL COMMON STOCKS (Cost: $ 404,563,127)		333,808,800

SHORT-TERM INVESTMENTS – 0.70%

MONEY MARKET FUNDS – 0.70%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.85%[c,d]	37,555	37,555
BGI Cash Premier Fund LLC 2.90%[c,d,e]	2,303,671	2,303,671

		2,341,226

TOTAL SHORT-TERM INVESTMENTS (Cost: $ 2,341,226)		2,341,226

48	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

April 30, 2008

Value
TOTAL INVESTMENTS IN SECURITIES – 100.63% (Cost: $406,904,353)	$336,150,026

Other Assets, Less Liabilities – (0.63)%	(2,120,898)

NET ASSETS – 100.00%	$334,029,128

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	49

Schedule of Investments

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

April 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.85%

FORESTRY – 2.27%
Plum Creek Timber Co. Inc.[a]	1,145,530	$46,783,445

		46,783,445

PAPER & RELATED PRODUCTS – 1.62%
Potlatch Corp.	262,646	11,769,167
Rayonier Inc.	511,233	21,487,123

		33,256,290

REAL ESTATE MANAGEMENT/SERVICES – 2.40%
CB Richard Ellis Group Inc. Class Ab	1,407,350	32,537,932
Jones Lang LaSalle Inc.	218,764	16,978,274

		49,516,206

REAL ESTATE OPERATING/ DEVELOPMENT – 3.67%
Brookfield Properties Corp.	1,376,687	27,712,709
Forest City Enterprises Inc. Class A	461,618	17,052,169
Forestar Real Estate Group Inc.[b]	231,714	5,769,679
St. Joe Co. (The)[a]	618,504	25,154,558

		75,689,115

REITs - APARTMENTS – 12.97%
Apartment Investment and Management Co. Class A	693,581	25,648,625
AvalonBay Communities Inc.[a]	526,337	52,502,116
BRE Properties Inc. Class Aa	367,767	17,634,428
Camden Property Trust[a]	386,614	20,455,747
Equity Residential	1,837,207	76,280,835
Essex Property Trust Inc.	167,475	19,929,525
Home Properties Inc.	222,851	11,715,277
Mid-America Apartment Communities Inc.	169,719	8,910,248
Post Properties Inc.[a]	301,799	11,076,023
UDR Inc.	913,970	23,105,162

		267,257,986

REITs - DIVERSIFIED – 9.38%
CapitalSource Inc.	1,397,027	19,628,229
Colonial Properties Trust	313,196	7,588,739
Cousins Properties Inc.[a]	289,189	7,348,293
Digital Realty Trust Inc.[a]	395,327	15,318,921
Entertainment Properties Trust	207,751	11,085,593

Security	Shares	Value
Lexington Realty Trust	413,888	$5,959,987
Liberty Property Trust	696,989	24,415,525
Vornado Realty Trust[a]	972,012	90,484,597
Washington Real Estate Investment Trust[a]	318,745	11,325,010

		193,154,894

REITs - HEALTH CARE – 8.41%
HCP Inc.	1,464,876	52,296,073
Health Care REIT Inc.[a]	578,561	28,031,280
Healthcare Realty Trust Inc.	363,819	10,306,992
Nationwide Health Properties Inc.	628,533	22,639,759
Senior Housing Properties Trust	650,173	15,571,643
Ventas Inc.[a]	912,425	44,307,358

		173,153,105

REITs - HOTELS – 6.01%
DiamondRock Hospitality Co.	761,196	9,705,249
FelCor Lodging Trust Inc.	558,699	7,034,020
Hospitality Properties Trust[a]	630,945	20,272,263
Host Hotels & Resorts Inc.[a]	3,532,790	60,763,988
LaSalle Hotel Properties	304,673	9,770,863
Strategic Hotels & Resorts Inc.	615,531	8,869,802
Sunstone Hotel Investors Inc.[a]	400,444	7,480,294

		123,896,479

REITs - MANUFACTURED HOMES – 0.37%
Equity Lifestyle Properties Inc.	152,170	7,523,285

		7,523,285
REITs - MORTGAGE – 3.18%
Annaly Capital Management Inc.	3,152,615	52,837,827
RAIT Financial Trust[a]	692,509	5,263,068
Redwood Trust Inc.[a]	220,979	7,356,391

		65,457,286

REITs - OFFICE PROPERTY – 12.80%
Alexandria Real Estate Equities Inc.[a]	214,683	22,548,156
BioMed Realty Trust Inc.	459,016	11,934,416
Boston Properties Inc.[a]	806,350	81,030,112
Brandywine Realty Trust	756,082	13,193,631
Corporate Office Properties Trust[a]	336,801	12,562,677
Douglas Emmett Inc.	720,886	17,128,251

50	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

April 30, 2008

Security	Shares	Value
Franklin Street Properties Corp.	491,250	$7,255,763
Highwoods Properties Inc.	397,762	13,937,580
HRPT Properties Trust	1,534,960	10,637,273
Kilroy Realty Corp.	236,307	12,363,582
Mack-Cali Realty Corp.	488,879	19,076,059
Maguire Properties Inc.	298,215	4,801,262
SL Green Realty Corp.	400,628	37,178,278

		263,647,040

REITs - OUTLET CENTERS – 1.49%
National Retail Properties Inc.	526,389	12,059,572
Realty Income Corp.[a]	710,317	18,688,440

		30,748,012

REITs - REGIONAL MALLS – 14.39%
CBL & Associates Properties Inc.	577,268	14,137,293
General Growth Properties Inc.[a]	1,619,535	66,336,154
Macerich Co. (The)[a]	496,335	36,296,979
Pennsylvania Real Estate Investment Trust	363,930	9,163,757
Simon Property Group Inc.	1,505,080	150,297,289
Taubman Centers Inc.[a]	358,043	20,290,297

		296,521,769

REITs - SHOPPING CENTERS – 8.89%
Developers Diversified Realty Corp.	853,005	36,636,565
Federal Realty Investment Trust[a]	388,603	31,923,736
Kimco Realty Corp.[a]	1,491,459	59,524,129
Regency Centers Corp.	474,090	33,930,621
Weingarten Realty Investors	575,006	21,211,971

		183,227,022

REITs - STORAGE – 3.74%
Public Storage[a]	850,160	77,109,512

		77,109,512

REITs - WAREHOUSE/INDUSTRIAL – 8.26%
AMB Property Corp.	671,928	38,803,842
DCT Industrial Trust Inc.	1,165,001	11,650,010
First Industrial Realty Trust Inc.	362,672	10,956,321
ProLogis[a]	1,736,428	108,717,757

		170,127,930

TOTAL COMMON STOCKS (Cost: $2,352,785,122)		2,057,069,376

Security	Shares	Value
SHORT-TERM INVESTMENTS – 19.69%

MONEY MARKET FUNDS – 19.69%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.85%[c,d]	2,190,655	$2,190,655
BGI Cash Premier Fund LLC 2.90% [c,d,e]	403,351,901	403,351,901

		405,542,556

TOTAL SHORT-TERM INVESTMENTS (Cost: $ 405,542,556)		405,542,556

TOTAL INVESTMENTS IN SECURITIES – 119.54% (Cost: $2,758,327,678)		2,462,611,932

Other Assets, Less Liabilities – (19.54)%		(402,502,145)

NET ASSETS – 100.00%		$2,060,109,787

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See
Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	51

Schedule of Investments

iSHARES® KLD SELECT SOCIALSM INDEX FUND

April 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.91%

ADVERTISING – 0.07%
Getty Images Inc.[a]	2,572	$83,976

		83,976

AEROSPACE & DEFENSE – 1.55%
Lockheed Martin Corp.	2,250	238,590
Raytheon Co.	2,553	163,315
Rockwell Collins Inc.	23,091	1,457,273
United Technologies Corp.	184	13,334

		1,872,512

AIRLINES – 0.46%
Southwest Airlines Co.	37,430	495,573
UAL Corp.	3,675	54,757

		550,330

APPAREL – 1.34%
Crocs Inc.[a,b]	2,893	29,538
Nike Inc. Class B	23,695	1,582,826

		1,612,364

AUTO MANUFACTURERS – 0.12%
Ford Motor Co.[a]	16,763	138,462

		138,462

AUTO PARTS & EQUIPMENT – 0.47%
Johnson Controls Inc.	15,893	560,387

		560,387

BANKS – 4.80%
Bank of America Corp.	48,548	1,822,492
Comerica Inc.	6,481	225,085
First Horizon National Corp.[b]	12,527	135,292
Northern Trust Corp.	5,437	402,936
State Street Corp.	11,623	838,483
Synovus Financial Corp.	30,397	359,900
UnionBanCal Corp.	2,641	138,679
Wells Fargo & Co.	62,755	1,866,961

		5,789,828

BEVERAGES – 2.09%
Hansen Natural Corp.[a]	334	11,820
Molson Coors Brewing Co. Class B	9,378	514,290
PepsiCo Inc.	29,028	1,989,289

		2,515,399

Security	Shares	Value
BIOTECHNOLOGY – 1.19%
Amgen Inc.[a]	16,088	$673,605
Celgene Corp.[a]	1,915	118,998
Genentech Inc.[a]	8,959	611,004
Vertex Pharmaceuticals Inc.[a]	1,418	36,187

		1,439,794

CHEMICALS – 2.44%
Air Products and Chemicals Inc.	3,078	302,968
Ecolab Inc.	12,301	565,354
Praxair Inc.	6,741	615,521
Rohm and Haas Co.	27,288	1,458,544

		2,942,387

COAL – 0.09%
Peabody Energy Corp.	1,809	110,584

		110,584

COMMERCIAL SERVICES – 0.69%
Accenture Ltd.	9,559	358,940
H&R Block Inc.	743	16,249
Manpower Inc.	2,933	196,892
Moody’s Corp.	3,829	141,520
Weight Watchers International Inc.	2,651	121,575

		835,176

COMPUTERS – 5.36%
Apple Inc.[a]	3,113	541,506
Dell Inc.[a]	23,483	437,488
Hewlett-Packard Co.	40,190	1,862,806
International Business Machines Corp.	29,126	3,515,508
Sun Microsystems Inc.[a]	6,915	108,289

		6,465,597

COSMETICS & PERSONAL CARE – 2.02%
Avon Products Inc.	2,881	112,417
Procter & Gamble Co. (The)	34,698	2,326,501

		2,438,918

DISTRIBUTION & WHOLESALE – 0.33%
Fastenal Co.	3,952	192,897
W.W. Grainger Inc.	2,430	210,705

		403,602

DIVERSIFIED FINANCIAL SERVICES – 3.98%
American Express Co.	28,203	1,354,308
CME Group Inc.	923	422,226

52	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® KLD SELECT SOCIALSM INDEX FUND

April 30, 2008

Security	Shares	Value
Federal Home Loan Mortgage Corp.	12,024	$299,518
Federal National Mortgage Association	17,789	503,429
Goldman Sachs Group Inc. (The)	4,499	860,974
IntercontinentalExchange Inc.[a]	777	120,552
Merrill Lynch & Co. Inc.	9,835	490,078
NYSE Euronext Inc.	7,837	518,026
SLM Corp.[a]	12,371	229,235

		4,798,346

ELECTRIC – 1.30%
Consolidated Edison Inc.	5,647	234,915
Constellation Energy Group Inc.	798	67,551
FPL Group Inc.	7,681	509,173
Mirant Corp.[a]	364	14,964
Northeast Utilities	2,400	63,168
Progress Energy Inc.	16,152	678,222

		1,567,993

ELECTRICAL COMPONENTS & EQUIPMENT – 0.01%
General Cable Corp.[a]	225	15,075

		15,075

ELECTRONICS – 0.78%
Agilent Technologies Inc.[a]	30,739	928,625
Sanmina-SCI Corp.[a]	7,941	12,309

		940,934

ENGINEERING & CONSTRUCTION – 0.10%
Foster Wheeler Ltd.[a]	1,821	115,979

		115,979

FOOD – 6.78%
General Mills Inc.	62,821	3,794,388
H.J. Heinz Co.	37,428	1,760,239
Kellogg Co.	18,073	924,795
Kraft Foods Inc.	15,725	497,382
Sysco Corp.	12,630	386,099
Whole Foods Market Inc.	20,463	667,912
Wm. Wrigley Jr. Co.	1,835	139,754

		8,170,569

FOREST PRODUCTS & PAPER – 0.20%
International Paper Co.	2,509	65,661
Weyerhaeuser Co.	2,688	171,709

		237,370

Security	Shares	Value
GAS – 0.15%
Energen Corp.	2,623	$178,994

		178,994

HAND & MACHINE TOOLS – 0.17%
Lincoln Electric Holdings Inc.	2,680	204,484

		204,484

HEALTH CARE - PRODUCTS – 6.65%
Baxter International Inc.	18,114	1,128,864
Johnson & Johnson	82,897	5,561,560
Medtronic Inc.	10,058	489,623
TECHNE Corp.[a]	8,876	643,688
Zimmer Holdings Inc.[a]	2,613	193,780

		8,017,515

HEALTH CARE - SERVICES – 0.91%
Aetna Inc.	4,813	209,847
Quest Diagnostics Inc.	10,795	541,693
WellPoint Inc.[a]	6,918	344,170

		1,095,710

HOME FURNISHINGS – 0.25%
Whirlpool Corp.	4,165	303,129

		303,129

HOUSEHOLD PRODUCTS & WARES – 2.73%
Avery Dennison Corp.	10,078	485,659
Kimberly-Clark Corp.	43,904	2,809,417

		3,295,076

INSURANCE – 4.88%
Ambac Financial Group Inc.	16,667	77,168
Cincinnati Financial Corp.	26,616	955,514
Hartford Financial Services Group Inc. (The)	5,397	384,644
Nationwide Financial Services Inc. Class A	8,623	432,185
Principal Financial Group Inc.	7,664	411,250
Prudential Financial Inc.	4,774	361,440
Safeco Corp.	7,005	467,514
Travelers Companies Inc. (The)	53,962	2,719,685
Unum Group	2,992	69,444

		5,878,844

INTERNET – 2.32%
Amazon.com Inc.[a]	3,112	244,697
eBay Inc.[a]	20,571	643,667

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® KLD SELECT SOCIALSM INDEX FUND

April 30, 2008

Security	Shares	Value
Expedia Inc.[a]	1,432	$36,172
Google Inc. Class Aa	2,506	1,439,171
Liberty Media Corp. – Liberty Interactive Group Series Aa	701	10,606
NutriSystem Inc.[a]	3,313	66,525
Symantec Corp.[a]	20,517	353,303

		2,794,141

IRON & STEEL – 1.27%
Allegheny Technologies Inc.	168	11,563
Carpenter Technology Corp.	203	10,410
Nucor Corp.	7,084	534,842
Reliance Steel & Aluminum Co.	2,278	138,457
Steel Dynamics Inc.	9,162	319,296
United States Steel Corp.	3,357	516,810

		1,531,378

LODGING – 0.44%
Marriott International Inc. Class A	8,244	282,769
MGM MIRAGE[a]	2,893	147,977
Wynn Resorts Ltd.	904	95,227

		525,973

MACHINERY – 1.55%
Cummins Inc.	6,640	415,996
Deere & Co.	6,835	574,618
Graco Inc.	6,426	266,101
Rockwell Automation Inc.	10,470	567,788
Terex Corp.[a]	703	48,985

		1,873,488

MANUFACTURING – 1.97%
Eastman Kodak Co.	28,984	518,524
3M Co.	24,151	1,857,212

		2,375,736

MEDIA – 1.91%
Cablevision Systems Corp.[a]	641	14,743
Comcast Corp. Class A	18,553	381,264
Idearc Inc.	6,733	22,219
Liberty Global Inc. Class Aa	8,271	292,711
McGraw-Hill Companies Inc. (The)	10,952	448,922
New York Times Co. (The) Class Ab	14,671	286,084
Sirius Satellite Radio Inc.[a,b]	19,455	49,999
Washington Post Co. (The) Class B	1,234	809,010

		2,304,952

Security	Shares	Value
METAL FABRICATE & HARDWARE – 0.45%
Commercial Metals Co.	6,345	$197,583
Timken Co. (The)	9,602	347,112

		544,695

MINING – 0.48%
Alcoa Inc.	5,975	207,810
Freeport-McMoRan Copper & Gold Inc.	3,306	376,057

		583,867

OFFICE FURNISHINGS – 0.19%
Steelcase Inc. Class A	20,482	226,941

		226,941

OIL & GAS – 9.19%
Apache Corp.	4,123	555,286
Cabot Oil & Gas Corp.	1,730	98,558
Cheniere Energy Inc.[a]	27,643	269,243
Chesapeake Energy Corp.	16,137	834,283
Chevron Corp.	14,532	1,397,252
Denbury Resources Inc.[a]	4,977	152,097
Devon Energy Corp.	6,090	690,606
ENSCO International Inc.	1,168	74,437
EOG Resources Inc.	3,395	442,980
Exxon Mobil Corp.	37,116	3,454,386
Hess Corp.	1,951	207,196
Marathon Oil Corp.	5,108	232,772
Newfield Exploration Co.[a]	6,467	392,935
Noble Energy Inc.	3,527	306,849
Pioneer Natural Resources Co.	5,930	342,339
Quicksilver Resources Inc.[a]	5,422	224,959
Range Resources Corp.	2,192	145,505
Southwestern Energy Co.[a]	6,054	256,145
Unit Corp.[a]	5,726	363,658
Valero Energy Corp.	7,685	375,412
Western Refining Inc.	2,158	21,602
XTO Energy Inc.	3,831	236,986

		11,075,486

OIL & GAS SERVICES – 1.99%
Global Industries Ltd.[a]	2,809	44,832
Helix Energy Solutions Group Inc.[a]	3,287	113,566
National Oilwell Varco Inc.[a]	4,066	278,318
Oceaneering International Inc.[a]	2,366	158,001

54	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® KLD SELECT SOCIALSM INDEX FUND

April 30, 2008

Security	Shares	Value
Schlumberger Ltd.	11,410	$1,147,276
Smith International Inc.	5,339	408,487
Superior Energy Services Inc.[a]	3,517	156,084
Tidewater Inc.	1,449	94,504

		2,401,068

PACKAGING & CONTAINERS – 0.16%
Owens-Illinois Inc.[a]	3,490	192,474

		192,474

PHARMACEUTICALS – 3.24%
Amylin Pharmaceuticals Inc.[a,b]	2,752	75,900
Bristol-Myers Squibb Co.	45,906	1,008,555
Express Scripts Inc.[a]	2,002	140,180
Medco Health Solutions Inc.[a]	2,062	102,151
Merck & Co. Inc.	28,238	1,074,174
Omnicare Inc.	763	15,527
Pfizer Inc.	62,918	1,265,281
Schering-Plough Corp.	12,135	223,405

		3,905,173

REAL ESTATE – 0.11%
Jones Lang LaSalle Inc.	1,646	127,746

		127,746

REAL ESTATE INVESTMENT TRUSTS – 0.78%
Duke Realty Corp.	4,464	109,011
General Growth Properties Inc.	1,867	76,472
HRPT Properties Trust	1,587	10,998
ProLogis	11,921	746,374

		942,855

RETAIL – 4.27%
Bed Bath & Beyond Inc.[a]	476	15,470
Best Buy Co. Inc.	12,761	548,978
Darden Restaurants Inc.	1,869	66,499
Gap Inc. (The)	62,420	1,162,260
McDonald’s Corp.	14,492	863,433
Nordstrom Inc.	5,501	193,965
Office Depot Inc.[a]	14,916	189,135
PetSmart Inc.	660	14,771
Staples Inc.	46,664	1,012,609
Starbucks Corp.[a]	30,867	500,971
Tiffany & Co.	5,519	240,297
Walgreen Co.	9,354	325,987
Wendy’s International Inc.	517	14,993

		5,149,368

Security	Shares	Value
SAVINGS & LOANS – 0.30%
Sovereign Bancorp Inc.	24,422	$182,432
Washington Mutual Inc.	14,578	179,164

		361,596

SEMICONDUCTORS – 5.30%
Advanced Micro Devices Inc.[a,b]	15,060	89,758
Applied Materials Inc.	53,036	989,652
Intel Corp.	96,191	2,141,212
Lam Research Corp.[a]	16,252	663,732
LSI Corp.[a]	5,839	36,202
Micron Technology Inc.[a]	5,298	40,901
Texas Instruments Inc.	75,255	2,194,436
Xilinx Inc.	9,378	232,293

		6,388,186

SOFTWARE – 3.84%
Adobe Systems Inc.[a]	15,431	575,422
Compuware Corp.[a]	3,646	27,491
MasterCard Inc. Class A	1,150	319,884
Microsoft Corp.	104,519	2,980,882
Novell Inc.[a]	11,034	69,294
Salesforce.com Inc.[a]	9,062	604,707
Total System Services Inc.	2,212	52,646

		4,630,326

TELECOMMUNICATIONS – 5.30%
American Tower Corp. Class Aa	323	14,025
AT&T Inc.	20,057	776,406
Cisco Systems Inc.[a]	74,964	1,922,077
Corning Inc.	10,286	274,739
Crown Castle International Corp.[a]	4,907	190,637
Embarq Corp.	4,272	177,587
Juniper Networks Inc.[a]	1,354	37,397
Leap Wireless International Inc.[a]	2,421	129,451
Level 3 Communications Inc.[a,b]	6,202	18,420
Motorola Inc.	64,466	642,081
NII Holdings Inc. Class Ba	2,960	135,390
QUALCOMM Inc.	14,398	621,850
Telephone and Data Systems Inc.	2,837	108,657
Tellabs Inc.[a]	29,259	150,976
United States Cellular Corp.[a]	2,470	136,221
Verizon Communications Inc.	27,512	1,058,662

		6,394,576

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® KLD SELECT SOCIALSM INDEX FUND

April 30, 2008

Security	Shares	Value
TOYS, GAMES & HOBBIES – 0.21%
Mattel Inc.	13,553	$254,119

		254,119

TRANSPORTATION – 2.73%
Ryder System Inc.	6,164	422,049
United Parcel Service Inc. Class B	39,661	2,871,853

		3,293,902

TOTAL COMMON STOCKS (Cost: $121,006,085)		120,457,380

SHORT-TERM INVESTMENTS – 0.59%

MONEY MARKET FUNDS – 0.59%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.85%[c,d]	60,410	60,410
BGI Cash Premier Fund LLC 2.90%[c,d,e]	651,312	651,312

		711,722

TOTAL SHORT-TERM INVESTMENTS
(Cost: $711,722)		711,722

TOTAL INVESTMENTS IN SECURITIES – 100.50% (Cost: $121,717,807)		121,169,102

Other Assets, Less Liabilities – (0.50)%		(608,141)

NET ASSETS – 100.00%		$120,560,961

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See
Note 5.

See notes to financial statements.

56	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® KLD 400 SOCIAL INDEX FUND

April 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.83%

ADVERTISING – 0.26%
Gaiam Inc.[a]	169	$2,974
Omnicom Group Inc.	3,111	148,519

		151,493

AIRLINES – 0.23%
Alaska Air Group Inc.[a]	361	7,754
AMR Corp.[a]	2,419	21,215
JetBlue Airways Corp.[a]	1,870	9,425
Southwest Airlines Co.	7,109	94,123

		132,517

APPAREL – 0.74%
Coach Inc.[a]	3,432	122,076
Deckers Outdoor Corp.[a]	122	16,845
Hartmarx Corp.[a]	355	937
Liz Claiborne Inc.	1,008	17,832
Nike Inc. Class B	3,717	248,296
Phillips-Van Heusen Corp.	507	21,400
Timberland Co. Class Aa	530	7,738

		435,124

AUTO PARTS & EQUIPMENT – 0.46%
BorgWarner Inc.	1,122	55,146
Johnson Controls Inc.	5,779	203,768
Modine Manufacturing Co.	340	5,974
Spartan Motors Inc.	285	2,676

		267,564

BANKS – 7.21%
Bank of Hawaii Corp.	480	26,318
Bank of New York Mellon Corp. (The)	11,084	482,487
BB&T Corp.	5,322	182,491
Cathay General Bancorp	530	9,037
Comerica Inc.	1,470	51,053
Fifth Third Bancorp	5,184	111,093
First Horizon National Corp.	1,231	13,295
Heartland Financial USA Inc.	140	3,150
KeyCorp	3,863	93,214
M&T Bank Corp.	741	69,083
National City Corp.	100	630
Northern Trust Corp.	1,868	138,438
PNC Financial Services Group Inc. (The)	3,316	229,965

Security	Shares	Value
Popular Inc.	2,709	$33,781
Regions Financial Corp.	6,764	148,267
State Street Corp.	3,765	271,607
SunTrust Banks Inc.	3,412	190,219
Synovus Financial Corp.	3,140	37,178
U.S. Bancorp	16,803	569,454
Wachovia Corp.	20,631	601,394
Wainwright Bank & Trust Co.	50	535
Wells Fargo & Co.	32,036	953,071

		4,215,760

BEVERAGES – 3.79%
Coca-Cola Co. (The)	19,417	1,143,079
Green Mountain Coffee Roasters Inc.[a]	186	5,989
PepsiCo Inc.	15,560	1,066,327

		2,215,395

BIOTECHNOLOGY – 1.52%
Affymetrix Inc.[a]	720	7,855
Amgen Inc.[a]	10,557	442,022
Biogen Idec Inc.[a]	2,899	175,940
Genzyme Corp.[a]	2,594	182,488
Invitrogen Corp.[a]	454	42,481
Millipore Corp.[a]	528	37,013

		887,799

BUILDING MATERIALS – 0.15%
Apogee Enterprises Inc.	290	6,470
Masco Corp.	3,571	65,028
NCI Building Systems Inc.[a]	215	5,190
Simpson Manufacturing Co. Inc.	340	8,973
Trex Co. Inc.[a]	140	1,274

		86,935

CHEMICALS – 1.45%
Air Products and Chemicals Inc.	2,084	205,128
Airgas Inc.	801	38,552
Cabot Corp.	620	18,079
Ecolab Inc.	1,705	78,362
H.B. Fuller Co.	506	11,678
Lubrizol Corp.	672	39,191
Minerals Technologies Inc.	188	12,735
Praxair Inc.	3,047	278,222
Rohm and Haas Co.	1,219	65,156

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® KLD 400 SOCIAL INDEX FUND

April 30, 2008

Security	Shares	Value
Sigma-Aldrich Corp.	1,253	$71,446
Valspar Corp. (The)	984	21,628
Zoltek Companies Inc.[a]	268	7,148

		847,325

COMMERCIAL SERVICES – 0.83%
Bright Horizons Family Solutions Inc.[a]	265	12,564
Convergys Corp.[a]	1,203	18,911
Cross Country Healthcare Inc.[a]	365	4,365
Deluxe Corp.	530	11,268
DeVry Inc.	573	32,661
Kelly Services Inc. Class A	215	4,784
McKesson Corp.	2,806	146,249
Monster Worldwide Inc.[a]	1,208	29,391
Moody’s Corp.	2,020	74,659
Quanta Services Inc.[a]	1,666	44,216
R.R. Donnelley & Sons Co.	2,090	64,038
Robert Half International Inc.	1,546	36,640
Valassis Communications Inc.[a]	505	7,171

		486,917

COMPUTERS – 6.38%
Apple Inc.[a]	8,539	1,485,359
Dell Inc.[a]	19,872	370,215
Electronic Data Systems Corp.	4,941	91,705
EMC Corp.[a]	20,357	313,498
Hewlett-Packard Co.	23,935	1,109,387
Imation Corp.	306	7,173
Lexmark International Inc. Class Aa	915	28,722
NetApp Inc.[a]	3,361	81,336
Palm Inc.	1,100	6,336
Seagate Technology	5,159	97,350
Sun Microsystems Inc.[a]	7,742	121,240
Unisys Corp.[a]	3,575	14,872

		3,727,193

COSMETICS & PERSONAL CARE – 4.43%
Alberto-Culver Co.	843	21,218
Avon Products Inc.	4,154	162,089
Colgate-Palmolive Co.	4,948	349,824
Estee Lauder Companies Inc. (The) Class A	1,113	50,764
Procter & Gamble Co. (The)	29,882	2,003,588

		2,587,483

Security	Shares	Value
DISTRIBUTION & WHOLESALE – 0.31%
Fastenal Co.	1,222	$59,646
Genuine Parts Co.	1,597	67,809
W.W. Grainger Inc.	647	56,101

		183,556

DIVERSIFIED FINANCIAL SERVICES – 6.99%
American Express Co.	11,220	538,784
Capital One Financial Corp.	3,639	192,867
Charles Schwab Corp. (The)	9,097	196,495
CIT Group Inc.	2,667	29,044
CME Group Inc.	519	237,417
Federal Home Loan Mortgage Corp.	6,306	157,082
Federal National Mortgage Association	9,508	269,076
Franklin Resources Inc.	1,523	144,913
Janus Capital Group Inc.	1,449	40,659
JPMorgan Chase & Co.	32,973	1,571,163
Merrill Lynch & Co. Inc.	9,431	469,947
SLM Corp.[a]	4,579	84,849
T. Rowe Price Group Inc.	2,572	150,616
TradeStation Group Inc.[a]	265	2,472

		4,085,384

ELECTRIC – 0.30%
Alliant Energy Corp.	1,099	41,399
Avista Corp.	510	10,470
Cleco Corp.	580	13,926
IDACORP Inc.	455	14,760
MGE Energy Inc.	215	7,480
OGE Energy Corp.	888	29,029
Ormat Technologies Inc.	157	7,740
Pepco Holdings Inc.	1,936	48,226

		173,030

ELECTRICAL COMPONENTS & EQUIPMENT – 0.95%
Emerson Electric Co.	7,655	400,050
Energizer Holdings Inc.[a]	552	43,641
Energy Conversion Devices Inc.[a]	405	13,199
General Cable Corp.[a]	511	34,237
Hubbell Inc. Class B	565	25,272
Molex Inc.	1,393	39,533

		555,932

58	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® KLD 400 SOCIAL INDEX FUND

April 30, 2008

Security	Shares	Value
ELECTRONICS – 0.70%
Arrow Electronics Inc.[a]	1,177	$32,026
Brady Corp. Class A	555	18,842
Dionex Corp.[a]	187	14,627
Itron Inc.[a]	303	28,203
Thermo Fisher Scientific Inc.[a]	4,062	235,068
Thomas & Betts Corp.[a]	485	18,168
Waters Corp.[a]	980	60,231

		407,165

ENERGY - ALTERNATE SOURCES – 0.21%
First Solar Inc.[a]	349	101,905
SunPower Corp. Class Aa	264	23,039

		124,944

ENGINEERING & CONSTRUCTION – 0.07%
AECOM Technology Corp.[a]	441	12,110
EMCOR Group Inc.[a]	627	15,713
Granite Construction Inc.	340	11,662

		39,485

ENVIRONMENTAL CONTROL – 0.06%
Calgon Carbon Corp.[a]	403	5,743
Nalco Holding Co.	1,330	30,577

		36,320

FOOD – 2.63%
Campbell Soup Co.	2,165	75,342
Chiquita Brands International Inc.[a]	455	10,351
Dean Foods Co.[a]	1,469	34,140
Flowers Foods Inc.	758	19,625
General Mills Inc.	3,280	198,112
H.J. Heinz Co.	3,079	144,805
Hain Celestial Group Inc.[a]	405	9,995
Hershey Co. (The)	1,612	60,257
J.M. Smucker Co. (The)	550	27,434
Kellogg Co.	2,523	129,102
Kroger Co. (The)	6,549	178,460
McCormick & Co. Inc. NVS	1,244	47,011
Safeway Inc.	4,281	135,280
SUPERVALU Inc.	2,044	67,656
Sysco Corp.	5,865	179,293
Tootsie Roll Industries Inc.	245	5,961
United Natural Foods Inc.[a]	455	9,009
Whole Foods Market Inc.	1,344	43,868
Wm. Wrigley Jr. Co.	2,090	159,174

		1,534,875

Security	Shares	Value
FOREST PRODUCTS & PAPER – 0.15%
Domtar Corp.[a]	4,994	$29,814
MeadWestvaco Corp.	1,701	44,736
Rock-Tenn Co. Class A	340	11,536
Wausau Paper Corp.	480	3,715

		89,801

GAS – 0.37%
AGL Resources Inc.	746	25,364
Atmos Energy Corp.	854	23,639
Energen Corp.	697	47,563
Nicor Inc.	437	15,347
NiSource Inc.	2,660	47,614
Northwest Natural Gas Co.	263	11,801
Southern Union Co.	1,197	30,667
WGL Holdings Inc.	505	16,564

		218,559

HAND & MACHINE TOOLS – 0.27%
Baldor Electric Co.	457	14,807
Black & Decker Corp. (The)	602	39,509
Lincoln Electric Holdings Inc.	408	31,130
Snap-On Inc.	570	33,807
Stanley Works (The)	770	37,145

		156,398

HEALTH CARE - PRODUCTS – 6.63%
Baxter International Inc.	6,173	384,701
Becton, Dickinson and Co.	2,369	211,789
C.R. Bard Inc.	969	91,251
Edwards Lifesciences Corp.[a]	552	30,592
Gen-Probe Inc.[a]	527	29,702
Hill-Rom Holdings Inc.	601	15,103
IDEXX Laboratories Inc.[a]	584	31,069
Intuitive Surgical Inc.[a]	375	108,473
Invacare Corp.	340	6,134
Johnson & Johnson	27,502	1,845,109
Medtronic Inc.	10,913	531,245
Patterson Companies Inc.[a]	1,251	42,784
St. Jude Medical Inc.[a]	3,343	146,357
Stryker Corp.	2,304	149,368
TECHNE Corp.[a]	382	27,703
Varian Medical Systems Inc.[a]	1,206	56,537
Zimmer Holdings Inc.[a]	2,259	167,527

		3,875,444

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® KLD 400 SOCIAL INDEX FUND

April 30, 2008

Security	Shares	Value
HEALTH CARE - SERVICES – 0.98%
Health Management Associates Inc. Class Aa	2,516	$17,939
Humana Inc.[a]	1,665	79,570
Molina Healthcare Inc.[a]	140	3,476
Quest Diagnostics Inc.	1,516	76,073
UnitedHealth Group Inc.	12,175	397,270

		574,328

HOME BUILDERS – 0.20%
Centex Corp.	1,173	24,422
Champion Enterprises Inc.[a]	795	8,204
D.R. Horton Inc.	2,715	42,055
KB Home	744	16,740
Pulte Homes Inc.	2,094	27,306

		118,727

HOME FURNISHINGS – 0.13%
Harman International Industries Inc.	600	24,522
Whirlpool Corp.	744	54,148

		78,670

HOUSEHOLD PRODUCTS & WARES – 0.76%
Avery Dennison Corp.	1,029	49,588
Church & Dwight Co. Inc.	630	35,797
Clorox Co. (The)	1,336	70,808
Kimberly-Clark Corp.	4,080	261,079
Standard Register Co. (The)	140	1,327
Tupperware Brands Corp.	598	23,561

		442,160

HOUSEWARES – 0.12%
Newell Rubbermaid Inc.	2,663	54,671
Toro Co. (The)	384	16,278

		70,949

INSURANCE – 3.33%
Aflac Inc.	4,605	307,015
Ambac Financial Group Inc.	259	1,199
Chubb Corp.	3,585	189,897
CIGNA Corp.	2,716	116,000
Cincinnati Financial Corp.	1,610	57,799
Erie Indemnity Co. Class A	434	23,184
Hartford Financial Services Group Inc. (The)	3,045	217,017
Lincoln National Corp.	2,587	139,077

Security	Shares	Value
Marsh & McLennan Companies Inc.	5,069	$139,854
MBIA Inc.	1,989	20,686
MGIC Investment Corp.	1,155	15,050
Phoenix Companies Inc. (The)	1,103	14,339
Principal Financial Group Inc.	2,515	134,955
Progressive Corp. (The)	6,605	120,145
Safeco Corp.	879	58,664
Travelers Companies Inc. (The)	6,024	303,610
Unum Group	3,385	78,566
Wesco Financial Corp.	15	6,496

		1,943,553

INTERNET – 0.83%
eBay Inc.[a]	10,850	339,497
Sapient Corp.[a]	1,002	7,134
Symantec Corp.[a]	8,192	141,066

		487,697

INVESTMENT COMPANIES – 0.06%
Allied Capital Corp.	1,593	32,019
Medallion Financial Corp.	97	825

		32,844

IRON & STEEL – 0.39%
Nucor Corp.	2,800	211,400
Schnitzer Steel Industries Inc. Class A	196	17,248

		228,648

LEISURE TIME – 0.15%
Harley-Davidson Inc.	2,313	88,472

		88,472

LODGING – 0.02%
Choice Hotels International Inc.	310	10,692

		10,692

MACHINERY – 1.05%
Cummins Inc.	1,954	122,418
Deere & Co.	4,240	356,457
Gerber Scientific Inc.[a]	265	2,457
Graco Inc.	589	24,391
Kadant Inc.[a]	165	4,303
Nordson Corp.	340	20,070
Rockwell Automation Inc.	1,434	77,766
Tennant Co.	190	6,485

		614,347

60	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® KLD 400 SOCIAL INDEX FUND

April 30, 2008

Security	Shares	Value
MANUFACTURING – 1.70%
A.O. Smith Corp.	240	$7,426
CLARCOR Inc.	480	20,141
Cooper Industries Ltd.	1,717	72,784
Donaldson Co. Inc.	687	29,912
Illinois Tool Works Inc.	3,879	202,833
Leggett & Platt Inc.	1,653	27,440
Pall Corp.	1,177	40,924
SPX Corp.	512	62,976
3M Co.	6,869	528,226

		992,662

MEDIA – 2.34%
E.W. Scripps Co. Class A	864	38,802
Emmis Communications Corp.[a]	405	1,260
Lee Enterprises Inc.	316	2,443
McClatchy Co. (The) Class A	451	4,736
McGraw-Hill Companies Inc. (The)	3,121	127,930
Meredith Corp.	374	12,121
New York Times Co. (The) Class A	1,408	27,456
Scholastic Corp.[a]	265	7,460
Time Warner Inc.	34,753	516,082
Walt Disney Co. (The)	18,288	593,080
Washington Post Co. (The) Class B	58	38,025

		1,369,395

METAL FABRICATE & HARDWARE – 0.02%
Lawson Products Inc.	50	1,269
Worthington Industries Inc.	653	11,761

		13,030

OFFICE & BUSINESS EQUIPMENT – 0.36%
IKON Office Solutions Inc.	942	10,315
Pitney Bowes Inc.	2,055	74,206
Xerox Corp.	8,888	124,165

		208,686

OFFICE FURNISHINGS – 0.06%
Herman Miller Inc.	522	12,178
HNI Corp.	460	10,014
Interface Inc. Class A	555	7,126
Steelcase Inc. Class A	720	7,978

		37,296

Security	Shares	Value
OIL & GAS – 3.78%
Apache Corp.	3,232	$435,286
Chesapeake Energy Corp.	4,455	230,324
Devon Energy Corp.	4,315	489,321
EOG Resources Inc.	2,395	312,500
Helmerich & Payne Inc.	1,010	54,288
Newfield Exploration Co.[a]	1,276	77,530
Noble Energy Inc.	1,677	145,899
Pioneer Natural Resources Co.	1,153	66,563
Rowan Companies Inc.	1,061	41,368
Sunoco Inc.	1,129	52,397
XTO Energy Inc.	4,946	305,960

		2,211,436

OIL & GAS SERVICES – 0.90%
Cameron International Corp.[a]	2,112	103,974
National Oilwell Varco Inc.[a]	4,015	274,827
Smith International Inc.	1,943	148,659

		527,460

PACKAGING & CONTAINERS – 0.24%
Bemis Co. Inc.	959	25,222
Crown Holdings Inc.[a]	1,571	42,166
Sealed Air Corp.	1,567	39,629
Sonoco Products Co.	965	31,797

		138,814

PHARMACEUTICALS – 2.90%
Allergan Inc.	2,973	167,588
Amylin Pharmaceuticals Inc.[a]	1,135	31,303
Endo Pharmaceuticals Holdings Inc.[a]	1,290	32,031
Forest Laboratories Inc.[a]	3,007	104,373
Gilead Sciences Inc.[a]	9,032	467,496
King Pharmaceuticals Inc.[a]	2,450	23,006
Merck & Co. Inc.	21,018	799,525
Mylan Inc.	2,911	38,338
Watson Pharmaceuticals Inc.[a]	986	30,605

		1,694,265

PIPELINES – 0.99%
Equitable Resources Inc.	1,178	78,184
National Fuel Gas Co.	811	41,507
Questar Corp.	1,680	104,210
Spectra Energy Corp.	6,163	152,226
Williams Companies Inc. (The)	5,693	202,102

		578,229

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® KLD 400 SOCIAL INDEX FUND

April 30, 2008

Security	Shares	Value
REAL ESTATE – 0.11%
CB Richard Ellis Group Inc. Class Aa	1,679	$38,818
Jones Lang LaSalle Inc.	307	23,826

		62,644

REAL ESTATE INVESTMENT TRUSTS – 0.60%
General Growth Properties Inc.	2,590	106,086
Liberty Property Trust	883	30,932
Maguire Properties Inc.	389	6,263
ProLogis	2,507	156,963
Regency Centers Corp.	671	48,023

		348,267

RETAIL – 7.55%
AutoZone Inc.[a]	418	50,474
Bed Bath & Beyond Inc.[a]	2,538	82,485
Best Buy Co. Inc.	3,420	147,128
CarMax Inc.[a]	2,135	44,301
Charming Shoppes Inc.[a]	1,300	6,708
Circuit City Stores Inc.	1,465	6,944
Costco Wholesale Corp.	4,229	301,316
CVS Caremark Corp.	13,906	561,385
Darden Restaurants Inc.	1,374	48,887
Family Dollar Stores Inc.	1,396	29,874
Foot Locker Inc.	1,458	18,444
Gap Inc. (The)	4,467	83,176
Home Depot Inc.	16,383	471,830
J.C. Penney Co. Inc.	2,153	91,503
Limited Brands Inc.	2,996	55,486
Longs Drug Stores Corp.	290	11,617
Lowe’s Companies Inc.	14,183	357,270
McDonald’s Corp.	11,195	666,998
Men’s Wearhouse Inc. (The)	498	13,262
Nordstrom Inc.	1,744	61,493
Nu Skin Enterprises Inc. Class A	504	9,037
Office Depot Inc.[a]	2,640	33,475
Pep Boys – Manny, Moe & Jack (The)	384	3,425
RadioShack Corp.	1,247	17,333
Staples Inc.	6,813	147,842
Starbucks Corp.[a]	7,074	114,811
Target Corp.	7,964	423,127
Tiffany & Co.	1,238	53,903
TJX Companies Inc. (The)	4,222	136,033
Walgreen Co.	9,641	335,989
Wendy’s International Inc.	887	25,723

		4,411,279

Security	Shares	Value
SAVINGS & LOANS – 0.36%
FirstFed Financial Corp.[a]	98	$1,497
People’s United Financial Inc.	3,360	57,019
Sovereign Bancorp Inc.	3,459	25,839
Washington Mutual Inc.	10,294	126,513

		210,868

SEMICONDUCTORS – 3.93%
Advanced Micro Devices Inc.[a]	5,934	35,367
Analog Devices Inc.	2,876	92,636
Applied Materials Inc.	13,183	245,995
Entegris Inc.[a]	1,057	7,970
Intel Corp.	56,246	1,252,036
Lam Research Corp.[a]	1,216	49,661
LSI Corp.[a]	6,545	40,579
Micron Technology Inc.[a]	7,300	56,356
National Semiconductor Corp.	2,229	45,449
Novellus Systems Inc.[a]	1,027	22,450
Texas Instruments Inc.	12,906	376,339
Xilinx Inc.	2,807	69,529

		2,294,367

SOFTWARE – 5.54%
Adobe Systems Inc.[a]	5,174	192,938
Advent Software Inc.[a]	183	7,294
Autodesk Inc.[a]	2,228	84,664
Automatic Data Processing Inc.	5,088	224,890
BMC Software Inc.[a]	1,851	64,341
Compuware Corp.[a]	2,713	20,456
Electronic Arts Inc.[a]	3,076	158,322
IMS Health Inc.	1,795	44,426
Microsoft Corp.	77,724	2,216,688
Novell Inc.[a]	3,344	21,000
Paychex Inc.	3,130	113,838
Red Hat Inc.[a]	1,869	38,445
Salesforce.com Inc.[a]	795	53,050

		3,240,352

TELECOMMUNICATIONS – 10.76%
Adaptec Inc.[a]	1,225	3,418
ADC Telecommunications Inc.[a]	1,135	15,913
AT&T Inc.	58,609	2,268,754
Cisco Systems Inc.[a]	57,915	1,484,941
Citizens Communications Co.	3,195	34,250
Corning Inc.	15,290	408,396

62	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® KLD 400 SOCIAL INDEX FUND

April 30, 2008

Security	Shares	Value
Plantronics Inc.	505	$12,580
Polycom Inc.[a]	838	18,771
QUALCOMM Inc.	15,660	676,355
Sprint Nextel Corp.	27,619	220,676
Telephone and Data Systems Inc.	1,029	39,411
Tellabs Inc.[a]	4,076	21,032
3Com Corp.[a]	3,765	8,998
Verizon Communications Inc.	27,904	1,073,746

		6,287,241

TOYS, GAMES & HOBBIES – 0.11%
Mattel Inc.	3,524	66,075

		66,075

TRANSPORTATION – 2.43%
Arkansas Best Corp.	265	10,462
Expeditors International Washington Inc.	2,060	95,975
FedEx Corp.	3,013	288,856
Kansas City Southern Industries Inc.[a]	743	33,494
Norfolk Southern Corp.	3,646	217,229
Ryder System Inc.	571	39,096
United Parcel Service Inc. Class B	10,048	727,576
YRC Worldwide Inc.[a]	620	10,075

		1,422,763

TRUCKING & LEASING – 0.04%
GATX Corp.	482	21,208

		21,208

TOTAL COMMON STOCKS (Cost: $61,172,784)		58,349,822

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.07%

MONEY MARKET FUNDS – 0.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.85%[b,c]	44,448	$44,448

		44,448

TOTAL SHORT-TERM INVESTMENTS (Cost: $44,448)		44,448

TOTAL INVESTMENTS IN SECURITIES – 99.90% (Cost: $61,217,232)		58,394,270

Other Assets, Less Liabilities – 0.10%		56,414

NET ASSETS – 100.00%		$58,450,684

NVS - Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	63

Schedule of Investments

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

April 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.83%

REITs - APARTMENTS – 18.41%
Apartment Investment and Management Co. Class A	1,302,440	$48,164,231
AvalonBay Communities Inc.[a]	1,076,440	107,374,890
BRE Properties Inc. Class Aa	676,945	32,459,513
Camden Property Trust[a]	806,494	42,671,598
Equity Residential	3,512,611	145,843,609
Essex Property Trust Inc.[a]	370,345	44,071,055
UDR Inc.	1,879,526	47,514,417

		468,099,313

REITs - DIVERSIFIED – 8.89%
Cousins Properties Inc.[a]	581,637	14,779,396
Liberty Property Trust	1,261,651	44,195,635
Vornado Realty Trust[a]	1,794,578	167,057,266

		226,032,297

REITs - HEALTH CARE – 7.20%
HCP Inc.	2,807,964	100,244,315
Ventas Inc.[a]	1,704,812	82,785,671

		183,029,986

REITs - HOTELS – 4.48%
Host Hotels & Resorts Inc.	6,624,126	113,934,967

		113,934,967

REITs - OFFICE PROPERTY – 13.24%
Alexandria Real Estate Equities Inc.[a]	462,579	48,584,672
Boston Properties Inc.[a]	1,528,658	153,614,842
Douglas Emmett Inc.	1,282,831	30,480,065
Mack-Cali Realty Corp.[a]	911,494	35,566,496
SL Green Realty Corp.[a]	738,908	68,570,662

		336,816,737

REITs - REGIONAL MALLS – 16.56%
General Growth Properties Inc.	3,188,543	130,602,721
Macerich Co. (The)[a]	947,576	69,296,233
Simon Property Group Inc.	2,216,319	221,321,615

		421,220,569

REITs - SHOPPING CENTERS – 14.35%
Developers Diversified Realty Corp.	1,641,142	70,487,049
Federal Realty Investment Trust[a]	722,080	59,318,872

Security	Shares	Value
Kimco Realty Corp.	3,154,189	$125,883,683
Regency Centers Corp.	956,002	68,421,063
Weingarten Realty Investors	1,109,649	40,934,952

		365,045,619

REITs - STORAGE – 5.66%
Public Storage[a]	1,586,196	143,867,977

		143,867,977

REITs - WAREHOUSE/INDUSTRIAL – 11.04%
AMB Property Corp.	1,372,728	79,275,042
ProLogis[a]	3,216,976	201,414,867

		280,689,909

TOTAL COMMON STOCKS (Cost: $2,803,150,147)		2,538,737,374

SHORT-TERM INVESTMENTS – 24.41%

MONEY MARKET FUNDS – 24.41%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.85%[b,c]	2,541,431	2,541,431
BGI Cash Premier Fund LLC 2.90%[b,c,d]	618,099,644	618,099,644

		620,641,075

TOTAL SHORT-TERM INVESTMENTS (Cost: $620,641,075)		620,641,075

TOTAL INVESTMENTS IN SECURITIES – 124.24% (Cost: $3,423,791,222)		3,159,378,449

Other Assets, Less Liabilities – (24.24)%		(616,369,348)

NET ASSETS – 100.00%		$2,543,009,101

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	This security represents an investment of securities lending collateral. See
Note 5.

See notes to financial statements.

64	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

April 30, 2008

	iShares Dow Jones U.S.
	Basic Materials Sector Index Fund	Consumer Goods Sector Index Fund	Consumer Services Sector Index Fund	Financial Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$764,696,193	$350,769,642	$258,321,613	$796,791,774
Affiliated issuers (Note 2)	5,005,403	11,893,707	7,123,636	7,000,219

Total cost of investments	$769,701,596	$362,663,349	$265,445,249	$803,791,993

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$849,957,978	$346,055,746	$203,895,755	$671,909,504
Affiliated issuers (Note 2)	5,005,403	11,893,707	7,123,636	7,000,219

Total value of investments	854,963,381	357,949,453	211,019,391	678,909,723
Receivables:
Due from custodian (Note 4)	–	–	–	1,834
Dividends and interest	975,216	531,323	75,426	572,085
Capital shares sold	27,643	–	19,017	–

Total Assets	855,966,240	358,480,776	211,113,834	679,483,642

LIABILITIES
Payables:
Investment securities purchased	971,879	–	–	1,834
Collateral for securities on loan (Note 5)	3,422,417	11,516,833	6,857,888	6,685,721
Investment advisory fees (Note 2)	318,246	141,155	76,752	246,392

Total Liabilities	4,712,542	11,657,988	6,934,640	6,933,947

NET ASSETS	$851,253,698	$346,822,788	$204,179,194	$672,549,695

Net assets consist of:
Paid-in capital	$774,797,485	$364,527,876	$264,578,861	$810,775,493
Undistributed net investment income	1,324,159	69,264	38,066	1,352,787
Accumulated net realized loss	(10,129,731)	(13,060,456)	(6,011,875)	(14,696,315)
Net unrealized appreciation (depreciation)	85,261,785	(4,713,896)	(54,425,858)	(124,882,270)

NET ASSETS	$851,253,698	$346,822,788	$204,179,194	$672,549,695

Shares outstanding[b]	10,650,000	5,750,000	3,400,000	7,750,000

Net asset value per share	$79.93	$60.32	$60.05	$86.78

[a]	Securities on loan with market values of $3,268,535, $11,003,172, $6,615,514 and $6,418,652, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST
April 30, 2008

	iShares Dow Jones U.S.			iShares KLD
	Industrial Sector Index Fund	Financial Services Index Fund	Real Estate Index Fund	Select SocialSM Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$417,267,523	$404,563,127	$2,352,785,122	$121,006,085
Affiliated issuers (Note 2)	5,018,996	2,341,226	405,542,556	711,722

Total cost of investments	$422,286,519	$406,904,353	$2,758,327,678	$121,717,807

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$418,728,085	$333,808,800	$2,057,069,376	$120,457,380
Affiliated issuers (Note 2)	5,018,996	2,341,226	405,542,556	711,722

Total value of investments	423,747,081	336,150,026	2,462,611,932	121,169,102
Receivables:
Investment securities sold	–	–	–	190,999
Due from custodian (Note 4)	–	–	859,363	–
Dividends and interest	210,519	307,616	2,370,303	126,497
Capital shares sold	27,588	2,945	423,254	–

Total Assets	423,985,188	336,460,587	2,466,264,852	121,486,598

LIABILITIES
Payables:
Investment securities purchased	–	–	859,363	225,141
Collateral for securities on loan (Note 5)	4,454,870	2,303,671	403,351,901	651,312
Capital shares redeemed	–	5,524	1,176,214	–
Investment advisory fees (Note 2)	144,724	122,264	767,587	49,184

Total Liabilities	4,599,594	2,431,459	406,155,065	925,637

NET ASSETS	$419,385,594	$334,029,128	$2,060,109,787	$120,560,961

Net assets consist of:
Paid-in capital	$425,796,945	$415,386,181	$2,377,523,829	$124,505,200
Undistributed (distributions in excess of) net investment income	81,530	719,694	(1,729,481)	108,620
Accumulated net realized loss	(7,953,443)	(11,322,420)	(19,968,815)	(3,504,154)
Net unrealized appreciation (depreciation)	1,460,562	(70,754,327)	(295,715,746)	(548,705)

NET ASSETS	$419,385,594	$334,029,128	$2,060,109,787	$120,560,961

Shares outstanding[b]	5,950,000	3,600,000	29,900,000	2,100,000

Net asset value per share	$70.48	$92.79	$68.90	$57.41

[a]	Securities on loan with market values of $4,337,751, $2,210,011, $388,225,651 and $619,000, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

66	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

April 30, 2008

	iShares KLD	iShares Cohen & Steers
	400 Social Index Fund	Realty Majors Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$61,172,784	$2,803,150,147
Affiliated issuers (Note 2)	44,448	620,641,075

Total cost of investments	$61,217,232	$3,423,791,222

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$58,349,822	$2,538,737,374
Affiliated issuers (Note 2)	44,448	620,641,075

Total value of investments	58,394,270	3,159,378,449
Receivables:
Investment securities sold	–	2,038,159
Dividends and interest	80,146	223,870
Capital shares sold	–	233,146

Total Assets	58,474,416	3,161,873,624

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	–	618,099,644
Capital shares redeemed	–	57,109
Investment advisory fees (Note 2)	23,732	707,770

Total Liabilities	23,732	618,864,523

NET ASSETS	$58,450,684	$2,543,009,101

Net assets consist of:
Paid-in capital	$61,671,774	$2,874,128,811
Undistributed (distributions in excess of) net investment income	82,011	(3,787,123)
Accumulated net realized loss	(480,139)	(62,919,814)
Net unrealized depreciation	(2,822,962)	(264,412,773)

NET ASSETS	$58,450,684	$2,543,009,101

Shares outstanding[b]	1,200,000	29,800,000

Net asset value per share	$48.71	$85.34

[a]	Securities on loan with market values of $– and $596,334,609, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	67

Statements of Operations

iSHARES® TRUST

Year ended April 30, 2008

	iShares Dow Jones U.S.
	Basic Materials Sector Index Fund	Consumer Goods Sector Index Fund	Consumer Services Sector Index Fund	Financial Sector Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$13,501,385	$7,770,000	$2,712,983	$14,979,318
Interest from affiliated issuers (Note 2)	40,652	21,313	17,642	34,306
Securities lending income from unaffiliated issuers	6,528	1,266	672	586
Securities lending income from affiliated issuers (Note 2)	141,231	73,059	64,068	81,095

Total investment income	13,689,796	7,865,638	2,795,365	15,095,305

EXPENSES
Investment advisory fees (Note 2)	3,306,300	1,678,346	1,159,333	2,385,114

Total expenses	3,306,300	1,678,346	1,159,333	2,385,114

Net investment income	10,383,496	6,187,292	1,636,032	12,710,191

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(4,935,987)	(2,904,106)	(3,368,202)	(13,006,020)
In-kind redemptions	90,545,117	28,908,431	15,476,092	48,620,211
Short positions (Note 1)	–	–	(12)	–

Net realized gain	85,609,130	26,004,325	12,107,878	35,614,191

Net change in unrealized appreciation (depreciation)	35,253,557	(39,652,992)	(49,600,179)	(168,467,865)

Net realized and unrealized gain (loss)	120,862,687	(13,648,667)	(37,492,301)	(132,853,674)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$131,246,183	$(7,461,375)	$(35,856,269)	$(120,143,483)

[a]	Net of foreign withholding tax of $–, $–, $– and $6,559, respectively.

See notes to financial statements.

68	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended April 30, 2008

	iShares Dow Jones U.S.			iShares KLD
	Industrial Sector Index Fund	Financial Services Index Fund	Real Estate Index Fund	Select SocialSM Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$6,079,310	$8,520,663	$52,920,804	$2,143,189
Interest from affiliated issuers (Note 2)	26,051	17,347	145,942	6,369
Securities lending income from unaffiliated issuers	154	381	49,910	257
Securities lending income from affiliated issuers (Note 2)	31,952	31,972	1,338,983	11,422

Total investment income	6,137,467	8,570,363	54,455,639	2,161,237

EXPENSES
Investment advisory fees (Note 2)	1,701,690	1,215,725	8,043,386	564,514

Total expenses	1,701,690	1,215,725	8,043,386	564,514

Net investment income	4,435,777	7,354,638	46,412,253	1,596,723

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	643,004	(11,458,282)	(52,226,270)	(2,960,801)
In-kind redemptions	38,836,083	11,260,277	(87,712,520)	3,664,850
Short positions (Note 1)	436	–	–	(1)

Net realized gain (loss)	39,479,523	(198,005)	(139,938,790)	704,048

Net change in unrealized appreciation (depreciation)	(40,619,596)	(78,347,083)	(196,120,115)	(9,077,959)

Net realized and unrealized loss	(1,140,073)	(78,545,088)	(336,058,905)	(8,373,911)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,295,704	$(71,190,450)	$(289,646,652)	$(6,777,188)

[a]	Net of foreign withholding tax of $–, $2,999, $96,249 and $–, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	69

Statements of Operations (Continued)

iSHARES® TRUST

Year ended April 30, 2008

	iShares KLD	iShares Cohen & Steers
	400 Social Index Fund	Realty Majors Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$733,263	$62,676,571
Interest from affiliated issuers (Note 2)	1,908	156,423
Securities lending income from affiliated issuers (Note 2)	–	453,189

Total investment income	735,171	63,286,183

EXPENSES
Investment advisory fees (Note 2)	193,818	7,945,270

Total expenses	193,818	7,945,270

Net investment income	541,353	55,340,913

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(440,308)	(67,711,903)
In-kind redemptions	691,705	187,324,202

Net realized gain	251,397	119,612,299

Net change in unrealized appreciation (depreciation)	(3,885,594)	(567,325,137)

Net realized and unrealized loss	(3,634,197)	(447,712,838)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,092,844)	$(392,371,925)

[a]	Net of foreign withholding tax of $110 and $–, respectively.

See notes to financial statements.

70	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Dow Jones U.S. Basic Materials Sector Index Fund		iShares Dow Jones U.S. Consumer Goods Sector Index Fund
	Year ended April 30, 2008	Year ended April 30, 2007	Year ended April 30, 2008	Year ended April 30, 2007

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$10,383,496	$9,934,468	$6,187,292	$7,264,989
Net realized gain	85,609,130	72,106,825	26,004,325	8,584,086
Net change in unrealized appreciation (depreciation)	35,253,557	(13,097,523)	(39,652,992)	39,669,667

Net increase (decrease) in net assets resulting from operations	131,246,183	68,943,770	(7,461,375)	55,518,742

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(9,778,850)	(9,664,197)	(6,960,687)	(6,768,800)

Total distributions to shareholders	(9,778,850)	(9,664,197)	(6,960,687)	(6,768,800)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	529,588,400	450,287,393	151,343,250	52,424,932
Cost of shares redeemed	(433,216,357)	(378,967,567)	(154,304,894)	(81,953,945)

Net increase (decrease) in net assets from capital share transactions	96,372,043	71,319,826	(2,961,644)	(29,529,013)

INCREASE (DECREASE) IN NET ASSETS	217,839,376	130,599,399	(17,383,706)	19,220,929

NET ASSETS
Beginning of year	633,414,322	502,814,923	364,206,494	344,985,565

End of year	$851,253,698	$633,414,322	$346,822,788	$364,206,494

Undistributed net investment income included in net assets at end of year	$1,324,159	$719,513	$69,264	$842,659

SHARES ISSUED AND REDEEMED
Shares sold	7,250,000	7,400,000	2,450,000	900,000
Shares redeemed	(6,150,000)	(6,400,000)	(2,500,000)	(1,450,000)

Net increase (decrease) in shares outstanding	1,100,000	1,000,000	(50,000)	(550,000)

See notes to financial statements.

FINANCIAL STATEMENTS	71

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Consumer Services Sector Index Fund		iShares Dow Jones U.S. Financial Sector Index Fund
	Year ended April 30, 2008	Year ended April 30, 2007	Year ended April 30, 2008	Year ended April 30, 2007

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,636,032	$1,498,801	$12,710,191	$9,481,712
Net realized gain	12,107,878	21,705,628	35,614,191	31,237,766
Net change in unrealized appreciation (depreciation)	(49,600,179)	9,295,789	(168,467,865)	9,664,516

Net increase (decrease) in net assets resulting from operations	(35,856,269)	32,500,218	(120,143,483)	50,383,994

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,300,946)	(1,516,608)	(11,388,890)	(9,984,324)
Return of capital	–	–	–	(264,525)

Total distributions to shareholders	(2,300,946)	(1,516,608)	(11,388,890)	(10,248,849)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	313,101,974	269,029,221	1,447,823,835	218,931,438
Cost of shares redeemed	(397,700,190)	(228,742,700)	(1,122,179,275)	(176,865,885)

Net increase (decrease) in net assets from capital share transactions	(84,598,216)	40,286,521	325,644,560	42,065,553

INCREASE (DECREASE) IN NET ASSETS	(122,755,431)	71,270,131	194,112,187	82,200,698

NET ASSETS
Beginning of year	326,934,625	255,664,494	478,437,508	396,236,810

End of year	$204,179,194	$326,934,625	$672,549,695	$478,437,508

Undistributed net investment income included in net assets at end of year	$38,066	$253,895	$1,352,787	$104,326

SHARES ISSUED AND REDEEMED
Shares sold	4,800,000	4,100,000	15,250,000	1,950,000
Shares redeemed	(6,100,000)	(3,550,000)	(11,550,000)	(1,550,000)

Net increase (decrease) in shares outstanding	(1,300,000)	550,000	3,700,000	400,000

See notes to financial statements.

72	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Industrial Sector Index Fund		iShares Dow Jones U.S. Financial Services Index Fund
	Year ended April 30, 2008	Year ended April 30, 2007	Year ended April 30, 2008	Year ended April 30, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,435,777	$3,625,339	$7,354,638	$7,112,183
Net realized gain (loss)	39,479,523	21,765,397	(198,005)	47,541,946
Net change in unrealized appreciation (depreciation)	(40,619,596)	1,113,054	(78,347,083)	(9,657,306)

Net increase (decrease) in net assets resulting from operations	3,295,704	26,503,790	(71,190,450)	44,996,823

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,409,744)	(3,563,119)	(7,052,323)	(7,202,654)

Total distributions to shareholders	(4,409,744)	(3,563,119)	(7,052,323)	(7,202,654)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	259,397,785	104,000,356	422,478,573	489,286,235
Cost of shares redeemed	(147,007,377)	(104,907,982)	(295,539,367)	(453,181,023)

Net increase (decrease) in net assets from capital share transactions	112,390,408	(907,626)	126,939,206	36,105,212

INCREASE IN NET ASSETS	111,276,368	22,033,045	48,696,433	73,899,381

NET ASSETS
Beginning of year	308,109,226	286,076,181	285,332,695	211,433,314

End of year	$419,385,594	$308,109,226	$334,029,128	$285,332,695

Undistributed net investment income included in net assets at end of year	$81,530	$55,497	$719,694	$417,379

SHARES ISSUED AND REDEEMED
Shares sold	3,600,000	1,600,000	4,050,000	3,900,000
Shares redeemed	(2,050,000)	(1,650,000)	(2,600,000)	(3,450,000)

Net increase (decrease) in shares outstanding	1,550,000	(50,000)	1,450,000	450,000

See notes to financial statements.

FINANCIAL STATEMENTS	73

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Real Estate Index Fund		iShares KLD Select SocialSM Index Fund
	Year ended April 30, 2008	Year ended April 30, 2007	Year ended April 30, 2008	Year ended April 30, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$46,412,253	$37,770,589	$1,596,723	$1,155,928
Net realized gain (loss)	(139,938,790)	325,799,262	704,048	8,333,716
Net change in unrealized appreciation (depreciation)	(196,120,115)	(65,241,490)	(9,077,959)	(1,342,684)

Net increase (decrease) in net assets resulting from operations	(289,646,652)	298,328,361	(6,777,188)	8,146,960

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(45,642,704)	(31,554,695)	(1,571,682)	(1,213,127)
From net realized gain	–	(2,519,505)	–	–
Return of capital	(30,262,726)	(34,057,450)	–	–

Total distributions to shareholders	(75,905,430)	(68,131,650)	(1,571,682)	(1,213,127)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	17,825,080,846	13,864,899,170	52,383,491	42,895,636
Cost of shares redeemed	(17,214,954,314)	(13,515,818,274)	(15,429,318)	(87,848,357)

Net increase (decrease) in net assets from capital share transactions	610,126,532	349,080,896	36,954,173	(44,952,721)

INCREASE (DECREASE) IN NET ASSETS	244,574,450	579,277,607	28,605,303	(38,018,888)

NET ASSETS
Beginning of year	1,815,535,337	1,236,257,730	91,955,658	129,974,546

End of year	$2,060,109,787	$1,815,535,337	$120,560,961	$91,955,658

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(1,729,481)	$(2,499,030)	$108,620	$84,102

SHARES ISSUED AND REDEEMED
Shares sold	248,150,000	169,200,000	850,000	750,000
Shares redeemed	(239,450,000)	(165,400,000)	(250,000)	(1,600,000)

Net increase (decrease) in shares outstanding	8,700,000	3,800,000	600,000	(850,000)

See notes to financial statements.

74	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares KLD 400 Social Index Fund		iShares Cohen & Steers Realty Majors Index Fund
	Year ended April 30, 2008	Period from November 14, 2006[a] to April 30, 2007	Year ended April 30, 2008	Year ended April 30, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$541,353	$181,763	$55,340,913	$53,112,063
Net realized gain (loss)	251,397	(37,753)	119,612,299	563,359,753
Net change in unrealized appreciation (depreciation)	(3,885,594)	1,062,632	(567,325,137)	(7,712,707)

Net increase (decrease) in net assets resulting from operations	(3,092,844)	1,206,642	(392,371,925)	608,759,109

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(501,038)	(140,067)	(55,453,617)	(46,019,999)
From net realized gain	–	–	(12,747,081)	–
Return of capital	–	–	(18,315,534)	(38,186,539)

Total distributions to shareholders	(501,038)	(140,067)	(86,516,232)	(84,206,538)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	43,698,571	30,387,090	1,344,650,988	2,123,952,039
Cost of shares redeemed	(8,111,970)	(4,995,700)	(1,293,290,436)	(1,711,874,268)

Net increase in net assets from capital share transactions	35,586,601	25,391,390	51,360,552	412,077,771

INCREASE (DECREASE) IN NET ASSETS	31,992,719	26,457,965	(427,527,605)	936,630,342

NET ASSETS
Beginning of period	26,457,965	–	2,970,536,706	2,033,906,364

End of period	$58,450,684	$26,457,965	$2,543,009,101	$2,970,536,706

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$82,011	$41,696	$(3,787,123)	$(3,297,091)

SHARES ISSUED AND REDEEMED
Shares sold	850,000	600,000	15,550,000	20,800,000
Shares redeemed	(150,000)	(100,000)	(14,550,000)	(16,650,000)

Net increase in shares outstanding	700,000	500,000	1,000,000	4,150,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	75

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Basic Materials Sector Index Fund
	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004

Net asset value, beginning of year	$66.33	$58.81	$47.18	$42.25	$34.41

Income from investment operations:
Net investment income	1.09 [a]	1.16 [a]	0.94	0.72	0.66
Net realized and unrealized gain[b]	13.57	7.53	11.63	4.94	7.86

Total from investment operations	14.66	8.69	12.57	5.66	8.52

Less distributions from:
Net investment income	(1.06)	(1.17)	(0.94)	(0.73)	(0.68)

Total distributions	(1.06)	(1.17)	(0.94)	(0.73)	(0.68)

Net asset value, end of year	$79.93	$66.33	$58.81	$47.18	$42.25

Total return	22.24%	15.10%	26.99%	13.41%	24.85%

Ratios/Supplemental data:
Net assets, end of year (000s)	$851,254	$633,414	$502,815	$412,854	$316,839
Ratio of expenses to average net assets	0.48%	0.48%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	1.49%	2.00%	1.83%	1.53%	1.70%
Portfolio turnover rate[c]	4%	13%	6%	6%	7%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

76	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Consumer Goods Sector Index Fund
	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004

Net asset value, beginning of year	$62.79	$54.33	$51.35	$52.17	$39.96

Income from investment operations:
Net investment income	1.09 [a]	1.23 [a]	0.91	0.76	0.65
Net realized and unrealized gain (loss)[b]	(2.36)	8.40	2.97	(0.82)	12.32

Total from investment operations	(1.27)	9.63	3.88	(0.06)	12.97

Less distributions from:
Net investment income	(1.20)	(1.17)	(0.90)	(0.76)	(0.76)

Total distributions	(1.20)	(1.17)	(0.90)	(0.76)	(0.76)

Net asset value, end of year	$60.32	$62.79	$54.33	$51.35	$52.17

Total return	(2.07)%	17.93%	7.59%	(0.09)%	32.73%

Ratios/Supplemental data:
Net assets, end of year (000s)	$346,823	$364,206	$344,986	$421,104	$289,569
Ratio of expenses to average net assets	0.48%	0.48%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	1.75%	2.13%	1.71%	1.54%	1.53%
Portfolio turnover rate[c]	5%	5%	6%	9%	5%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Consumer Services Sector Index Fund
	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004

Net asset value, beginning of year	$69.56	$61.61	$55.82	$55.54	$45.54

Income from investment operations:
Net investment income	0.44 [a]	0.35 [a]	0.16	0.15	0.10
Net realized and unrealized gain (loss)[b]	(9.29)	7.98	5.79	0.29	10.00

Total from investment operations	(8.85)	8.33	5.95	0.44	10.10

Less distributions from:
Net investment income	(0.66)	(0.38)	(0.16)	(0.15)	(0.10)
Return of capital	–	–	(0.00)[c]	(0.01)	(0.00)[c]

Total distributions	(0.66)	(0.38)	(0.16)	(0.16)	(0.10)

Net asset value, end of year	$60.05	$69.56	$61.61	$55.82	$55.54

Total return	(12.77)%	13.56%	10.66%	0.79%	22.21%

Ratios/Supplemental data:
Net assets, end of year (000s)	$204,179	$326,935	$255,664	$251,212	$219,387
Ratio of expenses to average net assets	0.48%	0.48%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	0.67%	0.54%	0.26%	0.25%	0.19%
Portfolio turnover rate[d]	6%	7%	6%	13%	6%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Rounds to less than $0.01.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

78	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Financial Sector Index Fund
	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004

Net asset value, beginning of year	$118.13	$108.56	$90.88	$87.48	$72.29

Income from investment operations:
Net investment income	2.52 [a]	2.23 [a]	2.17	1.95	1.65
Net realized and unrealized gain (loss)[b]	(31.52)	9.78	17.57	3.22	15.09

Total from investment operations	(29.00)	12.01	19.74	5.17	16.74

Less distributions from:
Net investment income	(2.35)	(2.38)	(2.06)	(1.77)	(1.55)
Return of capital	–	(0.06)	–	–	–

Total distributions	(2.35)	(2.44)	(2.06)	(1.77)	(1.55)

Net asset value, end of year	$86.78	$118.13	$108.56	$90.88	$87.48

Total return	(24.81)%	11.20%	21.96%	5.89%	23.29%

Ratios/Supplemental data:
Net assets, end of year (000s)	$672,550	$478,438	$396,237	$299,907	$258,081
Ratio of expenses to average net assets	0.48%	0.48%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	2.54%	1.98%	2.26%	2.23%	2.08%
Portfolio turnover rate[c]	6%	10%	6%	7%	7%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	79

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Industrial Sector Index Fund
	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004

Net asset value, beginning of year	$70.02	$64.29	$53.22	$48.43	$38.60

Income from investment operations:
Net investment income	0.89 [a]	0.77 [a]	0.62	0.49	0.39
Net realized and unrealized gain[b]	0.47	5.73	11.07	4.79	9.84

Total from investment operations	1.36	6.50	11.69	5.28	10.23

Less distributions from:
Net investment income	(0.90)	(0.77)	(0.62)	(0.49)	(0.40)
Return of capital	–	–	–	–	(0.00)[c]

Total distributions	(0.90)	(0.77)	(0.62)	(0.49)	(0.40)

Net asset value, end of year	$70.48	$70.02	$64.29	$53.22	$48.43

Total return	1.91%	10.24%	22.07%	10.90%	26.56%

Ratios/Supplemental data:
Net assets, end of year (000s)	$419,386	$308,109	$286,076	$236,838	$157,384
Ratio of expenses to average net assets	0.48%	0.48%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	1.24%	1.22%	1.06%	0.97%	0.94%
Portfolio turnover rate[d]	4%	4%	7%	5%	3%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Rounds to less than $0.01.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

80	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Financial Services Index Fund
	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004

Net asset value, beginning of year	$132.71	$124.37	$104.92	$100.61	$83.54

Income from investment operations:
Net investment income	3.14 [a]	2.74 [a]	2.57 [a]	2.22	2.12
Net realized and unrealized gain (loss)[b]	(40.34)	8.23	19.39	4.25	16.93

Total from investment operations	(37.20)	10.97	21.96	6.47	19.05

Less distributions from:
Net investment income	(2.72)	(2.63)	(2.51)	(2.16)	(1.98)

Total distributions	(2.72)	(2.63)	(2.51)	(2.16)	(1.98)

Net asset value, end of year	$92.79	$132.71	$124.37	$104.92	$100.61

Total return	(28.37)%	8.93%	21.21%	6.44%	22.91%

Ratios/Supplemental data:
Net assets, end of year (000s)	$334,029	$285,333	$211,433	$141,645	$110,671
Ratio of expenses to average net assets	0.48%	0.48%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	2.88%	2.15%	2.29%	2.20%	2.08%
Portfolio turnover rate[c]	9%	9%	9%	7%	7%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	81

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Real Estate Index Fund
	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004

Net asset value, beginning of year	$85.64	$71.05	$59.42	$46.57	$39.84

Income from investment operations:
Net investment income[a]	1.95	1.87	2.58	2.56	2.25
Net realized and unrealized gain (loss)[b]	(15.72)	15.84	11.66	12.85	7.16

Total from investment operations	(13.77)	17.71	14.24	15.41	9.41

Less distributions from:
Net investment income	(1.79)	(1.44)	(1.56)	(1.77)	(1.82)
Net realized gain	–	(0.12)	(0.44)	–	–
Return of capital	(1.18)	(1.56)	(0.61)	(0.79)	(0.86)

Total distributions	(2.97)	(3.12)	(2.61)	(2.56)	(2.68)

Net asset value, end of year	$68.90	$85.64	$71.05	$59.42	$46.57

Total return	(16.16)%	25.35%	24.42%	33.62%	23.66%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,060,110	$1,815,535	$1,236,258	$736,783	$419,089
Ratio of expenses to average net assets	0.48%	0.48%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	2.75%	2.33%	3.92%	4.56%	4.68%
Portfolio turnover rate[c]	7%	29%	19%	16%	20%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

82	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares KLD Select SocialSM Index Fund
	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Period from Jan. 24, 2005[a] to Apr. 30, 2005

Net asset value, beginning of period	$61.30	$55.31	$49.02	$49.69

Income from investment operations:
Net investment income	0.85 [b]	0.75 [b]	0.67	0.18
Net realized and unrealized gain (loss)[c]	(3.92)	6.12	6.26	(0.71)

Total from investment operations	(3.07)	6.87	6.93	(0.53)

Less distributions from:
Net investment income	(0.82)	(0.88)	(0.64)	(0.14)

Total distributions	(0.82)	(0.88)	(0.64)	(0.14)

Net asset value, end of period	$57.41	$61.30	$55.31	$49.02

Total return	(5.08)%	12.58%	14.20%	(1.07)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$120,561	$91,956	$129,975	$41,669
Ratio of expenses to average net assets[e]	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[e]	1.41%	1.34%	1.32%	1.16%
Portfolio turnover rate[f]	29%	46%	46%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	83

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares KLD 400 Social Index Fund
	Year ended Apr. 30, 2008	Period from Nov. 14, 2006[a] to Apr. 30, 2007

Net asset value, beginning of period	$52.92	$50.33

Income from investment operations:
Net investment income[b]	0.71	0.36
Net realized and unrealized gain (loss)[c]	(4.32)	2.51

Total from investment operations	(3.61)	2.87

Less distributions from:
Net investment income	(0.60)	(0.28)

Total distributions	(0.60)	(0.28)

Net asset value, end of period	$48.71	$52.92

Total return	(6.89)%	5.72%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$58,451	$26,458
Ratio of expenses to average net assets[e]	0.50%	0.50%
Ratio of net investment income to average net assets[e]	1.40%	1.51%
Portfolio turnover rate[f]	5%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

84	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Cohen & Steers Realty Majors Index Fund
	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004

Net asset value, beginning of year	$103.14	$82.51	$66.57	$50.31	$42.50

Income from investment operations:
Net investment income[a]	2.12	1.95	2.68	2.67	2.42
Net realized and unrealized gain (loss)[b]	(16.58)	21.76	16.13	16.45	8.14

Total from investment operations	(14.46)	23.71	18.81	19.12	10.56

Less distributions from:
Net investment income	(2.14)	(1.68)	(1.82)	(2.01)	(1.94)
Net realized gain	(0.49)	–	(0.00)[c]	–	–
Return of capital	(0.71)	(1.40)	(1.05)	(0.85)	(0.81)

Total distributions	(3.34)	(3.08)	(2.87)	(2.86)	(2.75)

Net asset value, end of year	$85.34	$103.14	$82.51	$66.57	$50.31

Total return	(13.97)%	29.16%	28.76%	38.61%	24.97%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,543,009	$2,970,537	$2,033,906	$1,298,080	$724,446
Ratio of expenses to average net assets	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets	2.44%	2.03%	3.55%	4.36%	4.67%
Portfolio turnover rate[d]	9%	14%	18%	28%	15%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Rounds to less than $0.01.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	85

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares Dow Jones U.S. Basic Materials Sector, iShares Dow Jones U.S. Consumer Goods Sector, iShares Dow Jones U.S. Consumer Services Sector, iShares Dow Jones U.S. Financial Sector, iShares Dow Jones U.S. Industrial Sector, iShares Dow Jones U.S. Financial Services, iShares Dow Jones U.S. Real Estate, iShares KLD Select SocialSM, iShares KLD 400 Social and iShares Cohen & Steers Realty Majors Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares KLD Select SocialSM and iShares KLD 400 Social Index Funds, which are classified as diversified funds. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which

86	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

As of April 30, 2008, the tax year-end of the Funds, the components of net distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
Dow Jones U.S. Basic Materials Sector	$1,282,907	$81,267,052	$(6,093,746)	$76,456,213
Dow Jones U.S. Consumer Goods Sector	33,811	(6,137,188)	(11,601,711)	(17,705,088)
Dow Jones U.S. Consumer Services Sector	–	(55,732,499)	(4,667,168)	(60,399,667)
Dow Jones U.S. Financial Sector	1,277,909	(130,460,789)	(9,042,918)	(138,225,798)
Dow Jones U.S. Industrial Sector	66,562	(1,039,733)	(5,438,180)	(6,411,351)
Dow Jones U.S. Financial Services	701,941	(74,667,595)	(7,391,399)	(81,357,053)
Dow Jones U.S. Real Estate	–	(299,296,307)	(18,117,735)	(317,414,042)
KLD Select SocialSM	100,029	(1,764,895)	(2,279,373)	(3,944,239)
KLD 400 Social	82,011	(3,086,427)	(216,674)	(3,221,090)
Cohen & Steers Realty Majors	–	(293,286,751)	(37,832,959)	(331,119,710)

For the years ended April 30, 2008 and April 30, 2007, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

NOTES TO FINANCIAL STATEMENTS	87

Notes to Financial Statements (Continued)

iSHARES® TRUST

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended April 30, 2008.

From November 1, 2007 to April 30, 2008, certain Funds incurred net realized capital losses. As permitted by tax regulations, these Funds have elected to defer those losses and treat them as arising in the year ending April 30, 2009, as follows:

iShares Index Fund	Deferred Net Realized Capital Losses
Dow Jones U.S. Basic Materials Sector	$1,015,069
Dow Jones U.S. Consumer Goods Sector	1,816,758
Dow Jones U.S. Consumer Services Sector	1,186,927
Dow Jones U.S. Financial Sector	5,799,805
Dow Jones U.S. Financial Services	5,886,769

iShares Index Fund	Deferred Net Realized Capital Losses
Dow Jones U.S. Real Estate	$12,185,460
KLD Select SocialSM	1,594,132
KLD 400 Social	140,054
Cohen & Steers Realty Majors	37,832,959

The Funds had tax basis net capital loss carryforwards as of April 30, 2008, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Total
Dow Jones U.S. Basic Materials Sector	$–	$164,820	$213,728	$–	$–	$2,166,892	$2,533,237	$5,078,677
Dow Jones U.S. Consumer Goods Sector	335,628	786,981	439,017	331,603	6,571,402	1,320,322	–	9,784,953
Dow Jones U.S. Consumer Services Sector	–	–	413,714	590,495	2,292,509	183,523	–	3,480,241
Dow Jones U.S. Financial Sector	–	–	775,502	–	–	38,903	2,428,708	3,243,113
Dow Jones U.S. Industrial Sector	96,542	1,969,600	–	3,141,753	–	230,285	–	5,438,180
Dow Jones U.S. Financial Services	–	–	458,579	–	–	–	1,046,051	1,504,630
Dow Jones U.S. Real Estate	–	–	–	–	–	–	5,932,275	5,932,275
KLD Select SocialSM	–	–	–	–	228,408	156,260	300,573	685,241
KLD 400 Social	–	–	–	–	–	–	76,620	76,620

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

88	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the year ended April 30, 2008, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended April 30, 2008 are disclosed in the Funds’ Statements of Operations.

As of April 30, 2008, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Dow Jones U.S. Basic Materials Sector	$773,696,329	$130,853,002	$(49,585,950)	$81,267,052
Dow Jones U.S. Consumer Goods Sector	364,086,641	24,436,615	(30,573,803)	(6,137,188)
Dow Jones U.S. Consumer Services Sector	266,751,890	963,386	(56,695,885)	(55,732,499)
Dow Jones U.S. Financial Sector	809,370,512	390,377	(130,851,166)	(130,460,789)
Dow Jones U.S. Industrial Sector	424,786,814	27,060,101	(28,099,834)	(1,039,733)
Dow Jones U.S. Financial Services	410,817,621	–	(74,667,595)	(74,667,595)
Dow Jones U.S. Real Estate	2,761,908,239	3,983,558	(303,279,865)	(299,296,307)
KLD Select SocialSM	122,933,997	8,755,886	(10,520,781)	(1,764,895)
KLD 400 Social	61,480,697	2,372,745	(5,459,172)	(3,086,427)
Cohen & Steers Realty Majors	3,452,665,200	–	(293,286,751)	(293,286,751)

The Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of April 30, 2008, inclusive of the prior three open tax return years, and has determined that the implementation of FIN 48 did not have a material impact on the Funds’ financial statements.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

SHORT POSITIONS

From time to time, in order to track the performance of their respective benchmark index, the Funds may sell non-index securities that they will receive through corporate actions occurring on the opening of market trading on the following business day. Such short positions are valued consistent with how securities are valued as described under “Security Valuation.” The obligation to deliver the securities is recorded as a liability on the Funds’ Statements of Assets and Liabilities and is equal to the current market value of the securities to be

NOTES TO FINANCIAL STATEMENTS	89

Notes to Financial Statements (Continued)

iSHARES® TRUST

delivered. Any market fluctuation between the value of the obligation to sell these securities and the current market value are reflected as unrealized appreciation (depreciation) in the Funds’ Statements of Operations. Upon receipt of the securities related to corporate actions, the Funds record a realized gain (loss). Details of the short positions resulting from the non-index securities sold by the Funds, if any, are included in their respective Schedules of Investments.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each of the iShares Dow Jones U.S. Basic Materials Sector, iShares Dow Jones U.S. Consumer Goods Sector, iShares Dow Jones U.S. Consumer Services Sector, iShares Dow Jones U.S. Financial Sector, iShares Dow Jones U.S. Industrial Sector, iShares Dow Jones U.S. Financial Services and iShares Dow Jones U.S. Real Estate Index Funds, BGFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of these Funds and certain other iShares Funds in the same advisory category, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion

Prior to August 1, 2007, BGFA was entitled to an annual investment advisory fee of 0.48% of the average daily net assets of each of the iShares Dow Jones U.S. Basic Materials Sector, iShares Dow Jones U.S. Consumer Goods Sector, iShares Dow Jones U.S. Consumer Services Sector, iShares Dow Jones U.S. Financial Sector, iShares Dow Jones U.S. Industrial Sector, iShares Dow Jones U.S. Financial Services and iShares Dow Jones U.S. Real Estate Index Funds.

For its investment advisory services to the iShares KLD Select SocialSM, iShares KLD 400 Social and iShares Cohen & Steers Realty Majors Index Funds, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of these Funds as follows:

iShares Index Fund	Investment Advisory Fee
KLD Select SocialSM	0.50%
KLD 400 Social	0.50
Cohen & Steers Realty Majors	0.35

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

90	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Funds. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended April 30, 2008, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
Dow Jones U.S. Basic Materials Sector	$147,759
Dow Jones U.S. Consumer Goods Sector	74,325
Dow Jones U.S. Consumer Services Sector	64,740
Dow Jones U.S. Financial Sector	81,681
Dow Jones U.S. Industrial Sector	32,106

iShares Index Fund	Securities Lending Agent Fees
Dow Jones U.S. Financial Services	$32,353
Dow Jones U.S. Real Estate	1,388,893
KLD Select SocialSM	11,679
Cohen & Steers Realty Majors	453,189

Cross trades for the year ended April 30, 2008, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 5 for additional information regarding the Premier Fund.

Certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

NOTES TO FINANCIAL STATEMENTS	91

Notes to Financial Statements (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended April 30, 2008 were as follows:

iShares Index Fund	Purchases	Sales
Dow Jones U.S. Basic Materials Sector	$27,818,876	$27,088,234
Dow Jones U.S. Consumer Goods Sector	16,221,747	16,303,060
Dow Jones U.S. Consumer Services Sector	23,135,723	14,475,087
Dow Jones U.S. Financial Sector	37,802,215	31,326,900
Dow Jones U.S. Industrial Sector	25,506,019	16,027,583
Dow Jones U.S. Financial Services	24,845,965	22,469,408
Dow Jones U.S. Real Estate	255,350,628	132,955,165
KLD Select SocialSM	33,558,092	32,119,553
KLD 400 Social	2,548,152	2,111,400
Cohen & Steers Realty Majors	261,052,600	213,971,874

In-kind transactions (see Note 4) for the year ended April 30, 2008 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Dow Jones U.S. Basic Materials Sector	$528,330,105	$430,913,292
Dow Jones U.S. Consumer Goods Sector	151,058,943	154,039,144
Dow Jones U.S. Consumer Services Sector	311,290,767	394,234,678
Dow Jones U.S. Financial Sector	1,443,671,909	1,115,415,776
Dow Jones U.S. Industrial Sector	258,633,754	146,524,080
Dow Jones U.S. Financial Services	421,214,175	293,888,043
Dow Jones U.S. Real Estate	17,722,200,748	17,149,581,116
KLD Select SocialSM	52,266,218	15,275,479
KLD 400 Social	43,593,839	8,072,697
Cohen & Steers Realty Majors	1,297,552,044	1,287,367,602

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

92	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

During the year ended April 30, 2008, certain Funds received cash as collateral for securities loaned. The cash collateral received was invested in a joint account and/or in the Premier Fund. Pursuant to an exemptive order issued by the SEC, a portion of the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements are fully collateralized by U.S. government securities or non-U.S. government debt securities. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

The market value of the securities on loan as of April 30, 2008 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “FairValue Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not believe that the adoption of this standard will have a material impact on the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	93

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares Dow Jones U.S. Basic Materials Sector Index Fund, iShares Dow Jones U.S. Consumer Goods Sector Index Fund, iShares Dow Jones U.S. Consumer Services Sector Index Fund, iShares Dow Jones U.S. Financial Sector Index Fund, iShares Dow Jones U.S. Industrial Sector Index Fund, iShares Dow Jones U.S. Financial Services Index Fund, iShares Dow Jones U.S. Real Estate Index Fund, iShares KLD Select SocialSM Index Fund, iShares KLD 400 Social Index Fund and iShares Cohen & Steers Realty Majors Index Fund (the “Funds”), at April 30, 2008, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

June 20, 2008

94	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, the following percentages of the income dividends paid by certain Funds during the fiscal year ended April 30, 2008 qualified for the dividends-received deduction:

iShares Index Fund	Dividends- Received Deduction

Dow Jones U.S. Basic Materials Sector	100.00%

Dow Jones U.S. Consumer Goods Sector	100.00

Dow Jones U.S. Consumer Services Sector	100.00

Dow Jones U.S. Financial Sector	100.00

iShares Index Fund	Dividends- Received Deduction

Dow Jones U.S. Industrial Sector	100.00%

Dow Jones U.S. Financial Services	100.00

KLD Select SocialSM	100.00

KLD 400 Social	100.00

Under Section 852(b)(3)(C) of the Internal Revenue Code (the “Code”), the iShares Cohen & Steers Realty Majors Index Fund designates $12,747,081 as a long-term capital gain dividend for the fiscal year ended April 30, 2008.

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended April 30, 2008:

iShares Index Fund	Qualified Dividend Income

Dow Jones U.S. Basic Materials Sector	$9,778,850

Dow Jones U.S. Consumer Goods Sector	6,960,687

Dow Jones U.S. Consumer Services Sector	2,300,946

Dow Jones U.S. Financial Sector	11,388,890

Dow Jones U.S. Industrial Sector	4,409,744

iShares Index Fund	Qualified Dividend Income

Dow Jones U.S. Financial Services	$7,052,323

Dow Jones U.S. Real Estate	699,499

KLD Select SocialSM	1,571,682

KLD 400 Social	501,038

Cohen & Steers Realty Majors	1,716,821

In January 2009, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2008. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	95

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Dow Jones U.S. Basic Materials Sector Index Fund

Period Covered: January 1, 2003 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	1	0.08%
Greater than 1.0% and Less than 1.5%	4	0.30
Greater than 0.5% and Less than 1.0%	5	0.38
Between 0.5% and –0.5%	1,300	98.62
Less than –0.5% and Greater than –1.0%	3	0.23
Less than –1.0% and Greater than –1.5%	2	0.15
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5% and Greater than –3.0%	1	0.08

	1,318	100.00%

96	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Dow Jones U.S. Consumer Goods Sector Index Fund

Period Covered: January 1, 2003 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.08%
Greater than 1.5% and Less than 2.0%	1	0.08
Greater than 1.0% and Less than 1.5%	2	0.15
Greater than 0.5% and Less than 1.0%	5	0.38
Between 0.5% and –0.5%	1,296	98.33
Less than –0.5% and Greater than –1.0%	4	0.30
Less than –1.0% and Greater than –1.5%	4	0.30
Less than –1.5% and Greater than –2.0%	4	0.30
Less than –2.0%	1	0.08

	1,318	100.00%

iShares Dow Jones U.S. Consumer Services Sector Index Fund

Period Covered: January 1, 2003 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	6	0.46%
Between 0.5% and –0.5%	1,304	98.93
Less than –0.5% and Greater than –1.0%	5	0.38
Less than –1.0% and Greater than –1.5%	3	0.23

	1,318	100.00%

iShares Dow Jones U.S. Financial Sector Index Fund

Period Covered: January 1, 2003 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	1	0.08%
Greater than 2.0% and Less than 2.5%	1	0.08
Greater than 1.5% and Less than 2.0%	1	0.08
Greater than 1.0% and Less than 1.5%	4	0.30
Greater than 0.5% and Less than 1.0%	5	0.38
Between 0.5% and –0.5%	1,296	98.31
Less than –0.5% and Greater than –1.0%	6	0.46
Less than –1.0% and Greater than –1.5%	1	0.08
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0%	2	0.15

	1,318	100.00%

SUPPLEMENTAL INFORMATION	97

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Dow Jones U.S. Industrial Sector Index Fund

Period Covered: January 1, 2003 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	4	0.30%
Greater than 0.5% and Less than 1.0%	8	0.61
Between 0.5% and –0.5%	1,300	98.63
Less than –0.5% and Greater than –1.0%	2	0.15
Less than –1.0% and Greater than –1.5%	3	0.23
Less than –1.5%	1	0.08

	1,318	100.00%

iShares Dow Jones U.S. Financial Services Index Fund

Period Covered: January 1, 2003 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	2	0.15%
Greater than 2.0% and Less than 2.5%	1	0.08
Greater than 1.5% and Less than 2.0%	1	0.08
Greater than 1.0% and Less than 1.5%	3	0.23
Greater than 0.5% and Less than 1.0%	7	0.53
Between 0.5% and –0.5%	1,290	97.86
Less than –0.5% and Greater than –1.0%	7	0.53
Less than –1.0% and Greater than –1.5%	2	0.15
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5% and Greater than –3.0%	2	0.15
Less than –3.0%	1	0.08

	1,318	100.00%

iShares Dow Jones U.S. Real Estate Index Fund

Period Covered: January 1, 2003 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	2	0.15%
Greater than 1.0% and Less than 1.5%	4	0.30
Greater than 0.5% and Less than 1.0%	3	0.23
Between 0.5% and –0.5%	1,295	98.26
Less than –0.5% and Greater than –1.0%	8	0.61
Less than –1.0% and Greater than –1.5%	4	0.30
Less than –1.5%	2	0.15

	1,318	100.00%

98	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares KLD Select SocialSM Index Fund

Period Covered: April 1, 2005 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	2	0.27%
Greater than 0.5% and Less than 1.0%	5	0.66
Between 0.5% and –0.5%	739	98.00
Less than –0.5% and Greater than –1.0%	3	0.40
Less than –1.0% and Greater than –1.5%	3	0.40
Less than –1.5%	2	0.27

	754	100.00%

iShares KLD 400 Social Index Fund

Period Covered: January 1, 2007 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	1	0.32%
Greater than 1.0% and Less than 1.5%	2	0.64
Greater than 0.5% and Less than 1.0%	5	1.60
Between 0.5% and –0.5%	298	95.52
Less than –0.5% and Greater than –1.0%	3	0.96
Less than –1.0% and Greater than –1.5%	2	0.64
Less than –1.5% and Greater than –2.0%	1	0.32

	312	100.00%

iShares Cohen & Steers Realty Majors Index Fund

Period Covered: January 1, 2003 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	6	0.46%
Greater than 1.0% and Less than 1.5%	3	0.23
Greater than 0.5% and Less than 1.0%	1	0.08
Between 0.5% and –0.5%	1,297	98.40
Less than –0.5% and Greater than –1.0%	5	0.38
Less than –1.0% and Greater than –1.5%	4	0.30
Less than –1.5%	2	0.15

	1,318	100.00%

SUPPLEMENTAL INFORMATION	99

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds (“BGIF”) and Master Investment Portfolio (“MIP”) are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 156 portfolios within the fund complex. In addition, Lee T. Kranefuss serves as a Trustee for BGIF and MIP and oversees an additional 24 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee and Officer is c/o Barclays Global Investors, N.A., 400 Howard Street, San Francisco, California 94105. The Board has designated George G.C. Parker as its Lead Independent Trustee. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss, 1961	Trustee and Chairman (since 2003).	Global Chief Executive Officer, iShares/Intermediary Groups of BGI (since 2008); Chief Executive Officer, iShares Intermediary Index and Market Group of BGI (2005-2008); Chief Executive Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2005); Director of BGFA (since 2005); Director, President and Chief Executive Officer of Barclays Global Investors International, Inc. (since 2005); Director and Chairman of Barclays Global Investors Services (since 2005).	Director of iShares, Inc. (since 2003); Trustee of BGlF and MIP (since 2001).

*John E. Martinez, 1962	Trustee (since 2003).	Co-Chief Executive Officer of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003); Director, Barclays Global Investors UK Holdings, Inc. (2000-2003).	Director of iShares, Inc. (since 2003); Director of Real Estate Equity Exchange (since 2005); Chairman, Independent Review Committee, Canadian iShares Funds (since 2007).

*	Lee T. Kranefuss and John E. Martinez are deemed to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment adviser; BGI, the parent company of BGFA; and Barclays Global Investors Services, an affiliate of BGFA and BGI.

100	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
George G.C. Parker, 1939	Trustee (since 2000); Lead Independent Trustee (since 2006).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (since 1994).	Director of iShares, Inc. (since 2002); Director of Continental Airlines, Inc. (since 1996); Director of Community First Financial Group (since 1995); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of NET GEAR, Inc. (since 2007).

Cecilia H. Herbert, 1949	Trustee (since 2005).

Chair of Investment Committee Archdiocese of San Francisco

(1994-2005); Director (since 1998) and President (since 2007) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee of the Montgomery Funds (1992-2003); Trustee (since 2005) and Chair of the Finance and Investment Committees (since 2006) of the Thacher School.

Director of iShares, Inc. (since 2005).

Charles A. Hurty, 1943	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).

Director of iShares, Inc. (since 2005); Director of GMAM Absolute Return Strategy Fund (1 portfolio)

(since 2002); Director of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002); Director of CSFB Alternative Investments Fund (6 portfolios) (since 2005).

John E. Kerrigan, 1955	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002); Managing Director, Merrill Lynch (1994-2002).	Director of iShares, Inc. (since 2005); Member of Advisory Council for Common fund Distressed Debt Partners II (since 2004).

TRUSTEE AND OFFICER INFORMATION	101

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Robert H. Silver, 1955	Trustee (since 2007).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); President and Chief Operating Officer (2003-2005) and Director (1999-2005) of UBS Financial Services, Inc.; President and Chief Executive Officer of UBS Services USA, LLC (1999-2005); Managing Director, UBS America, Inc. (2000-2005); Director and Vice Chairman of the YMCA of Greater NYC (since 2001); Broadway Producer (since 2006).	Director of iShares, Inc. (since 2007); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (since 2006).

Officers
Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Michael A. Latham, 1965	President (since 2007).

Head of Americas iShares (since 2007); Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI

(2003-2007); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (since 2005).

None.

Geoffrey D. Flynn, 1956	Treasurer and Chief Financial Officer (since 2007).

Chief Operating Officer, U.S. iShares, BGI (since 2008); Director, Mutual Fund Operations, BGI (2007-2008); President, Van Kampen Investors Services

(2003-2007); Managing Director, Morgan Stanley (2002-2007); President, Morgan Stanley Trust, FSB (2002-2007).

None.

102	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers (Continued)

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Eilleen M. Clavere, 1952	Secretary (since 2007).

Head of Legal Administration of Intermediary Investors Business of BGI (since 2006); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc.

(2005-2006); Counsel of Kirkpatrick & Lockhart LLP (2001-2005).

None.

Ira P. Shapiro, 1963	Vice President and Chief Legal Officer (since 2007).	Associate General Counsel, BGI (since 2004); First Vice President of Merrill Lynch Investment Managers (1993-2004).	None.

Amy Schioldager, 1962	Executive Vice President (since 2007).	Head of U.S. Indexing, BGI (since 2006); Head of Domestic Equity Portfolio Management, BGI (2001-2006).	None.

H. Michael Williams, 1960	Executive Vice President (since 2007).	Vice Chairman – Capital Markets, BGI (since 2008); Head of Global Index and Markets Group of BGI (2006-2008); Global Head of Securities Lending, BGI (2002-2006).	Trustee of BGIF and MIP (since 2007); Trustee, University of California, Berkeley Foundation; Executive Board, College of Letters and Science, University of California, Berkeley.

Patrick O’Connor, 1967	Vice President (since 2007).	Head of iShares Portfolio Management, BGI (since 2006); Senior Portfolio Manager, BGI (1999-2006).	None.

Lee Sterne, 1965	Vice President (since 2007).	Head of U.S. Fixed Income Index and iShares, BGI (since 2007); Senior Portfolio Manager, BGI (2004-2007); Portfolio Manager, BGI (2001-2004).	None.

Matt Tucker, 1972	Vice President (since 2007).	Head of U.S. Fixed Income Investment Solutions, BGI (since 2005); Fixed Income Investment Strategist, BGI (2003-2005); Fixed Income Portfolio Manager, BGI (1997-2003).	None.

TRUSTEE AND OFFICER INFORMATION	103

Notes:

104	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P North American Natural Resources

    Sector (IGE)

iShares S&P North American Technology-

    Multimedia Networking (IGN)

iShares S&P North American Technology-

    Semiconductors (IGW)

iShares S&P North American Technology-

    Software (IGV)

iShares S&P North American Technology

    Sector (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials

    Sector (IYM)

iShares Dow Jones U.S. Consumer Services

    Sector (IYC)

iShares Dow Jones U.S. Consumer Goods

    Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications

    Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration &

    Production (IEO)

iShares Dow Jones U.S. Oil Equipment &

    Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office (FIO)

iShares FTSE NAREIT Mortgage REITs (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential (REZ)

iShares FTSE NAREIT Retail (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Consumer

    Discretionary Sector (RXI)

iShares S&P Global Consumer Staples

    Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Infrastructure (IGF)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications

    Sector (IXP)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country

Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI Chile (ECH)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Israel Capped Investable Market (EIS)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Japan Small Cap (SCJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI Thailand Investable Market (THD)

iShares MSCI Turkey Investable Market (TUR)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman Short Treasury (SHV)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 3-7 Year Treasury (IEI)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 10-20 Year Treasury (TLH)

iShares Lehman 20+ Year Treasury (TLT)

iShares Lehman TIPS (TIP)

iShares Lehman Credit (CFT)

iShares Lehman 1-3 Year Credit (CSJ)

iShares Lehman Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Lehman Government/Credit (GBF)

iShares Lehman Intermediate

    Government/Credit (GVI)

iShares Lehman MBS (MBB)

iShares S&P National Municipal (MUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares JPMorgan USD Emerging Markets (EMB)

iShares Specialty Index Funds

iShares KLD 400 Social (DSI)

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares FTSE Developed Small Cap

    ex-North America (IFSM)

iShares FTSE EPRA/NAREIT Global

    Real Estate ex-U.S. (IFGL)

iShares FTSE EPRA/NAREIT North

    America (IFNA)

iShares FTSEEPRA/NAREIT Europe (IFEU)

iShares FTSE EPRA/NAREIT Asia (IFAS)

iShares MSCI ACWI (ACWI)

iShares MSCI ACWI ex US (ACWX)

iShares MSCI BRIC (BKF)

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI EAFE Small Cap (SCZ)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Kokusai (TOK)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Asia 50 (AIA)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares S&P World ex-U.S. Property (WPS)

iSHARES FAMILY OF FUNDS	105

The iShares® Family of Funds (Continued)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., KLD Research & Analytics, Inc., MSCI Inc., Morningstar Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50 Index, FTSE NAREIT Residential Index, FTSE NAREIT Retail Index, FTSE NAREIT Mortgage REITs Index or FTSE NAREIT Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade-and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade-and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2008 Annual Report.

6712-iS-0408

106	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information:

www.iSHARES.com

1-800-iShares (1-800-474-2737)

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to the

iShares Funds. BGFA is a subsidiary of Barclays Global Investors, N.A., neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Dow Jones & Company, Inc., KLD Research & Analytics, Inc. or Cohen

& Steers Capital Management, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds.

Neither SEI nor BGI, nor any of their affiliates, is affiliated with the companies listed above.

©2008 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks,

servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the

Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission

(SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The

Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.

Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

iShares LETS BUILD A BETTER INVESTMENT WORLDTM BARCLAYS GLOBAL INVESTORS

Management’s Discussion of Fund Performance

iSHARES® DOW JONES U.S. INDEX FUND*

Performance as of April 30, 2008

Average Annual Total Returns

Year Ended 4/30/08			Five Years Ended 4/30/08			Inception to 4/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(4.70)%	(4.77)%	(4.44)%	11.35%	11.40%	11.59%	1.52%	1.52%	1.73%

Cumulative Total Returns

Year Ended 4/30/08			Five Years Ended 4/30/08			Inception to 4/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(4.70)%	(4.77)%	(4.44)%	71.18%	71.54%	73.04%	12.67%	12.61%	14.49%

Total returns for the period since inception are calculated from the inception date of the Fund (6/12/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/16/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® DOW JONES U.S. INDEX FUND*

PORTFOLIO ALLOCATION As of 4/30/08
Sector**	Percentage of Net Assets
Consumer Non-Cyclical	20.11%

Financial	16.49

Energy	13.62

Industrial	12.51

Technology	10.94

Communications	10.72

Consumer Cyclical	8.10

Utilities	3.81

Basic Materials	3.43

Diversified	0.09

Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 4/30/08
Security	Percentage of Net Assets
Exxon Mobil Corp.	3.51%

General Electric Co.	2.29

Microsoft Corp.	1.67

AT&T Inc.	1.64

Procter & Gamble Co. (The)	1.45

Chevron Corp.	1.40

Johnson & Johnson	1.33

Bank of America Corp.	1.18

International Business Machines Corp.	1.16

JPMorgan Chase & Co.	1.13

TOTAL	16.76%

The iShares Dow Jones U.S. Index Fund* (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Index* (the “Index”). The Index measures the performance of the U.S. equity broad market, and is comprised of all of the companies in the Dow Jones Large-Cap Index, Dow Jones Mid-Cap Index and Dow Jones Small-Cap Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended April 30, 2008 (the “reporting period”), the Fund declined 4.70%, while the Index declined 4.44%.

Domestic equity markets, as measured by the Index, declined for the 12-month period ending April 30, 2008, against a backdrop of increasing volatility. The volatility was fueled by problems in the subprime mortgage industry which led to a “credit crunch” and spread to broader areas of the economy as the reporting period progressed. Many banks and financial institutions announced large subprime-related losses, some financial institutions struggled under the weight of deteriorating credit conditions, and corporate earnings growth slowed. Energy and commodity prices climbed as the U.S. dollar declined, driving inflation worries despite evidence of slowing economic activity. Responding to signs of a slowing economy, the Federal Reserve (the “Fed”) took decisive action. The Fed lowered its federal funds target rate for the first time since June 2003, cutting rates seven times during the reporting period, bringing the rate down to 2.00% by the end of the period. Late in the first quarter of 2008, the Fed also made less routine moves, initiating several actions aimed at increasing liquidity levels in financial markets. In the final month of the reporting period, the outlook appeared to improve for both the economy and the equity markets: home prices showed signs of stabilizing, March retail sales were stronger than anticipated, and first-quarter GDP increased.

Within the Index, sector performance was mixed for the reporting period. The energy sector was by far the most significant positive contributor to Index performance, benefiting from higher energy prices during the reporting period. The materials sector also performed strongly. The financials sector detracted the most from Index performance as it struggled amidst the “credit crunch” that was initiated in the subprime mortgage market. The consumer discretionary and health care sectors also weighed strongly on Index performance.

2	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® DOW JONES U.S. INDEX FUND*

Among the Fund’s ten largest holdings as of April 30, 2008, performance was mixed for the reporting period. Diversified oil companies Chevron Corp. and Exxon Mobil Corp. logged the strongest gains, along with computer firm International Business Machines Corp. Financial company Bank of America Corp. was the most significant decliner for the reporting period, followed by General Electric Co.

*	As a result of a change in naming conventions by the index provider, effective November 15, 2007, the Dow Jones U.S. Total Market Index changed its name to the Dow Jones U.S. Index, and the iShares Dow Jones U.S. Total Market Index Fund changed its name to the iShares Dow Jones U.S. Index Fund.
**	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

Performance as of April 30, 2008

Average Annual Total Returns

Year Ended 4/30/08			Five Years Ended 4/30/08			Inception to 4/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
30.45%	30.31%	29.14%	31.01%	31.01%	30.77%	15.40%	15.39%	15.81%

Cumulative Total Returns

Year Ended 4/30/08			Five Years Ended 4/30/08			Inception to 4/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
30.45%	30.31%	29.14%	285.97%	285.99%	282.45%	209.47%	209.19%	218.38%

Total returns for the period since inception are calculated from the inception date of the Fund (6/12/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/16/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

4	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 4/30/08
Industry	Percentage of Net Assets
Oil & Gas	81.86%

Oil & Gas Services	17.54

Pipelines	0.44

Transportation	0.06

Electric	0.03

Short-Term and Other Net Assets	0.07

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 4/30/08
Security	Percentage of Net Assets
Exxon Mobil Corp.	23.02%

Chevron Corp.	14.80

Schlumberger Ltd.	6.81

Occidental Petroleum Corp.	5.00

ConocoPhillips	4.48

Devon Energy Corp.	3.49

Apache Corp.	3.16

EOG Resources Inc.	2.56

Transocean Inc.	2.45

Anadarko Petroleum Corp.	2.36

TOTAL	68.13%

The iShares Dow Jones U.S. Energy Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Oil & Gas Index (the “Index”). The Index measures the performance of the oil and gas sector of the U.S. equity market, and includes companies in the following industry groups: oil and gas producers and oil equipment, services and distribution. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended April 30, 2008 (the “reporting period”), the Fund returned 30.45%, while the Index returned 29.14%.

Domestic equity markets, as measured by the Dow Jones U.S. Index, declined for the 12-month period ending April 30, 2008, against a backdrop of increasing volatility. The volatility was fueled by problems in the subprime mortgage industry which led to a “credit crunch” and spread to broader areas of the economy as the reporting period progressed. Many banks and financial institutions announced large subprime-related losses, some financial institutions struggled under the weight of deteriorating credit conditions, and corporate earnings growth slowed. Energy and commodity prices climbed as the U.S. dollar declined, driving inflation worries despite evidence of slowing economic activity. Responding to signs of a slowing economy, the Federal Reserve (the “Fed”) took decisive action. The Fed lowered its federal funds target rate for the first time since June 2003, cutting rates seven times during the reporting period, bringing the rate down to 2.00% by the end of the period. Late in the first quarter of 2008, the Fed also made less routine moves, initiating several actions aimed at increasing liquidity levels in financial markets. In the final month of the reporting period, the outlook appeared to improve for both the economy and the equity markets: home prices showed signs of stabilizing, March retail sales were stronger than anticipated, and first-quarter GDP increased.

Energy stocks, as measured by the Index, generally enjoyed sound earnings against a backdrop of continued escalation in oil and gas prices throughout the reporting period. Towards the end of the reporting period, the price of oil climbed to more than $120 per barrel, and natural gas topped $11 per million BTU. The strongest beneficiaries of the increase in energy prices were the companies engaged in the exploration and production of oil and gas. Large diversified oil companies generally logged solid, but more moderate, gains.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

Among the Fund’s ten largest holdings as of April 30, 2008, performance was positive for the reporting period. Oil and gas exploration and development companies Apache Corp., EOG Resources Inc., Occidental Petroleum Corp., and Devon Energy Corp. were among the strongest performers. Transocean Inc., which provides offshore oil and gas contract drilling services, also posted a strong return. Diversified oil companies Chevron Corp., ConocoPhillips, and Exxon Mobil Corp. posted more moderate gains, although each achieved double-digit returns.

6	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

Performance as of April 30, 2008

Average Annual Total Returns

Year Ended 4/30/08			Five Years Ended 4/30/08			Inception to 4/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(9.63)%	(9.71)%	(9.20)%	5.53%	5.54%	6.10%	1.61%	1.60%	2.19%

Cumulative Total Returns

Year Ended 4/30/08			Five Years Ended 4/30/08			Inception to 4/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(9.63)%	(9.71)%	(9.20)%	30.91%	30.91%	34.46%	13.45%	13.34%	18.67%

Total returns for the period since inception are calculated from the inception date of the Fund (6/12/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/16/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 4/30/08
Industry	Percentage of Net Assets
Pharmaceuticals	42.04%

Health Care – Products	32.02

Biotechnology	11.58

Health Care – Services	10.58

Electronics	2.38

Insurance	0.76

Commercial Services	0.37

Distribution & Wholesale	0.12

Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 4/30/08
Security	Percentage of Net Assets
Johnson & Johnson	12.10%

Pfizer Inc.	8.74

Merck & Co. Inc.	5.27

Abbott Laboratories	5.17

Wyeth	3.78

Medtronic Inc.	3.53

Gilead Sciences Inc.	3.06

Eli Lilly and Co.	2.96

Amgen Inc.	2.90

Bristol-Myers Squibb Co.	2.75

TOTAL	50.26%

The iShares Dow Jones U.S. Healthcare Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Health Care Index (the “Index”). The Index measures the performance of the healthcare sector of the U.S. equity market, and includes companies in the following industry groups: health care equipment and services and pharmaceuticals and biotechnology. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended April 30, 2008 (the “reporting period”), the Fund declined 9.63%, while the Index declined 9.20%.

Domestic equity markets, as measured by the Dow Jones U.S. Index, declined for the 12-month period ending April 30, 2008, against a backdrop of increasing volatility. The volatility was fueled by problems in the subprime mortgage industry which led to a “credit crunch” and spread to broader areas of the economy as the reporting period progressed. Many banks and financial institutions announced large subprime-related losses, some financial institutions struggled under the weight of deteriorating credit conditions, and corporate earnings growth slowed. Energy and commodity prices climbed as the U.S. dollar declined, driving inflation worries despite evidence of slowing economic activity. Responding to signs of a slowing economy, the Federal Reserve (the “Fed”) took decisive action. The Fed lowered its federal funds target rate for the first time since June 2003, cutting rates seven times during the reporting period, bringing the rate down to 2.00% by the end of the period. Late in the first quarter of 2008, the Fed also made less routine moves, initiating several actions aimed at increasing liquidity levels in financial markets. In the final month of the reporting period, the outlook appeared to improve for both the economy and the equity markets: home prices showed signs of stabilizing, March retail sales were stronger than anticipated, and first-quarter GDP increased.

Among health care-related shares, performance for the reporting period was mixed. In general, health care providers and services and large pharmaceutical companies declined, due in part to election-year concerns surrounding health care and the possibility of an universal health care system. Makers of health care equipment and supplies, on the other hand, were generally stronger performers due to their defensive nature in weak economic environments. Biotechnology companies delivered mixed performance.

Among the Fund’s ten largest holdings as of April 30, 2008, performance was mostly negative for the reporting period. Biotechnology company Gilead Sciences Inc. delivered the healthiest results, followed by major drug manufacturer Johnson & Johnson. On the negative side, biotechnology company Amgen Inc. declined significantly, as did pharmaceutical companies Merck & Co. Inc., Bristol-Myers Squibb Co., Pfizer Inc., and Wyeth.

8	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

Performance as of April 30, 2008

Average Annual Total Returns

Year Ended 4/30/08			Five Years Ended 4/30/08			Inception to 4/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(0.23)%	(0.37)%	0.28%	10.25%	10.22%	10.86%	(8.48)%	(8.48)%	(7.95)%

	Cumulative Total Returns

Year Ended 4/30/08			Five Years Ended 4/30/08			Inception to 4/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(0.23)%	(0.37)%	0.28%	62.88%	62.66%	67.41%	(50.61)%	(50.62)%	(48.29)%

Total returns for the period since inception are calculated from the inception date of the Fund (5/15/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/19/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 4/30/08
Industry	Percentage of Net Assets
Computers	29.50%

Software	20.70

Telecommunications	18.47

Semiconductors	17.88

Internet	11.01

Office & Business Equipment	1.17

Energy – Alternate Sources	0.52

Distribution & Wholesale	0.29

Commercial Services	0.21

Machinery	0.06

Entertainment	0.04

Electronics	0.04

Retail	0.03

Engineering & Construction	0.03

Short-Term and Other Net Assets	0.05

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 4/30/08
Security	Percentage of Net Assets
Microsoft Corp.	11.68%

International Business Machines Corp.	8.17

Cisco Systems Inc.	7.51

Apple Inc.	7.48

Google Inc. Class A	6.63

Intel Corp.	6.31

Hewlett-Packard Co.	4.86

Oracle Corp.	4.01

QUALCOMM Inc.	3.47

Corning Inc.	2.04

TOTAL	62.16%

The iShares Dow Jones U.S. Technology Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Technology Index (the “Index”). The Index measures the performance of the technology sector of the U.S. equity market, and includes companies in the following industry groups: software and computer services and technology hardware and equipment. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended April 30, 2008 (the “reporting period”), the Fund declined 0.23%, while the Index returned 0.28%.

Domestic equity markets, as measured by the Dow Jones U.S. Index, declined for the 12-month period ending April 30, 2008, against a backdrop of increasing volatility. The volatility was fueled by problems in the subprime mortgage industry which led to a “credit crunch” and spread to broader areas of the economy as the reporting period progressed. Many banks and financial institutions announced large subprime-related losses, some financial institutions struggled under the weight of deteriorating credit conditions, and corporate earnings growth slowed. Energy and commodity prices climbed as the U.S. dollar declined, driving inflation worries despite evidence of slowing economic activity. Responding to signs of a slowing economy, the Federal Reserve (the “Fed”) took decisive action. The Fed lowered its federal funds target rate for the first time since June 2003, cutting rates seven times during the reporting period, bringing the rate down to 2.00% by the end of the period. Late in the first quarter of 2008, the Fed also made less routine moves, initiating several actions aimed at increasing liquidity levels in financial markets. In the final month of the reporting period, the outlook appeared to improve for both the economy and the equity markets: home prices showed signs of stabilizing, March retail sales were stronger than anticipated, and first-quarter GDP increased.

Performance within the technology sector was relatively flat for the reporting period. Many traditional computer companies, software companies, and chip makers suffered from tightened spending levels on computers and equipment by businesses as the economic environment softened. However, companies with distinct consumer brands tended to weather the weak economic environment better.

10	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

Among the Fund’s ten largest holdings as of April 30, 2008, performance was mostly positive for the reporting period. Apple Inc. posted the strongest gain among the ten largest holdings by far, followed by the Class A shares of internet information provider Google Inc. and computer firm International Business Machines Corp. Software maker Microsoft Corp. and networking company Cisco Systems Inc. were the notable decliners for the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

Performance as of April 30, 2008

Average Annual Total Returns

Year Ended 4/30/08			Five Years Ended 4/30/08			Inception to 4/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(18.57)%	(18.69)%	(19.97)%	9.23%	9.03%	9.02%	(7.71)%	(7.72)%	(5.91)%

Cumulative Total Returns

Year Ended 4/30/08			Five Years Ended 4/30/08			Inception to 4/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(18.57)%	(18.69)%	(19.97)%	55.49%	54.10%	54.02%	(47.11)%	(47.16)%	(38.38)%

Total returns for the period since inception are calculated from the inception date of the Fund (5/22/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Index performance reflects the Dow Jones U.S. Telecommunications Index through May 8, 2007 and the Dow Jones U.S. Select Telecommunications Index thereafter.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/26/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Index performance reflects the Dow Jones U.S. Telecommunications Index through May 8, 2007 and the Dow Jones U.S. Select Telecommunications Index thereafter.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

12	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 4/30/08
Industry	Percentage of Net Assets
Telecommunications	95.43%

Holding Companies – Diversified	4.54

Short-Term and Other Net Assets	0.03

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 4/30/08
Security	Percentage of Net Assets
AT&T Inc.	21.65%

Verizon Communications Inc.	14.62

Sprint Nextel Corp.	8.22

NII Holdings Inc. Class B	4.54

Leucadia National Corp.	4.54

Qwest Communications International Inc.	4.03

Embarq Corp.	3.51

Level 3 Communications Inc.	3.31

Windstream Corp.	3.18

MetroPCS Communications Inc.	2.73

TOTAL	70.33%

The iShares Dow Jones U.S. Telecommunications Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Telecommunications Index (the “Index”). The Index measures the performance of the telecommunications sector of the U.S. equity market, and includes companies in the following industry groups: fixed-line telecommunications and mobile telecommunications. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended April 30, 2008 (the “reporting period”), the Fund declined 18.57%, while the Index declined 19.97%.

Domestic equity markets, as measured by the Dow Jones U.S. Index, declined for the 12-month period ending April 30, 2008, against a backdrop of increasing volatility. The volatility was fueled by problems in the subprime mortgage industry which led to a “credit crunch” and spread to broader areas of the economy as the reporting period progressed. Many banks and financial institutions announced large subprime-related losses, some financial institutions struggled under the weight of deteriorating credit conditions, and corporate earnings growth slowed. Energy and commodity prices climbed as the U.S. dollar declined, driving inflation worries despite evidence of slowing economic activity. Responding to signs of a slowing economy, the Federal Reserve (the “Fed”) took decisive action. The Fed lowered its federal funds target rate for the first time since June 2003, cutting rates seven times during the reporting period, bringing the rate down to 2.00% by the end of the period. Late in the first quarter of 2008, the Fed also made less routine moves, initiating several actions aimed at increasing liquidity levels in financial markets. In the final month of the reporting period, the outlook appeared to improve for both the economy and the equity markets: home prices showed signs of stabilizing, March retail sales were stronger than anticipated, and first-quarter GDP increased.

The telecommunications sector was one of the weaker performing sectors within the Dow Jones U.S. Index for the reporting period. Diversified telecommunications companies delivered relatively stronger performance than wireless companies, which suffered from profit taking and investor nervousness late in the period.

Among the Fund’s ten largest holdings as of April 30, 2008, performance was mostly negative for the reporting period. Leucadia National Corp., which provides international prepaid phone cards, was by far the strongest performer among the ten largest holdings. Verizon Communications Inc. and diversified telecom services company AT&T Inc. also delivered positive results. Wireless carriers Sprint Nextel Corp., Qwest Communications International Inc., and the Class B shares of NII Holdings Inc. were among the largest decliners for the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

Performance as of April 30, 2008

Average Annual Total Returns

Year Ended 4/30/08			Five Years Ended 4/30/08			Inception to 4/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(1.09)%	(1.19)%	(0.68)%	18.05%	18.02%	18.70%	7.48%	7.47%	8.04%

Cumulative Total Returns

Year Ended 4/30/08			Five Years Ended 4/30/08			Inception to 4/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(1.09)%	(1.19)%	(0.68)%	129.23%	128.97%	135.65%	76.63%	76.48%	84.07%

Total returns for the period since inception are calculated from the inception date of the Fund (6/12/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

14	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 4/30/08
Industry	Percentage of Net Assets
Electric	81.54%

Pipelines	10.54

Gas	7.33

Water	0.41

Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 4/30/08
Security	Percentage of Net Assets
Exelon Corp.	9.46%

Southern Co. (The)	4.74

Dominion Resources Inc.	4.19

FPL Group Inc.	4.13

FirstEnergy Corp.	3.87

Duke Energy Corp.	3.85

Entergy Corp.	3.77

Public Service Enterprise Group Inc.	3.74

Williams Companies Inc. (The)	3.48

PPL Corp.	3.00

TOTAL	44.23%

The iShares Dow Jones U.S. Utilities Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Utilities Index (the “Index”). The Index measures the performance of the utilities sector of the U.S. equity market, and includes companies in the following industry groups: electricity and gas, water and multi-utilities. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended April 30, 2008 (the “reporting period”), the Fund declined 1.09%, while the Index declined 0.68%.

Domestic equity markets, as measured by the Dow Jones U.S. Index, declined for the 12-month period ending April 30, 2008, against a backdrop of increasing volatility. The volatility was fueled by problems in the subprime mortgage industry which led to a “credit crunch” and spread to broader areas of the economy as the reporting period progressed. Many banks and financial institutions announced large subprime-related losses, some financial institutions struggled under the weight of deteriorating credit conditions, and corporate earnings growth slowed. Energy and commodity prices climbed as the U.S. dollar declined, driving inflation worries despite evidence of slowing economic activity. Responding to signs of a slowing economy, the Federal Reserve (the “Fed”) took decisive action. The Fed lowered its federal funds target rate for the first time since June 2003, cutting rates seven times during the reporting period, bringing the rate down to 2.00% by the end of the period. Late in the first quarter of 2008, the Fed also made less routine moves, initiating several actions aimed at increasing liquidity levels in financial markets. In the final month of the reporting period, the outlook appeared to improve for both the economy and the equity markets: home prices showed signs of stabilizing, March retail sales were stronger than anticipated, and first-quarter GDP increased.

The utilities sector posted a slight loss for the reporting period, although relative returns tended to reflect the defensive nature of utilities stocks in an uncertain market environment. In the face of rising energy prices, companies that utilize other sources in the production of electricity, including nuclear power, experienced higher earnings levels, as did those companies that are producers and suppliers of natural gas.

Among the Fund’s ten largest holdings as of April 30, 2008, performance was mostly positive for the reporting period. Natural gas producer and distributor Williams Companies Inc. delivered the strongest returns among the ten largest holdings, followed by Exelon Corp., the nation’s largest nuclear power plant operator. FirstEnergy Corp. also produced strong returns. On the negative side, electric utilities Duke Energy Corp. and Dominion Resources Inc. were the lone decliners for the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® DOW JONES EPAC SELECT DIVIDEND INDEX FUND

Performance as of April 30, 2008

Cumulative Total Returns

Inception to 4/30/08

NAV	MARKET	INDEX
(9.00)%	(9.60)%	(8.56)%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 6/11/07.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/15/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

16	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® DOW JONES EPAC SELECT DIVIDEND INDEX FUND

PORTFOLIO ALLOCATION As of 4/30/08
Sector*	Percentage of Net Assets
Financial	51.83%

Industrial	10.18

Communications	9.33

Consumer Cyclical	7.26

Energy	6.79

Utilities	4.61

Basic Materials	4.19

Consumer Non-Cyclical	2.73

Diversified	1.43

Technology	0.07

Short-Term and Other Net Assets	1.58

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 4/30/08
Security	Percentage of Net Assets
Perpetual Ltd. (Australia)	3.81%

Provident Financial PLC (United Kingdom)	3.11

Pirelli & C. Real Estate SpA (Italy)	2.89

Eni SpA (Italy)	2.85

Wesfarmers Ltd. (Australia)	2.70

Kungsleden AB (Sweden)	2.51

Commonwealth Bank of Australia (Australia)	2.33

Alliance & Leicester PLC (United Kingdom)	2.32

CLP Holdings Ltd. (Hong Kong)	2.22

HSBC Holdings PLC (United Kingdom)	2.18

TOTAL	26.92%

The iShares Dow Jones EPAC Select Dividend Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones EPAC Select Dividend Index (the “Index”). The Index measures the performance of a selected group of equity securities issued by companies that have provided relatively high dividend yields on a consistent basis over time. The Index is comprised of 100 of the highest dividend-yielding securities (excluding real estate investment trusts) in the Dow Jones World Developed-Ex. U.S. Index, a broad-based index representative of the Europe, Pacific, Asia and Canada (“EPAC”) regions, which covers developed markets, excluding the United States. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from June 11, 2007 (inception date of the Fund) through April 30, 2008 (the “reporting period”), the Fund declined 9.00%, while the Index declined 8.56%.

Developed international equity markets declined modestly for the reporting period, although this performance masked a substantial increase in volatility. Problems associated with the U.S. subprime lending industry caused a pullback early in the period, but foreign stock markets recovered in the ensuing months due, in part, to rising commodity prices and infrastructure development in many emerging markets. However, a deepening “credit crunch” brought on by the subprime concerns threatened to slow economic activity and profit growth worldwide. As a result, overseas stock markets fell sharply from mid-November through mid-March, but staged a comeback in the final six weeks of the reporting period as credit and economic fears began to ease.

Among the EPAC regions, Canada was the only one to generate positive returns for the reporting period. The Canadian market rallied as strong global demand for commodities such as oil, natural gas, and metals led to a sharp rise in commodity prices. European markets performed generally in line with the broad international equity indexes, while Asia and Pacific shares were mixed – Hong Kong and Singapore enjoyed robust gains, while Japan and New Zealand lagged during the period.

Dividend-paying foreign stocks, as represented by the Index, underperformed the broad overseas equity indexes for the reporting period. Financial stocks, which comprised more than half of the Index as of April 30, 2008, struggled with the fallout from the subprime crisis and accompanying “credit crunch.” On the positive side, energy and materials stocks posted the best returns.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance (Continued)

iSHARES® DOW JONES EPAC SELECT DIVIDEND INDEX FUND

Seven of the Fund’s ten largest holdings as of April 30, 2008, declined for the reporting period. The weakest performers were Italian real estate company Pirelli & C. Real Estate SpA and British financial services firm Alliance & Leicester PLC, both of which had exposure to the deteriorating global mortgage market. The Fund’s largest holding, Australian financial services provider Perpetual Ltd., also suffered a double-digit decline for the reporting period. The three stocks among the Fund’s ten largest holdings to advance for the reporting period were led by Hong Kong-based electric utility CLP Holdings Ltd., which benefited from strong demand for power in China. The other two positive performers were Australian industrial conglomerate Wesfarmers Ltd. and Italian energy producer Eni SpA.

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

18	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

Performance as of April 30, 2008

Average Annual Total Returns						Cumulative Total Returns

Year Ended 4/30/08			Inception to 4/30/08			Inception to 4/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(16.05)%	(16.13)%	(15.75)%	7.15%	7.13%	7.67%	36.38%	36.30%	39.36%

Total returns for the period since inception are calculated from the inception date of the Fund (11/3/03). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/7/03), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

Management’s Discussion of Fund Performance (Continued)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

PORTFOLIO ALLOCATION As of 4/30/08
Sector	Percentage of Net Assets
Financial	48.11%

Utilities	16.89

Consumer Non-Cyclical	10.55

Basic Materials	7.35

Consumer Cyclical	5.75

Communications	4.07

Industrial	3.13

Energy	2.96

Technology	0.75

Short-Term and Other Net Assets	0.44

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 4/30/08
Security	Percentage of Net Assets
PNC Financial Services Group Inc. (The)	3.64%

FirstEnergy Corp.	3.18

Eastman Chemical Co.	2.47

DTE Energy Co.	2.38

Pinnacle West Capital Corp.	2.36

AT&T Inc.	2.33

KeyCorp	2.21

Comerica Inc.	2.19

Regions Financial Corp.	2.17

Bank of America Corp.	2.14

TOTAL	25.07%

The iShares Dow Jones Select Dividend Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Dividend Index (the “Index”). The Index measures the performance of a selected group of equity securities issued by companies that have provided relatively high dividend yields on a consistent basis over time. The Index is comprised of 100 of the highest dividend-yielding securities (excluding real estate investment trusts) in the Dow Jones U.S. Index, a broad-based index representative of the total market for U.S. equity securities. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended April 30, 2008 (the “reporting period”), the Fund declined 16.05%, while the Index declined 15.75%.

Domestic equity markets, as measured by the Dow Jones U.S. Index, declined for the 12-month period ending April 30, 2008, against a backdrop of increasing volatility. The volatility was fueled by problems in the subprime mortgage industry which led to a “credit crunch” and spread to broader areas of the economy as the reporting period progressed. Many banks and financial institutions announced large subprime-related losses, some financial institutions struggled under the weight of deteriorating credit conditions, and corporate earnings growth slowed. Energy and commodity prices climbed as the U.S. dollar declined, driving inflation worries despite evidence of slowing economic activity. Responding to signs of a slowing economy, the Federal Reserve (the “Fed”) took decisive action. The Fed lowered its federal funds target rate for the first time since June 2003, cutting rates seven times during the reporting period, bringing the rate down to 2.00% by the end of the period. Late in the first quarter of 2008, the Fed also made less routine moves, initiating several actions aimed at increasing liquidity levels in financial markets. In the final month of the reporting period, the outlook appeared to improve for both the economy and the equity markets: home prices showed signs of stabilizing, March retail sales were stronger than anticipated, and first-quarter GDP increased.

Among the Fund’s ten largest holdings as of April 30, 2008, performance was mixed for the reporting period. Electric utility company FirstEnergy Corp. and chemical firm Eastman Chemical Co. posted the most solid gains. On the negative side, financial companies struggled, as Comerica Inc., Regions Financial Corp. and KeyCorp led the decliners for the reporting period.

20	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

Performance as of April 30, 2008

Average Annual Total Returns						Cumulative Total Returns

Year Ended 4/30/08			Inception to 4/30/08			Inception to 4/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
3.49%	3.40%	3.92%	15.19%	15.19%	15.66%	90.84%	90.84%	94.39%

Total returns for the period since inception are calculated from the inception date of the Fund (10/6/03). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/10/03), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	21

Management’s Discussion of Fund Performance (Continued)

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

PORTFOLIO ALLOCATION As of 4/30/08
Industry	Percentage of Net Assets
Transportation	89.88%

Airlines	5.09

Trucking & Leasing	4.84

Short-Term and Other Net Assets	0.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 4/30/08
Security	Percentage of Net Assets
Union Pacific Corp.	13.68%

Burlington Northern Santa Fe Corp.	9.73

FedEx Corp.	8.52

Overseas Shipholding Group Inc.	6.83

United Parcel Service Inc. Class B	6.56

CSX Corp.	4.99

C.H. Robinson Worldwide Inc.	4.90

Ryder System Inc.	4.90

Norfolk Southern Corp.	4.86

GATX Corp.	4.84

TOTAL	69.81%

The iShares Dow Jones Transportation Average Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones Transportation Average Index (the “Index”). The Index measures the performance of the transportation sector of the U.S. equity market, and includes companies in the following primary groups: airlines, trucking, railroads, air freight, transportation services and industrial services. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended April 30, 2008 (the “reporting period”), the Fund returned 3.49%, while the Index returned 3.92%.

Domestic equity markets, as measured by the Dow Jones U.S. Index, declined for the 12-month period ending April 30, 2008, against a backdrop of increasing volatility. The volatility was fueled by problems in the subprime mortgage industry which led to a “credit crunch” and spread to broader areas of the economy as the reporting period progressed. Many banks and financial institutions announced large subprime-related losses, some financial institutions struggled under the weight of deteriorating credit conditions, and corporate earnings growth slowed. Energy and commodity prices climbed as the U.S. dollar declined, driving inflation worries despite evidence of slowing economic activity. Responding to signs of a slowing economy, the Federal Reserve (the “Fed”) took decisive action. The Fed lowered its federal funds target rate for the first time since June 2003, cutting rates seven times during the reporting period, bringing the rate down to 2.00% by the end of the period. Late in the first quarter of 2008, the Fed also made less routine moves, initiating several actions aimed at increasing liquidity levels in financial markets. In the final month of the reporting period, the outlook appeared to improve for both the economy and the equity markets: home prices showed signs of stabilizing, March retail sales were stronger than anticipated, and first-quarter GDP increased.

Transportation-related companies generally performed well for the reporting period in comparison to the broad market. However, a drop in demand and rising energy costs tightened earnings levels for some shippers and airfreight delivery companies, which helped keep sector returns in check.

Most of the Fund’s ten largest holdings as of April 30, 2008, delivered positive returns for the reporting period. Railroad companies CSX Corp. and Union Pacific Corp. were among the top performers, along with trucking company Ryder System Inc. Freight transportation services company C.H. Robinson Worldwide Inc. also delivered notable gains. FedEx Corp. and GATX Corp. were the lone decliners for the reporting period.

22	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (11/1/07)	Ending Account Value (4/30/08)	Annualized Expense Ratio	Expenses Paid During Period[a] (11/1/07 to 4/30/08)
Dow Jones U.S.
Actual	$1,000.00	$ 902.80	0.20%	$0.95
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01
Dow Jones U.S. Energy Sector
Actual	1,000.00	1,079.50	0.47	2.43
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.47	2.36
Dow Jones U.S. Healthcare Sector
Actual	1,000.00	887.80	0.47	2.21
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.47	2.36
Dow Jones U.S. Technology Sector
Actual	1,000.00	840.30	0.47	2.15
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.47	2.36

SHAREHOLDER EXPENSES	23

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (11/1/07)	Ending Account Value (4/30/08)	Annualized Expense Ratio	Expenses Paid During Period[a] (11/1/07 to 4/30/08)
Dow Jones U.S. Telecommunications Sector
Actual	$1,000.00	$ 792.50	0.47%	$2.09
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.47	2.36
Dow Jones U.S. Utilities Sector
Actual	1,000.00	956.30	0.47	2.29
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.47	2.36
Dow Jones EPAC Select Dividend
Actual	1,000.00	837.70	0.50	2.28
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.50	2.51
Dow Jones Select Dividend
Actual	1,000.00	872.40	0.40	1.86
Hypothetical (5% return before expenses)	1,000.00	1,022.90	0.40	2.01
Dow Jones Transportation Average
Actual	1,000.00	1,056.80	0.47	2.40
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.47	2.36

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days).

24	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® DOW JONES U.S. INDEX FUND

April 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.82%

ADVERTISING – 0.18%
Getty Images Inc.[a]	2,180	$71,177
Harte-Hanks Inc.	1,379	18,837
Interpublic Group of Companies Inc. (The)[a]	19,977	180,792
Lamar Advertising Co.[a,b]	3,265	129,098
Omnicom Group Inc.	13,041	622,577
R.H. Donnelley Corp.[a]	4,514	21,622

		1,044,103

AEROSPACE & DEFENSE – 2.07%
AAR Corp.[a]	1,506	35,240
Alliant Techsystems Inc.[a]	1,300	142,974
BE Aerospace Inc.[a]	3,832	154,660
Boeing Co. (The)	27,873	2,365,303
Curtiss-Wright Corp.	1,748	83,013
DRS Technologies Inc.	1,627	101,590
Esterline Technologies Corp.[a]	1,075	59,834
General Dynamics Corp.	13,624	1,231,882
Goodrich Corp.	5,127	349,405
Kaman Corp.	870	23,577
L-3 Communications Holdings Inc.	4,901	546,216
Lockheed Martin Corp.	13,191	1,398,774
Moog Inc. Class Aa	1,526	65,786
Northrop Grumman Corp.	12,907	949,568
Orbital Sciences Corp.[a]	2,323	62,512
Raytheon Co.	17,524	1,121,010
Rockwell Collins Inc.	6,523	411,667
Spirit AeroSystems Holdings Inc. Class Aa	4,382	127,823
Teledyne Technologies Inc.[a]	1,243	73,001
United Technologies Corp.	36,815	2,667,983

		11,971,818

AGRICULTURE – 1.94%
Altria Group Inc.	85,071	1,701,420
Archer-Daniels-Midland Co.	23,973	1,056,250
Bunge Ltd.	4,887	557,558
Carolina Group	4,359	286,256
Monsanto Co.	21,997	2,508,098
Philip Morris International Inc.[a]	85,071	4,341,173

Security	Shares	Value
Reynolds American Inc.	7,160	$385,566
Universal Corp.	1,015	65,153
UST Inc.	6,161	320,803

		11,222,277

AIRLINES – 0.17%
AirTran Holdings Inc.[a]	3,420	11,662
Alaska Air Group Inc.[a]	1,599	34,347
AMR Corp.[a]	10,526	92,313
Continental Airlines Inc. Class Ba	4,186	75,264
Delta Air Lines Inc.[a]	12,345	105,056
JetBlue Airways Corp.[a,b]	8,136	41,005
Northwest Airlines Corp.[a]	9,944	96,059
SkyWest Inc.	2,316	44,073
Southwest Airlines Co.	29,097	385,244
UAL Corp.	5,467	81,458
US Airways Group Inc.[a]	4,136	35,528

		1,002,009

APPAREL – 0.48%
Carter’s Inc.[a]	2,062	29,157
Coach Inc.[a]	14,290	508,295
Crocs Inc.[a,b]	3,238	33,060
Deckers Outdoor Corp.[a]	528	72,901
Guess? Inc.	2,135	81,728
Gymboree Corp.[a]	986	42,615
Hanesbrands Inc.[a]	4,148	145,263
Jones Apparel Group Inc.	4,396	69,589
Liz Claiborne Inc.	4,135	73,148
Nike Inc. Class B	14,734	984,231
Phillips-Van Heusen Corp.	2,354	99,362
Polo Ralph Lauren Corp.	2,393	148,629
Quiksilver Inc.[a]	5,748	55,928
Timberland Co. Class Aa	2,029	29,623
VF Corp.	3,514	261,371
Warnaco Group Inc. (The)[a]	1,865	86,051
Wolverine World Wide Inc.	2,140	61,504

		2,782,455

AUTO MANUFACTURERS – 0.35%
Ford Motor Co.[a]	89,047	735,528
General Motors Corp.	20,630	478,616
Oshkosh Corp.	2,857	115,994
PACCAR Inc.	15,241	721,204

		2,051,342

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

April 30, 2008

Security	Shares	Value

AUTO PARTS & EQUIPMENT – 0.31%
American Axle & Manufacturing Holdings Inc.	2,090	$42,093
ArvinMeritor Inc.	3,459	51,677
BorgWarner Inc.	4,652	228,646
CooperTire & Rubber Co.	3,125	41,062
GoodyearTire & Rubber Co. (The)[a]	9,973	267,077
Johnson Controls Inc.	23,797	839,082
Lear Corp.[a]	3,055	87,281
Modine Manufacturing Co.	1,965	34,525
Superior Industries International Inc.	848	17,223
TRW Automotive Holdings Corp.[a]	2,329	59,529
Visteon Corp.[a]	5,962	25,875
WABCO Holdings Inc.	2,185	104,356

		1,798,426

BANKS – 4.77%
AMCORE Financial Inc.	503	6,257
Associated Banc-Corp.	4,824	136,374
BancorpSouth Inc.	2,879	69,182
Bank of America Corp.	182,551	6,852,965
Bank of Hawaii Corp.	1,836	100,668
Bank of New York Mellon Corp. (The)	46,285	2,014,786
BB&T Corp.	22,838	783,115
BOK Financial Corp.	784	44,766
Cathay General Bancorp	2,014	34,339
Citizens Republic Bancorp Inc.	4,132	34,089
City National Corp.	1,636	79,379
Colonial BancGroup Inc. (The)	7,226	58,820
Comerica Inc.	6,380	221,577
Commerce Bancshares Inc.	2,687	116,884
Cullen/Frost Bankers Inc.	2,213	123,530
Discover Financial Services LLC	18,521	337,267
East West Bancorp Inc.	2,268	32,296
F.N.B. Corp. (Pennsylvania)	3,161	48,869
Fifth Third Bancorp	20,266	434,300
First BanCorp (Puerto Rico)	2,868	29,512
First Community Bancorp	1,053	22,629
First Horizon National Corp.[b]	6,140	66,312
First Midwest Bancorp Inc.	1,890	48,252
FirstMerit Corp.	2,942	60,370

Security	Shares	Value
Frontier Financial Corp.	1,753	$28,048
Fulton Financial Corp.	7,258	90,507
Hancock Holding Co.	903	37,267
Huntington Bancshares Inc.	16,380	153,808
International Bancshares Corp.	2,228	55,678
KeyCorp	15,757	380,216
M&T Bank Corp.	3,338	311,202
Marshall & Ilsley Corp.	10,750	268,535
National City Corp.	24,347	153,386
Northern Trust Corp.	7,911	586,284
Old National Bancorp	2,710	46,368
Pacific Capital Bancorp	1,655	33,729
Park National Corp.[b]	452	34,357
PNC Financial Services Group Inc. (The)	13,939	966,670
Popular Inc.	11,646	145,226
Prosperity Bancshares Inc.	1,747	54,105
Provident Bankshares Corp.	1,844	23,622
Regions Financial Corp.	28,801	631,318
South Financial Group Inc. (The)	3,066	18,519
State Street Corp.	15,678	1,131,011
Sterling Bancshares Inc.	2,598	26,993
Sterling Financial Corp. (Washington)	2,742	33,480
SunTrust Banks Inc.	14,367	800,960
Susquehanna Bancshares Inc.	3,741	74,408
SVB Financial Group[a,b]	1,183	57,565
Synovus Financial Corp.	11,958	141,583
TCF Financial Corp.	4,965	86,391
TrustCo Bank Corp. NY	2,709	23,650
Trustmark Corp.	1,983	43,190
U.S. Bancorp	70,258	2,381,044
UCBH Holdings Inc.	3,885	28,283
Umpqua Holdings Corp.	2,884	42,539
UnionBanCal Corp.	2,371	124,501
United Bancshares Inc.	1,546	44,973
United Community Banks Inc.	1,912	26,252
Valley National Bancorp	4,603	88,332
Wachovia Corp.	80,788	2,354,970
Webster Financial Corp.	2,626	68,407
Wells Fargo & Co.	129,617	3,856,106
Westamerica Bancorporation	1,073	62,706

26	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

April 30, 2008

Security	Shares	Value
Whitney Holding Corp.	2,593	$60,702
Wilmington Trust Corp.	2,600	85,488
Wintrust Financial Corp.	759	24,075
Zions Bancorporation	4,518	209,409

		27,652,401

BEVERAGES – 2.14%
Anheuser-Busch Companies Inc.	29,935	1,472,802
Brown-Forman Corp. Class A	651	45,733
Brown-Forman Corp. Class B	2,499	169,982
Coca-Cola Co. (The)	86,292	5,080,010
Coca-Cola Enterprises Inc.	12,057	271,282
Constellation Brands Inc. Class Aa	8,258	151,617
Hansen Natural Corp.[a,b]	2,836	100,366
Molson Coors Brewing Co. Class B	6,352	348,344
Pepsi Bottling Group Inc.	5,518	186,012
PepsiAmericas Inc.	2,469	63,453
PepsiCo Inc.	65,606	4,495,979

		12,385,580

BIOTECHNOLOGY – 1.29%
Abraxis BioScience Inc.[a]	254	15,057
Affymetrix Inc.[a]	2,570	28,039
Alexion Pharmaceuticals Inc.[a]	1,525	107,329
Amgen Inc.[a]	44,052	1,844,457
Biogen Idec Inc.[a]	12,014	729,130
Bio-Rad Laboratories Inc. Class Aa	737	61,429
Celera Group[a]	3,411	45,639
Celgene Corp.[a]	16,376	1,017,605
Charles River Laboratories International Inc.[a]	2,688	156,038
Enzo Biochem Inc.[a]	1,490	12,188
Enzon Pharmaceuticals Inc.[a,b]	1,711	14,920
Genentech Inc.[a]	18,811	1,282,910
Genzyme Corp.[a]	10,643	748,735
Human Genome Sciences Inc.[a]	5,852	38,331
Illumina Inc.[a]	2,155	167,853
Incyte Corp.[a]	3,648	39,581
InterMune Inc.[a,b]	1,922	30,464
Invitrogen Corp.[a,b]	1,879	175,818
Martek Biosciences Corp.[a]	1,206	42,524
Millennium Pharmaceuticals Inc.[a]	13,305	330,895
Millipore Corp.[a]	2,153	150,925
Myriad Genetics Inc.[a]	1,729	71,823

Security	Shares	Value
Nektar Therapeutics[a]	4,862	$23,435
PDL BioPharma Inc.[a]	4,413	58,516
Regeneron Pharmaceuticals Inc.[a]	3,357	65,864
Savient Pharmaceuticals Inc.[a]	2,226	48,616
Vertex Pharmaceuticals Inc.[a]	5,979	152,584

		7,460,705

BUILDING MATERIALS – 0.22%
Eagle Materials Inc.	1,627	59,028
Lennox International Inc.	2,471	81,889
Martin Marietta Materials Inc.[b]	1,608	175,883
Masco Corp.	15,264	277,957
NCI Building Systems Inc.[a]	703	16,970
Owens Corning[a]	4,434	93,602
Quanex Building Products Corp.[a]	1,313	22,321
Simpson Manufacturing Co. Inc.[b]	1,673	44,150
Texas Industries Inc.	1,110	85,925
Trane Inc.	6,955	323,477
USG Corp.[a,b]	3,153	111,332

		1,292,534

CHEMICALS – 1.79%
A. Schulman Inc.	684	14,501
Air Products and Chemicals Inc.	8,114	798,661
Airgas Inc.	2,759	132,791
Albemarle Corp.	2,987	111,744
Ashland Inc.	2,569	136,208
Cabot Corp.	2,280	66,485
Celanese Corp. Class A	6,266	280,403
CF Industries Holdings Inc.	1,979	264,592
Chemtura Corp.	10,538	72,923
Cytec Industries Inc.	1,655	97,662
Dow Chemical Co. (The)	38,518	1,546,498
E.I. du Pont de Nemours and Co.	36,653	1,792,698
Eastman Chemical Co.	3,351	246,298
Ecolab Inc.	7,143	328,292
Ferro Corp.	1,692	29,745
FMC Corp.	2,901	182,125
H.B. Fuller Co.	2,409	55,600
Hercules Inc.	4,993	93,868
Huntsman Corp.	4,342	97,652
International Flavors & Fragrances Inc.	3,007	137,149
Lubrizol Corp.	2,690	156,881

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

April 30, 2008

Security	Shares	Value
Minerals Technologies Inc.	660	$44,708
Mosaic Co. (The)[a]	5,903	723,177
Olin Corp.	2,710	54,661
OM Group Inc.[a]	1,399	76,609
PPG Industries Inc.	6,784	416,334
Praxair Inc.	12,765	1,165,572
Rohm and Haas Co.	6,193	331,016
RPM International Inc.	5,007	111,656
Sensient Technologies Corp.	1,720	51,204
Sherwin-Williams Co. (The)	4,171	230,740
Sigma-Aldrich Corp.	4,449	253,682
Terra Industries Inc.[a]	3,601	136,334
Valspar Corp. (The)	3,726	81,897
W.R. Grace & Co.[a]	2,316	58,734
Zep Inc.	333	4,935

		10,384,035

COAL – 0.37%
Alpha Natural Resources Inc.[a]	2,516	122,403
Arch Coal Inc.	5,772	331,082
CONSOL Energy Inc.	7,516	608,495
Foundation Coal Holdings Inc.	1,857	111,383
International Coal Group Inc.[a,b]	6,021	47,927
Massey Energy Co.	3,220	168,503
Patriot Coal Corp.[a]	1,050	69,353
Peabody Energy Corp.	11,026	674,019

		2,133,165

COMMERCIAL SERVICES – 1.32%
Accenture Ltd.	24,325	913,404
Administaff Inc.	952	24,933
Alliance Data Systems Corp.[a]	3,168	181,875
Apollo Group Inc. Class Aa	5,524	281,172
Arbitron Inc.	965	46,166
Avis Budget Group Inc.[a]	5,169	68,644
BearingPoint Inc.[a]	13,206	24,431
Bowne & Co. Inc.	1,383	23,013
Career Education Corp.[a]	3,806	76,691
Chemed Corp.	968	33,009
ChoicePoint Inc.[a]	2,762	133,543
Convergys Corp.[a]	5,521	86,790
Corinthian Colleges Inc.[a]	3,470	39,384
Corporate Executive Board Co. (The)	1,388	60,475

Security	Shares	Value
Corrections Corp. of America[a]	4,816	$122,808
Deluxe Corp.	1,526	32,443
DeVry Inc.	2,622	149,454
Equifax Inc.	5,201	199,042
Forrester Research Inc.[a]	303	8,739
FTI Consulting Inc.[a]	1,870	119,680
Gartner Inc.[a]	3,143	72,038
H&R Block Inc.	13,894	303,862
Hertz Global Holdings Inc.[a]	6,084	78,240
Hewitt Associates Inc. Class Aa	4,052	166,132
Hillenbrand Inc.[a]	2,661	50,665
Iron Mountain Inc.[a]	7,611	209,074
ITT Educational Services Inc.[a]	1,715	131,472
Live Nation Inc.[a,b]	3,435	47,369
Manpower Inc.	3,248	218,038
McKesson Corp.	11,814	615,746
Monster Worldwide Inc.[a]	4,685	113,986
Moody’s Corp.	8,976	331,753
MPS Group Inc.[a]	3,967	42,566
Navigant Consulting Inc.[a]	2,004	40,320
PAREXEL International Corp.[a]	2,076	52,730
Pharmaceutical Product Development Inc.	4,097	169,698
PHH Corp.[a]	3,032	59,518
Pre-Paid Legal Services Inc.[a]	244	10,673
Quanta Services Inc.[a]	6,870	182,330
R.R. Donnelley & Sons Co.	8,966	274,718
Rent-A-Center Inc.[a]	2,872	61,834
Resources Connection Inc.	2,047	41,370
Robert Half International Inc.	6,517	154,453
SAIC Inc.[a]	6,410	121,790
Service Corp. International	12,075	134,153
Sotheby’s Holdings Inc. Class A	2,930	81,161
Spherion Corp.[a]	2,226	10,996
Stewart Enterprises Inc. Class A	3,617	24,704
Strayer Education Inc.	580	107,700
TeleTech Holdings Inc.[a]	1,881	43,131
TrueBlue Inc.[a]	1,513	19,260
United Rentals Inc.[a]	3,635	68,483
Valassis Communications Inc.[a]	1,899	26,966
Viad Corp.	893	28,094
VistaPrint Ltd.[a,b]	1,786	60,778

28	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

April 30, 2008

Security	Shares	Value
Watson Wyatt Worldwide Inc.	1,588	$93,089
Weight Watchers International Inc.	1,290	59,159
Western Union Co.	31,048	714,104

		7,647,849

COMPUTERS – 4.38%
Affiliated Computer Services Inc. Class Aa	3,643	192,970
Agilysys Inc.	1,361	14,917
Apple Inc.[a]	35,514	6,177,660
Brocade Communications Systems Inc.[a]	16,018	114,689
CACI International Inc. Class Aa	1,141	57,187
Cadence Design Systems Inc.[a]	11,923	132,703
Cognizant Technology Solutions Corp.[a]	11,773	379,679
Computer Sciences Corp.[a]	6,503	283,466
Dell Inc.[a]	79,646	1,483,805
Diebold Inc.	2,766	108,427
DST Systems Inc.[a]	1,831	109,567
Electronic Data Systems Corp.	21,534	399,671
Electronics For Imaging Inc.[a]	2,065	29,777
EMC Corp.[a]	85,547	1,317,424
FactSet Research Systems Inc.	1,834	110,095
Hewlett-Packard Co.	104,590	4,847,746
Hutchinson Technology Inc.[a]	1,028	14,536
IHS Inc. Class Aa	1,423	93,989
Imation Corp.	1,359	31,855
International Business Machines Corp.	55,456	6,693,539
Jack Henry & Associates Inc.	3,331	87,539
Lexmark International Inc. Class Aa	3,947	123,896
Mentor Graphics Corp.[a]	4,100	41,287
MICROS Systems Inc.[a]	3,126	111,442
NCR Corp.[a]	7,110	175,119
NetApp Inc.[a]	14,007	338,969
Palm Inc.[b]	5,299	30,522
Perot Systems Corp. Class Aa	3,420	53,489
Quantum Corp.[a]	6,358	11,126
SanDisk Corp.[a]	9,117	246,980
Seagate Technology	21,911	413,461
SRA International Inc. Class Aa	1,621	42,584

Security	Shares	Value
Sun Microsystems Inc.[a]	32,490	$508,793
Synopsys Inc.[a]	6,078	140,463
Teradata Corp.[a]	7,110	151,372
Unisys Corp.[a]	15,178	63,140
Western Digital Corp.[a]	8,881	257,460

		25,391,344

COSMETICS & PERSONAL CARE – 1.86%
Alberto-Culver Co.	3,474	87,441
Avon Products Inc.	17,126	668,257
Colgate-Palmolive Co.	20,965	1,482,225
Estee Lauder Companies Inc. (The) Class A	4,108	187,366
Procter & Gamble Co. (The)	124,855	8,371,528

		10,796,817

DISTRIBUTION & WHOLESALE – 0.25%
Brightpoint Inc.[a]	1,925	17,633
Central European Distribution Corp.[a]	1,332	81,145
Fastenal Co.	5,573	272,018
Genuine Parts Co.	6,609	280,618
Ingram Micro Inc. Class Aa	5,949	101,192
LKQ Corp.[a]	5,056	110,019
Owens & Minor Inc.	1,603	72,648
Pool Corp.[b]	2,025	44,206
Tech Data Corp.[a]	2,217	74,513
United Stationers Inc.[a]	875	38,579
W.W. Grainger Inc.	2,730	236,718
Watsco Inc.	1,114	50,542
WESCO International Inc.[a]	1,636	60,876

		1,440,707

DIVERSIFIED FINANCIAL SERVICES – 5.31%
Affiliated Managers Group Inc.[a]	1,194	118,612
American Express Co.	41,767	2,005,651
AmeriCredit Corp.[a,b]	5,908	82,476
Ameriprise Financial Inc.	9,309	442,084
BlackRock Inc.	786	158,607
Capital One Financial Corp.	15,365	814,345
Charles Schwab Corp. (The)	38,743	836,849
CIT Group Inc.	9,216	100,362
Citigroup Inc.	211,235	5,337,908
CME Group Inc.	2,167	991,294
CompuCredit Corp.[a,b]	3,367	27,205

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

April 30, 2008

Security	Shares	Value
Countrywide Financial Corp.[b]	25,875	$149,557
E*TRADE Financial Corp.[a,b]	18,975	75,520
Eaton Vance Corp.	4,614	168,872
Federated Investors Inc. Class B	3,657	122,436
First Marblehead Corp. (The)[b]	4,477	16,565
Franklin Resources Inc.	6,525	620,854
Friedman, Billings, Ramsey Group Inc. Class A	9,566	23,819
GLG Partners Inc.	8,062	66,511
Goldman Sachs Group Inc. (The)	14,650	2,803,570
IndyMac Bancorp Inc.[b]	6,832	22,204
IntercontinentalExchange Inc.[a]	2,845	441,402
Invesco Ltd.	17,254	442,565
Investment Technology Group Inc.[a]	1,582	76,347
Janus Capital Group Inc.	6,819	191,341
Jefferies Group Inc.	4,774	89,751
JPMorgan Chase & Co.	137,188	6,537,008
Knight Capital Group Inc. Class Aa	4,167	77,965
Lazard Ltd. Class A	2,224	87,047
Legg Mason Inc.	5,519	332,685
Lehman Brothers Holdings Inc.	21,792	964,078
Merrill Lynch & Co. Inc.	37,244	1,855,869
MF Global Ltd.[a]	3,725	49,058
Morgan Stanley	41,026	1,993,864
NASDAQ OMX Group Inc. (The)[a]	5,601	204,156
National Financial Partners Corp.	1,375	37,015
NYMEX Holdings Inc.	2,570	237,982
NYSE Euronext Inc.	9,138	604,022
optionsXpress Holdings Inc.	1,985	42,618
Piper Jaffray Companies[a]	736	27,423
Raymond James Financial Inc.	3,824	110,016
SLM Corp.[a]	21,758	403,176
SWS Group Inc.	1,036	13,592
T. Rowe Price Group Inc.	10,733	628,524
TD Ameritrade Holding Corp.[a]	9,825	177,832
Waddell & Reed Financial Inc. Class A	3,370	114,108

		30,724,745

Security	Shares	Value

ELECTRIC – 3.48%
AES Corp. (The)[a]	27,520	$477,747
Allegheny Energy Inc.	7,054	379,505
ALLETE Inc.	1,005	41,979
Alliant Energy Corp.	4,403	165,861
Ameren Corp.	8,472	384,290
American Electric Power Co. Inc.	16,035	715,642
Aquila Inc.[a]	20,336	73,210
Avista Corp.	1,901	39,028
Black Hills Corp.	1,421	55,433
CenterPoint Energy Inc.	12,318	187,480
Cleco Corp.	2,299	55,199
CMS Energy Corp.	9,673	141,032
Consolidated Edison Inc.	11,211	466,378
Constellation Energy Group Inc.	7,199	609,395
Dominion Resources Inc.	23,333	1,012,419
DPL Inc.	4,432	123,343
DTE Energy Co.	6,936	279,590
Duke Energy Corp.	51,745	947,451
Dynegy Inc. Class Aa	17,078	147,212
Edison International	12,054	628,857
El Paso Electric Co.[a]	1,576	35,570
Energy East Corp.	6,403	145,988
Entergy Corp.	7,932	911,070
Exelon Corp.	26,700	2,282,316
FirstEnergy Corp.	12,355	934,532
FPL Group Inc.	14,990	993,687
Great Plains Energy Inc.	3,284	84,202
Hawaiian Electric Industries Inc.	3,191	78,658
IDACORP Inc.	1,814	58,846
Integrys Energy Group Inc.	3,043	145,729
ITC Holdings Corp.	1,843	102,803
MDU Resources Group Inc.	6,546	188,983
Mirant Corp.[a,b]	10,507	431,943
Northeast Utilities	6,821	179,529
NorthWestern Corp.	1,651	40,978
NRG Energy Inc.[a]	9,943	436,995
NSTAR	3,821	123,074
OGE Energy Corp.	3,665	119,809
Pepco Holdings Inc.	7,895	196,664
PG&E Corp.	14,633	585,320
Pinnacle West Capital Corp.	4,256	144,449

30	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

April 30, 2008

Security	Shares	Value
PNM Resources Inc.	4,020	$58,250
Portland General Electric Co.	2,520	60,480
PPL Corp.	15,069	723,613
Progress Energy Inc.	10,570	443,834
Public Service Enterprise Group Inc.	20,663	907,312
Puget Energy Inc.	4,599	125,139
Reliant Energy Inc.[a]	14,452	371,994
SCANA Corp.	4,216	166,237
Sierra Pacific Resources Corp.	10,230	139,435
Southern Co. (The)	30,740	1,144,450
TECO Energy Inc.	9,216	147,548
UniSource Energy Corp.	1,770	55,295
Westar Energy Inc.	3,857	89,444
Wisconsin Energy Corp.	4,687	222,445
Xcel Energy Inc.	17,668	367,494

		20,175,166

ELECTRICAL COMPONENTS & EQUIPMENT – 0.47%
AMETEK Inc.	4,245	205,967
Belden Inc.	1,750	59,045
Emerson Electric Co.	32,231	1,684,392
Energizer Holdings Inc.[a]	2,270	179,466
Energy Conversion Devices Inc.[a,b]	1,782	58,075
General Cable Corp.[a]	2,173	145,591
GrafTech International Ltd.[a]	4,439	87,226
Hubbell Inc. Class B	2,015	90,131
Littelfuse Inc.[a]	840	30,878
Molex Inc.	3,010	85,424
Molex Inc. Class A	2,678	69,414

		2,695,609

ELECTRONICS – 0.99%
Agilent Technologies Inc.[a]	15,509	468,527
Amphenol Corp. Class A	7,099	327,832
Applied Biosystems Group	6,706	213,988
Arrow Electronics Inc.[a]	4,926	134,036
Avnet Inc.[a]	6,206	162,535
AVX Corp.	2,164	28,500
Benchmark Electronics Inc.[a]	2,737	48,664
Brady Corp. Class A	1,780	60,431
Checkpoint Systems Inc.[a]	1,365	35,394
CTS Corp.	1,199	13,489
Cymer Inc.[a,b]	1,377	35,788

Security	Shares	Value
Dionex Corp.[a]	678	$53,033
Dolby Laboratories Inc. Class Aa	2,015	80,902
Electro Scientific Industries Inc.[a]	1,645	26,994
Flextronics International Ltd.[a]	33,866	351,868
FLIR Systems Inc.[a]	5,538	190,120
Garmin Ltd.	5,103	208,713
Gentex Corp.	5,806	108,456
Itron Inc.[a,b]	1,200	111,696
Jabil Circuit Inc.	8,080	87,910
KEMET Corp.[a,b]	3,448	14,033
Methode Electronics Inc.	1,397	15,143
Mettler-Toledo International Inc.[a]	1,422	135,460
National Instruments Corp.	2,292	67,431
Orbotech Ltd.[a]	1,209	21,218
Park Electrochemical Corp.	689	18,672
PerkinElmer Inc.	4,746	126,054
Plexus Corp.[a]	1,709	41,170
Sanmina-SCI Corp.[a]	27,707	42,946
Taser International Inc.[a,b]	2,748	20,500
Technitrol Inc.	1,377	28,917
Thermo Fisher Scientific Inc.[a]	17,022	985,063
Thomas & Betts Corp.[a]	2,426	90,878
Trimble Navigation Ltd.[a]	4,806	157,589
Tyco Electronics Ltd.	19,949	746,292
Varian Inc.[a]	1,230	62,644
Vishay Intertechnology Inc.[a]	7,799	73,701
Waters Corp.[a]	4,011	246,516
Woodward Governor Co.	2,361	82,942

		5,726,045

ENERGY - ALTERNATE SOURCES – 0.12%
Covanta Holding Corp.[a]	4,177	111,234
First Solar Inc.[a]	1,424	415,794
Headwaters Inc.[a]	1,483	16,951
SunPower Corp. Class Aa,b	1,547	135,007

		678,986

ENGINEERING & CONSTRUCTION – 0.44%
AECOM Technology Corp.[a]	2,995	82,243
Dycom Industries Inc.[a]	1,727	24,834
EMCOR Group Inc.[a]	2,621	65,682
Fluor Corp.	3,540	541,160
Foster Wheeler Ltd.[a]	5,946	378,701
Granite Construction Inc.	1,303	44,693

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

April 30, 2008

Security	Shares	Value
Insituform Technologies Inc. Class Aa	1,031	$17,445
Jacobs Engineering Group Inc.[a]	4,805	414,816
KBR Inc.	6,773	195,333
McDermott International Inc.[a]	9,265	496,419
Shaw Group Inc. (The)[a]	3,205	158,391
URS Corp.[a]	3,048	122,956

		2,542,673

ENTERTAINMENT – 0.18%
Bally Technologies Inc.[a]	1,959	65,999
DreamWorks Animation SKG Inc. Class Aa	2,450	68,502
International Game Technology Inc.	12,789	444,290
International Speedway Corp. Class A	1,162	49,292
Macrovision Corp.[a]	2,091	32,996
Penn National Gaming Inc.[a]	2,921	124,785
Pinnacle Entertainment Inc.[a]	2,921	45,334
Regal Entertainment Group Class A	2,804	53,164
Scientific Games Corp. Class Aa	2,662	74,962
Vail Resorts Inc.[a]	1,191	58,157

		1,017,481

ENVIRONMENTAL CONTROL – 0.27%
Allied Waste Industries Inc.[a]	12,591	155,625
Mine Safety Appliances Co.	818	30,405
Nalco Holding Co.	6,365	146,331
Republic Services Inc.	6,532	207,652
Stericycle Inc.[a]	3,448	184,054
Tetra Tech Inc.[a]	2,269	47,944
Waste Connections Inc.[a]	2,553	81,875
Waste Management Inc.	20,353	734,743

		1,588,629

FOOD – 1.71%
Campbell Soup Co.	9,589	333,697
Chiquita Brands International Inc.[a]	2,096	47,684
ConAgra Foods Inc.	20,272	477,608
Corn Products International Inc.	2,945	136,589
Dean Foods Co.[a]	6,257	145,413
Del Monte Foods Co.	7,884	71,114
Flowers Foods Inc.	3,362	87,042

Security	Shares	Value
Fresh Del Monte Produce Inc.[a]	1,818	$57,612
General Mills Inc.	13,631	823,312
H.J. Heinz Co.	12,062	567,276
Hain Celestial Group Inc.[a]	1,543	38,081
Hershey Co. (The)	6,428	240,279
Hormel Foods Corp.	2,878	113,422
J.M. Smucker Co. (The)	2,223	110,883
Kellogg Co.	9,798	501,364
Kraft Foods Inc.	57,557	1,820,528
Kroger Co. (The)	25,856	704,576
McCormick & Co. Inc. NVS	4,276	161,590
Performance Food Group Co.[a]	1,369	45,807
Pilgrim’s Pride Corp.	1,628	39,349
Ralcorp Holdings Inc.[a]	903	55,119
Safeway Inc.	18,215	575,594
Sara Lee Corp.	29,186	423,489
Smithfield Foods Inc.[a]	5,117	146,756
SUPERVALU Inc.	8,833	292,372
Sysco Corp.	24,743	756,394
Tootsie Roll Industries Inc.[b]	602	14,647
TreeHouse Foods Inc.[a]	1,156	26,207
Tyson Foods Inc. Class A	12,104	215,451
United Natural Foods Inc.[a]	1,609	31,858
Whole Foods Market Inc.	5,860	191,270
Wm. Wrigley Jr. Co.	8,857	674,549

		9,926,932

FOREST PRODUCTS & PAPER – 0.35%
AbitibiBowater Inc.[b]	3,985	39,332
Domtar Corp.[a]	17,030	101,669
International Paper Co.	17,874	467,763
Louisiana-Pacific Corp.	5,554	63,927
MeadWestvaco Corp.	7,569	199,065
Neenah Paper Inc.	573	13,168
Plum Creek Timber Co. Inc.	6,856	279,999
Potlatch Corp.	1,420	63,630
Rayonier Inc.	2,982	125,333
Smurfit-Stone Container Corp.[a]	11,693	63,493
Temple-Inland Inc.	5,093	59,435
Wausau Paper Corp.	1,681	13,011
Weyerhaeuser Co.	8,674	554,095

		2,043,920

32	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

April 30, 2008

Security	Shares	Value
GAS – 0.31%
AGL Resources Inc.	3,141	$106,794
Atmos Energy Corp.	3,561	98,568
Energen Corp.	2,584	176,332
New Jersey Resources Corp.	1,500	47,775
Nicor Inc.	2,220	77,966
NiSource Inc.	11,711	209,627
Northwest Natural Gas Co.	1,032	46,306
Piedmont Natural Gas Co.	2,636	69,300
Sempra Energy	9,359	530,375
Southern Union Co.	4,450	114,009
Southwest Gas Corp.	2,010	58,029
UGI Corp.	3,968	103,168
Vectren Corp.	3,010	85,123
WGL Holdings Inc.	2,393	78,490

		1,801,862

HAND & MACHINE TOOLS – 0.13%
Baldor Electric Co.	1,673	54,205
Black & Decker Corp. (The)	2,492	163,550
Kennametal Inc.	3,046	105,909
Lincoln Electric Holdings Inc.	1,626	124,064
Regal Beloit Corp.	1,263	46,845
Snap-On Inc.	2,232	132,380
Stanley Works (The)	3,109	149,978

		776,931

HEALTH CARE - PRODUCTS – 3.53%
Advanced Medical Optics Inc.[a]	2,447	51,387
Alcon Inc.	3,112	491,696
American Medical Systems Holdings Inc.[a]	3,295	46,460
ArthroCare Corp.[a,b]	1,073	48,349
Baxter International Inc.	25,872	1,612,343
Beckman Coulter Inc.	2,557	174,643
Becton, Dickinson and Co.	9,304	831,778
Boston Scientific Corp.[a]	56,642	755,038
C.R. Bard Inc.	4,029	379,411
Cepheid Inc.[a]	2,216	43,367
Cooper Companies Inc. (The)	1,991	69,685
Covidien Ltd.	20,297	947,667
Datascope Corp.	539	20,191
DENTSPLY International Inc.	5,731	222,764
Edwards Lifesciences Corp.[a]	2,353	130,403

Security	Shares	Value
Gen-Probe Inc.[a]	2,079	$117,172
Haemonetics Corp.[a]	1,026	58,718
Henry Schein Inc.[a]	3,599	199,277
Hill-Rom Holdings Inc.	2,661	66,871
Hologic Inc.[a]	10,250	299,198
IDEXX Laboratories Inc.[a]	2,353	125,180
Immucor Inc.[a]	2,712	73,170
Intuitive Surgical Inc.[a]	1,539	445,171
Invacare Corp.	1,619	29,207
Inverness Medical Innovations Inc.[a]	3,243	119,991
Johnson & Johnson	114,945	7,711,660
Kinetic Concepts Inc.[a]	2,055	81,501
Medtronic Inc.	46,388	2,258,168
Mentor Corp.	1,538	45,017
NuVasive Inc.[a]	1,343	51,235
Patterson Companies Inc.[a]	5,063	173,155
PSS World Medical Inc.[a]	2,094	34,488
ResMed Inc.[a]	3,182	137,208
St. Jude Medical Inc.[a]	13,768	602,763
Steris Corp.	2,398	66,449
Stryker Corp.	12,671	821,461
TECHNE Corp.[a]	1,496	108,490
Varian Medical Systems Inc.[a]	5,062	237,307
West Pharmaceutical Services Inc.	1,249	58,591
Zimmer Holdings Inc.[a]	9,694	718,907

		20,465,537

HEALTH CARE - SERVICES – 1.16%
Aetna Inc.	20,241	882,508
AMERIGROUP Corp.[a]	1,863	48,419
Apria Healthcare Group Inc.[a]	1,412	24,879
Brookdale Senior Living Inc.	1,995	52,229
Centene Corp.[a]	1,699	31,211
Community Health Systems Inc.[a]	3,959	148,581
Covance Inc.[a]	2,532	212,156
Coventry Health Care Inc.[a]	6,333	283,275
DaVita Inc.[a]	4,166	218,340
Health Management Associates Inc. Class Aa	11,234	80,098
Health Net Inc.[a]	4,501	131,834
HealthSouth Corp.[a]	3,658	71,953

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

April 30, 2008

Security	Shares	Value
Healthways Inc.[a]	1,374	$50,192
Humana Inc.[a]	6,866	328,126
Laboratory Corp. of America Holdings[a]	4,394	332,274
LifePoint Hospitals Inc.[a,b]	2,172	65,421
Lincare Holdings Inc.[a]	2,687	65,402
Magellan Health Services Inc.[a]	1,801	69,501
Odyssey Healthcare Inc.[a]	1,343	12,288
Pediatrix Medical Group Inc.[a]	1,904	129,510
Psychiatric Solutions Inc.[a]	2,080	72,197
Quest Diagnostics Inc.	6,027	302,435
Sunrise Senior Living Inc.[a]	1,655	35,500
Tenet Healthcare Corp.[a]	20,355	130,272
UnitedHealth Group Inc.	50,797	1,657,506
Universal Health Services Inc. Class B	1,860	116,510
WellCare Health Plans Inc.[a]	1,565	68,516
WellPoint Inc.[a]	21,990	1,094,003

		6,715,136

HOLDING COMPANIES - DIVERSIFIED – 0.09%
Leucadia National Corp.	6,810	348,808
Walter Industries Inc.	2,113	146,558

		495,366

HOME BUILDERS – 0.20%
Centex Corp.	5,612	116,842
Champion Enterprises Inc.[a]	3,763	38,834
D.R. Horton Inc.	11,870	183,866
Fleetwood Enterprises Inc.[a,b]	4,470	15,422
Hovnanian Enterprises Inc. Class Aa,b	2,675	31,619
KB Home	3,535	79,538
Lennar Corp. Class A	6,060	111,625
M.D.C. Holdings Inc.	1,845	80,405
NVR Inc.[a]	189	115,952
Pulte Homes Inc.	9,382	122,341
Ryland Group Inc.	1,833	58,619
Thor Industries Inc.[b]	1,396	42,327
Toll Brothers Inc.[a]	5,560	125,878
Winnebago Industries Inc.[b]	918	14,771

		1,138,039

Security	Shares	Value
HOME FURNISHINGS – 0.08%
Ethan Allen Interiors Inc.	1,093	$30,025
Furniture Brands International Inc.	2,434	32,981
Harman International Industries Inc.	2,525	103,197
La-Z-Boy Inc.[b]	2,034	12,957
Tempur-Pedic International Inc.[b]	3,074	34,152
Whirlpool Corp.	3,067	223,216

		436,528

HOUSEHOLD PRODUCTS & WARES – 0.43%
ACCO Brands Corp.[a]	2,162	30,095
American Greetings Corp. Class A	1,845	33,026
Avery Dennison Corp.	3,776	181,965
Blyth Inc.	1,159	19,518
Church & Dwight Co. Inc.	2,539	144,266
Clorox Co. (The)	5,601	296,853
Fortune Brands Inc.	6,270	423,977
Fossil Inc.[a]	1,779	63,670
Jarden Corp.[a]	2,741	58,438
Kimberly-Clark Corp.	17,142	1,096,917
Scotts Miracle-Gro Co. (The) Class A	1,662	55,079
Tupperware Brands Corp.	2,396	94,402
WD-40 Co.	546	16,992

		2,515,198

HOUSEWARES – 0.05%
Newell Rubbermaid Inc.	11,459	235,253
Toro Co. (The)	1,378	58,413

		293,666

INSURANCE – 4.10%
ACE Ltd.	13,182	794,743
Aflac Inc.	19,820	1,321,399
Alleghany Corp.[a]	253	87,158
Allied World Assurance Holdings Ltd.	2,017	83,161
Allstate Corp. (The)	23,073	1,161,956
Ambac Financial Group Inc.	12,490	57,829
American Financial Group Inc.	2,658	72,882
American International Group Inc.	90,436	4,178,143
American National Insurance Co.	737	82,382
Aon Corp.	11,258	511,001

34	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

April 30, 2008

Security	Shares	Value
Arch Capital Group Ltd.[a]	1,709	$120,741
Arthur J. Gallagher & Co.	4,325	106,265
Aspen Insurance Holdings Ltd.	2,927	76,073
Assurant Inc.	3,922	254,930
Assured Guaranty Ltd.	2,639	66,740
Axis Capital Holdings Ltd.	5,370	182,097
Brown & Brown Inc.	5,413	103,930
Chubb Corp.	15,193	804,773
CIGNA Corp.	11,603	495,564
Cincinnati Financial Corp.	6,393	229,509
Commerce Group Inc.	1,977	72,042
Conseco Inc.[a]	9,363	109,079
Delphi Financial Group Inc. Class A	1,449	39,442
Endurance Specialty Holdings Ltd.	2,213	82,169
Erie Indemnity Co. Class A	1,744	93,164
Everest Re Group Ltd.	2,648	239,247
Fidelity National Financial Inc.	9,343	149,395
First American Corp.	3,697	121,262
Genworth Financial Inc. Class A	17,923	413,304
Hanover Insurance Group Inc. (The)	2,314	103,852
Hartford Financial Services Group Inc. (The)	12,973	924,586
HCC Insurance Holdings Inc.	5,077	125,300
Hilb Rogal & Hobbs Co.	1,939	56,095
Horace Mann Educators Corp.	1,547	26,175
IPC Holdings Ltd.	2,654	77,258
Lincoln National Corp.	11,153	599,585
Loews Corp.	18,280	769,771
Markel Corp.[a]	407	176,801
Marsh & McLennan Companies Inc.	21,626	596,661
Max Capital Group Ltd.	1,627	38,088
MBIA Inc.[b]	9,958	103,563
Mercury General Corp.	1,028	51,287
MetLife Inc.	17,758	1,080,574
MGIC Investment Corp.	4,159	54,192
Montpelier Re Holdings Ltd.	4,453	73,475
Nationwide Financial Services Inc. Class A	2,258	113,171
Old Republic International Corp.	10,148	145,624

Security	Shares	Value
PartnerRe Ltd.	2,341	$173,187
Philadelphia Consolidated Holding Corp.[a]	2,382	87,848
Phoenix Companies Inc. (The)	5,018	65,234
Platinum Underwriters Holdings Ltd.	2,175	78,017
PMI Group Inc. (The)	4,840	27,249
Principal Financial Group Inc.	10,460	561,284
ProAssurance Corp.[a,b]	1,221	64,628
Progressive Corp. (The)	25,998	472,904
Protective Life Corp.	2,743	116,907
Prudential Financial Inc.	18,070	1,368,080
Radian Group Inc.[b]	5,414	29,236
Reinsurance Group of America Inc.	1,143	59,413
RenaissanceRe Holdings Ltd.	2,482	127,674
RLI Corp.	670	32,160
Safeco Corp.	3,926	262,021
Selective Insurance Group Inc.	2,052	43,749
StanCorp Financial Group Inc.	1,920	98,381
Torchmark Corp.	3,997	258,766
Transatlantic Holdings Inc.	1,058	68,611
Travelers Companies Inc. (The)	25,408	1,280,563
Unitrin Inc.	2,279	86,465
Unum Group	15,241	353,744
W.R. Berkley Corp.	6,027	154,834
White Mountains Insurance Group Ltd.	329	156,637
Willis Group Holdings Ltd.	4,870	169,233
XL Capital Ltd. Class A	7,602	265,234
Zenith National Insurance Corp.	1,471	54,633

		23,743,130

INTERNET – 2.20%
Akamai Technologies Inc.[a,b]	6,655	238,049
Amazon.com Inc.[a]	12,052	947,649
Ariba Inc.[a]	3,098	36,773
Avocent Corp.[a]	1,906	37,186
Check Point Software Technologies Ltd.[a]	6,905	163,096
CNET Networks Inc.[a]	5,474	42,424
Digital River Inc.[a]	1,617	53,118
EarthLink Inc.[a]	4,960	45,285

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

April 30, 2008

Security	Shares	Value
eBay Inc.[a]	47,788	$1,495,287
Equinix Inc.[a,b]	1,279	115,647
Expedia Inc.[a]	8,284	209,254
F5 Networks Inc.[a]	3,258	73,729
Google Inc. Class Aa	9,559	5,489,638
HLTH Corp.[a]	7,011	77,962
IAC/InterActiveCorp[a]	8,147	169,539
InfoSpace Inc.	1,525	18,392
Interwoven Inc.[a]	1,583	17,825
j2 Global Communications Inc.[a,b]	1,968	42,115
Liberty Media Corp. - Liberty Interactive Group Series Aa	23,693	358,475
McAfee Inc.[a]	6,677	222,010
NetFlix Inc.[a,b]	2,197	70,260
NutriSystem Inc.[a,b]	1,261	25,321
Priceline.com Inc.[a,b]	1,397	178,313
RealNetworks Inc.[a]	4,310	26,550
S1 Corp.[a]	2,573	17,393
SonicWALL Inc.[a]	2,075	15,957
Symantec Corp.[a]	34,399	592,351
TIBCO Software Inc.[a]	7,687	58,959
United Online Inc.	2,431	25,963
ValueClick Inc.[a]	3,986	79,521
VeriSign Inc.[a]	8,985	323,909
Vignette Corp.[a]	1,001	11,562
Websense Inc.[a]	1,634	31,781
Yahoo! Inc.[a]	51,916	1,423,018

		12,734,311

IRON & STEEL – 0.50%
AK Steel Holding Corp.	4,574	287,156
Allegheny Technologies Inc.	3,844	264,583
Carpenter Technology Corp.	1,931	99,022
Cleveland-Cliffs Inc.	1,636	262,414
Nucor Corp.	10,629	802,490
Reliance Steel & Aluminum Co.	2,668	162,161
Steel Dynamics Inc.	7,851	273,607
United States Steel Corp.	4,804	739,576

		2,891,009

LEISURE TIME – 0.26%
Brunswick Corp.	4,353	72,608
Callaway Golf Co.	2,664	36,603
Carnival Corp.	17,051	684,939

Security	Shares	Value
Harley-Davidson Inc.	9,865	$377,336
Life Time Fitness Inc.[a,b]	1,311	47,655
Polaris Industries Inc.[b]	1,286	59,863
Royal Caribbean Cruises Ltd.	5,375	171,463
WMS Industries Inc.[a]	1,881	68,073

		1,518,540

LODGING – 0.35%
Boyd Gaming Corp.	2,232	41,850
Choice Hotels International Inc.	1,302	44,906
Gaylord Entertainment Co.[a,b]	1,965	58,203
Las Vegas Sands Corp.[a,b]	4,166	317,533
Marriott International Inc. Class A	12,506	428,956
MGM MIRAGE[a]	5,048	258,205
Orient-Express Hotels Ltd.	1,638	76,249
Starwood Hotels & Resorts Worldwide Inc.	7,262	379,149
Wyndham Worldwide Corp.	7,093	152,358
Wynn Resorts Ltd.	2,530	266,510

		2,023,919

MACHINERY – 1.14%
AGCO Corp.[a]	3,754	225,728
Albany International Corp. Class A	1,014	36,808
Astec Industries Inc.[a]	516	18,911
Briggs & Stratton Corp.	2,434	37,045
Bucyrus International Inc. Class A	1,486	187,132
Caterpillar Inc.	25,439	2,082,945
Cognex Corp.	1,547	38,984
Cummins Inc.	7,452	466,868
Deere & Co.	17,803	1,496,698
Flowserve Corp.	2,313	287,020
Gardner Denver Inc.[a]	2,062	95,780
Graco Inc.	2,515	104,146
IDEX Corp.	3,156	115,794
Intermec Inc.[a]	1,921	40,572
Joy Global Inc.	4,352	323,136
Manitowoc Co. Inc. (The)	5,164	195,302
Nordson Corp.	1,211	71,485
Rockwell Automation Inc.	5,357	290,510
Terex Corp.[a]	4,120	287,082
Wabtec Corp.	1,839	78,856
Zebra Technologies Corp. Class Aa	2,730	100,328

		6,581,130

36	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

April 30, 2008

Security	Shares	Value

MANUFACTURING – 4.40%
Actuant Corp. Class A	2,020	$68,417
Acuity Brands Inc.	1,646	78,745
AptarGroup Inc.	2,547	112,450
Brink’s Co. (The)	1,508	109,707
Carlisle Companies Inc.	2,392	69,081
Ceradyne Inc.[a]	1,022	39,817
CLARCOR Inc.	2,006	84,172
Cooper Industries Ltd.	7,100	300,969
Crane Co.	2,306	94,408
Danaher Corp.	9,918	773,802
Donaldson Co. Inc.	2,794	121,651
Dover Corp.	7,769	384,332
Eastman Kodak Co.	12,459	222,892
Eaton Corp.	5,940	521,770
ESCO Technologies Inc.[a]	886	41,252
General Electric Co.	405,215	13,250,531
Harsco Corp.	3,288	195,077
Hexcel Corp.[a]	3,547	79,382
Honeywell International Inc.	27,836	1,653,458
Illinois Tool Works Inc.	18,496	967,156
Ingersoll-Rand Co. Ltd. Class A	11,158	495,192
ITT Industries Inc.	7,266	465,024
Lancaster Colony Corp.	654	24,976
Leggett & Platt Inc.	7,447	123,620
Matthews International Corp. Class A	1,246	61,602
Pall Corp.	5,041	175,276
Parker Hannifin Corp.	6,793	542,421
Pentair Inc.	4,123	151,850
Roper Industries Inc.	3,517	218,476
SPX Corp.	2,187	269,001
Teleflex Inc.	1,679	92,496
Textron Inc.	10,300	628,403
3M Co.	26,309	2,023,162
Tredegar Corp.	1,027	16,781
Trinity Industries Inc.	3,544	107,738
Tyco International Ltd.	19,956	933,741

		25,498,828

Security	Shares	Value
MEDIA – 2.63%
A. H. Belo Corp. Class Aa	760	$7,410
Belo Corp. Class A	3,782	38,198
Cablevision Systems Corp.[a]	9,440	217,120
CBS Corp. Class A	691	15,983
CBS Corp. Class B	24,274	560,001
Charter Communications Inc. Class Aa,b	18,995	20,325
Clear Channel Communications Inc.	18,628	561,634
Comcast Corp. Class A	78,140	1,605,777
Comcast Corp. Class A Special	38,885	787,032
CTC Media Inc.[a]	1,416	36,632
DIRECTV Group Inc. (The)[a]	28,581	704,236
Discovery Holding Co. Class Aa	10,734	248,599
Dish Network Corp. Class Aa	8,538	254,774
E.W. Scripps Co. Class A	3,132	140,658
Entercom Communications Corp.	1,546	16,388
Gannett Co. Inc.	9,727	278,387
Gemstar-TV Guide International Inc.[a]	10,435	42,053
Idearc Inc.	7,547	24,905
John Wiley & Sons Inc. Class A	1,961	90,304
Lee Enterprises Inc.[b]	2,306	17,825
Liberty Global Inc. Class Aa	7,013	248,190
Liberty Global Inc. Class Ca	6,744	223,901
Liberty Media Corp. – Liberty Capital Group Series Aa	4,897	75,267
Liberty Media Corp. – Liberty Entertainment Series Aa	20,548	533,221
McClatchy Co. (The) Class Ab	3,274	34,377
McGraw-Hill Companies Inc. (The)	13,413	549,799
Media General Inc. Class A	1,492	21,903
Meredith Corp.	1,582	51,273
New York Times Co. (The) Class Ab	6,046	117,897
News Corp. Class A	74,213	1,328,413
News Corp. Class B	18,050	333,925
Scholastic Corp.[a]	1,361	38,312
Sinclair Broadcast Group Inc. Class A	2,587	22,740
Sirius Satellite Radio Inc.[a,b]	53,629	137,827
Time Warner Cable Inc. Class Aa	6,144	172,032

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

April 30, 2008

Security	Shares	Value
Time Warner Inc.	147,245	$2,186,588
Viacom Inc. Class Aa	456	17,652
Viacom Inc. Class Ba	22,062	848,063
Walt Disney Co. (The)	71,573	2,321,112
Washington Post Co. (The) Class B	235	154,066
XM Satellite Radio Holdings Inc. Class Aa	13,291	148,195

		15,232,994

METAL FABRICATE & HARDWARE – 0.20%
Commercial Metals Co.	4,620	143,867
Kaydon Corp.	1,158	60,644
Mueller Industries Inc.	1,474	47,713
Mueller Water Products Inc. Class B	2,791	22,161
Precision Castparts Corp.	5,597	657,983
Timken Co. (The)	2,934	106,064
Valmont Industries Inc.	733	72,171
Worthington Industries Inc.	2,858	51,473

		1,162,076

MINING – 0.79%
Alcoa Inc.	33,271	1,157,165
Coeur d’Alene Mines Corp.[a]	23,627	72,535
Freeport-McMoRan Copper & Gold Inc.	15,502	1,763,353
Kaiser Aluminum Corp.	734	50,374
Newmont Mining Corp.	17,729	783,799
RTI International Metals Inc.[a]	932	38,389
Southern Copper Corp.	3,000	344,280
Stillwater Mining Co.[a]	2,095	29,707
Titanium Metals Corp.	3,412	51,999
USEC Inc.[a,b]	5,906	27,404
Vulcan Materials Co.	3,597	247,546

		4,566,551

OFFICE & BUSINESS EQUIPMENT – 0.15%
IKON Office Solutions Inc.	2,700	29,565
Pitney Bowes Inc.	8,876	320,512
Xerox Corp.	37,551	524,587

		874,664

OFFICE FURNISHINGS – 0.02%
Herman Miller Inc.	2,176	50,766
HNI Corp.[b]	1,427	31,066

Security	Shares	Value
Interface Inc. Class A	1,899	$24,383
Steelcase Inc. Class A	2,787	30,880

		137,095

OIL & GAS – 10.33%
Anadarko Petroleum Corp.	19,068	1,269,166
Apache Corp.	13,274	1,787,742
Atwood Oceanics Inc.[a]	1,080	108,745
Berry Petroleum Co. Class A	1,420	70,318
Cabot Oil & Gas Corp.	4,081	232,495
Cheniere Energy Inc.[a]	1,915	18,652
Chesapeake Energy Corp.	19,762	1,021,695
Chevron Corp.	84,282	8,103,714
Cimarex Energy Co.	3,338	207,957
Comstock Resources Inc.[a]	1,766	80,335
ConocoPhillips	58,657	5,053,301
Crosstex Energy Inc.	1,615	55,895
Delta Petroleum Corp.[a]	2,676	65,669
Denbury Resources Inc.[a]	9,714	296,860
Devon Energy Corp.	17,074	1,936,192
Diamond Offshore Drilling Inc.	2,647	331,960
Encore Acquisition Co.[a]	2,035	92,857
ENSCO International Inc.	5,827	371,355
EOG Resources Inc.	10,046	1,310,802
EXCO Resources Inc.[a]	4,000	89,280
Exxon Mobil Corp.	218,429	20,329,185
Forest Oil Corp.[a]	3,167	186,631
Frontier Oil Corp.	4,372	108,644
Grey Wolf Inc.[a]	7,324	45,921
Helmerich & Payne Inc.	3,744	201,240
Hess Corp.	11,815	1,254,753
Holly Corp.	1,786	74,083
Marathon Oil Corp.	28,946	1,319,069
Mariner Energy Inc.[a]	3,200	88,192
Murphy Oil Corp.	7,143	645,299
Nabors Industries Ltd.[a]	11,657	437,604
Newfield Exploration Co.[a]	5,389	327,436
Noble Corp.	10,874	611,989
Noble Energy Inc.	6,861	596,907
Occidental Petroleum Corp.	33,421	2,780,961
Parker Drilling Co.[a]	5,707	45,770
Patterson-UTI Energy Inc.	6,315	176,441
Penn Virginia Corp.	1,360	71,400

38	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

April 30, 2008

Security	Shares	Value
Petrohawk Energy Corp.[a]	8,098	$191,437
Pioneer Natural Resources Co.	4,826	278,605
Plains Exploration & Production Co.[a]	4,689	292,031
Pride International Inc.[a]	6,707	284,712
Quicksilver Resources Inc.[a]	4,450	184,631
Range Resources Corp.	5,982	397,085
Rowan Companies Inc.	4,494	175,221
Southwestern Energy Co.[a]	13,886	587,517
St. Mary Land & Exploration Co.	2,521	110,218
Stone Energy Corp.[a]	1,261	76,845
Sunoco Inc.	4,847	224,949
Swift Energy Co.[a]	1,196	62,359
Tesoro Corp.	5,777	145,234
Transocean Inc.[a]	12,894	1,901,349
Ultra Petroleum Corp.[a]	6,143	510,299
Unit Corp.[a]	1,758	111,651
Valero Energy Corp.	22,416	1,095,022
Whiting Petroleum Corp.[a]	1,666	127,482
XTO Energy Inc.	20,571	1,272,522

		59,835,684

OIL & GAS SERVICES – 2.27%
Baker Hughes Inc.	12,572	1,016,823
BJ Services Co.	12,189	344,583
Cameron International Corp.[a]	8,914	438,836
Core Laboratories NVa	888	111,249
Dresser-Rand Group Inc.[a]	3,427	125,325
Dril-Quip Inc.[a]	1,103	63,047
Exterran Holdings Inc.[a]	2,649	176,927
FMC Technologies Inc.[a]	5,184	348,365
Global Industries Ltd.[a]	3,268	52,157
Halliburton Co.	36,086	1,656,708
Helix Energy Solutions Group Inc.[a]	3,339	115,362
Hercules Offshore Inc.[a]	3,483	91,812
ION Geophysical Corp.[a]	2,945	46,914
Key Energy Services Inc.[a]	5,238	71,761
National Oilwell Varco Inc.[a]	16,698	1,142,978
Newpark Resources Inc.[a]	4,697	25,787
Oceaneering International Inc.[a]	2,114	141,173
Oil States International Inc.[a]	2,029	101,572
Schlumberger Ltd.	48,371	4,863,704
SEACOR Holdings Inc.[a]	875	74,471

Security	Shares	Value
Smith International Inc.	8,142	$622,944
Superior Energy Services Inc.[a]	3,212	142,549
Tetra Technologies Inc.[a]	2,835	46,097
Tidewater Inc.	2,250	146,745
Weatherford International Ltd.[a]	13,801	1,113,327
W-H Energy Services Inc.[a]	1,172	90,584

		13,171,800

PACKAGING & CONTAINERS – 0.24%
Ball Corp.	3,923	210,979
Bemis Co. Inc.	4,072	107,094
Crown Holdings Inc.[a]	6,344	170,273
Greif Inc. Class A	964	62,274
Owens-Illinois Inc.[a]	6,009	331,396
Packaging Corp. of America	4,085	89,788
Pactiv Corp.[a]	5,415	128,823
Sealed Air Corp.	6,917	174,931
Sonoco Products Co.	4,014	132,261

		1,407,819

PHARMACEUTICALS – 4.89%
Abbott Laboratories	62,548	3,299,407
Alkermes Inc.[a]	3,941	48,987
Allergan Inc.	12,320	694,478
Alpharma Inc. Class Aa	2,074	51,041
AmerisourceBergen Corp.	6,590	267,225
Amylin Pharmaceuticals Inc.[a,b]	5,676	156,544
APP Pharmaceuticals Inc.[a]	998	13,034
Barr Pharmaceuticals Inc.[a]	4,462	224,126
BioMarin Pharmaceutical Inc.[a,b]	3,850	140,371
Bristol-Myers Squibb Co.	80,274	1,763,620
Cardinal Health Inc.	14,517	755,900
Cephalon Inc.[a]	2,819	175,934
Cubist Pharmaceuticals Inc.[a]	2,284	44,218
CVTherapeutics Inc.[a,b]	3,168	28,987
Eli Lilly and Co.	39,292	1,891,517
Endo Pharmaceuticals Holdings Inc.[a]	5,231	129,886
Express Scripts Inc.[a]	8,574	600,351
Forest Laboratories Inc.[a]	12,668	439,706
Gilead Sciences Inc.[a]	37,924	1,962,946
Herbalife Ltd.	2,062	90,274
Hospira Inc.[a]	6,230	256,365
ImClone Systems Inc.[a]	2,390	111,494

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

April 30, 2008

Security	Shares	Value
Isis Pharmaceuticals Inc.[a]	4,220	$49,712
King Pharmaceuticals Inc.[a]	10,454	98,163
Medarex Inc.[a]	5,120	36,710
Medco Health Solutions Inc.[a]	21,678	1,073,928
Medicines Co. (The)[a]	2,054	40,567
Medicis Pharmaceutical Corp. Class A	2,765	56,959
Merck & Co. Inc.	88,256	3,357,258
Mylan Inc.	12,584	165,731
NBTY Inc.[a]	2,459	69,221
Noven Pharmaceuticals Inc.[a]	497	4,523
Omnicare Inc.	5,385	109,585
Onyx Pharmaceuticals Inc.[a]	2,357	82,872
OSI Pharmaceuticals Inc.[a]	2,368	82,051
Par Pharmaceutical Companies Inc.[a]	1,348	22,983
Perrigo Co.	3,160	129,528
Pfizer Inc.	276,957	5,569,605
PharMerica Corp.[a]	1,166	19,857
Schering-Plough Corp.	66,100	1,216,901
Sepracor Inc.[a]	4,504	97,061
Theravance Inc.[a]	2,824	35,272
United Therapeutics Corp.[a]	838	70,811
Valeant Pharmaceuticals International[a,b]	3,497	46,440
VCA Antech Inc.[a]	3,235	104,717
Warner Chilcott Ltd. Class Aa	3,441	59,220
Watson Pharmaceuticals Inc.[a]	4,305	133,627
Wyeth	54,294	2,414,454

		28,294,167

PIPELINES – 0.53%
El Paso Corp.	29,374	503,470
Equitable Resources Inc.	4,659	309,218
National Fuel Gas Co.	2,746	140,540
ONEOK Inc.	3,780	181,894
Questar Corp.	6,884	427,015
Spectra Energy Corp.	25,658	633,753
Williams Companies Inc. (The)	24,099	855,515

		3,051,405

Security	Shares	Value
REAL ESTATE – 0.13%
Brookfield Properties Corp.	8,484	$170,783
CB Richard Ellis Group Inc. Class Aa	8,389	193,954
Forest City Enterprises Inc. Class A	2,877	106,276
Forestar Real Estate Group Inc.[a]	1,446	36,005
Jones Lang LaSalle Inc.	1,235	95,848
St. Joe Co. (The)[b]	3,761	152,960

		755,826

REAL ESTATE INVESTMENT TRUSTS – 1.94%
Alexandria Real Estate Equities Inc.	1,246	130,867
AMB Property Corp.	3,929	226,900
Annaly Capital Management Inc.	18,096	303,289
Apartment Investment and Management Co. Class A	4,257	157,424
AvalonBay Communities Inc.	3,223	321,494
BioMed Realty Trust Inc.	2,656	69,056
Boston Properties Inc.	4,798	482,151
Brandywine Realty Trust	4,203	73,342
BRE Properties Inc. Class A	2,046	98,106
Camden Property Trust	2,353	124,497
CapitalSource Inc.	7,392	103,858
CBL & Associates Properties Inc.	2,896	70,923
Colonial Properties Trust	1,773	42,960
Corporate Office Properties Trust	1,806	67,364
Cousins Properties Inc.[b]	1,552	39,436
DCT Industrial Trust Inc.	7,442	74,420
Developers Diversified Realty Corp.	4,699	201,822
DiamondRock Hospitality Co.	3,845	49,024
Digital Realty Trust Inc.	2,203	85,366
Douglas Emmett Inc.	4,422	105,067
Duke Realty Corp.	6,251	152,649
Entertainment Properties Trust	1,027	54,801
Equity Lifestyle Properties Inc.	870	43,013
Equity Residential	11,260	467,515
Essex Property Trust Inc.	981	116,739
Federal Realty Investment Trust	2,336	191,902
FelCor Lodging Trust Inc.	2,803	35,290
First Industrial Realty Trust Inc.[b]	1,792	54,136

40	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

April 30, 2008

Security	Shares	Value
Franklin Street Properties Corp.	2,489	$36,763
General Growth Properties Inc.	9,705	397,517
HCP Inc.	8,857	316,195
Health Care REIT Inc.	3,467	167,976
Healthcare Realty Trust Inc.	2,270	64,309
Highwoods Properties Inc.	2,390	83,746
Home Properties Inc.	1,428	75,070
Hospitality Properties Trust	3,540	113,740
Host Hotels & Resorts Inc.	20,476	352,187
HRPT Properties Trust	10,514	72,862
iStar Financial Inc.	5,806	111,766
Kilroy Realty Corp.	1,291	67,545
Kimco Realty Corp.	8,981	358,432
LaSalle Hotel Properties	1,782	57,149
Lexington Realty Trust	2,726	39,254
Liberty Property Trust	3,818	133,745
Macerich Co. (The)	2,883	210,834
Mack-Cali Realty Corp.	2,841	110,856
Maguire Properties Inc.	2,322	37,384
Mid-America Apartment Communities Inc.	992	52,080
National Retail Properties Inc.	2,658	60,895
Nationwide Health Properties Inc.	3,828	137,885
Newcastle Investment Corp.[b]	2,607	25,783
Pennsylvania Real Estate Investment Trust	1,900	47,842
Post Properties Inc.	2,200	80,740
ProLogis	10,239	641,064
Public Storage	5,173	469,191
RAIT Financial Trust	3,534	26,858
Realty Income Corp.	4,061	106,845
Redwood Trust Inc.[b]	1,348	44,875
Regency Centers Corp.	2,698	193,096
Senior Housing Properties Trust	3,818	91,441
Simon Property Group Inc.	9,140	912,720
SL Green Realty Corp.	2,305	213,904
Strategic Hotels & Resorts Inc.	3,880	55,911
Sunstone Hotel Investors Inc.	2,527	47,204
Taubman Centers Inc.	2,143	121,444
UDR Inc.	5,897	149,076
Ventas Inc.	5,562	270,091
Vornado Realty Trust	5,730	533,406

Security	Shares	Value
Washington Real Estate Investment Trust	1,689	$60,010
Weingarten Realty Investors[b]	3,172	117,015

		11,210,117

RETAIL – 5.25%
Abercrombie & Fitch Co. Class A	3,496	259,788
Advance Auto Parts Inc.	3,726	129,218
Aeropostale Inc.[a]	2,622	83,353
American Eagle Outfitters Inc.	7,344	134,909
AnnTaylor Stores Corp.[a]	2,396	60,619
AutoNation Inc.[a,b]	5,423	86,822
AutoZone Inc.[a]	1,675	202,256
Barnes & Noble Inc.	2,082	67,207
Bed Bath & Beyond Inc.[a]	10,597	344,403
Best Buy Co. Inc.	13,866	596,515
Big Lots Inc.[a,b]	3,727	100,741
BJ’s Wholesale Club Inc.[a]	2,575	98,159
Blockbuster Inc. Class Aa,b	7,115	20,776
Bob Evans Farms Inc.	1,032	28,968
Borders Group Inc.	2,863	18,037
Brinker International Inc.	4,193	95,139
Brown Shoe Co. Inc.	2,160	36,029
CarMax Inc.[a,b]	8,881	184,281
Casey’s General Store Inc.	1,902	42,091
Cato Corp. Class A	1,023	17,647
CBRL Group Inc.	849	31,362
CEC Entertainment Inc.[a]	930	34,596
Charming Shoppes Inc.[a]	6,157	31,770
Cheesecake Factory Inc. (The)[a]	2,556	57,842
Chico’s FAS Inc.[a]	6,864	48,528
Children’s Place Retail Stores Inc. (The)[a]	932	21,669
Chipotle Mexican Grill Inc. Class Aa	585	57,406
Chipotle Mexican Grill Inc. Class Ba	781	66,362
Christopher & Banks Corp.	1,367	16,199
Circuit City Stores Inc.[b]	9,701	45,983
Collective Brands Inc.[a,b]	2,595	32,100
Copart Inc.[a]	2,733	111,698
Costco Wholesale Corp.	17,757	1,265,186
CVS Caremark Corp.	58,152	2,347,596

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

April 30, 2008

Security	Shares	Value
Darden Restaurants Inc.	5,355	$190,531
Dick’s Sporting Goods Inc.[a]	3,271	93,551
Dillard’s Inc. Class A	3,108	63,403
Dollar Tree Inc.[a]	3,661	115,688
Dress Barn Inc.[a]	1,530	20,594
Family Dollar Stores Inc.	5,292	113,249
Foot Locker Inc.	6,751	85,400
Fred’s Inc.	1,187	13,152
GameStop Corp. Class Aa	5,990	329,690
Gap Inc. (The)	21,767	405,302
Genesco Inc.[a]	848	18,792
Group 1 Automotive Inc.	930	24,812
Home Depot Inc.	68,480	1,972,224
IHOP Corp.[b]	845	39,411
Insight Enterprises Inc.[a]	1,722	20,767
J. Crew Group Inc.[a,b]	1,825	86,688
J.C. Penney Co. Inc.	8,075	343,188
Jack in the Box Inc.[a]	2,266	60,616
Kohl’s Corp.[a]	11,441	558,893
Limited Brands Inc.	12,450	230,574
Longs Drug Stores Corp.	1,108	44,386
Lowe’s Companies Inc.	59,541	1,499,838
Macy’s Inc.	17,237	435,924
McDonald’s Corp.	46,853	2,791,502
Men’s Wearhouse Inc. (The)	1,879	50,038
MSC Industrial Direct Co. Inc. Class A	1,887	92,010
99 Cents Only Stores[a]	1,914	18,202
Nordstrom Inc.	7,702	271,573
Nu Skin Enterprises Inc. Class A	2,091	37,492
Office Depot Inc.[a]	11,968	151,754
OfficeMax Inc.	3,434	62,739
O’Reilly Automotive Inc.[a]	4,652	134,303
P.F. Chang’s China Bistro Inc.[a,b]	1,081	33,543
Pacific Sunwear of California Inc.[a]	2,977	39,922
Panera Bread Co. Class Aa,b	1,074	56,127
Pantry Inc. (The)[a]	890	9,657
Papa John’s International Inc.[a]	763	20,601
Pep Boys – Manny, Moe & Jack (The)	2,589	23,094
PetSmart Inc.	5,020	112,348
Pier 1 Imports Inc.[a]	4,699	36,652
RadioShack Corp.	5,297	73,628

Security	Shares	Value
Regis Corp.	1,740	$50,808
Rite Aid Corp.[a,b]	23,857	64,414
Ross Stores Inc.	5,249	175,789
Ruby Tuesday Inc.	2,084	17,735
Saks Inc.[a]	5,599	72,843
Sally Beauty Co. Inc.[a]	3,095	18,756
Sears Holdings Corp.[a,b]	3,188	314,369
Select Comfort Corp.[a,b]	1,744	5,267
Sonic Corp.[a]	2,362	51,940
Staples Inc.	28,425	616,823
Starbucks Corp.[a]	29,767	483,118
Target Corp.	30,113	1,599,904
Tiffany & Co.	5,075	220,966
TJX Companies Inc. (The)	17,560	565,783
Tractor Supply Co.[a]	1,344	47,793
Triarc Companies Inc. Class B	2,944	20,902
Tween Brands Inc.[a]	851	16,169
Under Armour Inc. Class Aa,b	1,234	41,129
Urban Outfitters Inc.[a]	4,816	164,948
Walgreen Co.	40,173	1,400,029
Wal-Mart Stores Inc.	100,253	5,812,669
Wendy’s International Inc.	3,822	110,838
Williams-Sonoma Inc.[b]	3,632	95,885
World Fuel Services Corp.	1,130	27,753
Yum! Brands Inc.	19,222	781,951
Zale Corp.[a,b]	2,098	43,471

		30,379,165

SAVINGS & LOANS – 0.24%
Anchor BanCorp Wisconsin Inc.	1,394	21,175
Astoria Financial Corp.	4,104	97,265
Dime Community Bancshares Inc.	1,831	34,185
Downey Financial Corp.[b]	1,623	22,949
First Niagara Financial Group Inc.	5,347	77,157
FirstFed Financial Corp.[a,b]	749	11,445
Guaranty Financial Group Inc.[a]	1,446	11,062
Hudson City Bancorp Inc.	19,377	370,682
New York Community Bancorp Inc.	13,873	259,009
NewAlliance Bancshares Inc.	5,242	70,557
People’s United Financial Inc.	7,680	130,330
Provident Financial Services Inc.	3,073	47,416
Sovereign Bancorp Inc.	14,842	110,870
Washington Federal Inc.	4,112	97,907

		1,362,009

42	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

April 30, 2008

Security	Shares	Value
SEMICONDUCTORS – 2.54%
Actel Corp.[a]	1,020	$16,810
Advanced Micro Devices Inc.[a,b]	25,436	151,599
Altera Corp.	12,153	258,616
Amkor Technology Inc.[a]	4,262	40,702
Analog Devices Inc.	11,846	381,560
Applied Materials Inc.	55,131	1,028,744
Applied Micro Circuits Corp.[a]	3,000	26,280
Atmel Corp.[a]	17,375	64,635
ATMI Inc.[a]	1,361	40,068
Axcelis Technologies Inc.[a]	5,760	31,104
Broadcom Corp. Class Aa	19,513	506,557
Brooks Automation Inc.[a]	2,879	29,826
Cabot Microelectronics Corp.[a]	786	26,763
Cirrus Logic Inc.[a]	2,926	20,921
Cohu Inc.	687	11,933
Conexant Systems Inc.[a]	29,072	14,391
Cree Inc.[a,b]	3,248	84,448
Cypress Semiconductor Corp.[a]	6,582	185,086
DSP Group Inc.[a]	1,033	13,563
Emulex Corp.[a]	3,269	42,791
Entegris Inc.[a,b]	4,594	34,639
Exar Corp.[a]	1,551	13,075
Fairchild Semiconductor International Inc. Class Aa	5,486	71,537
FormFactor Inc.[a]	1,775	34,204
Integrated Device Technology Inc.[a]	7,898	84,430
Intel Corp.	235,904	5,251,223
International Rectifier Corp.[a]	3,132	71,284
Intersil Corp. Class A	5,150	137,608
KLA-Tencor Corp.	7,344	320,786
Kulicke and Soffa Industries Inc.[a]	1,881	12,396
Lam Research Corp.[a,b]	4,898	200,034
Lattice Semiconductor Corp.[a]	7,745	26,256
Linear Technology Corp.	8,389	293,279
LSI Corp.[a]	30,369	188,288
Marvell Technology Group Ltd.[a]	19,221	248,912
MEMC Electronic Materials Inc.[a]	9,312	586,377
Micrel Inc.	1,488	14,612
Microchip Technology Inc.	7,586	278,786
Micron Technology Inc.[a]	32,264	249,078

Security	Shares	Value
Microsemi Corp.[a]	2,746	$67,277
National Semiconductor Corp.	10,693	218,030
Novellus Systems Inc.[a]	5,018	109,693
NVIDIA Corp.[a]	22,271	457,669
OmniVision Technologies Inc.[a]	2,012	32,272
ON Semiconductor Corp.[a]	15,378	114,874
Photronics Inc.[a]	1,653	17,522
PMC-Sierra Inc.[a]	8,096	62,906
QLogic Corp.[a]	5,315	84,827
Rambus Inc.[a]	4,255	97,695
Semtech Corp.[a,b]	2,074	33,682
Silicon Image Inc.[a]	2,907	17,355
Silicon Laboratories Inc.[a]	2,127	71,829
SiRFTechnology Holdings Inc.[a]	2,179	12,878
Skyworks Solutions Inc.[a,b]	5,954	51,740
Teradyne Inc.[a]	7,575	100,672
Tessera Technologies Inc.[a]	1,830	37,039
Texas Instruments Inc.	53,784	1,568,341
TriQuint Semiconductor Inc.[a]	4,811	31,705
Varian Semiconductor Equipment Associates Inc.[a]	2,940	107,692
Veeco Instruments Inc.[a]	1,032	19,433
Xilinx Inc.	11,408	282,576
Zoran Corp.[a]	1,917	25,228

		14,716,136

SOFTWARE – 3.88%
ACI Worldwide Inc.[a]	1,337	29,548
Activision Inc.[a]	11,548	312,373
Acxiom Corp.	2,746	32,485
Adobe Systems Inc.[a]	22,313	832,052
Advent Software Inc.[a]	692	27,583
ANSYS Inc.[a]	3,080	123,908
Autodesk Inc.[a]	9,264	352,032
Automatic Data Processing Inc.	21,772	962,322
Avid Technology Inc.[a,b]	1,653	34,498
BMC Software Inc.[a]	7,759	269,703
Broadridge Financial Solutions Inc.	6,405	119,261
CA Inc.	17,213	381,096
Cerner Corp.[a,b]	2,497	115,536
Citrix Systems Inc.[a]	7,615	249,391
Compuware Corp.[a]	11,591	87,396
CSG Systems International Inc.[a]	1,115	13,492

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

April 30, 2008

Security	Shares	Value
Dun & Bradstreet Corp. (The)	2,300	$193,890
Electronic Arts Inc.[a]	12,749	656,191
Fair Isaac Corp.	2,012	49,837
Fidelity National Information Services Inc.	7,607	274,308
Fiserv Inc.[a]	6,689	338,129
Global Payments Inc.	3,274	144,907
IMS Health Inc.	7,410	183,398
Informatica Corp.[a]	4,014	64,063
Intuit Inc.[a]	12,633	340,712
JDA Software Group Inc.[a]	1,231	23,266
MasterCard Inc. Class A	2,961	823,632
Metavante Technologies Inc.[a]	5,217	122,965
Microsoft Corp.	338,344	9,649,571
MoneyGram International Inc.	10,128	15,698
NAVTEQ Corp.[a]	3,851	285,783
Novell Inc.[a]	14,609	91,745
Nuance Communications Inc.[a]	6,960	141,149
Oracle Corp.[a]	159,200	3,319,320
Parametric Technology Corp.[a]	4,928	85,895
Paychex Inc.	13,426	488,304
Progress Software Corp.[a]	1,592	48,126
Quest Software Inc.[a]	2,051	27,319
Red Hat Inc.[a]	8,202	168,715
Salesforce.com Inc.[a]	4,130	275,595
SEI Investments Co.	5,717	133,035
Sybase Inc.[a]	3,141	92,408
Take-Two Interactive Software Inc.[a]	3,113	81,685
THQ Inc.[a]	2,656	56,520
Total System Services Inc.	7,995	190,281
Trident Microsystems Inc.[a]	2,385	10,351
VeriFone Holdings Inc.[a]	3,210	35,920
VMware Inc. Class Aa,b	1,606	107,024
Wind River Systems Inc.[a]	2,766	22,792

		22,485,210

TELECOMMUNICATIONS – 5.70%
Adaptec Inc.[a]	8,180	22,822
ADC Telecommunications Inc.[a]	5,300	74,306
ADTRAN Inc.	2,420	57,257
Amdocs Ltd.[a]	7,748	243,132
American Tower Corp. Class Aa	16,609	721,163
Anixter International Inc.[a]	1,167	66,484

Security	Shares	Value
ARRIS Group Inc.[a]	6,688	$54,173
AT&T Inc.	244,889	9,479,653
Atheros Communications Inc.[a]	2,217	59,017
Black Box Corp.	703	20,900
CenturyTel Inc.	4,350	141,158
Ciena Corp.[a]	3,669	124,049
Cincinnati Bell Inc.[a]	9,630	44,683
Cisco Systems Inc.[a]	241,699	6,197,162
Citizens Communications Co.	14,625	156,780
CommScope Inc.[a]	2,847	135,375
Corning Inc.	63,889	1,706,475
Crown Castle International Corp.[a]	11,653	452,719
EchoStar Corp.[a]	1,629	50,678
Embarq Corp.	6,155	255,863
Extreme Networks Inc.[a]	4,630	14,029
Finisar Corp.[a,b]	9,797	13,226
Foundry Networks Inc.[a]	5,041	64,172
Harmonic Inc.[a]	4,193	34,676
Harris Corp.	5,521	298,300
IDT Corp. Class Ba	4,517	17,300
InterDigital Inc.[a]	2,067	41,898
JDS Uniphase Corp.[a]	9,190	131,509
Juniper Networks Inc.[a]	21,258	587,146
Leap Wireless International Inc.[a]	2,120	113,356
Level 3 Communications Inc.[a,b]	66,772	198,313
MetroPCS Communications Inc.[a]	7,573	148,734
Motorola Inc.	92,566	921,957
NeuStar Inc. Class Aa	3,154	86,767
Newport Corp.[a]	1,543	17,760
NII Holdings Inc. Class Ba	6,702	306,549
Plantronics Inc.	1,899	47,304
Polycom Inc.[a]	3,659	81,962
Powerwave Technologies Inc.[a]	8,892	24,275
QUALCOMM Inc.	65,575	2,832,184
Qwest Communications International Inc.	59,943	309,306
RCN Corp.[a]	2,745	31,458
RF Micro Devices Inc.[a]	13,825	46,590
SAVVIS Inc.[a]	1,115	16,335
SBA Communications Corp.[a,b]	4,022	130,071
Sonus Networks Inc.[a]	10,725	43,007
Sprint Nextel Corp.	113,943	910,405

44	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

April 30, 2008

Security	Shares	Value
Sycamore Networks Inc.[a]	7,570	$24,375
Tekelec[a]	2,378	35,004
TeleCorp PCS Inc. Escrow[c]	1,292	—
Telephone and Data Systems Inc.	2,336	89,469
Telephone and Data Systems Inc. Special	2,109	76,451
Tellabs Inc.[a]	17,313	89,335
3Com Corp.[a]	18,235	43,582
Time Warner Telecom Inc. Class Aa	6,296	123,402
United States Cellular Corp.[a]	616	33,972
UTStarcom Inc.[a,b]	4,028	13,091
Verizon Communications Inc.	117,705	4,529,288
Virgin Media Inc.	12,888	166,255
Windstream Corp.	19,144	224,751

		32,981,413

TEXTILES – 0.06%
Cintas Corp.	5,510	163,151
G&K Services Inc. Class A	821	25,886
Mohawk Industries Inc.[a]	2,153	164,037

		353,074

TOYS, GAMES & HOBBIES – 0.09%
Hasbro Inc.	5,218	185,552
JAKKS Pacific Inc.[a]	868	20,389
Marvel Entertainment Inc.[a]	1,933	55,458
Mattel Inc.	14,763	276,806

		538,205

TRANSPORTATION – 1.76%
Alexander & Baldwin Inc.	1,691	84,939
American Commercial Lines Inc.[a]	1,829	28,935
Arkansas Best Corp.	865	34,150
Bristow Group Inc.[a]	873	46,051
Burlington Northern Santa Fe Corp.	12,808	1,313,460
C.H. Robinson Worldwide Inc.	6,909	433,056
Con-way Inc.	1,835	84,869
CSX Corp.	16,546	1,041,571
Expeditors International Washington Inc.	8,662	403,563
FedEx Corp.	11,665	1,118,324
Forward Air Corp.	1,061	36,169
General Maritime Corp.	1,077	28,142
Genesee & Wyoming Inc. Class Aa	1,141	40,711

Security	Shares	Value
J.B. Hunt Transport Services Inc.	3,307	$112,339
Kansas City Southern Industries Inc.[a,b]	3,202	144,346
Kirby Corp.[a]	2,068	113,409
Landstar System Inc.	2,006	104,232
Norfolk Southern Corp.	15,425	919,022
Old Dominion Freight Line Inc.[a]	1,104	33,893
Overseas Shipholding Group Inc.	1,234	92,871
Pacer International Inc.	1,437	26,671
Ryder System Inc.	2,396	164,054
Teekay Corp.	1,947	88,861
Union Pacific Corp.	10,719	1,556,292
United Parcel Service Inc. Class B	27,743	2,008,871
UTi Worldwide Inc.	3,371	74,095
Werner Enterprises Inc.	1,828	35,555
YRC Worldwide Inc.[a,b]	3,092	50,245

		10,218,696

TRUCKING & LEASING – 0.02%
GATX Corp.	2,147	94,468

		94,468

WATER – 0.02%
Aqua America Inc.[b]	5,400	99,522

		99,522

TOTAL COMMON STOCKS (Cost: $ 522,211,018)		578,134,979

SHORT-TERM INVESTMENTS – 1.10%

MONEY MARKET FUNDS – 1.10%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.85%[d,e]	365,471	365,471
BGI Cash Premier Fund LLC 2.90%[d,e,f]	6,037,694	6,037,694

		6,403,165

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 6,403,165)		6,403,165

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

April 30, 2008

Value
TOTAL INVESTMENTS IN SECURITIES – 100.92% (Cost: $528,614,183)	$584,538,144

Other Assets, Less Liabilities – (0.92)%	(5,350,278)

NET ASSETS – 100.00%	$579,187,866

NVS – Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
f	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

46	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

April 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.93%

ELECTRIC – 0.03%
OGE Energy Corp.	10,876	$355,536

		355,536

OIL & GAS – 81.86%
Anadarko Petroleum Corp.	425,263	28,305,505
Apache Corp.	280,981	37,842,521
Atwood Oceanics Inc.[a]	1,535	154,559
Berry Petroleum Co. Class A	22,400	1,109,248
Cabot Oil & Gas Corp.	89,346	5,090,042
Cheniere Energy Inc.[a]	33,203	323,397
Chesapeake Energy Corp.	239,822	12,398,797
Chevron Corp.	1,845,163	177,412,422
Cimarex Energy Co.	30,445	1,896,724
Comstock Resources Inc.[a]	27,239	1,239,102
ConocoPhillips	623,293	53,696,692
Crosstex Energy Inc.	26,901	931,044
Delta Petroleum Corp.[a]	41,010	1,006,385
Denbury Resources Inc.[a]	97,052	2,965,909
Devon Energy Corp.	369,040	41,849,136
Diamond Offshore Drilling Inc.	64,031	8,030,128
Encore Acquisition Co.[a]	32,233	1,470,792
ENSCO International Inc.	89,962	5,733,278
EOG Resources Inc.	235,560	30,735,869
EXCO Resources Inc.[a]	53,398	1,191,843
Exxon Mobil Corp.	2,965,046	275,956,831
Forest Oil Corp.[a]	38,641	2,277,114
Frontier Oil Corp.	69,684	1,731,647
Grey Wolf Inc.[a]	118,831	745,070
Helmerich & Payne Inc.	92,887	4,992,676
Hess Corp.	239,381	25,422,262
Holly Corp.	2,165	89,804
Marathon Oil Corp.	496,568	22,628,604
Mariner Energy Inc.[a]	65,260	1,798,566
Murphy Oil Corp.	190,276	17,189,534
Nabors Industries Ltd.[a,b]	190,460	7,149,868
Newfield Exploration Co.[a]	86,866	5,277,978
Noble Corp.	196,843	11,078,324
Noble Energy Inc.	117,790	10,247,730
Occidental Petroleum Corp.	720,599	59,961,043
Parker Drilling Co.[a]	68,935	552,859
Patterson-UTI Energy Inc.	95,206	2,660,056

Security	Shares	Value
Penn Virginia Corp.	9,543	$501,008
Petrohawk Energy Corp.[a]	105,539	2,494,942
Pioneer Natural Resources Co.	119,037	6,872,006
Plains Exploration & Production Co.[a]	65,460	4,076,849
Pride International Inc.[a]	60,338	2,561,348
Quicksilver Resources Inc.[a]	75,320	3,125,027
Range Resources Corp.	69,215	4,594,492
Rowan Companies Inc.	40,327	1,572,350
Southwestern Energy Co.[a]	187,182	7,919,670
St. Mary Land & Exploration Co.	34,732	1,518,483
Stone Energy Corp.[a]	216	13,163
Sunoco Inc.	102,174	4,741,895
Swift Energy Co.[a]	18,717	975,904
Tesoro Corp.	64,289	1,616,226
Transocean Inc.[a]	199,139	29,365,037
Ultra Petroleum Corp.[a]	75,177	6,244,953
Unit Corp.[a]	16,550	1,051,091
Valero Energy Corp.	403,886	19,729,831
Whiting Petroleum Corp.[a]	7,116	544,516
XTO Energy Inc.	302,883	18,736,342

		981,398,492

OIL & GAS SERVICES – 17.54%
Baker Hughes Inc.	321,914	26,036,404
BJ Services Co.	191,743	5,420,575
Cameron International Corp.[a]	137,324	6,760,461
Core Laboratories NVa	9,509	1,191,288
Dresser-Rand Group Inc.[a]	46,786	1,710,964
Exterran Holdings Inc.[a]	26,217	1,751,033
FMC Technologies Inc.[a]	56,968	3,828,250
Global Industries Ltd.[a]	1,313	20,956
Halliburton Co.	589,162	27,048,427
Helix Energy Solutions Group Inc.[a]	54,058	1,867,704
Hercules Offshore Inc.[a]	28,478	750,680
ION Geophysical Corp.[a,b]	44,580	710,159
Key Energy Services Inc.[a]	37,966	520,134
National Oilwell Varco Inc.[a]	236,346	16,177,884
Newpark Resources Inc.[a]	56,636	310,932
Oceaneering International Inc.[a]	10,598	707,734
Oil States International Inc.[a]	29,353	1,469,411
Schlumberger Ltd.	811,740	81,620,457
SEACOR Holdings Inc.[a]	6,470	550,662

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

April 30, 2008

Security	Shares	Value
Smith International Inc.	137,058	$10,486,308
Superior Energy Services Inc.[a]	19,726	875,440
Tetra Technologies Inc.[a]	17,791	289,282
Tidewater Inc.	32,593	2,125,715
Weatherford International Ltd.[a]	204,547	16,500,807
W-H Energy Services Inc.[a]	18,993	1,467,969

		210,199,636

PIPELINES – 0.44%
El Paso Corp.	309,401	5,303,133

		5,303,133

TRANSPORTATION – 0.06%
Bristow Group Inc.[a]	14,007	738,869

		738,869

TOTAL COMMON STOCKS (Cost: $945,054,458)		1,197,995,666

SHORT-TERM INVESTMENTS – 0.46%

MONEY MARKET FUNDS – 0.46%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.85%[c,d]	1,035,781	1,035,781
BGI Cash Premier Fund LLC 2.90%[c,d,e]	4,489,437	4,489,437

		5,525,218

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,525,218)		5,525,218

TOTAL INVESTMENTS IN SECURITIES – 100.39% (Cost: $950,579,676)		1,203,520,884

Other Assets, Less Liabilities – (0.39)%		(4,664,189)

NET ASSETS – 100.00%		$1,198,856,695

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

48	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

April 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.85%

BIOTECHNOLOGY – 11.58%
Abraxis BioScience Inc.[a]	3,210	$190,289
Affymetrix Inc.[a]	37,613	410,358
Alexion Pharmaceuticals Inc.[a]	20,361	1,433,007
Amgen Inc.[a]	593,137	24,834,646
Biogen Idec Inc.[a]	160,297	9,728,425
Bio-Rad Laboratories Inc. Class Aa	9,975	831,416
Celera Group[a]	43,293	579,260
Celgene Corp.[a]	220,291	13,688,883
Charles River Laboratories International Inc.[a]	36,806	2,136,588
Enzo Biochem Inc.[a]	20,318	166,201
Enzon Pharmaceuticals Inc.[a]	23,590	205,705
Genentech Inc.[a]	253,026	17,256,373
Genzyme Corp.[a]	142,841	10,048,864
Human Genome Sciences Inc.[a]	72,978	478,006
Illumina Inc.[a,b]	30,078	2,342,775
Incyte Corp.[a]	42,272	458,651
InterMune Inc.[a,b]	16,656	263,998
Invitrogen Corp.[a,b]	25,412	2,377,801
Millennium Pharmaceuticals Inc.[a]	175,067	4,353,916
Millipore Corp.[a]	29,915	2,097,041
Myriad Genetics Inc.[a]	23,887	992,266
Nektar Therapeutics[a]	50,094	241,453
PDL BioPharma Inc.[a]	63,899	847,301
Regeneron Pharmaceuticals Inc.[a]	41,305	810,404
Savient Pharmaceuticals Inc.[a]	28,931	631,853
Vertex Pharmaceuticals Inc.[a]	75,411	1,924,489

		99,329,969

COMMERCIAL SERVICES – 0.37%
PAREXEL International Corp.[a]	30,622	777,799
Pharmaceutical Product Development Inc.	57,280	2,372,538

		3,150,337

DISTRIBUTION & WHOLESALE – 0.12%
Owens & Minor Inc.	22,027	998,264

		998,264

ELECTRONICS – 2.38%
Applied Biosystems Group	92,217	2,942,644
Thermo Fisher Scientific Inc.[a]	229,172	13,262,184

Security	Shares	Value
Varian Inc.[a]	16,762	$853,689
Waters Corp.[a]	54,710	3,362,477

		20,420,994

HEALTH CARE - PRODUCTS – 32.02%
Advanced Medical Optics Inc.[a,b]	32,487	682,227
Alcon Inc.	41,578	6,569,324
American Medical Systems Holdings Inc.[a]	39,176	552,382
ArthroCare Corp.[a,b]	14,954	673,827
Baxter International Inc.	346,185	21,574,249
Beckman Coulter Inc.	34,031	2,324,317
Becton, Dickinson and Co.	125,692	11,236,865
Boston Scientific Corp.[a]	751,861	10,022,307
C.R. Bard Inc.	55,028	5,181,987
Cepheid Inc.[a]	29,823	583,636
Cooper Companies Inc. (The)	24,314	850,990
Covidien Ltd.	270,078	12,609,942
Datascope Corp.	6,867	257,238
DENTSPLY International Inc.	77,911	3,028,401
Edwards Lifesciences Corp.[a]	31,371	1,738,581
Gen-Probe Inc.[a]	29,279	1,650,164
Haemonetics Corp.[a]	13,997	801,048
Henry Schein Inc.[a]	48,272	2,672,821
Hill-Rom Holdings Inc.	33,348	838,035
Hologic Inc.[a,b]	139,009	4,057,673
IDEXX Laboratories Inc.[a]	33,700	1,792,840
Immucor Inc.[a]	38,114	1,028,316
Intuitive Surgical Inc.[a]	20,899	6,045,245
Invacare Corp.	16,877	304,461
Inverness Medical Innovations Inc.[a]	41,733	1,544,121
Johnson & Johnson	1,546,573	103,759,584
Kinetic Concepts Inc.[a]	29,352	1,164,100
Medtronic Inc.	622,124	30,284,996
Mentor Corp.	18,484	541,027
NuVasive Inc.[a]	18,854	719,280
Patterson Companies Inc.[a]	70,339	2,405,594
PSS World Medical Inc.[a]	36,222	596,576
ResMed Inc.[a]	42,393	1,827,986
St. Jude Medical Inc.[a]	185,750	8,132,135
Steris Corp.	35,022	970,460
Stryker Corp.	171,408	11,112,381
TECHNE Corp.[a]	21,612	1,567,302

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

April 30, 2008

Security	Shares	Value
Varian Medical Systems Inc.[a]	68,984	$3,233,970
Zimmer Holdings Inc.[a]	130,421	9,672,021

		274,608,409

HEALTH CARE - SERVICES – 10.58%
Aetna Inc.	273,395	11,920,022
AMERIGROUP Corp.[a]	28,594	743,158
Apria Healthcare Group Inc.[a]	23,973	422,404
Brookdale Senior Living Inc.	22,648	592,925
Centene Corp.[a]	23,689	435,167
Community Health Systems Inc.[a]	52,439	1,968,036
Covance Inc.[a]	34,686	2,906,340
Coventry Health Care Inc.[a]	85,520	3,825,310
DaVita Inc.[a]	58,401	3,060,796
Health Management Associates Inc. Class Aa	132,282	943,171
Health Net Inc.[a]	58,730	1,720,202
HealthSouth Corp.[a]	43,328	852,262
Healthways Inc.[a]	19,118	698,380
Humana Inc.[a]	92,660	4,428,221
Laboratory Corp. of America Holdings[a]	60,541	4,578,110
LifePoint Hospitals Inc.[a,b]	31,051	935,256
Lincare Holdings Inc.[a]	40,633	989,007
Magellan Health Services Inc.[a]	21,399	825,787
Odyssey Healthcare Inc.[a]	17,737	162,293
Pediatrix Medical Group Inc.[a]	26,452	1,799,265
Psychiatric Solutions Inc.[a,b]	29,087	1,009,610
Quest Diagnostics Inc.	82,298	4,129,714
Sunrise Senior Living Inc.[a]	23,915	512,977
Tenet Healthcare Corp.[a]	259,574	1,661,274
UnitedHealth Group Inc.	683,103	22,289,651
Universal Health Services Inc. Class B	26,611	1,666,913
WellCare Health Plans Inc.[a]	22,737	995,426
WellPoint Inc.[a]	296,028	14,727,393

		90,799,070

INSURANCE – 0.76%
CIGNA Corp.	152,879	6,529,462

		6,529,462

Security	Shares	Value

PHARMACEUTICALS – 42.04%
Abbott Laboratories	839,951	$44,307,415
Alkermes Inc.[a]	55,487	689,703
Allergan Inc.	164,881	9,294,342
Alpharma Inc. Class Aa	23,778	585,177
Amylin Pharmaceuticals Inc.[a,b]	73,844	2,036,617
APP Pharmaceuticals Inc.[a]	12,839	167,677
Barr Pharmaceuticals Inc.[a]	58,316	2,929,213
BioMarin Pharmaceutical Inc.[a,b]	52,335	1,908,134
Bristol-Myers Squibb Co.	1,074,285	23,602,041
Cephalon Inc.[a]	36,767	2,294,628
Cubist Pharmaceuticals Inc.[a,b]	30,081	582,368
CVTherapeutics Inc.[a]	30,566	279,679
Eli Lilly and Co.	527,819	25,409,207
Endo Pharmaceuticals Holdings Inc.[a]	72,878	1,809,561
Express Scripts Inc.[a]	116,168	8,134,083
Forest Laboratories Inc.[a]	170,531	5,919,131
Gilead Sciences Inc.[a]	507,854	26,286,523
Hospira Inc.[a]	85,028	3,498,902
ImClone Systems Inc.[a]	33,729	1,573,458
Isis Pharmaceuticals Inc.[a,b]	47,525	559,844
King Pharmaceuticals Inc.[a]	131,913	1,238,663
Medarex Inc.[a]	68,547	491,482
Medco Health Solutions Inc.[a]	291,835	14,457,506
Medicines Co. (The)[a]	28,361	560,130
Medicis Pharmaceutical Corp. Class A	30,453	627,332
Merck & Co. Inc.	1,187,990	45,191,140
Mylan Inc.[b]	165,627	2,181,308
Noven Pharmaceuticals Inc.[a]	13,413	122,058
Onyx Pharmaceuticals Inc.[a]	29,819	1,048,436
OSI Pharmaceuticals Inc.[a]	31,659	1,096,984
Par Pharmaceutical Companies Inc.[a]	19,159	326,661
Perrigo Co.	42,888	1,757,979
Pfizer Inc.	3,728,866	74,987,495
PharMerica Corp.[a]	15,567	265,106
Schering-Plough Corp.	884,409	16,281,970
Sepracor Inc.[a]	61,352	1,322,136
Theravance Inc.[a,b]	28,163	351,756
United Therapeutics Corp.[a]	11,119	939,555

50	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

April 30, 2008

Security	Shares	Value
Valeant
Pharmaceuticals International[a]	43,026	$571,385
Warner Chilcott Ltd. Class Aa	46,290	796,651
Watson Pharmaceuticals Inc.[a]	55,968	1,737,247
Wyeth	728,183	32,382,298

		360,602,981

TOTAL COMMON STOCKS
(Cost: $986,482,367)		856,439,486

SHORT-TERM INVESTMENTS – 1.98%

MONEY MARKET FUNDS – 1.98%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.85%[c,d]	838,368	838,368
BGI Cash Premier Fund LLC
2.90%[c,d,e]	16,100,895	16,100,895

		16,939,263

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,939,263)		16,939,263

TOTAL INVESTMENTS IN SECURITIES – 101.83% (Cost: $1,003,421,630)		873,378,749

Other Assets, Less Liabilities – (1.83)%		(15,681,645)

NET ASSETS – 100.00%		$857,697,104

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	51

Schedule of Investments

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

April 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.95%

COMMERCIAL SERVICES – 0.21%
Gartner Inc.[a]	37,688	$863,809
SAIC Inc.[a]	75,970	1,443,430

		2,307,239

COMPUTERS – 29.50%
Agilysys Inc.	15,194	166,526
Apple Inc.[a]	467,603	81,339,542
Brocade Communications Systems Inc.[a]	211,467	1,514,104
CACI International Inc. Class Aa,b	16,281	816,004
Cadence Design Systems Inc.[a]	141,298	1,572,647
Cognizant Technology Solutions Corp.[a]	152,362	4,913,674
Computer Sciences Corp.[a]	96,739	4,216,853
Dell Inc.[a]	1,050,051	19,562,450
Diebold Inc.	40,066	1,570,587
DST Systems Inc.[a,b]	28,115	1,682,402
Electronic Data Systems Corp.	274,428	5,093,384
Electronics For Imaging Inc.[a]	37,571	541,774
EMC Corp.[a]	1,115,380	17,176,852
Hewlett-Packard Co.	1,141,683	52,917,007
Hutchinson Technology Inc.[a]	17,133	242,261
Imation Corp.	20,448	479,301
International Business Machines Corp.	736,786	88,930,070
Jack Henry & Associates Inc.	48,988	1,287,405
Lexmark International Inc. Class Aa	51,291	1,610,024
Mentor Graphics Corp.[a]	47,269	475,999
MICROS Systems Inc.[a]	49,877	1,778,115
NCR Corp.[a]	101,877	2,509,231
NetApp Inc.[a]	191,005	4,622,321
Palm Inc.[b]	56,580	325,901
Perot Systems Corp. Class Aa	51,047	798,375
Quantum Corp.[a]	130,645	228,629
SanDisk Corp.[a]	122,008	3,305,197
Seagate Technology	286,722	5,410,444
SRA International Inc. Class Aa	23,296	611,986
Sun Microsystems Inc.[a]	460,033	7,204,117
Synopsys Inc.[a]	76,755	1,773,808

Security	Shares	Value
Teradata Corp.[a]	97,789	$2,081,928
Unisys Corp.[a]	182,994	761,255
Western Digital Corp.[a]	120,475	3,492,570

		321,012,743

DISTRIBUTION & WHOLESALE – 0.29%
Brightpoint Inc.[a]	28,582	261,811
Ingram Micro Inc. Class Aa	93,316	1,587,305
Tech Data Corp.[a]	37,953	1,275,600

		3,124,716

ELECTRONICS – 0.04%
Cymer Inc.[a,b]	15,786	410,278

		410,278

ENERGY – ALTERNATE SOURCES – 0.52%
First Solar Inc.[a]	19,292	5,633,071

		5,633,071

ENGINEERING & CONSTRUCTION – 0.03%
Dycom Industries Inc.[a]	21,598	310,579

		310,579

ENTERTAINMENT – 0.04%
Macrovision Corp.[a]	27,123	428,001

		428,001

INTERNET – 11.01%
Akamai Technologies Inc.[a]	87,690	3,136,671
Ariba Inc.[a]	42,856	508,701
Avocent Corp.[a]	30,670	598,372
Check Point Software Technologies Ltd.[a]	97,924	2,312,965
Digital River Inc.[a,b]	20,735	681,145
EarthLink Inc.[a]	66,569	607,775
Equinix Inc.[a,b]	16,586	1,499,706
F5 Networks Inc.[a]	45,635	1,032,720
Google Inc. Class Aa	125,695	72,185,382
InfoSpace Inc.	17,632	212,642
Interwoven Inc.[a]	22,152	249,432
j2 Global Communications Inc.[a]	26,812	573,777
McAfee Inc.[a]	85,592	2,845,934
RealNetworks Inc.[a]	50,813	313,008
S1 Corp.[a]	29,514	199,515
SonicWALL Inc.[a]	35,623	273,941
Symantec Corp.[a]	461,316	7,943,862
TIBCO Software Inc.[a]	100,450	770,451

52	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

April 30, 2008

Security	Shares	Value
United Online Inc.	37,449	$399,955
VeriSign Inc.[a]	117,987	4,253,431
Vignette Corp.[a]	13,953	161,157
Websense Inc.[a]	23,627	459,545
Yahoo! Inc.[a]	677,817	18,578,964

		119,799,051

MACHINERY– 0.06%
Intermec Inc.[a]	29,027	613,050

		613,050

OFFICE & BUSINESS EQUIPMENT – 1.17%
IKON Office Solutions Inc.	65,636	718,714
Pitney Bowes Inc.	130,086	4,697,405
Xerox Corp.	523,451	7,312,610

		12,728,729
RETAIL – 0.03%
Insight Enterprises Inc.[a]	25,850	311,751

		311,751
SEMICONDUCTORS – 17.88%
Actel Corp.[a]	13,730	226,270
Advanced Micro Devices Inc.[a,b]	292,692	1,744,444
Altera Corp.	179,278	3,815,036
Amkor Technology Inc.[a]	55,444	529,490
Analog Devices Inc.	168,001	5,411,312
Applied Materials Inc.	738,083	13,772,629
Applied Micro Circuits Corp.[a]	37,150	325,434
Atmel Corp.[a]	208,353	775,073
ATMI Inc.[a]	19,158	564,012
Axcelis Technologies Inc.[a]	53,233	287,458
Broadcom Corp. Class Aa	247,028	6,412,847
Brooks Automation Inc.[a]	33,531	347,381
Cabot Microelectronics Corp.[a]	13,831	470,946
Cirrus Logic Inc.[a]	42,299	302,438
Cohu Inc.	12,183	211,619
Conexant Systems Inc.[a]	257,019	127,224
Cree Inc.[a,b]	40,910	1,063,660
Cypress Semiconductor Corp.[a]	80,149	2,253,790
DSP Group Inc.[a]	17,093	224,431
Emulex Corp.[a]	47,912	627,168
Entegris Inc.[a]	59,382	447,740
Exar Corp.[a]	22,931	193,308

Security	Shares	Value
Fairchild Semiconductor International Inc. Class Aa	65,463	$853,638
FormFactor Inc.[a]	26,703	514,567
Integrated Device Technology Inc.[a]	101,024	1,079,947
Intel Corp.	3,082,617	68,619,054
International Rectifier Corp.[a]	37,752	859,236
Intersil Corp. Class A	68,825	1,839,004
KLA-Tencor Corp.	98,563	4,305,232
Kulicke and Soffa Industries Inc.[a]	28,418	187,275
Lam Research Corp.[a]	65,501	2,675,061
Lattice Semiconductor Corp.[a]	60,488	205,054
Linear Technology Corp.	111,390	3,894,194
LSI Corp.[a]	372,534	2,309,711
Marvell Technology Group Ltd.[a]	244,545	3,166,858
MEMC Electronic Materials Inc.[a]	121,550	7,654,003
Micrel Inc.	29,050	285,271
Microchip Technology Inc.	114,398	4,204,126
Micron Technology Inc.[a]	398,107	3,073,386
Microsemi Corp.[a]	37,025	907,112
National Semiconductor Corp.	139,554	2,845,506
Novellus Systems Inc.[a]	61,292	1,339,843
NVIDIA Corp.[a]	292,462	6,010,094
OmniVision Technologies Inc.[a]	27,275	437,491
ON Semiconductor Corp.[a]	194,670	1,454,185
Photronics Inc.[a]	20,562	217,957
PMC-Sierra Inc.[a]	114,531	889,906
QLogic Corp.[a]	75,967	1,212,433
Rambus Inc.[a]	51,104	1,173,348
Semtech Corp.[a]	32,206	523,025
Silicon Image Inc.[a]	44,384	264,972
Silicon Laboratories Inc.[a]	28,741	970,584
SiRFTechnology Holdings Inc.[a,b]	29,165	172,365
Skyworks Solutions Inc.[a,b]	84,253	732,159
Teradyne Inc.[a]	91,602	1,217,391
Tessera Technologies Inc.[a]	25,363	513,347
Texas Instruments Inc.	743,475	21,679,731
TriQuint Semiconductor Inc.[a]	73,335	483,278

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

April 30, 2008

Security	Shares	Value
Varian Semiconductor Equipment Associates Inc.[a]	40,404	$1,479,999
Xilinx Inc.	155,648	3,855,401
Zoran Corp.[a]	25,614	337,080

		194,576,534

SOFTWARE – 20.70%
ACI Worldwide Inc.[a]	17,463	385,932
Adobe Systems Inc.[a]	306,111	11,414,879
Advent Software Inc.[a]	10,213	407,090
ANSYS Inc.[a]	42,699	1,717,781
Autodesk Inc.[a]	124,261	4,721,918
BMC Software Inc.[a]	105,199	3,656,717
CA Inc.	224,679	4,974,393
Cerner Corp.[a,b]	37,695	1,744,148
Citrix Systems Inc.[a]	101,116	3,311,549
Compuware Corp.[a]	151,037	1,138,819
CSG Systems International Inc.[a]	18,705	226,331
Fair Isaac Corp.	29,124	721,401
Informatica Corp.[a]	47,205	753,392
Intuit Inc.[a]	165,433	4,461,728
JDA Software Group Inc.[a]	15,573	294,330
Microsoft Corp.	4,456,341	127,094,845
Novell Inc.[a]	182,889	1,148,543
Nuance Communications Inc.[a,b]	91,962	1,864,989
Oracle Corp.[a]	2,091,424	43,606,190
Parametric Technology Corp.[a]	59,363	1,034,697
Progress Software Corp.[a]	25,261	763,640
Quest Software Inc.[a]	30,004	399,653
Red Hat Inc.[a]	101,345	2,084,667
Salesforce.com Inc.[a]	52,317	3,491,113
Sybase Inc.[a]	49,168	1,446,523
Trident Microsystems Inc.[a]	31,442	136,458
VeriFone Holdings Inc.[a]	43,498	486,743
VMware Inc. Class Aa,b	21,534	1,435,026
Wind River Systems Inc.[a]	43,408	357,682

		225,281,177

TELECOMMUNICATIONS – 18.47%
Adaptec Inc.[a]	74,539	207,964
ADC Telecommunications Inc.[a]	61,074	856,257
ADTRAN Inc.	32,807	776,214

Security	Shares	Value
Amdocs Ltd.[a]	105,040	$3,296,155
American Tower Corp. Class Aa	218,298	9,478,499
ARRIS Group Inc.[a]	69,068	559,451
Atheros Communications Inc.[a]	29,663	789,629
Ciena Corp.[a,b]	45,299	1,531,559
Cisco Systems Inc.[a]	3,185,675	81,680,707
Corning Inc.	831,479	22,208,804
Crown Castle International Corp.[a]	153,307	5,955,977
EchoStar Corp.[a]	22,217	691,171
Extreme Networks Inc.[a]	75,139	227,671
Finisar Corp.[a]	131,061	176,932
Foundry Networks Inc.[a,b]	71,872	914,931
Harmonic Inc.[a]	49,679	410,845
Harris Corp.	76,927	4,156,366
InterDigital Inc.[a]	24,745	501,581
JDS Uniphase Corp.[a]	112,816	1,614,397
Juniper Networks Inc.[a]	278,306	7,686,812
Motorola Inc.	1,226,612	12,217,056
Plantronics Inc.	25,910	645,418
Polycom Inc.[a]	48,071	1,076,790
QUALCOMM Inc.	873,831	37,740,761
RF Micro Devices Inc.[a]	140,281	472,747
SAVVIS Inc.[a]	15,123	221,552
SBA Communications Corp.[a]	53,303	1,723,819
Sonus Networks Inc.[a]	140,542	563,573
Sycamore Networks Inc.[a]	103,291	332,597
Tekelec[a]	32,254	474,779
Tellabs Inc.[a]	211,398	1,090,814
3Com Corp.[a]	217,480	519,777
UTStarcom Inc.[a,b]	55,691	180,996

		200,982,601

TOTAL COMMON STOCKS (Cost: $1,156,923,812)		1,087,519,520

54	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

April 30, 2008

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.20%

MONEY MARKET FUNDS – 1.20%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.85%[c,d]	753,695	$753,695
BGI Cash Premier Fund LLC
2.90%[c,d,e]	12,323,903	12,323,903

		13,077,598

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,077,598)		13,077,598

TOTAL INVESTMENTS IN SECURITIES – 101.15% (Cost: $1,170,001,410)		1,100,597,118

Other Assets, Less Liabilities – (1.15)%		(12,548,995)

NET ASSETS – 100.00%		$1,088,048,123

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	55

Schedule of Investments

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

April 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.97%

HOLDING COMPANIES - DIVERSIFIED – 4.54%
Leucadia National Corp.	528,044	$27,046,414

		27,046,414

TELECOMMUNICATIONS – 95.43%
Alaska Communications Systems Group Inc.	388,082	4,338,757
AT&T Inc.	3,334,337	129,072,185
Atlantic Tele-Network Inc.	35,016	1,090,048
Cbeyond Inc.[a,b]	216,413	4,271,993
Centennial Communications Corp.[a]	726,662	4,403,572
CenturyTel Inc.	436,958	14,179,287
Cincinnati Bell Inc.[a]	1,682,210	7,805,454
Citizens Communications Co.	1,347,405	14,444,182
Consolidated Communications Holdings Inc.	239,313	3,422,176
Embarq Corp.	503,616	20,935,317
FairPoint Communications Inc.	747,667	6,886,013
FiberTower Corp.[a]	1,322,355	2,009,980
General Communication Inc.
Class Aa	521,552	3,238,838
Global Crossing Ltd.[a,b]	241,429	4,036,693
Globalstar Inc.[a,b]	482,717	1,564,003
IDT Corp. Class Ba	718,433	2,751,598
Iowa Telecommunications Services Inc.	276,357	4,786,503
iPCS Inc.	159,722	4,858,743
Leap Wireless International Inc.[a,b]	254,702	13,618,916
Level 3 Communications Inc.[a,b]	6,644,526	19,734,242
MetroPCS Communications Inc.[a]	827,862	16,259,210
NII Holdings Inc. Class Ba	591,674	27,063,169
NTELOS Holdings Corp.	236,697	6,125,718
PAETEC Holding Corp.[a]	701,528	5,408,781
Qwest Communications International Inc.[b]	4,661,777	24,054,769
RCN Corp.[a]	367,071	4,206,634

Security	Shares	Value
Rural Cellular Corp.
Class Aa,b	71,884	$3,194,525
Sprint Nextel Corp.	6,135,581	49,023,292
SureWest Communications	177,013	2,462,251
TeleCorp PCS Inc. Escrow[c]	15,427	2
Telephone and Data Systems Inc.	412,237	15,788,677
TerreStar Corp.[a]	455,349	2,053,624
Time Warner Telecom Inc. Class Aa,b	714,814	14,010,354
United States Cellular Corp.[a]	119,765	6,605,040
USA Mobility Inc.[a]	328,600	2,346,204
Verizon Communications Inc.	2,266,052	87,197,681
Virgin Media Inc.	1,138,417	14,685,579
Virgin Mobile USA Inc.
Class Aa,b	172,423	715,555
Vonage Holdings Corp.[a,b]	743,240	1,464,183
Windstream Corp.	1,616,479	18,977,463

		569,091,211

TOTAL COMMON STOCKS (Cost: $777,578,990)		596,137,625

SHORT-TERM INVESTMENTS – 7.47%

MONEY MARKET FUNDS – 7.47%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.85%[d,e]	814,245	814,245
BGI Cash Premier Fund LLC 2.90%[d,e,f]	43,717,847	43,717,847

		44,532,092

TOTAL SHORT-TERM INVESTMENTS
(Cost: $44,532,092)		44,532,092

TOTAL INVESTMENTS IN SECURITIES – 107.44% (Cost: $822,111,082)		640,669,717

Other Assets, Less Liabilities – (7.44)%		(44,355,199)

NET ASSETS – 100.00%		$596,314,518

56	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

April 30, 2008

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
f	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	57

Schedule of Investments

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

April 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.82%

ELECTRIC – 81.54%
AES Corp. (The)[a]	900,160	$15,626,778
Allegheny Energy Inc.	225,499	12,131,846
ALLETE Inc.	33,880	1,415,168
Alliant Energy Corp.	148,871	5,607,971
Ameren Corp.	278,712	12,642,376
American Electric Power Co. Inc.	530,864	23,692,460
Aquila Inc.[a]	503,353	1,812,071
Avista Corp.	71,023	1,458,102
Black Hills Corp.	50,762	1,980,226
CenterPoint Energy Inc.	390,081	5,937,033
Cleco Corp.	80,444	1,931,460
CMS Energy Corp.	302,022	4,403,481
Consolidated Edison Inc.	364,786	15,175,098
Constellation Energy Group Inc.	239,922	20,309,397
Dominion Resources Inc.	775,955	33,668,687
DPL Inc.	152,247	4,237,034
DTE Energy Co.	220,771	8,899,279
Duke Energy Corp.	1,691,137	30,964,718
Dynegy Inc. Class Aa	540,528	4,659,351
Edison International	403,535	21,052,421
El Paso Electric Co.[a]	62,075	1,401,033
Energy East Corp.	213,288	4,862,966
Entergy Corp.	263,866	30,307,649
Exelon Corp.	889,916	76,070,020
FirstEnergy Corp.	411,053	31,092,049
FPL Group Inc.	501,288	33,230,382
Great Plains Energy Inc.	115,795	2,968,984
Hawaiian Electric Industries Inc.	109,791	2,706,348
IDACORP Inc.	60,641	1,967,194
Integrys Energy Group Inc.	103,089	4,936,932
ITC Holdings Corp.	65,157	3,634,457
Mirant Corp.[a,b]	346,561	14,247,123
Northeast Utilities	207,260	5,455,083
NorthWestern Corp.	49,974	1,240,355
NRG Energy Inc.[a,b]	318,840	14,013,018
NSTAR	133,706	4,306,670
Pepco Holdings Inc.	270,186	6,730,333
PG&E Corp.	479,715	19,188,600
Pinnacle West Capital Corp.	133,655	4,536,251

Security	Shares	Value
PNM Resources Inc.	94,453	$1,368,624
Portland General Electric Co.	84,243	2,021,832
PPL Corp.	501,886	24,100,566
Progress Energy Inc.	347,004	14,570,698
Public Service Enterprise Group Inc.	685,624	30,105,750
Puget Energy Inc.	157,858	4,295,316
Reliant Energy Inc.[a]	465,712	11,987,427
SCANA Corp.	141,955	5,597,286
Sierra Pacific Resources Corp.	315,187	4,295,999
Southern Co. (The)	1,024,106	38,127,466
TECO Energy Inc.	280,662	4,493,399
UniSource Energy Corp.	47,475	1,483,119
Westar Energy Inc.	134,674	3,123,090
Wisconsin Energy Corp.	157,793	7,488,856
Xcel Energy Inc.	578,209	12,026,747

		655,586,579

GAS – 7.33%
AGL Resources Inc.	105,023	3,570,782
Atmos Energy Corp.	119,357	3,303,802
Energen Corp.	87,935	6,000,684
New Jersey Resources Corp.	55,852	1,778,886
Nicor Inc.	60,529	2,125,778
NiSource Inc.	369,525	6,614,497
Northwest Natural Gas Co.	35,834	1,607,872
Piedmont Natural Gas Co.	95,255	2,504,254
Sempra Energy	309,956	17,565,207
Southern Union Co.	135,639	3,475,071
Southwest Gas Corp.	56,678	1,636,294
UGI Corp.	141,437	3,677,362
Vectren Corp.	102,372	2,895,080
WGL Holdings Inc.	66,231	2,172,377

		58,927,946

PIPELINES – 10.54%
Equitable Resources Inc.	155,550	10,323,853
National Fuel Gas Co.	94,692	4,846,337
ONEOK Inc.	130,800	6,294,096
Questar Corp.	232,159	14,400,823
Spectra Energy Corp.	845,579	20,885,801
Williams Companies Inc. (The)	788,867	28,004,778

		84,755,688

58	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

April 30, 2008

Security	Shares	Value
WATER – 0.41%
Aqua America Inc.	177,732	$3,275,601

		3,275,601

TOTAL COMMON STOCKS (Cost: $732,608,324)		802,545,814

SHORT-TERM INVESTMENTS – 2.68%

MONEY MARKET FUNDS – 2.68%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.85%[c,d]	1,034,319	1,034,319
BGI Cash Premier Fund LLC 2.90%[c,d,e]	20,475,171	20,475,171

		21,509,490

TOTAL SHORT-TERM INVESTMENTS
(Cost: $21,509,490)		21,509,490

TOTAL INVESTMENTS IN SECURITIES – 102.50% (Cost: $754,117,814)		824,055,304

Other Assets, Less Liabilities – (2.50)%		(20,077,236)

NET ASSETS – 100.00%		$803,978,068

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	59

Schedule of Investments

iSHARES® DOW JONES EPAC SELECT DIVIDEND INDEX FUND

April 30, 2008

Security	Shares	Value
COMMON STOCKS – 98.42%

AUSTRALIA – 30.02%
Amcor Ltd.	45,327	$288,319
APN News & Media Ltd.	29,783	116,474
Australia and New Zealand Banking Group Ltd.	40,252	830,699
Australian Pipeline Trust	228,955	705,521
BlueScope Steel Ltd.	48,981	510,038
Boral Ltd.	55,332	324,324
Commonwealth Bank of Australia	34,249	1,447,513
CSR Ltd.	42,949	127,895
Futuris Corp. Ltd.	35,844	71,271
Great Southern Plantations Ltd.	88,944	129,915
Iluka Resources Ltd.	53,675	198,782
Insurance Australia Group Ltd.	47,821	196,029
John Fairfax Holdings Ltd.	37,207	122,717
Lend Lease Corp. Ltd.	42,108	492,038
Lion Nathan Ltd.	34,916	274,741
Macquarie Airports	52,664	155,832
Macquarie Infrastructure Group	73,109	194,971
Mirvac Group	54,839	217,046
National Australia Bank Ltd.	43,384	1,235,073
Perpetual Ltd.	45,805	2,367,132
Qantas Airways Ltd.	27,671	88,658
Sims Group Ltd.	40,020	1,247,541
St. George Bank Ltd.	38,715	970,085
Stockland Corp. Ltd.	44,341	302,104
Suncorp-Metway Ltd.	43,181	555,440
Tabcorp Holdings Ltd.	69,202	744,727
Telstra Corp. Ltd.	38,512	165,490
Ten Network Holdings Ltd.	43,703	92,251
Wesfarmers Ltd.	47,589	1,677,221
Wesfarmers Ltd. New[a]	5,949	209,653
Westfield Group	47,363	814,097
Westpac Banking Corp.	35,641	822,528
Zinifex Ltd.	98,919	941,485

		18,637,610

CANADA – 3.11%
Bank of Montreal	14,558	724,214
Manitoba Telecom Services Inc.	14,703	582,514
Russel Metals Inc.	21,464	623,396

		1,930,124

Security	Shares	Value

FRANCE – 3.11%
Credit Agricole SA	12,093	$407,617
France Telecom SA	11,745	368,641
Societe Generale	6,915	809,170
Societe Generale NV New[b]	2,973	343,447

		1,928,875

HONG KONG – 6.17%
BOC Hong Kong (Holdings) Ltd.	174,000	449,811
CITIC Pacific Ltd.	102,000	477,638
CLP Holdings Ltd.	174,000	1,379,570
Hongkong Electric Holdings Ltd.	145,000	909,668
Industrial and Commercial Bank of China (Asia) Ltd.	145,000	395,306
TPV Technology Ltd.	58,000	40,330
VTech Holdings Ltd.	32,000	175,506

		3,827,829

IRELAND – 3.46%
Allied Irish Banks PLC	38,744	817,343
Bank of Ireland	50,518	703,931
Irish Life & Permanent PLC	39,295	629,220

		2,150,494

ITALY – 7.79%
Arnoldo Mondadori Editore SpA	41,992	366,113
Enel SpA	52,345	569,657
Eni SpA	45,936	1,769,349
Milano Assicurazioni SpA	37,352	244,389
Pirelli & C. Real Estate SpA	59,365	1,794,901
Telecom Italia SpA	43,648	91,876

		4,836,285

JAPAN – 1.18%
Takefuji Corp.	31,030	731,882

		731,882

NETHERLANDS – 3.40%
ING Groep NV	31,204	1,190,733
Koninklijke KPN NV	24,708	453,344
Koninklijke Wessanen NV	35,351	465,071

		2,109,148

NEW ZEALAND – 2.17%
Telecom Corp. of New Zealand Ltd.	455,476	1,345,680

		1,345,680

60	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES EPAC SELECT DIVIDEND INDEX FUND

April 30, 2008

Security	Shares	Value
NORWAY – 2.53%
Norsk Hydro ASA	75,545	$1,120,609
Stolt-Nielsen SA	20,259	451,962

		1,572,571
SINGAPORE – 0.99%
Singapore Petroleum Co. Ltd.	116,000	615,158

		615,158
SWEDEN – 6.48%
Electrolux AB Class B	44,022	675,697
Eniro ABb	82,041	536,551
Kungsleden AB	155,440	1,555,995
TeliaSonera AB	33,530	299,283
Trelleborg AB Class B	50,170	958,393

		4,025,919
UNITED KINGDOM – 28.01%
Alliance & Leicester PLC	140,621	1,439,881
Aviva PLC	74,385	927,400
Barclays PLC[c]	101,790	920,305
Bradford & Bingley PLC	130,210	421,001
BT Group PLC	76,183	336,095
Carpetright PLC	76,618	1,121,401
Close Brothers Group PLC	65,667	907,796
D.S. Smith PLC	75,719	195,705
Dairy Crest Group PLC	64,554	517,163
DSG International PLC	138,881	180,165
FKI PLC	151,585	261,943
Friends Provident PLC	77,720	182,867
GKN PLC	86,478	488,131
HMV Group PLC	114,463	306,045
HSBC Holdings PLC	77,604	1,351,779
IMI PLC	78,996	708,743
Jardine Lloyd Thompson Group PLC	98,513	721,907
JJB Sports PLC	137,953	310,108
Kingfisher PLC	114,614	301,454
Lloyds TSB Group PLC	121,597	1,041,585
Old Mutual PLC	55,738	141,522
Provident Financial PLC	109,216	1,931,628
Rank Group PLC	135,531	238,899
Rentokil Initial PLC	106,546	202,579
Royal Bank of Scotland Group PLC	117,076	799,968
Tomkins PLC	112,530	406,740
Topps Tiles PLC	117,363	223,727

Security	Shares	Value
Trinity Mirror PLC	104,719	$564,650
Vodafone Group PLC	53,650	170,329
Woolworths Group PLC	281,822	64,189

		17,385,705

TOTAL COMMON STOCKS
(Cost: $67,904,332)		61,097,280

SHORT-TERM INVESTMENTS – 0.03%

MONEY MARKET FUNDS – 0.03%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.85%[c,d]	22,204	22,204

		22,204

TOTAL SHORT-TERM INVESTMENTS
(Cost: $22,204)		22,204

TOTAL INVESTMENTS IN SECURITIES – 98.45% (Cost: $67,926,536)		61,119,484

Other Assets, Less Liabilities – 1.55%		961,041

NET ASSETS – 100.00%		$62,080,525

[a]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	61

Schedule of Investments

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

April 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.56%

AGRICULTURE – 2.72%
Altria Group Inc.	2,594,867	$51,897,340
Universal Corp.[a]	1,687,879	108,344,953

		160,242,293
AUTO MANUFACTURERS – 0.93%
General Motors Corp.	2,352,898	54,587,234

		54,587,234
AUTO PARTS & EQUIPMENT – 0.54%
Superior Industries International Inc.[a]	1,566,077	31,807,024

		31,807,024
BANKS – 33.58%
Associated Banc-Corp.	2,853,831	80,677,802
Bank of America Corp.	3,364,034	126,285,836
Bank of Hawaii Corp.	1,111,922	60,966,683
BB&T Corp.	2,500,150	85,730,143
Citizens Republic Bancorp Inc.	3,463,975	28,577,794
Colonial BancGroup Inc. (The)	2,687,227	21,874,028
Comerica Inc.	3,719,958	129,194,141
F.N.B. Corp. (Pennsylvania)[a]	3,155,251	48,780,180
Fifth Third Bancorp	3,073,350	65,861,890
First BanCorp (Puerto Rico)	995,543	10,244,137
First Community Bancorp	609,994	13,108,771
First Horizon National Corp.	4,254,176	45,945,101
FirstMerit Corp.[a]	4,338,360	89,023,147
Fulton Financial Corp.	582,314	7,261,456
Huntington Bancshares Inc.	7,059,883	66,292,301
KeyCorp	5,404,957	130,421,612
Marshall & Ilsley Corp.	787,002	19,659,310
Pacific Capital Bancorp	1,581,913	32,239,387
PNC Financial Services Group Inc. (The)	3,100,781	215,039,162
Popular Inc.	3,247,871	40,500,951
Provident Bankshares Corp.[a]	2,561,071	32,807,319
Regions Financial Corp.	5,852,887	128,295,283
South Financial Group Inc. (The)	1,068,044	6,450,986
SunTrust Banks Inc.	1,712,635	95,479,401
Synovus Financial Corp.	1,312,559	15,540,699
TCF Financial Corp.	2,593,635	45,129,249
TrustCo Bank Corp. NY	405,190	3,537,309

Security	Shares	Value
Trustmark Corp.	1,067,891	$23,258,666
U.S. Bancorp	1,176,048	39,856,267
Umpqua Holdings Corp.	1,137,924	16,784,379
UnionBanCal Corp.	1,091,820	57,331,468
United Bancshares Inc.	205,827	5,987,507
Valley National Bancorp	847,049	16,254,870
Wachovia Corp.	2,666,195	77,719,584
Wells Fargo & Co.	2,189,367	65,133,668
Whitney Holding Corp.	210,684	4,932,112
Wilmington Trust Corp.	908,725	29,878,878

		1,982,061,477
BUILDING MATERIALS – 0.59%
Masco Corp.	1,899,063	34,581,937

		34,581,937
CHEMICALS – 6.58%
Dow Chemical Co. (The)	1,425,120	57,218,568
Eastman Chemical Co.	1,981,538	145,643,043
PPG Industries Inc.	1,823,461	111,905,802
RPM International Inc.	2,352,899	52,469,648
Sensient Technologies Corp.	706,716	21,038,935

		388,275,996
COMMERCIAL SERVICES – 1.49%
Deluxe Corp.	839,536	17,848,535
R.R. Donnelley & Sons Co.	2,289,693	70,156,194

		88,004,729
DISTRIBUTION & WHOLESALE – 2.83%
Genuine Parts Co.	2,509,160	106,538,934
Watsco Inc.[a]	1,334,296	60,537,010

		167,075,944
DIVERSIFIED FINANCIAL SERVICES – 3.10%
Citigroup Inc.	3,560,269	89,967,998
JPMorgan Chase & Co.	1,948,523	92,847,121

		182,815,119
ELECTRIC – 13.01%
Black Hills Corp.	1,268,168	49,471,234
CenterPoint Energy Inc.	1,450,757	22,080,522
DPL Inc.	218,586	6,083,248
DTE Energy Co.	3,481,215	140,327,777
Energy East Corp.	4,366,442	99,554,878
Entergy Corp.	481,203	55,270,977
FirstEnergy Corp.	2,477,541	187,401,201

62	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

April 30, 2008

Security	Shares	Value
Pinnacle West Capital Corp.	4,105,934	$139,355,400
PNM Resources Inc.	914,385	13,249,439
SCANA Corp.	1,315,199	51,858,297
UniSource Energy Corp.	100,616	3,143,244

		767,796,217

ENVIRONMENTAL CONTROL – 0.55%
Waste Management Inc.	896,639	32,368,668

		32,368,668

FOOD – 1.29%
General Mills Inc.	677,937	40,947,395
Sara Lee Corp.	2,444,382	35,467,983

		76,415,378

FOREST PRODUCTS & PAPER – 0.77%
MeadWestvaco Corp.	1,732,913	45,575,612

		45,575,612

GAS – 3.88%
AGL Resources Inc.	1,251,209	42,541,106
Nicor Inc.[a]	2,964,803	104,123,881
NiSource Inc.	4,610,600	82,529,740

		229,194,727

HOME BUILDERS – 0.74%
D.R. Horton Inc.	2,801,797	43,399,836

		43,399,836

HOME FURNISHINGS – 0.14%
La-Z-Boy Inc.	1,337,471	8,519,690

		8,519,690

HOUSEHOLD PRODUCTS & WARES – 1.83%
Avery Dennison Corp.	998,633	48,124,124
Kimberly-Clark Corp.	933,147	59,712,077

		107,836,201

INSURANCE – 7.11%
Arthur J. Gallagher & Co.	1,965,792	48,299,509
Cincinnati Financial Corp.	621,981	22,329,118
Commerce Group Inc.	1,598,708	58,256,920
Lincoln National Corp.	2,122,202	114,089,579
Mercury General Corp.	157,727	7,869,000
Old Republic International Corp.	649,831	9,325,075
Unitrin Inc.[a]	3,252,111	123,385,091
Zenith National Insurance Corp.	973,107	36,141,194

		419,695,486

Security	Shares	Value
INTERNET – 0.03%
United Online Inc.	151,460	$1,617,593

		1,617,593

MACHINERY – 0.54%
Briggs & Stratton Corp.	2,105,277	32,042,316

		32,042,316

MANUFACTURING – 0.28%
Leggett & Platt Inc.	997,525	16,558,915

		16,558,915

MEDIA – 1.71%
Gannett Co. Inc.	1,451,848	41,551,890
Lee Enterprises Inc.	1,415,224	10,939,682
New York Times Co. (The) Class Ab	2,492,212	48,598,134

		101,089,706

OFFICE & BUSINESS EQUIPMENT – 0.75%
Pitney Bowes Inc.	1,219,425	44,033,437

		44,033,437

OIL & GAS – 2.09%
Chevron Corp.	1,282,662	123,327,951

		123,327,951

PACKAGING & CONTAINERS – 1.17%
Sonoco Products Co.	2,101,977	69,260,142

		69,260,142

PHARMACEUTICALS – 3.22%
Bristol-Myers Squibb Co.	2,542,629	55,861,559
Eli Lilly and Co.	793,763	38,211,751
Merck & Co. Inc.	2,437,288	92,714,436
Pfizer Inc.	149,420	3,004,836

		189,792,582

PIPELINES – 0.87%
ONEOK Inc.	1,069,060	51,443,167

		51,443,167

SAVINGS & LOANS – 4.32%
Astoria Financial Corp.	1,307,770	30,994,149
First Niagara Financial Group Inc.	727,057	10,491,432
New York Community
Bancorp Inc.	3,889,657	72,619,896
People’s United Financial Inc.	5,115,515	86,810,290

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

April 30, 2008

Security	Shares	Value
PFF Bancorp Inc.	160,116	$598,834
Washington Federal Inc.	2,240,052	53,335,638

		254,850,239
TELECOMMUNICATIONS – 2.33%
AT&T Inc.	3,550,780	137,450,694

		137,450,694
TOYS, GAMES & HOBBIES – 0.57%
Mattel Inc.	1,809,026	33,919,237

		33,919,237

TOTAL COMMON STOCKS
(Cost: $6,575,563,646)		5,875,639,547

SHORT-TERM INVESTMENTS – 0.88%

MONEY MARKET FUNDS – 0.88%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.85%[a,c]	11,595,826	11,595,826
BGI Cash Premier Fund LLC 2.90%[a,c,d]	40,332,020	40,332,020

		51,927,846

TOTAL SHORT-TERM INVESTMENTS
(Cost: $51,927,846)		51,927,846

TOTAL INVESTMENTS IN SECURITIES – 100.44% (Cost: $6,627,491,492)		5,927,567,393

Other Assets, Less Liabilities – (0.44)%		(25,695,641)

NET ASSETS – 100.00%		$5,901,871,752

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

64	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

April 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.81%

AIRLINES – 5.09%
AMR Corp.[a,b]	719,290	$6,308,173
Continental Airlines Inc. Class Ba	746,435	13,420,901
JetBlue Airways Corp.[a,b]	863,991	4,354,515
Southwest Airlines Co.	1,151,011	15,239,386

		39,322,975

TRANSPORTATION – 89.88%
Alexander & Baldwin Inc.	688,557	34,586,218
Burlington Northern Santa Fe Corp.	732,496	75,117,465
C.H. Robinson Worldwide Inc.	603,727	37,841,608
Con-way Inc.	800,608	37,028,120
CSX Corp.	612,046	38,528,296
Expeditors International Washington Inc.	793,137	36,952,253
FedEx Corp.	685,843	65,751,768
J.B. Hunt Transport Services Inc.	979,121	33,260,740
Landstar System Inc.	718,164	37,315,801
Norfolk Southern Corp.	629,279	37,492,443
Overseas Shipholding Group Inc.	700,238	52,699,912
Ryder System Inc.	552,562	37,833,920
Union Pacific Corp.	727,179	105,579,119
United Parcel Service Inc. Class B	699,892	50,679,180
YRC Worldwide Inc.[a,b]	810,034	13,163,053

		693,829,896

TRUCKING & LEASING – 4.84%
GATX Corp.	849,581	37,381,564

		37,381,564

TOTAL COMMON STOCKS
(Cost: $762,036,579)		770,534,435

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.71%

MONEY MARKET FUNDS – 1.71%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.85%[c,d]	1,198,175	$1,198,175

BGI Cash Premier Fund LLC 2.90%[c,d,e]	11,962,665	11,962,665

		13,160,840

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,160,840)		13,160,840

TOTAL INVESTMENTS IN SECURITIES – 101.52% (Cost: $775,197,419)		783,695,275

Other Assets, Less Liabilities – (1.52)%		(11,722,652)

NET ASSETS – 100.00%		$771,972,623

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	65

Statements of Assets and Liabilities

iSHARES® TRUST

April 30, 2008

	iShares Dow Jones U.S.
	Index Fund	Energy Sector Index Fund	Healthcare Sector Index Fund	Technology Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$522,211,018	$945,054,458	$986,482,367	$1,156,923,812
Affiliated issuers (Note 2)	6,403,165	5,525,218	16,939,263	13,077,598

Total cost of investments	$528,614,183	$950,579,676	$1,003,421,630	$1,170,001,410

Investments in securities, at value (including securities on loana) (Note 1): Unaffiliated issuers	$578,134,979	$1,197,995,666	$856,439,486	$1,087,519,520
Affiliated issuers (Note 2)	6,403,165	5,525,218	16,939,263	13,077,598

Total value of investments	584,538,144	1,203,520,884	873,378,749	1,100,597,118
Receivables:
Investment securities sold	285,045	–	–	4,523,775
Due from custodian (Note 4)	–	–	–	222,561
Dividends and interest	495,883	296,000	765,370	129,510
Capital shares sold	–	10,112	–	4,116

Total Assets	585,319,072	1,203,826,996	874,144,119	1,105,477,080

LIABILITIES
Payables:
Investment securities purchased	–	–	–	4,716,006
Collateral for securities on loan (Note 5)	6,037,694	4,489,437	16,100,895	12,323,903
Capital shares redeemed	–	14,157	9,259	–
Investment advisory fees (Note 2)	93,512	466,707	336,861	389,048

Total Liabilities	6,131,206	4,970,301	16,447,015	17,428,957

NET ASSETS	$579,187,866	$1,198,856,695	$857,697,104	$1,088,048,123

Net assets consist of:
Paid-in capital	$537,571,931	$950,996,082	$1,008,477,368	$1,210,952,903
Undistributed net investment income	577,888	11,984	412,518	77,321
Accumulated net realized loss	(14,885,914)	(5,092,579)	(21,149,901)	(53,577,809)
Net unrealized appreciation (depreciation)	55,923,961	252,941,208	(130,042,881)	(69,404,292)

NET ASSETS	$579,187,866	$1,198,856,695	$857,697,104	$1,088,048,123

Shares outstanding[b]	8,550,000	8,400,000	13,500,000	19,300,000

Net asset value per share	$67.74	$142.72	$63.53	$56.38

[a]	Securities on loan with market values of $5,798,429, $4,400,432, $15,601,771 and $11,917,233, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

66	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

April 30, 2008

	iShares Dow Jones U.S.		iShares Dow Jones
	Telecommunications Sector Index Fund	Utilities Sector Index Fund	EPAC Select Dividend Index Fund	Select Dividend Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$777,578,990	$732,608,324	$66,788,776	$5,895,431,562
Affiliated issuers (Note 2)	44,532,092	21,509,490	1,137,760	732,059,930

Total cost of investments	$822,111,082	$754,117,814	$67,926,536	$6,627,491,492

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$596,137,625	$802,545,814	$60,176,975	$5,276,830,942
Affiliated issuers (Note 2)	44,532,092	21,509,490	942,509	650,736,451

Total value of investments	640,669,717	824,055,304	61,119,484	5,927,567,393
Foreign currencies, at value[b]	–	–	365,353	–
Receivables:
Investment securities sold	–	–	6	706,344
Dividends and interest	2,477,939	727,987	883,786	16,678,990

Total Assets	643,147,656	824,783,291	62,368,629	5,944,952,727

LIABILITIES
Payables:
Investment securities purchased	2,751,693	–	262,197	768,968
Collateral for securities on loan (Note 5)	43,717,847	20,475,171	–	40,332,020
Capital shares redeemed	141,594	17,645	–	35,745
Investment advisory fees (Note 2)	222,004	312,407	25,907	1,944,242

Total Liabilities	46,833,138	20,805,223	288,104	43,080,975

NET ASSETS	$596,314,518	$803,978,068	$62,080,525	$5,901,871,752

Net assets consist of:
Paid-in capital	$815,660,372	$756,647,740	$70,132,047	$6,972,026,685
Undistributed net investment income	2,958,544	92,572	1,031,407	17,801,378
Accumulated net realized loss	(40,863,033)	(22,699,734)	(2,268,687)	(388,032,212)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(181,441,365)	69,937,490	(6,814,242)	(699,924,099)

NET ASSETS	$596,314,518	$803,978,068	$62,080,525	$5,901,871,752

Shares outstanding[c]	23,600,000	8,250,000	1,450,000	99,350,000

Net asset value per share	$25.27	$97.45	$42.81	$59.40

[a]	Securities on loan with market values of $41,564,962, $20,295,333, $— and $39,323,720, respectively. See Note 5.
[b]	Cost of foreign currencies: $—, $—, $365,006 and $—, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	67

Statement of Assets and Liabilities (Continued)

iSHARES® TRUST

April 30, 2008

iShares Dow Jones
Transportation Average Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$762,036,579
Affiliated issuers (Note 2)	13,160,840

Total cost of investments	$775,197,419

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$770,534,435
Affiliated issuers (Note 2)	13,160,840

Total value of investments	783,695,275
Receivables:
Investment securities sold	28,575,029
Dividends and interest	194,620
Capital shares sold	76,735

Total Assets	812,541,659

LIABILITIES
Payables:
Investment securities purchased	28,381,047
Collateral for securities on loan (Note 5)	11,962,665
Capital shares redeemed	6,362
Investment advisory fees (Note 2)	218,962

Total Liabilities	40,569,036

NET ASSETS	$771,972,623

Net assets consist of:
Paid-in capital	$767,105,815
Undistributed net investment income	19,275
Accumulated net realized loss	(3,650,323)
Net unrealized appreciation	8,497,856

NET ASSETS	$771,972,623

Shares outstanding[b]	8,350,000

Net asset value per share	$92.45

[a]	Securities on loan with market value of $11,252,980. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

68	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended April 30, 2008

	iShares Dow Jones U.S.
	Index Fund	Energy Sector Index Fund	Healthcare Sector Index Fund	Technology Sector Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$11,592,032	$14,809,523	$16,654,150	$6,571,555
Interest from affiliated issuers (Note 2)	53,764	56,624	74,013	51,197
Securities lending income from unaffiliated issuers	713	840	482	290
Securities lending income from affiliated issuers (Note 2)	70,590	42,399	42,064	135,054

Total investment income	11,717,099	14,909,386	16,770,709	6,758,096

EXPENSES
Investment advisory fees (Note 2)	1,275,654	5,375,930	5,052,804	4,657,712

Total expenses	1,275,654	5,375,930	5,052,804	4,657,712

Net investment income	10,441,445	9,533,456	11,717,905	2,100,384

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(4,003,059)	374,667	(10,242,081)	(13,630,775)
In-kind redemptions	40,513,894	157,094,454	97,817,720	42,080,329

Net realized gain	36,510,835	157,469,121	87,575,639	28,449,554

Net change in unrealized appreciation (depreciation)	(82,584,093)	117,465,234	(196,188,207)	(70,663,379)

Net realized and unrealized gain (loss)	(46,073,258)	274,934,355	(108,612,568)	(42,213,825)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(35,631,813)	$284,467,811	$(96,894,663)	$(40,113,441)

[a]	Net of foreign withholding tax of $2,548, $—, $17,412 and $—, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	69

Statements of Operations (Continued)

iSHARES® TRUST

Year ended April 30, 2008

	iShares Dow Jones U.S.		iShares Dow Jones
	Telecommunications Sector Index Fund	Utilities Sector Index Fund	EPAC Select Dividend Index Fund[a]	Select Dividend Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[b]	$21,291,003	$24,480,662	$3,330,126	$271,200,026
Dividends from affiliated issuers (Note 2)	–	–	63,272	25,570,505
Interest from affiliated issuers (Note 2)	58,509	62,416	2,995	755,558
Securities lending income from unaffiliated issuers	2,320	2,893	–	–
Securities lending income from affiliated issuers (Note 2)	300,295	49,092	215	1,669,299

Total investment income	21,652,127	24,595,063	3,396,608	299,195,388

EXPENSES
Investment advisory fees (Note 2)	4,301,377	3,986,113	193,208	29,641,917

Total expenses	4,301,377	3,986,113	193,208	29,641,917

Net investment income	17,350,750	20,608,950	3,203,400	269,553,471

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(19,385,376)	(257,551)	(2,469,947)	(310,827,856)
Investments in affiliated issuers (Note 2)	–	–	(7,615)	9,280,250
In-kind redemptions	153,447,924	110,745,233	686,080	676,330,558
Foreign currency transactions	–	–	12,330	–

Net realized gain (loss)	134,062,548	110,487,682	(1,779,152)	374,782,952

Net change in unrealized appreciation (depreciation) on: Investments	(327,180,438)	(149,384,346)	(6,807,052)	(1,906,774,472)
Translation of assets and liabilities in foreign currencies	–	–	(7,190)	–

Net change in unrealized appreciation (depreciation)	(327,180,438)	(149,384,346)	(6,814,242)	(1,906,774,472)

Net realized and unrealized loss	(193,117,890)	(38,896,664)	(8,593,394)	(1,531,991,520)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(175,767,140)	$(18,287,714)	$(5,389,994)	$(1,262,438,049)

[a]	For the period from June 11, 2007 (commencement of operations) to April 30, 2008.
[b]	Net of foreign withholding tax of $—, $—, $138,399 and $132,950, respectively.

See notes to financial statements.

70	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations (Continued)

iSHARES® TRUST

Year ended April 30, 2008

iShares Dow Jones
Transportation Average Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$5,031,652
Interest from affiliated issuers (Note 2)	23,481
Securities lending income from unaffiliated issuers	6,018
Securities lending income from affiliated issuers (Note 2)	51,581

Total investment income	5,112,732

EXPENSES
Investment advisory fees (Note 2)	1,817,754

Total expenses	1,817,754

Net investment income	3,294,978

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(1,197,080)
In-kind redemptions	(18,369,411)

Net realized loss	(19,566,491)

Net change in unrealized appreciation (depreciation)	26,525,514

Net realized and unrealized gain	6,959,023

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,254,001

See notes to financial statements.

FINANCIAL STATEMENTS	71

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Dow Jones U.S. Index Fund		iShares Dow Jones U.S. Energy Sector Index Fund
	Year ended April 30, 2008	Year ended April 30, 2007	Year ended April 30, 2008	Year ended April 30, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$10,441,445	$8,757,000	$9,533,456	$9,972,997
Net realized gain	36,510,835	29,142,683	157,469,121	115,976,292
Net change in unrealized appreciation (depreciation)	(82,584,093)	38,731,613	117,465,234	(19,457,938)

Net increase (decrease) in net assets resulting from operations	(35,631,813)	76,631,296	284,467,811	106,491,351

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(10,502,856)	(8,538,403)	(9,740,188)	(9,972,997)
Return of capital	–	–	(80,731)	(230,099)

Total distributions to shareholders	(10,502,856)	(8,538,403)	(9,820,919)	(10,203,096)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	81,200,955	137,394,010	516,359,906	265,494,010
Cost of shares redeemed	(106,128,163)	(64,538,570)	(497,239,783)	(411,389,405)

Net increase (decrease) in net assets from capital share transactions	(24,927,208)	72,855,440	19,120,123	(145,895,395)

INCREASE (DECREASE) IN NET ASSETS	(71,061,877)	140,948,333	293,767,015	(49,607,140)

NET ASSETS
Beginning of year	650,249,743	509,301,410	905,089,680	954,696,820

End of year	$579,187,866	$650,249,743	$1,198,856,695	$905,089,680

Undistributed net investment income included in net assets at end of year	$577,888	$719,934	$11,984	$–

SHARES ISSUED AND REDEEMED
Shares sold	1,150,000	2,000,000	4,100,000	2,650,000
Shares redeemed	(1,600,000)	(950,000)	(3,900,000)	(4,300,000)

Net increase (decrease) in shares outstanding	(450,000)	1,050,000	200,000	(1,650,000)

See notes to financial statements.

72	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Healthcare Sector Index Fund		iShares Dow Jones U.S. Technology Sector Index Fund
	Year ended April 30, 2008	Year ended April 30, 2007	Year ended April 30, 2008	Year ended April 30, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$11,717,905	$16,240,879	$2,100,384	$944,329
Net realized gain	87,575,639	42,483,497	28,449,554	85,886,253
Net change in unrealized appreciation (depreciation)	(196,188,207)	127,707,399	(70,663,379)	(21,000,776)

Net increase (decrease) in net assets resulting from operations	(96,894,663)	186,431,775	(40,113,441)	65,829,806

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(13,659,478)	(14,073,572)	(2,026,484)	(933,566)
Return of capital	–	–	(483,115)	(342,856)

Total distributions to shareholders	(13,659,478)	(14,073,572)	(2,509,599)	(1,276,422)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	286,237,270	307,484,564	593,037,172	549,620,702
Cost of shares redeemed	(620,914,062)	(353,944,006)	(244,252,586)	(390,151,961)

Net increase (decrease) in net assets from capital share transactions	(334,676,792)	(46,459,442)	348,784,586	159,468,741

INCREASE (DECREASE) IN NET ASSETS	(445,230,933)	125,898,761	306,161,546	224,022,125

NET ASSETS
Beginning of year	1,302,928,037	1,177,029,276	781,886,577	557,864,452

End of year	$857,697,104	$1,302,928,037	$1,088,048,123	$781,886,577

Undistributed net investment income included in net assets at end of year	$412,518	$2,354,091	$77,321	$3,998

SHARES ISSUED AND REDEEMED
Shares sold	4,050,000	4,700,000	9,750,000	10,250,000
Shares redeemed	(8,850,000)	(5,450,000)	(4,250,000)	(7,200,000)

Net increase (decrease) in shares outstanding	(4,800,000)	(750,000)	5,500,000	3,050,000

See notes to financial statements.

FINANCIAL STATEMENTS	73

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Telecommunications Sector Index Fund		iShares Dow Jones U.S. Utilities Sector Index Fund
	Year ended April 30, 2008	Year ended April 30, 2007	Year ended April 30, 2008	Year ended April 30, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$17,350,750	$20,486,389	$20,608,950	$19,794,273
Net realized gain	134,062,548	53,887,551	110,487,682	71,539,474
Net change in unrealized appreciation (depreciation)	(327,180,438)	132,179,448	(149,384,346)	142,372,061

Net increase (decrease) in net assets resulting from operations	(175,767,140)	206,553,388	(18,287,714)	233,705,808

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(18,494,042)	(18,946,583)	(20,553,969)	(20,413,328)

Total distributions to shareholders	(18,494,042)	(18,946,583)	(20,553,969)	(20,413,328)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	648,667,188	575,117,218	279,925,207	317,413,951
Cost of shares redeemed	(897,943,516)	(270,147,286)	(396,928,128)	(246,364,962)

Net increase (decrease) in net assets from capital share transactions	(249,276,328)	304,969,932	(117,002,921)	71,048,989

INCREASE (DECREASE) IN NET ASSETS	(443,537,510)	492,576,737	(155,844,604)	284,341,469

NET ASSETS
Beginning of year	1,039,852,028	547,275,291	959,822,672	675,481,203

End of year	$596,314,518	$1,039,852,028	$803,978,068	$959,822,672

Undistributed net investment income included in net assets at end of year	$2,958,544	$4,101,836	$92,572	$41,871

SHARES ISSUED AND REDEEMED
Shares sold	19,850,000	20,950,000	2,800,000	3,700,000
Shares redeemed	(29,050,000)	(9,550,000)	(4,050,000)	(3,000,000)

Net increase (decrease) in shares outstanding	(9,200,000)	11,400,000	(1,250,000)	700,000

See notes to financial statements.

74	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones EPAC Select Dividend Index Fund	iShares Dow Jones Select Dividend Index Fund
	Period from June 11, 2007[a] to April 30, 2008	Year ended April 30, 2008	Year ended April 30, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,203,400	$269,553,471	$235,504,623
Net realized gain (loss)	(1,779,152)	374,782,952	97,018,684
Net change in unrealized appreciation (depreciation)	(6,814,242)	(1,906,774,472)	903,458,751

Net increase (decrease) in net assets resulting from operations	(5,389,994)	(1,262,438,049)	1,235,982,058

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,204,265)	(271,513,153)	(234,629,501)

Total distributions to shareholders	(2,204,265)	(271,513,153)	(234,629,501)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	93,549,310	2,076,180,232	1,913,418,411
Cost of shares redeemed	(23,874,526)	(3,299,741,338)	(513,090,450)

Net increase (decrease) in net assets from capital share transactions	69,674,784	(1,223,561,106)	1,400,327,961

INCREASE (DECREASE) IN NET ASSETS	62,080,525	(2,757,512,308)	2,401,680,518

NET ASSETS
Beginning of period	–	8,659,384,060	6,257,703,542

End of period	$62,080,525	$5,901,871,752	$8,659,384,060

Undistributed net investment income included in net assets at end of period	$1,031,407	$17,801,378	$19,761,060

SHARES ISSUED AND REDEEMED
Shares sold	2,000,000	31,700,000	27,700,000
Shares redeemed	(550,000)	(50,250,000)	(7,500,000)

Net increase (decrease) in shares outstanding	1,450,000	(18,550,000)	20,200,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	75

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones Transportation Average Index Fund
	Year ended April 30, 2008	Year ended April 30, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,294,978	$2,288,892
Net realized gain (loss)	(19,566,491)	22,272,304
Net change in unrealized appreciation (depreciation)	26,525,514	(29,400,238)

Net increase (decrease) in net assets resulting from operations	10,254,001	(4,839,042)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,377,671)	(2,288,892)
Return of capital	–	(205,826)

Total distributions to shareholders	(3,377,671)	(2,494,718)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,194,873,504	1,992,873,778
Cost of shares redeemed	(3,795,088,785)	(1,913,353,265)

Net increase in net assets from capital share transactions	399,784,719	79,520,513

INCREASE IN NET ASSETS	406,661,049	72,186,753

NET ASSETS
Beginning of year	365,311,574	293,124,821

End of year	$771,972,623	$365,311,574

Undistributed net investment income included in net assets at end of year	$19,275	$–

SHARES ISSUED AND REDEEMED
Shares sold	48,450,000	23,250,000
Shares redeemed	(44,150,000)	(22,700,000)

Net increase in shares outstanding	4,300,000	550,000

See notes to financial statements.

76	2008 iShares Annual Report to Shareholders

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Index Fund
	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004
Net asset value, beginning of year	$72.25	$64.06	$55.32	$52.57	$42.83

Income from investment operations:
Net investment income	1.16 [a]	1.07 [a]	0.98	0.99	0.70
Net realized and unrealized gain (loss)[b]	(4.51)	8.16	8.71	2.72	9.74

Total from investment operations	(3.35)	9.23	9.69	3.71	10.44

Less distributions from:
Net investment income	(1.16)	(1.04)	(0.95)	(0.96)	(0.70)

Total distributions	(1.16)	(1.04)	(0.95)	(0.96)	(0.70)

Net asset value, end of year	$67.74	$72.25	$64.06	$55.32	$52.57

Total return	(4.70)%	14.57%	17.63%	7.05%	24.50%

Ratios/Supplemental data:
Net assets, end of year (000s)	$579,188	$650,250	$509,301	$414,902	$381,157
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.64%	1.62%	1.63%	1.81%	1.49%
Portfolio turnover rate[c]	4%	4%	5%	6%	5%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL STATEMENTS	77

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Energy Sector Index Fund
	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004
Net asset value, beginning of year	$110.38	$96.92	$70.58	$53.21	$39.19

Income from investment operations:
Net investment income	1.07 [a]	1.11 [a]	0.85	0.73	0.70
Net realized and unrealized gain[b]	32.38	13.49	26.35	17.40	14.04

Total from investment operations	33.45	14.60	27.20	18.13	14.74

Less distributions from:
Net investment income	(1.10)	(1.11)	(0.86)	(0.76)	(0.70)
Return of capital	(0.01)	(0.03)	–	–	(0.02)

Total distributions	(1.11)	(1.14)	(0.86)	(0.76)	(0.72)

Net asset value, end of year	$142.72	$110.38	$96.92	$70.58	$53.21

Total return	30.45%	15.26%	38.69%	34.26%	37.90%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,198,857	$905,090	$954,697	$638,773	$348,524
Ratio of expenses to average net assets	0.48%	0.48%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	0.84%	1.13%	1.00%	1.16%	1.42%
Portfolio turnover rate[c]	2%	6%	2%	3%	2%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

78	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Healthcare Sector Index Fund
	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004
Net asset value, beginning of year	$71.20	$61.79	$60.43	$58.99	$50.80

Income from investment operations:
Net investment income	0.76 [a]	0.86 [a]	0.46	0.42	0.40
Net realized and unrealized gain (loss)[b]	(7.55)	9.29	1.36	1.44	8.19

Total from investment operations	(6.79)	10.15	1.82	1.86	8.59

Less distributions from:
Net investment income	(0.88)	(0.74)	(0.46)	(0.42)	(0.40)

Total distributions	(0.88)	(0.74)	(0.46)	(0.42)	(0.40)

Net asset value, end of year	$63.53	$71.20	$61.79	$60.43	$58.99

Total return	(9.63)%	16.55%	2.99%	3.18%	16.96%

Ratios/Supplemental data:
Net assets, end of year (000s)	$857,697	$1,302,928	$1,177,029	$1,169,283	$651,797
Ratio of expenses to average net assets	0.48%	0.48%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	1.10%	1.32%	0.75%	0.74%	0.71%
Portfolio turnover rate[c]	5%	5%	4%	4%	4%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL STATEMENTS	79

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Technology Sector Index Fund
	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004
Net asset value, beginning of year	$56.66	$51.89	$42.94	$44.49	$35.34

Income from investment operations:
Net investment income (loss)	0.13 [a]	0.08 [a]	(0.01)	0.72	(0.10)
Net realized and unrealized gain (loss)[b]	(0.25)	4.80	9.00	(1.53)	9.25

Total from investment operations	(0.12)	4.88	8.99	(0.81)	9.15

Less distributions from:
Net investment income	(0.13)	(0.08)	–	(0.71)	–
Return of capital	(0.03)	(0.03)	(0.04)	(0.03)	–

Total distributions	(0.16)	(0.11)	(0.04)	(0.74)	–

Net asset value, end of year	$56.38	$56.66	$51.89	$42.94	$44.49

Total return	(0.23)%	9.43%	20.94%	(2.01)%	25.89%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,088,048	$781,887	$557,864	$395,005	$322,536
Ratio of expenses to average net assets	0.48%	0.48%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	0.21%	0.15%	(0.04)%	1.78%	(0.22)%
Portfolio turnover rate[c]	5%	6%	7%	9%	5%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

80	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Telecommunications Sector Index Fund
	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004
Net asset value, beginning of year	$31.70	$25.57	$22.96	$21.58	$18.43

Income from investment operations:
Net investment income	0.58 [a]	0.70 [a]	0.87 [a]	0.64	0.45
Net realized and unrealized gain (loss)[b]	(6.38)	6.05	2.55	1.35	3.15

Total from investment operations	(5.80)	6.75	3.42	1.99	3.60

Less distributions from:
Net investment income	(0.63)	(0.62)	(0.81)	(0.61)	(0.45)

Total distributions	(0.63)	(0.62)	(0.81)	(0.61)	(0.45)

Net asset value, end of year	$25.27	$31.70	$25.57	$22.96	$21.58

Total return	(18.57)%	26.71%	15.24%	9.26%	19.71%

Ratios/Supplemental data:
Net assets, end of year (000s)	$596,315	$1,039,852	$547,275	$313,378	$215,757
Ratio of expenses to average net assets	0.48%	0.48%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	1.92%	2.46%	3.63%	2.97%	2.27%
Portfolio turnover rate[c]	35%	12%	25%	10%	22%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL STATEMENTS	81

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Utilities Sector Index Fund
	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004
Net asset value, beginning of year	$101.03	$76.76	$72.98	$57.58	$49.11

Income from investment operations:
Net investment income	2.41 [a]	2.25 [a]	2.20	1.99	1.87
Net realized and unrealized gain (loss)[b]	(3.56)	24.31	3.76	15.41	8.47

Total from investment operations	(1.15)	26.56	5.96	17.40	10.34

Less distributions from:
Net investment income	(2.43)	(2.29)	(2.18)	(2.00)	(1.87)

Total distributions	(2.43)	(2.29)	(2.18)	(2.00)	(1.87)

Net asset value, end of year	$97.45	$101.03	$76.76	$72.98	$57.58

Total return	(1.09)%	35.16%	8.16%	30.71%	21.28%

Ratios/Supplemental data:
Net assets, end of year (000s)	$803,978	$959,823	$675,481	$645,868	$440,490
Ratio of expenses to average net assets	0.48%	0.48%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	2.46%	2.59%	2.82%	3.10%	3.41%
Portfolio turnover rate[c]	7%	5%	5%	7%	7%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

82	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Dow Jones EPAC Select Dividend Index Fund
Period from Jun. 11, 2007[a] to Apr. 30, 2008
Net asset value, beginning of period	$49.10

Income from investment operations:
Net investment Income[b]	3.30
Net realized and unrealized loss[c]	(7.66)

Total from investment operations	(4.36)

Less distributions from:
Net investment income	(1.93)

Total distributions	(1.93)

Net asset value, end of period	$42.81

Total return	(9.00)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$62,081
Ratio of expenses to average net assets[e]	0.50%
Ratio of net investment income to average net assets[e]	8.29%
Portfolio turnover rate[f]	42%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL STATEMENTS	83

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones Select Dividend Index Fund
	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Period from Nov. 3, 2003[a] to Apr. 30, 2004
Net asset value, beginning of period	$73.45	$64.05	$59.60	$53.64	$50.51

Income from investment operations:
Net investment income	2.44 [b]	2.23 [b]	2.12	1.92	0.76
Net realized and unrealized gain (loss)[c]	(14.01)	9.39	4.29	5.94	3.12

Total from investment operations	(11.57)	11.62	6.41	7.86	3.88

Less distributions from:
Net investment income	(2.48)	(2.22)	(1.96)	(1.90)	(0.75)

Total distributions	(2.48)	(2.22)	(1.96)	(1.90)	(0.75)

Net asset value, end of period	$59.40	$73.45	$64.05	$59.60	$53.64

Total return	(16.05)%	18.48%	10.88%	14.81%	7.70%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,901,872	$8,659,384	$6,257,704	$6,371,480	$1,939,177
Ratio of expenses to average net assets[e]	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[e]	3.64%	3.28%	3.35%	3.39%	3.43%
Portfolio turnover rate[f]	20%	6%	14%	20%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

84	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones Transportation Average Index Fund
	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Period from Oct. 6, 2003[a] to Apr. 30, 2004
Net asset value, beginning of period	$90.20	$83.75	$61.62	$51.90	$50.22

Income from investment operations:
Net investment income	0.76 [b]	0.51 [b]	0.32	0.34	0.39
Net realized and unrealized gain[c]	2.35	6.53	22.18	9.74	1.72

Total from investment operations	3.11	7.04	22.50	10.08	2.11

Less distributions from:
Net investment income	(0.86)	(0.54)	(0.30)	(0.33)	(0.32)
Return of capital	–	(0.05)	(0.07)	(0.03)	(0.11)

Total distributions	(0.86)	(0.59)	(0.37)	(0.36)	(0.43)

Net asset value, end of period	$92.45	$90.20	$83.75	$61.62	$51.90

Total return	3.49%	8.45%	36.65%	19.42%	4.19%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$771,973	$365,312	$293,125	$107,840	$23,354
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[e]	0.86%	0.60%	0.39%	0.54%	0.43%
Portfolio turnover rate[f]	9%	8%	10%	5%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL STATEMENTS	85

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares Dow Jones U.S. (formerly iShares Dow Jones U.S. Total Market), iShares Dow Jones U.S. Energy Sector, iShares Dow Jones U.S. Healthcare Sector, iShares Dow Jones U.S. Technology Sector, iShares Dow Jones U.S. Telecommunications Sector, iShares Dow Jones U.S. Utilities Sector, iShares Dow Jones EPAC Select Dividend, iShares Dow Jones Select Dividend and iShares Dow Jones Transportation Average Index Funds (each, a “Fund, ”collectively, the “Funds”). The iShares Dow Jones EPAC Select Dividend Index Fund commenced operations on June 11, 2007.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares Dow Jones U.S. and iShares Dow Jones Select Dividend Index Funds, which are classified as diversified funds. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

The iShares Dow Jones EPAC Select Dividend Index Fund invests in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share.

86	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Funds do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

NOTES TO FINANCIAL STATEMENTS	87

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of April 30, 2008, the tax year-end of the Funds, the components of net distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
Dow Jones U.S.	$510,820	$46,201,817	$(5,096,702)	$41,615,935
Dow Jones U.S. Energy Sector	–	251,408,245	(3,547,632)	247,860,613
Dow Jones U.S. Healthcare Sector	390,260	(144,340,799)	(6,829,725)	(150,780,264)
Dow Jones U.S. Technology Sector	–	(88,714,817)	(34,189,963)	(122,904,780)
Dow Jones U.S. Telecommunications Sector	2,780,861	(184,343,603)	(37,783,112)	(219,345,854)
Dow Jones U.S. Utilities Sector	61,045	65,248,014	(17,978,731)	47,330,328
Dow Jones EPAC Select Dividend	1,040,669	(7,703,373)	(1,388,818)	(8,051,522)
Dow Jones Select Dividend	16,369,009	(741,120,849)	(345,403,093)	(1,070,154,933)
Dow Jones Transportation Average	–	7,216,428	(2,349,620)	4,866,808

For the years ended April 30, 2008 and April 30, 2007, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carry forwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended April 30, 2008.

From November 1, 2007 to April 30, 2008, certain Funds incurred net realized capital losses. As permitted by tax regulations, these Funds have elected to defer those losses and treat them as arising in the year ending April 30, 2009, as follows:

iShares Index Fund	Deferred Net Realized Capital Losses
Dow Jones U.S.	$4,322,925
Dow Jones U.S. Technology Sector	2,186,868
Dow Jones U.S. Telecommunications Sector	15,653,420

iShares Index Fund	Deferred Net Realized Capital Losses
Dow Jones EPAC Select Dividend	$1,388,818
Dow Jones Select Dividend	279,578,180
Dow Jones Transportation Average	30,401

88	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Certain Funds had tax basis net capital loss carryforwards as of April 30, 2008, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Total
Dow Jones U.S.	$–	$–	$–	$773,777	$–	$–	$–	$773,777
Dow Jones U.S. Energy Sector	–	2,710,478	124,959	–	–	712,195	–	3,547,632
Dow Jones U.S. Healthcare Sector	–	–	799,884	–	519,297	3,188,912	2,321,632	6,829,725
Dow Jones U.S. Technology Sector	3,803,426	10,610,555	1,952,962	2,052,426	3,556,590	5,706,797	4,320,339	32,003,095
Dow Jones U.S. Telecommunications Sector	4,591,393	12,363,187	998,718	376,854	–	3,799,540	–	22,129,692
Dow Jones U.S. Utilities Sector	–	3,329,447	8,539,740	1,702,578	–	4,406,966	–	17,978,731
Dow Jones Select Dividend	–	–	–	842,993	30,488,444	11,633,250	22,860,226	65,824,913
Dow Jones Transportation Average	–	–	–	2,986	1,535,209	781,024	–	2,319,219

Net capital loss carry forwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The iShares Dow Jones EPAC Select Dividend Index Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” This Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

For the year ended April 30, 2008, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended April 30, 2008 are disclosed in the Funds’ Statements of Operations.

As of April 30, 2008, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation		Net Unrealized Appreciation (Depreciation)
Dow Jones U.S.	$538,336,327	$100,326,811	$(54,124,994	) $	46,201,817
Dow Jones U.S. Energy Sector	952,112,639	269,170,961	(17,762,716)		251,408,245
Dow Jones U.S. Healthcare Sector	1,017,719,548	40,740,904	(185,081,703)		(144,340,799)
Dow Jones U.S. Technology Sector	1,189,311,935	40,318,774	(129,033,591)		(88,714,817)
Dow Jones U.S. Telecommunications Sector	825,013,320	11,858,033	(196,201,636)		(184,343,603)
Dow Jones U.S. Utilities Sector	758,807,290	87,241,464	(21,993,450)		65,248,014
Dow Jones EPAC Select Dividend	68,815,667	727,929	(8,424,112)		(7,696,183)
Dow Jones Select Dividend	6,668,688,242	342,606,009	(1,083,726,858)		(741,120,849)
Dow Jones Transportation Average	776,478,847	20,112,300	(12,895,872)		7,216,428

NOTES TO FINANCIAL STATEMENTS	89

Notes to Financial Statements (Continued)

iSHARES® TRUST

The Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of April 30, 2008, inclusive of the prior three open tax return years, and has determined that the implementation of FIN 48 did not have a material impact on the Funds’ financial statements.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each of the iShares Dow Jones U.S. Energy Sector, iShares Dow Jones U.S. Healthcare Sector, iShares U.S. Technology Sector, iShares Dow Jones U.S. Telecommunications Sector, iShares Dow Jones U.S. Utilities Sector and iShares Dow Jones Transportation Average Index Funds, BGFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of these Funds and certain other iShares Funds in the same advisory category, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion

Prior to August 1, 2007, BGFA was entitled to an annual investment advisory fee of 0.48% of the average daily net assets from each of the iShares Dow Jones U.S. Energy Sector, iShares Dow Jones U.S. Healthcare Sector, iShares Dow Jones U.S. Technology Sector, iShares Dow Jones U.S. Telecommunications Sector, iShares Dow Jones U.S. Utilities Sector and iShares Dow Jones Transportation Average Index Funds.

For its investment advisory services to the iShares Dow Jones U.S., iShares Dow Jones EPAC Select Dividend and iShares Dow Jones Select Dividend Index Funds, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of these Funds as follows:

iShares Index Fund	Investment Advisory Fee
Dow Jones U.S.	0.20%
Dow Jones EPAC Select Dividend	0.50
Dow Jones Select Dividend	0.40

90	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Funds. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended April 30, 2008, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees

Dow Jones U.S.	$71,303

Dow Jones U.S. Energy Sector	43,239

Dow Jones U.S. Healthcare Sector	42,546

Dow Jones U.S. Technology Sector	135,344

Dow Jones U.S. Telecommunications Sector	302,615

iShares Index Fund	Securities Lending Agent Fees

Dow Jones U.S. Utilities Sector	$51,985

Dow Jones EPAC Select Dividend	215

Dow Jones Select Dividend	1,669,299

Dow Jones Transportation Average	57,599

Cross trades for the year ended April 30, 2008, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 5 for additional information regarding the Premier Fund.

NOTES TO FINANCIAL STATEMENTS	91

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table provides information about the direct investment by certain Funds (exclusive of short-term investments) in issuers of which BGFA is an affiliate or issuers of which a Fund owns 5% or more of the outstanding voting securities, for the year ended April 30, 2008.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Dividend Income	Net Realized Gain (Loss)

Dow Jones EPAC Select Dividend Barclays PLC	–	137	35	102	$920,305	$63,272	$(7,615)

Dow Jones Select Dividend F.N.B. Corp. (Pennsylvania)	2,846	1,198	889	3,155	48,780,180	2,778,613	(19,391)
FirstMerit Corp.	4,043	1,537	1,242	4,338	89,023,147	4,766,620	(538,429)
Nicor Inc.	2,828	1,037	900	2,965	104,123,881	5,492,301	5,578,453
Provident Bankshares Corp.	1,505	1,612	556	2,561	32,807,319	1,974,876	(860,654)
Superior Industries International Inc.	781	1,195	410	1,566	31,807,024	879,980	141,705
Unitrin Inc.	3,376	843	967	3,252	123,385,091	5,980,350	1,040,262
Universal Corp.	1,669	467	448	1,688	108,344,953	3,031,525	3,778,114
Watsco Inc.	–	1,397	63	1,334	60,537,010	666,240	160,190

Certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended April 30, 2008 were as follows:

iShares Index Fund	Purchases	Sales
Dow Jones U.S.	$39,833,617	$25,335,145
Dow Jones U.S. Energy Sector	30,671,327	18,986,298
Dow Jones U.S. Healthcare Sector	60,376,805	54,351,920
Dow Jones U.S. Technology Sector	61,516,777	48,174,296
Dow Jones U.S. Telecommunications Sector	344,389,315	317,020,505
Dow Jones U.S. Utilities Sector	75,398,801	61,517,157
Dow Jones EPAC Select Dividend	17,996,339	17,710,475
Dow Jones Select Dividend	1,586,791,952	1,470,047,226
Dow Jones Transportation Average	37,217,250	38,528,798

92	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the year ended April 30, 2008 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Dow Jones U.S.	$80,888,742	$105,685,847
Dow Jones U.S. Energy Sector	515,545,279	495,497,350
Dow Jones U.S. Healthcare Sector	285,434,699	616,559,792
Dow Jones U.S. Technology Sector	592,354,629	243,829,647
Dow Jones U.S. Telecommunications Sector	646,843,522	893,031,622
Dow Jones U.S. Utilities Sector	279,128,827	395,222,971
Dow Jones EPAC Select Dividend	93,049,606	23,287,207
Dow Jones Select Dividend	2,042,947,755	3,239,224,998
Dow Jones Transportation Average	4,188,133,210	3,788,456,129

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

During the year ended April 30, 2008, the Funds received cash as collateral for securities loaned. The cash collateral received was invested in a joint account and/or in the Premier Fund. Pursuant to an exemptive order issued by the SEC, a portion of the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements are fully collateralized by U.S. government securities or non-U.S. government debt securities. The Premier Fund seeks to achieve

NOTES TO FINANCIAL STATEMENTS	93

Notes to Financial Statements (Continued)

iSHARES® TRUST

its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

The market value of the securities on loan as of April 30, 2008 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements. ”FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not believe that the adoption of this standard will have a material impact on the Funds’ financial statements.

94	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares Dow Jones U.S. Index Fund, iShares Dow Jones U.S. Energy Sector Index Fund, iShares Dow Jones U.S. Healthcare Sector Index Fund, iShares Dow Jones U.S. Technology Sector Index Fund, iShares Dow Jones U.S. Telecommunications Sector Index Fund, iShares Dow Jones U.S. Utilities Sector Index Fund, iShares Dow Jones EPAC Select Dividend Index Fund, iShares Dow Jones Select Dividend Index Fund and iShares Dow Jones Transportation Average Index Fund (the “Funds”), at April 30, 2008, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

June 20, 2008

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	95

Tax Information (Unaudited)

iSHARES® TRUST

For the fiscal year ended April 30, 2008, the iShares Dow Jones EPAC Select Dividend Index Fund earned foreign source income of $3,531,796 and paid foreign taxes of $138,157 which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”).

For corporate shareholders, the following percentages of the income dividends paid by certain Funds during the fiscal year ended April 30, 2008 qualified for the dividends-received deduction:

iShares Index Fund	Dividends- Received Deduction

Dow Jones U.S.	100.00%

Dow Jones U.S. Energy Sector	100.00

Dow Jones U.S. Healthcare Sector	100.00

Dow Jones U.S. Technology Sector	100.00

iShares Index Fund	Dividends- Received Deduction

Dow Jones U.S. Telecommunications Sector	100.00%

Dow Jones U.S. Utilities Sector	100.00

Dow Jones Select Dividend	100.00

Dow Jones Transportation Average	100.00

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended April 30, 2008:

iShares Index Fund	Qualified Dividend Income

Dow Jones U.S.	$10,502,856

Dow Jones U.S. Energy Sector	9,740,188

Dow Jones U.S. Healthcare Sector	13,659,478

Dow Jones U.S. Technology Sector	2,026,484

Dow Jones U.S. Telecommunications Sector	18,494,042

iShares Index Fund	Qualified Dividend Income

Dow Jones U.S. Utilities Sector	$20,553,969

Dow Jones EPAC Select Dividend	2,204,265

Dow Jones Select Dividend	271,513,153

Dow Jones Transportation Average	3,194,920

In January 2009, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2008. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

96	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Dow Jones U.S. Index Fund

Period Covered: January 1, 2003 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	3	0.23%
Greater than 0.5% and Less than 1.0%	4	0.30
Between 0.5% and –0.5%	1,298	98.48
Less than –0.5% and Greater than –1.0%	8	0.61
Less than –1.0% and Greater than –1.5%	4	0.30
Less than –1.5%	1	0.08

	1,318	100.00%

iShares Dow Jones U.S. Energy Sector Index Fund

Period Covered: January 1, 2003 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	4	0.30%
Greater than 0.5% and Less than 1.0%	9	0.68
Between 0.5% and –0.5%	1,297	98.41
Less than –0.5% and Greater than –1.0%	4	0.30
Less than –1.0% and Greater than –1.5%	3	0.23
Less than –1.5%	1	0.08

	1,318	100.00%

SUPPLEMENTAL INFORMATION	97

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Dow Jones U.S. Healthcare Sector Index Fund

Period Covered: January 1, 2003 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	1	0.08%
Greater than 0.5% and Less than 1.0%	2	0.15
Between 0.5% and –0.5%	1,303	98.85
Less than –0.5% and Greater than –1.0%	10	0.76
Less than –1.0% and Greater than –1.5%	1	0.08
Less than –1.5% and Greater than –2.0%	1	0.08

	1,318	100.00%

iShares Dow Jones U.S. Technology Sector Index Fund

Period Covered: January 1, 2003 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.08%
Greater than 1.5% and Less than 2.0%	1	0.08
Greater than 1.0% and Less than 1.5%	2	0.15
Greater than 0.5% and Less than 1.0%	9	0.68
Between 0.5% and –0.5%	1,295	98.24
Less than –0.5% and Greater than –1.0%	6	0.46
Less than –1.0% and Greater than –1.5%	2	0.15
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0% and Greater than –2.5%	1	0.08

	1,318	100.00%

iShares Dow Jones U.S. Telecommunications Sector Index Fund

Period Covered: January 1, 2003 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	1	0.08%
Greater than 0.5% and Less than 1.0%	24	1.82
Between 0.5% and –0.5%	1,276	96.80
Less than –0.5% and Greater than –1.0%	10	0.76
Less than –1.0% and Greater than –1.5%	4	0.30
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5% and Greater than –3.0%	1	0.08

	1,318	100.00%

98	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Dow Jones U.S. Utilities Sector Index Fund

Period Covered: January 1, 2003 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	2	0.15%
Greater than 0.5% and Less than 1.0%	9	0.68
Between 0.5% and –0.5%	1,299	98.56
Less than –0.5% and Greater than –1.0%	5	0.38
Less than –1.0% and Greater than –1.5%	3	0.23

	1,318	100.00%

iShares Dow Jones EPAC Select Dividend Index Fund

Period Covered: July 1, 2007 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.0%	1	0.53%
Greater than 4.5% and Less than 5.0%	1	0.53
Greater than 4.0% and Less than 4.5%	1	0.53
Greater than 3.5% and Less than 4.0%	1	0.53
Greater than 3.0% and Less than 3.5%	3	1.60
Greater than 2.5% and Less than 3.0%	9	4.79
Greater than 2.0% and Less than 2.5%	15	7.98
Greater than 1.5% and Less than 2.0%	21	11.17
Greater than 1.0% and Less than 1.5%	37	19.68
Greater than 0.5% and Less than 1.0%	28	14.89
Between 0.5% and –0.5%	50	26.61
Less than –0.5% and Greater than –1.0%	10	5.32
Less than –1.0% and Greater than –1.5%	6	3.19
Less than –1.5% and Greater than –2.0%	2	1.06
Less than –2.0% and Greater than –2.5%	2	1.06
Less than –2.5% and Greater than –3.0%	1	0.53

	188	100.00%

SUPPLEMENTAL INFORMATION	99

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Dow Jones Select Dividend Index Fund

Period Covered: January 1, 2004 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.09%
Greater than 1.5% and Less than 2.0%	1	0.09
Greater than 1.0% and Less than 1.5%	1	0.09
Greater than 0.5% and Less than 1.0%	10	0.94
Between 0.5% and –0.5%	1,046	98.04
Less than –0.5% and Greater than –1.0%	2	0.19
Less than –1.0% and Greater than –1.5%	2	0.19
Less than –1.5% and Greater than –2.0%	1	0.09
Less than –2.0% and Greater than –2.5%	1	0.09
Less than –2.5%	2	0.19

	1,067	100.00%

iShares Dow Jones Transportation Average Index Fund

Period Covered: January 1, 2004 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.09%
Greater than 1.5% and Less than 2.0%	1	0.09
Greater than 1.0% and Less than 1.5%	4	0.37
Greater than 0.5% and Less than 1.0%	4	0.37
Between 0.5% and –0.5%	1,048	98.24
Less than –0.5% and Greater than –1.0%	5	0.47
Less than –1.0% and Greater than –1.5%	2	0.19
Less than –1.5% and Greater than –2.0%	1	0.09
Less than –2.0%	1	0.09

	1,067	100.00%

100	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds (“BGIF”) and Master Investment Portfolio (“MIP”) are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 156 portfolios within the fund complex. In addition, Lee T. Kranefuss serves as a Trustee for BGIF and MIP and oversees an additional 24 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee and Officer is c/o Barclays Global Investors, N.A., 400 Howard Street, San Francisco, California 94105. The Board has designated George G.C. Parker as its Lead Independent Trustee. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss, 1961	Trustee and Chairman (since 2003).	Global Chief Executive Officer, iShares/Intermediary Groups of BGI (since 2008); Chief Executive Officer, iShares Intermediary Index and Market Group of BGI (2005-2008); Chief Executive Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2005); Director of BGFA (since 2005); Director, President and Chief Executive Officer of Barclays Global Investors International, Inc. (since 2005); Director and Chairman of Barclays Global Investors Services (since 2005).	Director of iShares, Inc. (since 2003); Trustee of BGlF and MIP (since 2001).

*John E. Martinez, 1962	Trustee (since 2003).	Co-Chief Executive Officer of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003); Director, Barclays Global Investors UK Holdings, Inc. (2000-2003).	Director of iShares, Inc. (since 2003); Director of Real Estate Equity Exchange (since 2005); Chairman, Independent Review Committee, Canadian iShares Funds (since 2007).

*	Lee T. Kranefuss and John E. Martinez are deemed to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment adviser; BGI, the parent company of BGFA; and Barclays Global Investors Services, an affiliate of BGFA and BGI.

TRUSTEE AND OFFICER INFORMATION	101

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
George G.C. Parker, 1939	Trustee (since 2000); Lead Independent Trustee (since 2006).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (since 1994).	Director of iShares, Inc. (since 2002); Director of Continental Airlines, Inc. (since 1996); Director of Community First Financial Group (since 1995); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of NETGEAR, Inc. (since 2007).

Cecilia H. Herbert, 1949	Trustee (since 2005).	Chair of Investment Committee Archdiocese of San Francisco (1994-2005); Director (since 1998) and President (since 2007) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee of the Montgomery Funds (1992-2003); Trustee (since 2005) and Chair of the Finance and Investment Committees (since 2006) of the Thacher School.	Director of iShares, Inc. (since 2005).

Charles A. Hurty, 1943	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002); Director of CSFB Alternative Investments Fund (6 portfolios) (since 2005).

John E. Kerrigan, 1955	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002); Managing Director, Merrill Lynch (1994-2002).	Director of iShares, Inc. (since 2005); Member of Advisory Council for Common fund Distressed Debt Partners II (since 2004).

102	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Robert H. Silver, 1955	Trustee (since 2007).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); President and Chief Operating Officer (2003-2005) and Director (1999-2005) of UBS Financial Services, Inc.; President and Chief Executive Officer of UBS Services USA, LLC (1999-2005); Managing Director, UBS America, Inc. (2000-2005); Director and Vice Chairman of the YMCA of Greater NYC (since 2001); Broadway Producer (since 2006).	Director of iShares, Inc. (since 2007); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (since 2006).

Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held

Michael A. Latham, 1965	President (since 2007).	Head of Americas iShares (since 2007); Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2007); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (since 2005).	None.

Geoffrey D. Flynn, 1956	Treasurer and Chief Financial Officer (since 2007).	Chief Operating Officer, U.S. iShares, BGI (since 2008); Director, Mutual Fund Operations, BGI (2007-2008); President, Van Kampen Investors Services (2003-2007); Managing Director, Morgan Stanley (2002-2007); President, Morgan Stanley Trust, FSB (2002-2007).	None.

TRUSTEE AND OFFICER INFORMATION	103

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers (Continued)

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held

Eilleen M. Clavere, 1952	Secretary (since 2007).	Head of Legal Administration of Intermediary Investors Business of BGI (since 2006); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel of Kirkpatrick & Lockhart LLP (2001-2005).	None.

Ira P. Shapiro, 1963	Vice President and Chief Legal Officer (since 2007).	Associate General Counsel, BGI (since 2004); First Vice President of Merrill Lynch Investment Managers (1993-2004).	None.

Amy Schioldager, 1962	Executive Vice President (since 2007).	Head of U.S. Indexing, BGI (since 2006); Head of Domestic Equity Portfolio Management, BGI (2001-2006).	None.

H. Michael Williams, 1960	Executive Vice President (since 2007).	Vice Chairman – Capital Markets, BGI (since 2008); Head of Global Index and Markets Group of BGI (2006-2008); Global Head of Securities Lending, BGI (2002-2006).	Trustee of BGIF and MIP (since 2007); Trustee, University of California, Berkeley Foundation; Executive Board, College of Letters and Science, University of California, Berkeley.

Patrick O’Connor, 1967	Vice President (since 2007).	Head of iShares Portfolio Management, BGI (since 2006); Senior Portfolio Manager, BGI (1999-2006).	None.

Lee Sterne, 1965	Vice President (since 2007).	Head of U.S. Fixed Income Index and iShares, BGI (since 2007); Senior Portfolio Manager, BGI (2004-2007); Portfolio Manager, BGI (2001-2004).	None.

Matt Tucker, 1972	Vice President (since 2007).	Head of U.S. Fixed Income Investment Solutions, BGI (since 2005); Fixed Income Investment Strategist, BGI (2003-2005); Fixed Income Portfolio Manager, BGI (1997-2003).	None.

104	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P North American Natural Resources Sector (IGE)

iShares S&P North American Technology-Multimedia Networking (IGN)

iShares S&P North American Technology-Semiconductors (IGW)

iShares S&P North American Technology-Software (IGV)

iShares S&P North American Technology Sector (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services

  Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office (FIO)

iShares FTSE NAREIT Mortgage REITs (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential (REZ)

iShares FTSE NAREIT Retail (RTL)

iShares Global Index Funds

iShares S&P Global 100 (100)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Infrastructure (IGF)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI Chile (ECH)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Israel Capped Investable Market (EIS)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Japan Small Cap (SCJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI Thailand Investable Market (THD)

iShares MSCI Turkey Investable Market (TUR)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman Short Treasury (SHV)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 3-7 Year Treasury (IEI)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 10-20 Year Treasury (TLH)

iShares Lehman 20+ Year Treasury (TLT)

iShares Lehman TIPS (TIP)

iShares Lehman Credit (CFT)

iShares Lehman 1-3 Year Credit (CSJ)

iShares Lehman Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Lehman Government/Credit (GBF)

iShares Lehman Intermediate Government/Credit (GVI)

iShares Lehman MBS (MBB)

iShares S&P National Municipal (MUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares JPMorgan USD Emerging Markets (EMB)

iShares Specialty Index Funds

iShares KLD 400 Social (DSI)

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares FTSE Developed Small Cap ex-North America (IFSM)

iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. (IFGL)

iShares FTSE EPRA/NAREIT North America (IFNA)

iShares FTSEEPRA/NAREIT Europe (IFEU)

iShares FTSE EPRA/NAREIT Asia (IFAS)

iShares MSCI ACWI (ACWI)

iShares MSCI ACWI ex US (ACWX)

iShares MSCI BRIC (BKF)

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI EAFE Small Cap (SCZ)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Kokusai (TOK)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Asia 50 (AIA)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares S&P World ex-U.S. Property (WPS)

iSHARES FAMILY OF FUNDS	105

The iShares® Family of Funds (Continued)

    iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds iShares NYSE Composite (NYC) iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Lehman Brothers, no rare they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., KLD Research & Analytics, Inc., MSCI Inc., Morningstar Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50 Index, FTSE NAREIT Residential Index, FTSE NAREIT Retail Index, FTSE NAREIT Mortgage REITs Index or FTSE NAREIT Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA® ”is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This advertising section does not constitute part of the 2008 Annual Report.

6712-iS-0408

106	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

2008 ANNUAL REPORT TO SHAREHOLDERS

iSHARES® DOW JONES SERIES

APRIL 30, 2008

Would you prefer to receive materials like this electronically?

See inside cover for details.

iShares Dow Jones U.S. Aerospace & Defense Index Fund

iShares Dow Jones U.S. Broker-Dealers Index Fund

iShares Dow Jones U.S. Healthcare Providers Index Fund

iShares Dow Jones U.S. Home Construction Index Fund

iShares Dow Jones U.S. Insurance Index Fund

iShares Dow Jones U.S. Medical Devices Index Fund

iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund iShares Dow Jones U.S. Oil Equipment & Services Index Fund

iShares Dow Jones U.S. Pharmaceuticals Index Fund

iShares Dow Jones U.S. Regional Banks Index Fund

iShares®

iShares®

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

To sign up for electronic delivery, please follow these simple steps:

1. Go to www.icsdelivery.com.

2. From the main page, select the first letter of your brokerage firm’s name.

3. Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4. Fill out the appropriate information and provide the e-mail address where you would like your information sent.

Your information and email address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com.

Management’s Discussion of Fund Performance

iSHARES® DOW JONES U.S. AEROSPACE & DEFENSE INDEX FUND

Performance as of April 30, 2008

Average Annual Total Returns						Cumulative Total Returns

Year Ended 4/30/08			Inception to 4/30/08			Inception to 4/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
9.24%	9.12%	9.82%	12.73%	12.69%	13.35%	27.09%	26.99%	28.47%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® DOW JONES U.S. AEROSPACE & DEFENSE INDEX FUND

PORTFOLIO ALLOCATION As of 4/30/08
Industry	Percentage of Net Assets
Aerospace/Defense	44.81%

Aerospace/Defense – Equipment	29.09

Metal Processors & Fabricators	7.01

Diversified Manufacturing Operations	4.86

Electronics – Military	4.31

Advanced Materials/Products	3.21

Electronic Measuring Instruments	2.97

Enterprise Software/Services	1.18

Automotive – Medium and Heavy Duty Trucks	0.93

Commercial Services	0.80

Electronic Security Devices	0.70

Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 4/30/08
Security	Percentage of Net Assets

United Technologies Corp.	9.35%

Boeing Co. (The)	8.97

Lockheed Martin Corp.	6.77

General Dynamics Corp.	6.39

Raytheon Co.	5.87

Northrop Grumman Corp.	5.17

Precision Castparts Corp.	5.09

Textron Inc.	4.86

L-3 Communications Holdings Inc.	4.31

Rockwell Collins Inc.	3.91

TOTAL	60.69%

The iShares Dow Jones U.S. Aerospace & Defense Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Aerospace & Defense Index (the “Index”). The Index measures the performance of the aerospace and defense sector of the U.S. equity market. Aerospace companies include manufacturers, assemblers and distributors of aircraft and aircraft parts. Defense companies include producers of components and equipment for the defense industry, such as military aircraft, radar equipment and weapons. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended April 30, 2008 (the “reporting period”), the Fund returned 9.24%, while the Index returned 9.82%.

Domestic equity markets declined for the 12-month period ending April 30, 2008, against a backdrop of increasing volatility. The volatility was fueled by problems in the subprime mortgage industry which led to a “credit crunch” and spread to broader areas of the economy as the reporting period progressed. Many banks and financial institutions announced large subprime-related losses, some financial institutions struggled under the weight of deteriorating credit conditions, and corporate earnings growth slowed. Energy and commodity prices climbed as the U.S. dollar declined, driving inflation worries despite evidence of slowing economic activity. Responding to signs of a slowing economy, the Federal Reserve (the “Fed”) took decisive action. The Fed lowered its federal funds target rate for the first time since June 2003, cutting rates seven times during the reporting period, bringing the rate down to 2.00% by the end of the period. Late in the first quarter of 2008, the Fed also made less routine moves, initiating several actions aimed at increasing liquidity levels in financial markets. In the final month of the reporting period, the outlook appeared to improve for both the economy and the equity markets: home prices showed signs of stabilizing, March retail sales were stronger than anticipated, and first-quarter GDP increased.

In contrast to broader stock markets, aerospace and defense stocks (as represented by the Index) generated positive results for the reporting period. Continued strength in U.S. military spending, as well as a global infrastructure build-out, provided a lift to the aerospace and defense industry. A deceleration in domestic commercial air traffic during the reporting period, brought on by a weakening economy, was more than offset by expanding airline services outside of the U.S. In addition, record-high oil prices boosted demand for new, more fuel-efficient aircraft.

Eight of the Fund’s ten largest holdings as of April 30, 2008, gained ground for the reporting period, led by top performer L-3 Communications Holdings Inc. Defense contractor Raytheon Co. also generated a strong return due to strength in new orders. Other top performers included defense contractor General Dynamics Corp. and aircraft engine parts maker Precision Castparts Corp. The only stocks among the Fund’s ten largest holdings to decline for the reporting period were aircraft manufacturer Boeing Co. and aviation technology firm Rockwell Collins Inc.

2	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® DOW JONES U.S. BROKER-DEALERS INDEX FUND

Performance as of April 30, 2008

Average Annual Total Returns						Cumulative Total Returns

Year Ended 4/30/08			Inception to 4/30/08			Inception to 4/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(24.35)%	(24.40)%	(24.20)%	(7.31)%	(7.35)%	(7.04)%	(14.08)%	(14.17)%	(13.59)%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance (Continued)

iSHARES® DOW JONES U.S. BROKER-DEALERS INDEX FUND

PORTFOLIO ALLOCATION As of 4/30/08
Industry	Percentage of Net Assets
Finance – Investment Banker/Broker	66.03%

Finance – Other Services	26.14

Investment Management/Advisory Services	7.76

Short-Term and Other Net Assets	0.07

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 4/30/08
Security	Percentage of Net Assets
Goldman Sachs Group Inc. (The)	8.53%

Morgan Stanley	7.91

Merrill Lynch & Co. Inc.	7.23

Lehman Brothers Holdings Inc.	6.41

Charles Schwab Corp. (The)	5.38

CME Group Inc.	5.27

NYSE Euronext Inc.	4.89

IntercontinentalExchange Inc.	4.64

Legg Mason Inc.	3.89

Ameriprise Financial Inc.	3.87

TOTAL	58.02%

The iShares Dow Jones U.S. Broker-Dealers Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Investment Services Index (the “Index”). The Index measures the performance of the investment services sector of the U.S. equity market, and includes companies providing a range of specialized financial services, including securities brokers and dealers, online brokers and securities or commodities exchanges. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended April 30, 2008 (the “reporting period”), the Fund declined 24.35%, while the Index declined 24.20%.

Domestic equity markets declined for the 12-month period ending April 30, 2008, against a backdrop of increasing volatility. The volatility was fueled by problems in the subprime mortgage industry which led to a “credit crunch” and spread to broader areas of the economy as the reporting period progressed. Many banks and financial institutions announced large subprime-related losses, some financial institutions struggled under the weight of deteriorating credit conditions, and corporate earnings growth slowed. Energy and commodity prices climbed as the U.S. dollar declined, driving inflation worries despite evidence of slowing economic activity. Responding to signs of a slowing economy, the Federal Reserve (the “Fed”) took decisive action. The Fed lowered its federal funds target rate for the first time since June 2003, cutting rates seven times during the reporting period, bringing the rate down to 2.00% by the end of the period. Late in the first quarter of 2008, the Fed also made less routine moves, initiating several actions aimed at increasing liquidity levels in financial markets. In the final month of the reporting period, the outlook appeared to improve for both the economy and the equity markets: home prices showed signs of stabilizing, March retail sales were stronger than anticipated, and first-quarter GDP increased.

The subprime lending crisis and associated “credit crunch” had a significant negative impact on investment services firms (as represented by the Index), which lost nearly one-quarter of their value for the reporting period. The major investment banks and brokerage houses reported hundreds of billions of dollars in subprime-related losses, and many were forced to seek alternative sources of capital to shore up their balance sheets. In addition, the “credit crunch” helped put an end to the boom in mergers and acquisitions that had provided a healthy source of profits for investment services companies in 2005 and 2006. The losses and challenging market environment ultimately forced many of these companies to reduce their workforce and rein in the risk profile of their investment portfolios.

Eight of the Fund’s ten largest holdings as of April 30, 2008, declined for the reporting period. Merrill Lynch & Co. Inc. and Lehman Brothers Holdings Inc., both of which declined more than 40% in the aftermath of their subprime write-downs, were the weakest performers. Asset manager Legg Mason Inc. also fell sharply amid declining assets under management and losses related to its money market funds. The only two stocks among the Fund’s ten largest holdings to advance for the reporting period were discount broker Charles Schwab Corp., which generated solid growth in new assets, and futures exchange operator IntercontinentalExchange Inc., which benefited from a sharp increase in trading activity.

4	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® DOW JONES U.S. HEALTHCARE PROVIDERS INDEX FUND

Performance as of April 30, 2008

Average Annual Total Returns						Cumulative Total Returns

Year Ended 4/30/08			Inception to 4/30/08			Inception to 4/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(14.45)%	(14.48)%	(14.27)%	0.77%	0.75%	1.24%	1.54%	1.50%	2.49%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE PROVIDERS INDEX FUND

PORTFOLIO ALLOCATION As of 4/30/08
Industry	Percentage of Net Assets
Medical – HMO	45.97%

Pharmacy Services	15.84

Medical Labs & Testing Services	9.71

Medical – Hospitals	7.56

Medical – Outpatient/Home Medical Care	4.06

Research & Development	3.85

Physician Practice Management	3.05

Dialysis Centers	2.75

Physical Therapy/Rehab Centers	2.13

Retirement/Aged Care	1.78

Medical – Nursing Homes	1.30

Commercial Services	0.84

Health Care Cost Containment/Management	0.63

Life/Health Insurance	0.36

Medical Laser Systems	0.16

Short-Term and Other Net Assets	0.01

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 4/30/08
Security	Percentage of Net Assets
UnitedHealth Group Inc.	12.23%

Medco Health Solutions Inc.	9.15

WellPoint Inc.	9.04

Aetna Inc.	7.63

Express Scripts Inc.	6.02

CIGNA Corp.	4.89

Laboratory Corp. of America Holdings	3.67

Humana Inc.	3.58

Quest Diagnostics Inc.	3.45

Coventry Health Care Inc.	3.20

TOTAL	62.86%

The iShares Dow Jones U.S. Healthcare Providers Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Health Care Providers Index (the “Index”). The Index measures the performance of the health care providers sector of the U.S. equity market, and includes companies that are health care providers, such as owners and operators of health maintenance organizations, hospitals, clinics, dentists, opticians, nursing homes and rehabilitation and retirement centers. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended April 30, 2008 (the “reporting period”), the Fund declined 14.45%, while the Index declined 14.27%.

Domestic equity markets declined for the 12-month period ending April 30, 2008, against a backdrop of increasing volatility. The volatility was fueled by problems in the subprime mortgage industry which led to a “credit crunch” and spread to broader areas of the economy as the reporting period progressed. Many banks and financial institutions announced large subprime-related losses, some financial institutions struggled under the weight of deteriorating credit conditions, and corporate earnings growth slowed. Energy and commodity prices climbed as the U.S. dollar declined, driving inflation worries despite evidence of slowing economic activity. Responding to signs of a slowing economy, the Federal Reserve (the “Fed”) took decisive action. The Fed lowered its federal funds target rate for the first time since June 2003, cutting rates seven times during the reporting period, bringing the rate down to 2.00% by the end of the period. Late in the first quarter of 2008, the Fed also made less routine moves, initiating several actions aimed at increasing liquidity levels in financial markets. In the final month of the reporting period, the outlook appeared to improve for both the economy and the equity markets: home prices showed signs of stabilizing, March retail sales were stronger than anticipated, and first-quarter GDP increased.

Health care providers, as represented by the Index, lagged the broad U.S. equity indexes, producing double-digit declines for the reporting period. A combination of industry concerns and company-specific issues weighed on this segment of the market. Profits for health care providers came under pressure from a weakening economy, increasingly fierce price competition, and rapidly rising medical costs. In addition, election-year concerns surrounding a range of health care issues, most notably Medicare reimbursements, created further uncertainty about future profitability. Individual company issues ranged from Medicare prescription price miscalculations to a federal fraud investigation.

Seven of the Fund’s ten largest holdings as of April 30, 2008, declined for the reporting period. Medical plan providers suffered the largest declines among the top-ten holdings, led by UnitedHealth Group Inc. (the Fund’s largest holding), WellPoint Inc., Humana Inc., and Coventry Health Care Inc. On the positive side, pharmacy benefits managers Express Scripts Inc. and Medco Health Solutions Inc. were the top performers, benefiting from increased demand for generic drugs, which tend to have higher profit margins. The other positive performer among the Fund’s ten largest holdings was diagnostic testing company Quest Diagnostics Inc., which enjoyed strong growth in its cancer-testing unit.

6	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® DOW JONES U.S. HOME CONSTRUCTION INDEX FUND

Performance as of April 30, 2008

Average Annual Total Returns						Cumulative Total Returns

Year Ended 4/30/08			Inception to 4/30/08			Inception to 4/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(43.39)%	(43.47)%	(41.92)%	(35.47)%	(35.53)%	(34.32)%	(58.36)%	(58.44)%	(56.86)%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance (Continued)

iSHARES® DOW JONES U.S. HOME CONSTRUCTION INDEX FUND

PORTFOLIO ALLOCATION As of 4/30/08
Industry	Percentage of Net Assets
Building – Residential/Commercial	84.14%

Building – Mobil Home/Manufactured Housing & RV	15.58

Short-Term and Other Net Assets	0.28

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 4/30/08
Security	Percentage of Net Assets
Lennar Corp. Class A	6.39%

Pulte Homes Inc.	5.95

D.R. Horton Inc.	5.73

Toll Brothers Inc.	5.72

NVR Inc.	5.69

Beazer Homes USA Inc.	5.57

Standard-Pacific Corp.	5.25

Meritage Homes Corp.	5.17

Hovnanian Enterprises Inc. Class A	4.98

Centex Corp.	4.95

TOTAL	55.40%

The iShares Dow Jones U.S. Home Construction Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Home Construction Index (the “Index”). The Index measures the performance of the home construction sector of the U.S. equity market, and includes companies that are constructors of residential homes, including manufacturers of mobile and prefabricated homes. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended April 30, 2008 (the “reporting period”), the Fund declined 43.39%, while the Index declined 41.92%.

Domestic equity markets declined for the 12-month period ending April 30, 2008, against a backdrop of increasing volatility. The volatility was fueled by problems in the subprime mortgage industry which led to a “credit crunch” and spread to broader areas of the economy as the reporting period progressed. Many banks and financial institutions announced large subprime-related losses, some financial institutions struggled under the weight of deteriorating credit conditions, and corporate earnings growth slowed. Energy and commodity prices climbed as the U.S. dollar declined, driving inflation worries despite evidence of slowing economic activity. Responding to signs of a slowing economy, the Federal Reserve (the “Fed”) took decisive action. The Fed lowered its federal funds target rate for the first time since June 2003, cutting rates seven times during the reporting period, bringing the rate down to 2.00% by the end of the period. Late in the first quarter of 2008, the Fed also made less routine moves, initiating several actions aimed at increasing liquidity levels in financial markets. In the final month of the reporting period, the outlook appeared to improve for both the economy and the equity markets: home prices showed signs of stabilizing, March retail sales were stronger than anticipated, and first-quarter GDP increased.

The deterioration of the housing market had a significant negative impact on home construction stocks (as represented by the Index), which fell by more than 40% as a group for the reporting period. New home sales in the U.S. plunged by 30.8% for the reporting period versus the prior year ending April 2007 and new residential construction fell by 30.6% for the reporting period. In addition, home prices, as measured by the federal government’s House Price Index (HPI), fell by 1.3% in 2007 – the first annual decline in home prices since the HPI was created in 1991. The Standard & Poor’s/Case-Shiller Home Price Index showed an even larger slump in housing prices – down 9.1% in 2007. Despite a contraction in new home building, the inventory of homes for sale continued to rise thanks to a sharp increase in foreclosures. All of these factors combined to put considerable downward pressure on homebuilders’ profits and share prices.

Each of the Fund’s ten largest holdings as of April 30, 2008, fell by more than 20% for the reporting period. The weakest performers were homebuilders Standard-Pacific Corp. and Beazer Homes USA Inc., both of which declined by more than 60%. Other homebuilders that declined by more than 50% included Pulte Homes Inc., Centex Corp., Hovnanian Enterprises Inc., and Lennar Corp. NVR Inc. and Toll Brothers Inc. had the smallest declines for the reporting period.

8	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® DOW JONES U.S. INSURANCE INDEX FUND

Performance as of April 30, 2008

Average Annual Total Returns						Cumulative Total Returns

Year Ended 4/30/08			Inception to 4/30/08			Inception to 4/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(19.82)%	(20.02)%	(19.49)%	(4.73)%	(4.77)%	(4.29)%	(9.24)%	(9.32)%	(8.39)%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance (Continued)

iSHARES® DOW JONES U.S. INSURANCE INDEX FUND

PORTFOLIO ALLOCATION As of 4/30/08
Industry	Percentage of Net Assets
Multi-line Insurance	49.03%

Life/Health Insurance	24.95

Property/Casualty Insurance	22.08

Insurance Brokers	1.87

Financial Guarantee Insurance	1.24

Reinsurance	0.75

Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 4/30/08
Security	Percentage of Net Assets
American International Group Inc.	16.70%

Prudential Financial Inc.	6.34

Aflac Inc.	6.14

Travelers Companies Inc. (The)	5.90

Allstate Corp. (The)	5.37

MetLife Inc.	5.04

Hartford Financial Services Group Inc. (The)	4.37

ACE Ltd.	3.87

Chubb Corp.	3.86

Loews Corp.	3.72

TOTAL	61.31%

The iShares Dow Jones U.S. Insurance Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Insurance Index (the “Index”). The Index measures the performance of the insurance sector of the U.S. equity market, and includes companies in the following industry groups: full line insurance, insurance brokers, property and casualty insurance, reinsurance and life insurance. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended April 30, 2008 (the “reporting period”), the Fund declined 19.82%, while the Index declined 19.49%.

Domestic equity markets declined for the 12-month period ending April 30, 2008, against a backdrop of increasing volatility. The volatility was fueled by problems in the subprime mortgage industry which led to a “credit crunch” and spread to broader areas of the economy as the reporting period progressed. Many banks and financial institutions announced large subprime-related losses, some financial institutions struggled under the weight of deteriorating credit conditions, and corporate earnings growth slowed. Energy and commodity prices climbed as the U.S. dollar declined, driving inflation worries despite evidence of slowing economic activity. Responding to signs of a slowing economy, the Federal Reserve (the “Fed”) took decisive action. The Fed lowered its federal funds target rate for the first time since June 2003, cutting rates seven times during the reporting period, bringing the rate down to 2.00% by the end of the period. Late in the first quarter of 2008, the Fed also made less routine moves, initiating several actions aimed at increasing liquidity levels in financial markets. In the final month of the reporting period, the outlook appeared to improve for both the economy and the equity markets: home prices showed signs of stabilizing, March retail sales were stronger than anticipated, and first-quarter GDP increased.

The problems in the subprime lending and credit markets had a negative impact on insurance stocks (as represented by the Index), which fell by nearly 20% for the reporting period. Insurance companies have investment portfolios in which they typically invest their premium income, and the broad decline in stocks coupled with difficulties in the real estate and credit markets led to losses in many of these portfolios, which put downward pressure on the earnings of many insurers. In addition, some insurance firms had direct exposure to securities that contained subprime mortgages, resulting in further write-downs. Beyond the challenges in their investment portfolios, life insurers saw an increase in operating profits thanks to strong sales of variable annuities, while property and casualty insurance firms benefited from a lack of catastrophic weather conditions.

Seven of the Fund’s ten largest holdings as of April 30, 2008, declined for the reporting period. The weakest performers were property and casualty insurers American International Group Inc. and Hartford Financial Services Group Inc. Property and casualty insurers Loews Corp. and Allstate Corp., as well as life insurer Prudential Financial Inc., also suffered double-digit declines for the reporting period. Supplemental health insurer Aflac Inc. was the best performer, rallying due to strong sales growth in Japan. The other two stocks among the Fund’s ten largest holdings to post positive returns were property and casualty insurers Chubb Corp. and ACE Ltd.

10	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® DOW JONES U.S. MEDICAL DEVICES INDEX FUND

Performance as of April 30, 2008

Average Annual Total Returns						Cumulative Total Returns

Year Ended 4/30/08			Inception to 4/30/08			Inception to 4/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
3.97%	3.92%	4.52%	6.99%	6.96%	7.53%	14.47%	14.41%	15.63%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance (Continued)

iSHARES® DOW JONES U.S. MEDICAL DEVICES INDEX FUND

PORTFOLIO ALLOCATION As of 4/30/08
Industry	Percentage of Net Assets
Medical Instruments	38.05%

Medical Products	26.32

Instruments – Scientific	15.31

Medical – Biomedical/Gene	5.44

Hospital Beds/Equipment	3.00

Respiratory Products	2.55

Diagnostic Equipment	2.08

Medical Sterilization Products	1.85

Patient Monitoring Equipment	1.45

Electronic Measuring Instruments	1.07

Ultra Sound Imaging Systems	1.06

Dental Supplies & Equipment	0.97

Enterprise Software/Services	0.69

Short-Term and Other Net Assets	0.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 4/30/08
Security	Percentage of Net Assets
Medtronic Inc.	9.63%

Thermo Fisher Scientific Inc.	6.97

Covidien Ltd.	6.74

Stryker Corp.	6.23

Boston Scientific Corp.	6.13

Zimmer Holdings Inc.	5.58

St. Jude Medical Inc.	5.28

Intuitive Surgical Inc.	4.44

Waters Corp.	3.60

Varian Medical Systems Inc.	3.39

TOTAL	57.99%

The iShares Dow Jones U.S. Medical Devices Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Medical Equipment Index (the “Index”). The Index measures the performance of the medical equipment sector of the U.S. equity market, and includes medical equipment companies such as manufacturers and distributors of medical devices such as magnetic resonance imaging (MRI) scanners, prosthetics, pacemakers, X-ray machines, and other non-disposable medical devices. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended April 30, 2008 (the “reporting period”), the Fund returned 3.97%, while the Index returned 4.52%.

Domestic equity markets declined for the 12-month period ending April 30, 2008, against a backdrop of increasing volatility. The volatility was fueled by problems in the subprime mortgage industry which led to a “credit crunch” and spread to broader areas of the economy as the reporting period progressed. Many banks and financial institutions announced large subprime-related losses, some financial institutions struggled under the weight of deteriorating credit conditions, and corporate earnings growth slowed. Energy and commodity prices climbed as the U.S. dollar declined, driving inflation worries despite evidence of slowing economic activity. Responding to signs of a slowing economy, the Federal Reserve (the “Fed”) took decisive action. The Fed lowered its federal funds target rate for the first time since June 2003, cutting rates seven times during the reporting period, bringing the rate down to 2.00% by the end of the period. Late in the first quarter of 2008, the Fed also made less routine moves, initiating several actions aimed at increasing liquidity levels in financial markets. In the final month of the reporting period, the outlook appeared to improve for both the economy and the equity markets: home prices showed signs of stabilizing, March retail sales were stronger than anticipated, and first-quarter GDP increased.

Medical equipment stocks, as represented by the Index, advanced modestly for the reporting period. This segment of the market outperformed the broad U.S. equity indexes despite some safety concerns and product recalls, as well as a settlement with the federal government on a corporate fraud case involving several medical device makers. Improving sales overseas boosted medical devices stocks as the weak dollar allowed companies to expand market share internationally. The defensive nature of healthcare stocks in general, and medical devices makers in particular, also attracted investors seeking solace from both the domestic economic slowdown and the “credit crunch.”

Six of the Fund’s ten largest holdings as of April 30, 2008, gained ground for the reporting period. The best performer was surgical equipment maker Intuitive Surgical Inc., which more than doubled during the period thanks to strong sales of its robotic surgical system. Medical instruments maker Thermo Fisher Scientific Inc. and cancer therapy systems provider Varian Medical Systems Inc. also generated double-digit gains for the reporting period. Among the stocks in the top-ten holdings to decline, orthopedic products maker Zimmer Holdings Inc. and internal medical device developer Boston Scientific Corp. suffered the largest declines.

12	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® DOW JONES U.S. OIL & GAS EXPLORATION & PRODUCTION INDEX FUND

Performance as of April 30, 2008

Average Annual Total Returns						Cumulative Total Returns

Year Ended 4/30/08			Inception to 4/30/08			Inception to 4/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
37.95%	37.81%	38.50%	22.04%	21.95%	22.48%	48.95%	48.71%	50.01%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance (Continued)

iSHARES® DOW JONES U.S. OIL & GAS EXPLORATION & PRODUCTION INDEX FUND

PORTFOLIO ALLOCATION As of 4/30/08
Industry	Percentage of Net Assets
Oil Companies – Exploration & Production	87.72%

Oil Refining & Marketing	9.22

Oil – U.S. Royalty Trusts	1.19

Independent Power Producer	1.11

Oil & Gas Drilling	0.66

Short-Term and Other Net Assets	0.10

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 4/30/08
Security	Percentage of Net Assets
Occidental Petroleum Corp.	9.38%

Devon Energy Corp.	7.18

Apache Corp.	6.88

EOG Resources Inc.	5.35

Anadarko Petroleum Corp.	5.21

XTO Energy Inc.	5.19

Valero Energy Corp.	4.66

Chesapeake Energy Corp.	4.50

Southwestern Energy Co.	3.27

Noble Energy Inc.	3.22

TOTAL	54.84%

The iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Oil Exploration & Production Index (the “Index”). The Index measures the performance of the oil exploration and production sub-sector of the U.S. equity market, and includes companies that are engaged in the exploration for and extraction, production, refining, and supply of oil and gas products. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended April 30, 2008 (the “reporting period”), the Fund returned 37.95%, while the Index returned 38.50%.

Domestic equity markets declined for the 12-month period ending April 30, 2008, against a backdrop of increasing volatility. The volatility was fueled by problems in the subprime mortgage industry which led to a “credit crunch” and spread to broader areas of the economy as the reporting period progressed. Many banks and financial institutions announced large subprime-related losses, some financial institutions struggled under the weight of deteriorating credit conditions, and corporate earnings growth slowed. Energy and commodity prices climbed as the U.S. dollar declined, driving inflation worries despite evidence of slowing economic activity. Responding to signs of a slowing economy, the Federal Reserve (the “Fed”) took decisive action. The Fed lowered its federal funds target rate for the first time since June 2003, cutting rates seven times during the reporting period, bringing the rate down to 2.00% by the end of the period. Late in the first quarter of 2008, the Fed also made less routine moves, initiating several actions aimed at increasing liquidity levels in financial markets. In the final month of the reporting period, the outlook appeared to improve for both the economy and the equity markets: home prices showed signs of stabilizing, March retail sales were stronger than anticipated, and first-quarter GDP increased.

Oil exploration and production stocks, as represented by the Index, enjoyed very strong gains for the reporting period as energy prices surged. The price of oil soared by 73%, finishing the reporting period at just under $114 a barrel, though it reached an all-time high of $120 a barrel in mid-April. Healthy global economic growth, particularly outside the U.S., and robust demand for energy from large emerging economies such as China and India were contributors to the sharp increase in the price of oil. Meanwhile, the price of natural gas rose by 40% for the reporting period, with the bulk of the increase occurring in early 2008 amid colder-than-expected winter weather. Higher prices spurred a boom in oil and gas drilling and exploration, boosting profits for exploration and production companies.

Nine of the Fund’s ten largest holdings as of April 30, 2008, gained more than 40% for the reporting period. The best performer was natural gas exploration and production company Southwestern Energy Co., which doubled during the period. Most of Southwestern’s gains occurred in the last six months of the reporting period, mirroring the rise in natural gas prices late in the period. Other top performers included oil & gas producers Apache Corp. and EOG Resources Inc., both of which also have a significant emphasis on natural gas. The only decliner among the Fund’s ten largest holdings was oil refiner Valero Energy Corp., which slumped by nearly 30% for the reporting period as soaring oil prices crimped refining profit margins.

14	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® DOW JONES U.S. OIL EQUIPMENT & SERVICES INDEX FUND

Performance as of April 30, 2008

Average Annual Total Returns						Cumulative Total Returns

Year Ended 4/30/08			Inception to 4/30/08			Inception to 4/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
34.13%	34.16%	34.61%	16.31%	16.28%	16.80%	35.28%	35.20%	36.41%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance (Continued)

iSHARES® DOW JONES U.S. OIL EQUIPMENT & SERVICES INDEX FUND

PORTFOLIO ALLOCATION As of 4/30/08
Industry	Percentage of Net Assets
Oil – Field Services	61.58%

Oil & Gas Drilling	19.18

Oil Field Machinery & Equipment	14.97

Transportation – Marine	1.61

Oil Companies – Exploration & Production	1.43

Seismic Data Collection	0.54

Transportation – Services	0.47

Short-Term and Other Net Assets	0.22

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 4/30/08
Security	Percentage of Net Assets
Schlumberger Ltd.	17.38%

Transocean Inc.	8.47

Halliburton Co.	7.79

National Oilwell Varco Inc.	6.17

Weatherford International Ltd.	5.75

Baker Hughes Inc.	4.89

Smith International Inc.	3.67

Noble Corp.	3.59

Cameron International Corp.	2.78

Nabors Industries Ltd.	2.72

TOTAL	63.21%

The iShares Dow Jones U.S. Oil Equipment & Services Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Oil Equipment & Services Index (the “Index”). The Index measures the performance of the oil equipment and services sector of the U.S. equity market, and includes companies that are suppliers of equipment or services to oil fields and offshore platforms, such as drilling, exploration, engineering, logistics, seismic information services and platform construction. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended April 30, 2008 (the “reporting period”), the Fund returned 34.13%, while the Index returned 34.61%.

Domestic equity markets declined for the 12-month period ending April 30, 2008, against a backdrop of increasing volatility. The volatility was fueled by problems in the subprime mortgage industry which led to a “credit crunch” and spread to broader areas of the economy as the reporting period progressed. Many banks and financial institutions announced large subprime-related losses, some financial institutions struggled under the weight of deteriorating credit conditions, and corporate earnings growth slowed. Energy and commodity prices climbed as the U.S. dollar declined, driving inflation worries despite evidence of slowing economic activity. Responding to signs of a slowing economy, the Federal Reserve (the “Fed”) took decisive action. The Fed lowered its federal funds target rate for the first time since June 2003, cutting rates seven times during the reporting period, bringing the rate down to 2.00% by the end of the period. Late in the first quarter of 2008, the Fed also made less routine moves, initiating several actions aimed at increasing liquidity levels in financial markets. In the final month of the reporting period, the outlook appeared to improve for both the economy and the equity markets: home prices showed signs of stabilizing, March retail sales were stronger than anticipated, and first-quarter GDP increased.

Oil equipment and services stocks, as represented by the Index, enjoyed very strong gains for the reporting period as energy prices surged. The price of oil soared by 73%, finishing the reporting period at just under $114 a barrel, though it reached an all-time high of $120 a barrel in mid-April. Healthy global economic growth, particularly outside the U.S., and robust demand for energy from large emerging economies such as China and India contributed to the sharp increase in the price of oil. Meanwhile, the price of natural gas rose by 40% for the reporting period, with the bulk of the increase occurring in early 2008 amid colder-than-expected winter weather. Higher prices spurred a boom in oil and gas drilling and exploration, boosting demand and profits for companies providing the necessary equipment and services.

Each of the Fund’s ten largest holdings as of April 30, 2008, advanced for the reporting period, with eight of them returning 35% or more. The best performers were National Oilwell Varco Inc. and Transocean Inc., both of which provide equipment and services for offshore oil extraction – Transocean in drilling, National Oilwell Varco in platform construction. Other top performers included Weatherford International Ltd. and Cameron International Corp. The worst performer among the Fund’s ten largest holdings, Baker Hughes Inc., advanced modestly for the reporting period. Baker’s emphasis on North America, where drilling activity was relatively subdued in the first half of the reporting period, held the stock in check.

16	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® DOW JONES U.S. PHARMACEUTICALS INDEX FUND

Performance as of April 30, 2008

Average Annual Total Returns						Cumulative Total Returns

Year Ended 4/30/08			Inception to 4/30/08			Inception to 4/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(13.43)%	(13.55)%	(13.00)%	0.50%	0.44%	0.91%	1.00%	0.87%	1.83%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance (Continued)

iSHARES® DOW JONES U.S. PHARMACEUTICALS INDEX FUND

PORTFOLIO ALLOCATION As of 4/30/08
Industry	Percentage of Net Assets
Medical – Drugs	67.65%

Medical – Generic Drugs	12.16

Medical Products	8.36

Drug Delivery Systems	4.96

Therapeutics	4.46

Medical – Biomedical/Gene	1.32

Consumer Products – Miscellaneous	0.98

Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 4/30/08
Security	Percentage of Net Assets
Johnson & Johnson	8.36%

Pfizer Inc.	7.13

Abbott Laboratories	6.07

Wyeth	5.89

Merck & Co. Inc.	5.75

Bristol-Myers Squibb Co.	5.11

Eli Lilly and Co.	4.97

Schering-Plough Corp.	4.18

Allergan Inc.	3.64

Forest Laboratories Inc.	2.92

TOTAL	54.02%

The iShares Dow Jones U.S. Pharmaceuticals Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Pharmaceuticals Index (the “Index”). The Index measures the performance of the pharmaceuticals sector of the U.S. equity market, and includes pharmaceutical companies such as manufacturers of prescription or over-the-counter drugs or vaccines, but excludes producers of vitamins. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended April 30, 2008 (the “reporting period”), the Fund declined 13.43%, while the Index declined 13.00%.

Domestic equity markets declined for the 12-month period ending April 30, 2008, against a backdrop of increasing volatility. The volatility was fueled by problems in the subprime mortgage industry which led to a “credit crunch” and spread to broader areas of the economy as the reporting period progressed. Many banks and financial institutions announced large subprime-related losses, some financial institutions struggled under the weight of deteriorating credit conditions, and corporate earnings growth slowed. Energy and commodity prices climbed as the U.S. dollar declined, driving inflation worries despite evidence of slowing economic activity. Responding to signs of a slowing economy, the Federal Reserve (the “Fed”) took decisive action. The Fed lowered its federal funds target rate for the first time since June 2003, cutting rates seven times during the reporting period, bringing the rate down to 2.00% by the end of the period. Late in the first quarter of 2008, the Fed also made less routine moves, initiating several actions aimed at increasing liquidity levels in financial markets. In the final month of the reporting period, the outlook appeared to improve for both the economy and the equity markets: home prices showed signs of stabilizing, March retail sales were stronger than anticipated, and first-quarter GDP increased.

Pharmaceutical stocks, as represented by the Index, declined for the reporting period and lagged the broad U.S. equity indexes. Healthcare stocks in general, and drug makers in particular, have historically outperformed during economic downturns because consumers typically buy their products regardless of economic conditions. However, pharmaceutical companies faced a number of challenges during the reporting period that put downward pressure on their stock prices. The industry wrestled with the loss of patent protection and increased generic competition for a number of significant drug franchises. In addition, the high costs and lengthy approval process for new drugs has resulted in thin drug development pipelines for many pharmaceutical companies. Finally, election-year concerns on a range of healthcare issues created uncertainty about future profitability.

Nine of the Fund’s ten largest holdings as of April 30, 2008, declined for the reporting period. The weakest performers included Schering-Plough Corp., which struggled with high acquisition costs and reduced sales of its cholesterol drug, and Forest Laboratories Inc., which faced patent protection challenges on an anti-depressant medication. Major drug makers Merck & Co. Inc., Bristol-Myers Squibb Co., and Pfizer Inc. also declined by more than 20%. The only stock among the ten largest holdings to advance for the reporting period was the Fund’s largest holding, Johnson & Johnson, which benefited from solid growth in its consumer products division.

18	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® DOW JONES U.S. REGIONAL BANKS INDEX FUND

Performance as of April 30, 2008

Average Annual Total Returns						Cumulative Total Returns

Year Ended 4/30/08			Inception to 4/30/08			Inception to 4/30/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(25.69)%	(25.74)%	(25.48)%	(11.62)%	(11.64)%	(11.25)%	(21.89)%	(21.93)%	(21.24)%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

Management’s Discussion of Fund Performance (Continued)

iSHARES® DOW JONES U.S. REGIONAL BANKS INDEX FUND

PORTFOLIO ALLOCATION As of 4/30/08
Industry	Percentage of Net Assets
Super-Regional Banks – U.S.	42.50%

Commercial Banks – Southern U.S.	16.66

Commercial Banks – Central U.S.	9.29

Savings & Loans/Thrifts – Eastern U.S.	8.67

Commercial Banks – Western U.S.	7.03

Commercial Banks – Eastern U.S.	5.54

Fiduciary Banks	5.30

Savings & Loans/Thrifts – Western U.S.	4.05

Finance – Investment Banker/Broker	0.65

Savings & Loans/Thrifts – Central U.S.	0.10

Finance – Mortgage Loan/Banker	0.09

Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 4/30/08
Security	Percentage of Net Assets
U.S. Bancorp	18.63%

PNC Financial Services Group Inc. (The)	7.50

SunTrust Banks Inc.	6.21

BB&T Corp.	6.02

Regions Financial Corp.	4.86

Northern Trust Corp.	4.59

Washington Mutual Inc.	3.39

Fifth Third Bancorp	3.35

Hudson City Bancorp Inc.	2.94

KeyCorp	2.88

TOTAL	60.37%

The iShares Dow Jones U.S. Regional Banks Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Regional Banks Index (the “Index”). The Index measures the performance of the regional bank sector of the U.S. equity market, and is a subset of the Dow Jones U.S. Bank Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended April 30, 2008 (the “reporting period”), the Fund declined 25.69%, while the Index declined 25.48%.

Domestic equity markets declined for the 12-month period ending April 30, 2008, against a backdrop of increasing volatility. The volatility was fueled by problems in the subprime mortgage industry which led to a “credit crunch” and spread to broader areas of the economy as the reporting period progressed. Many banks and financial institutions announced large subprime-related losses, some financial institutions struggled under the weight of deteriorating credit conditions, and corporate earnings growth slowed. Energy and commodity prices climbed as the U.S. dollar declined, driving inflation worries despite evidence of slowing economic activity. Responding to signs of a slowing economy, the Federal Reserve (the “Fed”) took decisive action. The Fed lowered its federal funds target rate for the first time since June 2003, cutting rates seven times during the reporting period, bringing the rate down to 2.00% by the end of the period. Late in the first quarter of 2008, the Fed also made less routine moves, initiating several actions aimed at increasing liquidity levels in financial markets. In the final month of the reporting period, the outlook appeared to improve for both the economy and the equity markets: home prices showed signs of stabilizing, March retail sales were stronger than anticipated, and first-quarter GDP increased.

Deteriorating conditions in the housing market, problems within the subprime lending industry, and the crisis in the credit markets all had a significant negative impact on regional banking stocks (as represented by the Index), which lost one-quarter of their value as a group for the reporting period. Virtually all of the regional banks had exposure to the housing sector via mortgage lending, but many also had notable subprime lending businesses. Rising mortgage delinquencies forced banks to increase their loan-loss reserves and write down the value of their mortgage-and asset-backed securities in some cases. On the positive side, the Federal Reserve’s short-term interest rate cuts widened the gap between short-and long-term rates, leading to higher net interest margins for the regional banks.

Seven of the Fund’s ten largest holdings as of April 30, 2008, declined during the reporting period. The weakest performer by far was Washington Mutual Inc., one of the nation’s largest mortgage lenders with a sizable subprime lending business. Other notable decliners included Fifth Third Bancorp, based in the Midwest, as well as Regions Financial Corp. and SunTrust Banks Inc., both of which are based in the Southeast. Among the three stocks in the Fund’s top ten holdings to advance for the reporting period, the best performer was Hudson City Bancorp Inc., which operates in the New York City metropolitan area. Hudson had no exposure to subprime lending and avoided the loan losses and write-downs that plagued its competitors. The other two positive performers were Northern Trust Corp. and U.S. Bancorp, the Fund’s largest holding.

20	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (11/1/07)	Ending Account Value (4/30/08)	Annualized Expense Ratio	Expenses Paid During Period[a] (11/1/07 to 4/30/08)
Dow Jones U.S. Aerospace & Defense
Actual	$1,000.00	$ 900.40	0.47%	$2.22
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.47	2.36
Dow Jones U.S. Broker-Dealers
Actual	1,000.00	751.90	0.47	2.05
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.47	2.36
Dow Jones U.S. Healthcare Providers
Actual	1,000.00	835.10	0.47	2.14
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.47	2.36
Dow Jones U.S. Home Construction
Actual	1,000.00	974.50	0.47	2.31
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.47	2.36

SHAREHOLDER EXPENSES	21

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (11/1/07)	Ending Account Value (4/30/08)	Annualized Expense Ratio	Expenses Paid During Period[a] (11/1/07 to 4/30/08)
Dow Jones U.S. Insurance
Actual	$1,000.00	$ 851.00	0.47%	$2.16
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.47	2.36
Dow Jones U.S. Medical Devices
Actual	1,000.00	932.30	0.47	2.26
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.47	2.36
Dow Jones U.S. Oil & Gas Exploration & Production
Actual	1,000.00	1,136.80	0.47	2.50
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.47	2.36
Dow Jones U.S. Oil Equipment & Services
Actual	1,000.00	1,094.50	0.47	2.45
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.47	2.36
Dow Jones U.S. Pharmaceuticals
Actual	1,000.00	895.90	0.47	2.22
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.47	2.36
Dow Jones U.S. Regional Banks
Actual	1,000.00	843.30	0.47	2.15
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.47	2.36

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days).

22	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® DOW JONES U.S. AEROSPACE & DEFENSE INDEX FUND

April 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.87%

ADVANCED MATERIALS/PRODUCTS – 3.21%
Ceradyne Inc.[a]	114,144	$4,447,050
Hexcel Corp.[a]	271,831	6,083,578

		10,530,628

AEROSPACE/DEFENSE – 44.81%
Boeing Co. (The)	346,929	29,440,395
Cubic Corp.	92,324	2,502,904
Esterline Technologies Corp.[a]	92,366	5,141,092
General Dynamics Corp.	231,913	20,969,573
Lockheed Martin Corp.	209,676	22,234,043
Northrop Grumman Corp.	230,564	16,962,594
Raytheon Co.	301,200	19,267,764
Rockwell Collins Inc.	203,454	12,839,982
Spirit AeroSystems Holdings Inc. Class Aa	264,765	7,723,195
Teledyne Technologies Inc.[a]	104,854	6,158,075
TransDigm Group Inc.[a]	100,735	3,824,908

		147,064,525

AEROSPACE/DEFENSE - EQUIPMENT – 29.09%
AAR Corp.[a,b]	153,266	3,586,424
Alliant Techsystems Inc.[a,b]	70,471	7,750,401
BE Aerospace Inc.[a]	209,143	8,441,011
Curtiss-Wright Corp.	130,453	6,195,213
DRS Technologies Inc.	105,859	6,609,836
GenCorp Inc.[a,b]	275,102	2,357,624
Goodrich Corp.	172,372	11,747,152
HEICO Corp. Class A	91,890	3,696,735
Moog Inc. Class Aa	118,196	5,095,430
Orbital Sciences Corp.[a]	195,710	5,266,556
Triumph Group Inc.	68,631	4,040,307
United Technologies Corp.	423,439	30,686,624

		95,473,313

AUTOMOTIVE - MEDIUM AND HEAVY DUTY TRUCKS – 0.93%
Force Protection Inc.[a,b]	1,020,680	3,051,833

		3,051,833

COMMERCIAL SERVICES – 0.80%
DynCorp International Inc.[a]	147,384	2,645,543

		2,645,543

Security	Shares	Value
DIVERSIFIED MANUFACTURING OPERATIONS – 4.86%
Textron Inc.	261,623	$15,961,619

		15,961,619

ELECTRONIC MEASURING INSTRUMENTS – 2.97%
FLIR Systems Inc.[a]	283,580	9,735,301

		9,735,301

ELECTRONIC SECURITY DEVICES – 0.70%
Taser International Inc.[a,b]	309,357	2,307,803

		2,307,803

ELECTRONICS - MILITARY – 4.31%
L-3 Communications Holdings Inc.	127,037	14,158,274

		14,158,274

ENTERPRISE SOFTWARE/SERVICES – 1.18%
ManTech International Corp. Class Aa	81,238	3,880,739

		3,880,739

METAL PROCESSORS & FABRICATORS – 7.01%
Ladish Co. Inc.[a]	79,209	2,381,023
Precision Castparts Corp.	142,045	16,698,810
RBC Bearings Inc.[a]	98,105	3,921,257

		23,001,090

TOTAL COMMON STOCKS
(Cost: $346,100,655)		327,810,668

SHORT-TERM INVESTMENTS – 4.73%

MONEY MARKET FUNDS – 4.73%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.85%[c,d]	437,086	437,086
BGI Cash Premier Fund LLC 2.90%[c,d,e]	15,074,446	15,074,446

		15,511,532

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,511,532)		15,511,532

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. AEROSPACE & DEFENSE INDEX FUND

April 30, 2008

Value
TOTAL INVESTMENTS IN SECURITIES – 104.60% (Cost: $361,612,187)	$343,322,200

Other Assets, Less Liabilities – (4.60)%	(15,099,820)

NET ASSETS – 100.00%	$328,222,380

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

24	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® DOW JONES U.S. BROKER-DEALERS INDEX FUND

April 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.93%

FINANCE - INVESTMENT BANKER/BROKER – 66.03%
Charles Schwab Corp. (The)	682,566	$14,743,426
E*TRADE Financial Corp.[a,b]	1,678,157	6,679,065
Goldman Sachs Group Inc. (The)	122,112	23,368,573
Interactive Brokers Group Inc.[a]	197,515	6,235,548
Investment Technology Group Inc.[a]	142,545	6,879,222
Jefferies Group Inc.	395,712	7,439,386
KBW Inc.[a,b]	210,165	4,989,317
Knight Capital Group Inc. Class Aa	359,535	6,726,900
LaBranche & Co. Inc.[a]	773,310	4,941,451
Lehman Brothers Holdings Inc.	396,988	17,562,749
Merrill Lynch & Co. Inc.	397,436	19,804,236
Morgan Stanley	445,706	21,661,312
optionsXpress Holdings Inc.	250,071	5,369,024
Piper Jaffray Companies[a]	117,836	4,390,569
Raymond James Financial Inc.	304,570	8,762,479
Stifel Financial Corp.[a,b]	110,538	5,225,131
SWS Group Inc.	298,752	3,919,626
TD Ameritrade Holding Corp.[a]	478,634	8,663,275
TradeStation Group Inc.[a]	379,402	3,539,821

		180,901,110

FINANCE - OTHER SERVICES – 26.14%
CME Group Inc.	31,525	14,421,111
GFI Group Inc.	364,442	4,282,193
IntercontinentalExchange Inc.[a]	81,960	12,716,094
MF Global Ltd.[a]	685,123	9,023,070
NASDAQ OMX Group Inc. (The)[a]	231,855	8,451,115
NYMEX Holdings Inc.	100,645	9,319,727
NYSE Euronext Inc.	202,786	13,404,155

		71,617,465

INVESTMENT MANAGEMENT/ADVISORY SERVICES – 7.76%
Ameriprise Financial Inc.	223,479	10,613,018
Legg Mason Inc.	176,851	10,660,578

		21,273,596

TOTAL COMMON STOCKS (Cost: $286,079,741)		273,792,171

Security	Shares	Value
SHORT-TERM INVESTMENTS – 2.96%

MONEY MARKET FUNDS – 2.96%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.85%[c,d]	194,722	$194,722
BGI Cash Premier Fund LLC 2.90%[c,d,e]	7,925,756	7,925,756

		8,120,478

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,120,478)		8,120,478

TOTAL INVESTMENTS IN SECURITIES – 102.89% (Cost: $294,200,219)		281,912,649

Other Assets, Less Liabilities – (2.89)%		(7,925,660)

NET ASSETS – 100.00%		$273,986,989

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments

iSHARES® DOW JONES U.S. HEALTHCARE PROVIDERS INDEX FUND

April 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.99%

COMMERCIAL SERVICES – 0.84%
Healthcare Services Group Inc.	34,666	$529,003
HMS Holdings Corp.[a]	22,089	569,234

		1,098,237

DIALYSIS CENTERS – 2.75%
DaVita Inc.[a]	69,087	3,620,850

		3,620,850

HEALTH CARE COST CONTAINMENT/MANAGEMENT – 0.63%
HealthSpring Inc.[a]	49,431	832,418

		832,418

LIFE/HEALTH INSURANCE – 0.36%
Universal American Corp.[a]	44,408	476,498

		476,498

MEDICAL - HMO – 45.97%
Aetna Inc.	230,265	10,039,554
AMERIGROUP Corp.[a]	42,307	1,099,559
Centene Corp.[a]	39,900	732,963
CIGNA Corp.	150,713	6,436,952
Coventry Health Care Inc.[a]	94,077	4,208,064
Health Net Inc.[a]	74,917	2,194,319
Humana Inc.[a]	98,650	4,714,484
Magellan Health Services Inc.[a]	32,005	1,235,073
Molina Healthcare Inc.[a]	14,753	366,317
UnitedHealth Group Inc.	493,041	16,087,928
WellCare Health Plans Inc.[a]	33,333	1,459,319
WellPoint Inc.[a]	238,939	11,887,215

		60,461,747

MEDICAL - HOSPITALS – 7.56%
Community Health Systems Inc.[a]	68,435	2,568,366
Health Management Associates Inc. Class Aa	205,783	1,467,233
LifePoint Hospitals Inc.[a,b]	46,094	1,388,351
Tenet Healthcare Corp.[a]	355,638	2,276,083
Universal Health Services Inc. Class B	35,847	2,245,456

		9,945,489

Security	Shares	Value
MEDICAL - NURSING HOMES – 1.30%
Assisted Living Concepts Inc.[a]	64,674	$472,767
Kindred Healthcare Inc.[a]	30,716	728,891
Sun Healthcare Group Inc.[a]	38,586	507,406

		1,709,064

MEDICAL - OUTPATIENT/HOME MEDICAL CARE – 4.06%
Amedisys Inc.[a]	22,933	1,187,929
AmSurg Corp.[a]	29,348	749,548
Apria Healthcare Group Inc.[a]	39,721	699,884
Gentiva Health Services Inc.[a]	26,433	574,653
Lincare Holdings Inc.[a]	56,233	1,368,711
Odyssey Healthcare Inc.[a]	37,013	338,669
Res-Care Inc.[a]	25,616	417,285

		5,336,679

MEDICAL LABS & TESTING SERVICES – 9.71%
Covance Inc.[a]	40,716	3,411,594
Laboratory Corp. of America Holdings[a]	63,730	4,819,263
Quest Diagnostics Inc.	90,409	4,536,724

		12,767,581

MEDICAL LASER SYSTEMS – 0.16%
LCA-Vision Inc.[b]	21,446	216,819

		216,819

PHARMACY SERVICES – 15.84%
Express Scripts Inc.[a]	113,044	7,915,341
HealthExtras Inc.[a]	31,073	876,880
Medco Health Solutions Inc.[a]	243,095	12,042,926

		20,835,147

PHYSICAL THERAPY/REHAB CENTERS – 2.13%
HealthSouth Corp.[a,b]	65,770	1,293,696
Psychiatric Solutions Inc.[a,b]	43,337	1,504,227

		2,797,923

PHYSICIAN PRACTICE MANAGEMENT – 3.05%
Healthways Inc.[a]	30,616	1,118,402
Matria Healthcare Inc.[a]	22,588	575,994
Pediatrix Medical Group Inc.[a]	34,124	2,321,114

		4,015,510

26	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE PROVIDERS INDEX FUND

April 30, 2008

Security	Shares	Value
RESEARCH & DEVELOPMENT – 3.85%
Kendle International Inc.[a]	12,719	$542,974
PAREXEL International Corp.[a]	46,491	1,180,871
Pharmaceutical Product Development Inc.	69,666	2,885,566
PharmaNet Development Group Inc.[a]	18,913	451,264

		5,060,675

RETIREMENT/AGED CARE – 1.78%
Brookdale Senior Living Inc.	36,016	942,899
Emeritus Corp.[a]	23,213	572,200
Sunrise Senior Living Inc.[a]	38,563	827,176

		2,342,275

TOTAL COMMON STOCKS
(Cost: $170,379,001)		131,516,912

SHORT-TERM INVESTMENTS – 2.04%

MONEY MARKET FUNDS – 2.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.85%[c,d]	61,599	61,599
BGI Cash Premier Fund LLC 2.90%[c,d,e]	2,626,340	2,626,340

		2,687,939

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,687,939)		2,687,939

TOTAL INVESTMENTS IN SECURITIES – 102.03%
(Cost: $173,066,940)		134,204,851

Other Assets, Less Liabilities – (2.03)%		(2,668,570)

NET ASSETS – 100.00%		$131,536,281

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments

iSHARES® DOW JONES U.S. HOME CONSTRUCTION INDEX FUND

April 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.72%

BUILDING - MOBIL HOME/MANUFACTURED HOUSING & RV – 15.58%
Cavco Industries Inc.[a,b]	478,518	$19,102,439
Champion Enterprises Inc.[a,c]	1,913,121	19,743,409
Palm Harbor Homes Inc.[a,b,c]	1,438,624	12,386,553
Skyline Corp.[b]	505,302	13,905,911

		65,138,312

BUILDING - RESIDENTIAL/COMMERCIAL – 84.14%
Beazer Homes USA Inc.[b,c]	2,103,456	23,285,258
Brookfield Homes Corp.[c]	1,205,010	18,966,857
Centex Corp.	994,025	20,695,600
D.R. Horton Inc.	1,545,606	23,941,437
Hovnanian Enterprises Inc. Class Aa,c	1,760,997	20,814,985
KB Home	868,103	19,532,317
Lennar Corp. Class A	1,449,790	26,705,133
Levitt Corp. Class Aa,b	7,035,941	14,634,757
M.D.C. Holdings Inc.	460,876	20,084,976
M/I Homes Inc.[b,c]	911,505	15,632,311
Meritage Homes Corp.[a,c]	1,140,486	21,635,019
NVR Inc.[a,c]	38,751	23,773,738
Pulte Homes Inc.	1,908,181	24,882,680
Ryland Group Inc.	632,578	20,229,844
Standard-Pacific Corp.[b,c]	4,338,726	21,953,954
Toll Brothers Inc.[a]	1,057,373	23,938,925
WCI Communities Inc.[a,b,c]	3,373,562	11,099,019

		351,806,810

TOTAL COMMON STOCKS (Cost: $435,402,688)		416,945,122

Security	Shares	Value
SHORT-TERM INVESTMENTS – 23.27%

MONEY MARKET FUNDS – 23.27%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.85%[b,d]	839,912	$839,912
BGI Cash Premier Fund LLC 2.90%[b,d,e]	96,463,029	96,463,029

		97,302,941

TOTAL SHORT-TERM INVESTMENTS
(Cost: $97,302,941)		97,302,941

TOTAL INVESTMENTS IN SECURITIES – 122.99% (Cost: $532,705,629)		514,248,063

Other Assets, Less Liabilities – (22.99)%		(96,114,267)

NET ASSETS – 100.00%		$418,133,796

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

28	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® DOW JONES U.S. INSURANCE INDEX FUND

April 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.92%

FINANCIAL GUARANTEE INSURANCE – 1.24%
Ambac Financial Group Inc.	32,344	$149,753
Assured Guaranty Ltd.	6,875	173,869
MBIA Inc.	24,213	251,815

		575,437

INSURANCE BROKERS – 1.87%
Arthur J. Gallagher & Co.	10,031	246,462
Brown & Brown Inc.	12,461	239,251
Erie Indemnity Co. Class A	4,781	255,401
Hilb Rogal & Hobbs Co.	4,246	122,837

		863,951

LIFE/HEALTH INSURANCE – 24.95%
Aflac Inc.	42,632	2,842,275
American Equity Investment Life Holding Co.	6,661	64,279
Conseco Inc.[a]	21,146	246,351
Delphi Financial Group Inc. Class A	4,853	132,099
FBL Financial Group Inc. Class A	1,666	46,131
Lincoln National Corp.	25,456	1,368,515
National Western Life Insurance Co. Class A	291	73,803
Nationwide Financial Services Inc. Class A	5,755	288,441
Phoenix Companies Inc. (The)	12,461	161,993
Presidential Life Corp.	2,759	46,793
Principal Financial Group Inc.	24,257	1,301,631
Protective Life Corp.	7,480	318,798
Prudential Financial Inc.	38,703	2,930,204
StanCorp Financial Group Inc.	5,537	283,716
Torchmark Corp.	9,453	611,987
Unum Group	35,572	825,626

		11,542,642

MULTI-LINE INSURANCE – 49.03%
ACE Ltd.	29,671	1,788,865
Allstate Corp. (The)	49,347	2,485,115
American Financial Group Inc.	7,623	209,023
American International Group Inc.	167,204	7,724,825
American National Insurance Co.	1,756	196,286
Assurant Inc.	9,989	649,285
Cincinnati Financial Corp.	15,665	562,373

Security	Shares	Value
CNA Financial Corp.	3,552	$95,229
Genworth Financial Inc. Class A	41,971	967,851
Hanover Insurance Group Inc. (The)	5,584	250,610
Hartford Financial Services Group Inc. (The)	28,374	2,022,215
HCC Insurance Holdings Inc.	12,386	305,686
Horace Mann Educators Corp.	5,089	86,106
Loews Corp.	40,838	1,719,688
MetLife Inc.	38,297	2,330,372
Old Republic International Corp.	25,108	360,300
United Fire & Casualty Co.	2,611	86,032
Unitrin Inc.	5,305	201,272
XL Capital Ltd. Class A	18,257	636,987

		22,678,120

PROPERTY/CASUALTY INSURANCE – 22.08%
Alleghany Corp.[a]	591	203,599
Arch Capital Group Ltd.[a]	4,646	328,240
Chubb Corp.	33,687	1,784,400
Commerce Group Inc.	6,004	218,786
Employers Holdings Inc.	5,887	112,324
First American Corp.	8,755	287,164
Infinity Property and Casualty Corp.	1,982	76,822
LandAmerica Financial Group Inc.	1,823	52,320
Markel Corp.[a]	1,036	450,038
Mercury General Corp.	3,048	152,065
Navigators Group Inc. (The)[a]	1,611	78,939
OneBeacon Insurance Group Ltd.	2,997	58,921
Philadelphia Consolidated Holding Corp.[a]	6,609	243,740
ProAssurance Corp.[a]	3,389	179,380
Progressive Corp. (The)	60,958	1,108,826
RLI Corp.	2,443	117,264
Safeco Corp.	9,471	632,094
Safety Insurance Group Inc.	2,008	72,087
Selective Insurance Group Inc.	6,128	130,649
Stewart Information Services Corp.	2,137	52,335
Tower Group Inc.	2,523	59,265
Travelers Companies Inc. (The)	54,153	2,729,311
United America Indemnity Ltd. Class Aa	2,743	42,407
W.R. Berkley Corp.	16,169	415,382
Wesco Financial Corp.	174	75,351

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. INSURANCE INDEX FUND

April 30, 2008

Security	Shares	Value
White Mountains Insurance Group Ltd.	824	$392,306
Zenith National Insurance Corp.	4,277	158,848

		10,212,863

REINSURANCE – 0.75%
Allied World Assurance Holdings Ltd.	5,336	220,003
Argo Group International Holdings Ltd.[a]	3,578	128,164

		348,167

TOTAL COMMON STOCKS (Cost: $53,488,008)		46,221,180

SHORT-TERM INVESTMENTS – 0.06%

MONEY MARKET FUNDS – 0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.85%[b,c]	28,460	28,460

		28,460

TOTAL SHORT-TERM INVESTMENTS
(Cost: $28,460)		28,460

TOTAL INVESTMENTS IN SECURITIES – 99.98% (Cost: $53,516,468)		46,249,640

Other Assets, Less Liabilities – 0.02%		7,373

NET ASSETS – 100.00%		$46,257,013

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

30	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® DOW JONES U.S. MEDICAL DEVICES INDEX FUND

April 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.84%

DENTAL SUPPLIES & EQUIPMENT – 0.97%
Sirona Dental Systems Inc.[a,b]	105,623	$2,827,528

		2,827,528

DIAGNOSTIC EQUIPMENT – 2.08%
Immucor Inc.[a,b]	224,784	6,064,672

		6,064,672

ELECTRONIC MEASURING INSTRUMENTS – 1.07%
Analogic Corp.	54,208	3,121,839

		3,121,839

ENTERPRISE SOFTWARE/SERVICES – 0.69%
Omnicell Inc.[a,b]	166,386	1,999,960

		1,999,960

HOSPITAL BEDS/EQUIPMENT – 3.00%
Hill-Rom Holdings Inc.	135,941	3,416,197
Kinetic Concepts Inc.[a]	134,226	5,323,403

		8,739,600

INSTRUMENTS - SCIENTIFIC – 15.31%
Applied Biosystems Group	281,563	8,984,675
Thermo Fisher Scientific Inc.[a]	351,040	20,314,685
Varian Inc.[a]	94,740	4,825,108
Waters Corp.[a]	170,478	10,477,578

		44,602,046

MEDICAL - BIOMEDICAL/GENE – 5.44%
Bio-Rad Laboratories Inc. Class Aa	55,316	4,610,589
Integra LifeSciences
Holdings Corp.[a,b]	80,552	3,412,988
Millipore Corp.[a]	111,639	7,825,894

		15,849,471
MEDICAL INSTRUMENTS – 38.05%
ArthroCare Corp.[a,b]	112,143	5,053,164
Beckman Coulter Inc.	121,743	8,315,047
Boston Scientific Corp.[a]	1,339,604	17,856,921
Bruker Corp.[a]	225,548	2,733,642
Cepheid Inc.[a,b]	193,954	3,795,680

Security	Shares	Value
Datascope Corp.	65,888	$2,468,164
ev3 Inc.[a,b]	386,765	3,214,017
Intuitive Surgical Inc.[a]	44,705	12,931,368
Medtronic Inc.	576,323	28,055,404
NuVasive Inc.[a,b]	122,390	4,669,179
St. Jude Medical Inc.[a]	351,708	15,397,776
Symmetry Medical Inc.[a]	165,589	2,323,214
Thoratec Corp.[a]	255,311	4,082,423

		110,895,999

MEDICAL PRODUCTS – 26.32%
American Medical Systems Holdings Inc.[a,b]	294,562	4,153,324
Covidien Ltd.	420,699	19,642,436
Invacare Corp.	142,991	2,579,558
Stryker Corp.	280,132	18,160,958
TomoTherapy Inc.[a,b]	175,937	1,717,145
Varian Medical Systems Inc.[a]	210,860	9,885,117
Wright Medical Group Inc.[a,b]	153,423	4,283,570
Zimmer Holdings Inc.[a]	219,365	16,268,108

		76,690,216

MEDICAL STERILIZATION PRODUCTS – 1.85%
Steris Corp.	194,757	5,396,716

		5,396,716

PATIENT MONITORING EQUIPMENT – 1.45%
Masimo Corp.[a]	144,847	4,222,290

		4,222,290

RESPIRATORY PRODUCTS – 2.55%
ResMed Inc.[a,b]	172,610	7,442,943

		7,442,943

ULTRA SOUND IMAGING SYSTEMS – 1.06%
SonoSite Inc.[a,b]	96,836	3,088,100

		3,088,100

TOTAL COMMON STOCKS (Cost: $314,818,660)		290,941,380

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. MEDICAL DEVICES INDEX FUND

April 30, 2008

Security	Shares	Value
SHORT-TERM INVESTMENTS – 10.53%

MONEY MARKET FUNDS – 10.53%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.85%[c,d]	495,673	$495,673
BGI Cash Premier Fund LLC 2.90%[c,d,e]	30,187,634	30,187,634

		30,683,307

TOTAL SHORT-TERM INVESTMENTS
(Cost: $30,683,307)		30,683,307

TOTAL INVESTMENTS IN SECURITIES – 110.37% (Cost: $345,501,967)		321,624,687
Other Assets, Less Liabilities – (10.37)%		(30,213,080)

NET ASSETS – 100.00%		$291,411,607

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

32	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® DOW JONES U.S. OIL & GAS EXPLORATION & PRODUCTION INDEX FUND

April 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.90%

INDEPENDENT POWER PRODUCER – 1.11%
Dynegy Inc. Class Aa	373,614	$3,220,553

		3,220,553

OIL - U.S. ROYALTY TRUSTS – 1.19%
BP Prudhoe Bay Royalty Trust	22,193	2,053,074
Hugoton Royalty Trust	48,213	1,395,284

		3,448,358

OIL & GAS DRILLING – 0.66%
Atlas America Inc.	27,406	1,906,361

		1,906,361

OIL COMPANIES - EXPLORATION & PRODUCTION – 87.72%
Anadarko Petroleum Corp.	226,923	15,103,994
Apache Corp.	148,084	19,943,953
Arena Resources Inc.[a]	40,092	1,800,131
ATP Oil & Gas Corp.[a]	36,206	1,040,560
Berry Petroleum Co. Class A	39,651	1,963,518
Bill Barrett Corp.[a]	33,331	1,714,213
BPZ Resources Inc.[a]	68,462	1,333,640
Cabot Oil & Gas Corp.	79,445	4,525,982
Carrizo Oil & Gas Inc.[a]	30,155	1,914,541
Chesapeake Energy Corp.	252,556	13,057,145
Cimarex Energy Co.	69,458	4,327,233
CNX Gas Corp.[a]	35,634	1,462,419
Comstock Resources Inc.[a]	48,756	2,217,910
Concho Resources Inc.[a]	59,706	1,646,094
Contango Oil & Gas Co.[a]	17,415	1,334,511
Continental Resources Inc.[a]	52,945	2,275,047
Delta Petroleum Corp.[a]	73,281	1,798,316
Denbury Resources Inc.[a]	178,723	5,461,775
Devon Energy Corp.	183,635	20,824,209
Encore Acquisition Co.[a]	53,330	2,433,448
Energy Partners Ltd.[a]	50,544	614,110
EOG Resources Inc.	118,795	15,500,372
EXCO Resources Inc.[a]	96,409	2,151,849
Forest Oil Corp.[a]	69,405	4,090,037
Goodrich Petroleum Corp.[a,b]	33,755	1,140,244
Harvest Natural Resources Inc.[a]	54,885	520,859
Mariner Energy Inc.[a]	81,406	2,243,549
McMoRan Exploration Co.[a,b]	63,472	1,740,402

Security	Shares	Value
Newfield Exploration Co.[a]	95,393	$5,796,079
Noble Energy Inc.	107,334	9,338,058
Occidental Petroleum Corp.	326,707	27,185,289
Parallel Petroleum Corp.[a]	56,070	1,188,123
Penn Virginia Corp.	41,877	2,198,543
Petrohawk Energy Corp.[a]	168,701	3,988,092
PetroQuest Energy Inc.[a]	59,509	1,236,597
Pioneer Natural Resources Co.	93,466	5,395,792
Plains Exploration & Production Co.[a,b]	86,961	5,415,931
Quicksilver Resources Inc.[a]	96,794	4,015,983
Range Resources Corp.	102,266	6,788,417
Rosetta Resources Inc.[a]	63,446	1,382,488
SandRidge Energy Inc.[a]	35,638	1,610,125
Southwestern Energy Co.[a]	224,074	9,480,571
St. Mary Land & Exploration Co.	63,465	2,774,690
Stone Energy Corp.[a]	30,043	1,830,820
Swift Energy Co.[a]	34,575	1,802,741
Ultra Petroleum Corp.[a]	97,496	8,098,993
W&T Offshore Inc.	34,543	1,412,809
Warren Resources Inc.[a]	80,824	992,519
Whiting Petroleum Corp.[a]	40,714	3,115,435
XTO Energy Inc.	243,261	15,048,126

		254,276,282

OIL REFINING & MARKETING – 9.22%
Cheniere Energy Inc.[a]	55,540	540,960
CVR Energy Inc.[a]	31,577	679,853
Frontier Oil Corp.	101,515	2,522,648
Holly Corp.	50,209	2,082,669
Sunoco Inc.	93,079	4,319,796
Tesoro Corp.	122,038	3,068,035
Valero Energy Corp.	276,513	13,507,660

		26,721,621

TOTAL COMMON STOCKS (Cost: $261,560,791)		289,573,175

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. OIL & GAS EXPLORATION & PRODUCTION INDEX FUND

April 30, 2008

Security	Shares	Value
SHORT-TERM INVESTMENTS – 2.19%

MONEY MARKET FUNDS – 2.19%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.85%[c,d]	326,382	$326,382
BGI Cash Premier Fund LLC
2.90%[c,d,e]	6,031,580	6,031,580

		6,357,962

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,357,962)		6,357,962

TOTAL INVESTMENTS IN SECURITIES – 102.09% (Cost: $267,918,753)		295,931,137
Other Assets, Less Liabilities – (2.09)%		(6,057,831)

NET ASSETS – 100.00%		$289,873,306

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

34	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® DOW JONES U.S. OIL EQUIPMENT & SERVICES INDEX FUND

April 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.78%

OIL - FIELD SERVICES – 61.58%
Allis-Chalmers Energy Inc.[a]	46,462	$744,787
Baker Hughes Inc.	190,011	15,368,090
Basic Energy Services Inc.[a]	35,619	826,361
BJ Services Co.	246,827	6,977,799
Exterran Holdings Inc.[a]	62,312	4,161,818
Global Industries Ltd.[a]	102,738	1,639,698
Halliburton Co.	532,894	24,465,164
Helix Energy Solutions Group Inc.[a]	87,786	3,033,006
Hercules Offshore Inc.[a]	96,460	2,542,686
Hornbeck Offshore Services Inc.[a]	30,210	1,506,573
Key Energy Services Inc.[a]	153,186	2,098,648
Matrix Service Co.[a]	40,093	806,270
Newpark Resources Inc.[a]	138,870	762,396
Oceaneering International Inc.[a]	54,763	3,657,073
Oil States International Inc.[a]	54,110	2,708,747
RPC Inc.	59,547	760,415
Schlumberger Ltd.	542,752	54,573,714
SEACOR Holdings Inc.[a]	25,347	2,157,283
Smith International Inc.	150,830	11,540,003
Superior Energy Services Inc.[a]	82,389	3,656,424
Tetra Technologies Inc.[a]	91,723	1,491,416
Transocean Inc.[a]	180,479	26,613,433
Trico Marine Services Inc.[a]	18,353	691,725
Weatherford International Ltd.[a]	223,754	18,050,235
W-H Energy Services Inc.[a,b]	33,461	2,586,201

		193,419,965

OIL & GAS DRILLING – 19.18%
Atwood Oceanics Inc.[a]	29,267	2,946,894
Diamond Offshore Drilling Inc.	54,262	6,804,997
ENSCO International Inc.	116,912	7,450,802
Grey Wolf Inc.[a]	231,988	1,454,565
Helmerich & Payne Inc.	89,618	4,816,967
Nabors Industries Ltd.[a,b]	227,494	8,540,125
Noble Corp.	200,417	11,279,469
Parker Drilling Co.[a]	157,034	1,259,413
Patterson-UTI Energy Inc.	153,008	4,275,043
Pioneer Drilling Co.[a]	68,364	1,116,384
Pride International Inc.[a]	146,276	6,209,416
Rowan Companies Inc.	104,859	4,088,452

		60,242,527

Security	Shares	Value
OIL COMPANIES - EXPLORATION & PRODUCTION – 1.43%
Petroleum Development Corp.[a]	18,964	$1,426,662
Unit Corp.[a]	48,388	3,073,122

		4,499,784

OIL FIELD MACHINERY & EQUIPMENT – 14.97%
Cameron International Corp.[a,b]	176,946	8,711,052
CARBO Ceramics Inc.	28,435	1,351,516
Complete Production Services Inc.[a]	56,153	1,516,693
Dresser-Rand Group Inc.[a]	90,291	3,301,942
Dril-Quip Inc.[a]	33,112	1,892,682
FMC Technologies Inc.[a,b]	109,466	7,356,115
Lufkin Industries Inc.	19,671	1,484,177
NATCO Group Inc. Class Aa	20,829	1,053,947
National Oilwell Varco Inc.[a]	283,001	19,371,409
T-3 Energy Services Inc.[a]	18,327	967,666

		47,007,199

SEISMIC DATA COLLECTION – 0.54%
ION Geophysical Corp.[a]	105,950	1,687,783

		1,687,783

TRANSPORTATION - MARINE – 1.61%
GulfMark Offshore Inc.[a]	25,153	1,504,149
Tidewater Inc.	54,678	3,566,099

		5,070,248

TRANSPORTATION - SERVICES – 0.47%
Bristow Group Inc.[a]	27,843	1,468,718

		1,468,718

TOTAL COMMON STOCKS (Cost: $280,256,965)		313,396,224

SHORT-TERM INVESTMENTS – 4.32%

MONEY MARKET FUNDS – 4.32%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.85%[c,d]	573,671	573,671
BGI Cash Premier Fund LLC 2.90%[c,d,e]	13,007,174	13,007,174

		13,580,845

TOTAL SHORT-TERM INVESTMENTS (Cost: $13,580,845)		13,580,845

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. OIL EQUIPMENT & SERVICES INDEX FUND

April 30, 2008

Value
TOTAL INVESTMENTS IN SECURITIES – 104.10% (Cost: $293,837,810)	$326,977,069

Other Assets, Less Liabilities – (4.10)%	(12,883,655)

NET ASSETS – 100.00%	$314,093,414

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

36	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® DOW JONES U.S. PHARMACEUTICALS INDEX FUND

April 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.89%

CONSUMER PRODUCTS - MISCELLANEOUS – 0.98%
Prestige Brands Holdings Inc.[a]	78,069	$701,060

		701,060

DRUG DELIVERY SYSTEMS – 4.96%
Alkermes Inc.[a]	93,268	1,159,321
Hospira Inc.[a]	45,115	1,856,482
Noven Pharmaceuticals Inc.[a]	58,441	531,813

		3,547,616

MEDICAL - BIOMEDICAL/GENE – 1.32%
AMAG Pharmaceuticals Inc.[a]	22,920	940,408

		940,408

MEDICAL - DRUGS – 67.65%
Abbott Laboratories	82,304	4,341,536
Allergan Inc.	46,181	2,603,223
APP Pharmaceuticals Inc.[a]	55,692	727,338
Auxilium Pharmaceuticals Inc.[a,b]	34,821	1,070,746
Bristol-Myers Squibb Co.	166,380	3,655,369
Cephalon Inc.[a]	26,941	1,681,388
Eli Lilly and Co.	73,798	3,552,636
Endo Pharmaceuticals Holdings Inc.[a]	63,629	1,579,908
Forest Laboratories Inc.[a]	60,154	2,087,945
King Pharmaceuticals Inc.[a]	148,137	1,391,006
K-V Pharmaceutical Co. Class Aa,b	39,095	955,482
Medicis Pharmaceutical Corp. Class A	52,524	1,081,994
Merck & Co. Inc.	107,942	4,106,114
Pfizer Inc.	253,374	5,095,351
Rigel Pharmaceuticals Inc.[a]	51,041	1,148,422
Salix Pharmaceuticals Ltd.[a]	106,039	744,394
Schering-Plough Corp.	162,086	2,984,003
Sciele Pharma Inc.[a,b]	44,403	855,646
Sepracor Inc.[a]	71,515	1,541,148
Valeant Pharmaceuticals International[a,b]	77,546	1,029,811
ViroPharma Inc.[a,b]	97,218	890,517
Wyeth	94,723	4,212,332
XenoPort Inc.[a]	23,576	1,008,581

		48,344,890

MEDICAL - GENERIC DRUGS – 12.16%
Alpharma Inc. Class Aa	38,304	942,661
Barr Pharmaceuticals Inc.[a]	37,418	1,879,506

Security	Shares	Value
Mylan Inc.[b]	137,824	$1,815,142
Par Pharmaceutical Companies Inc.[a]	49,422	842,645
Perrigo Co.	40,078	1,642,797
Watson Pharmaceuticals Inc.[a]	50,538	1,568,700

		8,691,451

MEDICAL PRODUCTS – 8.36%
Johnson & Johnson	89,018	5,972,218

		5,972,218

THERAPEUTICS – 4.46%
Medicines Co. (The)[a]	54,319	1,072,800
Theravance Inc.[a]	77,419	966,963
Warner Chilcott Ltd. Class Aa	66,843	1,150,368

		3,190,131

TOTAL COMMON STOCKS (Cost: $82,687,073)		71,387,774

SHORT-TERM INVESTMENTS – 5.89%

MONEY MARKET FUNDS – 5.89%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.85%[c,d]	85,140	85,140
BGI Cash Premier Fund LLC 2.90%[c,d,e]	4,120,946	4,120,946

		4,206,086

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,206,086)		4,206,086

TOTAL INVESTMENTS IN SECURITIES – 105.78% (Cost: $86,893,159)		75,593,860

Other Assets, Less Liabilities – (5.78)%		(4,130,909)

NET ASSETS – 100.00%		$71,462,951

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments

iSHARES® DOW JONES U.S. REGIONAL BANKS INDEX FUND

April 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.88%

COMMERCIAL BANKS - CENTRAL U.S. – 9.29%
AMCORE Financial Inc.	12,419	$154,492
Associated Banc-Corp	71,911	2,032,924
BOK Financial Corp.	13,549	773,648
Citizens Republic Bancorp Inc.	46,960	387,420
Commerce Bancshares Inc.	41,015	1,784,153
Cullen/Frost Bankers Inc.	35,296	1,970,223
First Midwest Bancorp Inc.	29,159	744,429
FirstMerit Corp.	44,873	920,794
International Bancshares Corp.	32,500	812,175
Marshall & Ilsley Corp.	151,461	3,783,496
Old National Bancorp	39,863	682,056
Park National Corp.[a]	6,922	526,141
Prosperity Bancshares Inc.	26,440	818,847
Sterling Bancshares Inc.	44,023	457,399
TCF Financial Corp.	72,590	1,263,066
Wintrust Financial Corp.	14,423	457,498

		17,568,761

COMMERCIAL BANKS - EASTERN U.S. – 5.54%
F.N.B. Corp. (Pennsylvania)	51,795	800,751
Fulton Financial Corp.	104,056	1,297,578
M&T Bank Corp.	47,295	4,409,313
Provident Bankshares Corp.	21,017	269,228
Susquehanna Bancshares Inc.	53,885	1,071,773
TrustCo Bank Corp. NY	44,584	389,218
Valley National Bancorp	72,691	1,394,940
Webster Financial Corp.	32,309	841,650

		10,474,451

COMMERCIAL BANKS - SOUTHERN U.S. – 16.66%
BancorpSouth Inc.	46,296	1,112,493
BB&T Corp.	332,087	11,387,262
Colonial BancGroup Inc. (The)	96,388	784,598
First BanCorp (Puerto Rico)	47,588	489,681
First Horizon National Corp.[a]	77,625	838,350
Hancock Holding Co.	16,049	662,342
Popular Inc.[a]	154,026	1,920,704
Regions Financial Corp.	419,484	9,195,089
South Financial Group Inc. (The)	46,347	279,936
Synovus Financial Corp.	165,287	1,956,998
Trustmark Corp.	30,297	659,869

Security	Shares	Value
United Bancshares Inc.	25,868	$752,500
United Community Banks Inc.	29,262	401,767
W Holding Co. Inc.[a]	94,888	99,632
Whitney Holding Corp.	40,614	950,774

		31,491,995

COMMERCIAL BANKS - WESTERN U.S. – 7.03%
Bank of Hawaii Corp.	29,174	1,599,610
Cathay General Bancorp	30,593	521,611
City National Corp.	23,794	1,154,485
East West Bancorp Inc.	38,682	550,832
First Community Bancorp	16,307	350,437
Frontier Financial Corp.[a]	28,313	453,008
Pacific Capital Bancorp	28,127	573,228
Sterling Financial Corp. (Washington)	32,227	393,492
SVB Financial Group[b]	19,923	969,453
UCBH Holdings Inc.	64,385	468,723
Umpqua Holdings Corp.	36,875	543,906
UnionBanCal Corp.	32,022	1,681,475
Westamerica Bancorporation	17,771	1,038,537
Zions Bancorporation	64,617	2,994,998

		13,293,795

FIDUCIARY BANKS – 5.30%
Northern Trust Corp.	117,005	8,671,241
Wilmington Trust Corp.	40,951	1,346,469

		10,017,710

FINANCE - INVESTMENT BANKER/BROKER – 0.65%
Lazard Ltd. Class A	31,226	1,222,186

		1,222,186

FINANCE - MORTGAGE LOAN/BANKER – 0.09%
IndyMac Bancorp Inc.[a]	52,306	169,995

		169,995

SAVINGS & LOANS/THRIFTS - CENTRAL U.S. – 0.10%
Anchor BanCorp Wisconsin Inc.	12,401	188,371

		188,371

SAVINGS & LOANS/THRIFTS - EASTERN U.S. – 8.67%
Astoria Financial Corp.	54,042	1,280,795
Dime Community Bancshares Inc.	18,864	352,191
First Niagara Financial Group Inc.	64,079	924,660
Hudson City Bancorp Inc.	290,378	5,554,931
New York Community Bancorp Inc.	195,311	3,646,456
NewAlliance Bancshares Inc.	62,902	846,661

38	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® DOW JONES U.S. REGIONAL BANKS INDEX FUND

April 30, 2008

Security	Shares	Value
People’s United Financial Inc.	102,134	$1,733,214
Provident Financial Services Inc.	35,019	540,343
Sovereign Bancorp Inc.	202,799	1,514,909

		16,394,160

SAVINGS & LOANS/THRIFTS - WESTERN U.S. – 4.05%
Washington Federal Inc.	52,396	1,247,549
Washington Mutual Inc.	522,139	6,417,088

		7,664,637

SUPER-REGIONAL BANKS - U.S. – 42.50%
Comerica Inc.	91,325	3,171,717
Fifth Third Bancorp	295,220	6,326,565
Huntington Bancshares Inc.	221,857	2,083,237
KeyCorp	225,612	5,444,018
National City Corp.[a]	344,597	2,170,961
PNC Financial Services Group Inc. (The)	204,541	14,184,918
SunTrust Banks Inc.	210,543	11,737,772
U.S. Bancorp	1,039,661	35,234,111

		80,353,299

TOTAL COMMON STOCKS (Cost: $214,286,331)		188,839,360

SHORT-TERM INVESTMENTS – 2.19%

MONEY MARKET FUNDS – 2.19%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.85%[c,d]	330,244	330,244
BGI Cash Premier Fund LLC 2.90%[c,d,e]	3,807,330	3,807,330

		4,137,574

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,137,574)		4,137,574

TOTAL INVESTMENTS IN SECURITIES – 102.07% (Cost: $218,423,905)		192,976,934

Other Assets, Less Liabilities – (2.07)%		(3,907,764)

NET ASSETS – 100.00%		$189,069,170

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Statements of Assets and Liabilities

iSHARES® TRUST

April 30, 2008

	iShares Dow Jones U.S.
	Aerospace & Defense Index Fund	Broker- Dealers Index Fund	Healthcare Providers Index Fund	Home Construction Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$346,100,655	$286,079,741	$170,379,001	$299,207,472
Affiliated issuers (Note 2)	15,511,532	8,120,478	2,687,939	233,498,157

Total cost of investments	$361,612,187	$294,200,219	$173,066,940	$532,705,629

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$327,810,668	$273,792,171	$131,516,912	$284,944,920
Affiliated issuers (Note 2)	15,511,532	8,120,478	2,687,939	229,303,143

Total value of investments	343,322,200	281,912,649	134,204,851	514,248,063
Receivables:
Investment securities sold	–	–	–	3,264,599
Due from custodian (Note 4)	–	–	–	877,511
Dividends and interest	108,903	90,425	6,261	455,113
Capital shares sold	–	44,591	–	141,704

Total Assets	343,431,103	282,047,665	134,211,112	518,986,990

LIABILITIES
Payables:
Investment securities purchased	–	–	–	4,175,484
Collateral for securities on loan (Note 5)	15,074,446	7,925,756	2,626,340	96,463,029
Capital shares redeemed	–	2,389	–	58,817
Investment advisory fees (Note 2)	134,277	132,531	48,491	155,864

Total Liabilities	15,208,723	8,060,676	2,674,831	100,853,194

NET ASSETS	$328,222,380	$273,986,989	$131,536,281	$418,133,796

Net assets consist of:
Paid-in capital	$357,836,400	$306,987,628	$171,907,872	$477,853,225
Undistributed net investment income	58,288	163,147	4,084	1,436,384
Accumulated net realized loss	(11,382,321)	(20,876,216)	(1,513,586)	(42,698,247)
Net unrealized depreciation	(18,289,987)	(12,287,570)	(38,862,089)	(18,457,566)

NET ASSETS	$328,222,380	$273,986,989	$131,536,281	$418,133,796

Shares outstanding[b]	5,150,000	6,650,000	2,650,000	20,700,000

Net asset value per share	$63.73	$41.20	$49.64	$20.20

[a]	Securities on loan with market values of $14,778,837, $7,713,817, $2,522,999 and $92,204,849, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

40	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

April 30, 2008

	iShares Dow Jones U.S.
	Insurance Index Fund	Medical Devices Index Fund	Oil & Gas Exploration & Production Index Fund	Oil Equipment & Services Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$53,488,008	$314,818,660	$261,560,791	$280,256,965
Affiliated issuers (Note 2)	28,460	30,683,307	6,357,962	13,580,845

Total cost of investments	$53,516,468	$345,501,967	$267,918,753	$293,837,810

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$46,221,180	$290,941,380	$289,573,175	$313,396,224
Affiliated issuers (Note 2)	28,460	30,683,307	6,357,962	13,580,845

Total value of investments	46,249,640	321,624,687	295,931,137	326,977,069
Receivables:
Investment securities sold	–	–	–	1,198,231
Due from custodian (Note 4)	–	238,556	–	–
Dividends and interest	13,601	89,189	43,076	231,500
Capital shares sold	8,260	–	27,213	–

Total Assets	46,271,501	321,952,432	296,001,426	328,406,800

LIABILITIES
Payables:
Investment securities purchased	–	238,556	–	1,192,695
Collateral for securities on loan (Note 5)	–	30,187,634	6,031,580	13,007,174
Capital shares redeemed	–	4,565	–	–
Investment advisory fees (Note 2)	14,488	110,070	96,540	113,517

Total Liabilities	14,488	30,540,825	6,128,120	14,313,386

NET ASSETS	$46,257,013	$291,411,607	$289,873,306	$314,093,414

Net assets consist of:
Paid-in capital	$54,380,013	$323,751,507	$264,075,147	$286,103,188
Undistributed net investment income	25,076	65,652	42,796	83,153
Accumulated net realized loss	(881,248)	(8,528,272)	(2,257,021)	(5,232,186)
Net unrealized appreciation (depreciation)	(7,266,828)	(23,877,280)	28,012,384	33,139,259

NET ASSETS	$46,257,013	$291,411,607	$289,873,306	$314,093,414

Shares outstanding[b]	1,050,000	5,150,000	3,850,000	4,550,000

Net asset value per share	$44.05	$56.58	$75.29	$69.03

[a]	Securities on loan with market values of $–, $29,042,949, $5,900,318 and $12,837,899, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

April 30, 2008

	iShares Dow Jones U.S.
	Pharmaceuticals Index Fund	Regional Banks Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$82,687,073	$214,286,331
Affiliated issuers (Note 2)	4,206,086	4,137,574

Total cost of investments	$86,893,159	$218,423,905

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$71,387,774	$188,839,360
Affiliated issuers (Note 2)	4,206,086	4,137,574

Total value of investments	75,593,860	192,976,934
Receivables:
Dividends and interest	92,872	271,585

Total Assets	75,686,732	193,248,519

LIABILITIES
Payables:
Investment securities purchased	75,330	299,270
Collateral for securities on loan (Note 5)	4,120,946	3,807,330
Investment advisory fees (Note 2)	27,505	72,749

Total Liabilities	4,223,781	4,179,349

NET ASSETS	$71,462,951	$189,069,170

Net assets consist of:
Paid-in capital	$84,833,197	$216,199,666
Undistributed net investment income	58,483	906,070
Accumulated net realized loss	(2,129,430)	(2,589,595)
Net unrealized depreciation	(11,299,299)	(25,446,971)

NET ASSETS	$71,462,951	$189,069,170

Shares outstanding[b]	1,450,000	5,200,000

Net asset value per share	$49.28	$36.36

[a]	Securities on loan with market values of $3,977,378 and $3,700,818, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

42	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended April 30, 2008

	iShares Dow Jones U.S.
	Aerospace & Defense Index Fund	Broker- Dealers Index Fund	Healthcare Providers Index Fund	Home Construction Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$3,180,037	$3,026,819	$212,990	$1,654,432
Dividends from affiliated issuers (Note 2)	–	–	–	279,586
Interest from affiliated issuers (Note 2)	16,921	15,241	6,383	13,464
Securities lending income from unaffiliated issuers	2,385	806	127	9,540
Securities lending income from affiliated issuers (Note 2)	277,966	53,667	9,541	2,319,168

Total investment income	3,477,309	3,096,533	229,041	4,276,190

EXPENSES
Investment advisory fees (Note 2)	1,702,017	1,110,264	761,627	881,305

Total expenses	1,702,017	1,110,264	761,627	881,305

Net investment income (loss)	1,775,292	1,986,269	(532,586)	3,394,885

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(12,199,372)	(35,432,042)	(1,920,898)	(37,150,235)
Investments in affiliated issuers (Note 2)	–	–	–	(18,002,064)
In-kind redemptions	46,409,269	(25,532,528)	7,981,190	8,124,280
Short positions (Note 1)	–	–	(46)	–

Net realized gain (loss)	34,209,897	(60,964,570)	6,060,246	(47,028,019)

Net change in unrealized appreciation (depreciation)	(34,551,781)	(9,870,802)	(42,049,648)	(7,438,290)

Net realized and unrealized loss	(341,884)	(70,835,372)	(35,989,402)	(54,466,309)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,433,408	$(68,849,103)	$(36,521,988)	$(51,071,424)

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Operations (Continued)

iSHARES® TRUST

Year ended April 30, 2008

	iShares Dow Jones U.S.
	Insurance Index Fund	Medical Devices Index Fund	Oil & Gas Exploration & Production Index Fund	Oil Equipment & Services Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$753,014	$840,226	$1,092,652	$1,314,422
Interest from affiliated issuers (Note 2)	2,622	12,956	7,211	16,821
Securities lending income from unaffiliated issuers	5	–	573	253
Securities lending income from affiliated issuers (Note 2)	1,789	79,062	54,645	8,819

Total investment income	757,430	932,244	1,155,081	1,340,315

EXPENSES
Investment advisory fees (Note 2)	178,998	1,112,725	727,651	1,162,361

Total expenses	178,998	1,112,725	727,651	1,162,361

Net investment income (loss)	578,432	(180,481)	427,430	177,954

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(967,185)	(10,197,648)	(2,248,876)	(5,077,574)
In-kind redemptions	1,226,996	35,197,479	26,785,736	41,637,471

Net realized gain	259,811	24,999,831	24,536,860	36,559,897

Net change in unrealized appreciation (depreciation)	(8,612,625)	(25,558,344)	23,441,972	23,227,587

Net realized and unrealized gain (loss)	(8,352,814)	(558,513)	47,978,832	59,787,484

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS	$(7,774,382)	$(738,994)	$48,406,262	$59,965,438

See notes to financial statements.

44	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended April 30, 2008

	iShares Dow Jones U.S.
	Pharmaceuticals Index Fund	Regional Banks Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$1,228,109	$3,419,451
Interest from affiliated issuers (Note 2)	4,678	4,709
Securities lending income from unaffiliated issuers	22	14
Securities lending income from affiliated issuers (Note 2)	6,782	55,654

Total investment income	1,239,591	3,479,828

EXPENSES
Investment advisory fees (Note 2)	369,620	368,884

Total expenses	369,620	368,884

Net investment income	869,971	3,110,944

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(1,225,481)	(2,998,243)
In-kind redemptions	6,603,661	2,950,595

Net realized gain (loss)	5,378,180	(47,648)

Net change in unrealized appreciation (depreciation)	(18,140,927)	(25,093,247)

Net realized and unrealized loss	(12,762,747)	(25,140,895)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(11,892,776)	$(22,029,951)

[a]	Net of foreign withholding tax of $– and $4,386, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Dow Jones U.S. Aerospace & Defense Index Fund		iShares Dow Jones U.S. Broker-Dealers Index Fund
	Year ended April 30, 2008	Period from May 1, 2006[a] to April 30, 2007	Year ended April 30, 2008	Period from May 1, 2006[a] to April 30, 2007

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,775,292	$404,454	$1,986,269	$298,273
Net realized gain (loss)	34,209,897	4,136,024	(60,964,570)	11,432,109
Net change in unrealized appreciation (depreciation)	(34,551,781)	16,261,794	(9,870,802)	(2,416,768)

Net increase (decrease) in net assets resulting from operations	1,433,408	20,802,272	(68,849,103)	9,313,614

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,728,333)	(393,125)	(1,841,500)	(279,895)
Return of capital	(8,637)	–	–	–

Total distributions to shareholders	(1,736,970)	(393,125)	(1,841,500)	(279,895)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	469,884,946	196,015,020	4,082,296,238	536,717,350
Cost of shares redeemed	(320,098,210)	(37,684,961)	(3,923,977,830)	(359,391,885)

Net increase in net assets from capital share transactions	149,786,736	158,330,059	158,318,408	177,325,465

INCREASE IN NET ASSETS	149,483,174	178,739,206	87,627,805	186,359,184

NET ASSETS
Beginning of period	178,739,206	–	186,359,184	–

End of period	$328,222,380	$178,739,206	$273,986,989	$186,359,184

Undistributed net investment income included in net assets at end of period	$58,288	$11,329	$163,147	$18,378

SHARES ISSUED AND REDEEMED
Shares sold	7,050,000	3,750,000	85,850,000	10,450,000
Shares redeemed	(4,950,000)	(700,000)	(82,600,000)	(7,050,000)

Net increase in shares outstanding	2,100,000	3,050,000	3,250,000	3,400,000

[a]	Commencement of operations.

See notes to financial statements.

46	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Healthcare Providers Index Fund		iShares Dow Jones U.S. Home Construction Index Fund
	Year ended April 30, 2008	Period from May 1, 2006[a] to April 30, 2007	Year ended April 30, 2008	Period from May 1, 2006[a] to April 30, 2007

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(532,586)	$2,099,179	$3,394,885	$402,786
Net realized gain (loss)	6,060,246	11,854,455	(47,028,019)	1,144,358
Net change in unrealized appreciation (depreciation)	(42,049,648)	3,187,559	(7,438,290)	(11,019,276)

Net increase (decrease) in net assets resulting from operations	(36,521,988)	17,141,193	(51,071,424)	(9,472,132)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,181,262)	(818,969)	(1,977,228)	(384,793)
Return of capital	–	–	(932,098)	–

Total distributions to shareholders	(1,181,262)	(818,969)	(2,909,326)	(384,793)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	295,634,733	389,553,879	673,424,759	207,377,394
Cost of shares redeemed	(278,637,171)	(253,634,134)	(277,315,295)	(121,515,387)

Net increase in net assets from capital share transactions	16,997,562	135,919,745	396,109,464	85,862,007

INCREASE (DECREASE) IN NET ASSETS	(20,705,688)	152,241,969	342,128,714	76,005,082

NET ASSETS
Beginning of period	152,241,969	–	76,005,082	–

End of period	$131,536,281	$152,241,969	$418,133,796	$76,005,082

Undistributed net investment income included in net assets at end of period	$4,084	$1,280,210	$1,436,384	$17,993

SHARES ISSUED AND REDEEMED
Shares sold	5,000,000	7,300,000	30,250,000	5,250,000
Shares redeemed	(4,950,000)	(4,700,000)	(11,650,000)	(3,150,000)

Net increase in shares outstanding	50,000	2,600,000	18,600,000	2,100,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Insurance Index Fund		iShares Dow Jones U.S. Medical Devices Index Fund
	Year ended April 30, 2008	Period from May 1, 2006[a] to April 30, 2007	Year ended April 30, 2008	Period from May 1, 2006[a] to April 30, 2007

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$578,432	$186,826	$(180,481)	$(100,054)
Net realized gain	259,811	1,030,222	24,999,831	3,731,480
Net change in unrealized appreciation (depreciation)	(8,612,625)	1,345,797	(25,558,344)	1,681,064

Net increase (decrease) in net assets resulting from operations	(7,774,382)	2,562,845	(738,994)	5,312,490

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(557,085)	(183,097)	–	–
Return of capital	–	–	–	(290)

Total distributions to shareholders	(557,085)	(183,097)	–	(290)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	51,278,628	46,313,825	564,735,499	158,312,441
Cost of shares redeemed	(24,511,183)	(20,872,538)	(392,302,231)	(43,907,308)

Net increase in net assets from capital share transactions	26,767,445	25,441,287	172,433,268	114,405,133

INCREASE IN NET ASSETS	18,435,978	27,821,035	171,694,274	119,717,333

NET ASSETS
Beginning of period	27,821,035	–	119,717,333	–

End of period	$46,257,013	$27,821,035	$291,411,607	$119,717,333

Undistributed net investment income included in net assets at end of period	$25,076	$3,729	$65,652	$–

SHARES ISSUED AND REDEEMED
Shares sold	1,050,000	900,000	9,700,000	3,050,000
Shares redeemed	(500,000)	(400,000)	(6,750,000)	(850,000)

Net increase in shares outstanding	550,000	500,000	2,950,000	2,200,000

[a]	Commencement of operations.

See notes to financial statements.

48	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund		iShares Dow Jones U.S. Oil Equipment & Services Index Fund
	Year ended April 30, 2008	Period from May 1, 2006[a] to April 30, 2007	Year ended April 30, 2008	Period from May 1, 2006[a] to April 30, 2007

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$427,430	$125,948	$177,954	$129,320
Net realized gain	24,536,860	1,877,218	36,559,897	4,193,273
Net change in unrealized appreciation (depreciation)	23,441,972	4,570,412	23,227,587	9,911,672

Net increase in net assets resulting from operations	48,406,262	6,573,578	59,965,438	14,234,265

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(401,290)	(109,292)	(94,801)	(129,320)
Return of capital	–	–	–	(44,171)

Total distributions to shareholders	(401,290)	(109,292)	(94,801)	(173,491)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	532,168,774	111,958,551	325,255,426	189,257,429
Cost of shares redeemed	(355,961,783)	(52,761,494)	(204,906,414)	(69,444,438)

Net increase in net assets from capital share transactions	176,206,991	59,197,057	120,349,012	119,812,991

INCREASE IN NET ASSETS	224,211,963	65,661,343	180,219,649	133,873,765

NET ASSETS
Beginning of period	65,661,343	–	133,873,765	–

End of period	$289,873,306	$65,661,343	$314,093,414	$133,873,765

Undistributed net investment income included in net assets at end of period	$42,796	$16,656	$83,153	$–

SHARES ISSUED AND REDEEMED
Shares sold	8,650,000	2,300,000	5,350,000	4,150,000
Shares redeemed	(6,000,000)	(1,100,000)	(3,400,000)	(1,550,000)

Net increase in shares outstanding	2,650,000	1,200,000	1,950,000	2,600,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Pharmaceuticals Index Fund		iShares Dow Jones U.S. Regional Banks Index Fund
	Year ended April 30, 2008	Period from May 1, 2006[a] to April 30, 2007	Year ended April 30, 2008	Period from May 1, 2006[a] to April 30, 2007

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$869,971	$525,971	$3,110,944	$747,949
Net realized gain (loss)	5,378,180	1,034,280	(47,648)	721,613
Net change in unrealized appreciation (depreciation)	(18,140,927)	6,841,628	(25,093,247)	(353,724)

Net increase (decrease) in net assets resulting from operations	(11,892,776)	8,401,879	(22,029,951)	1,115,838

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(839,395)	(498,064)	(2,341,359)	(611,464)

Total distributions to shareholders	(839,395)	(498,064)	(2,341,359)	(611,464)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	60,223,563	77,365,508	294,794,706	57,223,134
Cost of shares redeemed	(45,097,097)	(16,200,667)	(109,070,372)	(30,011,362)

Net increase in net assets from capital share transactions	15,126,466	61,164,841	185,724,334	27,211,772

INCREASE IN NET ASSETS	2,394,295	69,068,656	161,353,024	27,716,146

NET ASSETS
Beginning of period	69,068,656	–	27,716,146	–

End of period	$71,462,951	$69,068,656	$189,069,170	$27,716,146

Undistributed net investment income included in net assets at end of period	$58,483	$27,907	$906,070	$136,485

SHARES ISSUED AND REDEEMED
Shares sold	1,100,000	1,500,000	7,450,000	1,150,000
Shares redeemed	(850,000)	(300,000)	(2,800,000)	(600,000)

Net increase in shares outstanding	250,000	1,200,000	4,650,000	550,000

[a]	Commencement of operations.

See notes to financial statements.

50	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Aerospace & Defense Index Fund
	Year ended Apr. 30, 2008	Period from May 1, 2006[a] to Apr. 30, 2007

Net asset value, beginning of period	$58.60	$50.58

Income from investment operations:
Net investment income[b]	0.32	0.23
Net realized and unrealized gain[c]	5.10	8.00

Total from investment operations	5.42	8.23

Less distributions from:
Net investment income	(0.29)	(0.21)
Return of capital	(0.00)[d]	–

Total distributions	(0.29)	(0.21)

Net asset value, end of period	$63.73	$58.60

Total return	9.24%	16.33%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$328,222	$178,739
Ratio of expenses to average net assets[f]	0.48%	0.48%
Ratio of net investment income to average net assets[f]	0.50%	0.43%
Portfolio turnover rate[g]	21%	20%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Broker-Dealers Index Fund
	Year ended Apr. 30, 2008	Period from May 1, 2006[a] to Apr. 30, 2007

Net asset value, beginning of period	$54.81	$48.41

Income from investment operations:
Net investment income[b]	0.40	0.16
Net realized and unrealized gain (loss)[c]	(13.69)	6.41

Total from investment operations	(13.29)	6.57

Less distributions from:
Net investment income	(0.32)	(0.17)

Total distributions	(0.32)	(0.17)

Net asset value, end of period	$41.20	$54.81

Total return	(24.35)%	13.59%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$273,987	$186,359
Ratio of expenses to average net assets[e]	0.48%	0.48%
Ratio of net investment income to average net assets[e]	0.85%	0.31%
Portfolio turnover rate[f]	73%	44%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

52	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Healthcare Providers Index Fund
	Year ended Apr. 30, 2008	Period from May 1, 2006[a] to Apr. 30, 2007

Net asset value, beginning of period	$58.55	$49.60

Income from investment operations:
Net investment income (loss)[b]	(0.19)	1.35
Net realized and unrealized gain (loss)[c]	(8.18)	7.91

Total from investment operations	(8.37)	9.26

Less distributions from:
Net investment income	(0.54)	(0.31)

Total distributions	(0.54)	(0.31)

Net asset value, end of period	$49.64	$58.55

Total return	(14.45)%	18.68%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$131,536	$152,242
Ratio of expenses to average net assets[e]	0.48%	0.48%
Ratio of net investment income (loss) to average net assets[e]	(0.33)%	2.51%
Portfolio turnover rate[f]	14%	51%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	53

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Home Construction Index Fund
	Year ended Apr. 30, 2008	Period from May 1, 2006[a] to Apr. 30, 2007

Net asset value, beginning of period	$36.19	$49.50

Income from investment operations:
Net investment income[b]	0.37	0.26
Net realized and unrealized loss[c]	(16.06)	(13.33)

Total from investment operations	(15.69)	(13.07)

Less distributions from:
Net investment income	(0.20)	(0.24)
Return of capital	(0.10)	–

Total distributions	(0.30)	(0.24)

Net asset value, end of period	$20.20	$36.19

Total return	(43.39)%	(26.44)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$418,134	$76,005
Ratio of expenses to average net assets[e]	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.83%	0.66%
Portfolio turnover rate[f]	34%	21%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

54	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Insurance Index Fund
	Year ended Apr. 30, 2008	Period from May 1, 2006[a] to Apr. 30, 2007

Net asset value, beginning of period	$55.64	$49.55

Income from investment operations:
Net investment income[b]	0.76	0.45
Net realized and unrealized gain (loss)[c]	(11.71)	6.06

Total from investment operations	(10.95)	6.51

Less distributions from:
Net investment income	(0.64)	(0.42)

Total distributions	(0.64)	(0.42)

Net asset value, end of period	$44.05	$55.64

Total return	(19.82)%	13.20%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$46,257	$27,821
Ratio of expenses to average net assets[e]	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.54%	0.89%
Portfolio turnover rate[f]	10%	12%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Medical Devices Index Fund
	Year ended Apr. 30, 2008	Period from May 1, 2006[a] to Apr. 30, 2007

Net asset value, beginning of period	$54.42	$49.43

Income from investment operations:
Net investment loss[b]	(0.04)	(0.09)
Net realized and unrealized gain[c]	2.20	5.08

Total from investment operations	2.16	4.99

Less distributions from:
Return of capital	–	(0.00)[d]

Total distributions	–	(0.00)[d]

Net asset value, end of period	$56.58	$54.42

Total return	3.97%	10.10%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$291,412	$119,717
Ratio of expenses to average net assets[f]	0.48%	0.48%
Ratio of net investment loss to average net assets[f]	(0.08)%	(0.18)%
Portfolio turnover rate[g]	30%	23%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

56	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund
	Year ended Apr. 30, 2008	Period from May 1, 2006[a] to Apr. 30, 2007

Net asset value, beginning of period	$54.72	$50.80

Income from investment operations:
Net investment income[b]	0.18	0.14
Net realized and unrealized gain[c]	20.55	3.90

Total from investment operations	20.73	4.04

Less distributions from:
Net investment income	(0.16)	(0.12)

Total distributions	(0.16)	(0.12)

Net asset value, end of period	$75.29	$54.72

Total return	37.95%	7.97%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$289,873	$65,661
Ratio of expenses to average net assets[e]	0.48%	0.48%
Ratio of net investment income to average net assets[e]	0.28%	0.29%
Portfolio turnover rate[f]	15%	21%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Oil Equipment & Services Index Fund
	Year ended Apr. 30, 2008	Period from May 1, 2006[a] to Apr. 30, 2007

Net asset value, beginning of period	$51.49	$51.16

Income from investment operations:
Net investment income[b]	0.04	0.09
Net realized and unrealized gain[c]	17.53	0.33

Total from investment operations	17.57	0.42

Less distributions from:
Net investment income	(0.03)	(0.07)
Return of capital	–	(0.02)

Total distributions	(0.03)	(0.09)

Net asset value, end of period	$69.03	$51.49

Total return	34.13%	0.85%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$314,093	$133,874
Ratio of expenses to average net assets[e]	0.48%	0.48%
Ratio of net investment income to average net assets[e]	0.07%	0.20%
Portfolio turnover rate[f]	21%	12%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

58	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Pharmaceuticals Index Fund
	Year ended Apr. 30, 2008	Period from May 1, 2006[a] to Apr. 30, 2007

Net asset value, beginning of period	$57.56	$49.80

Income from investment operations:
Net investment income[b]	0.60	0.53
Net realized and unrealized gain (loss)[c]	(8.30)	7.71

Total from investment operations	(7.70)	8.24

Less distributions from:
Net investment income	(0.58)	(0.48)

Total distributions	(0.58)	(0.48)

Net asset value, end of period	$49.28	$57.56

Total return	(13.43)%	16.65%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$71,463	$69,069
Ratio of expenses to average net assets[e]	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.12%	1.01%
Portfolio turnover rate[f]	21%	21%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Regional Banks Index Fund
	Year ended Apr. 30, 2008	Period from May 1, 2006[a] to Apr. 30, 2007

Net asset value, beginning of period	$50.39	$49.34

Income from investment operations:
Net investment income[b]	1.55	1.43
Net realized and unrealized gain (loss)[c]	(14.32)	1.08

Total from investment operations	(12.77)	2.51

Less distributions from:
Net investment income	(1.26)	(1.46)

Total distributions	(1.26)	(1.46)

Net asset value, end of period	$36.36	$50.39

Total return	(25.69)%	5.11%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$189,069	$27,716
Ratio of expenses to average net assets[e]	0.48%	0.48%
Ratio of net investment income to average net assets[e]	4.00%	2.87%
Portfolio turnover rate[f]	14%	13%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares Dow Jones U.S. Aerospace & Defense, iShares Dow Jones U.S. Broker-Dealers, iShares Dow Jones U.S. Healthcare Providers, iShares Dow Jones U.S. Home Construction, iShares Dow Jones U.S. Insurance, iShares Dow Jones U.S. Medical Devices, iShares Dow Jones U.S. Oil & Gas Exploration & Production, iShares Dow Jones U.S. Oil Equipment & Services, iShares Dow Jones U.S. Pharmaceuticals and iShares Dow Jones U.S. Regional Banks Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Continued)

iSHARES® TRUST

investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

As of April 30, 2008, the tax year-end of the Funds, the components of net distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
Dow Jones U.S. Aerospace & Defense	$–	$(19,235,965)	$(10,378,055)	$(29,614,020)
Dow Jones U.S. Broker-Dealers	117,332	(13,652,258)	(19,465,713)	(33,000,639)
Dow Jones U.S. Healthcare Providers	–	(39,429,474)	(942,117)	(40,371,591)
Dow Jones U.S. Home Construction	–	(48,456,432)	(11,262,997)	(59,719,429)
Dow Jones U.S. Insurance	23,854	(7,365,941)	(780,913)	(8,123,000)
Dow Jones U.S. Medical Devices	–	(26,958,060)	(5,381,840)	(32,339,900)
Dow Jones U.S. Oil & Gas Exploration & Production	20,862	26,957,648	(1,180,351)	25,798,159
Dow Jones U.S. Oil Equipment & Services	79,812	31,494,520	(3,584,106)	27,990,226
Dow Jones U.S. Pharmaceuticals	54,836	(12,000,822)	(1,424,260)	(13,370,246)
Dow Jones U.S. Regional Banks	874,597	(26,662,724)	(1,342,369)	(27,130,496)

For the years ended April 30, 2008 and April 30, 2007, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

62	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended April 30, 2008.

From November 1, 2007 to April 30, 2008, the Funds incurred net realized capital losses. As permitted by tax regulations, the Funds have elected to defer those losses and treat them as arising in the year ending April 30, 2009, as follows:

iShares Index Fund	Deferred Net Realized Capital Losses

Dow Jones U.S. Aerospace & Defense	$9,902,465

Dow Jones U.S. Broker-Dealers	12,173,118

Dow Jones U.S. Healthcare Providers	2,994

Dow Jones U.S. Home Construction	6,852,593

Dow Jones U.S. Insurance	671,427

iShares Index Fund	Deferred Net Realized Capital Losses

Dow Jones U.S. Medical Devices	$4,728,732

Dow Jones U.S. Oil & Gas Exploration & Production	651,343

Dow Jones U.S. Oil Equipment & Services	2,804,015

Dow Jones U.S. Pharmaceuticals	555,395

Dow Jones U.S. Regional Banks	1,199,938

The Funds had tax basis net capital loss carryforwards as of April 30, 2008, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2015	Expiring 2016	Total
Dow Jones U.S. Aerospace & Defense	$218,173	$257,417	$475,590
Dow Jones U.S. Broker-Dealers	203,587	7,089,008	7,292,595
Dow Jones U.S. Healthcare Providers	142,089	797,034	939,123
Dow Jones U.S. Home Construction	–	4,410,404	4,410,404
Dow Jones U.S. Insurance	83,550	25,936	109,486
Dow Jones U.S. Medical Devices	42,150	610,958	653,108
Dow Jones U.S. Oil & Gas Exploration & Production	115,443	413,565	529,008
Dow Jones U.S. Oil Equipment & Services	64,599	715,492	780,091
Dow Jones U.S. Pharmaceuticals	50,522	818,343	868,865
Dow Jones U.S. Regional Banks	47,538	94,893	142,431

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the year ended April 30, 2008, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Continued)

iSHARES® TRUST

tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended April 30, 2008 are disclosed in the Funds’ Statements of Operations.

As of April 30, 2008, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Dow Jones U.S. Aerospace & Defense	$362,558,165	$8,972,153	$(28,208,118)	$(19,235,965)
Dow Jones U.S. Broker-Dealers	295,564,907	2,538,535	(16,190,793)	(13,652,258)
Dow Jones U.S. Healthcare Providers	173,634,325	428,861	(39,858,335)	(39,429,474)
Dow Jones U.S. Home Construction	562,704,495	–	(48,456,432)	(48,456,432)
Dow Jones U.S. Insurance	53,615,581	413,224	(7,779,165)	(7,365,941)
Dow Jones U.S. Medical Devices	348,582,747	–	(26,958,060)	(26,958,060)
Dow Jones U.S. Oil & Gas Exploration & Production	268,973,489	40,289,185	(13,331,537)	26,957,648
Dow Jones U.S. Oil Equipment & Services	295,482,549	35,588,795	(4,094,275)	31,494,520
Dow Jones U.S. Pharmaceuticals	87,594,682	1,545,644	(13,546,466)	(12,000,822)
Dow Jones U.S. Regional Banks	219,639,658	1,656,656	(28,319,380)	(26,662,724)

The Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of April 30, 2008, inclusive of the prior open tax return years, and has determined that the implementation of FIN 48 did not have a material impact on the Funds’ financial statements.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

SHORT POSITIONS

From time to time, in order to track the performance of their respective benchmark index, the Funds may sell non-index securities that they will receive through corporate actions occurring on the opening of market trading on the following business day. Such short positions are valued consistent with how securities are valued as described under “Security Valuation.” The obligation to deliver the securities is recorded as a liability on the Funds’ Statements of Assets and Liabilities and is equal to the current market value of the securities to be delivered. Any market fluctuations between the value of the obligation to sell these securities and the current market value are reflected as unrealized appreciation (depreciation) in the Funds’ Statements of Operations. Upon receipt of the securities related to corporate

64	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

actions, the Funds record a realized gain (loss). Details of the short positions resulting from the non-index securities sold by the Funds, if any, are included in their respective Schedules of Investments.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Funds and certain other iShares Funds in the same advisory fee category, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion

Prior to August 1, 2007, BGFA was entitled to an annual investment advisory fee of 0.48% of the average daily net assets of each Fund.

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Funds. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended April 30, 2008, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
Dow Jones U.S. Aerospace & Defense	$280,351
Dow Jones U.S. Broker-Dealers	54,473
Dow Jones U.S. Healthcare Providers	9,668
Dow Jones U.S. Home Construction	2,328,708
Dow Jones U.S. Insurance	1,794

iShares Index Fund	Securities Lending Agent Fees
Dow Jones U.S. Medical Devices	$79,062
Dow Jones U.S. Oil & Gas Exploration & Production	55,218
Dow Jones U.S. Oil Equipment & Services	9,072
Dow Jones U.S. Pharmaceuticals	6,804
Dow Jones U.S. Regional Banks	55,668

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Continued)

iSHARES® TRUST

Cross trades for the year ended April 30, 2008, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 5 for additional information regarding the Premier Fund.

For the year ended April 30, 2008, the iShares Dow Jones U.S. Home Construction Index Fund had direct investments (exclusive of short-term investments) in issuers of which BGFA is an affiliate or issuers of which the Fund owns 5% or more of the outstanding voting securities as follows:

Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Dividend Income	Net Realized Gain (Loss)
Beazer Homes USA Inc.	96	2,875	868	2,103	$23,285,258	$38,663	$(4,227,300)
Cavco Industries Inc.	62	806	389	479	19,102,439	–	102,220
Levitt Corp. Class A	238	9,315	2,517	7,036	14,634,757	–	(812,905)
M/I Homes Inc.	98	1,812	998	912	15,632,311	48,646	(1,584,411)
Palm Harbor Homes Inc.	122	2,059	742	1,439	12,386,553	–	139,519
Skyline Corp.	77	872	444	505	13,905,911	170,866	(400,038)
Standard-Pacific Corp.	160	6,168	1,989	4,339	21,953,954	21,411	(5,558,171)
WCI Communities Inc.	158	5,463	2,247	3,374	11,099,019	–	(5,660,978)

Certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

66	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended April 30, 2008 were as follows:

iShares Index Fund	Purchases	Sales
Dow Jones U.S. Aerospace & Defense	$74,649,036	$75,095,535
Dow Jones U.S. Broker-Dealers	161,428,841	215,282,963
Dow Jones U.S. Healthcare Providers	25,055,307	22,881,176
Dow Jones U.S. Home Construction	66,555,141	67,677,297
Dow Jones U.S. Insurance	4,190,659	3,901,797
Dow Jones U.S. Medical Devices	74,429,809	69,136,251
Dow Jones U.S. Oil & Gas Exploration & Production	22,187,086	22,973,916
Dow Jones U.S. Oil Equipment & Services	70,108,106	50,473,215
Dow Jones U.S. Pharmaceuticals	16,213,655	16,167,908
Dow Jones U.S. Regional Banks	13,612,034	11,372,621

In-kind transactions (see Note 4) for the year ended April 30, 2008 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Dow Jones U.S. Aerospace & Defense	$469,204,418	$319,159,019
Dow Jones U.S. Broker-Dealers	4,070,832,792	3,851,520,834
Dow Jones U.S. Healthcare Providers	295,451,401	278,504,103
Dow Jones U.S. Home Construction	670,751,493	274,049,471
Dow Jones U.S. Insurance	51,181,177	24,470,780
Dow Jones U.S. Medical Devices	559,406,620	388,448,519
Dow Jones U.S. Oil & Gas Exploration & Production	531,400,681	354,099,781
Dow Jones U.S. Oil Equipment & Services	314,297,314	204,277,963
Dow Jones U.S. Pharmaceuticals	60,097,118	44,968,785
Dow Jones U.S. Regional Banks	293,535,673	108,320,574

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Continued)

iSHARES® TRUST

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statement of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

During the year ended April 30, 2008, the Funds received cash as collateral for securities loaned. The cash collateral received was invested in a joint account and/or in the Premier Fund. Pursuant to an exemptive order issued by the SEC, a portion of the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements are fully collateralized by U.S. government securities or non-U.S. government debt securities. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

The market value of the securities on loan as of April 30, 2008 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not believe that the adoption of this standard will have a material impact on the Funds’ financial statements.

68	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares Dow Jones U.S. Aerospace & Defense Index Fund, iShares Dow Jones U.S. Broker-Dealers Index Fund, iShares Dow Jones U.S. Healthcare Providers Index Fund, iShares Dow Jones U.S. Home Construction Index Fund, iShares Dow Jones U.S. Insurance Index Fund, iShares Dow Jones U.S. Medical Devices Index Fund, iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund, iShares Dow Jones U.S. Oil Equipment & Services Index Fund, iShares Dow Jones U.S. Pharmaceuticals Index Fund and iShares Dow Jones U.S. Regional Banks Index Fund (the “Funds”), at April 30, 2008, the results of each of their operations and the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

June 20, 2008

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	69

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, the following percentages of the income dividends paid by certain Funds during the fiscal year ended April 30, 2008 qualified for the dividends-received deduction:

iShares Index Fund	Dividends- Received Deduction

Dow Jones U.S. Aerospace & Defense	100.00%

Dow Jones U.S. Broker-Dealers	100.00

Dow Jones U.S. Healthcare Providers	96.37

Dow Jones U.S. Home Construction	95.35

iShares Index Fund	Dividends- Received Deduction

Dow Jones U.S. Insurance	100.00%

Dow Jones U.S. Oil & Gas Exploration & Production	100.00

Dow Jones U.S. Pharmaceuticals	100.00

Dow Jones U.S. Regional Banks	100.00

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), certain Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended April 30, 2008:

iShares Index Fund	Qualified Dividend Income

Dow Jones U.S. Aerospace & Defense	$1,717,004

Dow Jones U.S. Broker-Dealers	1,583,148

Dow Jones U.S. Healthcare Providers	1,181,262

Dow Jones U.S. Home Construction	1,647,236

Dow Jones U.S. Insurance	557,085

iShares Index Fund	Qualified Dividend Income

Dow Jones U.S. Oil & Gas Exploration & Production	$401,290

Dow Jones U.S. Oil Equipment & Services	94,801

Dow Jones U.S. Pharmaceuticals	839,395

Dow Jones U.S. Regional Banks	2,341,359

In January 2009, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2008. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

70	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Dow Jones U.S. Aerospace & Defense Index Fund

Period Covered: July 1, 2006 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	1	0.23%
Greater than 0.5% and Less than 1.0%	7	1.60
Between 0.5% and –0.5%	419	95.65
Less than –0.5% and Greater than –1.0%	2	0.46
Less than –1.0% and Greater than –1.5%	1	0.23
Less than –1.5% and Greater than –2.0%	1	0.23
Less than –2.0% and Greater than –2.5%	2	0.46
Less than –2.5%	5	1.14

	438	100.00%

SUPPLEMENTAL INFORMATION	71

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Dow Jones U.S. Broker-Dealers Index Fund

Period Covered: July 1, 2006 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	5	1.14%
Greater than 0.5% and Less than 1.0%	4	0.91
Between 0.5% and –0.5%	418	95.43
Less than –0.5% and Greater than –1.0%	2	0.46
Less than –1.0%	9	2.06

	438	100.00%

iShares Dow Jones U.S. Healthcare Providers Index Fund

Period Covered: July 1, 2006 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	4	0.91%
Greater than 1.5% and Less than 2.0%	1	0.23
Greater than 1.0% and Less than 1.5%	3	0.68
Greater than 0.5% and Less than 1.0%	4	0.91
Between 0.5% and –0.5%	421	96.13
Less than –0.5% and Greater than –1.0%	4	0.91
Less than –1.0% and Greater than –1.5%	1	0.23

	438	100.00%

iShares Dow Jones U.S. Home Construction Index Fund

Period Covered: July 1, 2006 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	8	1.83%
Greater than 1.5% and Less than 2.0%	1	0.23
Greater than 1.0% and Less than 1.5%	9	2.06
Greater than 0.5% and Less than 1.0%	8	1.83
Between 0.5% and –0.5%	399	91.08
Less than –0.5% and Greater than –1.0%	8	1.83
Less than –1.0% and Greater than –1.5%	1	0.23
Less than –1.5%	4	0.91

	438	100.00%

72	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Dow Jones U.S. Insurance Index Fund

Period Covered: July 1, 2006 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	1	0.23%
Greater than 1.5% and Less than 2.0%	1	0.23
Greater than 1.0% and Less than 1.5%	1	0.23
Greater than 0.5% and Less than 1.0%	6	1.37
Between 0.5% and –0.5%	423	96.57
Less than –0.5% and Greater than –1.0%	3	0.68
Less than –1.0% and Greater than –1.5%	1	0.23
Less than –1.5%	2	0.46

	438	100.00%

iShares Dow Jones U.S. Medical Devices Index Fund

Period Covered: July 1, 2006 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	2	0.46%
Greater than 1.0% and Less than 1.5%	1	0.23
Greater than 0.5% and Less than 1.0%	4	0.91
Between 0.5% and –0.5%	427	97.48
Less than –0.5% and Greater than –1.0%	2	0.46
Less than –1.0% and Greater than –1.5%	1	0.23
Less than –1.5% and Greater than –2.0%	1	0.23

	438	100.00%

iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund

Period Covered: July 1, 2006 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	2	0.46%
Greater than 1.5% and Less than 2.0%	1	0.23
Greater than 1.0% and Less than 1.5%	1	0.23
Greater than 0.5% and Less than 1.0%	3	0.68
Between 0.5% and –0.5%	423	96.57
Less than –0.5% and Greater than –1.0%	5	1.14
Less than –1.0% and Greater than –1.5%	2	0.46
Less than –1.5%	1	0.23

	438	100.00%

SUPPLEMENTAL INFORMATION	73

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Dow Jones U.S. Oil Equipment & Services Index Fund

Period Covered: July 1, 2006 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	1	0.23%
Greater than 1.0% and Less than 1.5%	2	0.46
Greater than 0.5% and Less than 1.0%	15	3.42
Between 0.5% and –0.5%	412	94.06
Less than –0.5% and Greater than –1.0%	5	1.14
Less than –1.0% and Greater than –1.5%	1	0.23
Less than –1.5% and Greater than –2.0%	1	0.23
Less than –2.0% and Greater than –2.5%	1	0.23

	438	100.00%

iShares Dow Jones U.S. Pharmaceuticals Index Fund

Period Covered: July 1, 2006 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	4	0.91%
Greater than 1.5% and Less than 2.0%	2	0.46
Greater than 1.0% and Less than 1.5%	1	0.23
Greater than 0.5% and Less than 1.0%	7	1.60
Between 0.5% and –0.5%	417	95.20
Less than –0.5% and Greater than –1.0%	3	0.68
Less than –1.0% and Greater than –1.5%	1	0.23
Less than –1.5% and Greater than –2.0%	2	0.46
Less than –2.0%	1	0.23

	438	100.00%

iShares Dow Jones U.S. Regional Banks Index Fund

Period Covered: July 1, 2006 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	6	1.37%
Greater than 2.5% and Less than 3.0%	1	0.23
Greater than 2.0% and Less than 2.5%	1	0.23
Greater than 1.5% and Less than 2.0%	2	0.46
Greater than 1.0% and Less than 1.5%	1	0.23
Greater than 0.5% and Less than 1.0%	3	0.68
Between 0.5% and –0.5%	420	95.89
Less than –0.5%	4	0.91

	438	100.00%

74	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds (“BGIF”) and Master Investment Portfolio (“MIP”) are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 156 portfolios within the fund complex. In addition, Lee T. Kranefuss serves as a Trustee for BGIF and MIP and oversees an additional 24 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee and Officer is c/o Barclays Global Investors, N.A., 400 Howard Street, San Francisco, California 94105. The Board has designated George G.C. Parker as its Lead Independent Trustee. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss, 1961	Trustee and Chairman (since 2003).	Global Chief Executive Officer, iShares/Intermediary Groups of BGI (since 2008); Chief Executive Officer, iShares Intermediary Index and Market Group of BGI (2005-2008); Chief Executive Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2005); Director of BGFA (since 2005); Director, President and Chief Executive Officer of Barclays Global Investors International, Inc. (since 2005); Director and Chairman of Barclays Global Investors Services (since 2005).	Director of iShares, Inc. (since 2003); Trustee of BGlF and MIP (since 2001).

*John E. Martinez, 1962	Trustee (since 2003).	Co-Chief Executive Officer of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003); Director, Barclays Global Investors UK Holdings, Inc. (2000-2003).	Director of iShares, Inc. (since 2003); Director of Real Estate Equity Exchange (since 2005); Chairman, Independent Review Committee, Canadian iShares Funds (since 2007).

*	Lee T. Kranefuss and John E. Martinez are deemed to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment adviser; BGI, the parent company of BGFA; and Barclays Global Investors Services, an affiliate of BGFA and BGI.

TRUSTEE AND OFFICER INFORMATION	75

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
George G.C. Parker, 1939	Trustee (since 2000); Lead Independent Trustee (since 2006).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (since 1994).	Director of iShares, Inc. (since 2002); Director of Continental Airlines, Inc. (since 1996); Director of Community First Financial Group (since 1995); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of NETGEAR, Inc. (since 2007).

Cecilia H. Herbert, 1949	Trustee (since 2005).	Chair of Investment Committee Archdiocese of San Francisco (1994-2005); Director (since 1998) and President (since 2007) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee of the Montgomery Funds (1992-2003); Trustee (since 2005) and Chair of the Finance and Investment Committees (since 2006) of the Thacher School.	Director of iShares, Inc. (since 2005).

Charles A. Hurty, 1943	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002); Director of CSFB Alternative Investments Fund (6 portfolios) (since 2005).

John E. Kerrigan, 1955	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002); Managing Director, Merrill Lynch (1994-2002).	Director of iShares, Inc. (since 2005); Member of Advisory Council for Commonfund Distressed Debt Partners II (since 2004).

76	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held

Robert H. Silver, 1955	Trustee (since 2007).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); President and Chief Operating Officer (2003-2005) and Director (1999-2005) of UBS Financial Services, Inc.; President and Chief Executive Officer of UBS Services USA, LLC (1999-2005); Managing Director, UBS America, Inc. (2000-2005); Director and Vice Chairman of the YMCA of Greater NYC (since 2001); Broadway Producer (since 2006).	Director of iShares, Inc. (since 2007); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (since 2006).
Officers
Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Michael A. Latham, 1965	President (since 2007).	Head of Americas iShares (since 2007); Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2007); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (since 2005).	None.

Geoffrey D. Flynn, 1956	Treasurer and Chief Financial Officer (since 2007).	Chief Operating Officer, U.S. iShares, BGI (since 2008); Director, Mutual Fund Operations, BGI (2007-2008); President, Van Kampen Investors Services (2003-2007); Managing Director, Morgan Stanley (2002-2007); President, Morgan Stanley Trust, FSB (2002-2007).	None.

TRUSTEE AND OFFICER INFORMATION	77

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers (Continued)
Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Eilleen M. Clavere, 1952	Secretary (since 2007).	Head of Legal Administration of Intermediary Investors Business of BGI (since 2006); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel of Kirkpatrick & Lockhart LLP (2001-2005).	None.

Ira P. Shapiro, 1963	Vice President and Chief Legal Officer (since 2007).	Associate General Counsel, BGI (since 2004); First Vice President of Merrill Lynch Investment Managers (1993-2004).	None.

Amy Schioldager, 1962	Executive Vice President (since 2007).	Head of U.S. Indexing, BGI (since 2006); Head of Domestic Equity Portfolio Management, BGI (2001-2006).	None.

H. Michael Williams, 1960	Executive Vice President (since 2007).	Vice Chairman – Capital Markets, BGI (since 2008); Head of Global Index and Markets Group of BGI (2006-2008); Global Head of Securities Lending, BGI (2002-2006).	Trustee of BGIF and MIP (since 2007); Trustee, University of California, Berkeley Foundation; Executive Board, College of Letters and Science, University of California, Berkeley.

Patrick O’Connor, 1967	Vice President (since 2007).	Head of iShares Portfolio Management, BGI (since 2006); Senior Portfolio Manager, BGI (1999-2006).	None.

Lee Sterne, 1965	Vice President (since 2007).	Head of U.S. Fixed Income Index and iShares, BGI (since 2007); Senior Portfolio Manager, BGI (2004-2007); Portfolio Manager, BGI (2001-2004).	None.

Matt Tucker, 1972	Vice President (since 2007).	Head of U.S. Fixed Income Investment Solutions, BGI (since 2005); Fixed Income Investment Strategist, BGI (2003-2005); Fixed Income Portfolio Manager, BGI (1997-2003).	None.

78	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	79

Notes:

80	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P North American Natural Resources Sector (IGE)

iShares S&P North American Technology-Multimedia Networking (IGN)

iShares S&P North American Technology-Semiconductors (IGW)

iShares S&P North American Technology-Software (IGV)

iShares S&P North American Technology Sector (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office (FIO)

iShares FTSE NAREIT Mortgage REITs (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential (REZ)

iShares FTSE NAREIT Retail (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Consumer

    Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Infrastructure (IGF)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI Chile (ECH)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Israel Capped Investable Market (EIS)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Japan Small Cap (SCJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI Thailand Investable Market (THD)

iShares MSCI Turkey Investable Market (TUR)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman Short Treasury (SHV)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 3-7 Year Treasury (IEI)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 10-20 Year Treasury (TLH)

iShares Lehman 20+ Year Treasury (TLT)

iShares Lehman TIPS (TIP)

iShares Lehman Credit (CFT)

iShares Lehman 1-3 Year Credit (CSJ)

iShares Lehman Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Lehman Government/Credit (GBF)

iShares Lehman Intermediate Government/Credit (GVI)

iShares Lehman MBS (MBB)

iShares S&P National Municipal (MUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares JPMorgan USD Emerging Markets (EMB)

iShares Specialty Index Funds

iShares KLD 400 Social (DSI)

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares FTSE Developed Small Cap ex-North America (IFSM)

iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. (IFGL)

iShares FTSE EPRA/NAREIT North America (IFNA)

iShares FTSE EPRA/NAREIT Europe (IFEU)

iShares FTSE EPRA/NAREIT Asia (IFAS)

iShares MSCI ACWI (ACWI)

iShares MSCI ACWI ex US (ACWX)

iShares MSCI BRIC (BKF)

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI EAFE Small Cap (SCZ)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Kokusai (TOK)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Asia 50 (AIA)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares S&P World ex-U.S. Property (WPS)

iSHARES FAMILY OF FUNDS	81

The iShares® Family of Funds (Continued)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., KLD Research & Analytics, Inc., MSCI Inc., Morningstar Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., FrankRussell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50 Index, FTSE NAREIT Residential Index, FTSE NAREIT Retail Index, FTSE NAREIT Mortgage REITs Index or FTSE NAREIT Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2008 Annual Report.

6712-iS-0408

82	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to the iShares Funds. BGFA is a subsidiary of Barclays Global Investors, N.A., neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Dow Jones & Company, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, is affiliated with the company listed above.

©2008 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

iShares®

BARCLAYS GLOBAL INVESTORS

BGI-F-078-06008

LET’S BUILD A BETTER INVESTMENT WORLDSM.

2008 ANNUAL REPORT TO SHAREHOLDERS

iSHARES® MORNINGSTAR SERIES

APRIL 30, 2008

>>Would you prefer to receive materials like this electronically?

See inside cover for details.

iShares Morningstar Large Core Index Fund

iShares Morningstar Large Growth Index Fund

iShares Morningstar Large Value Index Fund

iShares Morningstar Mid Core Index Fund

iShares Morningstar Mid Growth Index Fund

iShares Morningstar Mid Value Index Fund

iShares Morningstar Small Core Index Fund

iShares Morningstar Small Growth Index Fund

iShares Morningstar Small Value Index Fund

iShares®

iShares®

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

To sign up for electronic delivery, please follow these simple steps:

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Your information and email address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com.

Management’s Discussion of Fund Performance

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

Performance as of April 30, 2008

	Average Annual Total Returns						Cumulative Total Returns

	Year Ended 4/30/08			Inception to 4/30/08			Inception to 4/30/08

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Morningstar Large Core	(1.25)%	(1.39)%	(1.10)%	7.99%	7.97%	8.21%	34.36%	34.24%	35.41%
Morningstar Large Growth	(0.14)%	(0.18)%	0.12%	3.76%	3.75%	4.00%	15.22%	15.18%	16.29%
Morningstar Large Value	(9.20)%	(9.36)%	(9.08)%	9.33%	9.29%	9.63%	40.86%	40.68%	42.39%

Total returns for the period since inception are calculated from the inception date of each Fund (6/28/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (7/2/04), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

The iShares Morningstar Large Core Index Fund (the “Core Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Large CoreSM Index (the “Core Index”). The Core Index measures the performance of stocks issued by large-capitalization companies that have exhibited average “growth” and “value” characteristics as determined by Morningstar’s proprietary index methodology. The Core Fund invests in a representative sample of securities included in the Core Index that collectively has an investment profile similar to the Core Index. Due to the use of representative sampling, the Core Fund may or may not hold all of the securities that are included in the Core Index. For the 12-month period ended April 30, 2008 (the “reporting period”), the Core Fund declined 1.25%, while the Core Index declined 1.10%.

PORTFOLIO ALLOCATION As of 4/30/08
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	29.85%

Industrial	23.99

Financial	9.98

Consumer Cyclical	9.67

Technology	9.20

Energy	6.11

Communications	4.49

Utilities	4.09

Basic Materials	2.38

Short-Term and Other Net Assets	0.24

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 4/30/08
Security	Percentage of Net Assets
General Electric Co.	8.43%

Procter & Gamble Co. (The)	5.33

Johnson & Johnson	4.90

International Business Machines Corp.	4.26

Wal-Mart Stores Inc.	3.70

Coca-Cola Co. (The)	3.23

Hewlett-Packard Co.	3.08

PepsiCo Inc.	2.86

Merck & Co. Inc.	2.14

Abbott Laboratories	2.09

TOTAL	40.02%

2	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

The iShares Morningstar Large Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Large GrowthSM Index (the “Growth Index”). The Growth Index measures the performance of stocks issued by large-capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar’s proprietary index methodology. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the Growth Fund declined 0.14%, while the Growth Index returned 0.12%.

PORTFOLIO ALLOCATION As of 4/30/08
Sector*	Percentage of Net Assets
Technology	24.25%

Communications	21.69

Consumer Non-Cyclical	18.05

Energy	11.48

Consumer Cyclical	7.98

Financial	6.84

Industrial	6.12

Basic Materials	3.17

Utilities	0.34

Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 4/30/08
Security	Percentage of Net Assets
Microsoft Corp.	6.89%

Cisco Systems Inc.	4.43

Apple Inc.	4.41

Google Inc. Class A	3.92

Intel Corp.	3.75

Schlumberger Ltd.	3.47

Oracle Corp.	2.37

QUALCOMM Inc.	2.02

Goldman Sachs Group Inc. (The)	2.00

Monsanto Co.	1.79

TOTAL	35.05%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

The iShares Morningstar Large Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Large ValueSM Index (the “Value Index”). The Value Index measures the performance of stocks issued by large-capitalization companies that have exhibited above-average “value” characteristics as determined by Morningstar’s proprietary index methodology. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the Value Fund declined 9.20%, while the Value Index declined 9.08%.

PORTFOLIO ALLOCATION As of 4/30/08
Sector*	Percentage of Net Assets
Financial	35.29%

Energy	28.36

Consumer Non-Cyclical	11.50

Communications	11.22

Utilities	5.52

Consumer Cyclical	3.00

Basic Materials	2.52

Industrial	2.52

Short-Term and Other Net Assets	0.07

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 4/30/08
Security	Percentage of Net Assets
Exxon Mobil Corp.	15.34%

AT&T Inc.	7.15

Chevron Corp.	6.12

Bank of America Corp.	5.17

JPMorgan Chase & Co.	4.94

Pfizer Inc.	4.21

Citigroup Inc.	4.03

ConocoPhillips	3.81

Verizon Communications Inc.	3.42

American International Group Inc.	3.15

TOTAL	57.34%

Domestic equity markets declined for the 12-month period ending April 30, 2008, against a backdrop of increasing volatility. The volatility was fueled by problems in the subprime mortgage industry which led to a “credit crunch” and spread to broader areas of the economy as the reporting period progressed. Many banks and financial institutions announced large subprime-related losses, some financial institutions struggled under the weight of deteriorating credit conditions, and corporate earnings growth slowed. Energy and commodity prices climbed as the U.S. dollar declined, driving inflation worries despite evidence of slowing economic activity. Responding to signs of a slowing economy, the Federal Reserve (the “Fed”) took decisive action. The Fed lowered its federal funds target rate for the first time since June 2003, cutting rates seven times during the reporting period, bringing the rate down to 2.00% by the end of the period. Late in the first quarter of 2008, the Fed also made less routine moves, initiating several actions aimed at increasing liquidity levels in financial markets. In the final month of the reporting period, the outlook appeared to improve for both the economy and the equity markets: home prices showed signs of stabilizing, March retail sales were stronger than anticipated, and first-quarter GDP increased.

During the reporting period, large-capitalization stocks generally outperformed small- and mid-capitalization stocks, and growth stocks generally outperformed value stocks at all capitalization levels.

Within the Core Index, sector performance was mixed for the reporting period. The consumer staples and energy sectors were the largest positive contributors to index returns, along with information technology. The health care and financials sectors were the most significant detractors from index performance.

4	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

Within the Growth Index, the energy sector was the largest positive contributor to returns by a wide margin. Materials, which yielded the strongest absolute gains but represented only a small percentage of the index during the period, also contributed notably to performance. The consumer discretionary and health care sectors, two of the larger sectors within the index, were both significant detractors to performance. Financials also dragged down performance.

Within the Value Index, the energy sector generated the only significant positive contribution to performance for the reporting period. Financials, the largest sector weighting within the index, declined significantly, causing the sector to be the largest detractor from performance by far. The health care sector also weighed on index returns.

Among the Core Fund’s ten largest holdings as of April 30, 2008, performance was mostly positive for the reporting period. Retailer Wal-Mart Stores Inc. delivered the strongest return, followed by computer maker International Business Machines Corp. and beverage company Coca-Cola Co. General Electric Co. and Abbott Laboratories were the lone decliners for the reporting period.

Within the Growth Fund, performance among the ten largest holdings was mixed for the reporting period. Agricultural chemicals company Monsanto Co. posted the strongest gain, followed by computer maker Apple Inc. Oil and gas exploration company Schlumberger Ltd. also increased significantly. On the negative side, financial company Goldman Sachs Group Inc. was the most significant decliner, followed by Cisco Systems Inc.

Among the Value Fund’s ten largest holdings, performance was mixed for the reporting period. Diversified oil companies Chevron Corp., ConocoPhillips, and Exxon Mobil Corp. were the strongest performers. Financial companies Citigroup Inc. and Bank of America Corp. were the largest decliners for the reporting period, followed by pharmaceutical firm Pfizer Inc.

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® MORNINGSTAR MID CORE INDEX FUND

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

Performance as of April 30, 2008

	Average Annual Total Returns						Cumulative Total Returns

	Year Ended 4/30/08			Inception to 4/30/08			Inception to 4/30/08

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Morningstar Mid Core	(7.41)%	(7.39)%	(7.22)%	9.58%	9.59%	9.85%	42.12%	42.15%	43.48%
Morningstar Mid Growth	3.59%	3.55%	3.86%	13.47%	13.45%	13.77%	62.50%	62.40%	64.21%
Morningstar Mid Value	(16.79)%	(16.83)%	(16.60)%	8.17%	8.18%	8.40%	35.22%	35.24%	36.33%

Total returns for the period since inception are calculated from the inception date of each Fund (6/28/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or” NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (7/2/04), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

6	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

The iShares Morningstar Mid Core Index Fund (the “Core Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Mid CoreSM Index (the “Core Index”). The Core Index measures the performance of stocks issued by mid-capitalization companies that have exhibited average “growth” and “value” characteristics as determined by Morningstar’s proprietary index methodology. The Core Fund invests in a representative sample of securities included in the Core Index that collectively has an investment profile similar to the Core Index. Due to the use of representative sampling, the Core Fund may or may not hold all of the securities that are included in the Core Index. For the 12-month period ended April 30, 2008 (the “reporting period”), the Core Fund declined 7.41%, while the Core Index declined 7.22%.

PORTFOLIO ALLOCATION As of 4/30/08
Sector*	Percentage of Net Assets
Industrial	21.68%

Consumer Non-Cyclical	18.24

Financial	14.54

Energy	10.80

Consumer Cyclical	10.71

Technology	9.95

Basic Materials	7.26

Communications	3.44

Utilities	3.28

Short-Term and Other Net Assets	0.10

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 4/30/08
Security	Percentage of Net Assets
Murphy Oil Corp.	1.60%

Noble Energy Inc.	1.49

L-3 Communications Holdings Inc.	1.37

Parker Hannifin Corp.	1.35

ITT Industries Inc.	1.16

Cummins Inc.	1.15

Equity Residential	1.13

Forest Laboratories Inc.	1.08

Questar Corp.	1.07

Mirant Corp.	1.06

TOTAL	12.46%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

The iShares Morningstar Mid Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Mid GrowthSM Index (the “Growth Index”). The Growth Index measures the performance of stocks issued by mid-capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar’s proprietary index methodology. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the Growth Fund returned 3.59%, while the Growth Index returned 3.86%.

PORTFOLIO ALLOCATION As of 4/30/08
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	18.77%

Energy	18.68

Technology	16.48

Industrial	15.06

Communications	12.29

Financial	7.11

Consumer Cyclical	6.48

Utilities	2.30

Basic Materials	1.89

Diversified	0.85

Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 4/30/08
Security	Percentage of Net Assets
Smith International Inc.	1.54%

CONSOL Energy Inc.	1.49

Southwestern Energy Co.	1.45

Ultra Petroleum Corp.	1.27

McDermott International Inc.	1.21

Intuitive Surgical Inc.	1.11

Crown Castle International Corp.	1.10

IntercontinentalExchange Inc.	1.09

Cameron International Corp.	1.08

C.H. Robinson Worldwide Inc.	1.07

TOTAL	12.41%

8	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

The iShares Morningstar Mid Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Mid ValueSM Index (the “Value Index”). The Value Index measures the performance of stocks issued by mid-capitalization companies that have exhibited above-average “value” characteristics as determined by Morningstar’s proprietary index methodology. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the Value Fund declined 16.79%, while the Value Index declined 16.60%.

PORTFOLIO ALLOCATION As of 4/30/08
Sector*	Percentage of Net Assets
Financial	29.61%

Consumer Cyclical	14.30

Consumer Non-Cyclical	13.14

Utilities	12.19

Industrial	9.16

Basic Materials	9.11

Energy	4.86

Technology	3.78

Communications	3.71

Short-Term and Other Net Assets	0.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 4/30/08
Security	Percentage of Net Assets
United States Steel Corp.	2.09%

Aon Corp.	1.40

El Paso Corp.	1.38

ConAgra Foods Inc.	1.33

Progress Energy Inc.	1.24

Sara Lee Corp.	1.18

PPG Industries Inc.	1.16

Genworth Financial Inc. Class A	1.14

Electronic Data Systems Corp.	1.08

KeyCorp	1.03

TOTAL	13.03%

Domestic equity markets declined for the 12-month period ending April 30, 2008, against a backdrop of increasing volatility. The volatility was fueled by problems in the subprime mortgage industry which led to a “credit crunch” and spread to broader areas of the economy as the reporting period progressed. Many banks and financial institutions announced large subprime-related losses, some financial institutions struggled under the weight of deteriorating credit conditions, and corporate earnings growth slowed. Energy and commodity prices climbed as the U.S. dollar declined, driving inflation worries despite evidence of slowing economic activity. Responding to signs of a slowing economy, the Federal Reserve (the “Fed”) took decisive action. The Fed lowered its federal funds target rate for the first time since June 2003, cutting rates seven times during the reporting period, bringing the rate down to 2.00% by the end of the period. Late in the first quarter of 2008, the Fed also made less routine moves, initiating several actions aimed at increasing liquidity levels in financial markets. In the final month of the reporting period, the outlook appeared to improve for both the economy and the equity markets: home prices showed signs of stabilizing, March retail sales were stronger than anticipated, and first-quarter GDP increased.

Mid-capitalization stocks generally outperformed small-capitalization stocks and underperformed large-capitalization stocks for the reporting period. In addition, growth stocks generally outperformed their value stock counterparts at all capitalization levels.

Sector performance within the Core Index was mixed for the reporting period. The industrials sector, the largest sector within the index at April 30, 2008, was also the largest positive contributor to returns. In addition, the energy sector performed strongly. Consumer discretionary was the most significant detractor from performance, followed by the information technology and financials sectors.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

Within the Growth Index, sector performance was also mixed. The energy sector made the largest positive contribution to performance by far. Industrials also aided returns. The consumer discretionary and financials sectors were among the larger detractors from performance for the period.

Within the Value Index, performance was mostly negative for the reporting period. Materials was the strongest positive contributor to index returns. Financials and consumer discretionary, the two largest sectors in the index during the period, detracted the most from performance. The utilities sector also weighed significantly on returns.

Among the Core Fund’s ten largest holdings as of April 30, 2008, performance was mostly positive for the reporting period. Murphy Oil Corp., the Core Fund’s largest holding as of the end of the period, achieved the strongest gain. Machinery company Cummins Inc. and industrial equipment company Parker Hannifin Corp. were also top performers. Electric utility Mirant Corp. was the most significant decliner for the reporting period.

All of the Growth Fund’s ten largest holdings delivered positive returns for the reporting period. Southwestern Energy Co. and surgical system maker Intuitive Surgical Inc. both logged triple-digit gains. Energy services company CONSOL Energy Inc. also performed strongly. Communication services company Crown Castle International Corp. posted the most moderate gain for the reporting period, but still generated a double-digit return.

Performance among the Value Fund’s ten largest holdings was mostly positive for the reporting period. United States Steel Corp., the Fund’s largest holding as of April 30, 2008, delivered a strong gain. Oil and gas pipeline El Paso Corp. and insurance carrier Aon Corp. posted moderate gains.

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

10	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

Performance as of April 30, 2008

	Average Annual Total Returns						Cumulative Total Returns

	Year Ended 4/30/08			Inception to 4/30/08			Inception to 4/30/08

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Morningstar Small Core	(12.22)%	(12.31)%	(12.16)%	8.19%	8.13%	8.42%	35.29%	35.01%	36.46%
Morningstar Small Growth	(7.05)%	(7.15)%	(6.90)%	5.52%	5.48%	5.78%	22.94%	22.73%	24.10%
Morningstar Small Value	(13.08)%	(13.82)%	(12.96)%	7.18%	7.13%	7.47%	30.52%	30.28%	31.91%

Total returns for the period since inception are calculated from the inception date of each Fund (6/28/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or” NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (7/2/04), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

The iShares Morningstar Small Core Index Fund (the “Core Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Small CoreSM Index (the “Core Index”). The Core Index measures the performance of stocks issued by small-capitalization companies that have exhibited average “growth” and “value” characteristics as determined by Morningstar’s proprietary index methodology. The Core Fund invests in a representative sample of securities included in the Core Index that collectively has an investment profile similar to the Core Index. Due to the use of representative sampling, the Core Fund may or may not hold all of the securities that are included in the Core Index. For the 12-month period ended April 30, 2008 (the “reporting period”), the Core Fund declined 12.22%, while the Core Index declined 12.16%.

PORTFOLIO ALLOCATION As of 4/30/08
Sector*	Percentage of Net Assets
Industrial	22.08%

Financial	16.26

Consumer Cyclical	15.74

Consumer Non-Cyclical	15.72

Technology	10.42

Energy	7.18

Communications	5.95

Basic Materials	4.67

Diversified	1.16

Utilities	0.78

Short-Term and Other Net Assets	0.04

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 4/30/08
Security	Percentage of Net Assets
Walter Industries Inc.	1.16%

Perrigo Co.	1.03

Landstar System Inc.	0.89

DRS Technologies Inc.	0.82

Watson Wyatt Worldwide Inc.	0.80

Oil States International Inc.	0.79

Gardner Denver Inc.	0.78

Tupperware Brands Corp.	0.77

Encore Acquisition Co.	0.74

Teradyne Inc.	0.74

TOTAL	8.52%

12	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

The iShares Morningstar Small Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Small GrowthSM Index (the “Growth Index”). The Growth Index measures the performance of stocks issued by small-capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar’s proprietary index methodology. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the Growth Fund declined 7.05%, while the Growth Index declined 6.90%.

PORTFOLIO ALLOCATION As of 4/30/08
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	29.79%

Technology	15.42

Industrial	14.79

Energy	13.01

Consumer Cyclical	10.92

Communications	9.48

Financial	3.53

Basic Materials	1.69

Utilities	1.31

Short-Term and Other Net Assets	0.06

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 4/30/08
Security	Percentage of Net Assets
Alpha Natural Resources Inc.	1.02%

FTI Consulting Inc.	0.99

Kirby Corp.	0.92

Foundation Coal Holdings Inc.	0.87

ITC Holdings Corp.	0.86

LKQ Corp.	0.86

W-H Energy Services Inc.	0.75

Rambus Inc.	0.73

Aeropostale Inc.	0.68

Jack Henry & Associates Inc.	0.68

TOTAL	8.36%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

The iShares Morningstar Small Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Small ValueSM Index (the “Value Index”). The Value Index measures the performance of stocks issued by small-capitalization companies that have exhibited above-average “value” characteristics as determined by Morningstar’s proprietary index methodology. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the Value Fund declined 13.08%, while the Value Index declined 12.96%.

PORTFOLIO ALLOCATION As of 4/30/08
Sector*	Percentage of Net Assets
Financial	34.43%

Consumer Cyclical	14.63

Consumer Non-Cyclical	11.69

Industrial	11.30

Utilities	10.30

Basic Materials	6.48

Communications	4.84

Energy	4.40

Technology	1.70

Short-Term and Other Net Assets	0.23

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 4/30/08
Security	Percentage of Net Assets
Whiting Petroleum Corp.	1.11%

Tenet Healthcare Corp.	1.04

Unit Corp.	1.01

BJ’s Wholesale Club Inc.	0.85

Hercules Offshore Inc.	0.80

Senior Housing Properties Trust	0.77

Alexander & Baldwin Inc.	0.74

Fulton Financial Corp.	0.74

Vectren Corp.	0.74

Con-way Inc.	0.72

TOTAL	8.52%

Domestic equity markets declined for the 12-month period ending April 30, 2008, against a backdrop of increasing volatility. The volatility was fueled by problems in the subprime mortgage industry which led to a “credit crunch” and spread to broader areas of the economy as the reporting period progressed. Many banks and financial institutions announced large subprime-related losses, some financial institutions struggled under the weight of deteriorating credit conditions, and corporate earnings growth slowed. Energy and commodity prices climbed as the U.S. dollar declined, driving inflation worries despite evidence of slowing economic activity. Responding to signs of a slowing economy, the Federal Reserve (the “Fed”) took decisive action. The Fed lowered its federal funds target rate for the first time since June 2003, cutting rates seven times during the reporting period, bringing the rate down to 2.00% by the end of the period. Late in the first quarter of 2008, the Fed also made less routine moves, initiating several actions aimed at increasing liquidity levels in financial markets. In the final month of the reporting period, the outlook appeared to improve for both the economy and the equity markets: home prices showed signs of stabilizing, March retail sales were stronger than anticipated, and first-quarter GDP increased.

Small-capitalization stocks generally underperformed large- and mid-capitalization stocks during the reporting period. In addition, growth stocks generally outperformed their value counterparts at all capitalization levels.

14	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

Sector performance within the Core Index was largely negative for the reporting period. The energy sector was the only sector to provide a positive contribution to performance. The consumer discretionary, information technology, and financials sectors all detracted significantly from index returns.

Within the Growth Index, sector performance was mostly negative for the reporting period. The energy sector provided the most positive contribution to performance. Information technology, the largest sector weighting in the index as of April 30, 2008, detracted the most from performance. The health care sector also declined, dragging down returns.

Sector performance within the Value Index was also mostly negative during the period. Materials and energy accounted for the largest positive sector contributions to performance. However, the two largest sectors within the index, financials and consumer discretionary, both declined significantly, detracting from index performance. Information technology and industrials also notably declined.

The Core Fund’s ten largest holdings as of April 30, 2008, delivered generally positive results for the reporting period. Health care company Perrigo Co. logged a triple-digit gain. Industrial metals company Walter Industries Inc., the largest Fund holding as of April 30, 2008, also posted a strong return, as did oil and gas exploration company Encore Acquisition Co.

The Growth Fund’s ten largest holdings also delivered positive results during the reporting period. Auto parts wholesaler LKQ Corp. delivered the best return. Foundation Coal Holdings Inc. and marine transportation company Kirby Corp. were other notably strong performers. Jack Henry & Associates Inc. posted the smallest gain among the ten largest holdings for the reporting period.

Performance among the Value Fund’s ten largest holdings was mixed for the reporting period. Whiting Petroleum Corp., the Fund’s largest holding as of April 30, 2008, registered a strong return. Senior Housing Properties Trust and BJ’s Wholesale Club Inc. posted more moderate gains. Hawaii-based shipping company Alexander & Baldwin Inc. declined for the reporting period.

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (11/1/07)	Ending Account Value (4/30/08)	Annualized Expense Ratio	Expenses Paid During Period[a] (11/1/07 to 4/30/08)
Morningstar Large Core
Actual	$1,000.00	$ 918.60	0.20%	$0.95
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01
Morningstar Large Growth
Actual	1,000.00	890.60	0.25	1.18
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.25	1.26
Morningstar Large Value
Actual	1,000.00	900.50	0.25	1.18
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.25	1.26
Morningstar Mid Core
Actual	1,000.00	915.40	0.25	1.19
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.25	1.26

16	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (11/1/07)	Ending Account Value (4/30/08)	Annualized Expense Ratio	Expenses Paid During Period[a] (11/1/07 to 4/30/08)
Morningstar Mid Growth
Actual	$1,000.00	$ 921.20	0.30%	$1.43
Hypothetical (5% return before expenses)	1,000.00	1,023.40	0.30	1.51
Morningstar Mid Value
Actual	1,000.00	885.50	0.30	1.41
Hypothetical (5% return before expenses)	1,000.00	1,023.40	0.30	1.51
Morningstar Small Core
Actual	1,000.00	885.20	0.25	1.17
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.25	1.26
Morningstar Small Growth
Actual	1,000.00	841.40	0.30	1.37
Hypothetical (5% return before expenses)	1,000.00	1,023.40	0.30	1.51
Morningstar Small Value
Actual	1,000.00	915.20	0.30	1.43
Hypothetical (5% return before expenses)	1,000.00	1,023.40	0.30	1.51

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days).

SHAREHOLDER EXPENSES	17

Schedule of Investments

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

April 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.76%

ADVERTISING – 0.39%
Omnicom Group Inc.	15,106	$721,160

		721,160

AEROSPACE & DEFENSE – 4.67%
General Dynamics Corp.	15,858	1,433,880
Lockheed Martin Corp.	15,298	1,622,200
Northrop Grumman Corp.	14,814	1,089,866
Raytheon Co.	20,264	1,296,288
United Technologies Corp.	42,619	3,088,599

		8,530,833

AGRICULTURE – 0.35%
Bunge Ltd.	5,664	646,206

		646,206

AUTO MANUFACTURERS – 0.45%
PACCAR Inc.	17,293	818,305

		818,305

BANKS – 1.28%
Bank of New York Mellon Corp. (The)	53,606	2,333,469

		2,333,469

BEVERAGES – 7.02%
Anheuser-Busch Companies Inc.	34,593	1,701,976
Coca-Cola Co. (The)	100,306	5,905,014
PepsiCo Inc.	76,137	5,217,669

		12,824,659

BIOTECHNOLOGY – 1.18%
Amgen Inc.[a]	51,257	2,146,131

		2,146,131

CHEMICALS – 1.65%
Air Products and Chemicals Inc.	9,451	930,262
E.I. du Pont de Nemours and Co.	42,402	2,073,882

		3,004,144

COMMERCIAL SERVICES – 0.97%
Accenture Ltd.	28,253	1,060,900
McKesson Corp.	13,592	708,415

		1,769,315

COMPUTERS – 8.87%
Dell Inc.[a]	92,706	1,727,113
Hewlett-Packard Co.	121,476	5,630,413
International Business Machines Corp.	64,363	7,768,614

Security	Shares	Value
Seagate Technology	25,122	$474,052
Sun Microsystems Inc.[a]	37,478	586,905

		16,187,097

COSMETICS & PERSONAL CARE – 5.76%
Avon Products Inc.	20,104	784,458
Procter & Gamble Co. (The)	145,004	9,722,518

		10,506,976

DIVERSIFIED FINANCIAL SERVICES – 4.31%
American Express Co.	48,238	2,316,389
Lehman Brothers Holdings Inc.	25,021	1,106,929
Merrill Lynch & Co. Inc.	43,081	2,146,726
Morgan Stanley	47,410	2,304,126

		7,874,170

ELECTRIC – 4.09%
Constellation Energy Group Inc.	8,384	709,706
Entergy Corp.	9,195	1,056,138
Exelon Corp.	31,068	2,655,693
FPL Group Inc.	17,476	1,158,484
PPL Corp.	17,480	839,390
Public Service Enterprise Group Inc.	23,998	1,053,752

		7,473,163

ELECTRICAL COMPONENTS & EQUIPMENT – 1.07%
Emerson Electric Co.	37,369	1,952,904

		1,952,904

FOOD – 1.61%
Kellogg Co.	11,531	590,041
Kroger Co. (The)	29,797	811,968
Safeway Inc.	20,770	656,332
Sysco Corp.	28,649	875,800

		2,934,141

HEALTH CARE - PRODUCTS – 4.90%
Johnson & Johnson	133,464	8,954,100

		8,954,100

HEALTH CARE - SERVICES – 0.70%
WellPoint Inc.[a]	25,556	1,271,411

		1,271,411

INSURANCE – 2.75%
Aflac Inc.	23,143	1,542,944
CIGNA Corp.	13,131	560,825
Marsh & McLennan Companies Inc.	24,589	678,410

18	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

April 30, 2008

Security	Shares	Value
Principal Financial Group Inc.	12,136	$651,218
Prudential Financial Inc.	20,907	1,582,869

		5,016,266
LEISURE TIME – 0.67%
Carnival Corp.	19,822	796,250
Harley-Davidson Inc.	11,308	432,531

		1,228,781
MACHINERY – 2.26%
Caterpillar Inc.	29,376	2,405,307
Deere & Co.	20,510	1,724,276

		4,129,583
MANUFACTURING – 12.61%
Cooper Industries Ltd.	8,334	353,278
Eaton Corp.	6,891	605,305
General Electric Co.	470,503	15,385,448
Honeywell International Inc.	32,302	1,918,739
Illinois Tool Works Inc.	21,398	1,118,901
Ingersoll-Rand Co. Ltd. Class A	12,835	569,617
Textron Inc.	11,761	717,539
3M Co.	30,548	2,349,142

		23,017,969
MEDIA – 2.94%
Clear Channel Communications Inc.	21,278	641,532
Liberty Global Inc. Class Aa	8,055	285,066
Liberty Global Inc. Class Ca	7,830	259,956
McGraw-Hill Companies Inc. (The)	15,483	634,648
Time Warner Inc.	170,150	2,526,727
Viacom Inc. Class Aa	576	22,297
Viacom Inc. Class Ba	25,793	991,483

		5,361,709
MINING – 0.73%
Alcoa Inc.	38,425	1,336,421

		1,336,421
OFFICE & BUSINESS EQUIPMENT – 0.33%
Xerox Corp.	43,474	607,332

		607,332
OIL & GAS – 4.66%
Anadarko Petroleum Corp.	22,066	1,468,713
Apache Corp.	15,460	2,082,153
Devon Energy Corp.	19,765	2,241,351

Security	Shares	Value
Hess Corp.	13,707	$1,455,683
Valero Energy Corp.	25,893	1,264,873

		8,512,773
OIL & GAS SERVICES – 1.05%
Halliburton Co.	41,560	1,908,020

		1,908,020
PHARMACEUTICALS – 7.36%
Abbott Laboratories	72,541	3,826,538
Bristol-Myers Squibb Co.	92,830	2,039,475
Cardinal Health Inc.	16,797	874,620
Merck & Co. Inc.	102,576	3,901,991
Wyeth	62,810	2,793,161

		13,435,785
PIPELINES – 0.40%
Spectra Energy Corp.	29,479	728,131

		728,131
REAL ESTATE INVESTMENT TRUSTS – 1.64%
Boston Properties Inc.	5,601	562,844
ProLogis	12,053	754,638
Simon Property Group Inc.	10,554	1,053,922
Vornado Realty Trust	6,686	622,400

		2,993,804
RETAIL – 8.55%
Best Buy Co. Inc.	16,093	692,321
Costco Wholesale Corp.	20,686	1,473,877
Lowe’s Companies Inc.	68,866	1,734,735
McDonald’s Corp.	54,211	3,229,891
Sears Holdings Corp.[a,b]	3,511	346,220
Staples Inc.	33,243	721,373
TJX Companies Inc. (The)	20,589	663,378
Wal-Mart Stores Inc.	116,536	6,756,757

		15,618,552
TELECOMMUNICATIONS – 1.16%
Motorola Inc.	106,594	1,061,676
Sprint Nextel Corp.	131,308	1,049,151

		2,110,827
TRANSPORTATION – 3.38%
Burlington Northern Santa Fe Corp.	14,685	1,505,947
FedEx Corp.	13,447	1,289,164

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

April 30, 2008

Security	Shares	Value
Norfolk Southern Corp.	17,792	$1,060,047
United Parcel Service Inc. Class B	32,097	2,324,144

		6,179,302

TOTAL COMMON STOCKS (Cost: $178,052,418)		182,133,439

SHORT-TERM INVESTMENTS – 0.35%

MONEY MARKET FUNDS – 0.35%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.85%[c,d]	274,159	274,159
BGI Cash Premier Fund LLC 2.90%[c,d,e]	365,671	365,671

		639,830

TOTAL SHORT-TERM INVESTMENTS (Cost: $639,830)		639,830

TOTAL INVESTMENTS IN SECURITIES – 100.11% (Cost: $178,692,248)		182,773,269

Other Assets, Less Liabilities – (0.11)%		(205,990)

NET ASSETS – 100.00%		$182,567,279

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral.
See Note 5.

See notes to financial statements.

20	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

April 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.92%

AEROSPACE & DEFENSE – 1.68%
Boeing Co. (The)	97,835	$8,302,278

		8,302,278

AGRICULTURE – 1.79%
Monsanto Co.	77,496	8,836,094

		8,836,094

APPAREL – 1.07%
Coach Inc.[a]	50,479	1,795,538
Nike Inc. Class B	52,107	3,480,748

		5,276,286

AUTO PARTS & EQUIPMENT – 0.60%
Johnson Controls Inc.	84,159	2,967,446

		2,967,446

BANKS – 1.23%
Northern Trust Corp.	27,847	2,063,741
State Street Corp.	55,364	3,993,959

		6,057,700

BIOTECHNOLOGY – 2.69%
Biogen Idec Inc.[a]	41,987	2,548,191
Celgene Corp.[a]	57,869	3,595,980
Genentech Inc.[a]	66,467	4,533,049
Genzyme Corp.[a]	37,395	2,630,738

		13,307,958

CHEMICALS – 1.36%
Mosaic Co. (The)[a]	21,012	2,574,180
Praxair Inc.	45,198	4,127,029

		6,701,209

COAL – 0.48%
Peabody Energy Corp.	38,822	2,373,189

		2,373,189

COMMERCIAL SERVICES – 0.50%
Western Union Co.	107,415	2,470,545

		2,470,545

COMPUTERS – 5.35%
Apple Inc.[a]	125,367	21,807,590
EMC Corp.[a]	300,907	4,633,968

		26,441,558

COSMETICS & PERSONAL CARE – 1.06%
Colgate-Palmolive Co.	74,119	5,240,213

		5,240,213

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES – 5.00%
BlackRock Inc.	2,783	$561,582
Charles Schwab Corp. (The)	134,982	2,915,611
CME Group Inc.	7,616	3,483,939
Franklin Resources Inc.	23,112	2,199,107
Goldman Sachs Group Inc. (The)	51,570	9,868,951
NYSE Euronext Inc.	32,151	2,125,181
SLM Corp.[a]	73,396	1,360,028
T. Rowe Price Group Inc.	37,845	2,216,203

		24,730,602

ELECTRIC – 0.34%
AES Corp. (The)[a]	95,618	1,659,928

		1,659,928

ELECTRONICS – 1.18%
Agilent Technologies Inc.[a]	53,251	1,608,713
Garmin Ltd.	18,232	745,689
Thermo Fisher Scientific Inc.[a]	60,077	3,476,656

		5,831,058

ENGINEERING & CONSTRUCTION – 0.39%
Fluor Corp.	12,544	1,917,601

		1,917,601

ENTERTAINMENT – 0.32%
International Game Technology Inc.	45,222	1,571,012

		1,571,012

FOOD – 0.48%
Wm. Wrigley Jr. Co.	31,218	2,377,563

		2,377,563

HEALTH CARE - PRODUCTS – 5.76%
Alcon Inc.	10,947	1,729,626
Baxter International Inc.	90,709	5,652,985
Becton, Dickinson and Co.	32,906	2,941,796
Boston Scientific Corp.[a]	197,000	2,626,010
Medtronic Inc.	163,240	7,946,523
St. Jude Medical Inc.[a]	48,731	2,133,443
Stryker Corp.	44,869	2,908,857
Zimmer Holdings Inc.[a]	34,188	2,535,382

		28,474,622

HEALTH CARE - SERVICES – 1.82%
Aetna Inc.	71,790	3,130,044
UnitedHealth Group Inc.	179,215	5,847,785

		8,977,829

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

April 30, 2008

Security	Shares	Value

INTERNET – 7.35%
Amazon.com Inc.[a]	42,655	$3,353,963
eBay Inc.[a]	167,646	5,245,643
Google Inc. Class Aa	33,720	19,365,059
Liberty Media Corp. - Liberty Interactive Group Series Aa	83,009	1,255,926
Symantec Corp.[a]	121,412	2,090,715
Yahoo! Inc.[a]	182,454	5,001,064

		36,312,370

LODGING – 0.87%
Las Vegas Sands Corp.[a,b]	14,951	1,139,565
Marriott International Inc. Class A	44,331	1,520,553
MGM MIRAGE[a]	14,042	718,248
Wynn Resorts Ltd.	8,942	941,950

		4,320,316

MANUFACTURING – 0.56%
Danaher Corp.	35,287	2,753,092

		2,753,092

MEDIA – 5.76%
Comcast Corp. Class A	273,910	5,628,851
Comcast Corp. Class A Special	135,985	2,752,336
DIRECTV Group Inc. (The)[a]	100,174	2,468,287
Dish Network Corp. Class Aa	30,039	896,364
Liberty Media Corp. - Liberty Capital Group Series Aa	17,573	270,097
Liberty Media Corp. - Liberty Entertainment Series Aa	70,496	1,829,371
News Corp. Class A	260,111	4,655,987
News Corp. Class B	62,560	1,157,360
Time Warner Cable Inc. Class Aa	22,070	617,960
Walt Disney Co. (The)	252,823	8,199,050

		28,475,663

METAL FABRICATE & HARDWARE – 0.47%
Precision Castparts Corp.	19,612	2,305,587

		2,305,587

MINING – 1.81%
Freeport-McMoRan Copper & Gold Inc.	54,538	6,203,698
Newmont Mining Corp.	61,967	2,739,561

		8,943,259

OIL & GAS – 4.60%
Chesapeake Energy Corp.	69,596	3,598,113
Diamond Offshore Drilling Inc.	9,339	1,171,204

Security	Shares	Value
EOG Resources Inc.	35,411	$4,620,427
Noble Corp.	38,306	2,155,862
Transocean Inc.[a]	45,224	6,668,731
XTO Energy Inc.	72,690	4,496,604

		22,710,941

OIL & GAS SERVICES – 5.80%
Baker Hughes Inc.	44,219	3,576,433
National Oilwell Varco Inc.[a]	58,895	4,031,363
Schlumberger Ltd.	170,691	17,162,980
Weatherford International Ltd.[a]	48,583	3,919,191

		28,689,967

PHARMACEUTICALS – 3.95%
Allergan Inc.	43,250	2,438,003
Express Scripts Inc.[a]	30,393	2,128,118
Gilead Sciences Inc.[a]	133,163	6,892,517
Medco Health Solutions Inc.[a]	76,584	3,793,971
Schering-Plough Corp.	232,199	4,274,784

		19,527,393

PIPELINES – 0.60%
Williams Companies Inc. (The)	83,867	2,977,279

		2,977,279

REAL ESTATE INVESTMENT TRUSTS – 0.61%
General Growth Properties Inc.[b]	32,921	1,348,444
Public Storage[b]	18,424	1,671,057

		3,019,501

RETAIL – 5.12%
CVS Caremark Corp.	205,138	8,281,421
Kohl’s Corp.[a]	40,120	1,959,862
Starbucks Corp.[a]	104,619	1,697,966
Target Corp.	106,204	5,642,619
Walgreen Co.	141,791	4,941,416
Yum! Brands Inc.	68,205	2,774,579

		25,297,863

SEMICONDUCTORS – 6.71%
Applied Materials Inc.	193,868	3,617,577
Broadcom Corp. Class Aa	66,851	1,735,452
Intel Corp.	832,848	18,539,197
MEMC Electronic Materials Inc.[a]	32,876	2,070,202
NVIDIA Corp.[a]	79,743	1,638,719
Texas Instruments Inc.	189,894	5,537,309

		33,138,456

22	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

April 30, 2008

Security	Shares	Value

SOFTWARE – 12.19%
Adobe Systems Inc.[a]	79,038	$2,947,326
Automatic Data Processing Inc.	75,963	3,357,565
CA Inc.	59,142	1,309,404
Electronic Arts Inc.[a]	45,151	2,323,922
MasterCard Inc. Class A	10,243	2,849,193
Microsoft Corp.	1,193,946	34,051,340
Oracle Corp.[a]	561,932	11,716,282
Paychex Inc.	46,485	1,690,659

		60,245,691

TELECOMMUNICATIONS – 8.58%
American Tower Corp. Class Aa	57,901	2,514,061
Cisco Systems Inc.[a]	853,539	21,884,740
Corning Inc.	223,806	5,977,858
Juniper Networks Inc.[a]	74,411	2,055,232
QUALCOMM Inc.	231,295	9,989,631

		42,421,522

TRANSPORTATION – 1.84%
CSX Corp.	57,859	3,642,224
Union Pacific Corp.	37,563	5,453,772

		9,095,996

TOTAL COMMON STOCKS (Cost: $481,939,112)		493,749,587

SHORT-TERM INVESTMENTS – 0.38%

MONEY MARKET FUNDS – 0.38%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.85%[c,d]	316,209	316,209
BGI Cash Premier Fund LLC 2.90%[c,d,e]	1,576,222	1,576,222

		1,892,431

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,892,431)		1,892,431

TOTAL INVESTMENTS IN SECURITIES – 100.30% (Cost: $483,831,543)		495,642,018

Other Assets, Less Liabilities – (0.30)%		(1,475,032)

NET ASSETS – 100.00%		$494,166,986

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral.
See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

April 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.93%

AGRICULTURE – 2.36%
Altria Group Inc.	167,110	$3,342,200
Archer-Daniels-Midland Co.	46,819	2,062,845
Reynolds American Inc.	13,628	733,868

		6,138,913

AUTO MANUFACTURERS – 0.89%
Ford Motor Co.[a]	169,879	1,403,201
General Motors Corp.	39,122	907,630

		2,310,831

BANKS – 14.44%
Bank of America Corp.	358,368	13,453,135
BB&T Corp.	43,990	1,508,417
Fifth Third Bancorp	39,072	837,313
National City Corp.[b]	45,029	283,683
PNC Financial Services Group Inc. (The)	27,093	1,878,900
Regions Financial Corp.	55,278	1,211,694
SunTrust Banks Inc.	27,869	1,553,697
U.S. Bancorp	137,544	4,661,366
Wachovia Corp.	158,183	4,611,034
Wells Fargo & Co.	254,418	7,568,936

		37,568,175

CHEMICALS – 1.16%
Dow Chemical Co. (The)	75,288	3,022,813

		3,022,813

DIVERSIFIED FINANCIAL SERVICES – 11.28%
Ameriprise Financial Inc.	18,109	859,996
Bear Stearns Companies Inc. (The)[b]	8,655	92,868
Capital One Financial Corp.	29,760	1,577,280
Citigroup Inc.	414,787	10,481,668
Federal Home Loan Mortgage Corp.	51,379	1,279,851
Federal National Mortgage Association	77,951	2,206,013
JPMorgan Chase & Co.	269,595	12,846,202

		29,343,878

ELECTRIC – 5.12%
Ameren Corp.	16,439	745,673
American Electric Power Co. Inc.	31,308	1,397,276
Consolidated Edison Inc.	21,577	897,603
Dominion Resources Inc.	45,878	1,990,646
Duke Energy Corp.	100,007	1,831,128

Security	Shares	Value
Edison International	23,798	$1,241,542
FirstEnergy Corp.	24,308	1,838,657
PG&E Corp.	28,291	1,131,640
Southern Co. (The)	60,452	2,250,628

		13,324,793

ELECTRONICS – 0.56%
Tyco Electronics Ltd.	38,896	1,455,099

		1,455,099

ENVIRONMENTAL CONTROL – 0.55%
Waste Management Inc.	39,394	1,422,123

		1,422,123

FOOD – 2.68%
Campbell Soup Co.	18,922	658,486
General Mills Inc.	26,790	1,618,116
H.J. Heinz Co.	23,842	1,121,289
Kraft Foods Inc.	112,761	3,566,630

		6,964,521

FOREST PRODUCTS & PAPER – 0.75%
International Paper Co.	34,284	897,212
Weyerhaeuser Co.	16,665	1,064,560

		1,961,772

GAS – 0.40%
Sempra Energy	18,337	1,039,158

		1,039,158

HEALTH CARE - PRODUCTS – 0.71%
Covidien Ltd.	39,417	1,840,380

		1,840,380

HOUSEHOLD PRODUCTS & WARES – 0.83%
Kimberly-Clark Corp.	33,878	2,167,853

		2,167,853

INSURANCE – 9.24%
ACE Ltd.	25,943	1,564,103
Allstate Corp. (The)	44,608	2,246,459
American International Group Inc.	177,491	8,200,084
Chubb Corp.	29,541	1,564,787
Hartford Financial Services Group Inc. (The)	25,224	1,797,714
Lincoln National Corp.	21,574	1,159,818
Loews Corp.	35,723	1,504,296
MetLife Inc.	34,513	2,100,116
Progressive Corp. (The)	50,443	917,558

24	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

April 30, 2008

Security	Shares	Value
Travelers Companies Inc. (The)	49,375	$2,488,500
XL Capital Ltd. Class A	14,187	494,984

		24,038,419

IRON & STEEL – 0.61%
Nucor Corp.	20,874	1,575,987

		1,575,987

MANUFACTURING – 0.70%
Tyco International Ltd.	38,674	1,809,556

		1,809,556

MEDIA – 0.42%
CBS Corp. Class A	1,083	25,050
CBS Corp. Class B	46,465	1,071,948

		1,096,998

OIL & GAS – 28.36%
Chevron Corp.	165,450	15,908,018
ConocoPhillips	115,150	9,920,173
Exxon Mobil Corp.	428,786	39,907,113
Marathon Oil Corp.	56,533	2,576,209
Occidental Petroleum Corp.	65,534	5,453,084

		73,764,597

PHARMACEUTICALS – 5.63%
Eli Lilly and Co.	77,061	3,709,717
Pfizer Inc.	544,130	10,942,454

		14,652,171

RETAIL – 2.11%
Gap Inc. (The)	42,634	793,845
Home Depot Inc.	133,868	3,855,398
Macy’s Inc.	33,463	846,279

		5,495,522

SAVINGS & LOANS – 0.33%
Washington Mutual Inc.	68,851	846,179

		846,179

TELECOMMUNICATIONS – 10.80%
AT&T Inc.	480,867	18,614,362
Qwest Communications International Inc.	114,672	591,708
Verizon Communications Inc.	230,941	8,886,610

		28,092,680

TOTAL COMMON STOCKS (Cost: $ 283,442,263)		259,932,418

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.18%

MONEY MARKET FUNDS – 0.18%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.85%[c,d]	157,956	$157,956
BGI Cash Premier Fund LLC 2.90%[c,d,e]	302,289	302,289

		460,245

TOTAL SHORT-TERM INVESTMENTS (Cost: $ 460,245)		460,245

TOTAL INVESTMENTS IN SECURITIES – 100.11% (Cost: $ 283,902,508)		260,392,663

Other Assets, Less Liabilities – (0.11)%		(275,258)

NET ASSETS – 100.00%		$260,117,405

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral.
See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments

iSHARES® MORNINGSTAR MID CORE INDEX FUND

April 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.90%

ADVERTISING – 0.46%
Interpublic Group of Companies Inc. (The)[a,b]	58,964	$533,624
R.H. Donnelley Corp.[a,b]	8,891	42,588

		576,212

AEROSPACE & DEFENSE – 2.58%
Alliant Techsystems Inc.[a]	4,193	461,146
Goodrich Corp.	15,755	1,073,703
L-3 Communications Holdings Inc.	15,469	1,724,020

		3,258,869

AIRLINES – 1.15%
Southwest Airlines Co.	92,998	1,231,294
UAL Corp.	14,593	217,436

		1,448,730

APPAREL – 0.24%
Phillips-Van Heusen Corp.	7,151	301,844

		301,844

AUTO MANUFACTURERS – 0.30%
Oshkosh Corp.	9,282	376,849

		376,849

AUTO PARTS & EQUIPMENT – 0.85%
BorgWarner Inc.	14,822	728,501
WABCO Holdings Inc.	7,087	338,475

		1,066,976

BEVERAGES – 1.24%
Brown-Forman Corp. Class B	7,352	500,083
Molson Coors Brewing Co. Class B	19,337	1,060,441

		1,560,524

BIOTECHNOLOGY – 1.09%
Alexion Pharmaceuticals Inc.[a]	4,640	326,563
Charles River Laboratories International Inc.[a]	8,532	495,283
Invitrogen Corp.[a,b]	5,909	552,905

		1,374,751

BUILDING MATERIALS – 0.81%
Trane Inc.	22,012	1,023,778

		1,023,778

Security	Shares	Value
CHEMICALS – 3.90%
Airgas Inc.	8,885	$427,635
CF Industries Holdings Inc.	6,265	837,630
Cytec Industries Inc.	5,224	308,268
FMC Corp.	9,129	573,119
Huntsman Corp.	11,986	269,565
International Flavors & Fragrances Inc.	9,382	427,913
Rockwood Holdings Inc.[a]	3,148	116,193
Sherwin-Williams Co. (The)	13,059	722,424
Sigma-Aldrich Corp.	14,005	798,565
Terra Industries Inc.[a]	11,455	433,686

		4,914,998

COAL – 0.43%
Massey Energy Co.	10,279	537,900

		537,900

COMMERCIAL SERVICES – 3.70%
Career Education Corp.[a,b]	11,543	232,591
ChoicePoint Inc.[a]	8,514	411,652
Equifax Inc.	16,289	623,380
Hertz Global Holdings Inc.[a]	16,616	213,682
Hewitt Associates Inc. Class Aa	12,023	492,943
Manpower Inc.	10,078	676,536
Moody’s Corp.	27,898	1,031,110
SAIC Inc.[a]	20,875	396,625
Service Corp. International	35,065	389,572
Weight Watchers International Inc.	4,484	205,636

		4,673,727

COMPUTERS – 2.74%
Affiliated Computer Services Inc. Class Aa	11,213	593,953
Cadence Design Systems Inc.[a]	34,805	387,380
Diebold Inc.	8,301	325,399
DST Systems Inc.[a]	6,030	360,835
NCR Corp.[a]	22,300	549,249
Synopsys Inc.[a]	18,490	427,304
Western Digital Corp.[a]	27,906	808,995

		3,453,115

COSMETICS & PERSONAL CARE – 0.49%
Estee Lauder Companies Inc. (The) Class A	13,453	613,591

		613,591

26	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

April 30, 2008

Security	Shares	Value
DISTRIBUTION & WHOLESALE – 0.58%
W.W. Grainger Inc.	8,476	$734,954

		734,954

DIVERSIFIED FINANCIAL SERVICES – 1.89%
Federated Investors Inc. Class B	12,059	403,735
Jefferies Group Inc.	13,655	256,714
Legg Mason Inc.	16,650	1,003,662
Raymond James Financial Inc.	12,614	362,905
Waddell & Reed Financial Inc. Class A	10,488	355,124

		2,382,140

ELECTRIC – 2.59%
DPL Inc.	14,548	404,871
Mirant Corp.[a]	32,572	1,339,035
Reliant Energy Inc.[a]	43,804	1,127,515
Sierra Pacific Resources Corp.	29,235	398,473

		3,269,894

ELECTRICAL COMPONENTS & EQUIPMENT – 0.83%
Energizer Holdings Inc.[a]	7,270	574,766
Molex Inc.	8,377	237,739
Molex Inc. Class A	9,306	241,212

		1,053,717

ELECTRONICS – 2.33%
Applied Biosystems Group	21,306	679,874
Arrow Electronics Inc.[a]	15,548	423,061
Avnet Inc.[a]	18,904	495,096
AVX Corp.	6,550	86,263
Gentex Corp.	18,119	338,463
Jabil Circuit Inc.	22,900	249,152
PerkinElmer Inc.	14,948	397,019
Thomas & Betts Corp.[a]	7,321	274,245

		2,943,173

ENGINEERING & CONSTRUCTION – 2.10%
Foster Wheeler Ltd.[a]	18,255	1,162,661
KBR Inc.	21,160	610,254
Shaw Group Inc. (The)[a]	9,715	480,115
URS Corp.[a]	9,988	402,916

		2,655,946

ENVIRONMENTAL CONTROL – 1.20%
Allied Waste Industries Inc.[a]	36,063	445,739
Nalco Holding Co.	18,195	418,303
Republic Services Inc.	20,346	646,799

		1,510,841

Security	Shares	Value
FOOD – 0.99%
Hershey Co. (The)	19,766	$738,853
McCormick & Co. Inc. NVS	13,517	510,807

		1,249,660

FOREST PRODUCTS & PAPER – 0.45%
MeadWestvaco Corp.	21,812	573,656

		573,656
GAS – 0.45%
Energen Corp.	8,289	565,641

		565,641

HAND & MACHINE TOOLS – 0.58%
Kennametal Inc.	9,757	339,251
Lincoln Electric Holdings Inc.	5,120	390,656

		729,907

HEALTH CARE - PRODUCTS – 1.20%
Beckman Coulter Inc.	7,985	545,375
DENTSPLY International Inc.	17,917	696,434
Kinetic Concepts Inc.[a]	6,769	268,459

		1,510,268

HEALTH CARE - SERVICES – 3.27%
Brookdale Senior Living Inc.	5,020	131,424
Community Health Systems Inc.[a]	12,281	460,906
Coventry Health Care Inc.[a]	19,619	877,558
Health Net Inc.[a]	14,084	412,520
Laboratory Corp. of America Holdings[a]	14,025	1,060,570
Lincare Holdings Inc.[a]	9,182	223,490
Quest Diagnostics Inc.	19,115	959,191

		4,125,659

HOME BUILDERS – 0.41%
NVR Inc.[a,b]	606	371,781
Thor Industries Inc.	4,860	147,355

		519,136

HOUSEHOLD PRODUCTS & WARES – 2.44%
Church & Dwight Co. Inc.	8,408	477,743
Clorox Co. (The)	17,524	928,772
Fortune Brands Inc.	19,311	1,305,810
Jarden Corp.[a,b]	8,690	185,271
Scotts Miracle-Gro Co. (The) Class A	5,408	179,221

		3,076,817

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

April 30, 2008

Security	Shares	Value
INSURANCE – 0.84%
Alleghany Corp.[a]	664	$228,748
Markel Corp.[a]	1,267	550,385
Philadelphia Consolidated Holding Corp.[a]	7,580	279,550

		1,058,683

INTERNET – 1.34%
Check Point Software Technologies Ltd.[a]	22,080	521,530
Expedia Inc.[a]	26,534	670,249
IAC/InterActiveCorp[a]	24,244	504,518

		1,696,297

IRON & STEEL – 2.29%
AK Steel Holding Corp.	14,034	881,055
Carpenter Technology Corp.	6,187	317,269
Cleveland-Cliffs Inc.	5,232	839,213
Steel Dynamics Inc.	24,282	846,228

		2,883,765

LODGING – 1.53%
Boyd Gaming Corp.	7,251	135,956
Choice Hotels International Inc.	4,263	147,031
Starwood Hotels & Resorts Worldwide Inc.	22,348	1,166,789
Wyndham Worldwide Corp.	22,435	481,904

		1,931,680

MACHINERY – 3.85%
Cummins Inc.	23,177	1,452,039
Flowserve Corp.	7,223	896,302
Graco Inc.	7,860	325,483
IDEX Corp.	10,153	372,514
Rockwell Automation Inc.	16,890	915,945
Terex Corp.[a]	12,926	900,684

		4,862,967

MANUFACTURING – 5.85%
AptarGroup Inc.	8,091	357,218
Donaldson Co. Inc.	8,822	384,110
Dover Corp.	24,370	1,205,584
Harsco Corp.	10,547	625,753
ITT Industries Inc.	22,976	1,470,464

Security	Shares	Value
Pall Corp.	15,346	$533,580
Parker Hannifin Corp.	21,266	1,698,090
SPX Corp.	6,598	811,554
Trinity Industries Inc.	9,913	301,355

		7,387,708

MEDIA – 0.88%
E.W. Scripps Co. Class A	10,222	459,070
Meredith Corp.	4,794	155,374
Washington Post Co. (The) Class B	751	492,356

		1,106,800

MINING – 0.62%
Vulcan Materials Co.	11,380	783,172

		783,172

OFFICE FURNISHINGS – 0.07%
Steelcase Inc. Class A	8,108	89,837

		89,837

OIL & GAS – 7.22%
Helmerich & Payne Inc.	12,171	654,191
Murphy Oil Corp.	22,335	2,017,744
Nabors Industries Ltd.[a]	35,632	1,337,625
Newfield Exploration Co.[a]	16,295	990,084
Noble Energy Inc.	21,564	1,876,068
Pioneer Natural Resources Co.	15,030	867,682
Rowan Companies Inc.	14,057	548,082
St. Mary Land & Exploration Co.	7,845	342,983
Tesoro Corp.	17,430	438,190
Western Refining Inc.[b]	3,689	36,927

		9,109,576

OIL & GAS SERVICES – 1.31%
BJ Services Co.	37,221	1,052,238
Global Industries Ltd.[a]	10,907	174,076
Tidewater Inc.	6,598	430,322

		1,656,636

PACKAGING & CONTAINERS – 1.27%
Ball Corp.	12,238	658,160
Crown Holdings Inc.[a]	20,206	542,329
Pactiv Corp.[a]	16,705	397,412

		1,597,901

28	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

April 30, 2008

Security	Shares	Value
PHARMACEUTICALS – 3.82%
AmerisourceBergen Corp.	20,743	$841,129
Barr Pharmaceuticals Inc.[a]	13,603	683,279
Forest Laboratories Inc.[a]	39,399	1,367,539
Hospira Inc.[a]	19,748	812,630
Mylan Inc.	38,633	508,797
NBTY Inc.[a]	7,513	211,491
Watson Pharmaceuticals Inc.[a]	12,906	400,602

		4,825,467

PIPELINES – 1.84%
Equitable Resources Inc.	14,580	967,675
Questar Corp.	21,795	1,351,944

		2,319,619

REAL ESTATE – 1.33%
CB Richard Ellis Group Inc. Class Aa	25,703	594,253
Forest City Enterprises Inc. Class A	8,083	298,586
Jones Lang LaSalle Inc.	3,980	308,888
St. Joe Co. (The)[b]	11,701	475,880

		1,677,607

REAL ESTATE INVESTMENT TRUSTS – 10.07%
AMB Property Corp.	12,542	724,300
AvalonBay Communities Inc.	9,764	973,959
BRE Properties Inc. Class A	6,461	309,805
Camden Property Trust	6,611	349,788
CapitalSource Inc.	22,139	311,053
Developers Diversified Realty Corp.	15,104	648,717
Douglas Emmett Inc.	13,478	320,237
Duke Realty Corp.	18,408	449,523
Equity Residential	34,274	1,423,056
Essex Property Trust Inc.	3,180	378,420
Federal Realty Investment Trust	7,422	609,717
HCP Inc.	27,407	978,430
Hospitality Properties Trust	11,828	380,034
Host Hotels & Resorts Inc.[b]	64,894	1,116,177
Kimco Realty Corp.	27,852	1,111,573
Realty Income Corp.[b]	12,754	335,558
Regency Centers Corp.	8,695	622,301
Taubman Centers Inc.	6,647	376,685
UDR Inc.	17,181	434,336
Ventas Inc.	17,500	849,800

		12,703,469

Security	Shares	Value
RETAIL – 5.19%
Advance Auto Parts Inc.	11,858	$411,235
American Eagle Outfitters Inc.	23,529	432,228
AutoZone Inc.[a]	5,374	648,910
Bed Bath & Beyond Inc.[a]	33,276	1,081,470
Big Lots Inc.[a,b]	11,343	306,601
Burger King Holdings Inc.	6,867	191,589
DollarTree Inc.[a]	11,536	364,538
Nordstrom Inc.	23,904	842,855
Rite Aid Corp.[a,b]	67,655	182,668
Ross Stores Inc.	17,074	571,808
Saks Inc.[a]	15,857	206,300
Tiffany & Co.	16,054	698,991
Wendy’s International Inc.	11,044	320,276
Williams-Sonoma Inc.[b]	10,785	284,724

		6,544,193

SAVINGS & LOANS – 0.41%
People’s United Financial Inc.	21,239	360,426
TFS Financial Corp.	12,481	152,643

		513,069

SEMICONDUCTORS – 4.11%
Analog Devices Inc.	37,289	1,201,079
Integrated Device Technology Inc.[a]	22,905	244,854
International Rectifier Corp.[a]	9,056	206,115
Linear Technology Corp.	26,230	917,001
Microchip Technology Inc.	24,051	883,874
Micron Technology Inc.[a]	95,290	735,639
National Semiconductor Corp.	32,221	656,986
ON Semiconductor Corp.[a]	46,416	346,728

		5,192,276

SOFTWARE – 3.10%
BMC Software Inc.[a]	24,282	844,042
Compuware Corp.[a]	35,661	268,884
Fidelity National Information Services Inc.	24,486	882,965
Fiserv Inc.[a]	20,968	1,059,932
IMS Health Inc.	23,002	569,299
Sybase Inc.[a]	9,891	290,993

		3,916,115

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

April 30, 2008

Security	Shares	Value
TELECOMMUNICATIONS – 0.76%
Anixter International Inc.[a]	3,983	$226,911
Telephone and Data Systems Inc.	6,627	253,814
Telephone and Data Systems Inc. Special	6,588	238,815
Tellabs Inc.[a]	47,547	245,343

		964,883

TEXTILES – 0.39%
Cintas Corp.	16,637	492,622

		492,622

TRANSPORTATION – 0.28%
J.B. Hunt Transport Services Inc.	10,531	357,738

		357,738

WATER – 0.24%
Aqua America Inc.	16,650	306,859

		306,859

TOTAL COMMON STOCKS
(Cost: $124,090,875)		126,062,212

SHORT-TERM INVESTMENTS – 2.20%

MONEY MARKET FUNDS – 2.20%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.85%[c,d]	107,048	107,048
BGI Cash Premier Fund LLC 2.90%[c,d,e]	2,665,168	2,665,168

		2,772,216

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,772,216)		2,772,216

TOTAL INVESTMENTS IN SECURITIES – 102.10% (Cost: $126,863,091)		128,834,428

Other Assets, Less Liabilities – (2.10)%		(2,650,973)

NET ASSETS – 100.00%		$126,183,455

NVS - Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See
Note 5.

See notes to financial statements.

30	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

April 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.91%

ADVERTISING – 0.35%
Clear Channel Outdoor Holdings Inc. Class Aa	20,213	$384,451
Lamar Advertising Co.[a,b]	33,042	1,306,481

		1,690,932

AEROSPACE & DEFENSE – 1.41%
BE Aerospace Inc.[a]	45,147	1,822,133
Rockwell Collins Inc.	79,759	5,033,590

		6,855,723

APPAREL – 0.65%
Crocs Inc.[a,b]	38,678	394,902
Guess? Inc.	26,685	1,021,502
Polo Ralph Lauren Corp.	28,559	1,773,799

		3,190,203

BEVERAGES – 0.26%
Hansen Natural Corp.[a,b]	35,943	1,272,023

		1,272,023

BIOTECHNOLOGY – 2.12%
Illumina Inc.[a,b]	26,887	2,094,228
Millennium Pharmaceuticals Inc.[a]	156,708	3,897,328
Millipore Corp.[a]	26,630	1,866,763
PDL BioPharma Inc.[a]	57,134	757,597
Vertex Pharmaceuticals Inc.[a]	67,970	1,734,594

		10,350,510

BUILDING MATERIALS – 0.45%
Martin Marietta Materials Inc.[b]	20,237	2,213,523

		2,213,523

CHEMICALS – 1.10%
Albemarle Corp.	37,710	1,410,731
Ecolab Inc.	86,245	3,963,820

		5,374,551

COAL – 2.32%
Arch Coal Inc.	70,090	4,020,362
CONSOL Energy Inc.	89,876	7,276,361

		11,296,723

COMMERCIAL SERVICES – 5.04%
Alliance Data Systems Corp.[a]	38,373	2,202,994
Apollo Group Inc. Class Aa	66,635	3,391,721
Corporate Executive Board Co. (The)	17,504	762,649

Security	Shares	Value
Corrections Corp. of America[a]	59,641	$1,520,845
DeVry Inc.	30,312	1,727,784
Genpact Ltd.[a]	27,341	390,976
Interactive Data Corp.	17,728	478,301
Iron Mountain Inc.[a]	89,147	2,448,868
ITT Educational Services Inc.[a]	19,437	1,490,040
Monster Worldwide Inc.[a,b]	54,968	1,337,371
Morningstar Inc.[a]	7,326	424,761
Pharmaceutical Product Development Inc.	51,754	2,143,651
Quanta Services Inc.[a]	82,909	2,200,405
Robert Half International Inc.	78,010	1,848,837
Sotheby’s Holdings Inc. Class A	32,649	904,377
Strayer Education Inc.	7,135	1,324,898

		24,598,478

COMPUTERS – 3.44%
Brocade Communications Systems Inc.[a]	184,239	1,319,151
Cognizant Technology Solutions Corp.[a]	140,752	4,539,252
FactSet Research Systems Inc.	21,876	1,313,216
IHS Inc. Class Aa	17,071	1,127,540
MICROS Systems Inc.[a]	40,102	1,429,636
NetApp Inc.[a]	168,504	4,077,797
SanDisk Corp.[a]	109,785	2,974,076

		16,780,668

DISTRIBUTION & WHOLESALE – 0.68%
Fastenal Co.	68,124	3,325,132

		3,325,132

DIVERSIFIED FINANCIAL SERVICES – 3.96%
Affiliated Managers Group Inc.[a]	14,564	1,446,788
Eaton Vance Corp.	57,888	2,118,701
First Marblehead Corp. (The)	30,720	113,664
IntercontinentalExchange Inc.[a]	34,337	5,327,386
Janus Capital Group Inc.	80,604	2,261,748
MF Global Ltd.[a]	47,396	624,205
NASDAQ OMX Group Inc. (The)[a]	68,071	2,481,188
NYMEX Holdings Inc.	30,290	2,804,854
TD Ameritrade Holding Corp.[a]	118,608	2,146,805

		19,325,339

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

April 30, 2008

Security	Shares	Value
ELECTRIC – 2.30%
Allegheny Energy Inc.	81,869	$4,404,552
Dynegy Inc. Class Aa	197,230	1,700,123
NRG Energy Inc.[a,b]	115,758	5,087,564

		11,192,239

ELECTRICAL COMPONENTS & EQUIPMENT – 1.02%
AMETEK Inc.	51,898	2,518,091
Belden Inc.	22,031	743,326
General Cable Corp.[a,b]	25,516	1,709,572

		4,970,989

ELECTRONICS – 3.31%
Amphenol Corp. Class A	87,181	4,026,019
Dolby Laboratories Inc. Class Aa	24,504	983,836
FLIR Systems Inc.[a]	66,492	2,282,670
Itron Inc.[a]	14,911	1,387,916
Mettler-Toledo International Inc.[a]	17,600	1,676,576
National Instruments Corp.	28,605	841,559
Trimble Navigation Ltd.[a]	58,675	1,923,953
Waters Corp.[a]	48,891	3,004,841

		16,127,370

ENERGY - ALTERNATE SOURCES – 1.64%
Covanta Holding Corp.[a]	52,433	1,396,291
First Solar Inc.[a]	17,240	5,033,908
SunPower Corp. Class Aa,b	17,983	1,569,376

		7,999,575

ENGINEERING & CONSTRUCTION – 2.45%
AECOM Technology Corp.[a]	35,924	986,473
Jacobs Engineering Group Inc.[a]	58,743	5,071,283
McDermott International Inc.[a]	109,856	5,886,084

		11,943,840

ENTERTAINMENT – 0.71%
DreamWorks Animation SKG Inc. Class Aa	33,421	934,451
Penn National Gaming Inc.[a]	36,233	1,547,874
Scientific Games Corp. Class Aa,b	34,048	958,792

		3,441,117

ENVIRONMENTAL CONTROL – 0.47%
Stericycle Inc.[a]	43,198	2,305,909

		2,305,909

Security	Shares	Value
FOOD – 0.46%
Whole Foods Market Inc.	68,062	$2,221,544

		2,221,544

HEALTH CARE - PRODUCTS – 6.19%
C.R. Bard Inc.	49,279	4,640,603
Edwards Lifesciences Corp.[a]	27,749	1,537,850
Gen-Probe Inc.[a]	26,283	1,481,310
Henry Schein Inc.[a]	43,206	2,392,316
Hologic Inc.[a,b]	124,975	3,648,020
IDEXX Laboratories Inc.[a]	29,964	1,594,085
Intuitive Surgical Inc.[a]	18,707	5,411,187
Inverness Medical Innovations Inc.[a]	37,633	1,392,421
Patterson Companies Inc.[a]	63,255	2,163,321
ResMed Inc.[a]	37,831	1,631,273
TECHNE Corp.[a]	19,255	1,396,373
Varian Medical Systems Inc.[a]	61,774	2,895,965

		30,184,724

HEALTH CARE - SERVICES – 2.24%
Covance Inc.[a]	31,214	2,615,421
DaVita Inc.[a]	52,233	2,737,532
Humana Inc.[a]	83,312	3,981,480
Pediatrix Medical Group Inc.[a]	23,682	1,610,850

		10,945,283

HOLDING COMPANIES - DIVERSIFIED – 0.85%
Leucadia National Corp.	80,638	4,130,278

		4,130,278

HOME FURNISHINGS – 0.33%
Harman International Industries Inc.	29,537	1,207,177
Tempur-Pedic International Inc.[b]	35,258	391,716

		1,598,893

INSURANCE – 0.22%
Brown & Brown Inc.	55,570	1,066,944

		1,066,944

INTERNET – 3.37%
Akamai Technologies Inc.[a]	81,506	2,915,470
Blue Coat Systems Inc.[a]	18,927	399,549
Equinix Inc.[a,b]	15,421	1,394,367
F5 Networks Inc.[a]	41,390	936,656
HLTH Corp.[a]	89,106	990,859
McAfee Inc.[a]	79,452	2,641,779

32	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

April 30, 2008

Security	Shares	Value
Priceline.com Inc.[a,b]	16,773	$2,140,906
ValueClick Inc.[a]	49,059	978,727
VeriSign Inc.[a,b]	108,172	3,899,601
WebMD Health Corp. Class Aa,b	4,630	145,150

		16,443,064

IRON & STEEL – 0.66%
Allegheny Technologies Inc.	46,583	3,206,308

		3,206,308

MACHINERY – 2.57%
AGCO Corp.[a]	44,777	2,692,441
Bucyrus International Inc. Class A	18,013	2,268,377
Joy Global Inc.	52,897	3,927,602
Manitowoc Co. Inc. (The)	63,739	2,410,609
Zebra Technologies Corp. Class Aa	33,314	1,224,289

		12,523,318

MANUFACTURING – 0.82%
Brink’s Co. (The)	18,028	1,311,537
Roper Industries Inc.	43,317	2,690,852

		4,002,389

MEDIA – 1.94%
Cablevision Systems Corp.[a]	112,449	2,586,327
Discovery Holding Co. Class Aa	131,198	3,038,546
Gemstar-TV Guide International Inc.[a]	113,224	456,293
Sirius Satellite Radio Inc.[a,b]	649,862	1,670,145
XM Satellite Radio Holdings Inc. Class Aa	154,411	1,721,683

		9,472,994

MINING – 0.13%
Titanium Metals Corp.	43,058	656,204

		656,204

OIL & GAS – 9.17%
Atwood Oceanics Inc.[a]	13,452	1,354,482
Cabot Oil & Gas Corp.	47,604	2,712,000
CNX Gas Corp.[a]	13,941	572,139
Continental Resources Inc.[a]	21,977	944,352
Denbury Resources Inc.[a]	119,586	3,654,548
ENSCO International Inc.	70,932	4,520,496
Holly Corp.	22,563	935,913
Petrohawk Energy Corp.[a]	91,839	2,171,074

Security	Shares	Value
Plains Exploration & Production Co.[a]	54,796	$3,412,695
Pride International Inc.[a]	81,128	3,443,884
Quicksilver Resources Inc.[a]	54,389	2,256,600
Range Resources Corp.	72,701	4,825,892
SandRidge Energy Inc.[a]	14,461	653,348
Southwestern Energy Co.[a]	167,413	7,083,244
Ultra Petroleum Corp.[a]	74,393	6,179,826

		44,720,493

OIL & GAS SERVICES – 5.55%
Cameron International Corp.[a]	106,466	5,241,321
Core Laboratories NVa	11,364	1,423,682
Dresser-Rand Group Inc.[a]	41,804	1,528,772
Exterran Holdings Inc.[a]	32,287	2,156,449
FMC Technologies Inc.[a]	63,582	4,272,710
Helix Energy Solutions Group Inc.[a]	40,785	1,409,122
Oceaneering International Inc.[a]	26,579	1,774,946
Smith International Inc.	97,908	7,490,941
Superior Energy Services Inc.[a]	39,350	1,746,353

		27,044,296

PACKAGING & CONTAINERS – 0.15%
Greif Inc. Class A	11,558	746,647

		746,647

PHARMACEUTICALS – 2.46%
Amylin Pharmaceuticals Inc.[a,b]	66,073	1,822,293
APP Pharmaceuticals Inc.[a]	12,076	157,713
BioMarin Pharmaceutical Inc.[a,b]	46,919	1,710,667
Cephalon Inc.[a]	33,146	2,068,642
Endo Pharmaceuticals Holdings Inc.[a]	65,080	1,615,936
ImClone Systems Inc.[a]	30,074	1,402,952
Sepracor Inc.[a]	54,943	1,184,022
VCA Antech Inc.[a]	40,667	1,316,391
Warner Chilcott Ltd. Class Aa	41,536	714,835

		11,993,451

REAL ESTATE INVESTMENT TRUSTS – 2.00%
Alexandria Real Estate Equities Inc.	15,676	1,646,450
Digital Realty Trust Inc.[b]	29,192	1,131,190
Macerich Co. (The)	35,499	2,596,042
Nationwide Health Properties Inc.	46,831	1,686,853
SL Green Realty Corp.	28,970	2,688,416

		9,748,951

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

April 30, 2008

Security	Shares	Value
RETAIL – 4.11%
Abercrombie & Fitch Co. Class A	42,668	$3,170,659
CarMax Inc.[a,b]	105,848	2,196,346
Chipotle Mexican Grill Inc. Class Aa,b	7,044	691,228
Chipotle Mexican Grill Inc. Class Ba	8,994	764,220
Copart Inc.[a]	32,323	1,321,041
Dick’s Sporting Goods Inc.[a]	41,133	1,176,404
GameStop Corp. Class Aa	73,681	4,055,402
MSC Industrial Direct Co. Inc. Class A	23,360	1,139,034
O’Reilly Automotive Inc.[a]	56,201	1,622,523
PetSmart Inc.	62,961	1,409,067
Under Armour Inc. Class Aa,b	16,219	540,579
Urban Outfitters Inc.[a]	57,592	1,972,526

		20,059,029

SAVINGS & LOANS – 0.93%
Hudson City Bancorp Inc.	235,905	4,512,863

		4,512,863

SEMICONDUCTORS – 5.19%
Altera Corp.	150,443	3,201,427
Atmel Corp.[a]	204,125	759,345
Cypress Semiconductor Corp.[a]	77,940	2,191,673
Intersil Corp. Class A	61,879	1,653,407
KLA-Tencor Corp.	88,147	3,850,261
Lam Research Corp.[a]	60,624	2,475,884
LSI Corp.[a]	346,448	2,147,978
Marvell Technology Group Ltd.[a]	228,271	2,956,109
Novellus Systems Inc.[a]	56,850	1,242,741
Varian Semiconductor Equipment Associates Inc.[a]	37,017	1,355,933
Xilinx Inc.	140,169	3,471,986

		25,306,744

SOFTWARE – 7.85%
Activision Inc.[a]	142,615	3,857,736
ANSYS Inc.[a]	37,835	1,522,102
Autodesk Inc.[a]	113,190	4,301,220
Cerner Corp.[a,b]	31,142	1,440,940
Citrix Systems Inc.[a]	90,709	2,970,720
Dun & Bradstreet Corp. (The)	27,759	2,340,084
Global Payments Inc.	38,546	1,706,046
Intuit Inc.[a]	151,210	4,078,134
MSCI Inc. Class Aa	7,607	235,969

Security	Shares	Value
NAVTEQ Corp.[a]	47,808	$3,547,832
Novell Inc.[a]	171,485	1,076,926
Nuance Communications Inc.[a]	85,175	1,727,349
Red Hat Inc.[a]	94,222	1,938,147
Salesforce.com Inc.[a]	48,880	3,261,762
SEI Investments Co.	69,157	1,609,283
Total System Services Inc.	96,365	2,293,487
VeriFone Holdings Inc. [a]	32,772	366,719

		38,274,456

TELECOMMUNICATIONS – 6.63%
Amdocs Ltd.[a]	95,421	2,994,311
Ciena Corp.[a]	42,516	1,437,466
Clearwire Corp. Class Aa,b	35,009	530,036
CommScope Inc.[a]	32,208	1,531,490
Crown Castle International Corp.[a]	138,445	5,378,588
Foundry Networks Inc.[a,b]	63,194	804,460
Harris Corp.	67,272	3,634,706
JDS Uniphase Corp.[a]	104,616	1,497,055
Leap Wireless International Inc.[a]	24,116	1,289,483
Level 3 Communications Inc.[a,b]	747,347	2,219,621
MetroPCS Communications Inc.[a]	89,368	1,755,188
NeuStar Inc. Class Aa	37,550	1,033,000
NII Holdings Inc. Class Ba	83,183	3,804,790
Polycom Inc.[a]	45,007	1,008,157
SBA Communications Corp.[a]	48,386	1,564,803
Time WarnerTelecom Inc. Class Aa,b	71,029	1,392,168
United States Cellular Corp.[a]	7,859	433,424

		32,308,746

TRANSPORTATION – 2.41%
C.H. Robinson Worldwide Inc.	83,107	5,209,147
Expeditors International Washington Inc.	104,345	4,861,434
Kansas City Southern Industries Inc.[a,b]	37,500	1,690,500

		11,761,081

TOTAL COMMON STOCKS (Cost: $481,992,708)		487,183,544

34	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

April 30, 2008

Security	Shares	Value
SHORT-TERM INVESTMENTS – 6.30%

MONEY MARKET FUNDS – 6.30%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.85%[c,d]	353,596	$353,596
BGI Cash Premier Fund LLC 2.90%[c,d,e]	30,375,960	30,375,960

		30,729,556

TOTAL SHORT-TERM INVESTMENTS
(Cost: $30,729,556)		30,729,556

TOTAL INVESTMENTS IN SECURITIES – 106.21% (Cost: $512,722,264)		517,913,100

Other Assets, Less Liabilities – (6.21)%		(30,284,563)

NET ASSETS – 100.00%		$487,628,537

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral.
See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

April 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.86%

AEROSPACE & DEFENSE – 0.34%
Spirit AeroSystems Holdings Inc. Class Aa	14,883	$434,137

		434,137

AGRICULTURE – 1.71%
Carolina Group	15,709	1,031,610
UST Inc.	21,736	1,131,794

		2,163,404

AIRLINES – 1.06%
AMR Corp.[a]	33,517	293,944
Continental Airlines Inc. Class Ba	14,266	256,503
Delta Air Lines Inc.[a]	42,391	360,747
Northwest Airlines Corp.[a]	33,958	328,034
US Airways Group Inc.[a]	12,257	105,288

		1,344,516

APPAREL – 1.33%
Hanesbrands Inc.[a]	13,943	488,284
Liz Claiborne Inc.	14,448	255,585
VF Corp.	12,655	941,279

		1,685,148

AUTO PARTS & EQUIPMENT – 1.11%
Goodyear Tire & Rubber Co. (The)[a]	34,920	935,158
Lear Corp.[a]	9,417	269,044
TRW Automotive Holdings Corp.[a]	7,739	197,809

		1,402,011

BANKS – 8.95%
Associated Banc-Corp.	17,309	489,325
Bank of Hawaii Corp.	7,058	386,990
BOK Financial Corp.	3,266	186,489
City National Corp.	5,757	279,330
Colonial BancGroup Inc. (The)	22,820	185,755
Comerica Inc.	21,942	762,046
Commerce Bancshares Inc.	9,864	429,084
Cullen/Frost Bankers Inc.	8,492	474,023
Discover Financial Services LLC	63,393	1,154,387
First Horizon National Corp.[b]	18,244	197,035
Huntington Bancshares Inc.	53,244	499,961
KeyCorp	54,318	1,310,693

Security	Shares	Value
M&T Bank Corp.	11,420	$1,064,687
Marshall & Ilsley Corp.	36,367	908,448
Popular Inc.	37,043	461,926
Synovus Financial Corp.	39,768	470,853
TCF Financial Corp.	17,422	303,143
UnionBanCal Corp.	7,770	408,003
Valley National Bancorp	17,585	337,456
Wilmington Trust Corp.	9,908	325,775
Zions Bancorporation	15,547	720,603

		11,356,012

BEVERAGES – 1.86%
Coca-Cola Enterprises Inc.	41,408	931,680
Constellation Brands Inc. Class Aa	27,826	510,885
Pepsi Bottling Group Inc.	19,961	672,885
PepsiAmericas Inc.	9,370	240,809

		2,356,259

BUILDING MATERIALS – 1.34%
Armstrong World Industries Inc.	2,612	92,961
Masco Corp.	53,034	965,749
Owens Corning[a]	12,852	271,306
USG Corp.[a,b]	10,519	371,426

		1,701,442

CHEMICALS – 5.09%
Ashland Inc.	8,137	431,424
Cabot Corp.	7,322	213,510
Celanese Corp. Class A	21,994	984,232
Eastman Chemical Co.	11,592	852,012
Lubrizol Corp.	9,965	581,159
PPG Industries Inc.	24,036	1,475,089
Rohm and Haas Co.	22,146	1,183,704
RPM International Inc.	17,605	392,592
Valhi Inc.	1,660	44,173
Valspar Corp. (The)	13,536	297,521

		6,455,416

COMMERCIAL SERVICES – 1.97%
Convergys Corp.[a]	18,951	297,910
H&R Block Inc.	47,364	1,035,851
R.R. Donnelley & Sons Co.	31,213	956,366
United Rentals Inc.[a]	11,333	213,514

		2,503,641

36	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

April 30, 2008

Security	Shares	Value
COMPUTERS – 2.21%
Computer Sciences Corp.[a]	23,053	$1,004,880
Electronic Data Systems Corp.	73,937	1,372,271
Lexmark International Inc. Class Aa	13,733	431,079

		2,808,230

COSMETICS & PERSONAL CARE – 0.25%
Alberto-Culver Co.	12,805	322,302

		322,302

DISTRIBUTION & WHOLESALE – 1.11%
Genuine Parts Co.	24,415	1,036,661
Ingram Micro Inc. Class Aa	22,002	374,254

		1,410,915

DIVERSIFIED FINANCIAL SERVICES – 1.21%
CIT Group Inc.	40,763	443,909
Countrywide Financial Corp.[b]	83,845	484,624
E*TRADE Financial Corp.[a,b]	60,600	241,188
Lazard Ltd. Class A	7,499	293,511
Student Loan Corp. (The)	576	73,256

		1,536,488

ELECTRIC – 10.43%
Alliant Energy Corp.	16,050	604,604
CenterPoint Energy Inc.	42,076	640,397
CMS Energy Corp.	32,557	474,681
DTE Energy Co.	23,787	958,854
Energy East Corp.	22,954	523,351
Great Plains Energy Inc.	12,480	319,987
IDACORP Inc.	6,535	211,995
Integrys Energy Group Inc.	11,112	532,154
MDU Resources Group Inc.	24,460	706,160
Northeast Utilities	22,314	587,304
NSTAR	14,417	464,372
OGE Energy Corp.	13,298	434,712
Pepco Holdings Inc.	29,095	724,756
Pinnacle West Capital Corp.	14,409	489,041
Progress Energy Inc.	37,390	1,570,006
Puget Energy Inc.	17,016	463,005
SCANA Corp.	15,297	603,161
TECO Energy Inc.	30,317	485,375
Westar Energy Inc.	14,517	336,649
Wisconsin Energy Corp.	16,993	806,488
Xcel Energy Inc.	62,294	1,295,715

		13,232,767

Security	Shares	Value
ELECTRICAL COMPONENTS & EQUIPMENT – 0.25%
Hubbell Inc. Class B	7,207	$322,369

		322,369

ELECTRONICS – 0.19%
Vishay Intertechnology Inc.[a]	24,971	235,976

		235,976

ENTERTAINMENT – 0.32%
International Speedway Corp. Class A	4,323	183,382
Regal Entertainment Group Class A	11,391	215,973

		399,355

FOOD – 5.76%
ConAgra Foods Inc.	71,304	1,679,922
Corn Products International Inc.	10,748	498,492
Dean Foods Co.[a]	21,842	507,608
Hormel Foods Corp.	10,658	420,032
J.M. Smucker Co. (The)	8,299	413,954
Sara Lee Corp.	103,477	1,501,451
Smithfield Foods Inc.[a]	18,196	521,861
SUPERVALU Inc.	30,958	1,024,710
Tyson Foods Inc. Class A	41,522	739,092

		7,307,122

FOREST PRODUCTS & PAPER – 1.47%
Plum Creek Timber Co. Inc.	25,055	1,023,246
Rayonier Inc.	11,245	472,627
Smurfit-Stone Container Corp.[a]	36,855	200,123
Temple-Inland Inc.	14,211	165,842

		1,861,838

GAS – 1.76%
AGL Resources Inc.	11,336	385,424
Atmos Energy Corp.	12,870	356,242
NiSource Inc.	39,804	712,492
Southern Union Co.	14,626	374,718
UGI Corp.	15,259	396,734

		2,225,610

HAND & MACHINE TOOLS – 1.29%
Black & Decker Corp. (The)	8,852	580,957
Snap-On Inc.	8,429	499,924
Stanley Works (The)	11,371	548,537

		1,629,418

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

April 30, 2008

Security	Shares	Value
HEALTH CARE - PRODUCTS – 0.18%
Hill-Rom Holdings Inc.	8,978	$225,617

		225,617

HEALTH CARE - SERVICES – 0.35%
Universal Health Services Inc. Class B	6,983	437,415

		437,415

HOME BUILDERS – 1.91%
Centex Corp.	17,649	367,452
D.R. Horton Inc.	39,698	614,922
KB Home	11,243	252,968
Lennar Corp. Class A	18,736	345,117
Lennar Corp. Class B	1,591	26,649
Pulte Homes Inc.	30,583	398,802
Toll Brothers Inc.[a]	18,586	420,787

		2,426,697

HOME FURNISHINGS – 0.63%
Whirlpool Corp.	11,030	802,763

		802,763

HOUSEHOLD PRODUCTS & WARES – 0.52%
Avery Dennison Corp.	13,685	659,480

		659,480

HOUSEWARES – 0.66%
Newell Rubbermaid Inc.	40,582	833,148

		833,148

INSURANCE – 15.09%
Allied World Assurance Holdings Ltd.	7,037	290,136
Ambac Financial Group Inc.	41,593	192,576
American Financial Group Inc.	9,886	271,074
Aon Corp.	39,151	1,777,064
Arch Capital Group Ltd.[a]	6,329	447,144
Arthur J. Gallagher & Co.	13,376	328,648
Aspen Insurance Holdings Ltd.	10,776	280,068
Assurant Inc.	14,312	930,280
Axis Capital Holdings Ltd.	20,357	690,306
Cincinnati Financial Corp.	22,448	805,883
CNA Financial Corp.	4,273	114,559
Conseco Inc.[a]	27,401	319,222
Endurance Specialty Holdings Ltd.	7,856	291,693
Erie Indemnity Co. Class A	6,366	340,072
Everest Re Group Ltd.	9,181	829,503

Security	Shares	Value
Fidelity National Financial Inc.	31,334	$501,031
First American Corp.	11,767	385,958
Genworth Financial Inc. Class A	62,863	1,449,621
Hanover Insurance Group Inc. (The)	7,409	332,516
HCC Insurance Holdings Inc.	16,731	412,921
MBIA Inc.[b]	32,466	337,646
Mercury General Corp.	3,841	191,628
Nationwide Financial Services Inc. Class A	6,862	343,923
Odyssey Re Holdings Corp.	3,926	140,472
Old Republic International Corp.	33,573	481,773
PartnerRe Ltd.	8,078	597,610
Protective Life Corp.	10,112	430,973
Reinsurance Group of America Inc.	4,255	221,175
RenaissanceRe Holdings Ltd.	8,886	457,096
Safeco Corp.	13,035	869,956
StanCorp Financial Group Inc.	7,190	368,416
Torchmark Corp.	13,473	872,242
Transatlantic Holdings Inc.	3,825	248,051
Unitrin Inc.	6,843	259,623
Unum Group	52,415	1,216,552
W.R. Berkley Corp.	22,437	576,407
White Mountains Insurance Group Ltd.	1,129	537,517

		19,141,335

IRON & STEEL – 2.55%
Reliance Steel & Aluminum Co.	9,590	582,880
United States Steel Corp.	17,219	2,650,865

		3,233,745

LEISURE TIME – 0.49%
Royal Caribbean Cruises Ltd.	19,520	622,688

		622,688

MANUFACTURING – 2.02%
Carlisle Companies Inc.	8,871	256,194
Crane Co.	7,583	310,448
Eastman Kodak Co.	41,678	745,619
Leggett & Platt Inc.	24,341	404,061
Pentair Inc.	14,496	533,888
Teleflex Inc.	5,665	312,085

		2,562,295

38	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

April 30, 2008

Security	Shares	Value
MEDIA – 1.10%
Gannett Co. Inc.	33,386	$955,507
Idearc Inc.	20,928	69,062
New York Times Co. (The) Class Ab	18,700	364,650

		1,389,219

METAL FABRICATE & HARDWARE – 0.73%
Commercial Metals Co.	16,986	528,944
Timken Co. (The)	11,005	397,831

		926,775

OFFICE & BUSINESS EQUIPMENT – 0.90%
Pitney Bowes Inc.	31,540	1,138,909

		1,138,909

OIL & GAS – 2.53%
Cimarex Energy Co.	12,007	748,036
Forest Oil Corp.[a]	11,323	667,264
Frontier Oil Corp.	15,032	373,545
Patterson-UTI Energy Inc.	22,513	629,013
Sunoco Inc.	17,080	792,683

		3,210,541

PACKAGING & CONTAINERS – 2.30%
Bemis Co. Inc.	14,591	383,743
Owens-Illinois Inc.[a]	21,255	1,172,213
Packaging Corp. of America	13,509	296,928
Sealed Air Corp.	23,426	592,444
Sonoco Products Co.	14,446	475,996

		2,921,324

PHARMACEUTICALS – 0.54%
King Pharmaceuticals Inc.[a]	35,099	329,580
Omnicare Inc.	17,613	358,425

		688,005

PIPELINES – 2.33%
El Paso Corp.	102,510	1,757,021
National Fuel Gas Co.	10,206	522,343
ONEOK Inc.	14,112	679,069

		2,958,433

REAL ESTATE INVESTMENT TRUSTS – 3.05%
Annaly Capital Management Inc.	65,851	1,103,662
Apartment Investment and Management Co. Class A	13,882	513,356

Security	Shares	Value
Health Care REIT Inc.	12,874	$623,745
iStar Financial Inc.[b]	19,497	375,317
Liberty Property Trust[b]	13,298	465,829
Mack-Cali Realty Corp.[b]	9,540	372,251
Weingarten Realty Investors[b]	11,291	416,525

		3,870,685

RETAIL – 3.90%
AutoNation Inc.[a]	19,297	308,945
Barnes & Noble Inc.	7,162	231,189
Brinker International Inc.	14,714	333,861
Darden Restaurants Inc.	19,114	680,076
Family Dollar Stores Inc.	19,272	412,421
J.C. Penney Co. Inc.	28,327	1,203,898
Limited Brands Inc.	43,783	810,861
Office Depot Inc.[a]	39,613	502,293
OfficeMax Inc.	10,861	198,430
RadioShack Corp.	19,029	264,503

		4,946,477

SAVINGS & LOANS – 1.31%
Astoria Financial Corp.	12,887	305,422
Capitol Federal Financial	3,098	119,893
New York Community Bancorp Inc.	47,020	877,863
Sovereign Bancorp Inc.	48,019	358,702

		1,661,880

SEMICONDUCTORS – 0.38%
Advanced Micro Devices Inc.[a,b]	80,570	480,197

		480,197

SOFTWARE – 0.29%
Broadridge Financial Solutions Inc.	20,067	373,648

		373,648

TELECOMMUNICATIONS – 2.61%
CenturyTel Inc.	16,038	520,433
Citizens Communications Co.	47,595	510,218
Embarq Corp.	22,164	921,357
Virgin Media Inc.	42,463	547,773
Windstream Corp.	69,346	814,122

		3,313,903

TEXTILES – 0.48%
Mohawk Industries Inc.[a,b]	7,932	604,339

		604,339

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

April 30, 2008

Security	Shares	Value
TOYS, GAMES & HOBBIES – 1.30%
Hasbro Inc.	18,603	$661,523
Mattel Inc.	52,549	985,294

		1,646,817

TRANSPORTATION – 0.70%
Overseas Shipholding Group Inc.	4,102	308,717
Ryder System Inc.	8,428	577,065

		885,782

TOTAL COMMON STOCKS (Cost: $145,918,922)		126,656,493

SHORT-TERM INVESTMENTS – 2.60%

MONEY MARKET FUNDS – 2.60%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.85%[c,d]	44,088	44,088
BGI Cash Premier Fund LLC 2.90%[c,d,e]	3,251,003	3,251,003

		3,295,091

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,295,091)		3,295,091

TOTAL INVESTMENTS IN SECURITIES – 102.46% (Cost: $149,214,013)		129,951,584

Other Assets, Less Liabilities – (2.46)%		(3,125,650)

NET ASSETS – 100.00%		$126,825,934

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

40	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

April 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.96%

AEROSPACE & DEFENSE – 3.44%
AAR Corp.[a]	12,338	$288,709
DRS Technologies Inc.	13,444	839,443
Esterline Technologies Corp.[a]	9,573	532,833
GenCorp Inc.[a]	17,354	148,724
Kaman Corp.	8,031	217,640
Moog Inc. Class Aa	12,579	542,281
Teledyne Technologies Inc.[a]	10,670	626,649
Triumph Group Inc.	5,463	321,607

		3,517,886

AGRICULTURE – 0.19%
Vector Group Ltd.	11,383	196,129

		196,129

APPAREL – 2.78%
Carter’s Inc.[a]	16,656	235,516
Gymboree Corp.[a]	9,355	404,323
K-Swiss Inc. Class A	8,754	128,246
Quiksilver Inc.[a]	40,739	396,390
SKECHERS U.S.A. Inc. Class Aa	10,697	252,984
Timberland Co. Class Aa,b	16,181	236,243
Warnaco Group Inc. (The)[a]	15,051	694,453
Wolverine World Wide Inc.	17,104	491,569

		2,839,724

AUTO PARTS & EQUIPMENT – 0.79%
Aftermarket Technology Corp.[a]	7,103	162,730
CooperTire & Rubber Co.	19,486	256,046
Tenneco Inc.[a]	14,994	383,547

		802,323

BANKS – 3.22%
Boston Private Financial Holdings Inc.	11,924	110,893
East West Bancorp Inc.	20,580	293,059
First Charter Corp.	11,468	348,398
Frontier Financial Corp.[b]	15,358	245,728
Glacier Bancorp Inc.	17,068	351,259
PrivateBancorp Inc.[b]	9,376	318,690
SVB Financial Group[a]	10,864	528,642
UCBH Holdings Inc.	34,122	248,408
UMB Financial Corp.	10,124	502,555
Western Alliance Bancorporation[a,b]	7,763	99,133
Wintrust Financial Corp.	7,659	242,943

		3,289,708

Security	Shares	Value
BIOTECHNOLOGY – 1.18%
Bio-Rad Laboratories Inc. Class Aa	5,999	$500,017
Celera Group[a]	25,947	347,171
InterMune Inc.[a,b]	9,942	157,581
Seattle Genetics Inc.[a]	19,329	196,383

		1,201,152

BUILDING MATERIALS – 1.90%
Apogee Enterprises Inc.	9,475	211,387
Eagle Materials Inc.	14,420	523,158
Interline Brands Inc.[a]	9,806	189,746
Simpson Manufacturing Co. Inc.[b]	12,287	324,254
Texas Industries Inc.	8,941	692,123

		1,940,668

CHEMICALS – 3.48%
Arch Chemicals Inc.	7,909	269,460
Chemtura Corp.	78,490	543,151
Ferro Corp.	14,172	249,144
H.B. Fuller Co.	18,770	433,212
Hercules Inc.	38,102	716,318
Minerals Technologies Inc.	6,273	424,933
Olin Corp.	21,465	432,949
W.R. Grace & Co.[a]	19,186	486,557

		3,555,724

COMMERCIAL SERVICES – 5.14%
Aaron Rents Inc.	14,891	370,786
AMN Healthcare Services Inc.[a]	11,016	160,723
Cenveo Inc.[a]	16,275	167,144
Chemed Corp.	7,844	267,480
Consolidated Graphics Inc.[a]	3,613	210,168
Dollar Financial Corp.[a]	7,741	167,051
Dollar Thrifty Automotive Group Inc.[a]	6,578	86,764
DynCorp International Inc.[a]	8,172	146,687
Emergency Medical Services Corp. Class Aa	3,019	68,139
First Advantage Corp. Class Aa	2,821	57,859
Global Cash Access Inc.[a]	14,935	92,298
H&E Equipment Services Inc.[a]	6,028	79,027
Heidrick & Struggles International Inc.	5,760	172,397
Korn/Ferry International[a]	15,225	284,098
MAXIMUS Inc.	6,038	228,961
McGrath RentCorp	7,479	193,183
MPS Group Inc.[a]	33,031	354,423

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

April 30, 2008

Security	Shares	Value
Navigant Consulting Inc.[a]	15,576	$313,389
Pre-Paid Legal Services Inc.[a]	2,904	127,021
RSC Holdings Inc.[a,b]	15,793	145,927
Steiner Leisure Ltd.[a]	4,900	162,141
Stewart Enterprises Inc. Class A	28,924	197,551
TrueBlue Inc.[a]	14,350	182,675
Viad Corp.	6,361	200,117
Watson Wyatt Worldwide Inc.	13,883	813,821

		5,249,830

COMPUTERS – 2.09%
CACI International Inc. Class Aa	9,822	492,279
Echelon Corp.[a]	10,620	119,581
Electronics For Imaging Inc.[a]	18,604	268,270
Mentor Graphics Corp.[a]	29,464	296,702
MTS Systems Corp.	5,747	197,582
Palm Inc.[b]	32,221	185,593
Perot Systems Corp. Class Aa	29,339	458,862
Quantum Corp.[a]	66,402	116,203

		2,135,072

COSMETICS & PERSONAL CARE – 0.16%
Elizabeth Arden Inc.[a]	8,899	164,720

		164,720

DISTRIBUTION & WHOLESALE – 1.92%
Brightpoint Inc.[a]	16,327	149,555
Pool Corp.	15,583	340,177
ScanSource Inc.[a]	8,372	209,049
United Stationers Inc.[a]	8,193	361,229
Watsco Inc.	8,012	363,504
WESCO International Inc.[a]	14,503	539,657

		1,963,171

DIVERSIFIED FINANCIAL SERVICES – 1.79%
Calamos Asset Management Inc. Class A	7,045	126,458
CompuCredit Corp.[a,b]	10,385	83,911
FBR Capital Markets Corp.[a]	10,132	65,858
GAMCO Investors Inc. Class A	1,750	80,517
KBW Inc.[a,b]	9,517	225,934
Knight Capital Group Inc. Class Aa	31,857	596,044
National Financial Partners Corp.	12,718	342,369
Nelnet Inc. Class A	7,038	90,016
Portfolio Recovery Associates Inc.[b]	4,952	217,937

		1,829,044

Security	Shares	Value
ELECTRIC – 0.65%
El Paso Electric Co.[a]	15,115	$341,146
Empire District Electric Co. (The)	11,039	229,942
Pike Electric Corp.[a]	5,651	90,642

		661,730

ELECTRICAL COMPONENTS & EQUIPMENT – 1.23%
EnerSys Inc.[a]	13,675	319,995
GrafTech International Ltd.[a]	34,133	670,713
Littelfuse Inc.[a]	7,329	269,414

		1,260,122

ELECTRONICS – 2.90%
Benchmark Electronics Inc.[a]	23,614	419,857
Brady Corp. Class A	16,429	557,765
Checkpoint Systems Inc.[a]	13,048	338,335
Cubic Corp.	5,264	142,707
Orbotech Ltd.[a]	10,714	188,031
Plexus Corp.[a]	15,141	364,747
Technitrol Inc.	13,190	276,990
Woodward Governor Co.	19,083	670,386

		2,958,818

ENGINEERING & CONSTRUCTION – 1.37%
Dycom Industries Inc.[a]	13,429	193,109
EMCOR Group Inc.[a]	20,875	523,127
Granite Construction Inc.	11,313	388,036
Perini Corp.[a]	8,051	291,285

		1,395,557

ENTERTAINMENT – 0.17%
Churchill Downs Inc.	3,306	168,771

		168,771

ENVIRONMENTAL CONTROL – 1.36%
Mine Safety Appliances Co.	7,315	271,899
Tetra Tech Inc.[a]	18,896	399,272
Waste Connections Inc.[a]	22,419	718,977

		1,390,148

FOOD – 1.76%
Flowers Foods Inc.	27,649	715,833
Lance Inc.	10,104	211,780
Performance Food Group Co.[a]	10,668	356,951
Ralcorp Holdings Inc.[a]	8,491	518,291

		1,802,855

42	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

April 30, 2008

Security	Shares	Value
FOREST PRODUCTS & PAPER – 0.19%
Deltic Timber Corp.	3,720	$196,230

		196,230

HAND & MACHINE TOOLS – 0.44%
Baldor Electric Co.	13,805	447,282

		447,282

HEALTH CARE - PRODUCTS – 2.45%
Advanced Medical Optics Inc.[a,b]	19,358	406,518
CONMED Corp.[a]	9,169	233,993
Cooper Companies Inc. (The)	14,811	518,385
Steris Corp.	20,781	575,841
Vital Sign Inc.	2,659	139,145
Volcano Corp.[a]	10,678	126,321
West Pharmaceutical Services Inc.	10,799	506,581

		2,506,784

HEALTH CARE - SERVICES – 2.13%
AMERIGROUP Corp.[a]	17,122	445,001
AmSurg Corp.[a]	10,172	259,793
Centene Corp.[a]	14,208	261,001
Magellan Health Services Inc.[a]	12,800	493,952
Molina Healthcare Inc.[a]	4,596	114,119
WellCare Health Plans Inc.[a]	13,651	597,641

		2,171,507

HOLDING COMPANIES - DIVERSIFIED – 1.16%
Walter Industries Inc.	17,039	1,181,824

		1,181,824

HOME BUILDERS – 0.40%
Champion Enterprises Inc.[a]	24,955	257,536
Winnebago Industries Inc.[b]	9,634	155,011

		412,547

HOUSEHOLD PRODUCTS & WARES – 1.01%
ACCO Brands Corp.[a]	17,627	245,368
Tupperware Brands Corp.	19,863	782,602

		1,027,970

HOUSEWARES – 0.52%
Toro Co. (The)	12,551	532,037

		532,037

Security	Shares	Value
INSURANCE – 0.92%
AmTrust Financial Services Inc.	8,376	$130,247
Hilb Rogal & Hobbs Co.	11,980	346,581
PMI Group Inc. (The)	26,540	149,420
Tower Group Inc.	6,595	154,917
Universal American Corp.[a]	14,324	153,697

		934,862

INTERNET – 1.58%
Ariba Inc.[a]	27,743	329,309
Avocent Corp.[a]	16,323	318,462
CNET Networks Inc.[a]	46,077	357,097
NutriSystem Inc.[a,b]	10,616	213,169
Orbitz Worldwide Inc.[a]	14,188	112,795
Websense Inc.[a]	14,643	284,806

		1,615,638

LEISURE TIME – 0.27%
Callaway Golf Co.	20,009	274,924

		274,924

LODGING – 0.13%
Ameristar Casinos Inc.	7,707	132,329

		132,329

MACHINERY – 2.65%
Albany International Corp. Class A	8,595	311,998
Chart Industries Inc.[a]	9,011	366,207
Gardner Denver Inc.[a]	17,138	796,060
Nordson Corp.	10,047	593,074
Robbins & Myers Inc.	8,851	352,801
Sauer-Danfoss Inc.	3,629	104,769
Tennant Co.	5,458	186,282

		2,711,191

MANUFACTURING – 2.84%
Actuant Corp. Class A	18,176	615,621
Ameron International Corp.	2,740	270,712
Barnes Group Inc.	13,801	359,930
Ceradyne Inc.[a]	8,289	322,939
CLARCOR Inc.	16,717	701,445
Matthews International Corp. Class A	10,377	513,039
Myers Industries Inc.	9,204	115,786

		2,899,472

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

April 30, 2008

Security	Shares	Value
MEDIA – 0.92%
John Wiley & Sons Inc. Class A	15,778	$726,577
Lin TV Corp. Class Aa	8,930	89,479
World Wrestling Entertainment Inc.	6,817	120,320

		936,376

METAL FABRICATE & HARDWARE – 1.02%
CIRCOR International Inc.	5,437	261,900
Kaydon Corp.	9,246	484,213
Mueller Water Products Inc. Class A	9,620	77,441
Mueller Water Products Inc. Class B	28,021	222,487

		1,046,041

MINING – 1.00%
Coeur d’Alene Mines Corp.[a]	180,537	554,249
Royal Gold Inc.	9,166	259,306
Stillwater Mining Co.[a]	14,450	204,901

		1,018,456

OFFICE FURNISHINGS – 0.21%
Knoll Inc.	16,167	210,494

		210,494

OIL & GAS – 3.78%
Alon USA Energy Inc.	4,264	59,483
Berry Petroleum Co. Class A	11,737	581,216
Delek US Holdings Inc.	4,686	51,687
Encore Acquisition Co.[a]	16,675	760,880
Grey Wolf Inc.[a]	60,642	380,225
Mariner Energy Inc.[a]	26,301	724,856
Parker Drilling Co.[a]	36,612	293,628
Penn Virginia Corp.	12,313	646,432
W&T Offshore Inc.	8,873	362,906

		3,861,313

OIL & GAS SERVICES – 3.40%
Allis-Chalmers Energy Inc.[a]	9,441	151,339
Basic Energy Services Inc.[a]	7,791	180,751
Cal Dive International Inc.[a]	13,019	158,702
Complete Production Services Inc.[a]	13,978	377,546
Key Energy Services Inc.[a]	43,173	591,470
Lufkin Industries Inc.	4,880	368,196
Matrix Service Co.[a]	8,693	174,816
Oil States International Inc.[a]	16,186	810,271
SEACOR Holdings Inc.[a]	7,723	657,305

		3,470,396

Security	Shares	Value
PHARMACEUTICALS – 1.70%
Alpharma Inc. Class Aa	14,312	$352,218
Dendreon Corp.[a,b]	27,750	146,242
Par Pharmaceutical Companies Inc.[a]	11,009	187,703
Perrigo Co.	25,581	1,048,565

		1,734,728

REAL ESTATE – 0.16%
Hilltop Holdings Inc.[a]	15,593	164,662

		164,662

REAL ESTATE INVESTMENT TRUSTS – 9.72%
Acadia Realty Trust	9,907	254,015
American Campus Communities Inc.	11,543	352,408
BioMed Realty Trust Inc.	21,438	557,388
Corporate Office Properties Trust	15,503	578,262
Cousins Properties Inc.[b]	13,453	341,841
DCT Industrial Trust Inc.	55,103	551,030
DiamondRock Hospitality Co.	31,313	399,241
EastGroup Properties Inc.	7,735	369,037
Entertainment Properties Trust	9,193	490,538
First Industrial Realty Trust Inc.	14,222	429,647
Glimcher Realty Trust	12,348	148,176
Highwoods Properties Inc.	18,568	650,623
Home Properties Inc.	10,698	562,394
Kilroy Realty Corp.	10,602	554,697
LaSalle Hotel Properties	13,092	419,860
Maguire Properties Inc.	11,840	190,624
Mid-America Apartment Communities Inc.	8,302	435,855
Pennsylvania Real Estate Investment Trust	12,628	317,973
PS Business Parks Inc.	5,007	286,601
Saul Centers Inc.	3,776	188,422
Strategic Hotels & Resorts Inc.	24,384	351,373
Sunstone Hotel Investors Inc.	19,287	360,281
Tanger Factory Outlet Centers Inc.	10,236	412,920
U-Store-It Trust	15,551	187,701
Washington Real Estate Investment Trust	15,269	542,508

		9,933,415

RETAIL – 7.83%
AnnTaylor Stores Corp.[a]	20,397	516,044
Bebe Stores Inc.	10,499	104,885

44	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

April 30, 2008

Security	Shares	Value
Borders Group Inc.	19,217	$121,067
Brown Shoe Co. Inc.	14,321	238,874
Buckle Inc. (The)	5,059	245,766
Cabela’s Inc. Class Aa,b	14,311	193,628
Casey’s General Store Inc.	16,602	367,402
Cash America International Inc.	9,736	397,131
CEC Entertainment Inc.[a]	8,696	323,491
Charming Shoppes Inc.[a]	38,088	196,534
Cheesecake Factory Inc. (The)[a,b]	22,358	505,962
Chico’s FAS Inc.[a]	57,570	407,020
CKE Restaurants Inc.	16,501	173,095
Dress Barn Inc.[a]	14,578	196,220
DSW Inc. Class Aa	5,252	80,513
Genesco Inc.[a]	7,391	163,785
IHOP Corp.[b]	5,529	257,873
Insight Enterprises Inc.[a]	15,809	190,657
Jack in the Box Inc.[a]	19,484	521,197
Longs Drug Stores Corp.	10,682	427,921
Men’s Wearhouse Inc. (The)	15,446	411,327
Movado Group Inc.	6,246	136,413
99 Cents Only Stores[a]	17,627	167,633
Pacific Sunwear of California Inc.[a]	22,992	308,323
Pantry Inc. (The)[a]	7,416	80,464
Papa John’s International Inc.[a]	6,801	183,627
Pep Boys - Manny, Moe & Jack (The)	12,839	114,524
PriceSmart Inc.	4,742	135,384
School Specialty Inc.[a]	5,696	167,690
Systemax Inc.	3,630	58,080
Talbots Inc. (The)[b]	7,553	60,651
Tractor Supply Co.[a]	11,098	394,645
Tween Brands Inc.[a]	8,072	153,368

		8,001,194

SAVINGS & LOANS – 0.45%
Brookline Bancorp Inc.	20,581	222,275
Kearny Financial Corp.	7,073	76,954
Northwest Bancorp Inc.	6,400	165,120

		464,349

SEMICONDUCTORS – 5.05%
AmkorTechnology Inc.[a]	34,507	329,542
Brooks Automation Inc.[a]	21,707	224,885
Conexant Systems Inc.[a]	161,087	79,738
Emulex Corp.[a]	27,328	357,724

Security	Shares	Value
Entegris Inc.[a]	38,035	$286,784
Fairchild Semiconductor International Inc. Class Aa	40,602	529,450
Micrel Inc.	18,154	178,272
MKS Instruments Inc.[a]	16,610	379,538
QLogic Corp.[a]	44,862	715,998
Semtech Corp.[a]	20,988	340,845
Skyworks Solutions Inc.[a]	52,947	460,109
Teradyne Inc.[a]	56,899	756,188
TriQuint Semiconductor Inc.[a]	45,445	299,483
Zoran Corp.[a]	16,784	220,877

		5,159,433

SOFTWARE – 3.28%
American Reprographics Co.[a]	12,508	198,502
Avid Technology Inc.[a,b]	13,377	279,178
Epicor Software Corp.[a]	17,079	136,632
Fair Isaac Corp.	16,379	405,708
ManTech International Corp. Class Aa	6,513	311,126
MicroStrategy Inc. Class Aa	3,079	273,200
Parametric Technology Corp.[a]	37,297	650,087
Solera Holdings Inc.[a]	17,782	458,953
Take-Two Interactive Software Inc.[a]	24,276	637,002

		3,350,388

STORAGE & WAREHOUSING – 0.24%
Mobile Mini Inc.[a]	11,639	247,329

		247,329

TELECOMMUNICATIONS – 3.45%
ADC Telecommunications Inc.[a]	38,473	539,391
ADTRAN Inc.	19,434	459,808
ARRIS Group Inc.[a]	43,786	354,667
General Communication Inc. Class Aa	14,784	91,809
Globalstar Inc.[a]	22,073	71,517
Harris Stratex Networks Inc.[a]	7,722	73,282
MasTec Inc.[a]	15,404	126,159
PAETEC Holding Corp.[a]	26,375	203,351
Plantronics Inc.	15,836	394,475
Premiere Global Services Inc.[a]	18,536	269,143
Sycamore Networks Inc.[a]	61,153	196,913
Syniverse Holdings Inc.[a]	9,226	144,940

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

April 30, 2008

Security	Shares	Value
Tekelec[a]	19,582	$288,247
3Com Corp. [a]	129,361	309,173

		3,522,875

TOYS, GAMES & HOBBIES – 0.48%
Marvel Entertainment Inc.[a]	16,952	486,353

		486,353

TRANSPORTATION – 2.93%
Forward Air Corp.	9,625	328,116
Genesee & Wyoming Inc. Class Aa,b	10,257	365,970
GulfMark Offshore Inc.[a]	6,547	391,511
Heartland Express Inc.	19,629	303,661
Horizon Lines Inc. Class A	9,758	102,947
Landstar System Inc.	17,599	914,444
Navios Maritime Holdings Inc.	25,998	285,718
Old Dominion Freight Line Inc.[a]	9,954	305,588

		2,997,955

WATER – 0.13%
SJW Corp.	4,278	128,639

		128,639

TOTAL COMMON STOCKS (Cost: $111,554,988)		102,102,145

SHORT-TERM INVESTMENTS – 3.94%

MONEY MARKET FUNDS – 3.94%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.85% [c,d]	28,520	28,520
BGI Cash Premier Fund LLC 2.90%[c,d,e]	3,999,116	3,999,116

		4,027,636

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,027,636)		4,027,636

TOTAL INVESTMENTS IN SECURITIES – 103.90% (Cost: $115,582,624)		106,129,781

Other Assets, Less Liabilities – (3.90)%		(3,986,768)

NET ASSETS – 100.00%		$102,143,013

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

46	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

April 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.94%

ADVERTISING – 0.31%
inVentiv Health Inc.[a]	7,159	$212,837

		212,837

AEROSPACE & DEFENSE – 1.79%
Curtiss-Wright Corp.	9,832	466,922
HEICO Corp.	1,556	80,150
HEICO Corp. Class A	3,179	127,891
Orbital Sciences Corp.[a]	13,293	357,715
TransDigm Group Inc.[a]	5,579	211,835

		1,244,513

AGRICULTURE – 0.17%
Tejon Ranch Co.[a]	2,766	116,891

		116,891

AIRLINES – 0.52%
AirTran Holdings Inc.[a]	20,085	68,490
Allegiant Travel Co.[a]	3,112	84,802
JetBlue Airways Corp.[a,b]	40,463	203,934

		357,226

APPAREL – 0.95%
Deckers Outdoor Corp.[a]	2,879	397,504
Iconix Brand Group Inc.[a]	12,547	199,748
Volcom Inc.[a]	3,343	63,484

		660,736

AUTO MANUFACTURERS – 0.07%
Force Protection Inc.[a]	14,951	44,703

		44,703

AUTO PARTS & EQUIPMENT – 0.31%
Titan International Inc.	5,961	212,390

		212,390

BANKS – 0.25%
Signature Bank[a]	6,540	172,525

		172,525

BEVERAGES – 0.33%
Boston Beer Co. Inc. Class Aa	2,292	101,536
Green Mountain Coffee Roasters Inc.[a]	3,990	128,478

		230,014

Security	Shares	Value
BIOTECHNOLOGY – 4.39%
Affymetrix Inc.[a]	15,261	$166,498
AMAG Pharmaceuticals Inc.[a]	3,727	152,919
American Oriental Bioengineering Inc.[a]	12,466	119,923
Exelixis Inc.[a]	23,330	177,541
Genomic Health Inc.[a]	3,389	72,931
Halozyme Therapeutics Inc.[a]	14,402	71,146
Human Genome Sciences Inc.[a]	29,652	194,221
Incyte Corp.[a]	17,013	184,591
Integra LifeSciences Holdings Corp.[a,b]	4,001	169,522
LifeCell Corp.[a]	7,550	383,389
Martek Biosciences Corp.[a]	7,118	250,981
Myriad Genetics Inc.[a]	9,740	404,600
Regeneron Pharmaceuticals Inc.[a]	17,086	335,227
Sangamo BioSciences Inc.[a]	8,170	104,167
Savient Pharmaceuticals Inc.[a]	11,756	256,751

		3,044,407

BUILDING MATERIALS – 0.15%
Drew Industries Inc.[a]	4,252	103,706

		103,706

CHEMICALS – 0.23%
Zoltek Companies Inc.[a,b]	6,024	160,660

		160,660

COAL – 2.20%
Alpha Natural Resources Inc.[a]	14,585	709,560
Foundation Coal Holdings Inc.	10,104	606,038
International Coal Group Inc.[a,b]	26,773	213,113

		1,528,711

COMMERCIAL SERVICES – 8.25%
Administaff Inc.	5,159	135,114
Advisory Board Co. (The)[a]	4,010	186,946
Arbitron Inc.	6,268	299,861
Bankrate Inc.[a,b]	3,063	160,011
Bright Horizons Family Solutions Inc.[a]	5,987	283,844
Capella Education Co.[a]	2,256	145,489
Coinstar Inc.[a]	5,744	183,176
Corinthian Colleges Inc.[a]	18,729	212,574
CoStar Group Inc.[a,b]	4,267	204,603
Euronet Worldwide Inc.[a]	10,124	178,992

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

April 30, 2008

Security	Shares	Value
ExlService Holdings Inc.[a]	2,290	$57,525
FTI Consulting Inc.[a]	10,674	683,136
Gartner Inc.[a]	15,628	358,194
GEO Group Inc. (The)[a]	11,174	295,552
Healthcare Services Group Inc.	8,494	129,618
Heartland Payment Systems Inc.	5,844	127,984
Huron Consulting Group Inc.[a]	3,938	164,845
Kenexa Corp.[a]	5,343	93,449
Live Nation Inc.[a]	16,686	230,100
Monro Muffler Brake Inc.	4,084	67,386
PAREXEL International Corp.[a]	12,510	317,754
Resources Connection Inc.	10,794	218,147
Rollins Inc.	11,465	182,637
TeleTech Holdings Inc.[a]	8,920	204,536
VistaPrint Ltd.[a,b]	9,046	307,835
Wright Express Corp.[a]	8,834	291,522

		5,720,830

COMPUTERS – 2.61%
Ansoft Corp.[a]	3,230	107,107
Data Domain Inc.[a]	5,469	118,951
Jack Henry & Associates Inc.	17,939	471,437
Limelight Networks Inc.[a]	9,001	25,023
Manhattan Associates Inc.[a]	5,523	143,653
Riverbed Technology Inc.[a]	11,773	160,937
Sigma Designs Inc.[a,b]	6,563	117,346
SRA International Inc. Class Aa	9,797	257,367
Sykes Enterprises Inc.[a]	7,346	122,091
Synaptics Inc.[a]	5,806	197,056
Syntel Inc.	2,734	90,523

		1,811,491

COSMETICS & PERSONAL CARE – 0.73%
Bare Escentuals Inc.[a,b]	10,394	237,087
Chattem Inc.[a]	3,822	267,081

		504,168

DISTRIBUTION & WHOLESALE – 1.50%
Central European Distribution Corp.[a]	7,294	444,350
LKQ Corp.[a]	27,465	597,638

		1,041,988

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES – 2.09%
Cohen & Steers Inc.	3,673	$102,550
FCStone Group Inc.[a]	4,910	203,372
GFI Group Inc.	14,391	169,094
Greenhill & Co. Inc.[b]	2,053	133,548
Investment Technology Group Inc.[a]	9,662	466,288
optionsXpress Holdings Inc.	10,917	234,388
Stifel Financial Corp.[a]	3,013	142,425

		1,451,665

ELECTRIC – 1.13%
ITC Holdings Corp.	10,732	598,631
Ormat Technologies Inc.	3,725	183,642

		782,273

ELECTRICAL COMPONENTS & EQUIPMENT – 0.89%
Advanced Energy Industries Inc.[a]	7,897	110,558
American Superconductor Corp.[a]	8,613	217,737
Energy Conversion Devices Inc.[a,b]	8,889	289,693

		617,988

ELECTRONICS – 3.37%
Analogic Corp.	2,954	170,121
Cogent Inc.[a]	9,082	84,735
Cymer Inc.[a,b]	6,803	176,810
Daktronics Inc.	8,175	120,908
Dionex Corp.[a]	4,211	329,384
FEI Co.[a]	8,024	175,485
II-VI Inc.[a]	5,525	205,198
L-1 Identity Solutions Inc.[a]	16,559	238,615
Rofin-SinarTechnologies Inc.[a]	6,569	250,148
Rogers Corp.[a]	3,930	134,563
Taser International Inc.[a,b]	13,775	102,761
Varian Inc.[a]	6,793	345,967

		2,334,695

ENERGY - ALTERNATE SOURCES – 0.57%
Clean Energy Fuels Corp.[a]	4,671	60,816
Evergreen Solar Inc.[a]	24,200	207,878
VeraSun Energy Corp.[a,b]	20,552	128,244

		396,938

ENGINEERING & CONSTRUCTION – 0.26%
Layne Christensen Co.[a]	4,241	180,963

		180,963

48	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

April 30, 2008

Security	Shares	Value
ENTERTAINMENT – 2.05%
Bally Technologies Inc.[a]	11,025	$371,432
Cinemark Holdings Inc.	9,561	141,598
Macrovision Corp.[a]	11,955	188,650
National CineMedia Inc.	9,364	179,414
Pinnacle Entertainment Inc.[a]	13,275	206,028
Vail Resorts Inc.[a]	6,819	332,972

		1,420,094

ENVIRONMENTAL CONTROL – 0.75%
Clean Harbors Inc.[a]	3,739	246,662
Darling International Inc.[a]	17,999	274,845

		521,507

FOOD – 1.02%
Hain Celestial Group Inc.[a]	8,758	216,147
M&F Worldwide Corp.[a]	3,015	103,716
United Natural Foods Inc.[a]	8,732	172,894
Winn-Dixie Stores Inc.[a]	12,028	213,256

		706,013

HAND & MACHINE TOOLS – 0.21%
Franklin Electric Co. Inc.	3,687	142,761

		142,761

HEALTH CARE - PRODUCTS – 5.86%
Accuray Inc.[a]	8,737	68,411
Align Technology Inc.[a,b]	13,437	165,006
American Medical Systems Holdings Inc.[a]	16,028	225,995
ArthroCare Corp.[a,b]	6,122	275,857
Bruker Corp.[a]	11,248	136,326
Cepheid Inc.[a]	12,149	237,756
ev3 Inc.[a]	14,071	116,930
Haemonetics Corp.[a]	5,632	322,319
Immucor Inc.[a]	15,572	420,133
Masimo Corp.[a]	9,391	273,748
Mentor Corp.	7,499	219,496
Meridian Bioscience Inc.	8,845	238,196
NuVasive Inc.[a]	7,686	293,221
Orthofix International NVa	3,454	106,245
PSS World Medical Inc.[a]	14,348	236,312
Sirona Dental Systems Inc.[a]	3,944	105,581
SurModics Inc.[a,b]	3,514	156,268
Thoratec Corp.[a]	11,875	189,881

Security	Shares	Value
TomoTherapy Inc.[a]	5,477	$53,456
Wright Medical Group Inc.[a]	8,049	224,728

		4,065,865

HEALTH CARE - SERVICES – 1.99%
Amedisys Inc.[a]	5,776	299,197
Emeritus Corp.[a]	5,302	130,694
Healthways Inc.[a]	7,906	288,806
NightHawk Radiology Holdings Inc.[a]	4,669	35,017
Psychiatric Solutions Inc.[a]	12,064	418,741
Sunrise Senior Living Inc.[a]	9,735	208,816

		1,381,271

HOUSEHOLD PRODUCTS & WARES – 0.57%
Fossil Inc.[a]	10,949	391,865

		391,865

INSURANCE – 0.17%
Enstar Group Ltd.[a]	1,087	118,200

		118,200

INTERNET – 4.66%
Blue Nile Inc.[a,b]	3,250	161,427
Cogent Communications Group Inc.[a]	10,866	228,295
comScore Inc.[a]	3,599	67,913
DealerTrack Holdings Inc.[a]	8,798	169,274
Dice Holdings Inc.[a]	3,660	24,961
Digital River Inc.[a,b]	8,890	292,036
EarthLink Inc.[a]	24,547	224,114
GSI Commerce Inc.[a]	4,093	56,975
InfoSpace Inc.	7,202	86,856
Internap Network Services Corp.[a]	11,036	53,083
Interwoven Inc.[a]	10,099	113,715
j2 Global Communications Inc.[a]	11,081	237,133
Knot Inc. (The)[a]	5,954	69,900
LoopNet Inc.[a,b]	6,576	74,243
NetFlix Inc.[a,b]	11,545	369,209
1-800-FLOWERS.COM Inc.[a]	5,208	45,935
Overstock.com Inc.[a,b]	2,865	55,065
RealNetworks Inc.[a]	21,492	132,391
Sapient Corp.[a]	18,117	128,993
Shutterfly Inc.[a]	2,883	47,137
TIBCO Software Inc.[a]	42,301	324,449

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

April 30, 2008

Security	Shares	Value
TriZetto Group Inc. (The)[a]	10,106	$212,731
Vasco Data Security International Inc.[a]	5,879	59,319

		3,235,154

LEISURE TIME – 0.92%
Life Time Fitness Inc.[a,b]	7,659	278,405
WMS Industries Inc.[a]	10,006	362,117

		640,522

LODGING – 0.53%
Gaylord Entertainment Co.[a]	9,083	269,038
Morgans Hotel Group Co.[a]	7,152	100,056

		369,094

MACHINERY – 1.84%
Astec Industries Inc.[a]	3,803	139,380
Cognex Corp.	8,760	220,752
Intermec Inc.[a]	10,536	222,520
Middleby Corp. (The)[a]	3,697	231,987
Wabtec Corp.	10,779	462,204

		1,276,843

MANUFACTURING – 1.24%
ESCO Technologies Inc.[a]	5,763	268,325
Hexcel Corp.[a]	20,943	468,704
Raven Industries Inc.	4,035	123,632

		860,661

MEDIA – 0.40%
CKX Inc.[a]	14,818	133,362
Crown Media Holdings Inc. Class Aa	2,448	11,163
Entravision Communications Corp.[a]	13,207	92,317
Martha Stewart Living Omnimedia Inc. Class Aa,b	5,410	42,793

		279,635

METAL FABRICATE & HARDWARE – 1.10%
Haynes International Inc.[a]	2,653	166,210
RBC Bearings Inc.[a]	4,787	191,336
Valmont Industries Inc.	4,139	407,526

		765,072

MINING – 1.46%
AMCOL International Corp.	5,594	166,142
Brush Engineered Materials Inc.[a]	4,543	140,878
Hecla Mining Co.[a]	26,698	273,921
Kaiser Aluminum Corp.	3,176	217,969
RTI International Metals Inc.[a]	5,126	211,140

		1,010,050

Security	Shares	Value
OFFICE FURNISHINGS – 0.23%
Interface Inc. Class A	12,297	$157,893

		157,893

OIL & GAS – 6.91%
Arena Resources Inc.[a]	7,572	339,983
Atlas America Inc.	5,401	375,694
ATP Oil & Gas Corp.[a]	6,311	181,378
Bill Barrett Corp.[a]	6,327	325,398
Bois d’Arc Energy Inc.[a]	4,311	103,033
BPZ Resources Inc.[a]	12,823	249,792
Carrizo Oil & Gas Inc.[a]	6,023	382,400
Cheniere Energy Inc.[a]	9,852	95,958
Comstock Resources Inc.[a]	9,869	448,941
Crosstex Energy Inc.	10,212	353,437
Delta Petroleum Corp.[a]	14,617	358,701
EXCO Resources Inc.[a]	18,723	417,897
Goodrich Petroleum Corp.[a]	5,206	175,859
Gulfport Energy Corp.[a]	6,106	70,769
Parallel Petroleum Corp.[a]	9,168	194,270
Petroleum Development Corp.[a]	3,278	246,604
Rosetta Resources Inc.[a]	11,236	244,832
Venoco Inc.[a]	4,646	69,829
Warren Resources Inc.[a]	12,868	158,019

		4,792,794

OIL & GAS SERVICES – 3.33%
CARBO Ceramics Inc.	4,698	223,296
Dril-Quip Inc.[a]	6,042	345,361
Flotek Industries Inc.[a]	3,781	70,780
ION Geophysical Corp.[a,b]	18,484	294,450
NATCO Group Inc. Class Aa	3,328	168,397
RPC Inc.	8,899	113,640
Tetra Technologies Inc.[a]	16,518	268,583
W-H Energy Services Inc.[a]	6,742	521,089
Willbros Group Inc.[a]	8,469	305,646

		2,311,242

PHARMACEUTICALS – 6.48%
Akorn Inc.[a]	11,773	52,979
Alkermes Inc.[a]	22,472	279,327
Alnylam Pharmaceuticals Inc.[a,b]	7,230	181,328
Auxilium Pharmaceuticals Inc.[a]	6,952	213,774
Cubist Pharmaceuticals Inc.[a]	12,267	237,489
HealthExtras Inc.[a]	7,430	209,675

50	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

April 30, 2008

Security	Shares	Value
Isis Pharmaceuticals Inc.[a,b]	19,364	$228,108
K-V Pharmaceutical Co. Class Aa	8,246	201,532
MannKind Corp.[a,b]	11,966	31,112
Medarex Inc.[a]	27,891	199,978
Medicines Co. (The)[a]	11,518	227,481
Medicis Pharmaceutical Corp. Class A	12,411	255,667
Onyx Pharmaceuticals Inc.[a]	12,170	427,897
OSI Pharmaceuticals Inc.[a]	12,883	446,396
Progenics Pharmaceuticals Inc.[a]	5,780	77,857
Sciele Pharma Inc.[a,b]	7,320	141,056
Theravance Inc.[a]	11,469	143,248
United Therapeutics Corp.[a]	4,583	387,264
USANA Health Sciences Inc.[a,b]	1,813	35,354
Valeant Pharmaceuticals International[a]	17,545	232,998
XenoPort Inc.[a]	4,898	209,536
Zymogenetics Inc.[a]	8,641	76,905

		4,496,961

REAL ESTATE INVESTMENT TRUSTS – 0.58%
Alexander’s Inc.[a]	441	157,128
Equity Lifestyle Properties Inc.	4,986	246,508

		403,636

RETAIL – 3.84%
Aeropostale Inc.[a]	14,879	473,003
Coldwater Creek Inc.[a]	13,243	70,718
First Cash Financial Services Inc.[a]	6,177	91,667
Hibbett Sports Inc.[a]	6,753	123,310
J. Crew Group Inc.[a]	9,654	458,565
P.F. Chang’s China Bistro Inc.[a,b]	5,702	176,933
Panera Bread Co. Class Aa,b	6,382	333,523
Red Robin Gourmet Burgers Inc.[a]	3,461	142,178
Sally Beauty Co. Inc.[a]	18,834	114,134
Sonic Corp.[a]	13,475	296,315
Texas Roadhouse Inc. Class Aa	12,312	145,282
World Fuel Services Corp.	6,345	155,833
Zumiez Inc.[a]	3,937	82,480

		2,663,941

SAVINGS & LOANS – 0.44%
NewAlliance Bancshares Inc.	22,549	303,510

		303,510

Security	Shares	Value
SEMICONDUCTORS – 6.29%
ANADIGICS Inc.[a]	13,307	$148,506
Applied Micro Circuits Corp.[a]	14,409	126,223
ATMI Inc.[a]	7,655	225,363
Cabot Microelectronics Corp.[a]	5,322	181,214
Cavium Networks Inc.[a,b]	4,627	95,085
Cree Inc.[a,b]	17,199	447,174
Diodes Inc.[a]	6,636	179,437
FormFactor Inc.[a]	10,820	208,501
Hittite Microwave Corp.[a]	3,681	146,136
IPG Photonics Corp.[a]	4,376	73,210
Microsemi Corp.[a]	15,428	377,986
Monolithic Power Systems Inc.[a]	5,015	114,844
NetLogic Microsystems Inc.[a]	4,034	132,275
OmniVision Technologies Inc.[a]	12,080	193,763
PMC-Sierra Inc.[a]	48,314	375,400
Rambus Inc.[a]	21,990	504,890
Silicon Laboratories Inc.[a]	11,715	395,616
SiRFTechnology Holdings Inc.[a]	12,313	72,770
Standard Microsystems Corp.[a]	5,171	153,320
Tessera Technologies Inc.[a]	10,392	210,334

		4,362,047

SOFTWARE – 6.52%
ACI Worldwide Inc.[a]	7,960	175,916
Advent Software Inc.[a]	3,985	158,842
Allscripts Healthcare Solutions Inc.[a]	12,659	141,274
Blackbaud Inc.	9,671	227,172
Blackboard Inc.[a]	5,993	206,998
CommVault Systems Inc.[a]	7,380	90,774
ConcurTechnologies Inc.[a]	9,808	325,037
Eclipsys Corp.[a]	10,717	222,592
Informatica Corp.[a]	19,192	306,304
InnerWorkings Inc.[a]	6,174	82,979
INVESTools Inc.[a]	10,184	118,033
JDA Software Group Inc.[a]	6,595	124,646
Lawson Software Inc.[a]	30,205	241,338
Omnicell Inc.[a]	7,676	92,266
Omniture Inc.[a]	11,539	263,320
Phase Forward Inc.[a]	9,354	172,114
Progress Software Corp.[a]	9,248	279,567
Quality Systems Inc.	3,860	123,983

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

April 30, 2008

Security	Shares	Value
Quest Software Inc.[a]	12,305	$163,903
SPSS Inc.[a]	4,239	179,055
Synchronoss Technologies Inc.[a]	4,365	91,098
Taleo Corp. Class Aa	4,622	90,129
THQ Inc.[a]	14,840	315,795
Ultimate Software Group Inc.[a]	5,486	179,886
Wind River Systems Inc.[a]	18,305	150,833

		4,523,854

TELECOMMUNICATIONS – 4.11%
Acme Packet Inc.[a]	5,420	49,593
Aruba Networks Inc.[a]	7,429	44,277
Atheros Communications Inc.[a]	12,521	333,309
Cbeyond Inc.[a]	4,692	92,620
Centennial Communications Corp.[a]	14,921	90,421
Comtech Telecommunications Corp.[a]	5,332	206,508
Finisar Corp.[a]	54,983	74,227
Global Crossing Ltd.[a]	5,625	94,050
Harmonic Inc.[a]	20,807	172,074
Infinera Corp.[a]	16,185	204,902
InterDigital Inc.[a]	10,443	211,680
Ixia[a]	8,114	57,528
Loral Space & Communications Inc.[a]	2,779	59,999
NETGEAR Inc.[a]	7,836	127,022
Novatel Wireless Inc.[a]	7,241	64,590
NTELOS Holdings Corp.	6,339	164,053
Opnext Inc.[a]	4,704	27,754
RF Micro Devices Inc.[a]	59,496	200,502
Shenandoah Telecommunications Co.	5,054	68,532
ShoreTel Inc.[a]	4,144	19,187
Sonus Networks Inc.[a]	59,659	239,233
Starent Networks Corp.[a,b]	7,118	112,607
Viasat Inc.[a]	6,270	138,567

		2,853,235

TRANSPORTATION – 2.99%
American Commercial Lines Inc.[a]	8,717	137,903
Eagle Bulk Shipping Inc.	10,397	305,984
Excel Maritime Carriers Ltd.	3,309	131,400
Genco Shipping & Trading Ltd.	5,577	377,284
Hub Group Inc. Class Aa	8,216	268,581
Kirby Corp.[a]	11,702	641,738
Knight Transportation Inc.[b]	12,505	212,460

		2,075,350

Security	Shares	Value
TRUCKING & LEASING – 0.20%
Aircastle Ltd.	9,715	$135,816

		135,816

WATER – 0.18%
PICO Holdings Inc.[a]	3,607	127,399

		127,399

TOTAL COMMON STOCKS (Cost: $78,598,898)		69,324,603

SHORT-TERM INVESTMENTS – 8.32%

MONEY MARKET FUNDS – 8.32%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.85%[c,d]	41,559	41,559
BGI Cash Premier Fund LLC 2.90%[c,d,e]	5,732,339	5,732,339

		5,773,898

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,773,898)		5,773,898

TOTAL INVESTMENTS IN SECURITIES – 108.26% (Cost: $84,372,796)		75,098,501

Other Assets, Less Liabilities – (8.26)%		(5,731,527)

NET ASSETS – 100.00%		$69,366,974

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

52	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

April 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.77%

ADVERTISING – 0.80%
Getty Images Inc.[a]	16,560	$540,684
Harte-Hanks Inc.	15,178	207,331

		748,015

AGRICULTURE – 1.08%
Alliance One International Inc.[a]	30,566	187,981
Andersons Inc. (The)	5,675	257,929
Universal Corp.	8,803	565,065

		1,010,975

AIRLINES – 0.89%
Alaska Air Group Inc.[a]	12,284	263,860
Republic Airways Holdings Inc.[a]	11,759	198,257
SkyWest Inc.	19,646	373,863

		835,980

APPAREL – 0.69%
Columbia Sportswear Co.	5,071	212,779
Jones Apparel Group Inc.	27,498	435,293

		648,072

AUTO PARTS & EQUIPMENT – 1.05%
American Axle & Manufacturing Holdings Inc.	14,613	294,306
ArvinMeritor Inc.	23,256	347,445
Modine Manufacturing Co.	9,563	168,022
Visteon Corp.[a]	41,008	177,975

		987,748

BANKS – 13.76%
BancFirst Corp.	2,298	100,492
BancorpSouth Inc.	24,833	596,737
Cathay General Bancorp	16,087	274,283
Central Pacific Financial Corp.	9,208	169,059
Citizens Republic Bancorp Inc.	24,478	201,943
City Holding Co.	5,309	220,748
Community Bank System Inc.	9,639	245,698
Corus Bankshares Inc.[b]	10,630	77,918
CVB Financial Corp.	21,556	247,463
F.N.B. Corp. (Pennsylvania)	27,635	427,237
First Busey Corp. Class Ab	9,247	183,368
First Commonwealth Financial Corp.	21,578	268,646
First Community Bancorp	8,390	180,301
First Financial Bankshares Inc.	5,733	257,928

Security	Shares	Value
First Midwest Bancorp Inc.	15,638	$399,238
FirstMerit Corp.	24,055	493,609
Fulton Financial Corp.	55,785	695,639
Hancock Holding Co.	8,576	353,932
IBERIABANK Corp.	3,772	181,810
International Bancshares Corp.	17,460	436,325
MB Financial Inc.	11,493	329,849
National Penn Bancshares Inc.	25,588	427,064
NBT Bancorp Inc.	10,412	237,185
Old National Bancorp	21,437	366,787
Pacific Capital Bancorp	14,843	302,500
Park National Corp.[b]	3,714	282,301
Prosperity Bancshares Inc.	14,037	434,726
Provident Bankshares Corp.	10,299	131,930
S&T Bancorp Inc.	7,872	268,199
South Financial Group Inc. (The)	23,465	141,729
Sterling Bancshares Inc.	23,729	246,544
Sterling Financial Corp. (Washington)	16,375	199,939
Susquehanna Bancshares Inc.	28,627	569,391
TrustCo Bank Corp. NY	23,910	208,734
Trustmark Corp.	16,245	353,816
Umpqua Holdings Corp.	19,288	284,498
United Bancshares Inc.	13,917	404,846
United Community Banks Inc.	15,369	211,016
Webster Financial Corp.	16,887	439,906
Westamerica Bancorporation	9,538	557,401
Whitney Holding Corp.	21,799	510,315

		12,921,050

BUILDING MATERIALS – 1.08%
Lennox International Inc.	19,428	643,844
NCI Building Systems Inc.[a]	6,429	155,196
Universal Forest Products Inc.	6,089	211,349

		1,010,389

CHEMICALS – 2.59%
A. Schulman Inc.	7,989	169,367
Kronos Worldwide Inc.	1,054	30,840
NewMarket Corp.	4,548	295,302
OM Group Inc.[a]	9,790	536,100
PolyOne Corp.[a]	27,644	204,013
Sensient Technologies Corp.	15,256	454,171
UAP Holding Corp.	16,457	640,342
Westlake Chemical Corp.	6,060	101,263

		2,431,398

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

April 30, 2008

Security	Shares	Value
COMMERCIAL SERVICES – 2.97%
ABM Industries Inc.	14,450	$302,583
Advance America Cash Advance Centers Inc.	19,898	175,301
Avis Budget Group Inc.[a]	32,861	436,394
BearingPoint Inc.[a]	66,742	123,473
Deluxe Corp.	16,509	350,981
HealthSpring Inc.[a]	17,429	293,504
Jackson Hewitt Tax Service Inc.	8,780	130,910
Kelly Services Inc. Class A	7,618	169,500
PHH Corp.[a]	17,401	341,582
Rent-A-Center Inc.[a]	21,563	464,251

		2,788,479

COMPUTERS – 0.76%
Imation Corp.	10,571	247,784
Unisys Corp.[a]	111,766	464,947

		712,731

DISTRIBUTION & WHOLESALE – 1.26%
Owens & Minor Inc.	12,910	585,081
Tech Data Corp.[a]	17,691	594,595

		1,179,676

DIVERSIFIED FINANCIAL SERVICES – 1.18%
AmeriCredit Corp.[a,b]	36,869	514,691
Financial Federal Corp.	8,283	193,408
Friedman, Billings, Ramsey Group Inc. Class A	43,827	109,129
IndyMac Bancorp Inc.[b]	26,068	84,721
Piper Jaffray Companies[a]	5,598	208,581

		1,110,530

ELECTRIC – 5.46%
ALLETE Inc.	8,110	338,755
Aquila Inc.[a]	120,251	432,904
Avista Corp.	16,950	347,983
Black Hills Corp.	12,121	472,840
CH Energy Group Inc.	5,058	178,851
Cleco Corp.	19,207	461,160
Hawaiian Electric Industries Inc.	26,220	646,323
MGE Energy Inc.	7,023	244,330
NorthWestern Corp.	11,882	294,911
Otter Tail Corp.	8,399	311,435
PNM Resources Inc.	22,440	325,156

Security	Shares	Value
Portland General Electric Co.	20,113	$482,712
UIL Holdings Corp.	7,396	231,495
UniSource Energy Corp.	11,286	352,575

		5,121,430

ELECTRICAL COMPONENTS & EQUIPMENT – 0.21%
Superior Essex Inc.[a]	6,599	196,188

		196,188

ELECTRONICS – 0.55%
Sanmina-SCI Corp.[a]	171,334	265,568
Watts Water Technologies Inc. Class A	9,431	253,411

		518,979

ENTERTAINMENT – 0.31%
Isle of Capri Casinos Inc.[a]	6,437	43,385
Speedway Motorsports Inc.	4,493	116,998
Warner Music Group Corp.	14,659	127,387

		287,770

FOOD – 3.71%
Chiquita Brands International Inc.[a]	13,534	307,898
Del Monte Foods Co.	64,133	578,480
Fresh Del Monte Produce Inc.[a]	14,415	456,811
Great Atlantic & Pacific Tea Co. Inc. (The)[a]	11,221	308,802
Ingles Markets Inc. Class A	3,914	89,317
J&J Snack Foods Corp.	4,582	131,228
Pilgrim’s Pride Corp.	13,260	320,494
Ruddick Corp.	13,592	526,010
Sanderson Farms Inc.	5,854	243,936
Tootsie Roll Industries Inc.[b]	7,437	180,942
TreeHouse Foods Inc.[a]	10,027	227,312
Weis Markets Inc.	3,642	111,846

		3,483,076

FOREST PRODUCTS & PAPER – 1.68%
Louisiana-Pacific Corp.	33,539	386,034
P.H. Glatfelter Co.	14,429	210,519
Potlatch Corp.	12,567	563,127
Rock-Tenn Co. Class A	12,241	415,337

		1,575,017

GAS – 4.38%
Laclede Group Inc. (The)	6,528	246,889
New Jersey Resources Corp.	13,336	424,752
Nicor Inc.	14,454	507,624

54	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

April 30, 2008

Security	Shares	Value
Northwest Natural Gas Co.	8,567	$384,401
Piedmont Natural Gas Co.	22,748	598,045
South Jersey Industries Inc.	9,442	344,727
Southwest Gas Corp.	13,556	391,362
Vectren Corp.	24,449	691,418
WGL Holdings Inc.	15,832	519,290

		4,108,508

HAND & MACHINE TOOLS – 0.41%
Regal Beloit Corp.	10,302	382,101

		382,101

HEALTH CARE - PRODUCTS – 0.19%
Invacare Corp.	9,989	180,202

		180,202

HEALTH CARE - SERVICES – 3.28%
Apria Healthcare Group Inc.[a]	14,003	246,733
Health Management Associates Inc. Class Aa	77,442	552,161
HealthSouth Corp.[a]	25,373	499,087
Kindred Healthcare Inc.[a]	10,341	245,392
LifePoint Hospitals Inc.[a,b]	18,516	557,702
Tenet Healthcare Corp.[a]	152,228	974,259

		3,075,334

HOME BUILDERS – 1.18%
Hovnanian Enterprises Inc. Class Aa,b	14,635	172,986
M.D.C. Holdings Inc.	11,470	499,863
Ryland Group Inc.	13,712	438,510

		1,111,359

HOME FURNISHINGS – 0.35%
Ethan Allen Interiors Inc.	8,843	242,917
Sealy Corp.	14,073	85,845

		328,762

HOUSEHOLD PRODUCTS & WARES – 0.46%
American Greetings Corp. Class A	15,685	280,761
Blyth Inc.	8,740	147,182

		427,943

INSURANCE – 8.54%
Assured Guaranty Ltd.	19,436	491,536
CNA Surety Corp.[a]	5,035	66,613
Commerce Group Inc.	17,570	640,251
Delphi Financial Group Inc. Class A	13,705	373,050

Security	Shares	Value
Employers Holdings Inc.	15,966	$304,631
FBL Financial Group Inc. Class A	4,214	116,686
Harleysville Group Inc.	4,406	160,599
Horace Mann Educators Corp.	13,641	230,806
Infinity Property and Casualty Corp.	5,273	204,381
IPC Holdings Ltd.	19,460	566,481
Max Capital Group Ltd.	15,799	369,855
MGIC Investment Corp.	38,342	499,596
Navigators Group Inc. (The)[a]	4,312	211,288
OneBeacon Insurance Group Ltd.	8,937	175,701
Phoenix Companies Inc. (The)	34,720	451,360
Platinum Underwriters Holdings Ltd.	18,413	660,474
ProAssurance Corp.[a]	9,735	515,274
Radian Group Inc.[b]	25,681	138,677
RLI Corp.	6,710	322,080
Security Capital Assurance Ltd.[b]	10,455	10,246
Selective Insurance Group Inc.	17,209	366,896
State Auto Financial Corp.	4,575	126,041
United America Indemnity Ltd. Class Aa	6,764	104,571
United Fire & Casualty Co.	7,008	230,914
Validus Holdings Ltd.	10,357	235,622
Zenith National Insurance Corp.	11,993	445,420

		8,019,049

INTERNET – 0.48%
CMGI Inc.[a]	15,723	217,449
United Online Inc.	21,704	231,799

		449,248

IRON & STEEL – 0.64%
Schnitzer Steel Industries Inc. Class A	6,835	601,480

		601,480

LEISURE TIME – 1.05%
Brunswick Corp.	28,488	475,180
Polaris Industries Inc.[b]	11,010	512,515

		987,695

MACHINERY – 0.90%
Applied Industrial Technologies Inc.	12,504	302,097
Briggs & Stratton Corp.	15,914	242,211
Cascade Corp.	3,338	144,368
NACCO Industries Inc.	1,758	158,044

		846,720

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

April 30, 2008

Security	Shares	Value
MANUFACTURING – 2.08%
A.O. Smith Corp.	6,528	$201,976
Acuity Brands Inc.	13,322	637,324
EnPro Industries Inc.[a]	6,850	248,655
Federal Signal Corp.	15,552	215,862
Koppers Holdings Inc.	5,006	242,491
Lancaster Colony Corp.	6,952	265,497
Tredegar Corp.	8,603	140,573

		1,952,378

MEDIA – 1.97%
Belo Corp. Class A	28,204	284,860
Charter Communications Inc. Class Aa,b	119,500	127,865
Citadel Broadcasting Corp.[b]	56,610	76,990
Cox Radio Inc. Class Aa	10,325	120,080
Entercom Communications Corp.	9,085	96,301
GateHouse Media Inc.	11,499	60,945
Hearst-Argyle Television Inc.	8,642	179,062
Lee Enterprises Inc.[b]	12,957	100,158
McClatchy Co. (The) Class Ab	18,241	191,530
Media General Inc. Class A	6,434	94,451
Mediacom Communications Corp.[a,b]	16,628	71,334
Scholastic Corp.[a]	10,580	297,827
Sinclair Broadcast Group Inc. Class A	17,059	149,949

		1,851,352

METAL FABRICATE & HARDWARE – 0.82%
Mueller Industries Inc.	11,918	385,786
Worthington Industries Inc.	21,231	382,370

		768,156

MINING – 1.57%
Century Aluminum Co.[a]	9,177	635,874
Compass Minerals International Inc.	10,289	648,207
Horsehead Holding Corp.[a]	1,560	21,871
USEC Inc.[a,b]	35,565	165,022

		1,470,974

OFFICE & BUSINESS EQUIPMENT – 0.24%
IKON Office Solutions Inc.	20,941	229,304

		229,304

Security	Shares	Value
OFFICE FURNISHINGS – 0.73%
Herman Miller Inc.	18,225	$425,189
HNI Corp.[b]	12,138	264,244

		689,433

OIL & GAS – 3.20%
Stone Energy Corp.[a]	8,430	513,724
Swift Energy Co.[a]	9,619	501,535
Unit Corp.[a]	14,887	945,473
Whiting Petroleum Corp.[a]	13,673	1,046,258

		3,006,990

OIL & GAS SERVICES – 1.20%
Hercules Offshore Inc.[a]	28,436	749,573
Hornbeck Offshore Services Inc.[a]	7,646	381,306

		1,130,879

PACKAGING & CONTAINERS – 0.53%
Graphic Packaging Holding Co.[a]	25,308	70,862
Silgan Holdings Inc.	8,088	430,929

		501,791

REAL ESTATE INVESTMENT TRUSTS – 9.25%
Ashford Hospitality Trust Inc.	39,569	229,105
Brandywine Realty Trust	28,095	490,258
CBL & Associates Properties Inc.	21,062	515,808
Colonial Properties Trust	14,834	359,428
Equity One Inc.	12,047	297,561
Extra Space Storage Inc.	20,941	352,437
FelCor Lodging Trust Inc.	20,004	251,850
Franklin Street Properties Corp.	20,581	303,981
Getty Realty Corp.	5,640	102,140
Gramercy Capital Corp.[b]	13,653	259,407
Healthcare Realty Trust Inc.	16,311	462,091
HRPT Properties Trust	72,648	503,451
Inland Real Estate Corp.	18,964	306,269
Lexington Realty Trust	19,439	279,922
Medical Properties Trust Inc.	20,330	247,010
MFA Mortgage Investments Inc.	47,592	332,668
National Health Investors Inc.	8,084	247,290
National Retail Properties Inc.	23,037	527,778
Newcastle Investment Corp.[b]	16,994	168,071
Omega Healthcare Investors Inc.	21,473	375,778
Parkway Properties Inc.	4,992	197,983
Post Properties Inc.	13,919	510,827

56	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

April 30, 2008

Security	Shares	Value
Redwood Trust Inc.[b]	9,772	$325,310
Senior Housing Properties Trust	30,320	726,164
Sovran Self Storage Inc.	6,944	310,397

		8,682,984

RETAIL – 6.32%
Asbury Automotive Group Inc.	10,109	168,315
BJ’s Wholesale Club Inc.[a]	20,887	796,212
Blockbuster Inc. Class Aa,b	35,740	104,361
Blockbuster Inc. Class Ba	19,490	45,412
Bob Evans Farms Inc.	10,651	298,974
Cato Corp. Class A	9,449	162,995
CBRL Group Inc.	7,641	282,259
Children’s Place Retail Stores Inc. (The)[a]	7,624	177,258
Circuit City Stores Inc.	50,853	241,043
Collective Brands Inc.[a,b]	21,181	262,009
Dillard’s Inc. Class A	19,860	405,144
Domino’s Pizza Inc.	14,604	193,941
Foot Locker Inc.	50,371	637,193
Group 1 Automotive Inc.	7,368	196,578
Nu Skin Enterprises Inc. Class A	16,806	301,332
Penske Automotive Group Inc.	13,189	276,046
Regis Corp.	13,830	403,836
Ruby Tuesday Inc.	16,462	140,092
Sonic Automotive Inc.	9,216	186,993
Stage Stores Inc.	13,406	211,010
Triarc Companies Inc. Class A	5,850	40,482
Triarc Companies Inc. Class B	14,711	104,448
Zale Corp.[a,b]	14,353	297,394

		5,933,327

SAVINGS & LOANS – 1.70%
Downey Financial Corp.[b]	6,760	95,586
First Niagara Financial Group Inc.	33,908	489,292
FirstFed Financial Corp.[a,b]	4,306	65,796
Provident Financial Services Inc.	18,064	278,728
Washington Federal Inc.	27,867	663,513

		1,592,915

SEMICONDUCTORS – 0.11%
Spansion Inc. Class Aa	30,689	101,274

		101,274

Security	Shares	Value
SOFTWARE – 0.59%
Acxiom Corp.	21,404	$253,209
CSG Systems International Inc.[a]	10,838	131,140
MoneyGram International Inc.	26,264	40,709
SYNNEX Corp.[a]	5,333	127,352

		552,410

TELECOMMUNICATIONS – 1.59%
Alaska Communications Systems Group Inc.	13,647	152,573
Black Box Corp.	5,586	166,072
Cincinnati Bell Inc.[a]	78,694	365,140
FairPoint Communications Inc.	26,493	244,001
IDT Corp. Class Ba	14,494	55,512
Iowa Telecommunications Services Inc.	10,040	173,893
Powerwave Technologies Inc.[a]	41,818	114,163
SAVVIS Inc.[a]	9,209	134,912
TerreStar Corp.[a]	19,975	90,087

		1,496,353

TEXTILES – 0.45%
G&K Services Inc. Class A	6,445	203,211
UniFirst Corp.	4,591	214,905

		418,116

TOYS, GAMES & HOBBIES – 0.35%
JAKKS Pacific Inc.[a]	9,099	213,736
RC2 Corp.[a]	6,146	113,701

		327,437

TRANSPORTATION – 3.80%
Alexander & Baldwin Inc.	13,861	696,238
Arkansas Best Corp.	7,250	286,230
Atlas Air Worldwide Holdings Inc.[a]	5,061	307,101
Bristow Group Inc.[a]	7,204	380,011
Con-way Inc.	14,519	671,504
General Maritime Corp.	8,371	218,734
Ship Finance International Ltd.	12,784	387,611
Werner Enterprises Inc.	16,452	319,991
YRC Worldwide Inc.[a,b]	18,659	303,209

		3,570,629

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

April 30, 2008

Security	Shares	Value
TRUCKING & LEASING – 0.92%
AMERCO[a]	2,338	$134,271
GATX Corp.	13,588	597,872
TAL International Group Inc.	5,535	134,002

		866,145

WATER – 0.46%
American States Water Co.	5,483	192,015
California Water Service Group	6,223	240,830

		432,845

TOTAL COMMON STOCKS (Cost: $104,835,519)		93,661,596

SHORT-TERM INVESTMENTS – 4.80%

MONEY MARKET FUNDS – 4.80%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.85%[c,d]	83,704	83,704
BGI Cash Premier Fund LLC 2.90%[c,d,e]	4,418,236	4,418,236

		4,501,940

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,501,940)		4,501,940

TOTAL INVESTMENTS IN SECURITIES – 104.57% (Cost: $109,337,459)		98,163,536

Other Assets, Less Liabilities – (4.57)%		(4,290,319)

NET ASSETS – 100.00%		$93,873,217

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

58	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

April 30, 2008

	iShares Morningstar
	Large Core Index Fund	Large Growth Index Fund	Large Value Index Fund	Mid Core Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$178,052,418	$481,939,112	$283,442,263	$124,090,875
Affiliated issuers (Note 2)	639,830	1,892,431	460,245	2,772,216

Total cost of investments	$178,692,248	$483,831,543	$283,902,508	$126,863,091

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$182,133,439	$493,749,587	$259,932,418	$126,062,212
Affiliated issuers (Note 2)	639,830	1,892,431	460,245	2,772,216

Total value of investments	182,773,269	495,642,018	260,392,663	128,834,428
Receivables:
Dividends and interest	189,278	200,736	400,238	39,588

Total Assets	182,962,547	495,842,754	260,792,901	128,874,016

LIABILITIES
Payables:
Investment securities purchased	–	–	320,843	–
Collateral for securities on loan (Note 5)	365,671	1,576,222	302,289	2,665,168
Investment advisory fees (Note 2)	29,597	99,546	52,364	25,393

Total Liabilities	395,268	1,675,768	675,496	2,690,561

NET ASSETS	$182,567,279	$494,166,986	$260,117,405	$126,183,455

Net assets consist of:
Paid-in capital	$181,989,588	$497,169,463	$287,509,359	$135,977,766
Undistributed net investment income	199,869	184,523	588,546	75,695
Accumulated net realized loss	(3,703,199)	(14,997,475)	(4,470,655)	(11,841,343)
Net unrealized appreciation (depreciation)	4,081,021	11,810,475	(23,509,845)	1,971,337

NET ASSETS	$182,567,279	$494,166,986	$260,117,405	$126,183,455

Shares outstanding[b]	2,400,000	7,350,000	3,400,000	1,550,000

Net asset value per share	$76.07	$67.23	$76.51	$81.41

[a]	Securities on loan with market values of $346,220, $1,566,769, $290,953 and $2,578,124, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

April 30, 2008

	iShares Morningstar
	Mid Growth Index Fund	Mid Value Index Fund	Small Core Index Fund	Small Growth Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$481,992,708	$145,918,922	$111,554,988	$78,598,898
Affiliated issuers (Note 2)	30,729,556	3,295,091	4,027,636	5,773,898

Total cost of investments	$512,722,264	$149,214,013	$115,582,624	$84,372,796

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$487,183,544	$126,656,493	$102,102,145	$69,324,603
Affiliated issuers (Note 2)	30,729,556	3,295,091	4,027,636	5,773,898

Total value of investments	517,913,100	129,951,584	106,129,781	75,098,501
Receivables:
Investment securities sold	3,401,146	–	–	–
Due from custodian (Note 4)	15,166	–	–	–
Dividends and interest	51,524	156,477	32,958	17,324
Capital shares sold	31,945	–	–	–

Total Assets	521,412,881	130,108,061	106,162,739	75,115,825

LIABILITIES
Payables:
Investment securities purchased	3,298,336	–	–	–
Collateral for securities on loan (Note 5)	30,375,960	3,251,003	3,999,116	5,732,339
Investment advisory fees (Note 2)	110,048	31,124	20,610	16,512

Total Liabilities	33,784,344	3,282,127	4,019,726	5,748,851

NET ASSETS	$487,628,537	$126,825,934	$102,143,013	$69,366,974

Net assets consist of:
Paid-in capital	$498,325,541	$152,521,461	$121,338,445	$82,112,677
Undistributed net investment income	98,755	60,526	38,113	40,978
Accumulated net realized loss	(15,986,595)	(6,493,624)	(9,780,702)	(3,512,386)
Net unrealized appreciation (depreciation)	5,190,836	(19,262,429)	(9,452,843)	(9,274,295)

NET ASSETS	$487,628,537	$126,825,934	$102,143,013	$69,366,974

Shares outstanding[b]	5,100,000	1,700,000	1,300,000	950,000

Net asset value per share	$95.61	$74.60	$78.57	$73.02

[a]	Securities on loan with market values of $29,363,411, $3,119,221, $3,887,481 and $5,569,106, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

60	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

April 30, 2008

iShares Morningstar

Small Value Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$104,835,519
Affiliated issuers (Note 2)	4,501,940

Total cost of investments	$109,337,459

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$93,661,596
Affiliated issuers (Note 2)	4,501,940

Total value of investments	98,163,536
Receivables:
Dividends and interest	150,832

Total Assets	98,314,368

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	4,418,236
Investment advisory fees (Note 2)	22,915

Total Liabilities	4,441,151

NET ASSETS	$93,873,217

Net assets consist of:
Paid-in capital	$112,238,454
Undistributed net investment income	203,526
Accumulated net realized loss	(7,394,840)
Net unrealized depreciation	(11,173,923)

NET ASSETS	$93,873,217

Shares outstanding[b]	1,300,000

Net asset value per share	$72.21

[a]	Securities on loan with market value of $4,092,341. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Operations

iSHARES® TRUST

Year ended April 30, 2008

	iShares Morningstar
	Large Core Index Fund	Large Growth Index Fund	Large Value Index Fund	Mid Core Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$3,394,357	$2,937,597	$11,399,283	$1,484,730
Interest from affiliated issuers (Note 2)	11,356	20,531	22,939	8,227
Securities lending income from unaffiliated issuers	–	–	–	125
Securities lending income from affiliated issuers (Note 2)	4,797	1,437	58	39,477

Total investment income	3,410,510	2,959,565	11,422,280	1,532,559

EXPENSES
Investment advisory fees (Note 2)	339,528	1,036,846	870,611	364,611

Total expenses	339,528	1,036,846	870,611	364,611

Net investment income	3,070,982	1,922,719	10,551,669	1,167,948

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(2,298,275)	(7,779,274)	(5,540,274)	(8,861,101)
In-kind redemptions	9,687,751	6,620,203	35,925,898	9,121,353
Short positions (Note 1)	–	(9)	–	342

Net realized gain (loss)	7,389,476	(1,159,080)	30,385,624	260,594

Net change in unrealized appreciation (depreciation)	(11,355,203)	(16,772,724)	(71,610,926)	(13,777,729)

Net realized and unrealized loss	(3,965,727)	(17,931,804)	(41,225,302)	(13,517,135)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(894,745)	$(16,009,085)	$(30,673,633)	$(12,349,187)

[a]	Net of foreign withholding tax of $–, $1,789, $– and $–, respectively.

See notes to financial statements.

62	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended April 30, 2008

	iShares Morningstar
	Mid Growth Index Fund	Mid Value Index Fund	Small Core Index Fund	Small Growth Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$1,713,253	$3,785,911	$1,333,643	$327,000
Interest from affiliated issuers (Note 2)	18,695	10,592	9,626	4,495
Securities lending income from unaffiliated issuers	2,337	406	1,410	1,307
Securities lending income from affiliated issuers (Note 2)	155,323	56,168	95,175	122,067

Total investment income	1,889,608	3,853,077	1,439,854	454,869

EXPENSES
Investment advisory fees (Note 2)	1,091,422	468,278	324,966	224,448

Total expenses	1,091,422	468,278	324,966	224,448

Net investment income	798,186	3,384,799	1,114,888	230,421

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(10,762,035)	(5,685,289)	(5,701,869)	1,195,954
In-kind redemptions	33,215,293	13,028,722	8,751,866	5,651,584

Net realized gain	22,453,258	7,343,433	3,049,997	6,847,538

Net change in unrealized appreciation (depreciation)	(23,222,522)	(38,528,951)	(21,088,959)	(13,576,021)

Net realized and unrealized loss	(769,264)	(31,185,518)	(18,038,962)	(6,728,483)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$28,922	$(27,800,719)	$(16,924,074)	$(6,498,062)

[a]	Net of foreign withholding tax of $–, $2,717, $711 and $–, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Operations (Continued)

iSHARES® TRUST

Year ended April 30, 2008

iShares Morningstar

Small Value Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$2,805,049
Interest from affiliated issuers (Note 2)	8,596
Securities lending income from unaffiliated issuers	1,333
Securities lending income from affiliated issuers (Note 2)	98,635

Total investment income	2,913,613

EXPENSES
Investment advisory fees (Note 2)	330,245

Total expenses	330,245

Net investment income	2,583,368

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(5,930,522)
In-kind redemptions	7,091,133
Short positions (Note 1)	(24)

Net realized gain	1,160,587

Net change in unrealized appreciation (depreciation)	(19,588,688)

Net realized and unrealized loss	(18,428,101)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(15,844,733)

[a]	Net of foreign withholding tax of $546.

See notes to financial statements.

64	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Morningstar Large Core Index Fund		iShares Morningstar Large Growth Index Fund
	Year ended April 30, 2008	Year ended April 30, 2007	Year ended April 30, 2008	Year ended April 30, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,070,982	$1,906,338	$1,922,719	$1,303,045
Net realized gain (loss)	7,389,476	4,373,763	(1,159,080)	1,719,717
Net change in unrealized appreciation (depreciation)	(11,355,203)	11,162,050	(16,772,724)	22,054,160

Net increase (decrease) in net assets resulting from operations	(894,745)	17,442,151	(16,009,085)	25,076,922

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,963,271)	(1,887,514)	(1,754,384)	(1,326,103)

Total distributions to shareholders	(2,963,271)	(1,887,514)	(1,754,384)	(1,326,103)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	78,801,387	110,652,592	247,718,044	111,161,892
Cost of shares redeemed	(53,028,498)	(52,304,322)	(29,790,581)	(44,817,027)

Net increase in net assets from capital share transactions	25,772,889	58,348,270	217,927,463	66,344,865

INCREASE IN NET ASSETS	21,914,873	73,902,907	200,163,994	90,095,684

NET ASSETS
Beginning of year	160,652,406	86,749,499	294,002,992	203,907,308

End of year	$182,567,279	$160,652,406	$494,166,986	$294,002,992

Undistributed net investment income included in net assets at end of year	$199,869	$92,158	$184,523	$16,188

SHARES ISSUED AND REDEEMED
Shares sold	1,000,000	1,550,000	3,450,000	1,800,000
Shares redeemed	(650,000)	(750,000)	(450,000)	(750,000)

Net increase in shares outstanding	350,000	800,000	3,000,000	1,050,000

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Morningstar Large Value Index Fund		iShares Morningstar Mid Core Index Fund
	Year ended April 30, 2008	Year ended April 30, 2007	Year ended April 30, 2008	Year ended April 30, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$10,551,669	$9,099,038	$1,167,948	$1,595,088
Net realized gain	30,385,624	22,040,603	260,594	9,502,593
Net change in unrealized appreciation (depreciation)	(71,610,926)	33,962,309	(13,777,729)	5,492,269

Net increase (decrease) in net assets resulting from operations	(30,673,633)	65,101,950	(12,349,187)	16,589,950

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(10,801,768)	(8,669,372)	(1,093,437)	(1,463,150)
Return of capital	–	–	–	(152,885)

Total distributions to shareholders	(10,801,768)	(8,669,372)	(1,093,437)	(1,616,035)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	122,524,521	369,245,729	53,310,893	110,512,185
Cost of shares redeemed	(260,065,655)	(135,105,724)	(59,838,117)	(84,651,987)

Net increase (decrease) in net assets from capital share transactions	(137,541,134)	234,140,005	(6,527,224)	25,860,198

INCREASE (DECREASE) IN NET ASSETS	(179,016,535)	290,572,583	(19,969,848)	40,834,113

NET ASSETS
Beginning of year	439,133,940	148,561,357	146,153,303	105,319,190

End of year	$260,117,405	$439,133,940	$126,183,455	$146,153,303

Undistributed net investment income included in net assets at end of year	$588,546	$838,645	$75,695	$17,684

SHARES ISSUED AND REDEEMED
Shares sold	1,500,000	4,750,000	600,000	1,400,000
Shares redeemed	(3,150,000)	(1,700,000)	(700,000)	(1,100,000)

Net increase (decrease) in shares outstanding	(1,650,000)	3,050,000	(100,000)	300,000

See notes to financial statements.

66	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Morningstar Mid Growth Index Fund		iShares Morningstar Mid Value Index Fund
	Year ended April 30, 2008	Year ended April 30, 2007	Year ended April 30, 2008	Year ended April 30, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$798,186	$365,134	$3,384,799	$2,914,991
Net realized gain	22,453,258	5,837,011	7,343,433	6,620,528
Net change in unrealized appreciation (depreciation)	(23,222,522)	8,069,080	(38,528,951)	13,058,252

Net increase (decrease) in net assets resulting from operations	28,922	14,271,225	(27,800,719)	22,593,771

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(723,963)	(751,762)	(3,661,124)	(2,543,883)
Return of capital	(166,778)	–	–	–

Total distributions to shareholders	(890,741)	(751,762)	(3,661,124)	(2,543,883)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	382,259,879	101,029,775	72,408,501	127,080,230
Cost of shares redeemed	(129,686,565)	(83,546,235)	(93,022,825)	(67,762,867)

Net increase (decrease) in net assets from capital share transactions	252,573,314	17,483,540	(20,614,324)	59,317,363

INCREASE (DECREASE) IN NET ASSETS	251,711,495	31,003,003	(52,076,167)	79,367,251

NET ASSETS
Beginning of year	235,917,042	204,914,039	178,902,101	99,534,850

End of year	$487,628,537	$235,917,042	$126,825,934	$178,902,101

Undistributed net investment income included in net assets at end of year	$98,755	$26,107	$60,526	$340,694

SHARES ISSUED AND REDEEMED
Shares sold	3,900,000	1,200,000	800,000	1,550,000
Shares redeemed	(1,350,000)	(1,050,000)	(1,050,000)	(850,000)

Net increase (decrease) in shares outstanding	2,550,000	150,000	(250,000)	700,000

See notes to financial statements.

FINANCIAL STATEMENTS	67

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Morningstar Small Core Index Fund		iShares Morningstar Small Growth Index Fund
	Year ended April 30, 2008	Year ended April 30, 2007	Year ended April 30, 2008	Year ended April 30, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,114,888	$749,280	$230,421	$18,974
Net realized gain	3,049,997	8,667,500	6,847,538	1,708,362
Net change in unrealized appreciation (depreciation)	(21,088,959)	2,630,613	(13,576,021)	(2,659,693)

Net increase (decrease) in net assets resulting from operations	(16,924,074)	12,047,393	(6,498,062)	(932,357)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,094,678)	(652,819)	(238,245)	–
Return of capital	–	(136,936)	–	–

Total distributions to shareholders	(1,094,678)	(789,755)	(238,245)	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	32,157,365	132,193,949	43,512,769	38,087,953
Cost of shares redeemed	(69,913,962)	(76,689,877)	(38,336,753)	(43,081,786)

Net increase (decrease) in net assets from capital share transactions	(37,756,597)	55,504,072	5,176,016	(4,993,833)

INCREASE (DECREASE) IN NET ASSETS	(55,775,349)	66,761,710	(1,560,291)	(5,926,190)

NET ASSETS
Beginning of year	157,918,362	91,156,652	70,927,265	76,853,455

End of year	$102,143,013	$157,918,362	$69,366,974	$70,927,265

Undistributed net investment income included in net assets at end of year	$38,113	$3,910	$40,978	$15,634

SHARES ISSUED AND REDEEMED
Shares sold	350,000	1,600,000	550,000	500,000
Shares redeemed	(800,000)	(950,000)	(500,000)	(600,000)

Net increase (decrease) in shares outstanding	(450,000)	650,000	50,000	(100,000)

See notes to financial statements.

68	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Morningstar Small Value Index Fund
	Year ended April 30, 2008	Year ended April 30, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,583,368	$2,336,396
Net realized gain	1,160,587	5,977,151
Net change in unrealized appreciation (depreciation)	(19,588,688)	2,973,664

Net increase (decrease) in net assets resulting from operations	(15,844,733)	11,287,211

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,564,773)	(2,154,241)

Total distributions to shareholders	(2,564,773)	(2,154,241)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	25,559,720	102,389,355
Cost of shares redeemed	(49,275,256)	(57,188,358)

Net increase (decrease) in net assets from capital share transactions	(23,715,536)	45,200,997

INCREASE (DECREASE) IN NET ASSETS	(42,125,042)	54,333,967

NET ASSETS
Beginning of year	135,998,259	81,664,292

End of year	$93,873,217	$135,998,259

Undistributed net investment income included in net assets at end of year	$203,526	$190,349

SHARES ISSUED AND REDEEMED
Shares sold	300,000	1,300,000
Shares redeemed	(600,000)	(750,000)

Net increase (decrease) in shares outstanding	(300,000)	550,000

See notes to financial statements.

FINANCIAL STATEMENTS	69

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Large Core Index Fund
	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Period from Jun. 28, 2004[a] to Apr. 30, 2005
Net asset value, beginning of period	$78.37	$69.40	$62.68	$59.92

Income from investment operations:
Net investment income	1.42 [b]	1.16 [b]	0.98	0.65
Net realized and unrealized gain (loss)[c]	(2.35)	8.92	6.71	2.71

Total from investment operations	(0.93)	10.08	7.69	3.36

Less distributions from:
Net investment income	(1.37)	(1.11)	(0.97)	(0.60)

Total distributions	(1.37)	(1.11)	(0.97)	(0.60)

Net asset value, end of period	$76.07	$78.37	$69.40	$62.68

Total return	(1.25)%	14.66%	12.35%	5.62%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$182,567	$160,652	$86,749	$53,280
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	1.81%	1.59%	1.58%	1.33%
Portfolio turnover rate[f]	35%	39%	15%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Large Growth Index Fund
	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Period from Jun. 28, 2004[a] to Apr. 30, 2005
Net asset value, beginning of period	$67.59	$61.79	$54.98	$59.96

Income from investment operations:
Net investment income	0.32 [b]	0.35 [b]	0.24	0.80
Net realized and unrealized gain (loss)[c]	(0.40)	5.80	6.80	(4.98)

Total from investment operations	(0.08)	6.15	7.04	(4.18)

Less distributions from:
Net investment income	(0.28)	(0.35)	(0.23)	(0.80)
Return of capital	–	–	–	(0.00)[d]

Total distributions	(0.28)	(0.35)	(0.23)	(0.80)

Net asset value, end of period	$67.23	$67.59	$61.79	$54.98

Total return	(0.14)%	10.00%	12.81%	(7.04)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$494,167	$294,003	$203,907	$49,485
Ratio of expenses to average net assets[f]	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	0.46%	0.56%	0.44%	1.48%
Portfolio turnover rate[g]	31%	28%	24%	19%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Large Value Index Fund
	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Period from Jun. 28, 2004[a] to Apr. 30, 2005
Net asset value, beginning of period	$86.96	$74.28	$65.09	$60.13

Income from investment operations:
Net investment income	2.52 [b]	2.18 [b]	1.79	1.41
Net realized and unrealized gain (loss)[c]	(10.36)	12.56	9.17	4.77

Total from investment operations	(7.84)	14.74	10.96	6.18

Less distributions from:
Net investment income	(2.61)	(2.06)	(1.77)	(1.22)

Total distributions	(2.61)	(2.06)	(1.77)	(1.22)

Net asset value, end of period	$76.51	$86.96	$74.28	$65.09

Total return	(9.20)%	20.14%	17.05%	10.33%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$260,117	$439,134	$148,561	$55,323
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	3.03%	2.70%	2.89%	2.85%
Portfolio turnover rate[f]	23%	22%	17%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Mid Core Index Fund
	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Period from Jun. 28, 2004[a] to Apr. 30, 2005
Net asset value, beginning of period	$88.58	$78.01	$63.05	$59.61

Income from investment operations:
Net investment income	0.68 [b]	1.10 [b]	0.91	0.46
Net realized and unrealized gain (loss)[c]	(7.22)	10.57	14.96	3.39

Total from investment operations	(6.54)	11.67	15.87	3.85

Less distributions from:
Net investment income	(0.63)	(1.00)	(0.88)	(0.41)
Return of capital	–	(0.10)	(0.03)	–

Total distributions	(0.63)	(1.10)	(0.91)	(0.41)

Net asset value, end of period	$81.41	$88.58	$78.01	$63.05

Total return	(7.41)%	15.09%	25.26%	6.46%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$126,183	$146,153	$105,319	$63,053
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	0.80%	1.38%	1.26%	1.12%
Portfolio turnover rate[f]	53%	53%	19%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Mid Growth Index Fund
	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Period from Jun. 28, 2004[a] to Apr. 30, 2005
Net asset value, beginning of period	$92.52	$85.38	$62.58	$59.33

Income from investment operations:
Net investment income	0.21 [b]	0.16 [b]	0.13	0.04
Net realized and unrealized gain[c]	3.12	7.31	22.80	3.24

Total from investment operations	3.33	7.47	22.93	3.28

Less distributions from:
Net investment income	(0.20)	(0.33)	(0.13)	(0.03)
Return of capital	(0.04)	–	–	–

Total distributions	(0.24)	(0.33)	(0.13)	(0.03)

Net asset value, end of period	$95.61	$92.52	$85.38	$62.58

Total return	3.59%	8.78%	36.67%	5.52%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$487,629	$235,917	$204,914	$31,289
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	0.22%	0.19%	0.23%	0.09%
Portfolio turnover rate[f]	34%	50%	21%	11%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

74	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Mid Value Index Fund
	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Period from Jun. 28, 2004[a] to Apr. 30, 2005
Net asset value, beginning of period	$91.74	$79.63	$66.83	$59.91

Income from investment operations:
Net investment income	1.81 [b]	1.88 [b]	1.81 [b]	1.23
Net realized and unrealized gain (loss)[c]	(17.02)	11.84	12.79	6.73

Total from investment operations	(15.21)	13.72	14.60	7.96

Less distributions from:
Net investment income	(1.93)	(1.61)	(1.80)	(1.04)

Total distributions	(1.93)	(1.61)	(1.80)	(1.04)

Net asset value, end of period	$74.60	$91.74	$79.63	$66.83

Total return	(16.79)%	17.46%	22.07%	13.33%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$126,826	$178,902	$99,535	$33,417
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	2.17%	2.25%	2.42%	2.52%
Portfolio turnover rate[f]	37%	43%	18%	7%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Small Core Index Fund
	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Period from Jun. 28, 2004[a] to Apr. 30, 2005
Net asset value, beginning of period	$90.24	$82.87	$62.20	$59.83

Income from investment operations:
Net investment income	0.73 [b]	0.53 [b]	0.73	0.43
Net realized and unrealized gain (loss)[c]	(11.70)	7.40	20.62	2.32

Total from investment operations	(10.97)	7.93	21.35	2.75

Less distributions from:
Net investment income	(0.70)	(0.46)	(0.68)	(0.35)
Return of capital	—	(0.10)	—	(0.03)

Total distributions	(0.70)	(0.56)	(0.68)	(0.38)

Net asset value, end of period	$78.57	$90.24	$82.87	$62.20

Total return	(12.22)%	9.62%	34.47%	4.56%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$102,143	$157,918	$91,157	$37,320
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	0.86%	0.63%	1.04%	0.82%
Portfolio turnover rate[f]	62%	73%	45%	16%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

76	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Small Growth Index Fund
	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Period from Jun. 28, 2004[a] to Apr. 30, 2005
Net asset value, beginning of period	$78.81	$76.85	$56.40	$59.59

Income from investment operations:
Net investment income (loss)	0.24 [b]	0.02 [b]	0.01	(0.04)
Net realized and unrealized gain (loss)[c]	(5.78)	1.94	20.45	(3.15)

Total from investment operations	(5.54)	1.96	20.46	(3.19)

Less distributions from:
Net investment income	(0.25)	–	–	–
Return of capital	–	–	(0.01)	–

Total distributions	(0.25)	–	(0.01)	–

Net asset value, end of period	$73.02	$78.81	$76.85	$56.40

Total return	(7.05)%	2.55%	36.27%	(5.36)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$69,367	$70,927	$76,853	$25,380
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income (loss) to average net assets[e]	0.31%	0.03%	0.01%	(0.11)%
Portfolio turnover rate[f]	59%	59%	38%	26%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Small Value Index Fund
	Year ended Apr. 30, 2008	Year ended Apr. 30, 2007	Year ended Apr. 30, 2006	Period from Jun. 28, 2004[a] to Apr. 30, 2005
Net asset value, beginning of period	$85.00	$77.78	$62.37	$59.97

Income from investment operations:
Net investment income[b]	1.82	1.85	1.55	1.07
Net realized and unrealized gain (loss)[c]	(12.81)	7.06	15.31	2.39

Total from investment operations	(10.99)	8.91	16.86	3.46

Less distributions from:
Net investment income	(1.80)	(1.69)	(1.45)	(1.06)

Total distributions	(1.80)	(1.69)	(1.45)	(1.06)

Net asset value, end of period	$72.21	$85.00	$77.78	$62.37

Total return	(13.08)%	11.63%	27.24%	5.72%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$93,873	$135,998	$81,664	$34,301
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	2.35%	2.31%	2.16%	1.98%
Portfolio turnover rate[f]	66%	56%	17%	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

78	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares Morningstar Large Core, iShares Morningstar Large Growth, iShares Morningstar Large Value, iShares Morningstar Mid Core, iShares Morningstar Mid Growth, iShares Morningstar Mid Value, iShares Morningstar Small Core, iShares Morningstar Small Growth and iShares Morningstar Small Value Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares Morningstar Large Core, iShares Morningstar Large Growth and iShares Morningstar Large Value Index Funds, which are classified as non-diversified funds. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Continued)

iSHARES® TRUST

the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

As of April 30, 2008, the tax year-end of the Funds, the components of net distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
Morningstar Large Core	$195,547	$2,185,055	$(1,802,911)	$577,691
Morningstar Large Growth	183,341	9,998,537	(13,184,355)	(3,002,477)
Morningstar Large Value	588,488	(25,208,086)	(2,772,356)	(27,391,954)
Morningstar Mid Core	67,862	1,086,063	(10,948,236)	(9,794,311)
Morningstar Mid Growth	–	(194,134)	(10,502,870)	(10,697,004)
Morningstar Mid Value	39,360	(20,134,831)	(5,600,056)	(25,695,527)
Morningstar Small Core	–	(10,311,042)	(8,884,390)	(19,195,432)
Morningstar Small Growth	–	(9,902,686)	(2,843,017)	(12,745,703)
Morningstar Small Value	176,173	(12,563,259)	(5,978,151)	(18,365,237)

For the years ended April 30, 2008 and April 30, 2007, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

80	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended April 30, 2008.

From November 1, 2007 to April 30, 2008, certain Funds incurred net realized capital losses. As permitted by tax regulations, these Funds have elected to defer those losses and treat them as arising in the year ending April 30, 2009, as follows:

iShares Index Fund	Deferred Net Realized Capital Losses

Morningstar Large Core	$1,278,546

Morningstar Large Growth	8,406,138

Morningstar Large Value	1,577,026

Morningstar Mid Core	8,454,809

iShares Index Fund	Deferred Net Realized Capital Losses

Morningstar Mid Growth	$6,134,213

Morningstar Mid Value	4,122,416

Morningstar Small Core	5,875,548

Morningstar Small Value	3,128,254

The Funds had tax basis net capital loss carryforwards as of April 30, 2008, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Total
Morningstar Large Core	$–	$–	$524,365	$–	$524,365
Morningstar Large Growth	54,115	754,949	3,087,927	881,226	4,778,217
Morningstar Large Value	18,851	35,116	468,973	672,390	1,195,330
Morningstar Mid Core	20,026	126,713	2,019,941	326,747	2,493,427
Morningstar Mid Growth	14,863	105,739	132,199	4,115,856	4,368,657
Morningstar Mid Value	9,742	204,827	558,361	704,710	1,477,640
Morningstar Small Core	–	–	3,008,842	–	3,008,842
Morningstar Small Growth	–	–	2,843,017	–	2,843,017
Morningstar Small Value	18,678	142,621	1,039,496	1,649,102	2,849,897

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the year ended April 30, 2008, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended April 30, 2008 are disclosed in the Funds’ Statements of Operations.

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of April 30, 2008, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Morningstar Large Core	$180,588,214	$14,759,010	$(12,573,955)	$2,185,055
Morningstar Large Growth	485,643,481	46,013,733	(36,015,196)	9,998,537
Morningstar Large Value	285,600,749	18,519,814	(43,727,900)	(25,208,086)
Morningstar Mid Core	127,748,365	12,861,939	(11,775,876)	1,086,063
Morningstar Mid Growth	518,107,234	41,861,569	(42,055,703)	(194,134)
Morningstar Mid Value	150,086,415	5,576,633	(25,711,464)	(20,134,831)
Morningstar Small Core	116,440,823	7,460,651	(17,771,693)	(10,311,042)
Morningstar Small Growth	85,001,187	3,528,120	(13,430,806)	(9,902,686)
Morningstar Small Value	110,726,795	4,716,790	(17,280,049)	(12,563,259)

The Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of April 30, 2008, inclusive of the prior three open tax return years, and has determined that the implementation of FIN 48 did not have a material impact on the Funds’ financial statements.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

SHORT POSITIONS

From time to time, in order to track the performance of their respective benchmark index, the Funds may sell non-index securities that they will receive through corporate actions occurring on the opening of market trading on the following business day. Such short positions are valued consistent with how securities are valued as described under “Security Valuation.” The obligation to deliver the securities is recorded as a liability on the Funds’ Statements of Assets and Liabilities and is equal to the current market value of the securities to be delivered. Any market fluctuations between the value of the obligation to sell these securities and the current market value are reflected as unrealized appreciation (depreciation) in the Funds’ Statements of Operations. Upon receipt of the securities related to corporate actions, the Funds record a realized gain (loss). Details of the short positions resulting from the non-index securities sold by the Funds, if any, are included in their respective Schedules of Investments.

82	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee

Morningstar Large Core	0.20%

Morningstar Large Growth	0.25

Morningstar Large Value	0.25

Morningstar Mid Core	0.25

Morningstar Mid Growth	0.30

iShares Index Fund	Investment Advisory Fee

Morningstar Mid Value	0.30%

Morningstar Small Core	0.25

Morningstar Small Growth	0.30

Morningstar Small Value	0.30

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Funds. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended April 30, 2008, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees

Morningstar Large Core	$4,797

Morningstar Large Growth	1,437

Morningstar Large Value	58

Morningstar Mid Core	39,602

Morningstar Mid Growth	157,660

iShares Index Fund	Securities Lending Agent Fees

Morningstar Mid Value	$56,574

Morningstar Small Core	96,585

Morningstar Small Growth	123,374

Morningstar Small Value	99,968

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Continued)

iSHARES® TRUST

Cross trades for the year ended April 30, 2008, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 5 for additional information regarding the Premier Fund.

Certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended April 30, 2008 were as follows:

iShares Index Fund	Purchases	Sales
Morningstar Large Core	$62,769,067	$59,435,430
Morningstar Large Growth	134,209,483	127,528,351
Morningstar Large Value	80,706,511	81,520,517
Morningstar Mid Core	83,549,001	76,566,331
Morningstar Mid Growth	143,722,079	125,007,099
Morningstar Mid Value	62,335,185	58,344,090
Morningstar Small Core	94,765,996	80,127,009
Morningstar Small Growth	47,446,346	44,171,661
Morningstar Small Value	78,706,086	72,402,106

84	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the year ended April 30, 2008 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Morningstar Large Core	$78,512,460	$52,053,925
Morningstar Large Growth	247,415,306	29,707,649
Morningstar Large Value	121,393,099	258,278,101
Morningstar Mid Core	53,248,174	59,763,477
Morningstar Mid Growth	380,268,984	129,022,393
Morningstar Mid Value	72,246,465	92,711,626
Morningstar Small Core	32,105,480	69,419,284
Morningstar Small Growth	43,465,963	38,118,048
Morningstar Small Value	25,490,370	49,264,844

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

During the year ended April 30, 2008, the Funds received cash as collateral for securities loaned. The cash collateral received was invested in a joint account and/or in the Premier Fund. Pursuant to an exemptive order issued by the SEC, a portion of the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements are fully collateralized by U.S. government securities or non-U.S. government debt securities.

NOTES TO FINANCIAL STATEMENTS	85

Notes to Financial Statements (Continued)

iSHARES® TRUST

The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

The market value of the securities on loan as of April 30, 2008 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not believe that the adoption of this standard will have a material impact on the Funds’ financial statements.

86	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares Morningstar Large Core Index Fund, iShares Morningstar Large Growth Index Fund, iShares Morningstar Large Value Index Fund, iShares Morningstar Mid Core Index Fund, iShares Morningstar Mid Growth Index Fund, iShares Morningstar Mid Value Index Fund, iShares Morningstar Small Core Index Fund, iShares Morningstar Small Growth Index Fund and iShares Morningstar Small Value Index Fund, each a fund of iShares Trust (the “Funds”), at April 30, 2008, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

June 20, 2008

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	87

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, the following percentages of the income dividends paid by the Funds during the fiscal year ended April 30, 2008 qualified for the dividends-received deduction:

iShares Index Fund	Dividends- Received Deduction

Morningstar Large Core	100.00%

Morningstar Large Growth	100.00

Morningstar Large Value	100.00

Morningstar Mid Core	91.46

Morningstar Mid Growth	100.00

iShares Index Fund	Dividends- Received Deduction

Morningstar Mid Value	100.00%

Morningstar Small Core	87.70

Morningstar Small Growth	100.00

Morningstar Small Value	84.50

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended April 30, 2008:

iShares Index Fund	Qualified Dividend Income

Morningstar Large Core	$2,963,271

Morningstar Large Growth	1,754,384

Morningstar Large Value	10,801,768

Morningstar Mid Core	1,093,437

Morningstar Mid Growth	699,431

iShares Index Fund	Qualified Dividend Income

Morningstar Mid Value	$3,366,268

Morningstar Small Core	867,307

Morningstar Small Growth	189,443

Morningstar Small Value	2,130,815

In January 2009, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2008. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

88	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Morningstar Large Core Index Fund

Period Covered: July 1, 2004 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	8	0.85%
Between 0.5% and –0.5%	925	98.40
Less than –0.5% and Greater than –1.0%	5	0.53
Less than –1.0% and Greater than –1.5%	1	0.11
Less than –1.5% and Greater than –2.0%	1	0.11

	940	100.00%

iShares Morningstar Large Growth Index Fund

Period Covered: July 1, 2004 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	2	0.21%
Greater than 1.0% and Less than 1.5%	2	0.21
Greater than 0.5% and Less than 1.0%	7	0.74
Between 0.5% and –0.5%	922	98.09
Less than –0.5% and Greater than –1.0%	3	0.32
Less than –1.0% and Greater than –1.5%	3	0.32
Less than –1.5%	1	0.11

	940	100.00%

SUPPLEMENTAL INFORMATION	89

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Morningstar Large Value Index Fund

Period Covered: July 1, 2004 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	1	0.11%
Greater than 2.0% and Less than 2.5%	1	0.11
Greater than 1.5% and Less than 2.0%	1	0.11
Greater than 1.0% and Less than 1.5%	1	0.11
Greater than 0.5% and Less than 1.0%	7	0.74
Between 0.5% and –0.5%	921	97.96
Less than –0.5% and Greater than –1.0%	5	0.53
Less than –1.0% and Greater than –1.5%	1	0.11
Less than –1.5% and Greater than –2.0%	1	0.11
Less than –2.0%	1	0.11

	940	100.00%

iShares Morningstar Mid Core Index Fund

Period Covered: July 1, 2004 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	2	0.21%
Greater than 1.0% and Less than 1.5%	4	0.43
Greater than 0.5% and Less than 1.0%	3	0.32
Between 0.5% and –0.5%	925	98.40
Less than –0.5% and Greater than –1.0%	3	0.32
Less than –1.0% and Greater than –1.5%	2	0.21
Less than –1.5%	1	0.11

	940	100.00%

iShares Morningstar Mid Growth Index Fund

Period Covered: July 1, 2004 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	4	0.43%
Greater than 2.0% and Less than 2.5%	1	0.11
Greater than 1.5% and Less than 2.0%	1	0.11
Greater than 1.0% and Less than 1.5%	1	0.11
Greater than 0.5% and Less than 1.0%	6	0.64
Between 0.5% and –0.5%	919	97.75
Less than –0.5% and Greater than –1.0%	3	0.32
Less than –1.0% and Greater than –1.5%	2	0.21
Less than –1.5% and Greater than –2.0%	1	0.11
Less than –2.0%	2	0.21

	940	100.00%

90	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Morningstar Mid Value Index Fund

Period Covered: July 1, 2004 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	1	0.11%
Greater than 1.0% and Less than 1.5%	2	0.21
Greater than 0.5% and Less than 1.0%	4	0.43
Between 0.5% and –0.5%	927	98.61
Less than –0.5% and Greater than –1.0%	1	0.11
Less than –1.0% and Greater than –1.5%	2	0.21
Less than –1.5% and Greater than –2.0%	1	0.11
Less than –2.0%	2	0.21

	940	100.00%

iShares Morningstar Small Core Index Fund

Period Covered: July 1, 2004 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	2	0.21%
Greater than 1.5% and Less than 2.0%	3	0.32
Greater than 1.0% and Less than 1.5%	4	0.43
Greater than 0.5% and Less than 1.0%	7	0.74
Between 0.5% and –0.5%	915	97.34
Less than –0.5% and Greater than –1.0%	4	0.43
Less than –1.0% and Greater than –1.5%	2	0.21
Less than –1.5%	3	0.32

	940	100.00%

iShares Morningstar Small Growth Index Fund

Period Covered: July 1, 2004 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	7	0.74%
Greater than 1.5% and Less than 2.0%	2	0.21
Greater than 1.0% and Less than 1.5%	3	0.32
Greater than 0.5% and Less than 1.0%	12	1.28
Between 0.5% and –0.5%	907	96.50
Less than –0.5% and Greater than –1.0%	5	0.53
Less than –1.0% and Greater than –1.5%	2	0.21
Less than –1.5%	2	0.21

	940	100.00%

SUPPLEMENTAL INFORMATION	91

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Morningstar Small Value Index Fund

Period Covered: July 1, 2004 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	4	0.43%
Greater than 1.0% and Less than 1.5%	4	0.43
Greater than 0.5% and Less than 1.0%	8	0.85
Between 0.5% and –0.5%	911	96.89
Less than –0.5% and Greater than –1.0%	9	0.96
Less than –1.0% and Greater than –1.5%	1	0.11
Less than –1.5% and Greater than –2.0%	1	0.11
Less than –2.0% and Greater than –2.5%	1	0.11
Less than –2.5%	1	0.11

	940	100.00%

92	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds (“BGIF”) and Master Investment Portfolio (“MIP”) are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 156 portfolios within the fund complex. In addition, Lee T. Kranefuss serves as a Trustee for BGIF and MIP and oversees an additional 24 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee and Officer is c/o Barclays Global Investors, N.A., 400 Howard Street, San Francisco, California 94105. The Board has designated George G.C. Parker as its Lead Independent Trustee. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss, 1961	Trustee and Chairman (since 2003).	Global Chief Executive Officer, iShares/Intermediary Groups of BGI (since 2008); Chief Executive Officer, iShares Intermediary Index and Market Group of BGI (2005-2008); Chief Executive Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2005); Director of BGFA (since 2005); Director, President and Chief Executive Officer of Barclays Global Investors International, Inc. (since 2005); Director and Chairman of Barclays Global Investors Services (since 2005).	Director of iShares, Inc. (since 2003); Trustee of BGlF and MIP (since 2001).

*John E. Martinez, 1962	Trustee (since 2003).	Co-Chief Executive Officer of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003); Director, Barclays Global Investors UK Holdings, Inc. (2000-2003).	Director of iShares, Inc. (since 2003); Director of Real Estate Equity Exchange (since 2005); Chairman, Independent Review Committee, Canadian iShares Funds (since 2007).

*	Lee T. Kranefuss and John E. Martinez are deemed to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment adviser; BGI, the parent company of BGFA; and Barclays Global Investors Services, an affiliate of BGFA and BGI.

TRUSTEE AND OFFICER INFORMATION	93

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
George G.C. Parker, 1939	Trustee (since 2000); Lead Independent Trustee (since 2006).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (since 1994).	Director of iShares, Inc. (since 2002); Director of Continental Airlines, Inc. (since 1996); Director of Community First Financial Group (since 1995); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of NETGEAR, Inc. (since 2007).

Cecilia H. Herbert, 1949	Trustee (since 2005).	Chair of Investment Committee Archdiocese of San Francisco (1994-2005); Director (since 1998) and President (since 2007) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee of the Montgomery Funds (1992-2003); Trustee (since 2005) and Chair of the Finance and Investment Committees (since 2006) of the Thacher School.	Director of iShares, Inc. (since 2005).

Charles A. Hurty, 1943	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002); Director of CSFB Alternative Investments Fund (6 portfolios) (since 2005).

John E. Kerrigan, 1955	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002); Managing Director, Merrill Lynch (1994-2002).	Director of iShares, Inc. (since 2005); Member of Advisory Council for Commonfund Distressed Debt Partners II (since 2004).

94	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held

Robert H. Silver, 1955	Trustee (since 2007).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); President and Chief Operating Officer (2003-2005) and Director (1999-2005) of UBS Financial Services, Inc.; President and Chief Executive Officer of UBS Services USA, LLC (1999-2005); Managing Director, UBS America, Inc. (2000-2005); Director and Vice Chairman of the YMCA of Greater NYC (since 2001); Broadway Producer (since 2006).	Director of iShares, Inc. (since 2007); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (since 2006).

Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Michael A. Latham, 1965	President (since 2007).	Head of Americas iShares (since 2007); Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2007); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (since 2005).	None.

Geoffrey D. Flynn, 1956	Treasurer and Chief Financial Officer (since 2007).	Chief Operating Officer, U.S. iShares, BGI (since 2008); Director, Mutual Fund Operations, BGI (2007-2008); President, Van Kampen Investors Services (2003-2007); Managing Director, Morgan Stanley (2002-2007); President, Morgan Stanley Trust, FSB (2002-2007).	None.

TRUSTEE AND OFFICER INFORMATION	95

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers (Continued)

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Eilleen M. Clavere, 1952	Secretary (since 2007).	Head of Legal Administration of Intermediary Investors Business of BGI (since 2006); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel of Kirkpatrick & Lockhart LLP (2001-2005).	None.

Ira P. Shapiro, 1963	Vice President and Chief Legal Officer (since 2007).	Associate General Counsel, BGI (since 2004); First Vice President of Merrill Lynch Investment Managers (1993-2004).	None.

Amy Schioldager, 1962	Executive Vice President (since 2007).	Head of U.S. Indexing, BGI (since 2006); Head of Domestic Equity Portfolio Management, BGI (2001-2006).	None.

H. Michael Williams, 1960	Executive Vice President (since 2007).	Vice Chairman – Capital Markets, BGI (since 2008); Head of Global Index and Markets Group of BGI (2006-2008); Global Head of Securities Lending, BGI (2002-2006).	Trustee of BGIF and MIP (since 2007); Trustee, University of California, Berkeley Foundation; Executive Board, College of Letters and Science, University of California, Berkeley.

Patrick O’Connor, 1967	Vice President (since 2007).	Head of iShares Portfolio Management, BGI (since 2006); Senior Portfolio Manager, BGI (1999-2006).	None.

Lee Sterne, 1965	Vice President (since 2007).	Head of U.S. Fixed Income Index and iShares, BGI (since 2007); Senior Portfolio Manager, BGI (2004-2007); Portfolio Manager, BGI (2001-2004).	None.

Matt Tucker, 1972	Vice President (since 2007).	Head of U.S. Fixed Income Investment Solutions, BGI (since 2005); Fixed Income Investment Strategist, BGI (2003-2005); Fixed Income Portfolio Manager, BGI (1997-2003).	None.

96	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P North American Natural Resources Sector (IGE)

iShares S&P North American Technology-Multimedia Networking (IGN)

iShares S&P North American Technology- Semiconductors (IGW)

iShares S&P North American Technology- Software (IGV)

iShares S&P North American Technology Sector (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office (FIO)

iShares FTSE NAREIT Mortgage REITs (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential (REZ)

iShares FTSE NAREIT Retail (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Infrastructure (IGF)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI Chile (ECH)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Israel Capped Investable Market (EIS)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Japan Small Cap (SCJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI Thailand Investable Market (THD)

iShares MSCI Turkey Investable Market (TUR)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman Short Treasury (SHV)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 3-7 Year Treasury (IEI)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 10-20 Year Treasury (TLH)

iShares Lehman 20+ Year Treasury (TLT)

iShares Lehman TIPS (TIP)

iShares Lehman Credit (CFT)

iShares Lehman 1-3 Year Credit (CSJ)

iShares Lehman Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Lehman Government/Credit (GBF)

iShares Lehman Intermediate Government/Credit (GVI)

iShares Lehman MBS (MBB)

iShares S&P National Municipal (MUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares JPMorgan USD Emerging Markets (EMB)

iShares Specialty Index Funds

iShares KLD 400 Social (DSI)

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares FTSE Developed Small Cap ex-North America (IFSM)

iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. (IFGL)

iShares FTSE EPRA/NAREIT North America (IFNA)

iShares FTSE EPRA/NAREIT Europe (IFEU)

iShares FTSE EPRA/NAREIT Asia (IFAS)

iShares MSCI ACWI (ACWI)

iShares MSCI ACWI ex US (ACWX)

iShares MSCI BRIC (BKF)

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI EAFE Small Cap (SCZ)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Kokusai (TOK)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Asia 50 (AIA)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares S&P World ex-U.S. Property (WPS)

iSHARES FAMILY OF FUNDS	97

The iShares® Family of Funds (Continued)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., KLD Research & Analytics, Inc., MSCI Inc., Morningstar Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50 Index, FTSE NAREIT Residential Index, FTSE NAREIT Retail Index, FTSE NAREIT Mortgage REITs Index or FTSE NAREIT Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade-and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade-and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2008 Annual Report.

6712-iS-0408

98	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to the iShares Funds. BGFA is a subsidiary of Barclays Global Investors, N.A., neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, is affiliated with the company listed above.

©2008 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

iShares®

LET’S BUILD A BETTER INVESTMENT WORLD.SM

BARCLAYS GLOBAL INVESTORS

Management’s Discussion of Fund Performance

iSHARES® FTSE EPRA/NAREIT ASIA INDEX FUND

Performance as of April 30, 2008

Cumulative Total Returns

Inception to 4/30/08

NAV	MARKET	INDEX
(9.49)%	(9.30)%	(9.40)%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 11/12/07.

The Fund’s per share net asset value or ”NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

As of the fiscal year ended 4/30/08, the Fund did not have six months of performance and therefore line graphs are not presented.

PORTFOLIO ALLOCATION As of 4/30/08
Industry	Percentage of Net Assets
Real Estate Operating/Development	48.78%

REITs – Shopping Centers	16.09

REITs – Diversified	14.29

Real Estate Management/Services	10.55

REITs – Office Property	8.64

REITs – Warehouse/Industrial	0.89

Building – Residential/Commercial	0.20

Short-Term and Other Net Assets	0.56

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 4/30/08
Security	Percentage of Net Assets
Westfield Group (Australia)	10.37%

Sun Hung Kai Properties Ltd. (Hong Kong)	10.16

Mitsubishi Estate Co. Ltd. (Japan)	9.39

Mitsui Fudosan Co. Ltd. (Japan)	6.98

Sumitomo Realty & Development Co. Ltd. (Japan)	3.46

Stockland Corp. Ltd. (Australia)	3.15

Henderson Land Development Co. Ltd. (Hong Kong)	2.66

Hang Lung Properties Ltd. (Hong Kong)	2.64

China Overseas Land & Investment Ltd. (China)	2.54

Hongkong Land Holdings Ltd. (Hong Kong)	2.42

TOTAL	53.77%

The iShares FTSE EPRA/NAREIT Asia Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE EPRA/NAREIT Asia Index (the “Index”). The Index measures the stock performance of companies engaged in the ownership and development of the Asian real estate market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from November 12, 2007 (inception date of the Fund) through April 30, 2008 (the “reporting period”), the Fund declined 9.49%, while the Index declined 9.40%.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® FTSE EPRA/NAREIT ASIA INDEX FUND

Asian equity markets declined for the reporting period amid a substantial increase in volatility. A deepening global “credit crunch ”brought on by problems within the U.S. subprime lending industry took its toll on economic activity and profit growth worldwide. Many Asian economies were hurt by weaker exports to the U.S. and, to a lesser extent, Europe in a slowing economic environment. Consequently, Asian stock markets declined sharply for much of the reporting period, only staging a moderate recovery during the last six weeks of the period as credit and economic fears began to ease.

China, which had been the best-performing stock market in Asia over the past several years thanks to robust economic expansion and a substantial infrastructure build-out, fell the most during the reporting period. Hong Kong, Australia, and New Zealand also suffered double-digit declines. The Japanese market performed the best, benefiting from improving economic conditions.

Asian real estate stocks, as represented by the Index, modestly lagged the broad Asian equity indexes for the reporting period. Real estate stocks in Japan, the largest country weighting in the Index during the period, fell in response to the U.S. subprime problems and “credit crunch, ”even though commercial property prices rose in 2007 for the first time in 16 years. Several Australian real estate companies also had noteworthy exposure to the faltering U.S. property market. Hong Kong, which was one of the hottest property markets worldwide in 2007, faced a correction in early 2008.

Seven of the Fund’s ten largest holdings as of April 30, 2008, declined for the reporting period. The weakest performers were real estate development companies Sumitomo Realty & Development Co. Ltd. in Japan and Henderson Land Development Co. Ltd. in Hong Kong. Other notable decliners included Chinese property firm China Overseas Land & Investment Ltd. and Australian real estate investment company Stockland Corp. Ltd. The three stocks among the Fund’s ten largest holdings to advance for the reporting period were led by Japanese real estate companies Mitsubishi Estate Co. Ltd. and Mitsui Fudosan Co. Ltd., both of which benefited from rising property prices and rising rents. The Fund’s largest holding, Australian shopping mall owner Westfield Group, also gained ground for the reporting period.

2	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® FTSE EPRA/NAREIT EUROPE INDEX FUND

Performance as of April 30, 2008

Cumulative Total Returns

Inception to 4/30/08

NAV	MARKET	INDEX
(0.71)%	1.01%	(0.85)%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 11/12/07.

The Fund’s per share net asset value or ”NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

As of the fiscal year ended 4/30/08, the Fund did not have six months of performance and therefore line graphs are not presented.

PORTFOLIO ALLOCATION As of 4/30/08
Industry	Percentage of Net Assets
REITs – Diversified	59.64%

Real Estate Management/Services	19.42

REITs – Office Property	8.68

Real Estate Operating/Development	7.36

Investment Companies	2.17

REITs – Shopping Centers	1.12

REITs – Storage	0.47

REITs – Warehouse/Industrial	0.37

REITs – Health Care	0.13

Short-Term and Other Net Assets	0.64

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 4/30/08
Security	Percentage of Net Assets
Unibail-Rodamco (France)	13.81%

Land Securities Group PLC (United Kingdom)	9.24

British Land Co. PLC (United Kingdom)	5.56

Liberty International PLC (United Kingdom)	4.62

Corio NV (Netherlands)	4.19

Hammerson PLC (United Kingdom)	3.80

IMMOFINANZ AG (Austria)	3.42

Klepierre (France)	2.85

SEGRO PLC (United Kingdom)	2.60

Fonciere des Regions (France)	2.11

TOTAL	52.20%

The iShares FTSE EPRA/NAREIT Europe Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE EPRA/NAREIT Europe Index (the “Index”). The Index measures the stock performance of companies engaged in the ownership and development of the European real estate market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from November 12, 2007 (inception date of the Fund) through April 30, 2008 (the “reporting period”), the Fund declined 0.71%, while the Index declined 0.85%.

European equity markets declined for the reporting period amid a substantial increase in volatility. A deepening global “credit crunch” brought on by problems within the U.S. subprime lending industry took its toll on economic activity and profit growth worldwide. In

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance (Continued)

iSHARES® FTSE EPRA/NAREIT EUROPE INDEX FUND

response, the European Central Bank injected liquidity into the financial system and shifted to a stable interest rate policy, remaining mindful of inflationary pressures driven by rising commodity prices. Nonetheless, European stock markets declined sharply for much of the reporting period, only staging a moderate recovery during the last six weeks of the period as credit and economic fears began to ease.

Every developed market in Europe posted negative returns for the reporting period. Finland, Sweden, and the United Kingdom suffered double-digit declines, while markets in Norway, Denmark, and Spain held up the best.

European real estate stocks, as represented by the Index, outperformed the broad European equity indexes for the reporting period. The Index held up well despite its heavy weighting in the U.K., which comprised more than one-third of the Index as of the end of the reporting period. The U.K. real estate sector was hit particularly hard by the subprime problems in the U.S. However, solid gains for real estate stocks elsewhere in Europe – particularly in France and the Netherlands, the second- and third-largest country weightings in the Index – helped offset the decline in the U.K.

The Fund’s ten largest holdings as of April 30, 2008, generated mixed results for the reporting period. The best performer was French shopping mall operator Klepierre, which reported strong revenue growth despite a broad slowdown in European economic activity. The Fund’s largest holding, French retail and office owner Unibail-Rodamco, also posted a strong return. Other top ten holdings that produced double-digit gains included French property company Fonciere des Regions and Dutch shopping center owner Corio NV. The four stocks among the Fund’s top ten holdings to decline for the reporting period were all U.K.-based companies, led by retail property owners Liberty International PLC and British Land Co. PLC.

4	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® FTSE EPRA/NAREIT GLOBAL REAL ESTATE EX-U.S. INDEX FUND

Performance as of April 30, 2008

Cumulative Total Returns

Inception to 4/30/08

NAV	MARKET	INDEX
(6.88)%	(4.53)%	(6.76)%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 11/12/07.

The Fund’s per share net asset value or ”NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

As of the fiscal year ended 4/30/08, the Fund did not have six months of performance and therefore line graphs are not presented.

PORTFOLIO ALLOCATION As of 4/30/08
Industry	Percentage of Net Assets
Real Estate Operating/Development	34.98%

REITs – Diversified	28.52

Real Estate Management/Services	12.53

REITs – Shopping Centers	11.90

REITs – Office Property	8.30

REITs – Warehouse/Industrial	1.12

REITs – Apartments	0.65

Investment Companies	0.54

REITs – Health Care	0.38

REITs – Storage	0.20

REITs – Hotels	0.19

Building – Residential/Commercial	0.15

Short-Term and Other Net Assets	0.54

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 4/30/08
Security	Percentage of Net Assets
Sun Hung Kai Properties Ltd. (Hong Kong)	6.63%

Westfield Group (Australia)	6.62

Mitsubishi Estate Co. Ltd. (Japan)	5.79

Mitsui Fudosan Co. Ltd. (Japan)	4.47

Unibail-Rodamco (France)	4.29

Land Securities Group PLC (United Kingdom)	2.85

Sumitomo Realty & Development Co. Ltd. (Japan)	2.33

Stockland Corp. Ltd. (Australia)	2.01

British Land Co. PLC (United Kingdom)	1.77

Hang Lung Properties Ltd. (Hong Kong)	1.72

TOTAL	38.48%

The iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index (the “Index”). The Index measures the stock performance of companies engaged in the ownership, disposure and development of the Canadian, European and Asian real estate markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from November 12, 2007 (inception date of the Fund) through April 30, 2008 (the “reporting period”), the Fund declined 6.88%, while the Index declined 6.76%.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® FTSE EPRA/NAREIT GLOBAL REAL ESTATE EX-U.S. INDEX FUND

Global equity markets declined for the reporting period amid a substantial increase in volatility. A deepening global “credit crunch” brought on by problems within the U.S. subprime lending industry took its toll on economic activity and profit growth worldwide. Although many of the world’s central banks injected liquidity into the financial system to relieve some of the pressure on the credit market, global stocks fell sharply for most of the reporting period. However, stock markets worldwide staged a comeback in the final six weeks as credit and economic fears began to ease.

Global real estate stocks, as represented by the Index, performed in line with the broad global equity indexes for the reporting period. Real estate stocks in Japan, the largest country weighting in the Index, fell in response to the subprime problems and “credit crunch”, but commercial property prices rose in 2007 for the first time in 16 years. In Europe, the United Kingdom real estate sector was also hit hard by the subprime crisis, but solid gains for real estate stocks in France and the Netherlands helped offset the decline in the U.K.

Six of the Fund’s ten largest holdings as of April 30, 2008, declined for the reporting period. The weakest performers were Japanese real estate development company Sumitomo Realty & Development Co. Ltd. and U.K.-based retail property owner British Land Co. PLC. Other noteworthy decliners included Australian real estate investment company Stockland Corp. Ltd. and British retail owner Land Securities Group PLC. The four stocks among the Fund’s ten largest holdings to advance for the reporting period were led by French retail and office property owner Unibail-Rodamco, which reported strong revenue growth despite a broad slowdown in European economic activity. Japanese real estate companies Mitsubishi Estate Co. Ltd. and Mitsui Fudosan Co. Ltd. also advanced, benefiting from rising property prices and higher rents. Australian shopping mall owner Westfield Group also gained ground for the reporting period.

6	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® FTSE EPRA/NAREIT NORTH AMERICA INDEX FUND

Performance as of April 30, 2008

Cumulative Total Returns

Inception to 4/30/08

NAV	MARKET	INDEX
0.08%	0.57%	(0.35)%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 11/12/07.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

As of the fiscal year ended 4/30/08, the Fund did not have six months of performance and therefore line graphs are not presented.

PORTFOLIO ALLOCATION As of 4/30/08
Industry	Percentage of Net Assets
REITs – Apartments	14.60%

REITs – Shopping Centers	13.50

REITs – Regional Malls	13.32

REITs – Office Property	11.66

REITs – Diversified	11.46

REITs – Health Care	9.62

REITs – Warehouse/Industrial	9.14

REITs – Hotels	6.05

REITs – Storage	4.64

Real Estate Operating/Development	2.11

REITs – Outlet Centers	1.66

Private Corrections	1.01

REITs – Manufactured Homes	0.61

Medical – Nursing Homes	0.19

REITs – Mortgage	0.19

Short-Term and Other Net Assets	0.24

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 4/30/08
Security	Percentage of Net Assets
Simon Property Group Inc.	7.05%

ProLogis	5.00

Vornado Realty Trust	4.49

Boston Properties Inc.	3.78

Public Storage	3.67

Equity Residential	3.64

General Growth Properties Inc.	3.23

Kimco Realty Corp.	3.22

Host Hotels & Resorts Inc.	2.79

AvalonBay Communities Inc.	2.52

TOTAL	39.39%

The iShares FTSE EPRA/NAREIT North America Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE EPRA/NAREIT North America Index (the “Index”). The Index measures the stock performance of companies engaged in the ownership and development of the North American real estate market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance (Continued)

iSHARES® FTSE EPRA/NAREIT NORTH AMERICA INDEX FUND

Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from November 12, 2007 (inception date of the Fund) through April 30, 2008 (the “reporting period”), the Fund returned 0.08%, while the Index declined 0.35%.

North American equity markets declined for the reporting period amid a substantial increase in volatility. A deepening global “credit crunch” brought on by problems associated with the U.S. subprime lending industry took its toll on economic activity and profit growth. The Federal Reserve (the “Fed”), in concert with other central banks, injected some liquidity into the financial system and cut short-term interest rates aggressively, lowering its federal funds rate from 4.50% to 2.00% through numerous rate cuts during the reporting period. The Fed’s rate cuts, however, sparked some concerns about inflation in light of surging prices for oil, food, and other commodities. Consequently, North American stock markets tumbled sharply for much of the reporting period, only staging a moderate recovery during the last six weeks of the period as credit and economic fears began to ease. On a relative basis, the Canadian stock market held up slightly better than the U.S. market during the period.

North American real estate stocks, as represented by the Index, outperformed the broad equity indexes for the reporting period. The slowing economy, subprime problems, and “credit crunch” put downward pressure on real estate stocks in the first half of the reporting period. However, real estate stocks rebounded strongly over the last two months of the period as investors appeared to take advantage of high dividend yields and low valuations in the sector.

The Fund’s ten largest holdings as of April 30, 2008, generated mixed results for the reporting period. The best performers were self-storage owner Public Storage, which benefited from its strong balance sheet and market share gains, and apartment owner Equity Residential, which enjoyed rising demand as tighter lending standards and the deteriorating housing market led many potential homebuyers to rent rather than own. On the negative side, the weakest performers among the Fund’s top ten holdings included regional mall owner General Growth Properties Inc. and industrial property owner ProLogis.

8	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® FTSE NAREIT INDUSTRIAL/OFFICE INDEX FUND

Performance as of April 30, 2008

Cumulative Total Returns

Inception to 4/30/08

NAV	MARKET	INDEX
(14.30)%	(14.32)%	(14.09)%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 5/1/07.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/4/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance (Continued)

iSHARES® FTSE NAREIT INDUSTRIAL/OFFICE INDEX FUND

PORTFOLIO ALLOCATION As of 4/30/08
Industry	Percentage of Net Assets
REITs – Office Property	51.76%

REITs – Warehouse/Industrial	35.36

REITs – Diversified	12.63

Short-Term and Other Net Assets	0.25

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 4/30/08
Security	Percentage of Net Assets
ProLogis	20.58%

Boston Properties Inc.	15.56

SL Green Realty Corp.	7.13

AMB Property Corp.	6.34

Duke Realty Corp.	4.96

Alexandria Real Estate Equities Inc.	4.95

Liberty Property Trust	4.84

Mack-Cali Realty Corp.	4.40

Highwoods Properties Inc.	3.33

DCT Industrial Trust Inc.	2.93

TOTAL	75.02%

The iShares FTSE NAREIT Industrial/Office Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE NAREIT Industrial/Office Index (the “Index”). The Index measures the performance of the industrial and office real estate sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from May 1, 2007 (inception date of the Fund) through April 30, 2008 (the “reporting period”), the Fund declined 14.30%, while the Index declined 14.09%.

Domestic equity markets declined for the reporting period against a backdrop of increasing volatility. The volatility was fueled by problems in the subprime mortgage industry which led to a “credit crunch” and spread to broader areas of the economy as the reporting period progressed. Many banks and financial institutions announced large subprime-related losses, some financial institutions struggled under the weight of deteriorating credit conditions, and corporate earnings growth slowed. Energy and commodity prices climbed as the U.S. dollar declined, driving inflation worries despite evidence of slowing economic activity. Responding to signs of a slowing economy, the Federal Reserve (the “Fed”) took decisive action. The Fed lowered its federal funds target rate for the first time since June 2003, cutting rates seven times during the reporting period, bringing the rate down to 2.00% by the end of the period. Late in the first quarter of 2008, the Fed also made less routine moves, initiating several actions aimed at increasing liquidity levels in financial markets. In the final month of the reporting period, the outlook appeared to improve for both the economy and the equity markets: home prices showed signs of stabilizing, March retail sales were stronger than anticipated, and first-quarter GDP increased.

Deteriorating conditions in the housing market and the “credit crunch” had a negative impact on real estate investment trusts (“REITs”), which suffered double-digit declines for the reporting period. As a group, office and industrial REITs (as represented by the Index) performed in line with the broad REIT sector, though there was a wide disparity between the two segments. Office REITs lagged the overall REIT sector as the economic slowdown led to reduced demand for office space, which resulted in rising office vacancies that put downward pressure on rents. In contrast, industrial REITs, which own warehouses and distribution centers, held up considerably better as occupancy rates remained steady. Strong export growth – a product of the weak U.S. dollar – and excess inventories resulting from the slowing economy sustained demand for warehouse space. Furthermore, many industrial REITs had notable international exposure, which allowed them to benefit from robust growth outside the U.S.

10	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® FTSE NAREIT INDUSTRIAL/OFFICE INDEX FUND

Nearly all of the Fund’s ten largest holdings as of April 30, 2008, declined during the reporting period. Office REITs were the weakest performers, led by SL Green Realty Corp., Liberty Property Trust, and Mack-Cali Realty Corp. Another noteworthy decliner was Duke Realty Corp., which owns a diversified portfolio of office, industrial, and retail properties. The only stock among the Fund’s top ten holdings to advance for the reporting period was Alexandria Real Estate Equities Inc., which owns properties that contain scientific research laboratories. Alexandria’s properties tend to be immune to economic conditions, so their occupancy levels are relatively stable, which proved to be beneficial in the challenging economic environment.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® FTSE NAREIT MORTGAGE REITs INDEX FUND

Performance as of April 30, 2008

Cumulative Total Returns

Inception to 4/30/08

NAV	MARKET	INDEX
(44.66)%	(44.82)%	(42.90)%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 5/1/07.

The Fund’s per share net asset value or ”NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/4/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

12	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® FTSE NAREIT MORTGAGE REITs INDEX FUND

PORTFOLIO ALLOCATION As of 4/30/08
Industry	Percentage of Net Assets
REITs – Mortgage	88.10%

REITs – Diversified	4.16

REITs – Health Care	3.05

Finance – Investment Banker/Broker	2.82

Finance – Mortgage Loan/Banker	1.27

Short-Term and Other Net Assets	0.60

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 4/30/08
Security	Percentage of Net Assets
Annaly Capital Management Inc.	22.94%

Redwood Trust Inc.	7.36

MFA Mortgage Investments Inc.	7.20

NorthStar Realty Finance Corp.	5.94

Capstead Mortgage Corp.	5.78

Anworth Mortgage Asset Corp.	4.90

Anthracite Capital Inc.	4.88

Capital Trust Inc. Class A	4.55

Newcastle Investment Corp.	4.46

Arbor Realty Trust Inc.	4.25

TOTAL	72.26%

The iShares FTSE NAREIT Mortgage REITs Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE NAREIT Mortgage REITs Index (the “Index”). The Index measures the performance of the residential and commercial mortgage real estate sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from May 1, 2007 (inception date of the Fund) through April 30, 2008 (the “reporting period”), the Fund declined 44.66%, while the Index declined 42.90%.

Domestic equity markets declined for the reporting period against a backdrop of increasing volatility. The volatility was fueled by problems in the subprime mortgage industry which led to a “credit crunch” and spread to broader areas of the economy as the reporting period progressed. Many banks and financial institutions announced large subprime-related losses, some financial institutions struggled under the weight of deteriorating credit conditions, and corporate earnings growth slowed. Energy and commodity prices climbed as the U.S. dollar declined, driving inflation worries despite evidence of slowing economic activity. Responding to signs of a slowing economy, the Federal Reserve (the “Fed”) took decisive action. The Fed lowered its federal funds target rate for the first time since June 2003, cutting rates seven times during the reporting period, bringing the rate down to 2.00% by the end of the period. Late in the first quarter of 2008, the Fed also made less routine moves, initiating several actions aimed at increasing liquidity levels in financial markets. In the final month of the reporting period, the outlook appeared to improve for both the economy and the equity markets: home prices showed signs of stabilizing, March retail sales were stronger than anticipated, and first-quarter GDP increased.

Deteriorating conditions in the housing market and the “credit crunch” had a negative impact on real estate investment trusts (“REITs”) in general, but mortgage REITs were hit the hardest. While the broad REIT sector suffered a more modest double-digit decline for the reporting period, mortgage REITs (as represented by the Index) slumped by more than 40%. Mortgage REITs are specialty finance companies that invest in residential and commercial mortgages and mortgage-backed securities. The problems surrounding the subprime mortgage market led many mortgage REITs to take substantial write-downs on their residential mortgage-backed securities, leading to sizable losses. In addition, mortgage REITs need access to fresh capital to grow their portfolios, and tighter lending standards for much of the reporting period made securing this capital increasingly difficult.

Seven of the Fund’s ten largest holdings as of April 30, 2008, fell during the reporting period, with all but one of those seven registering declines of more than 20%. The weakest performer was Newcastle Investment Corp., which invests in a diverse array of mortgage-related debt.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance (Continued)

iSHARES® FTSE NAREIT MORTGAGE REITs INDEX FUND

Other noteworthy decliners included Arbor Realty Trust Inc., which originates bridge and mezzanine loans in addition to its mortgage security investments, and Capital Trust Inc., which focuses on commercial property debt. The three stocks among the Fund’s top ten holdings to advance for the reporting period were led by Capstead Mortgage Corp., which invests primarily in adjustable-rate mortgage securities backed by government-sponsored entities. Capstead’s focus on high-quality mortgage-backed securities limited its exposure to the liquidity and credit risk plaguing the rest of the mortgage REIT segment. The other two positive performers were Annaly Capital Management Inc. – the Fund’s largest holding, comprising nearly one-quarter of the Fund’s net assets at April 30, 2008 – and MFA Mortgage Investments Inc., both of which also had notable exposure to high-quality, government-sponsored mortgage debt.

14	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® FTSE NAREIT REAL ESTATE 50 INDEX FUND

Performance as of April 30, 2008

Cumulative Total Returns

Inception to 4/30/08

NAV	MARKET	INDEX
(13.05)%	(12.92)%	(12.68)%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 5/1/07.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/4/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance (Continued)

iSHARES® FTSE NAREIT REAL ESTATE 50 INDEX FUND

PORTFOLIO ALLOCATION As of 4/30/08
Industry	Percentage of Net Assets
REITs – Regional Malls	16.06%

REITs – Apartments	13.29

REITs – Office Property	12.82

REITs – Shopping Centers	11.34

REITs – Diversified	10.04

REITs – Health Care	9.39

REITs – Warehouse/Industrial	8.95

REITs – Hotels	4.64

REITs – Storage	4.48

REITs – Mortgage	2.86

Forestry	2.72

Paper & Related Products	1.95

REITs – Outlet Centers	1.30

Short-Term and Other Net Assets	0.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 4/30/08
Security	Percentage of Net Assets
Simon Property Group Inc.	8.63%

ProLogis	6.21

Vornado Realty Trust	5.46

Boston Properties Inc.	4.62

Public Storage	4.48

Equity Residential	4.33

Kimco Realty Corp.	3.91

General Growth Properties Inc.	3.89

Host Hotels & Resorts Inc.	3.48

AvalonBay Communities Inc.	3.03

TOTAL	48.04%

The iShares FTSE NAREIT Real Estate 50 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE NAREIT Real Estate 50 Index (the “Index”). The Index measures the performance of the large-cap real estate sector of the U.S. equity market and is comprised of the 50 largest real estate investment trust (“REIT”) companies within the FTSE NAREIT Composite Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from May 1, 2007 (inception date of the Fund) through April 30, 2008 (the “reporting period”), the Fund declined 13.05%, while the Index declined 12.68%.

Domestic equity markets declined for the reporting period against a backdrop of increasing volatility. The volatility was fueled by problems in the subprime mortgage industry which led to a “credit crunch” and spread to broader areas of the economy as the reporting period progressed. Many banks and financial institutions announced large subprime-related losses, some financial institutions struggled under the weight of deteriorating credit conditions, and corporate earnings growth slowed. Energy and commodity prices climbed as the U.S. dollar declined, driving inflation worries despite evidence of slowing economic activity. Responding to signs of a slowing economy, the Federal Reserve (the “Fed”) took decisive action. The Fed lowered its federal funds target rate for the first time since June 2003, cutting rates seven times during the reporting period, bringing the rate down to 2.00% by the end of the period. Late in the first quarter of 2008, the Fed also made less routine moves, initiating several actions aimed at increasing liquidity levels in financial markets. In the final month of the reporting period, the outlook appeared to improve for both the economy and the equity markets: home prices showed signs of stabilizing, March retail sales were stronger than anticipated, and first-quarter GDP increased.

The slowing economy, deteriorating conditions in the housing market, and the “credit crunch” had a negative impact on REITs, which suffered double-digit declines for the reporting period and underperformed the broad stock market indexes. The economic slowdown led to a general increase in commercial property vacancies; the housing market problems spilled over into the commercial market, depressing property values; and the “credit crunch” made development financing more challenging.

16	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® FTSE NAREIT REAL ESTATE 50 INDEX FUND

Mortgage REITs, which invest in mortgages and mortgage-backed securities, declined the most as problems within the subprime lending industry led to substantial write-downs on residential mortgage-backed securities. Retail REITs, which own shopping centers and regional malls, also performed poorly as a slowdown in consumer spending led to waning demand for retail space, putting downward pressure on rents. Lodging and office REITs felt the ill effects of the economic downturn on occupancy rates in hotels and office buildings. The best performers in the REIT sector included health care REITs, which are relatively immune to the economic environment, and industrial REITs, which benefited from steady warehouse demand and international exposure. Apartment REITs also held up well as tighter lending standards and the housing market difficulties led many potential homebuyers to rent rather than own.

Nine of the Fund’s ten largest holdings as of April 30, 2008, declined during the reporting period. The weakest performers were regional mall owner General Growth Properties Inc. and Host Hotels & Resorts Inc., which owns and operates luxury hotels. Other top-ten holdings that suffered double-digit declines for the reporting period included office and retail property owner Vornado Realty Trust, apartment REIT AvalonBay Communities Inc., and neighborhood shopping center owner Kimco Realty Corp. The only stock among the Fund’s top ten holdings to advance for the reporting period was self-storage REIT Public Storage, which benefited from its strong balance sheet and market share gains.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance

iSHARES® FTSE NAREIT RESIDENTIAL INDEX FUND

Performance as of April 30, 2008

Cumulative Total Returns

Inception to 4/30/08

NAV	MARKET	INDEX
(7.70)%	(6.97)%	(8.52)%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 5/1/07.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/4/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

18	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® FTSE NAREIT RESIDENTIAL INDEX FUND

PORTFOLIO ALLOCATION As of 4/30/08
Industry	Percentage of Net Assets
REITs – Apartments	85.45%

REITs – Manufactured Homes	6.61

REITs – Diversified	4.55

REITs – Health Care	3.15

Short-Term and Other Net Assets	0.24

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 4/30/08
Security	Percentage of Net Assets
Equity Residential	24.32%

AvalonBay Communities Inc.	17.11

UDR Inc.	7.10

Essex Property Trust Inc.	4.98

Camden Property Trust	4.97

Home Properties Inc.	4.96

BRE Properties Inc. Class A	4.90

Post Properties Inc.	4.87

Mid-America Apartment Communities Inc.	4.87

Equity Lifestyle Properties Inc.	4.63

TOTAL	82.71%

The iShares FTSE NAREIT Residential Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE NAREIT Residential Index (the “Index”). The Index measures the performance of the residential real estate sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from May 1, 2007 (inception date of the Fund) through April 30, 2008 (the “reporting period”), the Fund declined 7.70%, while the Index declined 8.52%.

Domestic equity markets declined for the reporting period against a backdrop of increasing volatility. The volatility was fueled by problems in the subprime mortgage industry which led to a “credit crunch” and spread to broader areas of the economy as the reporting period progressed. Many banks and financial institutions announced large subprime-related losses, some financial institutions struggled under the weight of deteriorating credit conditions, and corporate earnings growth slowed. Energy and commodity prices climbed as the U.S. dollar declined, driving inflation worries despite evidence of slowing economic activity. Responding to signs of a slowing economy, the Federal Reserve (the “Fed”) took decisive action. The Fed lowered its federal funds target rate for the first time since June 2003, cutting rates seven times during the reporting period, bringing the rate down to 2.00% by the end of the period. Late in the first quarter of 2008, the Fed also made less routine moves, initiating several actions aimed at increasing liquidity levels in financial markets. In the final month of the reporting period, the outlook appeared to improve for both the economy and the equity markets: home prices showed signs of stabilizing, March retail sales were stronger than anticipated, and first-quarter GDP increased.

Deteriorating conditions in the housing market and the “credit crunch” had a negative impact on real estate investment trusts (“REITs”), which suffered double-digit declines for the reporting period. However, residential REITs (as represented by the Index) held up better than the broad REIT sector. Tighter lending standards have made it more difficult to get a mortgage, so many potential homebuyers have chosen to rent rather than own until the credit crisis passes. In addition, increased mortgage defaults and foreclosures have forced some former homeowners back into the rental market. Apartment REITs benefited from this increase in rental demand, which accelerated in early 2008. On the downside, however, a “shadow market” of rental housing – consisting of homes and condominiums that their owners have been unable to sell – led to increased supply in the rental market in certain areas of the country, putting downward pressure on these rents.

Nine of the Fund’s ten largest holdings as of April 30, 2008, declined during the reporting period. The weakest performers were Houston-based Camden Property Trust, which owns a geographically diverse portfolio of apartments, and Post Properties Inc., which operates primarily in the Southeast. Other top-ten holdings that suffered double-digit declines for the reporting period included BRE Properties Inc., which focuses on the West Coast, and AvalonBay Communities Inc. and UDR Inc., both of which are nationwide apartment owners. The only stock among the Fund’s top ten holdings to advance for the reporting period was Mid-America Apartment Communities Inc., which owns apartments throughout the Southeast. Mid-America enjoyed relatively steady results as occupancy rose to an all-time high in early 2008.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

Management’s Discussion of Fund Performance

iSHARES® FTSE NAREIT RETAIL INDEX FUND

Performance as of April 30, 2008

Cumulative Total Returns

Inception to 4/30/08

NAV	MARKET	INDEX
(15.88)%	(15.81)%	(16.57)%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 5/1/07.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/4/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

20	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® FTSE NAREIT RETAIL INDEX FUND

PORTFOLIO ALLOCATION As of 4/30/08
Industry	Percentage of Net Assets
REITs – Regional Malls	47.85%

REITs – Shopping Centers	43.02

REITs – Outlet Centers	8.96

Short-Term and Other Net Assets	0.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 4/30/08
Security	Percentage of Net Assets
Simon Property Group Inc.	24.76%

Kimco Realty Corp.	12.45

General Growth Properties Inc.	12.30

Regency Centers Corp.	5.02

Federal Realty Investment Trust	4.98

Macerich Co. (The)	4.93

Developers Diversified Realty Corp.	4.88

Weingarten Realty Investors	4.45

Realty Income Corp.	3.95

Taubman Centers Inc.	3.51

TOTAL	81.23%

The iShares FTSE NAREIT Retail Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE NAREIT Retail Index (the “Index”). The Index measures the performance of the retail property real estate sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from May 1, 2007 (inception date of the Fund) through April 30, 2008 (the “reporting period”), the Fund declined 15.88%, while the Index declined 16.57%.

Domestic equity markets declined for the reporting period against a backdrop of increasing volatility. The volatility was fueled by problems in the subprime mortgage industry which led to a “credit crunch” and spread to broader areas of the economy as the reporting period progressed. Many banks and financial institutions announced large subprime-related losses, some financial institutions struggled under the weight of deteriorating credit conditions, and corporate earnings growth slowed. Energy and commodity prices climbed as the U.S. dollar declined, driving inflation worries despite evidence of slowing economic activity. Responding to signs of a slowing economy, the Federal Reserve (the “Fed”) took decisive action. The Fed lowered its federal funds target rate for the first time since June 2003, cutting rates seven times during the reporting period, bringing the rate down to 2.00% by the end of the period. Late in the first quarter of 2008, the Fed also made less routine moves, initiating several actions aimed at increasing liquidity levels in financial markets. In the final month of the reporting period, the outlook appeared to improve for both the economy and the equity markets: home prices showed signs of stabilizing, March retail sales were stronger than anticipated, and first-quarter GDP increased.

Deteriorating conditions in the housing market and the “credit crunch” had a negative impact on real estate investment trusts (“REITs”), which suffered double-digit declines for the reporting period. Retail REITs (as represented by the Index), which own shopping malls and other retail property, lagged the broad REIT sector, posting slightly larger declines as a group. The slowdown in consumer spending led to waning demand for retail space, putting downward pressure on rents. Furthermore, many retail development projects were postponed or abandoned because of declining demand and the difficult credit environment. On the positive side, the reduced levels of development kept the supply of retail space relatively steady, preventing the kind of overbuilding that would exacerbate the decline in rents.

Eight of the Fund’s ten largest holdings as of April 30, 2008, declined during the reporting period. The weakest performers were regional mall owners General Growth Properties Inc. and Developers Diversified Realty Corp. Other top-ten holdings that suffered double-digit declines for the reporting period included neighborhood shopping center owners Weingarten Realty Investors and Kimco Realty Corp., as well as Macerich Co., which owns both malls and shopping centers. The only two stocks among the Fund’s top ten holdings to advance for the reporting period were luxury mall owner Taubman Centers Inc., which benefited from expansion into Asia, and freestanding retail property owner Realty Income Corp., which focused on large, high-quality tenants that were less impacted by the economic slowdown.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	21

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (11/1/07)[a]	Ending Account Value (4/30/08)[a]	Annualized Expense Ratio	Expenses Paid During Period[b] (11/1/07 to 4/30/08)
FTSE EPRA/NAREIT Asia
Actual	$1,000.00	$ 905.10	0.48%	$2.12
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.41
FTSE EPRA/NAREIT Europe
Actual	1,000.00	992.90	0.48	2.22
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.41
FTSE EPRA/NAREIT Global Real Estate ex-U.S.
Actual	1,000.00	931.20	0.48	2.15
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.41
FTSE EPRA/NAREIT North America
Actual	1,000.00	1,000.80	0.48	2.23
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.41

22	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (11/1/07)[a]	Ending Account Value (4/30/08)[a]	Annualized Expense Ratio	Expenses Paid During Period[b] (11/1/07 to 4/30/08)
FTSE NAREIT Industrial/Office
Actual	$1,000.00	$ 909.90	0.48%	$2.28
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.41
FTSE NAREIT Mortgage REITs
Actual	1,000.00	873.70	0.48	2.24
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.41
FTSE NAREIT Real Estate 50
Actual	1,000.00	924.30	0.48	2.30
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.41
FTSE NAREIT Residential
Actual	1,000.00	947.80	0.48	2.32
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.41
FTSE NAREIT Retail
Actual	1,000.00	916.00	0.48	2.29
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.41

[a]

Account values are based on a start date of November 12, 2007 (commencement of operations) for the iShares FTSE EPRA/NAREIT Asia Index Fund, iShares FTSE EPRA/NAREIT Europe Index Fund, iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund and iShares FTSE EPRA/NAREIT North America Index Fund.

[b]

Except for the actual expenses for the iShares FTSE EPRA/NAREIT Asia Index Fund, iShares FTSE EPRA/NAREIT Europe Index Fund, iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund and iShares FTSE EPRA/NAREIT North America Index Fund, actual and hypothetical expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). Actual expenses for the iShares FTSE EPRA/NAREIT Asia Index Fund, iShares FTSE EPRA/NAREIT Europe Index Fund, iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund and iShares FTSE EPRA/NAREIT North America Index Fund, which commenced operations on November 12, 2007, are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (170 days) and divided by the number of days in the year (366 days).

SHAREHOLDER EXPENSES	23

Schedule of Investments

iSHARES® FTSE EPRA/NAREIT ASIA INDEX FUND

April 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.44%

AUSTRALIA – 27.26%
Abacus Property Group	16,930	$22,016
Australand Property Group	12,590	19,576
Babcock & Brown Japan Property Trust	14,116	15,630
Bunnings Warehouse Property Trust	9,432	17,377
Centro Retail Group	65,546	29,648
CFS Retail Property Trust	45,928	96,948
Commonwealth Property Office Fund	43,958	58,408
Dexus Property Group	79,516	132,255
FKP Property Group	7,148	23,912
Goodman Group	46,486	198,003
GPT Group	56,028	175,817
ING Industrial Fund	30,098	59,278
ING Office Fund	32,888	43,234
Macquarie CountryWide Trust	35,418	46,226
Macquarie DDR Trust	24,586	13,438
Macquarie Office Trust	54,520	52,918
Mirvac Group	27,848	110,219
Stockland Corp. Ltd.	39,854	271,533
Sunland Group Ltd.	6,538	17,559
Tishman Speyer Office Fund	9,374	14,310
Valad Property Group	41,720	37,546
Westfield Group	52,020	894,144

		2,349,995

CHINA – 6.64%
Agile Property Holdings Ltd.	40,000	55,628
China Overseas Land & Investment Ltd.	104,000	218,818
China Resources Land Ltd.	44,000	90,658
Country Garden Holdings Co.[a]	90,000	77,130
Hopson Development Holdings Ltd.[a]	16,000	34,116
Shenzhen Investment Ltd.	44,000	23,991
Shimao Property Holdings Ltd.	36,000	71,588

		571,929

HONG KONG – 27.16%
Champion REIT	38,000	19,501
Great Eagle Holdings Ltd.[a]	8,000	23,042
Hang Lung Properties Ltd.	56,000	227,747
Henderson Land Development Co. Ltd.	30,000	229,005

Security	Shares	Value
Hongkong Land Holdings Ltd.[a]	46,000	$208,840
Hysan Development Co. Ltd.	22,000	63,788
Kerry Properties Ltd.	15,000	101,513
Kowloon Development Co. Ltd.	16,000	35,306
Link REIT (The)	59,000	141,547
New World China Land Ltd.[a]	31,200	23,456
New World Development Co. Ltd.	76,000	195,982
Shui On Land Ltd.	34,000	33,805
Sino Land Co. Ltd.	64,000	161,753
Sun Hung Kai Properties Ltd.	50,000	875,606

		2,340,891

JAPAN – 31.42%
AEON Mall Co. Ltd.	2,000	62,195
Daibiru Corp.	1,800	19,600
Heiwa Real Estate Co. Ltd.	4,000	20,094
Japan Prime Realty Investment Corp.	16	50,215
Japan Real Estate Investment Corp.	12	141,231
Japan Retail Fund Investment Corp.	10	58,846
Kenedix Realty Investment Corp.	6	35,308
Mitsubishi Estate Co. Ltd.	28,000	809,109
Mitsui Fudosan Co. Ltd.	24,000	601,665
MORI TRUST Sogo REIT Inc.	2	17,128
Nippon Building Fund Inc.	14	182,184
Nippon Commercial Investment Corp.	8	31,920
Nomura Real Estate Office Fund Inc.	8	63,228
NTT Urban Development Corp.	38	58,540
ORIX JREIT Inc.	6	35,537
Premier Investment Co.	4	21,319
Sumitomo Realty & Development Co. Ltd.	12,000	298,536
TOC Co. Ltd.	3,000	18,056
Tokyo Tatemono Co. Ltd.	6,000	52,014
Tokyu Land Corp.	10,000	73,964
TOKYU REIT Inc.	4	33,413
United Urban Investment Corp.	4	24,495

		2,708,597

NEW ZEALAND – 0.22%
Kiwi Income Property Trust	19,374	18,626

		18,626

24	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® FTSE EPRA/NAREIT ASIA INDEX FUND

April 30, 2008

Security	Shares	Value
SINGAPORE – 6.74%
Allgreen Properties Ltd.	22,000	$20,903
Ascendas Real Estate Investment Trust	36,000	68,145
CapitaCommercial Trust	28,000	46,196
CapitaLand Ltd.	38,000	190,042
CapitaMall Trust Management Ltd.	32,000	82,021
GuocoLand Ltd.[a]	6,000	12,904
Keppel Land Ltd.[a]	10,000	44,634
Mapletree Logistics Trust	24,000	18,207
Singapore Land Ltd.	6,000	31,995
Suntec REIT	38,000	42,263
Wing Tai Holdings Ltd.	16,000	23,687

		580,997

TOTAL COMMON STOCKS (Cost: $8,836,170)		8,571,035

SHORT-TERM INVESTMENTS – 3.21%

MONEY MARKET FUNDS – 3.21%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.85%[b,c]	4,082	4,082
BGI Cash Premier Fund LLC 2.90%[b,c,d]	272,690	272,690

		276,772

TOTAL SHORT-TERM INVESTMENTS (Cost: $276,772)		276,772

TOTAL INVESTMENTS IN SECURITIES – 102.65% (Cost: $9,112,942)		8,847,807

Other Assets, Less Liabilities – (2.65)%		(228,406)

NET ASSETS – 100.00%		$8,619,401

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	This security represents an investment of securities lending collateral. See
Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments

iSHARES® FTSE EPRA/NAREIT EUROPE INDEX FUND

April 30, 2008

Security	Shares	Value
COMMON STOCKS – 97.17%

AUSTRIA – 6.41%
CA Immobilien Anlagen AGa	2,896	$67,406
conwert Immobilien Invest SEa	2,874	52,978
IMMOFINANZ AG	15,322	169,131
Sparkassen Immobilien AGa	2,596	27,807

		317,322

BELGIUM – 3.12%
Befimmo SCA	462	54,759
Cofinimmo SA	270	57,867
Intervest Offices NV	234	9,920
Leasinvest Real Estate SCA	60	6,221
Warehouses De Pauw SCA	266	18,429
Wereldhave Belgium NV	84	6,947

		154,143

DENMARK – 0.28%
TK Development A/Sa	950	13,972

		13,972

FINLAND – 1.74%
Citycon OYJ	5,950	34,553
Sponda OYJ	2,960	36,821
Technopolis OYJ	1,630	14,668

		86,042

FRANCE – 25.22%
Acanthe Developpement	1,268	4,975
Affine SA	112	6,412
Fonciere des Regions	688	104,651
GAGFAH SA	1,390	23,957
Gecina SA	432	60,869
Icade	603	86,202
Klepierre	2,315	140,961
Mercialys	1,074	49,879
Societe de la Tour Eiffel	174	24,888
Societe Immobiliere de Location pour l’Industrie et le Commerce	434	62,096
Unibail-Rodamco	2,648	683,374

		1,248,264

GERMANY – 4.17%
Alstria Office REIT AGa	946	18,484
Colonia Real Estate AGa	716	14,581
Deutsche EuroShop AG	1,032	43,896

Security	Shares	Value
Deutsche Wohnen AG Bearer	672	$16,531
DIC Asset AG	692	22,593
IVG Immobilien AG	2,850	71,793
PATRIZIA Immobilien AG	1,270	7,276
Vivacon AG	642	11,185

		206,339

ITALY – 1.34%
Aedes SpA	2,604	7,995
Beni Stabili SpA[a]	27,922	31,321
Immobiliare Grande Distribuzione SpA	4,790	16,537
Risanamento SpA[a]	3,878	10,536

		66,389

NETHERLANDS – 9.81%
Corio NVa	2,220	207,345
Eurocommercial Properties NV	1,188	68,435
Nieuwe Steen Investments NV	1,116	32,335
Plaza Centers NVa	4,246	15,873
VastNed Offices/Industrial NV	630	20,706
VastNed Retail NV	548	55,474
Wereldhave NV	674	85,585

		485,753

NORWAY – 0.58%
Norwegian Property ASA	3,316	28,812

		28,812

SPAIN – 0.23%
Renta Corporacion Real Estate SAa	812	11,378

		11,378
SWEDEN – 4.70%
Castellum AB	5,570	62,727
Fabege AB	5,678	53,286
Hufvudstaden AB Class A	2,748	27,164
Klovern AB	4,204	16,412
Kungsleden AB	4,504	45,086
Wihlborgs Fastigheter AB	1,276	28,101

		232,776

SWITZERLAND – 3.44%
Allreal Holding AG Registered	182	23,555
PSP Swiss Property AG Registered[a]	1,572	97,274
Swiss Prime Site AG Registered[a]	690	42,895
Zueblin Immobilien Holding AG Registered[a]	706	6,460

		170,184

26	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® FTSE EPRA/NAREIT EUROPE INDEX FUND

April 30, 2008

Security	Shares	Value
UNITED KINGDOM – 36.13%
A&J Mucklow Group PLC	742	$4,912
Big Yellow Group PLC	2,966	23,145
British Land Co. PLC	16,508	274,964
Brixton PLC	8,566	50,599
Capital & Regional PLC	2,194	18,826
CLS Holdings PLC[a]	1,608	11,067
Daejan Holdings PLC	154	8,342
Derwent London PLC	3,294	87,355
Development Securities PLC	1,308	11,580
Grainger PLC	3,148	22,476
Great Portland Estates PLC	5,652	51,297
Hammerson PLC	9,416	187,981
Helical Bar PLC	3,386	22,801
Invista Foundation Property Trust Ltd.	9,144	12,270
Land Securities Group PLC	14,992	457,263
Liberty International PLC	11,762	228,526
Mapeley Ltd.	366	9,228
Minerva PLC[a]	5,058	9,792
Primary Health Properties PLC	1,100	6,427
Quintain Estates and Development PLC	4,308	34,705
SEGRO PLC	14,089	128,707
Shaftesbury PLC	4,476	47,693
St. Modwen Properties PLC	3,168	28,501
UNITE Group PLC	4,184	24,114
Workspace Group PLC	5,646	25,495

		1,788,066

TOTAL COMMON STOCKS (Cost: $4,898,518)		4,809,440

INVESTMENT COMPANIES – 2.17%

AUSTRIA – 0.20%
Sparkassen Immo Invest Genusscheine	72	9,977

		9,977

FRANCE – 0.59%
ProLogis European Properties	1,812	29,339

		29,339

UNITED KINGDOM – 1.38%
F&C Commercial Property Trust Ltd.	9,478	18,396
ING Real Estate Income Trust Ltd.	10,244	14,405

Security	Shares	Value
Invesco Property Income Trust Ltd.	7,064	$5,037
ISIS Property Trust 2 Ltd.	2,162	4,282
ISIS Property Trust Ltd.	1,830	4,095
Standard Life Investment Property Income Trust PLC	1,596	2,671
Teesland Advantage Property Income Trust Ltd.	3,662	4,424
UK Commercial Property Trust Ltd.	9,622	14,674

		67,984

TOTAL INVESTMENT COMPANIES (Cost: $113,279)		107,300

RIGHTS – 0.02%

FINLAND – 0.02%
Technopolis OYJ[b]	1,630	975

		975

TOTAL RIGHTS (Cost: $0)		975

SHORT-TERM INVESTMENTS – 0.01%

MONEY MARKET FUNDS – 0.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.85%[c,d]	514	514

		514

TOTAL SHORT-TERM INVESTMENTS (Cost: $514)		514

TOTAL INVESTMENTS IN SECURITIES – 99.37% (Cost: $5,012,311)		4,918,229

Other Assets, Less Liabilities – 0.63%		31,384

NET ASSETS – 100.00%		$4,949,613

[a]	Non-income earning security.
[b]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments

iSHARES® FTSE EPRA/NAREIT GLOBAL REAL ESTATE EX-U.S. INDEX FUND

April 30, 2008

Security	Shares	Value
COMMON STOCKS – 98.92%

AUSTRALIA – 17.41%
Abacus Property Group	28,565	$37,147
Australand Property Group	22,605	35,148
Babcock & Brown Japan Property Trust	35,290	39,075
Bunnings Warehouse Property Trust	13,500	24,871
Centro Retail Group	87,035	39,368
CFS Retail Property Trust	76,180	160,806
Commonwealth Property Office Fund	69,485	92,326
Dexus Property Group	132,395	220,206
FKP Property Group	12,110	40,512
Goodman Group	76,965	327,826
GPT Group	92,620	290,644
ING Industrial Fund	47,855	94,251
ING Office Fund	51,390	67,556
Macquarie CountryWide Trust	55,505	72,443
Macquarie DDR Trust	49,730	27,181
Macquarie Office Trust	85,645	83,129
Mirvac Group	46,420	183,724
Stockland Corp. Ltd.	66,220	451,169
Sunland Group Ltd.	12,265	32,940
Tishman Speyer Office Fund	26,685	40,737
Valad Property Group	68,790	61,907
Westfield Group	86,510	1,486,974

		3,909,940

AUSTRIA – 2.01%
CA Immobilien Anlagen AGa	3,965	92,288
conwert Immobilien Invest SEa	3,910	72,076
IMMOFINANZ AG	21,870	241,410
Sparkassen Immobilien AGa	4,285	45,899

		451,673

BELGIUM – 0.91%
Befimmo SCA	660	78,228
Cofinimmo SA	365	78,228
Intervest Offices NV	310	13,142
Leasinvest Real Estate SCA	65	6,740
Warehouses De Pauw SCA	285	19,745
Wereldhave Belgium NV	100	8,270

		204,353

Security	Shares	Value
CANADA – 5.14%
Allied Properties Real Estate Investment Trust	1,260	$25,573
Boardwalk Real Estate Investment Trust	2,330	92,312
Brookfield Properties Corp.	13,410	268,706
Calloway Real Estate Investment Trust	3,305	69,474
Canadian Apartment Properties Real Estate Investment Trust	2,790	46,569
Canadian Real Estate Investment Trust	2,565	70,295
Chartwell Seniors Housing Real Estate Investment Trust	4,400	42,161
Cominar Real Estate Investment Trust	2,345	47,850
Dundee Real Estate Investment Trust	765	25,257
Extendicare Real Estate Investment Trust	3,695	41,459
H&R Real Estate Investment Trust	5,785	112,414
InnVest Real Estate Investment Trust	4,445	42,459
Morguard Real Estate Investment Trust	2,060	26,018
Northern Property Real Estate Investment Trust	325	7,200
Primaris Retail Real Estate Investment Trust	2,655	45,950
RioCan Real Estate Investment Trust	9,160	190,731

		1,154,428

CHINA – 4.41%
Agile Property Holdings Ltd.	70,000	97,349
China Overseas Land & Investment Ltd.	180,000	378,724
China Resources Land Ltd.	80,000	164,832
Country Garden Holdings Co.[b]	150,000	128,551
Hopson Development Holdings Ltd.	30,000	63,967
Shenzhen Investment Ltd.	70,000	38,167
Shimao Property Holdings Ltd.	60,000	119,313

		990,903

DENMARK – 0.08%
TK Development A/Sa	1,250	18,385

		18,385

FINLAND – 0.53%
Citycon OYJ	8,915	51,772
Sponda OYJ	4,900	60,954
Technopolis OYJ	790	7,109

		119,835

28	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® FTSE EPRA/NAREIT GLOBAL REAL ESTATE EX-U.S. INDEX FUND

April 30, 2008

Security	Shares	Value
FRANCE – 7.76%
Fonciere des Regions	970	$147,546
GAGFAH SA	2,030	34,987
Gecina SA	615	86,653
Icade	770	110,075
Klepierre	3,235	196,980
Mercialys	1,415	65,716
Societe de la Tour Eiffel	335	47,916
Societe Immobiliere de Location pour l’Industrie et le Commerce	615	87,994
Unibail-Rodamco	3,735	963,898

		1,741,765

GERMANY – 1.30%
Alstria Office REIT AGa	1,005	19,637
Colonia Real Estate AGa	1,850	37,674
Deutsche EuroShop AG	1,405	59,761
Deutsche Wohnen AG Bearer	1,180	29,027
DIC Asset AG	965	31,505
IVG Immobilien AG	3,990	100,511
Vivacon AG	805	14,024

		292,139

HONG KONG – 17.49%
Champion REIT	90,000	46,186
Great Eagle Holdings Ltd.[b]	15,000	43,203
Hang Lung Properties Ltd.	95,000	386,357
Henderson Land Development Co. Ltd.	45,000	343,507
Hongkong Land Holdings Ltd.[b]	80,000	363,200
Hysan Development Co. Ltd.	35,000	101,480
Kerry Properties Ltd.	25,000	169,188
Kowloon Development Co. Ltd.	25,000	55,166
Link REIT (The)	97,500	233,912
New World China Land Ltd.	52,000	39,094
New World Development Co. Ltd.	125,000	322,339
Shui On Land Ltd.	57,500	57,171
Sino Land Co. Ltd.	110,000	278,013
Sun Hung Kai Properties Ltd.	85,000	1,488,531

		3,927,347

Security	Shares	Value
ITALY – 0.37%
Beni Stabili SpA[a]	44,230	$49,615
Immobiliare Grande Distribuzione SpA	4,115	14,207
Risanamento SpA[a]	6,604	17,942

		81,764

JAPAN – 20.10%
AEON Mall Co. Ltd.	3,000	93,292
Daibiru Corp.	4,000	43,556
Heiwa Real Estate Co. Ltd.	7,500	37,676
Japan Prime Realty Investment Corp.	25	78,461
Japan Real Estate Investment Corp.	20	235,384
Japan Retail Fund Investment Corp.	15	88,269
Kenedix Realty Investment Corp.	10	58,846
Mitsubishi Estate Co. Ltd.	45,000	1,300,354
Mitsui Fudosan Co. Ltd.	40,000	1,002,775
MORI TRUST Sogo REIT Inc.	5	42,819
Nippon Building Fund Inc.	25	325,328
Nippon Commercial Investment Corp.	15	59,851
Nomura Real Estate Office Fund Inc.	10	79,036
NTT Urban Development Corp.	60	92,431
ORIX JREIT Inc.	10	59,229
Premier Investment Co.	5	26,648
Sumitomo Realty & Development Co. Ltd.	21,000	522,438
TOC Co. Ltd.	5,000	30,093
Tokyo Tatemono Co. Ltd.	10,000	86,690
Tokyu Land Corp.	20,000	147,928
TOKYU REIT Inc.	5	41,766
United Urban Investment Corp.	10	61,238

		4,514,108

NETHERLANDS – 2.93%
Corio NVa	3,045	284,398
Eurocommercial Properties NV	1,570	90,440
Nieuwe Steen Investments NV	1,800	52,153
Plaza Centers NVa	2,985	11,159
VastNed Offices/Industrial NV	950	31,223
VastNed Retail NV	705	71,367
Wereldhave NV	915	116,187

		656,927

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® FTSE EPRA/NAREIT GLOBAL REAL ESTATE EX-U.S. INDEX FUND

April 30, 2008

Security	Shares	Value
NEW ZEALAND – 0.20%
Kiwi Income Property Trust	47,200	$45,377

		45,377

NORWAY – 0.15%
Norwegian Property ASA	3,925	34,104

		34,104

SINGAPORE – 4.24%
Allgreen Properties Ltd.	50,000	47,507
Ascendas Real Estate Investment Trust	55,000	104,110
CapitaCommercial Trust	45,000	74,243
CapitaLand Ltd.	65,000	325,072
CapitaMall Trust Management Ltd.	50,000	128,158
GuocoLand Ltd.[b]	10,000	21,507
Keppel Land Ltd.	15,000	66,951
Mapletree Logistics Trust	35,000	26,552
Singapore Land Ltd.	10,000	53,325
Suntec REIT	55,000	61,170
Wing Tai Holdings Ltd.	30,000	44,413

		953,008

SPAIN – 0.02%
Renta Corporacion Real Estate SAa	250	3,503

		3,503

SWEDEN – 1.45%
Castellum AB	7,675	86,432
Fabege AB	7,860	73,763
Hufvudstaden AB Class A	5,125	50,661
Klovern AB	2,890	11,283
Kungsleden AB	6,250	62,564
Wihlborgs Fastigheter AB	1,850	40,742

		325,445

SWITZERLAND – 1.04%
Allreal Holding AG Registered	320	41,415
PSP Swiss Property AG Registered[a]	2,185	135,205
Swiss Prime Site AG Registered[a]	925	57,504

		234,124

UNITED KINGDOM – 11.38%
Big Yellow Group PLC	5,685	44,362
British Land Co. PLC	23,850	397,256
Brixton PLC	12,505	73,867
Capital & Regional PLC	4,375	37,541

Security	Shares	Value
CLS Holdings PLC[a]	1,010	$6,951
Derwent London PLC	4,705	124,775
Development Securities PLC	895	7,923
Grainger PLC	6,350	45,338
Great Portland Estates PLC	8,830	80,140
Hammerson PLC	13,475	269,014
Helical Bar PLC	4,600	30,976
Invista Foundation Property Trust Ltd.	26,975	36,196
Land Securities Group PLC	20,990	640,205
Liberty International PLC	16,870	327,771
Mapeley Ltd.	335	8,446
Minerva PLC[a]	3,175	6,147
Quintain Estates and Development PLC	6,135	49,423
SEGRO PLC	20,210	184,624
Shaftesbury PLC	6,395	68,141
St. Modwen Properties PLC	4,315	38,821
UNITE Group PLC	6,930	39,940
Workspace Group PLC	8,375	37,819

		2,555,676

TOTAL COMMON STOCKS (Cost: $22,102,507)		22,214,805

INVESTMENT COMPANIES – 0.54%

AUSTRIA – 0.03%
Sparkassen Immo Invest Genusscheine	50	6,928

		6,928

FRANCE – 0.25%
ProLogis European Properties	3,445	55,781

		55,781

UNITED KINGDOM – 0.26%
F&C Commercial Property Trust Ltd.	13,190	25,601
ING Real Estate Income Trust Ltd.	15,705	22,084
UK Commercial Property Trust Ltd.	7,300	11,133

		58,818

TOTAL INVESTMENT COMPANIES (Cost: $115,539)		121,527

30	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® FTSE EPRA/NAREIT GLOBAL REAL ESTATE EX-U.S. INDEX FUND

April 30, 2008

Security	Shares	Value
RIGHTS – 0.00%

FINLAND – 0.00%
Technopolis OYJ[c]	790	$473

		473

TOTAL RIGHTS (Cost: $0)		473

SHORT-TERM INVESTMENTS – 1.81%

MONEY MARKET FUNDS – 1.81%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.85%[d,e]	18,303	18,303
BGI Cash Premier Fund LLC
2.90%[d,e,f]	386,850	386,850

		405,153

TOTAL SHORT-TERM INVESTMENTS (Cost: $405,153)		405,153

TOTAL INVESTMENTS IN SECURITIES – 101.27% (Cost: $22,623,199)		22,741,957

Other Assets, Less Liabilities – (1.27)%		(284,980)

NET ASSETS – 100.00%		$22,456,977

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See
Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments

iSHARES® FTSE EPRA/NAREIT NORTH AMERICA INDEX FUND

April 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.76%

CANADA – 8.17%
Allied Properties Real Estate
Investment Trust	390	$7,915
Boardwalk Real Estate
Investment Trust	800	31,695
Brookfield Properties Corp.	4,712	94,418
Calloway Real Estate
Investment Trust	1,210	25,435
Canadian Apartment Properties Real Estate Investment Trust	1,018	16,992
Canadian Real Estate Investment Trust	936	25,651
Chartwell Seniors Housing Real Estate Investment Trust	1,824	17,478
Cominar Real Estate Investment Trust	702	14,324
Dundee Real Estate Investment Trust	266	8,782
Extendicare Real Estate
Investment Trust	936	10,502
H&R Real Estate Investment Trust	1,970	38,281
InnVest Real Estate Investment Trust	1,134	10,832
Morguard Real Estate Investment Trust	698	8,816
Northern Property Real Estate
Investment Trust	354	7,842
Primaris Retail Real Estate
Investment Trust	962	16,649
RioCan Real Estate Investment Trust	3,122	65,007

		400,619

UNITED STATES – 91.59%
Acadia Realty Trust	514	13,179
Agree Realty Corp.	128	3,410
Alexander’s Inc.[a]	38	13,539
Alexandria Real Estate Equities Inc.	486	51,045
AMB Property Corp.	1,516	87,549
American Campus Communities Inc.	434	13,250
Apartment Investment and
Management Co. Class A	1,550	57,319
Ashford Hospitality Trust Inc.	2,438	14,116
Associated Estates Realty Corp.	252	3,049
AvalonBay Communities Inc.[b]	1,240	123,690
BioMed Realty Trust Inc.	1,030	26,780
Boston Properties Inc.	1,844	185,304

Security	Shares	Value
Brandywine Realty Trust	1,560	$27,222
BRE Properties Inc. Class A	830	39,799
Camden Property Trust	896	47,407
CBL & Associates Properties Inc.	1,158	28,359
Cedar Shopping Centers Inc.	866	10,825
Colonial Properties Trust	744	18,027
Corporate Office Properties Trust	792	29,542
Corrections Corp. of America[a]	1,950	49,725
Cousins Properties Inc.	608	15,449
DCT Industrial Trust Inc.	2,600	26,000
Developers Diversified Realty Corp.	1,942	83,409
DiamondRock Hospitality Co.	1,638	20,885
Digital Realty Trust Inc.	1,030	39,913
Douglas Emmett Inc.	856	20,339
Duke Realty Corp.	2,430	59,341
DuPont Fabros Technology Inc.	550	9,900
EastGroup Properties Inc.	364	17,366
Education Realty Trust Inc.	528	7,044
Entertainment Properties Trust	480	25,613
Equity Lifestyle Properties Inc.	426	21,061
Equity One Inc.	582	14,375
Equity Residential	4,302	178,619
Essex Property Trust Inc.	410	48,790
Extra Space Storage Inc.	1,024	17,234
Federal Realty Investment Trust	948	77,878
First Industrial Realty Trust Inc.	746	22,537
First Potomac Realty Trust	662	11,247
General Growth Properties Inc.	3,864	158,269
GMH Communities Trust	880	8,307
Gramercy Capital Corp.	489	9,291
HCP Inc.	3,332	118,952
Health Care REIT Inc.	1,330	64,439
Healthcare Realty Trust Inc.	826	23,401
Hersha Hospitality Trust	656	6,245
Highwoods Properties Inc.	948	33,218
Hilltop Holdings Inc.[a]	868	9,166
Home Properties Inc.	526	27,652
Hospitality Properties Trust	1,466	47,103
Host Hotels & Resorts Inc.	7,968	137,050
HRPT Properties Trust	3,444	23,867
Inland Real Estate Corp.	1,142	18,443

32	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® FTSE EPRA/NAREIT NORTH AMERICA INDEX FUND

April 30, 2008

Security	Shares	Value
Investors Real Estate Trust	614	$6,263
Kilroy Realty Corp.	562	29,404
Kimco Realty Corp.	3,962	158,123
Kite Realty Group Trust	630	8,555
LaSalle Hotel Properties	710	22,770
Lexington Realty Trust	894	12,874
Liberty Property Trust	1,478	51,774
LTC Properties Inc.	374	10,184
Macerich Co. (The)	1,146	83,807
Mack-Cali Realty Corp.	1,060	41,361
Medical Properties Trust Inc.	1,076	13,073
Mid-America Apartment Communities Inc.	440	23,100
National Healthcare Corp.	190	9,517
National Retail Properties Inc.	1,100	25,201
Nationwide Health Properties Inc.	1,416	51,004
Omega Healthcare Investors Inc.	1,056	18,480
Parkway Properties Inc.	304	12,057
Post Properties Inc.[b]	730	26,791
ProLogis	3,914	245,056
PS Business Parks Inc.	252	14,425
Public Storage	1,986	180,130
Ramco-Gershenson Properties Trust	298	6,696
Realty Income Corp.	1,488	39,149
Regency Centers Corp.	1,090	78,011
Saul Centers Inc.	208	10,379
Senior Housing Properties Trust	1,450	34,728
Simon Property Group Inc.	3,462	345,715
SL Green Realty Corp.[b]	900	83,520
Sovran Self Storage Inc.	364	16,271
Strategic Hotels & Resorts Inc.	1,444	20,808
Sun Communities Inc.	460	8,947
Sunstone Hotel Investors Inc.	920	17,186
Tanger Factory Outlet Centers Inc.	490	19,767
Taubman Centers Inc.	648	36,722
UDR Inc.	2,176	55,009
Universal Health Realty Income Trust	188	6,306
Urstadt Biddle Properties Inc. Class A	306	5,162
U-Store-It Trust	1,174	14,170
Ventas Inc.	2,116	102,753
Vornado Realty Trust	2,368	220,437

Security	Shares	Value
Washington Real Estate
Investment Trust	718	$25,511
Weingarten Realty Investors	1,360	50,170
Winthrop Realty Trust Inc.	1,264	5,498

		4,492,403

TOTAL COMMON STOCKS (Cost: $4,983,658)		4,893,022

RIGHTS – 0.00%

UNITED STATES – 0.00%
Winthrop Realty Trust Inc.[c]	39	3

		3

TOTAL RIGHTS (Cost: $0)		3

SHORT-TERM INVESTMENTS – 1.73%

MONEY MARKET FUNDS – 1.73%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.85%[d,e]	6,115	6,115
BGI Cash Premier Fund LLC 2.90%[d,e,f]	78,452	78,452

		84,567

TOTAL SHORT-TERM INVESTMENTS (Cost: $84,567)		84,567

TOTAL INVESTMENTS IN SECURITIES – 101.49% (Cost: $5,068,225)		4,977,592

Other Assets, Less Liabilities – (1.49)%		(72,844)

NET ASSETS – 100.00%		$4,904,748

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See
Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments

iSHARES® FTSE NAREIT INDUSTRIAL/OFFICE INDEX FUND

April 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.75%

REITs - DIVERSIFIED – 12.63%
Duke Realty Corp.	16,471	$402,222
Gladstone Commercial Corp.	1,315	22,894
Liberty Property Trust	11,217	392,931
Mission West Properties Inc.	8,845	105,167
PS Business Parks Inc.	1,772	101,429

		1,024,643

REITs - OFFICE PROPERTY – 51.76%
Alexandria Real Estate Equities Inc.	3,818	401,005
BioMed Realty Trust Inc.	8,726	226,876
Boston Properties Inc.	12,559	1,262,054
Corporate Office Properties Trust	6,354	237,004
Douglas Emmett Inc.	8,590	204,098
Franklin Street Properties Corp.	9,879	145,913
Highwoods Properties Inc.	7,705	269,983
HRPT Properties Trust	26,967	186,881
Kilroy Realty Corp.	4,400	230,208
Mack-Cali Realty Corp.	9,147	356,916
Parkway Properties Inc.	2,470	97,960
SL Green Realty Corp.[a]	6,235	578,608

		4,197,506

REITs - WAREHOUSE/INDUSTRIAL – 35.36%
AMB Property Corp.	8,905	514,264
DCT Industrial Trust Inc.	23,730	237,300
EastGroup Properties Inc.	3,660	174,619
First Industrial Realty Trust Inc.[a]	6,584	198,903
First Potomac Realty Trust	4,341	73,754
ProLogis	26,657	1,668,995

		2,867,835

TOTAL COMMON STOCKS (Cost: $8,669,648)		8,089,984

Security	Shares	Value
SHORT-TERM INVESTMENTS – 5.56%

MONEY MARKET FUNDS – 5.56%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.85%[b,c]	7,927	$7,927
BGI Cash Premier Fund LLC
2.90%[b,c,d]	443,359	443,359

		451,286

TOTAL SHORT-TERM INVESTMENTS (Cost: $451,286)		451,286

TOTAL INVESTMENTS IN SECURITIES – 105.31% (Cost: $9,120,934)		8,541,270

Other Assets, Less Liabilities – (5.31)%		(430,866)

NET ASSETS – 100.00%		$8,110,404

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

34	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® FTSE NAREIT MORTGAGE REITs INDEX FUND

April 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.40%

FINANCE - INVESTMENT BANKER/BROKER – 2.82%
Friedman, Billings, Ramsey
Group Inc. Class A	279,747	$696,570

		696,570

FINANCE - MORTGAGE LOAN/BANKER – 1.27%
Thornburg Mortgage Inc.[a]	257,211	313,798

		313,798

REITs - DIVERSIFIED – 4.16%
BRT Realty Trust	36,375	548,535
Resource Capital Corp.	55,313	480,670

		1,029,205

REITs - HEALTH CARE – 3.05%
Care Investment Trust Inc.	67,988	752,627

		752,627

REITs - MORTGAGE – 88.10%
Alesco Financial Inc.	124,545	429,680
Annaly Capital Management Inc.[a]	338,334	5,670,478
Anthracite Capital Inc.[a]	154,608	1,205,942
Anworth Mortgage Asset Corp.	181,159	1,210,142
Arbor Realty Trust Inc.	60,814	1,050,258
Capital Trust Inc. Class A	41,988	1,123,179
Capstead Mortgage Corp.	110,764	1,428,856
CBRE Realty Finance Inc.	69,262	268,737
Chimera Investment Corp.	57,368	795,694
Crystal River Capital Inc.	55,512	457,974
Dynex Capital Inc.	48,941	435,575
JER Investors Trust Inc.[a]	68,726	529,190
MFA Mortgage Investments Inc.	254,495	1,778,920
Newcastle Investment Corp.	111,342	1,101,172
NorthStar Realty Finance Corp.[a]	141,589	1,468,278
RAIT Financial Trust	131,473	999,195
Redwood Trust Inc.[a]	54,673	1,820,064

		21,773,334

TOTAL COMMON STOCKS (Cost: $30,111,392)		24,565,534

Security	Shares	Value
SHORT-TERM INVESTMENTS – 23.05%

MONEY MARKET FUNDS – 23.05%
Barclays Global Investors Funds
Institutional Money Market Fund, Institutional Shares 2.85%[b,c]	64,212	$64,212
BGI Cash Premier Fund LLC
2.90%[b,c,d]	5,632,914	5,632,914

		5,697,126

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,697,126)		5,697,126

TOTAL INVESTMENTS IN SECURITIES – 122.45% (Cost: $35,808,518)		30,262,660

Other Assets, Less Liabilities – (22.45)%		(5,548,299)

NET ASSETS – 100.00%		$24,714,361

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments

iSHARES® FTSE NAREIT REAL ESTATE 50 INDEX FUND

April 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.84%

FORESTRY – 2.72%
Plum Creek Timber Co. Inc.	12,369	$505,150

		505,150

PAPER & RELATED PRODUCTS – 1.95%
Potlatch Corp.	2,818	126,275
Rayonier Inc.	5,600	235,368

		361,643

REITs - APARTMENTS – 13.29%
Apartment Investment and Management Co. Class A	6,873	254,164
AvalonBay Communities Inc.[a]	5,643	562,889
BRE Properties Inc. Class A	3,673	176,120
Camden Property Trust	3,982	210,688
Equity Residential	19,366	804,076
Essex Property Trust Inc.	1,804	214,676
UDR Inc.	9,686	244,862

		2,467,475

REITs - DIVERSIFIED – 10.04%
Digital Realty Trust Inc.	4,647	180,071
Duke Realty Corp.[a]	10,474	255,775
iStar Financial Inc.	9,467	182,240
Liberty Property Trust	6,619	231,864
Vornado Realty Trust	10,890	1,013,750

		1,863,700

REITs - HEALTH CARE – 9.39%
HCP Inc.	15,488	552,922
Health Care REIT Inc.	6,356	307,948
Nationwide Health Properties Inc.	6,687	240,866
Senior Housing Properties Trust	6,767	162,070
Ventas Inc.	9,877	479,627

		1,743,433

REITs - HOTELS – 4.64%
Hospitality Properties Trust	6,724	216,042
Host Hotels & Resorts Inc.	37,531	645,533

		861,575

REITs - MORTGAGE – 2.86%
Annaly Capital Management Inc.	31,719	531,610

		531,610

Security	Shares	Value
REITs - OFFICE PROPERTY – 12.82%
Alexandria Real Estate Equities Inc.	2,295	$241,044
Boston Properties Inc.	8,546	858,788
Brandywine Realty Trust	6,267	109,359
Corporate Office Properties Trust	3,384	126,223
Douglas Emmett Inc.	3,960	94,090
Highwoods Properties Inc.	4,078	142,893
HRPT Properties Trust	16,023	111,039
Kilroy Realty Corp.	2,330	121,906
Mack-Cali Realty Corp.	4,711	183,823
SL Green Realty Corp.	4,211	390,781

		2,379,946

REITs - OUTLET CENTERS – 1.30%
Alexander’s Inc.[b]	144	51,307
Realty Income Corp.	7,243	190,563

		241,870

REITs - REGIONAL MALLS – 16.06%
CBL & Associates Properties Inc.	4,703	115,176
General Growth Properties Inc.	17,611	721,347
Macerich Co. (The)	5,216	381,446
Simon Property Group Inc.	16,049	1,602,653
Taubman Centers Inc.	2,849	161,453

		2,982,075

REITs - SHOPPING CENTERS – 11.34%
Developers Diversified Realty Corp.	8,694	373,407
Equity One Inc.	2,641	65,233
Federal Realty Investment Trust	4,327	355,463
Kimco Realty Corp.	18,189	725,923
Regency Centers Corp.[a]	5,004	358,136
Weingarten Realty Investors	6,161	227,279

		2,105,441

REITs - STORAGE – 4.48%
Public Storage	9,170	831,719

		831,719

REITs - WAREHOUSE/INDUSTRIAL – 8.95%
AMB Property Corp.	7,109	410,545
First Industrial Realty Trust Inc.	3,219	97,246
ProLogis	18,409	1,152,587

		1,660,378

TOTAL COMMON STOCKS (Cost: $22,067,372)		18,536,015

36	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® FTSE NAREIT REAL ESTATE 50 INDEX FUND

April 30, 2008

Security	Shares	Value
SHORT-TERM INVESTMENTS – 4.15%

MONEY MARKET FUNDS – 4.15%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.85%[c,d]	19,406	$19,406
BGI Cash Premier Fund LLC 2.90%[c,d,e]	750,770	750,770

		770,176

TOTAL SHORT-TERM INVESTMENTS
(Cost: $770,176)		770,176

TOTAL INVESTMENTS IN SECURITIES – 103.99% (Cost: $22,837,548)		19,306,191

Other Assets, Less Liabilities – (3.99)%		(741,562)

NET ASSETS – 100.00%		$18,564,629

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments

iSHARES® FTSE NAREIT RESIDENTIAL INDEX FUND

April 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.76%

REITs - APARTMENTS – 85.45%
American Campus Communities Inc.	4,489	$137,049
Associated Estates Realty Corp.	1,850	22,385
AvalonBay Communities Inc.[a]	7,409	739,048
BRE Properties Inc. Class A	4,416	211,747
Camden Property Trust	4,056	214,603
Education Realty Trust Inc.	6,528	87,083
Equity Residential[a]	25,311	1,050,913
Essex Property Trust Inc.	1,809	215,271
GMH Communities Trust	7,580	71,555
Home Properties Inc.	4,080	214,486
Mid-America Apartment Communities Inc.	4,007	210,367
Post Properties Inc.[a]	5,737	210,548
UDR Inc.	12,138	306,849

		3,691,904

REITs - DIVERSIFIED – 4.55%
Colonial Properties Trust	8,109	196,481

		196,481

REITs - HEALTH CARE – 3.15%
Senior Housing Properties Trust	2,824	67,635
Ventas Inc.	1,413	68,615

		136,250

REITs - MANUFACTURED HOMES – 6.61%
American Land Lease Inc.	2,448	49,205
Equity Lifestyle Properties Inc.	4,041	199,787
Sun Communities Inc.	76	1,478
UMH Properties Inc.	3,480	34,974

		285,444

TOTAL COMMON STOCKS
(Cost: $4,585,553)		4,310,079

Security	Shares	Value
SHORT-TERM INVESTMENTS – 31.96%

MONEY MARKET FUNDS – 31.96%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.85%[b,c]	4,253	$4,253
BGI Cash Premier Fund LLC 2.90%[b,c,d]	1,376,372	1,376,372

		1,380,625

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,380,625)		1,380,625

TOTAL INVESTMENTS IN SECURITIES – 131.72% (Cost: $5,966,178)		5,690,704

Other Assets, Less Liabilities – (31.72)%		(1,370,275)

NET ASSETS – 100.00%		$4,320,429

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

38	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® FTSE NAREIT RETAIL INDEX FUND

April 30, 2008

Security	Shares	Value
COMMON STOCKS – 99.83%

REITs – OUTLET CENTERS – 8.96%
Agree Realty Corp.	774	$20,619
Alexander’s Inc.[a]	192	68,410
Getty Realty Corp.	2,824	51,143
National Retail Properties Inc.	6,627	151,825
Realty Income Corp.	8,760	230,476

		522,473

REITs – REGIONAL MALLS – 47.85%
CBL & Associates Properties Inc.	5,595	137,021
General Growth Properties Inc.	17,523	717,742
Macerich Co. (The)[b]	3,936	287,840
Simon Property Group Inc.	14,469	1,444,874
Taubman Centers Inc.	3,609	204,522

		2,791,999

REITs – SHOPPING CENTERS – 43.02%
Acadia Realty Trust	2,976	76,305
Cedar Shopping Centers Inc.	3,999	49,987
Developers Diversified Realty Corp.	6,636	285,016
Equity One Inc.	4,251	105,000
Federal Realty Investment Trust[b]	3,540	290,811
Inland Real Estate Corp.	6,585	106,348
Kimco Realty Corp.	18,195	726,162
Kite Realty Group Trust	5,049	68,565
Ramco-Gershenson Properties Trust	1,698	38,154
Regency Centers Corp.	4,092	292,864
Saul Centers Inc.	1,242	61,976
Tanger Factory Outlet Centers Inc.	2,946	118,842
Urstadt Biddle Properties Inc. Class A	1,785	30,113
Weingarten Realty Investors	7,044	259,853

		2,509,996

TOTAL COMMON STOCKS
(Cost: $6,272,317)		5,824,468

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.56%

MONEY MARKET FUNDS – 1.56%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.85%[c,d]	6,033	$6,033
BGI Cash Premier Fund LLC 2.90%[c,d,e]	85,055	85,055

		91,088

TOTAL SHORT-TERM INVESTMENTS
(Cost: $91,088)		91,088

TOTAL INVESTMENTS IN SECURITIES – 101.39% (Cost: $6,363,405)		5,915,556

Other Assets, Less Liabilities – (1.39)%		(80,979)

NET ASSETS – 100.00%		$5,834,577

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Statements of Assets and Liabilities

iSHARES® TRUST

April 30, 2008

	iShares FTSE EPRA/NAREIT
	Asia Index Fund	Europe Index Fund	Global Real Estate ex-U.S. Index Fund	North America Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$8,836,170	$5,011,797	$22,218,046	$4,983,658
Affiliated issuers (Note 2)	276,772	514	405,153	84,567

Total cost of investments	$9,112,942	$5,012,311	$22,623,199	$5,068,225

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$8,571,035	$4,917,715	$22,336,804	$4,893,025
Affiliated issuers (Note 2)	276,772	514	405,153	84,567

Total value of investments	8,847,807	4,918,229	22,741,957	4,977,592
Foreign currencies, at value[b]	10,076	21,103	25,720	404
Receivables:
Due from custodian (Note 4)	–	–	157,432	–
Dividends and interest	37,436	20,165	83,378	3,806
Capital shares sold	–	–	–	9,732

Total Assets	8,895,319	4,959,497	23,008,487	4,991,534

LIABILITIES
Payables:
Investment securities purchased	–	7,907	157,432	7,341
Collateral for securities on loan (Note 5)	272,690	–	386,850	78,452
Investment advisory fees (Note 2)	3,228	1,977	7,228	993

Total Liabilities	275,918	9,884	551,510	86,786

NET ASSETS	$8,619,401	$4,949,613	$22,456,977	$4,904,748

Net assets consist of:
Paid-in capital	$8,937,005	$5,003,464	$22,308,439	$5,004,391
Undistributed (distributions in excess of) net investment income	26,239	52,555	104,943	(185)
Accumulated net realized loss	(78,600)	(12,055)	(74,755)	(8,837)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(265,243)	(94,351)	118,350	(90,621)

NET ASSETS	$8,619,401	$4,949,613	$22,456,977	$4,904,748

Shares outstanding[c]	200,000	100,000	500,000	100,000

Net asset value per share	$43.10	$49.50	$44.91	$49.05

[a]	Securities on loan with market values of $256,319, $–, $366,350 and $74,907, respectively. See Note 5.
[b]	Cost of foreign currencies: $10,009, $21,278, $25,772 and $402, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

40	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

April 30, 2008

	iShares FTSE NAREIT
	Industrial/Office Index Fund	Mortgage REITs Index Fund	Real Estate 50 Index Fund	Residential Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$8,669,648	$30,111,392	$22,067,372	$4,585,553
Affiliated issuers (Note 2)	451,286	5,697,126	770,176	1,380,625

Total cost of investments	$9,120,934	$35,808,518	$22,837,548	$5,966,178

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$8,089,984	$24,565,534	$18,536,015	$4,310,079
Affiliated issuers (Note 2)	451,286	5,697,126	770,176	1,380,625

Total value of investments	8,541,270	30,262,660	19,306,191	5,690,704
Receivables:
Investment securities sold	67,536	–	–	5,382
Dividends and interest	10,373	134,162	16,480	2,681

Total Assets	8,619,179	30,396,822	19,322,671	5,698,767

LIABILITIES
Payables:
Investment securities purchased	62,709	40,410	–	–
Collateral for securities on loan (Note 5)	443,359	5,632,914	750,770	1,376,372
Investment advisory fees (Note 2)	2,707	9,137	7,272	1,966

Total Liabilities	508,775	5,682,461	758,042	1,378,338

NET ASSETS	$8,110,404	$24,714,361	$18,564,629	$4,320,429

Net assets consist of:
Paid-in capital	$8,804,824	$32,346,714	$22,337,477	$4,638,508
Undistributed net investment income	270	78,696	201	286
Accumulated net realized loss	(115,026)	(2,165,191)	(241,692)	(42,891)
Net unrealized depreciation	(579,664)	(5,545,858)	(3,531,357)	(275,474)

NET ASSETS	$8,110,404	$24,714,361	$18,564,629	$4,320,429

Shares outstanding[b]	200,000	1,000,000	450,000	100,000

Net asset value per share	$40.55	$24.71	$41.25	$43.20

[a]	Securities on loan with market values of $432,752, $5,300,550, $713,858 and $1,311,501, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

April 30, 2008

iShares FTSE NAREIT
Retail Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$6,272,317
Affiliated issuers (Note 2)	91,088

Total cost of investments	$6,363,405

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$5,824,468
Affiliated issuers (Note 2)	91,088

Total value of investments	5,915,556
Receivables:
Investment securities sold	30,748
Dividends and interest	5,379

Total Assets	5,951,683

LIABILITIES
Payables:
Investment securities purchased	30,664
Collateral for securities on loan (Note 5)	85,055
Investment advisory fees (Note 2)	1,387

Total Liabilities	117,106

NET ASSETS	$5,834,577

Net assets consist of:
Paid-in capital	$6,325,342
Undistributed net investment income	21
Accumulated net realized loss	(42,937)
Net unrealized depreciation	(447,849)

NET ASSETS	$5,834,577

Shares outstanding[b]	150,000

Net asset value per share	$38.90

[a]	Securities on loan with market value of $82,247. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

42	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Period ended April 30, 2008

	iShares FTSE EPRA/NAREIT
	Asia Index Fund[a]	Europe Index Fund[a]	Global Real Estate ex-U.S. Index Fund[a]	North America Index Fund[a]

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[b]	$88,118	$80,631	$219,339	$76,451
Interest from affiliated issuers (Note 2)	97	43	137	222
Securities lending income from affiliated issuers (Note 2)	599	–	1,573	30

Total investment income	88,814	80,674	221,049	76,703

EXPENSES
Investment advisory fees (Note 2)	13,384	10,818	28,881	9,285

Total expenses	13,384	10,818	28,881	9,285

Net investment income	75,430	69,856	192,168	67,418

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(78,082)	(12,055)	(74,472)	(9,830)
In-kind redemptions	–	–	–	(92,169)
Foreign currency transactions	1,534	(212)	1,714	(214)

Net realized loss	(76,548)	(12,267)	(72,758)	(102,213)

Net change in unrealized appreciation (depreciation) on: Investments	(265,135)	(94,082)	118,758	(90,633)
Translation of assets and liabilities in foreign currencies	(108)	(269)	(408)	12

Net change in unrealized appreciation (depreciation)	(265,243)	(94,351)	118,350	(90,621)

Net realized and unrealized gain (loss)	(341,791)	(106,618)	45,592	(192,834)

NET INCREASE (DECREASE) IN NETASSETS RESULTING FROM OPERATIONS	$(266,361)	$(36,762)	$237,760	$(125,416)

[a]	For the period from November 12, 2007 (commencement of operations) to April 30, 2008.
[b]	Net of foreign withholding tax of $9,057, $8,962, $23,667 and $1,527, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Operations (Continued)

iSHARES® TRUST

Period ended April 30, 2008

	iShares FTSE NAREIT
	Industrial/Office Index Fund[a]	Mortgage REITs Index Fund[a]	Real Estate 50 Index Fund[a]	Residential Index Fund[a]

NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$324,895	$1,808,778	$669,085	$225,611
Interest from affiliated issuers (Note 2)	892	2,005	1,625	949
Securities lending income from affiliated issuers (Note 2)	269	148,665	1,067	286

Total investment income	326,056	1,959,448	671,777	226,846

EXPENSES
Investment advisory fees (Note 2)	58,450	80,402	95,121	53,598

Total expenses	58,450	80,402	95,121	53,598

Net investment income	267,606	1,879,046	576,656	173,248

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(132,556)	(2,400,283)	(262,152)	(123,356)
In-kind redemptions	(2,315,942)	(4,955,628)	(68,850)	(2,290,047)

Net realized loss	(2,448,498)	(7,355,911)	(331,002)	(2,413,403)

Net change in unrealized appreciation (depreciation)	(579,664)	(5,545,858)	(3,531,357)	(275,474)

Net realized and unrealized loss	(3,028,162)	(12,901,769)	(3,862,359)	(2,688,877)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,760,556)	$(11,022,723)	$(3,285,703)	$(2,515,629)

[a]	For the period from May 1, 2007 (commencement of operations) to April 30, 2008.

See notes to financial statements.

44	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Period ended April 30, 2008

iShares FTSE NAREIT
Retail Index Fund[a]

NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$357,911
Interest from affiliated issuers (Note 2)	870
Securities lending income from affiliated issuers (Note 2)	20

Total investment income	358,801

EXPENSES
Investment advisory fees (Note 2)	52,962

Total expenses	52,962

Net investment income	305,839

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(56,523)
In-kind redemptions	(3,825,459)

Net realized loss	(3,881,982)

Net change in unrealized appreciation (depreciation)	(447,849)

Net realized and unrealized loss	(4,329,831)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,023,992)

[a]	For the period from May 1, 2007 (commencement of operations) to April 30, 2008.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares FTSE EPRA/NAREIT Asia Index Fund	iShares FTSE EPRA/NAREIT Europe Index Fund	iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund
	Period from November 12, 2007[a] to April 30, 2008	Period from November 12, 2007[a] to April 30, 2008	Period from November 12, 2007[a] to April 30, 2008
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$75,430	$69,856	$192,168
Net realized loss	(76,548)	(12,267)	(72,758)
Net change in unrealized appreciation (depreciation)	(265,243)	(94,351)	118,350

Net increase (decrease) in net assets resulting from operations	(266,361)	(36,762)	237,760

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(51,243)	(17,089)	(89,222)

Total distributions to shareholders	(51,243)	(17,089)	(89,222)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	8,937,005	5,003,464	22,308,439

Net increase in net assets from capital share transactions	8,937,005	5,003,464	22,308,439

INCREASE IN NET ASSETS	8,619,401	4,949,613	22,456,977

NET ASSETS
Beginning of period	–	–	–

End of period	$8,619,401	$4,949,613	$22,456,977

Undistributed net investment income included in net assets at end of period	$26,239	$52,555	$104,943

SHARES ISSUED
Shares sold	200,000	100,000	500,000

Net increase in shares outstanding	200,000	100,000	500,000

[a]	Commencement of operations.

See notes to financial statements.

46	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares FTSE EPRA/NAREIT North America Index Fund	iShares FTSE NAREIT Industrial/Office Index Fund	iShares FTSE NAREIT Mortgage REITs Index Fund
	Period from November 12, 2007[a] to April 30, 2008	Period from May 1, 2007[a] to April 30, 2008	Period from May 1, 2007[a] to April 30, 2008
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$67,418	$267,606	$1,879,046
Net realized loss	(102,213)	(2,448,498)	(7,355,911)
Net change in unrealized appreciation (depreciation)	(90,621)	(579,664)	(5,545,858)

Net decrease in net assets resulting from operations	(125,416)	(2,760,556)	(11,022,723)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(67,389)	(267,336)	(1,800,350)
Return of capital	(1,681)	(202,160)	(80,421)

Total distributions to shareholders	(69,070)	(469,496)	(1,880,771)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	7,518,030	35,308,408	64,224,776
Cost of shares redeemed	(2,418,796)	(23,967,952)	(26,606,921)

Net increase in net assets from capital share transactions	5,099,234	11,340,456	37,617,855

INCREASE IN NET ASSETS	4,904,748	8,110,404	24,714,361

NET ASSETS
Beginning of period	–	–	–

End of period	$4,904,748	$8,110,404	$24,714,361

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(185)	$270	$78,696

SHARES ISSUED AND REDEEMED
Shares sold	150,000	750,000	1,800,000
Shares redeemed	(50,000)	(550,000)	(800,000)

Net increase in shares outstanding	100,000	200,000	1,000,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares FTSE NAREIT Real Estate 50 Index Fund	iShares FTSE NAREIT Residential Index Fund	iShares FTSE NAREIT Retail Index Fund
	Period from May 1, 2007[a] to April 30, 2008	Period from May 1, 2007[a] to April 30, 2008	Period from May 1, 2007[a] to April 30, 2008
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$576,656	$173,248	$305,839
Net realized loss	(331,002)	(2,413,403)	(3,881,982)
Net change in unrealized appreciation (depreciation)	(3,531,357)	(275,474)	(447,849)

Net decrease in net assets resulting from operations	(3,285,703)	(2,515,629)	(4,023,992)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(576,455)	(172,962)	(305,818)
From net realized gain	–	(29,993)	–
Return of capital	(260,793)	(197,163)	(74,297)

Total distributions to shareholders	(837,248)	(400,118)	(380,115)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	27,294,633	35,992,217	32,700,778
Cost of shares redeemed	(4,607,053)	(28,756,041)	(22,462,094)

Net increase in net assets from capital share transactions	22,687,580	7,236,176	10,238,684

INCREASE IN NET ASSETS	18,564,629	4,320,429	5,834,577

NET ASSETS
Beginning of period	–	–	–

End of period	$18,564,629	$4,320,429	$5,834,577

Undistributed net investment income included in net assets at end of period	$201	$286	$21

SHARES ISSUED AND REDEEMED
Shares sold	550,000	750,000	700,000
Shares redeemed	(100,000)	(650,000)	(550,000)

Net increase in shares outstanding	450,000	100,000	150,000

[a]	Commencement of operations.

See notes to financial statements.

48	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares FTSE EPRA/NAREIT Asia Index Fund
Period from Nov. 12, 2007[a] to Apr. 30, 2008
Net asset value, beginning of period	$48.06

Income from investment operations:
Net investment income[b]	0.52
Net realized and unrealized loss[c]	(5.08)

Total from investment operations	(4.56)

Less distributions from:
Net investment income	(0.40)

Total distributions	(0.40)

Net asset value, end of period	$43.10

Total return	(9.49)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$8,619
Ratio of expenses to average net assets[e]	0.48%
Ratio of net investment income to average net assets[e]	2.71%
Portfolio turnover rate[f]	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares FTSE EPRA/NAREIT Europe Index Fund
Period from Nov. 12, 2007[a] to Apr. 30, 2008
Net asset value, beginning of period	$50.03

Income from investment operations:
Net investment income[b]	0.70
Net realized and unrealized loss[c]	(1.06)

Total from investment operations	(0.36)

Less distributions from:
Net investment income	(0.17)

Total distributions	(0.17)

Net asset value, end of period	$49.50

Total return	(0.71)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,950
Ratio of expenses to average net assets[e]	0.48%
Ratio of net investment income to average net assets[e]	3.10%
Portfolio turnover rate[f]	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

50	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund
Period from Nov. 12, 2007[a] to Apr. 30, 2008
Net asset value, beginning of period	$48.67

Income from investment operations:
Net investment income[b]	0.64
Net realized and unrealized loss[c]	(4.00)

Total from investment operations	(3.36)

Less distributions from:
Net investment income	(0.40)

Total distributions	(0.40)

Net asset value, end of period	$44.91

Total return	(6.88)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$22,457
Ratio of expenses to average net assets[e]	0.48%
Ratio of net investment income to average net assets[e]	3.19%
Portfolio turnover rate[f]	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares FTSE EPRA/NAREIT North America Index Fund
Period from Nov. 12, 2007[a] to Apr. 30, 2008
Net asset value, beginning of period	$49.98

Income from investment operations:
Net investment income[b]	0.75
Net realized and unrealized loss[c]	(0.74)

Total from investment operations	0.01

Less distributions from:
Net investment income	(0.92)
Return of capital	(0.02)

Total distributions	(0.94)

Net asset value, end of period	$49.05

Total return	0.08%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,905
Ratio of expenses to average net assets[e]	0.48%
Ratio of net investment income to average net assets[e]	3.49%
Portfolio turnover rate[f]	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

52	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares FTSE NAREIT Industrial/Office Index Fund
Period from May 1, 2007[a] to Apr. 30, 2008
Net asset value, beginning of period	$49.84

Income from investment operations:
Net investment income[b]	0.96
Net realized and unrealized loss[c]	(8.11)

Total from investment operations	(7.15)

Less distributions from:
Net investment income	(1.22)
Return of capital	(0.92)

Total distributions	(2.14)

Net asset value, end of period	$40.55

Total return	(14.30)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$8,110
Ratio of expenses to average net assets[e]	0.48%
Ratio of net investment income to average net assets[e]	2.20%
Portfolio turnover rate[f]	11%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	53

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares FTSE NAREIT Mortgage REITs Index Fund
Period from May 1, 2007[a] to Apr. 30, 2008
Net asset value, beginning of period	$49.89

Income from investment operations:
Net investment income[b]	3.63
Net realized and unrealized loss[c]	(25.31)

Total from investment operations	(21.68)

Less distributions from:
Net investment income	(3.35)
Return of capital	(0.15)

Total distributions	(3.50)

Net asset value, end of period	$24.71

Total return	(44.66)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$24,714
Ratio of expenses to average net assets[e]	0.48%
Ratio of net investment income to average net assets[e]	11.22%
Portfolio turnover rate[f]	42%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

54	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares FTSE NAREIT Real Estate 50 Index Fund
Period from May 1, 2007[a] to Apr. 30, 2008
Net asset value, beginning of period	$49.56

Income from investment operations:
Net investment income[b]	1.23
Net realized and unrealized loss[c]	(7.71)

Total from investment operations	(6.48)

Less distributions from:
Net investment income	(1.26)
Return of capital	(0.57)

Total distributions	(1.83)

Net asset value, end of period	$41.25

Total return	(13.05)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$18,565
Ratio of expenses to average net assets[e]	0.48%
Ratio of net investment income to average net assets[e]	2.91%
Portfolio turnover rate[f]	9%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares FTSE NAREIT Residential Index Fund
Period from May 1, 2007[a] to Apr. 30, 2008
Net asset value, beginning of period	$49.37

Income from investment operations:
Net investment income[b]	0.73
Net realized and unrealized loss[c]	(4.59)

Total from investment operations	(3.86)

Less distributions from:
Net investment income	(1.00)
Net realized gain	(0.17)
Return of capital	(1.14)

Total distributions	(2.31)

Net asset value, end of period	$43.20

Total return	(7.70)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,320
Ratio of expenses to average net assets[e]	0.48%
Ratio of net investment income to average net assets[e]	1.55%
Portfolio turnover rate[f]	18%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

56	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares FTSE NAREIT Retail Index Fund
Period from May 1, 2007[a] to Apr. 30, 2008
Net asset value, beginning of period	$49.54

Income from investment operations:
Net investment income[b]	1.18
Net realized and unrealized loss[c]	(9.10)

Total from investment operations	(7.92)

Less distributions from:
Net investment income	(2.19)
Return of capital	(0.53)

Total distributions	(2.72)

Net asset value, end of period	$38.90

Total return	(15.88)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,835
Ratio of expenses to average net assets[e]	0.48%
Ratio of net investment income to average net assets[e]	2.77%
Portfolio turnover rate[f]	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares FTSE EPRA/NAREIT Asia, iShares FTSE EPRA/NAREIT Europe, iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S., iShares FTSE EPRA/NAREIT North America, iShares FTSE NAREIT Industrial/Office, iShares FTSE NAREIT Mortgage REITs, iShares FTSE NAREIT Real Estate 50, iShares FTSE NAREIT Residential and iShares FTSE NAREIT Retail Index Funds (each, a “Fund,” collectively, the “Funds”). The iShares FTSE EPRA/NAREIT Asia, iShares FTSE EPRA/NAREIT Europe, iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. and iShares FTSE EPRA/NAREIT North America Index Funds commenced operations on November 12, 2007. The iShares FTSE NAREIT Industrial/Office, iShares FTSE NAREIT Mortgage REITs, iShares FTSE NAREIT Real Estate 50, iShares FTSE NAREIT Residential and iShares FTSE NAREIT Retail Index Funds commenced operations on May 1, 2007.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Certain Funds invest in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent

58	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Funds do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which these Funds invest. These foreign taxes, if any, are paid by the Funds and are disclosed in the Statements of Operations. Foreign taxes payable as of April 30, 2008, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

As of April 30, 2008, the tax year-end of the Funds, the components of net distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Depreciation	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
FTSE EPRA/NAREIT Asia	$111,801	$(350,805)	$(78,600)	$(317,604)
FTSE EPRA/NAREIT Europe	91,373	(133,169)	(12,055)	(53,851)
FTSE EPRA/NAREIT Global Real Estate ex-U.S.	398,428	(184,209)	(65,681)	148,538
FTSE EPRA/NAREIT North America	–	(90,857)	(8,786)	(99,643)
FTSE NAREIT Industrial/Office	–	(651,713)	(42,707)	(694,420)
FTSE NAREIT Mortgage REITs	–	(6,161,285)	(1,471,068)	(7,632,353)
FTSE NAREIT Real Estate 50	–	(3,617,329)	(155,519)	(3,772,848)
FTSE NAREIT Residential	–	(318,079)	–	(318,079)
FTSE NAREIT Retail	–	(459,827)	(30,938)	(490,765)

For the period ended April 30, 2008, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the period ended April 30, 2008.

From November 1, 2007 to April 30, 2008, certain Funds incurred net realized capital losses and net foreign currency losses. As permitted by tax regulations, these Funds have elected to defer those losses and treat them as arising in the year ending April 30, 2009, as follows:

iShares Index Fund	Deferred Net Realized Capital/Net Foreign Currency Losses
FTSE EPRA/NAREIT Asia	$78,600
FTSE EPRA/NAREIT Europe	12,055
FTSE EPRA/NAREIT Global Real Estate ex-U.S.	65,681
FTSE EPRA/NAREIT North America	8,786

iShares Index Fund	Deferred Net Realized Capital Losses
FTSE NAREIT Industrial/Office	$ 12,134
FTSE NAREIT Mortgage REITs	1,139,031
FTSE NAREIT Real Estate 50	10,881
FTSE NAREIT Retail	13,398

60	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Certain Funds had tax basis net capital loss carryforwards as of April 30, 2008, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2016
FTSE NAREIT Industrial/Office	$30,573
FTSE NAREIT Mortgage REITs	332,037
FTSE NAREIT Real Estate 50	144,638
FTSE NAREIT Retail	17,540

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

Certain Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” These Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

For the period ended April 30, 2008, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended April 30, 2008 are disclosed in the Funds’ Statements of Operations.

As of April 30, 2008, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
FTSE EPRA/NAREIT Asia	$9,198,504	$156,706	$(507,403)	$(350,697)
FTSE EPRA/NAREIT Europe	5,051,129	248,779	(381,679)	(132,900)
FTSE EPRA/NAREIT Global Real Estate ex-U.S.	22,925,758	739,482	(923,283)	(183,801)
FTSE EPRA/NAREIT North America	5,068,461	61,101	(151,970)	(90,869)
FTSE NAREIT Industrial/Office	9,192,983	–	(651,713)	(651,713)
FTSE NAREIT Mortgage REITs	36,423,945	–	(6,161,285)	(6,161,285)
FTSE NAREIT Real Estate 50	22,923,520	138,740	(3,756,069)	(3,617,329)
FTSE NAREIT Residential	6,008,783	–	(318,079)	(318,079)
FTSE NAREIT Retail	6,375,383	–	(459,827)	(459,827)

The Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of April 30, 2008, and has determined that the implementation of FIN 48 did not have a material impact on the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Continued)

iSHARES® TRUST

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee of 0.48% based on the average daily net assets of each Fund.

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Funds. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the period ended April 30, 2008, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
FTSE EPRA/NAREIT Asia	$599
FTSE EPRA/NAREIT Global Real Estate ex-U.S.	1,573
FTSE EPRA/NAREIT North America	30
FTSE NAREIT Industrial/Office	269

iShares Index Fund	Securities Lending Agent Fees
FTSE NAREIT Mortgage REITs	$148,665
FTSE NAREIT Real Estate 50	1,067
FTSE NAREIT Residential	286
FTSE NAREIT Retail	20

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

62	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 5 for additional information regarding the Premier Fund.

Certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended April 30, 2008 were as follows:

iShares Index Fund	Purchases	Sales
FTSE EPRA/NAREIT Asia	$107,758	$91,730
FTSE EPRA/NAREIT Europe	121,562	46,185
FTSE EPRA/NAREIT Global Real Estate ex-U.S.	507,872	315,214
FTSE EPRA/NAREIT North America	161,114	137,814
FTSE NAREIT Industrial/Office	1,500,557	1,412,762
FTSE NAREIT Mortgage REITs	7,846,466	7,420,351
FTSE NAREIT Real Estate 50	1,901,184	1,656,540
FTSE NAREIT Residential	2,060,344	2,072,079
FTSE NAREIT Retail	491,475	500,720

In-kind transactions (see Note 4) for the period ended April 30, 2008 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
FTSE EPRA/NAREIT Asia	$8,898,224	$–
FTSE EPRA/NAREIT Europe	4,948,475	–
FTSE EPRA/NAREIT Global Real Estate ex-U.S.	22,099,860	–
FTSE EPRA/NAREIT North America	7,503,298	2,409,717
FTSE NAREIT Industrial/Office	35,267,007	23,951,594
FTSE NAREIT Mortgage REITs	63,754,237	26,436,927
FTSE NAREIT Real Estate 50	27,215,126	4,580,283
FTSE NAREIT Residential	35,812,382	28,435,147
FTSE NAREIT Retail	32,659,402	22,407,721

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Continued)

iSHARES® TRUST

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of April 30, 2008, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in the Premier Fund. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

The market value of the securities on loan as of April 30, 2008 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not believe that the adoption of this standard will have a material impact on the Funds’ financial statements.

64	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares FTSE EPRA/NAREIT Asia Index Fund, iShares FTSE EPRA/NAREIT Europe Index Fund, iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund, iShares FTSE EPRA/NAREIT North America Index Fund, iShares FTSE NAREIT Industrial/Office Index Fund, iShares FTSE NAREIT Mortgage REITs Index Fund, iShares FTSE NAREIT Real Estate 50 Index Fund, iShares FTSE NAREIT Residential Index Fund and iShares FTSE NAREIT Retail Index Fund, each a fund of iShares Trust (the “Funds”), at April 30, 2008, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

June 20, 2008

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	65

Tax Information (Unaudited)

iSHARES® TRUST

Under Section 852(b)(3)(C) of the Internal Revenue Code (the “Code”), the iShares FTSE NAREIT Residential Index Fund designates $29,993 as a long-term capital gain dividend for the period ended April 30, 2008.

For the period ended April 30, 2008, certain Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Code as follows:

iShares Index Fund	Foreign Source Income Earned	Foreign Taxes Paid
FTSE EPRA/NAREIT Asia	$97,175	$9,057
FTSE EPRA/NAREIT Europe	89,593	8,962
FTSE EPRA/NAREIT Global Real Estate ex-U.S.	243,006	23,387

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the period ended April 30, 2008:

iShares Index Fund	Qualified Dividend Income
FTSE EPRA/NAREIT Asia	$10,400
FTSE EPRA/NAREIT Europe	17,089
FTSE EPRA/NAREIT Global Real Estate ex-U.S.	89,222
FTSE EPRA/NAREIT North America	11,362
FTSE NAREIT Industrial/Office	2,810

iShares Index Fund	Qualified Dividend Income
FTSE NAREIT Mortgage REITs	$18,369
FTSE NAREIT Real Estate 50	13,347
FTSE NAREIT Residential	1,444
FTSE NAREIT Retail	13,828

In January 2009, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2008. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

66	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares FTSE EPRA/NAREIT Asia Index Fund

Period Covered: January 1, 2008 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	4	6.56%
Greater than 2.0% and Less than 2.5%	3	4.92
Greater than 1.5% and Less than 2.0%	6	9.84
Greater than 1.0% and Less than 1.5%	8	13.11
Greater than 0.5% and Less than 1.0%	6	9.84
Between 0.5% and –0.5%	13	21.30
Less than –0.5% and Greater than –1.0%	6	9.84
Less than –1.0% and Greater than –1.5%	8	13.11
Less than –1.5% and Greater than –2.0%	1	1.64
Less than –2.0% and Greater than –2.5%	3	4.92
Less than –2.5% and Greater than –3.0%	1	1.64
Less than –3.0% and Greater than –3.5%	2	3.28

	61	100.00%

SUPPLEMENTAL INFORMATION	67

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares FTSE EPRA/NAREIT Europe Index Fund

Period Covered: January 1, 2008 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	7	11.48%
Greater than 1.5% and Less than 2.0%	2	3.28
Greater than 1.0% and Less than 1.5%	7	11.48
Greater than 0.5% and Less than 1.0%	8	13.11
Between 0.5% and –0.5%	20	32.78
Less than –0.5% and Greater than –1.0%	11	18.03
Less than –1.0% and Greater than –1.5%	3	4.92
Less than –1.5% and Greater than –2.0%	2	3.28
Less than –2.0%	1	1.64

	61	100.00%

iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund

Period Covered: January 1, 2008 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	3	4.92%
Greater than 5.5% and Less than 6.0%	1	1.64
Greater than 5.0% and Less than 5.5%	1	1.64
Greater than 4.5% and Less than 5.0%	2	3.28
Greater than 4.0% and Less than 4.5%	2	3.28
Greater than 3.5% and Less than 4.0%	1	1.64
Greater than 3.0% and Less than 3.5%	2	3.28
Greater than 2.5% and Less than 3.0%	3	4.92
Greater than 2.0% and Less than 2.5%	2	3.28
Greater than 1.5% and Less than 2.0%	6	9.84
Greater than 1.0% and Less than 1.5%	5	8.20
Greater than 0.5% and Less than 1.0%	10	16.39
Between 0.5% and –0.5%	11	18.01
Less than –0.5% and Greater than –1.0%	7	11.48
Less than –1.0% and Greater than –1.5%	3	4.92
Less than –1.5%	2	3.28

	61	100.00%

68	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares FTSE EPRA/NAREIT North America Index Fund

Period Covered: January 1, 2008 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	3	4.92%
Greater than 2.5% and Less than 3.0%	2	3.28
Greater than 2.0% and Less than 2.5%	2	3.28
Greater than 1.5% and Less than 2.0%	3	4.92
Greater than 1.0% and Less than 1.5%	2	3.28
Greater than 0.5% and Less than 1.0%	5	8.20
Between 0.5% and –0.5%	24	39.32
Less than –0.5% and Greater than –1.0%	4	6.56
Less than –1.0% and Greater than –1.5%	5	8.20
Less than –1.5% and Greater than –2.0%	2	3.28
Less than –2.0% and Greater than –2.5%	4	6.56
Less than –2.5% and Greater than –3.0%	1	1.64
Less than –3.0%	4	6.56

	61	100.00%

iShares FTSE NAREIT Industrial/Office Index Fund

Period Covered: July 1, 2007 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	3	1.60%
Greater than 2.5% and Less than 3.0%	1	0.53
Greater than 2.0% and Less than 2.5%	2	1.06
Greater than 1.5% and Less than 2.0%	3	1.60
Greater than 1.0% and Less than 1.5%	2	1.06
Greater than 0.5% and Less than 1.0%	9	4.79
Between 0.5% and –0.5%	149	79.26
Less than –0.5% and Greater than –1.0%	12	6.38
Less than –1.0% and Greater than –1.5%	3	1.60
Less than –1.5% and Greater than –2.0%	2	1.06
Less than –2.0%	2	1.06

	188	100.00%

SUPPLEMENTAL INFORMATION	69

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares FTSE NAREIT Mortgage REITs Index Fund

Period Covered: July 1, 2007 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	3	1.60%
Greater than 2.5% and Less than 3.0%	1	0.53
Greater than 2.0% and Less than 2.5%	2	1.06
Greater than 1.5% and Less than 2.0%	2	1.06
Greater than 1.0% and Less than 1.5%	5	2.66
Greater than 0.5% and Less than 1.0%	6	3.19
Between 0.5% and –0.5%	154	81.93
Less than –0.5% and Greater than –1.0%	10	5.32
Less than –1.0% and Greater than –1.5%	2	1.06
Less than –1.5% and Greater than –2.0%	2	1.06
Less than –2.0%	1	0.53

	188	100.00%

iShares FTSE NAREIT Real Estate 50 Index Fund

Period Covered: July 1, 2007 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	3	1.60%
Greater than 1.0% and Less than 1.5%	4	2.13
Greater than 0.5% and Less than 1.0%	3	1.60
Between 0.5% and –0.5%	170	90.42
Less than –0.5% and Greater than –1.0%	4	2.13
Less than –1.0% and Greater than –1.5%	2	1.06
Less than –1.5%	2	1.06

	188	100.00%

70	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares FTSE NAREIT Residential Index Fund

Period Covered: July 1, 2007 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	1	0.53%
Greater than 2.5% and Less than 3.0%	1	0.53
Greater than 2.0% and Less than 2.5%	2	1.06
Greater than 1.5% and Less than 2.0%	2	1.06
Greater than 1.0% and Less than 1.5%	3	1.60
Greater than 0.5% and Less than 1.0%	10	5.32
Between 0.5% and–0.5%	157	83.52
Less than –0.5% and Greater than –1.0%	7	3.72
Less than –1.0% and Greater than –1.5%	3	1.60
Less than –1.5%	2	1.06

	188	100.00%

iShares FTSE NAREIT Retail Index Fund

Period Covered: July 1, 2007 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	7	3.72%
Greater than 1.0% and Less than 1.5%	8	4.26
Greater than 0.5% and Less than 1.0%	6	3.19
Between 0.5% and –0.5%	147	78.19
Less than – 0.5% and Greater than – 1.0%	9	4.79
Less than – 1.0% and Greater than – 1.5%	6	3.19
Less than – 1.5% and Greater than – 2.0%	2	1.06
Less than – 2.0%	3	1.60

	188	100.00%

SUPPLEMENTAL INFORMATION	71

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds (“BGIF”) and Master Investment Portfolio (“MIP”) are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 156 portfolios within the fund complex. In addition, Lee T. Kranefuss serves as a Trustee for BGIF and MIP and oversees an additional 24 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee and Officer is c/o Barclays Global Investors, N.A., 400 Howard Street, San Francisco, California 94105. The Board has designated George G.C. Parker as its Lead Independent Trustee. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss, 1961	Trustee and Chairman (since 2003).	Global Chief Executive Officer, iShares/Intermediary Groups of BGI (since 2008); Chief Executive Officer, iShares Intermediary Index and Market Group of BGI (2005-2008); Chief Executive Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2005); Director of BGFA (since 2005); Director, President and Chief Executive Officer of Barclays Global Investors International, Inc. (since 2005); Director and Chairman of Barclays Global Investors Services (since 2005).	Director of iShares, Inc. (since 2003); Trustee of BGlF and MIP (since 2001).

*John E. Martinez, 1962	Trustee (since 2003).	Co-Chief Executive Officer of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003); Director, Barclays Global Investors UK Holdings, Inc. (2000-2003).	Director of iShares, Inc. (since 2003); Director of Real Estate Equity Exchange (since 2005); Chairman, Independent Review Committee, Canadian iShares Funds (since 2007).

*	Lee T. Kranefuss and John E. Martinez are deemed to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment adviser; BGI, the parent company of BGFA; and Barclays Global Investors Services, an affiliate of BGFA and BGI.

72	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
George G.C. Parker, 1939	Trustee (since 2000); Lead Independent Trustee (since 2006).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (since 1994).	Director of iShares, Inc. (since 2002); Director of Continental Airlines, Inc. (since 1996); Director of Community First Financial Group (since 1995); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of NETGEAR, Inc. (since 2007).

Cecilia H. Herbert, 1949	Trustee (since 2005).	Chair of Investment Committee Archdiocese of San Francisco (1994-2005); Director (since 1998) and President (since 2007) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee of the Montgomery Funds (1992-2003); Trustee (since 2005) and Chair of the Finance and Investment Committees (since 2006) of the Thacher School.	Director of iShares, Inc. (since 2005).

Charles A. Hurty, 1943	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002); Director of CSFB Alternative Investments Fund (6 portfolios) (since 2005).

John E. Kerrigan, 1955	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002); Managing Director, Merrill Lynch (1994-2002).	Director of iShares, Inc. (since 2005); Member of Advisory Council for Commonfund Distressed Debt Partners II (since 2004).

TRUSTEE AND OFFICER INFORMATION	73

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Robert H. Silver, 1955	Trustee (since 2007).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); President and Chief Operating Officer (2003-2005) and Director (1999-2005) of UBS Financial Services, Inc.; President and Chief Executive Officer of UBS Services USA, LLC (1999-2005); Managing Director, UBS America, Inc. (2000-2005); Director and Vice Chairman of the YMCA of Greater NYC (since 2001); Broadway Producer (since 2006).	Director of iShares, Inc. (since 2007); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (since 2006).

Officers
Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Michael A. Latham, 1965	President (since 2007).	Head of Americas iShares (since 2007); Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2007); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (since 2005).	None.

Geoffrey D. Flynn, 1956	Treasurer and Chief Financial Officer (since 2007).	Chief Operating Officer, U.S. iShares, BGI (since 2008); Director, Mutual Fund Operations, BGI (2007-2008); President, Van Kampen Investors Services (2003-2007); Managing Director, Morgan Stanley (2002-2007); President, Morgan Stanley Trust, FSB (2002-2007).	None.

74	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers (Continued)

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Eilleen M. Clavere, 1952	Secretary (since 2007).	Head of Legal Administration of Intermediary Investors Business of BGI (since 2006); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel of Kirkpatrick & Lockhart LLP (2001-2005).	None.

Ira P. Shapiro, 1963	Vice President and Chief Legal Officer (since 2007).	Associate General Counsel, BGI (since 2004); First Vice President of Merrill Lynch Investment Managers (1993-2004).	None.

Amy Schioldager, 1962	Executive Vice President (since 2007).	Head of U.S. Indexing, BGI (since 2006); Head of Domestic Equity Portfolio Management, BGI (2001-2006).	None.

H. Michael Williams, 1960	Executive Vice President (since 2007).	Vice Chairman – Capital Markets, BGI (since 2008); Head of Global Index and Markets Group of BGI (2006-2008); Global Head of Securities Lending, BGI (2002-2006).	Trustee of BGIF and MIP (since 2007); Trustee, University of California, Berkeley Foundation; Executive Board, College of Letters and Science, University of California, Berkeley.

Patrick O’Connor, 1967	Vice President (since 2007).	Head of iShares Portfolio Management, BGI (since 2006); Senior Portfolio Manager, BGI (1999-2006).	None.

Lee Sterne, 1965	Vice President (since 2007).	Head of U.S. Fixed Income Index and iShares, BGI (since 2007); Senior Portfolio Manager, BGI (2004-2007); Portfolio Manager, BGI (2001-2004).	None.

Matt Tucker, 1972	Vice President (since 2007).	Head of U.S. Fixed Income Investment Solutions, BGI (since 2005); Fixed Income Investment Strategist, BGI (2003-2005); Fixed Income Portfolio Manager, BGI (1997-2003).	None.

TRUSTEE AND OFFICER INFORMATION	75

Notes:

76	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P North American Natural Resources Sector (IGE)

iShares S&P North American Technology-Multimedia Networking (IGN)

iShares S&P North American Technology- Semiconductors (IGW)

iShares S&P North American Technology- Software (IGV)

iShares S&P North American Technology Sector (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office (FIO)

iShares FTSE NAREIT Mortgage REITs (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential (REZ)

iShares FTSE NAREIT Retail (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Infrastructure (IGF)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI Chile (ECH)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Israel Capped Investable Market (EIS)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Japan Small Cap (SCJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI Thailand Investable Market (THD)

iShares MSCI Turkey Investable Market (TUR)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman Short Treasury (SHV)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 3-7 Year Treasury (IEI)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 10-20 Year Treasury (TLH)

iShares Lehman 20+ Year Treasury (TLT)

iShares Lehman TIPS (TIP)

iShares Lehman Credit (CFT)

iShares Lehman 1-3 Year Credit (CSJ)

iShares Lehman Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Lehman Government/Credit (GBF)

iShares Lehman Intermediate Government/Credit (GVI)

iShares Lehman MBS (MBB)

iShares S&P National Municipal (MUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares JPMorgan USD Emerging Markets (EMB)

iShares Specialty Index Funds

iShares KLD 400 Social (DSI)

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares FTSE Developed Small Cap ex-North America (IFSM)

iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. (IFGL)

iShares FTSE EPRA/NAREIT North America (IFNA)

iShares FTSE EPRA/NAREIT Europe (IFEU)

iShares FTSE EPRA/NAREIT Asia (IFAS)

iShares MSCI ACWI (ACWI)

iShares MSCI ACWI ex US (ACWX)

iShares MSCI BRIC (BKF)

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI EAFE Small Cap (SCZ)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Kokusai (TOK)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Asia 50 (AIA)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares S&P World ex-U.S. Property (WPS)

iSHARES FAMILY OF FUNDS	77

The iShares® Family of Funds (Continued)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., KLD Research & Analytics, Inc., MSCI Inc., Morningstar Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50 Index, FTSE NAREIT Residential Index, FTSE NAREIT Retail Index, FTSE NAREIT Mortgage REITs Index or FTSE NAREIT Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2008 Annual Report.

6712-iS-0408

78	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Item 2.	Code of Ethics.

iShares Trust (the “Registrant”) has adopted a code of ethics that applies to persons appointed by the Registrant’s Board of Trustees as the President and/or Chief Financial Officer, and any persons performing similar functions. For the fiscal year ended April 30, 2008, there were no amendments to any provision of this code of ethics, nor were there any waivers granted from any provision of this code of ethics. A copy of this code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Charles A. Hurty, John E. Kerrigan, George G.C. Parker and Robert H. Silver, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

The principal accountant fees disclosed in Items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the forty-seven series of the Registrant for which the fiscal year-end is April 30, 2008 (the “Funds”) and whose annual financial statements are reported in Item 1.

(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were $534,874 for the fiscal year ended April 30, 2007 and $667,572 for the fiscal year ended April 30, 2008.

(b) Audit-Related Fees – There were no fees billed for the fiscal years ended April 30, 2007 and April 30, 2008 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.

(c) Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Funds’ tax returns and excise tax calculations, were $233,070 for the fiscal year ended April 30, 2007 and $151,810 for the fiscal year ended April 30, 2008.

(d) All Other Fees – There were no other fees billed for the fiscal years ended April 30, 2007 and April 30, 2008 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e) (1) The Registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) There were no services described in (b) through (d) above (including services required by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended April 30, 2008 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Funds, to the Registrant’s investment adviser and to any Adviser Affiliate that provides ongoing services to the Registrant for the last two fiscal years, were $2,350,171 for the fiscal year ended April 30, 2007 and $2,924,561 for the fiscal year ended April 30, 2008.

(h) The Registrant’s audit committee has considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services do not compromise the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The

Registrant’s audit committee members are George G.C. Parker, Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan and Robert H. Silver.

Item 6.	Schedule of Investments.

The Funds’ full schedules of investments are included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: June 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: June 25, 2008

By:	/s/ Geoffrey D. Flynn
Geoffrey D. Flynn, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: June 25, 2008